UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-58433

BMO Funds, Inc.

(Exact name of registrant as specified in charter)

111 East Kilbourn Avenue, Suite 200

            Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

John M. Blaser

BMO Asset Management Corp.

111 East Kilbourn Avenue, Suite 200

                Milwaukee, WI 53202

(Name and address of agent for service)

Copies to:

Michael P. O’Hare, Esq.

Stradley, Ronon, Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 236-3863

Date of fiscal year end: August 31

Date of reporting period: February 28, 2017

Item 1.	Reports to Stockholders.

BMO Funds	February 28, 2017

Semi-Annual

report

Equity Funds

International & Global Funds

Alternative Funds

Fixed Income Funds

Money Market Funds

Financial Information

Expense Example			2

Schedules of Investments:

Equity Funds:		Fixed Income Funds:
BMO Low Volatility Equity Fund	5	BMO Ultra Short Tax-Free Fund	43
BMO Dividend Income Fund	7	BMO Short Tax-Free Fund	46
BMO Large-Cap Value Fund	8	BMO Short-Term Income Fund	49
BMO Large-Cap Growth Fund	10	BMO Intermediate Tax-Free Fund	53
BMO Mid-Cap Value Fund	12	BMO Mortgage Income Fund	58
BMO Mid-Cap Growth Fund	14	BMO TCH Intermediate Income Fund	60
BMO Small-Cap Value Fund	16	BMO TCH Corporate Income Fund	61
BMO Small-Cap Core Fund	18	BMO TCH Core Plus Bond Fund	64
BMO Small-Cap Growth Fund	21	BMO Monegy High Yield Bond Fund	68

International and Global Funds:		Money Market Funds:
BMO Global Low Volatility Equity Fund	23	BMO Government Money Market Fund	72
BMO Disciplined International Equity Fund	26	BMO Tax-Free Money Market Fund	73
BMO Pyrford International Stock Fund	27	BMO Prime Money Market Fund	75
BMO LGM Emerging Markets Equity Fund	29	BMO Institutional Prime Money Market Fund	77
BMO TCH Emerging Markets Bond Fund	30

Alternative Funds:
BMO Alternative Strategies Fund	32
BMO Global Long/Short Equity Fund	39

Notes to Schedules of Investments			80
Statements of Assets and Liabilities			82
Statements of Operations			89
Statements of Changes in Net Assets			96
Financial Highlights			105
Notes to Financial Statements			118

Shareholder Report Disclosure of Directors’ Approval of Advisory Contract			146

Privacy Policy			147

Not FDIC Insured	No Bank Guarantee	May Lose Value

Expense Example (Unaudited)

For the Six Months Ended February 28, 2017

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended February 28, 2017 (9/1/16-2/28/17).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Investor				Advisor				Institutional
Fund	Beginning account value 9/1/16	Ending account value 2/28/17	Annualized Expense Ratio(1)	Expenses paid during period 9/1/16- 2/28/17(1)	Beginning account value 9/1/16	Ending account value 2/28/17	Annualized Expense Ratio(1)	Expenses paid during period 9/1/16- 2/28/17(1)	Beginning account value 9/1/16	Ending account value 2/28/17	Annualized Expense Ratio(1)	Expenses paid during period 9/1/16- 2/28/17(1)
Low Volatility Equity Fund
Actual					$1,000.00	$1,053.40	0.90%	$4.58	$1,000.00	$1,054.40	0.65%	$3.31
Hypothetical (5% return before expenses)					1,000.00	1,020.54	0.90	4.51	1,000.00	1,021.78	0.65	3.26
Dividend Income Fund
Actual					1,000.00	1,108.60	0.90	4.70	1,000.00	1,110.50	0.65	3.40
Hypothetical (5% return before expenses)					1,000.00	1,020.54	0.90	4.51	1,000.00	1,021.78	0.65	3.26
Large-Cap Value Fund
Actual	$1,000.00	$1,127.00	1.00%	$5.27	1,000.00	1,127.00	1.00	5.25	1,000.00	1,128.20	0.75	3.95
Hypothetical (5% return before expenses)	1,000.00	1,020.04	1.00	5.01	1,000.00	1,020.04	1.00	5.01	1,000.00	1,021.28	0.75	3.76
Large-Cap Growth Fund
Actual	1,000.00	1,108.80	1.00	5.22	1,000.00	1,108.80	1.00	5.23	1,000.00	1,110.60	0.75	3.92
Hypothetical (5% return before expenses)	1,000.00	1,020.04	1.00	5.01	1,000.00	1,020.04	1.00	5.01	1,000.00	1,021.28	0.75	3.76
Mid-Cap Value Fund
Actual	1,000.00	1,125.00	1.24	6.55	1,000.00	1,125.00	1.24	6.54	1,000.00	1,126.20	0.99	5.24
Hypothetical (5% return before expenses)	1,000.00	1,018.85	1.24	6.21	1,000.00	1,018.85	1.24	6.21	1,000.00	1,020.09	0.99	4.96

Expense Example (Unaudited) (continued)

	Investor				Advisor				Institutional
Fund	Beginning account value 9/1/16	Ending account value 2/28/17	Annualized Expense Ratio(1)	Expenses paid during period 9/1/16- 2/28/17(1)	Beginning account value 9/1/16	Ending account value 2/28/17	Annualized Expense Ratio(1)	Expenses paid during period 9/1/16- 2/28/17(1)	Beginning account value 9/1/16	Ending account value 2/28/17	Annualized Expense Ratio(1)	Expenses paid during period 9/1/16- 2/28/17(1)
Mid-Cap Growth Fund
Actual	$1,000.00	$1,096.30	1.24%	$6.46	$1,000.00	$1,096.30	1.24%	$6.46	$1,000.00	$1,097.70	0.99%	$5.16
Hypothetical (5% return before expenses)	1,000.00	1,018.85	1.24	6.21	1,000.00	1,018.85	1.24	6.21	1,000.00	1,020.09	0.99	4.96
Small-Cap Value Fund
Actual					1,000.00	1,146.00	1.24	6.60	1,000.00	1,148.60	0.99	5.28
Hypothetical (5% return before expenses)					1,000.00	1,018.85	1.24	6.21	1,000.00	1,020.09	0.99	4.96
Small-Cap Core Fund
Actual					1,000.00	1,155.60	1.15	6.15	1,000.00	1,156.30	0.90	4.79
Hypothetical (5% return before expenses)					1,000.00	1,019.30	1.15	5.76	1,000.00	1,020.54	0.90	4.51
Small-Cap Growth Fund
Actual	1,000.00	1,079.50	1.28	6.57					1,000.00	1,081.20	1.03	5.31
Hypothetical (5% return before expenses)	1,000.00	1,018.65	1.28	6.41					1,000.00	1,019.89	1.03	5.16
Global Low Volatility Equity Fund
Actual					1,000.00	1,005.10	1.10	5.46	1,000.00	1,005.40	0.85	4.24
Hypothetical (5% return before expenses)					1,000.00	1,019.55	1.10	5.51	1,000.00	1,020.79	0.85	4.26
Disciplined International Equity Fund
Actual					1,000.00	1,066.50	1.15	5.89	1,000.00	1,067.50	0.90	4.63
Hypothetical (5% return before expenses)					1,000.00	1,019.30	1.15	5.76	1,000.00	1,020.54	0.90	4.51
Pyrford International Stock Fund
Actual	1,000.00	1,012.40	1.24	6.19	1,000.00	1,012.40	1.24	6.19	1,000.00	1,013.80	0.99	4.92
Hypothetical (5% return before expenses)	1,000.00	1,018.85	1.24	6.21	1,000.00	1,018.85	1.24	6.21	1,000.00	1,020.09	0.99	4.96
LGM Emerging Markets Equity Fund
Actual					1,000.00	959.90	1.00	4.97	1,000.00	961.00	1.15	5.59
Hypothetical (5% return before expenses)					1,000.00	1,020.04	1.00	5.01	1,000.00	1,019.30	1.15	5.76
TCH Emerging Markets Bond Fund
Actual					1,000.00	1,003.90	1.23	6.11	1,000.00	1,004.00	0.85	4.22
Hypothetical (5% return before expenses)					1,000.00	1,018.90	1.23	6.16	1,000.00	1,020.79	0.85	4.26
Alternative Strategies Fund
Actual					1,000.00	1,024.30	2.93	14.72	1,000.00	1,025.20	2.68	13.47
Hypothetical (5% return before expenses)					1,000.00	1,010.47	2.93	14.61	1,000.00	1,011.71	2.68	13.37
Global Long/Short Equity Fund
Actual					1,000.00	1,118.80	2.29	12.01	1,000.00	1,120.20	2.04	10.70
Hypothetical (5% return before expenses)					1,000.00	1,013.64	2.29	11.43	1,000.00	1,014.88	2.04	10.19
Ultra Short Tax-Free Fund
Actual	1,000.00	1,003.20	0.55	2.73	1,000.00	1,003.20	0.55	2.73	1,000.00	1,005.50	0.30	1.49
Hypothetical (5% return before expenses)	1,000.00	1,022.27	0.55	2.76	1,000.00	1,022.27	0.55	2.76	1,000.00	1,023.51	0.30	1.51
Short Tax-Free Fund
Actual	1,000.00	996.60	0.55	2.72	1,000.00	996.60	0.55	2.72	1,000.00	997.30	0.40	1.98
Hypothetical (5% return before expenses)	1,000.00	1,022.27	0.55	2.76	1,000.00	1,022.27	0.55	2.76	1,000.00	1,023.02	0.40	2.01
Short-Term Income Fund
Actual	1,000.00	1,003.20	0.60	2.98	1,000.00	1,003.20	0.60	2.98	1,000.00	1,004.40	0.35	1.74
Hypothetical (5% return before expenses)	1,000.00	1,022.03	0.60	3.01	1,000.00	1,022.03	0.60	3.01	1,000.00	1,023.26	0.35	1.76
Intermediate Tax-Free Fund
Actual	1,000.00	975.40	0.55	2.69	1,000.00	975.40	0.55	2.69	1,000.00	977.40	0.31	1.54
Hypothetical (5% return before expenses)	1,000.00	1,022.27	0.55	2.76	1,000.00	1,022.27	0.55	2.76	1,000.00	1,023.46	0.31	1.56
Mortgage Income Fund
Actual	1,000.00	984.80	0.80	3.94	1,000.00	984.80	0.80	3.93	1,000.00	986.00	0.55	2.71
Hypothetical (5% return before expenses)	1,000.00	1,021.03	0.80	4.01	1,000.00	1,021.03	0.80	4.01	1,000.00	1,022.27	0.55	2.76
TCH Intermediate Income Fund
Actual					1,000.00	1,000.60	0.80	3.97	1,000.00	1,002.70	0.55	2.73
Hypothetical (5% return before expenses)					1,000.00	1,021.03	0.80	4.01	1,000.00	1,022.27	0.55	2.76

Expense Example (Unaudited) (continued)

	Investor				Advisor				Institutional/Premier
Fund	Beginning account value 9/1/16	Ending account value 2/28/17	Annualized Expense Ratio(1)	Expenses paid during period 9/1/16- 2/28/17(1)	Beginning account value 9/1/16	Ending account value 2/28/17	Annualized Expense Ratio(1)	Expenses paid during period 9/1/16- 2/28/17(1)	Beginning account value 9/1/16	Ending account value 2/28/17	Annualized Expense Ratio(1)	Expenses paid during period 9/1/16- 2/28/17(1)
TCH Corporate Income Fund
Actual	$1,000.00	$1,006.40	0.59%	$2.93	$1,000.00	$1,006.40	0.59%	$2.93	$1,000.00	$1,007.00	0.47%	$2.34
Hypothetical (5% return before expenses)	1,000.00	1,022.07	0.59	2.96	1,000.00	1,022.07	0.59	2.96	1,000.00	1,022.67	0.47	2.36
TCH Core Plus Bond Fund
Actual	1,000.00	991.50	0.59	2.89	1,000.00	991.50	0.59	2.89	1,000.00	992.80	0.34	1.66
Hypothetical (5% return before expenses)	1,000.00	1,022.07	0.59	2.96	1,000.00	1,022.07	0.59	2.96	1,000.00	1,023.31	0.34	1.71
Monegy High Yield Bond Fund
Actual					1,000.00	1,037.60	0.90	4.56	1,000.00	1,038.90	0.65	3.31
Hypothetical (5% return before expenses)					1,000.00	1,020.54	0.90	4.51	1,000.00	1,021.78	0.65	3.26
Government Money Market Fund
Actual	1,000.00	1,000.20	0.38	1.91					1,000.00	1,001.10	0.20	0.99
Hypothetical (5% return before expenses)	1,000.00	1,023.12	0.38	1.91					1,000.00	1,024.01	0.20	1.00
Tax-Free Money Market Fund
Actual	1,000.00	1,001.60	0.45	2.23					1,000.00	1,002.90	0.20	1.00
Hypothetical (5% return before expenses)	1,000.00	1,022.77	0.45	2.26					1,000.00	1,024.01	0.20	1.00
Prime Money Market Fund
Actual	1,000.00	1,001.00	0.45	2.23					1,000.00	1,002.20	0.20	1.00
Hypothetical (5% return before expenses)	1,000.00	1,022.77	0.45	2.26					1,000.00	1,024.01	0.20	1.00
Institutional Prime Money Market Fund
Actual	1,000.00	1,001.70	0.45	2.23					1,000.00	1,002.90	0.20	0.99
Hypothetical (5% return before expenses)	1,000.00	1,022.77	0.45	2.26					1,000.00	1,024.01	0.20	1.00

	Retirement Class R-3				Retirement Class R-6
Fund	Beginning account value 9/1/16	Ending account value 2/28/17	Annualized Expense Ratio(1)	Expenses paid during period 9/1/16- 2/28/17(1)	Beginning account value 9/1/16	Ending account value 2/28/17	Annualized Expense Ratio(1)	Expenses paid during period 9/1/16- 2/28/17(1)
Large-Cap Value Fund
Actual					$1,000.00	$1,128.80	0.60%	$3.16
Hypothetical (5% return before expenses)					1,000.00	1,022.03	0.60	3.01
Large-Cap Growth Fund
Actual					1,000.00	1,111.10	0.60	3.14
Hypothetical (5% return before expenses)					1,000.00	1,022.03	0.60	3.01
Mid-Cap Value Fund
Actual	$1,000.00	$1,124.10	1.49%	$7.87	1,000.00	1,127.30	0.84	4.44
Hypothetical (5% return before expenses)	1,000.00	1,017.61	1.49	7.45	1,000.00	1,020.84	0.84	4.21
Mid-Cap Growth Fund
Actual	1,000.00	1,094.60	1.49	7.76	1,000.00	1,098.70	0.84	4.38
Hypothetical (5% return before expenses)	1,000.00	1,017.61	1.49	7.45	1,000.00	1,020.84	0.84	4.21
Small-Cap Value Fund
Actual	1,000.00	1,145.90	1.49	7.93	1,000.00	1,149.50	0.84	4.48
Hypothetical (5% return before expenses)	1,000.00	1,017.61	1.49	7.45	1,000.00	1,020.84	0.84	4.21
Pyrford International Stock Fund
Actual	1,000.00	1,011.30	1.49	7.43	1,000.00	1,014.60	0.84	4.18
Hypothetical (5% return before expenses)	1,000.00	1,017.61	1.49	7.45	1,000.00	1,020.84	0.84	4.21

(1)	Expenses are equal to the Funds’ annualized expense ratios for the period September 1, 2016 through February 28, 2017, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). These expenses and ratios are exclusive of acquired fund fees and expenses.

February 28, 2017 (Unaudited)

Schedules of Investments	BMO Funds

Low Volatility Equity Fund

Description	Shares	Value
Common Stocks — 98.3%

Consumer Discretionary — 9.9%

Apparel Retail — 0.4%
Foot Locker, Inc. (1)	9,243	$699,418

Apparel, Accessories & Luxury Goods — 0.7%
Carter’s, Inc. (1)	13,685	1,204,417

Automotive Retail — 1.8%
AutoZone, Inc. (1)(2)	4,078	3,003,651

Cable & Satellite — 1.2%
Comcast Corp., Class A	51,420	1,924,136

General Merchandise Stores — 0.4%
Target Corp. (1)	12,064	709,001

Movies & Entertainment — 1.0%
Regal Entertainment Group, Class A (1)	37,351	806,035
Walt Disney Co.	7,050	776,134

		1,582,169

Publishing — 0.3%
John Wiley & Sons, Inc., Class A	8,050	420,210

Restaurants — 3.8%
Brinker International, Inc. (1)	17,555	741,523
Darden Restaurants, Inc. (1)	7,623	569,286
Dunkin’ Brands Group, Inc. (1)	35,069	1,929,146
Panera Bread Co., Class A (1)(2)	13,130	3,030,404

		6,270,359

Specialty Stores — 0.3%
Sally Beauty Holdings, Inc. (1)(2)	20,789	454,655

Total Consumer Discretionary		16,268,016

Consumer Staples — 19.8%

Agricultural Products — 1.5%
Bunge, Ltd. (1)	30,236	2,474,817

Drug Retail — 1.8%
CVS Health Corp. (1)	37,966	3,059,300

Food Distributors — 2.2%
Sysco Corp.	58,782	3,098,987
U.S. Foods Holding Corp. (2)	22,144	610,067

		3,709,054

Food Retail — 3.5%
Kroger Co. (1)	93,716	2,980,169
Whole Foods Market, Inc. (1)	89,192	2,735,519

		5,715,688

Household Products — 1.0%
Church & Dwight Co., Inc. (1)	11,115	553,971
Spectrum Brands Holdings, Inc. (1)	7,765	1,053,866

		1,607,837

Hypermarkets & Super Centers — 4.0%
Costco Wholesale Corp. (1)	19,065	3,377,937
Wal-Mart Stores, Inc. (1)	44,707	3,171,067

		6,549,004

Packaged Foods & Meats — 1.9%
General Mills, Inc. (1)	10,468	631,953
Kellogg Co.	8,247	610,855
Tyson Foods, Inc., Class A (1)	30,123	1,884,495

		3,127,303

Description	Shares	Value
Common Stocks (continued)

Consumer Staples (continued)

Soft Drinks — 3.9%
Dr. Pepper Snapple Group, Inc.	33,881	$3,165,841
PepsiCo, Inc.	29,705	3,278,838

		6,444,679

Total Consumer Staples		32,687,682

Energy — 0.7%

Integrated Oil & Gas — 0.4%
Exxon Mobil Corp. (1)	7,872	640,151

Oil & Gas-Equipment & Services — 0.3%
RPC, Inc. (1)	21,708	434,160

Total Energy		1,074,311

Financials — 21.1%

Consumer Finance — 2.3%
American Express Co. (1)	46,360	3,711,582

Diversified Banks — 1.2%
Wells Fargo & Co.	33,584	1,943,842

Financial Exchanges & Data — 1.7%
Morningstar, Inc. (1)	35,668	2,861,644

Life & Health Insurance — 2.0%
Aflac, Inc. (1)	44,590	3,226,086

Property & Casualty Insurance — 7.8%
Allstate Corp. (1)	43,898	3,606,660
Aspen Insurance Holdings, Ltd.	41,727	2,338,798
Axis Capital Holdings, Ltd. (1)	54,636	3,786,275
Travelers Cos., Inc. (1)	19,500	2,383,680
White Mountains Insurance Group, Ltd. (1)	839	785,522

		12,900,935

Regional Banks — 1.5%
PNC Financial Services Group, Inc. (1)	20,099	2,557,196

Reinsurance — 4.6%
Everest Re Group, Ltd. (1)	17,134	4,028,889
Validus Holdings, Ltd. (1)	62,007	3,575,323

		7,604,212

Total Financials		34,805,497

Healthcare — 15.2%

Healthcare Distributors — 0.2%
McKesson Corp.	2,135	320,527

Healthcare Equipment — 4.9%
Baxter International, Inc. (1)	10,497	534,507
Becton, Dickinson and Co. (1)	14,034	2,568,924
C.R. Bard, Inc. (1)	5,676	1,391,982
Hill-Rom Holdings, Inc. (1)	8,171	542,963
Medtronic PLC (1)	13,191	1,067,284
Varex Imaging Corp. (1)(2)	7,925	275,949
Varian Medical Systems, Inc. (1)(2)	19,815	1,662,280

		8,043,889

Healthcare Services — 3.0%
DaVita, Inc. (1)(2)	27,687	1,921,755
Express Scripts Holding Co. (1)(2)	43,439	3,068,965

		4,990,720

Healthcare Supplies — 0.7%
Cooper Cos., Inc. (1)	5,413	1,077,945

Managed Healthcare — 0.7%
Anthem, Inc. (1)	7,441	1,226,426

(See Notes which are an integral part of the Financial Statements)

February 28, 2017 (Unaudited)

Schedules of Investments

Low Volatility Equity Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Healthcare (continued)

Pharmaceuticals — 5.7%
Eli Lilly & Co. (1)	5,049	$418,108
Johnson & Johnson (1)	29,189	3,567,188
Merck & Co., Inc.	31,526	2,076,617
Pfizer, Inc. (1)	96,781	3,302,168

		9,364,081

Total Healthcare		25,023,588

Industrials — 6.4%

Aerospace & Defense — 3.1%
Huntington Ingalls Industries, Inc. (1)	3,413	745,740
Lockheed Martin Corp. (1)	7,076	1,886,320
Northrop Grumman Corp. (1)	5,606	1,385,186
Raytheon Co.	2,817	434,241
Spirit AeroSystems Holdings, Inc., Class A (1)	10,690	658,611

		5,110,098

Agricultural & Farm Machinery — 0.2%
Deere & Co. (1)	3,605	394,711

Air Freight & Logistics — 1.4%
United Parcel Service, Inc., Class B (1)	21,530	2,277,013

Environmental & Facilities Services — 1.2%
Waste Management, Inc. (1)	26,480	1,941,514

Trucking — 0.5%
Landstar System, Inc. (1)	10,117	878,156

Total Industrials		10,601,492

Information Technology — 7.8%

Communications Equipment — 2.2%
Cisco Systems, Inc.	90,715	3,100,639
Motorola Solutions, Inc. (1)	6,626	523,255

		3,623,894

Consulting & Other Services — 1.4%
Amdocs, Ltd. (1)	38,496	2,334,782

Data Processing & Outsourced Services — 0.8%
Genpact, Ltd. (1)(2)	57,414	1,391,715

Electronic Components — 0.8%
Dolby Laboratories, Inc., Class A (1)	25,128	1,228,508

Internet Software & Services — 0.5%
eBay, Inc. (1)(2)	23,847	808,413

Technology Hardware, Storage & Peripherals — 2.1%
Apple, Inc.	25,550	3,500,095

Total Information Technology		12,887,407

Materials — 0.8%

Metal & Glass Containers — 0.3%
Silgan Holdings, Inc.	8,129	484,651

Paper Packaging — 0.5%
Avery Dennison Corp. (1)	9,810	791,765

Total Materials		1,276,416

Real Estate — 1.8%

Office REIT’s — 1.8%
Piedmont Office Realty Trust, Inc., Class A (1)	18,457	423,403
Equity Commonwealth (2)	81,049	2,533,592

Total Real Estate		2,956,995

Description	Shares	Value
Common Stocks (continued)

Telecommunication Services — 3.9%

Integrated Telecommunication Services — 3.9%
AT&T, Inc. (1)	82,032	$3,428,117
Verizon Communications, Inc.	61,315	3,043,064

Total Telecommunication Services		6,471,181

Utilities — 10.9%

Electric Utilities — 7.0%
American Electric Power Co., Inc.	39,862	2,669,558
Edison International (1)	40,585	3,236,248
Entergy Corp. (1)	22,387	1,716,188
Exelon Corp. (1)	33,389	1,225,710
Great Plains Energy, Inc. (1)	55,232	1,605,042
Xcel Energy, Inc.	24,085	1,052,755

		11,505,501

Multi-Utilities — 3.9%
Ameren Corp. (1)	13,604	744,003
Consolidated Edison, Inc. (1)	29,717	2,289,397
PG&E Corp.	51,829	3,459,586

		6,492,986

Total Utilities		17,998,487

Total Common Stocks (identified cost $140,854,825)		162,051,072

Short-Term Investments — 50.9%

Collateral Pool Investments for Securities on Loan — 49.3%

Collateral pool allocation (3)		81,325,876

Mutual Funds — 1.6%
BMO Institutional Prime Money Market Fund — Premier Class, 0.680% (4)	2,546,994	2,547,504

Total Short-Term Investments (identified cost $83,873,206)		83,873,380

Total Investments — 149.2% (identified cost $224,728,031)		245,924,452
Other Assets and Liabilities — (49.2)%		(81,069,922)

Total Net Assets — 100.0%		$164,854,530

Portfolio Sector Allocation*
Sector	Fund
Consumer Discretionary	9.9%
Consumer Staples	19.8
Energy	0.7
Financials	21.1
Healthcare	15.2
Industrials	6.4
Information Technology	7.8
Materials	0.8
Real Estate	1.8
Telecommunication Services	3.9
Utilities	10.9
Other Assets & Liabilities, Net	1.7

Total	100.0%

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Dividend Income Fund

Description	Shares	Value
Common Stocks — 97.5%

Consumer Discretionary — 9.7%

Advertising — 0.6%
Omnicom Group, Inc. (1)	8,018	$682,332

Automobile Manufacturers — 2.6%
Ford Motor Co. (1)	145,588	1,824,217
General Motors Co. (1)	35,152	1,295,000

		3,119,217

Cable & Satellite — 0.5%
Comcast Corp., Class A	17,017	636,776

Department Stores — 1.6%
Kohl’s Corp. (1)	26,073	1,111,231
Nordstrom, Inc. (1)	18,168	847,719

		1,958,950

Hotels, Resorts & Cruise Lines — 2.5%
Carnival Corp. (1)	17,308	968,383
Wyndham Worldwide Corp. (1)	25,258	2,102,476

		3,070,859

Restaurants — 1.9%
Darden Restaurants, Inc. (1)	15,980	1,193,386
Yum! Brands, Inc.	16,783	1,096,266

		2,289,652

Total Consumer Discretionary		11,757,786

Consumer Staples — 6.5%

Drug Retail — 0.5%
CVS Health Corp. (1)	7,181	578,645

Food Distributors — 0.5%
Sysco Corp.	11,031	581,554

Hypermarkets & Super Centers — 1.4%
Wal-Mart Stores, Inc.	23,719	1,682,389

Packaged Foods & Meats — 0.5%
ConAgra Brands, Inc. (1)	14,569	600,389

Soft Drinks — 2.0%
Dr. Pepper Snapple Group, Inc.	6,520	609,229
PepsiCo, Inc. (1)	15,920	1,757,249

		2,366,478

Tobacco — 1.6%
Altria Group, Inc. (1)	17,416	1,304,807
Philip Morris International, Inc. (1)	6,332	692,404

		1,997,211

Total Consumer Staples		7,806,666

Energy — 6.3%

Integrated Oil & Gas — 3.4%
Chevron Corp. (1)	25,432	2,861,100
Occidental Petroleum Corp. (1)	18,354	1,203,105

		4,064,205

Oil & Gas-Drilling — 1.2%
Helmerich & Payne, Inc. (1)	21,674	1,481,851

Oil & Gas-Refining & Marketing — 1.3%
Valero Energy Corp. (1)	22,499	1,528,807

Oil & Gas-Storage & Transportation — 0.4%
Kinder Morgan, Inc.	26,128	556,788

Total Energy		7,631,651

Description	Shares	Value
Common Stocks (continued)

Financials — 15.1%

Asset Management & Custody Banks — 2.2%
Ameriprise Financial, Inc. (1)	20,229	$2,660,113

Consumer Finance — 3.7%
Discover Financial Services	32,984	2,346,482
Navient Corp. (1)	134,995	2,080,273

		4,426,755

Diversified Banks — 5.0%
JPMorgan Chase & Co.	19,013	1,722,958
Wells Fargo & Co.	75,134	4,348,756

		6,071,714

Life & Health Insurance — 2.7%
Lincoln National Corp. (1)	19,269	1,351,913
Prudential Financial, Inc. (1)	17,177	1,898,746

		3,250,659

Property & Casualty Insurance — 1.0%
Allstate Corp.	13,842	1,137,259

Regional Banks — 0.5%
Keycorp (1)	32,902	617,570

Total Financials		18,164,070

Healthcare — 9.4%

Biotechnology — 3.7%
AbbVie, Inc. (1)	34,734	2,147,951
Amgen, Inc. (1)	13,346	2,355,969

		4,503,920

Pharmaceuticals — 5.7%
Johnson & Johnson	10,625	1,298,481
Merck & Co., Inc.	41,257	2,717,598
Pfizer, Inc. (1)	81,614	2,784,670

		6,800,749

Total Healthcare		11,304,669

Industrials — 10.3%

Aerospace & Defense — 3.1%
Boeing Co. (1)	17,185	3,097,252
Lockheed Martin Corp. (1)	2,651	706,704

		3,803,956

Airlines — 1.0%
Delta Air Lines, Inc.	23,198	1,158,276

Construction Machinery & Heavy Trucks — 0.9%
Cummins, Inc.	7,507	1,114,714

Environmental & Facilities Services — 0.5%
Waste Management, Inc. (1)	8,482	621,900

Industrial Machinery — 2.7%
Dover Corp. (1)	9,583	767,598
Ingersoll-Rand PLC	13,688	1,086,280
Parker-Hannifin Corp.	4,716	730,226
Stanley Black & Decker, Inc. (1)	4,868	618,966

		3,203,070

Railroads — 0.5%
Union Pacific Corp.	5,301	572,190

Research & Consulting Services — 0.7%
Nielsen Holdings PLC (1)	18,699	829,488

Trucking — 0.9%
Ryder System, Inc. (1)	14,833	1,129,533

Total Industrials		12,433,127

(See Notes which are an integral part of the Financial Statements)

February 28, 2017 (Unaudited)

Schedules of Investments

Dividend Income Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Information Technology — 16.6%

Communications Equipment — 3.4%
Cisco Systems, Inc.	100,705	$3,442,097
Harris Corp. (1)	5,639	619,726

		4,061,823

Data Processing & Outsourced Services — 0.9%
Western Union Co. (1)	53,466	1,050,072

Semiconductor Equipment — 2.4%
Applied Materials, Inc.	41,973	1,520,262
KLA-Tencor Corp. (1)	14,866	1,339,724

		2,859,986

Semiconductors — 4.4%
Intel Corp. (1)	82,965	3,003,333
QUALCOMM, Inc.	14,833	837,768
Texas Instruments, Inc. (1)	20,147	1,543,663

		5,384,764

Systems Software — 2.9%
Microsoft Corp.	54,645	3,496,187

Technology Hardware, Storage & Peripherals — 2.6%
Apple, Inc.	12,711	1,741,280
HP, Inc.	83,751	1,454,755

		3,196,035

Total Information Technology		20,048,867

Materials — 7.2%

Commodity Chemicals — 1.4%
LyondellBasell Industries NV, Class A (1)	18,002	1,642,502

Diversified Chemicals — 2.0%
Dow Chemical Co. (1)	28,571	1,778,830
Eastman Chemical Co. (1)	7,338	588,875

		2,367,705

Paper Packaging — 2.4%
Avery Dennison Corp. (1)	15,802	1,275,380
International Paper Co. (1)	19,852	1,046,200
WestRock Co.	10,803	580,337

		2,901,917

Steel — 1.4%
Nucor Corp. (1)	27,696	1,732,939

Total Materials		8,645,063

Real Estate — 3.2%

Hotel & Resort REIT’s — 1.1%
Host Hotels & Resorts, Inc. (1)	75,627	1,360,530

Industrial REIT’s — 0.5%
Prologis, Inc. (1)	11,541	589,168

Office REIT’s — 0.5%
SL Green Realty Corp. (1)	5,549	625,261

Residential REIT’s — 1.1%
Essex Property Trust, Inc. (1)	5,369	1,260,104

Total Real Estate		3,835,063

Telecommunication Services — 5.2%

Integrated Telecommunication Services — 5.2%
AT&T, Inc. (1)	65,660	2,743,932
Verizon Communications, Inc.	71,405	3,543,830

Total Telecommunication Services		6,287,762

Description	Shares	Value
Common Stocks (continued)

Utilities — 8.0%

Electric Utilities — 1.9%
American Electric Power Co., Inc.	9,746	$652,689
Exelon Corp. (1)	44,277	1,625,409

		2,278,098

Multi-Utilities — 6.1%
Ameren Corp. (1)	39,427	2,156,263
CenterPoint Energy, Inc. (1)	87,049	2,378,179
PG&E Corp.	41,788	2,789,349

		7,323,791

Total Utilities		9,601,889

Total Common Stocks (identified cost $91,859,214)		117,516,613

Short-Term Investments — 46.3%

Collateral Pool Investments for Securities on Loan — 44.9%

Collateral pool allocation (3)		54,172,005

Mutual Funds — 1.4%
BMO Institutional Prime Money Market Fund — Premier Class, 0.680% (4)	1,658,210	1,658,541

Total Short-Term Investments (identified cost $55,830,397)		55,830,546

Total Investments — 143.8% (identified cost $147,689,611)		173,347,159
Other Assets and Liabilities — (43.8)%		(52,840,588)

Total Net Assets — 100.0%		$120,506,571

Portfolio Sector Allocation*
Sector	Fund
Consumer Discretionary	9.7%
Consumer Staples	6.5
Energy	6.3
Financials	15.1
Healthcare	9.4
Industrials	10.3
Information Technology	16.6
Materials	7.2
Real Estate	3.2
Telecommunication Services	5.2
Utilities	8.0
Other Assets & Liabilities, Net	2.5

Total	100.0%

Large-Cap Value Fund

Description	Shares	Value
Common Stocks — 98.9%

Consumer Discretionary — 5.9%

Apparel Retail — 0.6%
Gap, Inc. (1)	79,770	$1,979,891

Auto Parts & Equipment — 1.8%
Lear Corp. (1)	43,536	6,181,677

Cable & Satellite — 0.7%
Comcast Corp., Class A	62,338	2,332,688

Department Stores — 1.1%
Nordstrom, Inc. (1)	81,721	3,813,102

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Large-Cap Value Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Consumer Discretionary (continued)

Home Improvement Retail — 0.8%
Lowe’s Cos., Inc.	35,450	$2,636,416

Hotels, Resorts & Cruise Lines — 0.9%
Wyndham Worldwide Corp. (1)	37,829	3,148,886

Total Consumer Discretionary		20,092,660

Consumer Staples — 9.4%

Drug Retail — 1.0%
CVS Health Corp. (1)	43,809	3,530,129

Food Distributors — 0.9%
Sysco Corp.	56,183	2,961,968

Hypermarkets & Super Centers — 2.7%
Wal-Mart Stores, Inc. (1)	128,842	9,138,763

Packaged Foods & Meats — 1.9%
ConAgra Brands, Inc. (1)	39,932	1,645,597
Tyson Foods, Inc., Class A (1)	78,023	4,881,119

		6,526,716

Soft Drinks — 2.9%
Dr. Pepper Snapple Group, Inc. (1)	45,080	4,212,275
PepsiCo, Inc. (1)	51,717	5,708,523

		9,920,798

Total Consumer Staples		32,078,374

Energy — 10.2%

Integrated Oil & Gas — 3.3%
Exxon Mobil Corp. (1)	138,846	11,290,957

Oil & Gas-Equipment & Services — 2.0%
National Oilwell Varco, Inc. (1)	47,699	1,927,994
TechnipFMC PLC (1)(2)	157,292	5,083,677

		7,011,671

Oil & Gas-Exploration & Production — 3.2%
ConocoPhillips	35,661	1,696,394
EOG Resources, Inc. (1)	72,113	6,994,240
Noble Energy, Inc. (1)	63,108	2,297,762

		10,988,396

Oil & Gas-Refining & Marketing — 1.7%
Valero Energy Corp. (1)	84,407	5,735,455

Total Energy		35,026,479

Financials — 25.8%

Asset Management & Custody Banks — 1.8%
Ameriprise Financial, Inc. (1)	31,149	4,096,093
State Street Corp.	25,515	2,033,801

		6,129,894

Consumer Finance — 4.1%
Ally Financial, Inc. (1)	134,462	3,024,050
Discover Financial Services	95,983	6,828,231
Synchrony Financial	114,006	4,131,578

		13,983,859

Diversified Banks — 11.0%
Bank of America Corp. (1)	542,677	13,393,268
Citigroup, Inc. (1)	177,200	10,598,332
Wells Fargo & Co.	235,717	13,643,300

		37,634,900

Description	Shares	Value
Common Stocks (continued)

Financials (continued)

Life & Health Insurance — 3.3%
Lincoln National Corp. (1)	81,068	$5,687,731
Unum Group (1)	111,707	5,454,653

		11,142,384

Multi-Line Insurance — 2.0%
American International Group, Inc. (1)	108,486	6,934,425

Property & Casualty Insurance — 1.8%
Allstate Corp. (1)	76,320	6,270,451

Regional Banks — 1.2%
PNC Financial Services Group, Inc. (1)	32,691	4,159,276

Reinsurance — 0.6%
Reinsurance Group of America, Inc.	14,843	1,930,481

Total Financials		88,185,670

Healthcare — 9.7%

Biotechnology — 1.3%
Amgen, Inc. (1)	24,983	4,410,249

Healthcare Equipment — 1.2%
Becton, Dickinson and Co. (1)	21,938	4,015,751

Pharmaceuticals — 7.2%
Johnson & Johnson (1)	75,150	9,184,082
Merck & Co., Inc. (1)	83,227	5,482,162
Pfizer, Inc. (1)	294,127	10,035,613

		24,701,857

Total Healthcare		33,127,857

Industrials — 13.1%

Aerospace & Defense — 4.3%
Boeing Co. (1)	36,488	6,576,232
Huntington Ingalls Industries, Inc. (1)	20,173	4,407,800
Spirit AeroSystems Holdings, Inc., Class A (1)	62,196	3,831,896

		14,815,928

Air Freight & Logistics — 0.5%
FedEx Corp.	8,289	1,599,611

Airlines — 2.4%
JetBlue Airways Corp. (2)	73,077	1,458,617
Southwest Airlines Co. (1)	117,951	6,817,568

		8,276,185

Construction & Engineering — 1.4%
Quanta Services, Inc. (1)(2)	126,368	4,716,054

Construction Machinery & Heavy Trucks — 1.8%
Cummins, Inc.	41,253	6,125,658

Industrial Conglomerates — 0.5%
Carlisle Cos., Inc. (1)	17,261	1,783,061

Industrial Machinery — 0.4%
Stanley Black & Decker, Inc. (1)	12,470	1,585,561

Trading Companies & Distributors — 1.8%
United Rentals, Inc. (1)(2)	47,340	6,060,940

Total Industrials		44,962,998

Information Technology — 10.6%

Application Software — 0.2%
Citrix Systems, Inc. (1)(2)	10,676	842,870

(See Notes which are an integral part of the Financial Statements)

February 28, 2017 (Unaudited)

Schedules of Investments

Large-Cap Value Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Information Technology (continued)

Communications Equipment — 4.7%
Cisco Systems, Inc. (1)	327,866	$11,206,460
F5 Networks, Inc. (1)(2)	35,248	5,049,981

		16,256,441

Electronic Manufacturing Services — 1.1%
Flex, Ltd. (1)(2)	221,852	3,658,339

Semiconductor Equipment — 2.7%
Applied Materials, Inc. (1)	170,587	6,178,661
Lam Research Corp. (1)	24,477	2,901,504

		9,080,165

Semiconductors — 0.8%
Intel Corp. (1)	71,571	2,590,870

Systems Software — 0.5%
Microsoft Corp.	26,273	1,680,947

Technology Hardware, Storage & Peripherals — 0.6%
NCR Corp. (1)(2)	44,683	2,147,912

Total Information Technology		36,257,544

Materials — 3.1%

Metal & Glass Containers — 1.6%
Berry Plastics Group, Inc. (1)(2)	106,662	5,368,298

Paper Packaging — 0.6%
International Paper Co. (1)	42,657	2,248,024

Steel — 0.9%
Steel Dynamics, Inc. (1)	85,228	3,119,345

Total Materials		10,735,667

Real Estate — 5.6%

Office REIT’s — 3.5%
Boston Properties, Inc. (1)	41,658	5,791,712
Highwoods Properties, Inc. (1)	72,930	3,828,096
Kilroy Realty Corp. (1)	31,546	2,433,774

		12,053,582

Residential REIT’s — 2.1%
AvalonBay Communities, Inc. (1)	18,979	3,487,961
Essex Property Trust, Inc. (1)	15,302	3,591,379

		7,079,340

Total Real Estate		19,132,922

Telecommunication Services — 0.6%

Integrated Telecommunication Services — 0.6%
AT&T, Inc. (1)	48,052	2,008,093

Utilities — 4.9%

Electric Utilities — 1.7%
American Electric Power Co., Inc. (1)	89,643	6,003,392

Multi-Utilities — 3.2%
Ameren Corp. (1)	65,223	3,567,044
PG&E Corp. (1)	110,406	7,369,600

		10,936,644

Total Utilities		16,940,036

Total Common Stocks (identified cost $277,272,106)		338,548,300

Description	Shares	Value
Short-Term Investments — 48.1%

Collateral Pool Investments for Securities on Loan — 46.7%

Collateral pool allocation (3)		$159,922,205

Mutual Funds — 1.4%
BMO Institutional Prime Money Market Fund — Premier Class, 0.680% (4)	4,976,095	4,977,091

Total Short-Term Investments (identified cost $164,899,141)		164,899,296

Total Investments — 147.0% (identified cost $442,171,247)		503,447,596
Other Assets and Liabilities — (47.0)%		(161,077,303)

Total Net Assets — 100.0%		$342,370,293

Portfolio Sector Allocation*
Sector	Fund
Consumer Discretionary	5.9%
Consumer Staples	9.4
Energy	10.2
Financials	25.8
Healthcare	9.7
Industrials	13.1
Information Technology	10.6
Materials	3.1
Real Estate	5.6
Telecommunication Services	0.6
Utilities	4.9
Other Assets & Liabilities, Net	1.1

Total	100.0%

Large-Cap Growth Fund

Description	Shares	Value
Common Stocks — 97.5%

Consumer Discretionary — 16.9%

Advertising — 0.6%
Omnicom Group, Inc. (1)	22,800	$1,940,280

Apparel Retail — 0.5%
Burlington Stores, Inc. (1)(2)	16,255	1,446,858

Broadcasting — 1.0%
CBS Corp., Class B (1)	42,975	2,832,912

Cable & Satellite — 4.9%
Comcast Corp., Class A (1)	234,882	8,789,284
Sirius XM Holdings, Inc. (1)	1,101,267	5,605,449

		14,394,733

Home Improvement Retail — 1.5%
Home Depot, Inc. (1)	30,023	4,350,633

Hotels, Resorts & Cruise Lines — 1.7%
Wyndham Worldwide Corp. (1)	58,887	4,901,754

Internet & Direct Marketing Retail — 4.3%
Amazon.com, Inc. (1)(2)	14,986	12,663,769

Leisure Facilities — 1.7%
Vail Resorts, Inc. (1)	28,449	5,154,390

Motorcycle Manufacturers — 0.7%
Harley-Davidson, Inc. (1)	36,633	2,065,369

Total Consumer Discretionary		49,750,698

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Large-Cap Growth Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Consumer Staples — 6.3%

Drug Retail — 0.3%
CVS Health Corp. (1)	10,183	$820,546

Food Distributors — 1.5%
Sysco Corp. (1)	81,586	4,301,214

Packaged Foods & Meats — 1.7%
Kraft Heinz Co. (1)	56,405	5,161,622

Soft Drinks — 2.8%
PepsiCo, Inc. (1)	75,413	8,324,087

Total Consumer Staples		18,607,469

Energy — 1.8%

Integrated Oil & Gas — 1.1%
Occidental Petroleum Corp. (1)	50,400	3,303,720

Oil & Gas-Exploration & Production — 0.7%
EOG Resources, Inc. (1)	19,422	1,883,740

Total Energy		5,187,460

Financials — 5.0%

Consumer Finance — 3.0%
American Express Co. (1)	26,763	2,142,646
Discover Financial Services	69,035	4,911,150
Synchrony Financial	46,594	1,688,566

		8,742,362

Diversified Banks — 0.8%
U.S. Bancorp (1)	39,369	2,165,295

Financial Exchanges & Data — 0.7%
MSCI, Inc. (1)	22,514	2,129,599

Regional Banks — 0.5%
Citizens Financial Group, Inc. (1)	40,983	1,531,535

Total Financials		14,568,791

Healthcare — 16.5%

Biotechnology — 6.1%
Amgen, Inc. (1)	48,139	8,497,978
Celgene Corp. (1)(2)	61,715	7,622,419
Gilead Sciences, Inc.	26,946	1,899,154

		18,019,551

Healthcare Equipment — 3.7%
C.R. Bard, Inc. (1)	12,791	3,136,865
Hologic, Inc. (1)(2)	114,846	4,660,450
IDEXX Laboratories, Inc. (1)(2)	21,536	3,121,428

		10,918,743

Healthcare Supplies — 1.8%
Align Technology, Inc. (1)(2)	50,428	5,181,981

Managed Healthcare — 3.2%
Molina Healthcare, Inc. (1)(2)	16,095	780,768
UnitedHealth Group, Inc.	22,028	3,642,991
WellCare Health Plans, Inc. (1)(2)	35,318	4,986,902

		9,410,661

Pharmaceuticals — 1.7%
Johnson & Johnson (1)	39,526	4,830,473

Total Healthcare		48,361,409

Industrials — 12.0%

Aerospace & Defense — 5.4%
Boeing Co. (1)	36,072	6,501,257
Curtiss-Wright Corp. (1)	30,370	2,971,097

Description	Shares	Value
Common Stocks (continued)

Industrials (continued)

Aerospace & Defense (continued)
Huntington Ingalls Industries, Inc. (1)	28,692	$6,269,202

		15,741,556

Airlines — 2.2%
JetBlue Airways Corp. (1)(2)	173,643	3,465,914
Southwest Airlines Co. (1)	52,639	3,042,534

		6,508,448

Construction Machinery & Heavy Trucks — 1.2%
Allison Transmission Holdings, Inc. (1)	98,701	3,551,262

Industrial Conglomerates — 0.9%
Carlisle Cos., Inc. (1)	25,341	2,617,725

Industrial Machinery — 1.2%
Stanley Black & Decker, Inc. (1)	26,971	3,429,363

Trading Companies & Distributors — 1.1%
United Rentals, Inc. (1)(2)	26,411	3,381,400

Total Industrials		35,229,754

Information Technology — 30.1%

Application Software — 4.6%
Adobe Systems, Inc. (1)(2)	31,291	3,702,977
Cadence Design Systems, Inc. (1)(2)	192,543	5,949,579
Synopsys, Inc. (2)	52,255	3,733,097

		13,385,653

Communications Equipment — 3.0%
Cisco Systems, Inc. (1)	141,549	4,838,145
F5 Networks, Inc. (1)(2)	27,757	3,976,745

		8,814,890

Consulting & Other Services — 1.0%
Teradata Corp. (1)(2)	90,466	2,813,493

Data Processing & Outsourced Services — 2.8%
MasterCard, Inc., Class A (1)	31,394	3,467,781
Visa, Inc., Class A (1)	54,853	4,823,773

		8,291,554

Internet Software & Services — 6.0%
Alphabet, Inc., Class A (1)(2)	4,573	3,863,865
Alphabet, Inc., Class C (1)(2)	11,579	9,531,948
Facebook, Inc., Class A (1)(2)	31,648	4,289,570

		17,685,383

Semiconductor Equipment — 1.7%
Applied Materials, Inc.	107,826	3,905,458
Lam Research Corp. (1)	9,426	1,117,358

		5,022,816

Semiconductors — 1.3%
NVIDIA Corp. (1)	38,416	3,898,456

Systems Software — 5.7%
Microsoft Corp.	184,764	11,821,200
Oracle Corp. (1)	88,808	3,782,333
Red Hat, Inc. (1)(2)	12,217	1,011,690

		16,615,223

Technology Hardware, Storage & Peripherals — 4.0%
Apple, Inc. (1)	85,784	11,751,550

Total Information Technology		88,279,018

(See Notes which are an integral part of the Financial Statements)

February 28, 2017 (Unaudited)

Schedules of Investments

Large-Cap Growth Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Materials — 2.8%

Metal & Glass Containers — 1.9%
Berry Plastics Group, Inc. (1)(2)	107,621	$5,416,565

Steel — 0.9%
Steel Dynamics, Inc. (1)	74,795	2,737,497

Total Materials		8,154,062

Real Estate — 3.1%

Office REIT’s — 1.7%
Douglas Emmett, Inc. (1)	125,122	5,047,421

Specialized REIT’s — 1.4%
EPR Properties (1)	54,777	4,215,638

Total Real Estate		9,263,059

Telecommunication Services — 3.0%

Integrated Telecommunication Services — 3.0%
AT&T, Inc. (1)	107,919	4,509,935
Verizon Communications, Inc. (1)	85,067	4,221,875

Total Telecommunication Services		8,731,810

Total Common Stocks (identified cost $220,110,557)		286,133,530

Short-Term Investments — 48.6%

Collateral Pool Investments for Securities on Loan — 46.5%

Collateral pool allocation (3)		136,239,178

Mutual Funds — 2.1%
BMO Institutional Prime Money Market Fund — Premier Class, 0.680% (4)	6,263,557	6,264,810

Total Short-Term Investments (identified cost $142,503,630)		142,503,988

Total Investments — 146.1% (identified cost $362,614,187)		428,637,518
Other Assets and Liabilities — (46.1)%		(135,284,513)

Total Net Assets — 100.0%		$293,353,005

Portfolio Sector Allocation*
Sector	Fund
Consumer Discretionary	16.9%
Consumer Staples	6.3
Energy	1.8
Financials	5.0
Healthcare	16.5
Industrials	12.0
Information Technology	30.1
Materials	2.8
Real Estate	3.1
Telecommunication Services	3.0
Other Assets & Liabilities, Net	2.5

Total	100.0%

Mid-Cap Value Fund

Description	Shares	Value
Common Stocks — 98.2%

Consumer Discretionary — 5.8%

Apparel Retail — 0.9%
American Eagle Outfitters, Inc. (1)	132,110	$2,093,944

Auto Parts & Equipment — 1.6%
Lear Corp. (1)	25,886	3,675,553

Broadcasting — 1.4%
AMC Networks, Inc., Class A (1)(2)	54,373	3,252,049

Department Stores — 0.9%
Kohl’s Corp. (1)	49,094	2,092,386

Restaurants — 1.0%
Brinker International, Inc. (1)	54,450	2,299,968

Total Consumer Discretionary		13,413,900

Consumer Staples — 3.6%

Agricultural Products — 2.2%
Bunge, Ltd. (1)	31,078	2,543,734
Ingredion, Inc.	21,421	2,589,585

		5,133,319

Food Distributors — 1.4%
Sysco Corp.	60,519	3,190,562

Total Consumer Staples		8,323,881

Energy — 8.1%

Oil & Gas-Drilling — 2.7%
Nabors Industries, Ltd. (1)	178,763	2,617,090
Patterson-UTI Energy, Inc. (1)	130,324	3,599,549

		6,216,639

Oil & Gas-Exploration & Production — 4.3%
Diamondback Energy, Inc. (1)(2)	21,421	2,160,522
Noble Energy, Inc. (1)	56,303	2,049,992
Rice Energy, Inc. (1)(2)	92,892	1,732,436
SM Energy Co. (1)	87,178	2,148,938
Whiting Petroleum Corp. (1)(2)	180,065	1,953,705

		10,045,593

Oil & Gas-Refining & Marketing — 1.1%
Valero Energy Corp. (1)	36,599	2,486,902

Total Energy		18,749,134

Financials — 19.5%

Asset Management & Custody Banks — 2.7%
Ameriprise Financial, Inc. (1)	28,565	3,756,297
Northern Trust Corp. (1)	28,671	2,504,412

		6,260,709

Consumer Finance — 3.8%
Ally Financial, Inc. (1)	127,378	2,864,731
Discover Financial Services	47,309	3,365,563
Synchrony Financial	69,626	2,523,246

		8,753,540

Life & Health Insurance — 1.0%
Lincoln National Corp. (1)	32,877	2,306,650

Multi-Line Insurance — 1.5%
Hartford Financial Services Group, Inc. (1)	67,928	3,321,000

Property & Casualty Insurance — 2.8%
Aspen Insurance Holdings, Ltd.	63,378	3,552,337
Assured Guaranty, Ltd.	68,696	2,824,093

		6,376,430

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Mid-Cap Value Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Financials (continued)

Regional Banks — 6.6%
East West Bancorp, Inc. (1)	43,145	$2,335,007
Keycorp (1)	176,229	3,307,818
Regions Financial Corp. (1)	211,554	3,230,430
SunTrust Banks, Inc. (1)	65,391	3,890,111
TCF Financial Corp. (1)	141,606	2,463,944

		15,227,310

Reinsurance — 1.1%
Everest Re Group, Ltd. (1)	10,712	2,518,820

Total Financials		44,764,459

Healthcare — 6.0%

Biotechnology — 1.0%
United Therapeutics Corp. (1)(2)	15,174	2,241,503

Healthcare Equipment — 2.5%
Hill-Rom Holdings, Inc. (1)	42,834	2,846,319
Hologic, Inc. (1)(2)	70,519	2,861,661

		5,707,980

Healthcare Services — 1.3%
Quest Diagnostics, Inc. (1)	31,242	3,044,221

Life Sciences Tools & Services — 1.2%
Quintiles IMS Holdings, Inc. (1)(2)	35,631	2,757,483

Total Healthcare		13,751,187

Industrials — 14.3%

Aerospace & Defense — 1.6%
Spirit AeroSystems Holdings, Inc., Class A (1)	60,698	3,739,604

Airlines — 2.4%
JetBlue Airways Corp. (1)(2)	128,539	2,565,638
Spirit Airlines, Inc. (1)(2)	54,722	2,857,036

		5,422,674

Building Products — 1.2%
Owens Corning (1)	45,523	2,662,640

Construction Machinery & Heavy Trucks — 1.0%
Allison Transmission Holdings, Inc. (1)	60,979	2,194,024

Environmental & Facilities Services — 1.9%
Republic Services, Inc. (1)	70,669	4,377,945

Human Resource & Employment Services — 1.4%
Robert Half International, Inc. (1)	66,020	3,184,805

Industrial Conglomerates — 0.9%
Carlisle Cos., Inc. (1)	20,531	2,120,852

Industrial Machinery — 1.4%
Parker-Hannifin Corp. (1)	21,421	3,316,828

Trading Companies & Distributors — 1.1%
United Rentals, Inc. (1)(2)	20,531	2,628,584

Trucking — 1.4%
Ryder System, Inc. (1)	42,846	3,262,723

Total Industrials		32,910,679

Information Technology — 11.5%

Application Software — 2.6%
Citrix Systems, Inc. (1)(2)	29,456	2,325,551
Synopsys, Inc. (2)	50,880	3,634,867

		5,960,418

Description	Shares	Value
Common Stocks (continued)

Information Technology (continued)

Data Processing & Outsourced Services — 1.4%
Alliance Data Systems Corp. (1)	13,390	$3,253,502

Electronic Equipment & Instruments — 1.3%
FLIR Systems, Inc. (1)	83,093	3,050,344

Electronic Manufacturing Services — 1.5%
Jabil Circuit, Inc. (1)	130,960	3,340,790

Semiconductor Equipment — 1.3%
Lam Research Corp. (1)	25,886	3,068,526

Semiconductors — 1.8%
ON Semiconductor Corp. (1)(2)	267,851	4,052,586

Technology Hardware, Storage & Peripherals — 1.6%
Western Digital Corp. (1)	48,363	3,718,148

Total Information Technology		26,444,314

Materials — 5.7%

Commodity Chemicals — 1.1%
Cabot Corp. (1)	41,954	2,432,493

Diversified Chemicals — 1.1%
Eastman Chemical Co. (1)	32,137	2,578,994

Paper Packaging — 2.2%
Avery Dennison Corp. (1)	31,914	2,575,779
WestRock Co. (1)	47,163	2,533,596

		5,109,375

Steel — 1.3%
Nucor Corp. (1)	47,309	2,960,124

Total Materials		13,080,986

Real Estate — 13.1%

Diversified REIT’s — 1.4%
Liberty Property Trust (1)	83,570	3,296,001

Hotel & Resort REIT’s — 1.4%
Host Hotels & Resorts, Inc. (1)	182,991	3,292,008

Industrial REIT’s — 1.3%
Prologis, Inc. (1)	58,240	2,973,152

Office REIT’s — 4.6%
Boston Properties, Inc. (1)	18,105	2,517,138
Highwoods Properties, Inc. (1)	51,393	2,697,618
Kilroy Realty Corp. (1)	46,771	3,608,383
SL Green Realty Corp. (1)	14,281	1,609,183

		10,432,322

Residential REIT’s — 1.7%
Essex Property Trust, Inc. (1)	16,067	3,770,925

Specialized REIT’s — 2.7%
EPR Properties (1)	38,382	2,953,879
Extra Space Storage, Inc. (1)	41,722	3,303,965

		6,257,844

Total Real Estate		30,022,252

Utilities — 10.6%

Electric Utilities — 5.8%
Entergy Corp. (1)	40,169	3,079,356
FirstEnergy Corp. (1)	95,250	3,088,957
Great Plains Energy, Inc. (1)	131,099	3,809,737
Pinnacle West Capital Corp. (1)	40,169	3,301,490

		13,279,540

Gas Utilities — 1.5%
UGI Corp. (1)	71,616	3,454,040

(See Notes which are an integral part of the Financial Statements)

February 28, 2017 (Unaudited)

Schedules of Investments

Mid-Cap Value Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Utilities (continued)

Multi-Utilities — 3.3%
Ameren Corp. (1)	68,733	$3,759,008
Public Service Enterprise Group, Inc. (1)	84,080	3,865,998

		7,625,006

Total Utilities		24,358,586

Total Common Stocks (identified cost $193,982,882)		225,819,378

Short-Term Investments — 51.3%

Collateral Pool Investments for Securities on Loan — 49.4%

Collateral pool allocation (3)		113,733,758

Mutual Funds — 1.9%
BMO Institutional Prime Money Market Fund — Premier Class, 0.680% (4)	4,253,465	4,254,316

Total Short-Term Investments (identified cost $117,987,656)		117,988,074

Total Investments — 149.5% (identified cost $311,970,538)		343,807,452
Other Assets and Liabilities — (49.5)%		(113,800,801)

Total Net Assets — 100.0%		$230,006,651

Portfolio Sector Allocation*
Sector	Fund
Consumer Discretionary	5.8%
Consumer Staples	3.6
Energy	8.1
Financials	19.5
Healthcare	6.0
Industrials	14.3
Information Technology	11.5
Materials	5.7
Real Estate	13.1
Utilities	10.6
Other Assets & Liabilities, Net	1.8

Total	100.0%

Mid-Cap Growth Fund

Description	Shares	Value
Common Stocks — 98.5%

Consumer Discretionary — 20.5%

Apparel Retail — 3.9%
Burlington Stores, Inc. (1)(2)	22,946	$2,042,423
Ross Stores, Inc. (1)	37,700	2,585,466

		4,627,889

Auto Parts & Equipment — 1.8%
Lear Corp.	15,700	2,229,243

Distributors — 1.8%
LKQ Corp. (1)(2)	67,500	2,131,650

General Merchandise Stores — 1.8%
Dollar Tree, Inc. (2)	28,100	2,154,708

Homebuilding — 1.3%
D.R. Horton, Inc. (1)	50,200	1,606,400

Description	Shares	Value
Common Stocks (continued)

Consumer Discretionary (continued)

Internet & Direct Marketing Retail — 1.6%
Expedia, Inc.	16,500	$1,964,160

Leisure Facilities — 1.7%
Vail Resorts, Inc. (1)	11,000	1,992,980

Leisure Products — 1.7%
Brunswick Corp. (1)	33,700	2,018,293

Movies & Entertainment — 3.3%
Cinemark Holdings, Inc. (1)	45,800	1,917,646
Live Nation Entertainment, Inc. (1)(2)	70,500	2,002,905

		3,920,551

Specialty Stores — 1.6%
Dick’s Sporting Goods, Inc. (1)	38,300	1,874,785

Total Consumer Discretionary		24,520,659

Consumer Staples — 5.0%

Agricultural Products — 0.9%
Ingredion, Inc.	9,200	1,112,188

Packaged Foods & Meats — 4.1%
Blue Buffalo Pet Products, Inc. (1)(2)	66,600	1,627,704
Post Holdings, Inc. (1)(2)	19,900	1,629,213
Tyson Foods, Inc., Class A (1)	25,500	1,595,280

		4,852,197

Total Consumer Staples		5,964,385

Energy — 1.8%

Oil & Gas-Drilling — 0.9%
Patterson-UTI Energy, Inc. (1)	37,500	1,035,750

Oil & Gas-Exploration & Production — 0.9%
Newfield Exploration Co. (2)	31,200	1,137,552

Total Energy		2,173,302

Financials — 7.0%

Financial Exchanges & Data — 1.4%
MSCI, Inc. (1)	17,700	1,674,243

Investment Banking & Brokerage — 1.4%
TD Ameritrade Holding Corp. (1)	41,300	1,614,830

Multi-Line Insurance — 1.0%
American Financial Group, Inc.	12,900	1,213,374

Property & Casualty Insurance — 1.4%
Old Republic International Corp.	80,200	1,660,942

Regional Banks — 1.8%
Citizens Financial Group, Inc. (1)	57,600	2,152,512

Total Financials		8,315,901

Healthcare — 16.6%

Biotechnology — 2.5%
Incyte Corp. (1)(2)	12,700	1,690,370
United Therapeutics Corp. (1)(2)	8,700	1,285,164

		2,975,534

Healthcare Equipment — 6.4%
Hill-Rom Holdings, Inc. (1)	33,100	2,199,495
Hologic, Inc. (1)(2)	58,600	2,377,988
IDEXX Laboratories, Inc. (1)(2)	11,900	1,724,786
Varian Medical Systems, Inc. (1)(2)	16,300	1,367,407

		7,669,676

Healthcare Supplies — 1.6%
Align Technology, Inc. (1)(2)	18,300	1,880,508

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Mid-Cap Growth Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Healthcare (continued)

Healthcare Technology — 1.3%
athenahealth, Inc. (1)(2)	12,800	$1,509,504

Life Sciences Tools & Services — 1.9%
Waters Corp. (1)(2)	14,900	2,309,351

Managed Healthcare — 1.8%
WellCare Health Plans, Inc. (2)	15,000	2,118,000

Pharmaceuticals — 1.1%
Jazz Pharmaceuticals PLC (1)(2)	10,480	1,389,858

Total Healthcare		19,852,431

Industrials — 13.7%

Aerospace & Defense — 3.8%
Huntington Ingalls Industries, Inc. (1)	11,900	2,600,150
Spirit AeroSystems Holdings, Inc., Class A (1)	31,300	1,928,393

		4,528,543

Airlines — 1.5%
JetBlue Airways Corp. (1)(2)	87,600	1,748,496

Building Products — 1.7%
Masco Corp. (1)	58,500	1,976,130

Construction & Engineering — 1.7%
Quanta Services, Inc. (2)	55,900	2,086,188

Industrial Conglomerates — 1.7%
Carlisle Cos., Inc. (1)	19,100	1,973,030

Industrial Machinery — 1.6%
Ingersoll-Rand PLC (1)	24,800	1,968,128

Trucking — 1.7%
Landstar System, Inc. (1)	24,100	2,091,880

Total Industrials		16,372,395

Information Technology — 24.8%

Application Software — 1.7%
Synopsys, Inc. (2)	28,800	2,057,472

Communications Equipment — 3.3%
CommScope Holding Co., Inc. (1)(2)	44,000	1,674,200
F5 Networks, Inc. (1)(2)	15,900	2,277,993

		3,952,193

Consulting & Other Services — 1.2%
Gartner, Inc. (1)(2)	14,500	1,496,545

Data Processing & Outsourced Services — 3.3%
Euronet Worldwide, Inc. (1)(2)	24,800	2,052,944
MAXIMUS, Inc. (1)	31,500	1,879,605

		3,932,549

Home Entertainment Software — 2.3%
Electronic Arts, Inc. (1)(2)	31,500	2,724,750

Internet Software & Services — 1.5%
Akamai Technologies, Inc. (1)(2)	28,000	1,752,800

Semiconductor Equipment — 1.5%
Lam Research Corp. (1)	15,400	1,825,516

Semiconductors — 5.2%
Maxim Integrated Products, Inc. (1)	34,500	1,528,350
NVIDIA Corp. (1)	12,700	1,288,796
ON Semiconductor Corp. (1)(2)	121,400	1,836,782
Skyworks Solutions, Inc. (1)	16,700	1,583,327

		6,237,255

Description	Shares	Value
Common Stocks (continued)

Information Technology (continued)

Systems Software — 4.8%
Fortinet, Inc. (1)(2)	56,810	$2,121,854
Red Hat, Inc. (1)(2)	27,114	2,245,310
Tableau Software, Inc., Class A (1)(2)	25,300	1,334,322

		5,701,486

Total Information Technology		29,680,566

Materials — 3.5%

Metal & Glass Containers — 2.0%
Berry Plastics Group, Inc. (1)(2)	47,800	2,405,774

Steel — 1.5%
Steel Dynamics, Inc. (1)	50,400	1,844,640

Total Materials		4,250,414

Real Estate — 5.6%

Office REIT’s — 3.0%
Boston Properties, Inc. (1)	14,700	2,043,741
Highwoods Properties, Inc. (1)	29,900	1,569,451

		3,613,192

Residential REIT’s — 1.3%
Essex Property Trust, Inc. (1)	6,600	1,549,020

Specialized REIT’s — 1.3%
EPR Properties (1)	19,900	1,531,504

Total Real Estate		6,693,716

Total Common Stocks (identified cost $104,269,023)		117,823,769

Short-Term Investments — 51.1%

Collateral Pool Investments for Securities on Loan — 49.5%

Collateral pool allocation (3)		59,144,116

Mutual Funds — 1.6%
BMO Institutional Prime Money Market Fund — Premier Class, 0.680% (4)	1,908,982	1,909,364

Total Short-Term Investments (identified cost $61,053,239)		61,053,480

Total Investments — 149.6% (identified cost $165,322,262)		178,877,249
Other Assets and Liabilities — (49.6)%		(59,337,841)

Total Net Assets — 100.0%		$119,539,408

Portfolio Sector Allocation*
Sector	Fund
Consumer Discretionary	20.5%
Consumer Staples	5.0
Energy	1.8
Financials	7.0
Healthcare	16.6
Industrials	13.7
Information Technology	24.8
Materials	3.5
Real Estate	5.6
Other Assets & Liabilities, Net	1.5

Total	100.0%

(See Notes which are an integral part of the Financial Statements)

February 28, 2017 (Unaudited)

Schedules of Investments

Small-Cap Value Fund

Description	Shares	Value
Common Stocks — 97.5%

Consumer Discretionary — 6.6%

Apparel Retail — 2.9%
Caleres, Inc. (1)	13,383	$399,750
Cato Corp., Class A (1)	11,082	277,161
Children’s Place, Inc. (1)	4,377	443,390
Express, Inc. (1)(2)	43,595	490,008
Genesco, Inc. (1)(2)	6,836	398,539

		2,008,848

Auto Parts & Equipment — 1.9%
Cooper-Standard Holdings, Inc. (1)(2)	5,324	596,288
Dana, Inc.	39,593	747,912

		1,344,200

Education Services — 0.8%
American Public Education, Inc. (1)(2)	9,692	234,062
K12, Inc. (2)	16,890	301,655

		535,717

Tires & Rubber — 1.0%
Cooper Tire & Rubber Co. (1)	17,423	704,760

Total Consumer Discretionary		4,593,525

Consumer Staples — 2.8%

Agricultural Products — 1.0%
Darling Ingredients, Inc. (1)(2)	53,496	695,983

Food Distributors — 0.6%
SpartanNash Co. (1)	11,369	396,778

Packaged Foods & Meats — 1.2%
Dean Foods Co. (1)	27,375	499,320
Sanderson Farms, Inc. (1)	3,603	342,429

		841,749

Total Consumer Staples		1,934,510

Energy — 4.3%

Oil & Gas-Drilling — 0.4%
Atwood Oceanics, Inc. (1)	24,940	262,119

Oil & Gas-Equipment & Services — 1.6%
Bristow Group, Inc. (1)	17,235	270,762
Hornbeck Offshore Services, Inc. (1)(2)	27,061	121,504
McDermott International, Inc. (1)(2)	66,617	490,301
Newpark Resources, Inc. (1)(2)	34,388	264,787

		1,147,354

Oil & Gas-Exploration & Production — 1.9%
Bill Barrett Corp. (1)(2)	53,761	296,223
Carrizo Oil & Gas, Inc. (1)(2)	8,029	261,344
PDC Energy, Inc. (1)(2)	7,855	530,919
RSP Permian, Inc. (2)	6,346	250,604

		1,339,090

Oil & Gas-Refining & Marketing — 0.4%
Green Plains, Inc. (1)	10,413	260,846

Total Energy		3,009,409

Financials — 30.2%

Consumer Finance — 0.6%
Nelnet, Inc., Class A (1)	8,970	401,766

Investment Banking & Brokerage — 0.8%
Stifel Financial Corp. (1)(2)	10,716	578,235

Life & Health Insurance — 0.4%
CNO Financial Group, Inc.	14,253	298,030

Description	Shares	Value
Common Stocks (continued)

Financials (continued)

Multi-Line Insurance — 0.9%
Horace Mann Educators Corp. (1)	15,314	$641,657

Property & Casualty Insurance — 4.6%
AMERISAFE, Inc. (1)	7,257	466,625
Argo Group International Holdings, Ltd.	10,109	676,798
Employers Holdings, Inc. (1)	13,403	503,953
HCI Group, Inc. (1)	13,085	645,090
Navigators Group, Inc. (1)	3,391	186,675
Selective Insurance Group, Inc. (1)	15,997	708,667

		3,187,808

Regional Banks — 18.4%
1st Source Corp. (1)	5,993	279,933
Ameris Bancorp (1)	11,289	545,259
BancFirst Corp. (1)	4,617	440,231
BancorpSouth, Inc. (1)	17,703	548,793
Boston Private Financial Holdings, Inc. (1)	41,559	714,815
Brookline Bancorp, Inc. (1)	29,451	466,798
Cathay General Bancorp (1)	10,571	415,229
Central Pacific Financial Corp. (1)	19,254	608,041
City Holding Co. (1)	5,435	355,992
Customers Bancorp, Inc. (1)(2)	16,127	553,640
Enterprise Financial Services Corp. (1)	13,459	591,523
FCB Financial Holdings, Inc., Class A (1)(2)	9,869	479,633
First Interstate BancSystem, Inc., Class A (1)	13,034	571,541
First Merchants Corp.	10,864	435,864
Great Southern Bancorp, Inc. (1)	2,827	141,491
Hanmi Financial Corp.	18,230	608,882
Heartland Financial USA, Inc. (1)	9,232	457,446
Heritage Financial Corp.	10,460	261,500
Hilltop Holdings, Inc. (1)	22,834	648,029
IBERIABANK Corp. (1)	3,463	293,489
Investors Bancorp, Inc. (1)	60,688	887,865
Preferred Bank (1)	6,127	343,970
Texas Capital Bancshares, Inc. (1)(2)	6,297	561,378
TriCo Bancshares (1)	7,125	258,851
United Community Banks, Inc.	13,748	397,180
Wintrust Financial Corp. (1)	12,417	915,133

		12,782,506

Reinsurance — 0.8%
Maiden Holdings, Ltd. (1)	34,237	528,962

Thrifts & Mortgage Finance — 3.7%
First Defiance Financial Corp.	3,565	175,220
HomeStreet, Inc. (2)	19,054	520,174
TrustCo Bank Corp. (1)	34,360	286,906
Walker & Dunlop, Inc. (1)(2)	19,040	773,976
Washington Federal, Inc. (1)	23,604	798,995

		2,555,271

Total Financials		20,974,235

Healthcare — 6.6%

Biotechnology — 0.9%
Acorda Therapeutics, Inc. (1)(2)	13,717	362,815
Emergent BioSolutions, Inc. (1)(2)	9,228	289,574

		652,389

Healthcare Distributors — 0.8%
Aceto Corp. (1)	11,442	175,521
PharMerica Corp. (1)(2)	15,512	381,595

		557,116

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Small-Cap Value Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Healthcare (continued)

Healthcare Equipment — 1.1%
AngioDynamics, Inc. (2)	23,350	$381,773
Natus Medical, Inc. (1)(2)	9,809	363,178

		744,951

Healthcare Facilities — 0.4%
U.S. Physical Therapy, Inc. (1)	4,109	310,846

Healthcare Services — 0.4%
LHC Group, Inc. (2)	5,956	286,007

Healthcare Supplies — 0.8%
Anika Therapeutics, Inc. (1)(2)	4,183	195,722
Merit Medical Systems, Inc. (2)	11,386	350,689

		546,411

Life Sciences Tools & Services — 0.5%
Luminex Corp. (1)(2)	16,811	312,348

Managed Healthcare — 1.7%
Magellan Health, Inc. (1)(2)	7,350	508,253
Molina Healthcare, Inc. (1)(2)	10,625	515,419
Triple-S Management Corp., Class B (1)(2)	7,890	147,306

		1,170,978

Total Healthcare		4,581,046

Industrials — 15.7%

Aerospace & Defense — 0.8%
Moog, Inc., Class A (2)	8,343	563,820

Air Freight & Logistics — 0.9%
Atlas Air Worldwide Holdings, Inc. (2)	10,738	610,456

Construction & Engineering — 1.6%
EMCOR Group, Inc.	10,179	625,805
MYR Group, Inc. (2)	12,606	472,851

		1,098,656

Construction Machinery & Heavy Trucks — 2.0%
Greenbrier Cos., Inc. (1)	14,349	603,375
Wabash National Corp. (1)	38,825	821,149

		1,424,524

Electrical Components & Equipment — 0.7%
EnerSys	6,182	474,345

Environmental & Facilities Services — 0.3%
CECO Environmental Corp. (1)	16,440	185,772

Industrial Machinery — 2.2%
Chart Industries, Inc. (1)(2)	16,676	593,499
Columbus McKinnon Corp. (1)	7,963	205,525
EnPro Industries, Inc. (1)	5,362	350,032
Global Brass & Copper Holdings, Inc.	12,202	410,597

		1,559,653

Office Services & Supplies — 0.8%
ACCO Brands Corp. (1)(2)	43,060	577,004

Research & Consulting Services — 0.9%
FTI Consulting, Inc. (2)	6,237	250,977
RPX Corp. (2)	38,519	414,079

		665,056

Security & Alarm Services — 1.0%
Brink’s Co.	12,465	666,254

Description	Shares	Value
Common Stocks (continued)

Industrials (continued)

Trading Companies & Distributors — 2.7%
Aircastle, Ltd. (1)	24,429	$587,029
MRC Global, Inc. (1)(2)	32,468	656,178
Rush Enterprises, Inc., Class A (1)(2)	18,396	634,294

		1,877,501

Trucking — 1.8%
ArcBest Corp. (1)	17,780	521,843
Saia, Inc. (1)(2)	6,953	336,177
Swift Transportation Co., Class A (1)(2)	18,244	396,260

		1,254,280

Total Industrials		10,957,321

Information Technology — 12.5%

Communications Equipment — 1.1%
Finisar Corp. (1)(2)	22,045	738,067

Data Processing & Outsourced Services — 1.6%
Convergys Corp. (1)	25,765	563,738
Travelport Worldwide, Ltd.	42,190	535,813

		1,099,551

Electronic Components — 2.4%
II-VI, Inc. (2)	17,250	614,100
Rogers Corp. (2)	3,924	323,769
Vishay Intertechnology, Inc. (1)	44,555	706,197

		1,644,066

Electronic Manufacturing Services — 3.0%
Benchmark Electronics, Inc. (1)(2)	18,341	570,405
Sanmina Corp. (1)(2)	19,922	776,958
TTM Technologies, Inc. (1)(2)	44,188	714,078

		2,061,441

Internet Software & Services — 0.2%
DHI Group, Inc. (2)	34,151	169,047

Semiconductor Equipment — 2.3%
Amkor Technology, Inc. (1)(2)	55,736	547,328
Photronics, Inc. (1)(2)	50,763	543,164
Rudolph Technologies, Inc. (2)	25,141	540,531

		1,631,023

Semiconductors — 0.5%
Diodes, Inc. (1)(2)	15,726	375,380

Technology Distributors — 1.4%
Insight Enterprises, Inc. (2)	7,940	336,338
ScanSource, Inc. (2)	8,958	360,560
SYNNEX Corp.	2,661	311,124

		1,008,022

Total Information Technology		8,726,597

Materials — 6.9%

Aluminum — 0.6%
Kaiser Aluminum Corp. (1)	5,641	444,680

Commodity Chemicals — 1.3%
Koppers Holdings, Inc. (2)	13,047	572,111
Tronox, Ltd., Class A	18,404	318,941

		891,052

Forest Products — 0.7%
Boise Cascade Co. (2)	18,415	499,047

Specialty Chemicals — 3.5%
A Schulman, Inc.	7,960	268,650
Innospec, Inc.	10,067	657,375

(See Notes which are an integral part of the Financial Statements)

February 28, 2017 (Unaudited)

Schedules of Investments

Small-Cap Value Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Materials (continued)

Specialty Chemicals (continued)
Minerals Technologies, Inc. (1)	8,141	$628,892
OMNOVA Solutions, Inc. (2)	28,198	260,832
Stepan Co. (1)	7,981	603,443

		2,419,192

Steel — 0.8%
Commercial Metals Co. (1)	25,558	540,041

Total Materials		4,794,012

Real Estate — 7.8%

Diversified REIT’s — 2.3%
American Assets Trust, Inc. (1)	14,425	634,700
First Potomac Realty Trust	29,482	294,525
Washington Real Estate Investment Trust (1)	20,229	661,691

		1,590,916

Hotel & Resort REIT’s — 2.4%
Chesapeake Lodging Trust (1)	21,682	523,837
Hersha Hospitality Trust (1)	12,087	235,817
RLJ Lodging Trust (1)	29,421	669,622
Ryman Hospitality Properties, Inc. (1)	4,354	280,703

		1,709,979

Industrial REIT’s — 1.2%
DCT Industrial Trust, Inc. (1)	9,727	465,340
First Industrial Realty Trust, Inc. (1)	13,135	353,331

		818,671

Retail REIT’s — 0.6%
Getty Realty Corp. (1)	6,390	168,632
Saul Centers, Inc.	3,579	229,199

		397,831

Specialized REIT’s — 1.3%
DuPont Fabros Technology, Inc. (1)	9,561	492,296
EPR Properties (1)	5,109	393,188

		885,484

Total Real Estate		5,402,881

Utilities — 4.1%

Electric Utilities — 2.8%
El Paso Electric Co. (1)	12,209	596,410
PNM Resources, Inc. (1)	16,631	603,705
Portland General Electric Co.	17,125	776,276

		1,976,391

Gas Utilities — 0.7%
Southwest Gas Holdings, Inc.	5,229	447,237

Multi-Utilities — 0.6%
Avista Corp. (1)	10,445	416,442

Total Utilities		2,840,070

Total Common Stocks (identified cost $58,366,200)		67,813,606

Short-Term Investments — 51.9%

Collateral Pool Investments for Securities on Loan — 49.4%

Collateral pool allocation (3)		34,339,980

Description	Shares	Value
Short-Term Investments (continued)

Mutual Funds — 2.5%
BMO Institutional Prime Money Market Fund — Premier Class, 0.680% (4)	1,715,133	$1,715,476

Total Short-Term Investments (identified cost $36,055,307)		36,055,456

Total Investments — 149.4% (identified cost $94,421,507)		103,869,062
Other Assets and Liabilities — (49.4)%		(34,336,291)

Total Net Assets — 100.0%		$69,532,771

Portfolio Sector Allocation*
Sector	Fund
Consumer Discretionary	6.6%
Consumer Staples	2.8
Energy	4.3
Financials	30.2
Healthcare	6.6
Industrials	15.7
Information Technology	12.5
Materials	6.9
Real Estate	7.8
Utilities	4.1
Other Assets & Liabilities, Net	2.5

Total	100.0%

Small-Cap Core Fund

Description	Shares	Value
Common Stocks — 97.5%

Consumer Discretionary — 9.3%

Apparel Retail — 3.5%
American Eagle Outfitters, Inc. (1)	5,242	$83,086
Caleres, Inc. (1)	4,078	121,810
Cato Corp., Class A (1)	2,266	56,673
Children’s Place, Inc. (1)	1,119	113,355
DSW, Inc., Class A (1)	4,736	99,598
Express, Inc. (2)	8,680	97,563
Francesca’s Holdings Corp. (1)(2)	5,321	90,297

		662,382

Apparel, Accessories & Luxury Goods — 0.4%
Movado Group, Inc. (1)	3,218	78,036

Auto Parts & Equipment — 3.2%
American Axle & Manufacturing Holdings, Inc. (1)(2)	7,997	158,500
Cooper-Standard Holdings, Inc. (2)	1,347	150,864
Dana, Inc.	9,849	186,048
Tenneco, Inc. (1)(2)	1,515	97,430

		592,842

Education Services — 0.4%
American Public Education, Inc. (1)(2)	3,398	82,062

Housewares & Specialties — 0.2%
Libbey, Inc.	3,062	42,868

Restaurants — 0.6%
BJ’s Restaurants, Inc. (1)(2)	2,913	105,887

Tires & Rubber — 1.0%
Cooper Tire & Rubber Co. (1)	4,478	181,135

Total Consumer Discretionary		1,745,212

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Small-Cap Core Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Consumer Staples — 2.4%

Agricultural Products — 1.1%
Darling Ingredients, Inc. (1)(2)	13,048	$169,755
Fresh Del Monte Produce, Inc. (1)	591	34,201

		203,956

Food Distributors — 0.8%
SpartanNash Co. (1)	4,408	153,839

Packaged Foods & Meats — 0.5%
Sanderson Farms, Inc. (1)	1,042	99,032

Total Consumer Staples		456,827

Energy — 3.0%

Oil & Gas-Drilling — 0.4%
Atwood Oceanics, Inc. (1)	7,074	74,347

Oil & Gas-Equipment & Services — 1.4%
Bristow Group, Inc. (1)	3,893	61,159
Hornbeck Offshore Services, Inc. (1)(2)	6,945	31,183
Matrix Service Co. (2)	2,016	32,659
McDermott International, Inc. (1)(2)	19,746	145,331

		270,332

Oil & Gas-Exploration & Production — 1.2%
PDC Energy, Inc. (1)(2)	1,940	131,125
RSP Permian, Inc. (1)(2)	2,227	87,944

		219,069

Total Energy		563,748

Financials — 17.2%

Investment Banking & Brokerage — 0.4%
Stifel Financial Corp. (1)(2)	1,504	81,156

Life & Health Insurance — 0.6%
Primerica, Inc. (1)	1,367	110,385

Multi-Line Insurance — 0.9%
Horace Mann Educators Corp.	3,960	165,924

Property & Casualty Insurance — 3.1%
Argo Group International Holdings, Ltd.	1,621	108,526
Employers Holdings, Inc.	4,424	166,342
HCI Group, Inc. (1)	2,747	135,427
Selective Insurance Group, Inc.	3,723	164,929

		575,224

Regional Banks — 8.9%
1st Source Corp. (1)	1,561	72,914
BancFirst Corp. (1)	863	82,287
Boston Private Financial Holdings, Inc. (1)	5,394	92,777
Central Pacific Financial Corp. (1)	5,322	168,069
Enterprise Financial Services Corp.	3,725	163,714
First Financial Corp.	1,221	56,715
First Interstate BancSystem, Inc., Class A (1)	1,394	61,127
Hanmi Financial Corp. (1)	4,657	155,544
Heartland Financial USA, Inc. (1)	1,793	88,843
Heritage Financial Corp.	2,331	58,275
Hilltop Holdings, Inc.	3,228	91,611
IBERIABANK Corp. (1)	633	53,647
Investors Bancorp, Inc. (1)	14,156	207,102
Preferred Bank	1,376	77,249
Texas Capital Bancshares, Inc. (1)(2)	2,357	210,126
TriCo Bancshares (1)	1,084	39,382

		1,679,382

Description	Shares	Value
Common Stocks (continued)

Financials (continued)

Reinsurance — 0.7%
Maiden Holdings, Ltd. (1)	8,274	$127,833

Thrifts & Mortgage Finance — 2.6%
HomeStreet, Inc. (2)	4,706	128,474
Walker & Dunlop, Inc. (1)(2)	4,886	198,616
Washington Federal, Inc. (1)	5,097	172,533

		499,623

Total Financials		3,239,527

Healthcare — 15.8%

Biotechnology — 3.5%
Acorda Therapeutics, Inc. (1)(2)	3,272	86,544
BioSpecifics Technologies Corp. (2)	1,376	72,749
Emergent BioSolutions, Inc. (1)(2)	3,913	122,790
Enanta Pharmaceuticals, Inc. (2)	1,362	39,253
Exact Sciences Corp. (1)(2)	1,989	42,803
Exelixis, Inc. (1)(2)	6,069	130,666
Ironwood Pharmaceuticals, Inc. (1)(2)	2,551	43,086
Lexicon Pharmaceuticals, Inc. (1)(2)	2,151	34,524
Myriad Genetics, Inc. (1)(2)	2,660	51,684
Retrophin, Inc. (1)(2)	1,884	40,073

		664,172

Healthcare Equipment — 3.5%
AngioDynamics, Inc. (2)	2,148	35,120
Globus Medical, Inc., Class A (1)(2)	5,256	146,169
LeMaitre Vascular, Inc.	3,451	76,405
Masimo Corp. (2)	2,864	258,791
Natus Medical, Inc. (1)(2)	4,088	151,358

		667,843

Healthcare Facilities — 0.9%
U.S. Physical Therapy, Inc. (1)	2,140	161,891

Healthcare Services — 1.1%
BioTelemetry, Inc. (1)(2)	8,035	204,491

Healthcare Supplies — 1.1%
OraSure Technologies, Inc. (1)(2)	17,960	201,332

Life Sciences Tools & Services — 2.2%
Cambrex Corp. (1)(2)	2,950	166,232
INC Research Holdings, Inc. (1)(2)	3,439	150,112
Luminex Corp. (1)(2)	5,782	107,430

		423,774

Managed Healthcare — 2.1%
HealthEquity, Inc. (1)(2)	1,993	87,094
Magellan Health, Inc. (2)	2,363	163,401
Molina Healthcare, Inc. (1)(2)	3,027	146,840

		397,335

Pharmaceuticals — 1.4%
Heska Corp. (1)(2)	1,449	134,380
Prestige Brands Holdings, Inc. (1)(2)	1,194	67,605
Sucampo Pharmaceuticals, Inc., Class A (1)(2)	5,012	58,891

		260,876

Total Healthcare		2,981,714

Industrials — 17.3%

Aerospace & Defense — 0.8%
DigitalGlobe, Inc. (1)(2)	4,754	150,464

Air Freight & Logistics — 0.5%
Atlas Air Worldwide Holdings, Inc. (2)	1,576	89,596

Airlines — 0.9%
Hawaiian Holdings, Inc. (1)(2)	3,328	161,907

(See Notes which are an integral part of the Financial Statements)

February 28, 2017 (Unaudited)

Schedules of Investments

Small-Cap Core Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Industrials (continued)

Building Products — 0.8%
Gibraltar Industries, Inc. (1)(2)	3,733	$154,733

Construction & Engineering — 1.9%
Argan, Inc. (1)	2,296	158,195
EMCOR Group, Inc.	2,429	149,335
MYR Group, Inc. (2)	1,553	58,253

		365,783

Construction Machinery & Heavy Trucks — 1.9%
Greenbrier Cos., Inc. (1)	3,523	148,142
Wabash National Corp. (1)	9,658	204,267

		352,409

Diversified Support Services — 0.8%
UniFirst Corp. (1)	1,090	145,079

Electrical Components & Equipment — 0.9%
EnerSys	2,238	171,722

Environmental & Facilities Services — 0.2%
CECO Environmental Corp. (1)	3,872	43,754

Human Resource & Employment Services — 0.8%
TrueBlue, Inc. (2)	5,714	148,278

Industrial Machinery — 1.6%
Briggs & Stratton Corp. (1)	5,517	118,064
Chart Industries, Inc. (1)(2)	3,092	110,044
Global Brass & Copper Holdings, Inc.	2,172	73,088

		301,196

Office Services & Supplies — 1.0%
ACCO Brands Corp. (1)(2)	7,306	97,900
Herman Miller, Inc. (1)	2,777	82,755

		180,655

Research & Consulting Services — 0.4%
RPX Corp. (2)	6,775	72,831

Security & Alarm Services — 1.0%
Brink’s Co. (1)	3,383	180,821

Trading Companies & Distributors — 2.1%
H&E Equipment Services, Inc. (1)	6,249	163,974
MRC Global, Inc. (2)	7,082	143,127
Rush Enterprises, Inc., Class A (2)	2,842	97,992

		405,093

Trucking — 1.7%
ArcBest Corp.	5,547	162,804
Saia, Inc. (2)	3,471	167,823

		330,627

Total Industrials		3,254,948

Information Technology — 19.0%

Communications Equipment — 2.2%
Ciena Corp. (1)(2)	6,384	168,155
Ixia (1)(2)	6,002	117,639
Plantronics, Inc.	2,474	132,507

		418,301

Consulting & Other Services — 0.4%
Hackett Group, Inc.	3,971	80,055

Data Processing & Outsourced Services — 2.8%
Cardtronics PLC (1)(2)	3,307	145,773
Convergys Corp.	2,839	62,117
CSG Systems International, Inc. (1)	3,094	121,935

Description	Shares	Value
Common Stocks (continued)

Information Technology (continued)

Data Processing & Outsourced Services (continued)
Sykes Enterprises, Inc. (2)	1,350	$36,747
Travelport Worldwide, Ltd.	12,209	155,054

		521,626

Electronic Components — 1.6%
Rogers Corp. (2)	1,992	164,360
Vishay Intertechnology, Inc. (1)	8,822	139,829

		304,189

Electronic Equipment & Instruments — 0.6%
Itron, Inc. (1)(2)	1,891	122,348

Electronic Manufacturing Services — 3.5%
Benchmark Electronics, Inc. (1)(2)	5,425	168,718
Methode Electronics, Inc. (1)	3,760	156,040
Sanmina Corp. (2)	5,005	195,195
TTM Technologies, Inc. (1)(2)	8,740	141,238

		661,191

Internet Software & Services — 1.1%
Blucora, Inc. (1)(2)	5,662	88,327
DHI Group, Inc. (2)	7,554	37,392
j2 Global, Inc. (1)	977	79,548

		205,267

Semiconductor Equipment — 3.1%
Amkor Technology, Inc. (1)(2)	13,651	134,053
Entegris, Inc. (1)(2)	9,092	192,750
Photronics, Inc. (1)(2)	13,097	140,138
Rudolph Technologies, Inc. (2)	5,453	117,240

		584,181

Semiconductors — 1.0%
Integrated Device Technology, Inc. (1)(2)	7,612	182,003

Systems Software — 2.4%
Barracuda Networks, Inc. (1)(2)	4,251	100,579
CommVault Systems, Inc. (2)	1,898	93,097
Gigamon, Inc. (1)(2)	2,531	86,180
Qualys, Inc. (1)(2)	2,922	102,124
Rubicon Project, Inc. (2)	7,290	63,714

		445,694

Technology Distributors — 0.3%
Insight Enterprises, Inc. (2)	1,445	61,210

Total Information Technology		3,586,065

Materials — 5.9%

Commodity Chemicals — 2.5%
Koppers Holdings, Inc. (1)(2)	4,109	180,180
Trinseo SA (1)	2,569	177,646
Tronox, Ltd., Class A (1)	6,966	120,721

		478,547

Metal & Glass Containers — 0.8%
Berry Plastics Group, Inc. (2)	3,147	158,389

Specialty Chemicals — 2.2%
Innospec, Inc.	2,320	151,496
Minerals Technologies, Inc.	2,172	167,787
OMNOVA Solutions, Inc. (2)	9,400	86,950

		406,233

Steel — 0.4%
SunCoke Energy, Inc. (1)(2)	6,638	64,720

Total Materials		1,107,889

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Small-Cap Core Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Real Estate — 5.0%

Diversified REIT’s — 1.8%
American Assets Trust, Inc. (1)	3,010	$132,440
First Potomac Realty Trust (1)	5,249	52,437
Washington Real Estate Investment Trust (1)	5,011	163,910

		348,787

Hotel & Resort REIT’s — 1.1%
Chesapeake Lodging Trust	3,498	84,512
RLJ Lodging Trust (1)	5,461	124,292

		208,804

Office REIT’s — 1.0%
Cousins Properties, Inc. (1)	21,195	181,217

Specialized REIT’s — 1.1%
DuPont Fabros Technology, Inc. (1)	4,083	210,234

Total Real Estate		949,042

Telecommunication Services — 0.7%

Alternative Carriers — 0.7%
Cogent Communications Holdings, Inc. (1)	3,290	136,371

Utilities — 1.9%

Electric Utilities — 1.9%
El Paso Electric Co.	3,398	165,992
Portland General Electric Co.	4,273	193,695

Total Utilities		359,687

Total Common Stocks (identified cost $15,443,108)		18,381,030

Short-Term Investments — 51.5%

Collateral Pool Investments for Securities on Loan — 49.2%

Collateral pool allocation (3)		9,282,409

Mutual Funds — 2.3%
BMO Institutional Prime Money Market Fund — Premier Class, 0.680% (4)	424,128	424,213

Total Short-Term Investments (identified cost $9,706,589)		9,706,622

Total Investments — 149.0% (identified cost $25,149,697)		28,087,652
Other Assets and Liabilities — (49.0)%		(9,232,292)

Total Net Assets — 100.0%		$18,855,360

Portfolio Sector Allocation*
Sector	Fund
Consumer Discretionary	9.3%
Consumer Staples	2.4
Energy	3.0
Financials	17.2
Healthcare	15.8
Industrials	17.3
Information Technology	19.0
Materials	5.9
Real Estate	5.0
Telecommunication Services	0.7
Utilities	1.9
Other Assets & Liabilities, Net	2.5

Total	100.0%

Small-Cap Growth Fund

Description	Shares	Value
Common Stocks — 98.4%

Consumer Discretionary — 12.5%

Apparel Retail — 1.8%
DSW, Inc., Class A (1)	74,100	$1,558,323
Francesca’s Holdings Corp. (1)(2)	104,000	1,764,880

		3,323,203

Apparel, Accessories & Luxury Goods — 1.4%
Kate Spade & Co. (1)(2)	111,700	2,665,162

Auto Parts & Equipment — 1.7%
American Axle & Manufacturing Holdings, Inc. (1)(2)	92,400	1,831,368
Gentherm, Inc. (1)(2)	36,900	1,337,625

		3,168,993

Home Furnishings — 1.0%
La-Z-Boy, Inc. (1)	70,686	1,908,522

Household Appliances — 1.0%
iRobot Corp. (1)(2)	33,600	1,917,888

Internet & Direct Marketing Retail — 0.8%
Shutterfly, Inc. (1)(2)	33,000	1,497,540

Leisure Facilities — 1.0%
ClubCorp Holdings, Inc. (1)	114,700	1,961,370

Restaurants — 2.1%
BJ’s Restaurants, Inc. (1)(2)	38,100	1,384,935
Buffalo Wild Wings, Inc. (1)(2)	10,100	1,565,500
Potbelly Corp. (1)(2)	72,800	950,040

		3,900,475

Specialty Stores — 1.7%
Five Below, Inc. (1)(2)	39,900	1,538,145
MarineMax, Inc. (1)(2)	70,000	1,575,000

		3,113,145

Total Consumer Discretionary		23,456,298

Consumer Staples — 2.9%

Agricultural Products — 0.9%
Darling Ingredients, Inc. (1)(2)	129,400	1,683,494

Hypermarkets & Super Centers — 1.0%
PriceSmart, Inc. (1)	20,900	1,847,560

Soft Drinks — 1.0%
Coca-Cola Bottling Co. Consolidated (1)	10,900	1,875,563

Total Consumer Staples		5,406,617

Energy — 1.5%

Oil & Gas-Equipment & Services — 0.8%
McDermott International, Inc. (1)(2)	214,700	1,580,192

Oil & Gas-Exploration & Production — 0.7%
PDC Energy, Inc. (1)(2)	19,200	1,297,728

Total Energy		2,877,920

Financials — 6.2%

Life & Health Insurance — 0.9%
CNO Financial Group, Inc. (1)	83,100	1,737,621

Mortgage REIT’s — 0.9%
Redwood Trust, Inc. (1)	105,300	1,723,761

Property & Casualty Insurance — 0.8%
Employers Holdings, Inc. (1)	40,000	1,504,000

(See Notes which are an integral part of the Financial Statements)

February 28, 2017 (Unaudited)

Schedules of Investments

Small-Cap Growth Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Financials (continued)

Regional Banks — 1.8%
Great Western Bancorp, Inc. (1)	41,100	$1,756,614
Old National Bancorp (1)	92,700	1,701,045

		3,457,659

Reinsurance — 0.9%
Maiden Holdings, Ltd. (1)	105,900	1,636,155

Thrifts & Mortgage Finance — 0.9%
Beneficial Bancorp, Inc. (1)	97,300	1,585,990

Total Financials		11,645,186

Healthcare — 21.7%

Biotechnology — 5.5%
Acorda Therapeutics, Inc. (1)(2)	55,800	1,475,910
Emergent BioSolutions, Inc. (1)(2)	45,600	1,430,928
Exact Sciences Corp. (1)(2)	60,800	1,308,416
Exelixis, Inc. (1)(2)	92,200	1,985,066
Genomic Health, Inc. (1)(2)	50,800	1,533,652
Ironwood Pharmaceuticals, Inc. (1)(2)	78,900	1,332,621
Lexicon Pharmaceuticals, Inc. (1)(2)	78,000	1,251,900

		10,318,493

Healthcare Equipment — 5.3%
Abaxis, Inc. (1)	27,400	1,365,890
Cardiovascular Systems, Inc. (1)(2)	61,200	1,738,080
Cynosure, Inc., Class A (1)(2)	36,700	2,422,200
K2M Group Holdings, Inc. (1)(2)	71,400	1,431,570
Masimo Corp. (2)	32,100	2,900,556

		9,858,296

Healthcare Services — 1.0%
BioTelemetry, Inc. (1)(2)	74,100	1,885,845

Healthcare Supplies — 0.8%
Spectranetics Corp. (1)(2)	54,900	1,527,592

Healthcare Technology — 1.7%
Medidata Solutions, Inc. (1)(2)	37,100	2,074,632
Vocera Communications, Inc. (1)(2)	54,500	1,127,605

		3,202,237

Life Sciences Tools & Services — 3.3%
Cambrex Corp. (1)(2)	37,600	2,118,760
INC Research Holdings, Inc. (1)(2)	34,600	1,510,290
Luminex Corp. (1)(2)	55,300	1,027,474
PRA Health Sciences, Inc. (1)(2)	27,500	1,622,775

		6,279,299

Managed Healthcare — 1.9%
Magellan Health, Inc. (1)(2)	23,400	1,618,110
WellCare Health Plans, Inc. (1)(2)	13,100	1,849,720

		3,467,830

Pharmaceuticals — 2.2%
Amphastar Pharmaceuticals, Inc. (1)(2)	84,200	1,302,574
Pacira Pharmaceuticals, Inc. (1)(2)	34,848	1,522,858
Supernus Pharmaceuticals, Inc. (1)(2)	51,800	1,331,260

		4,156,692

Total Healthcare		40,696,284

Description	Shares	Value
Common Stocks (continued)

Industrials — 16.6%

Air Freight & Logistics — 1.2%
Hub Group, Inc., Class A (2)	45,100	$2,277,550

Building Products — 3.8%
American Woodmark Corp. (1)(2)	19,800	1,711,710
Gibraltar Industries, Inc. (1)(2)	46,600	1,931,570
NCI Building Systems, Inc. (2)	117,900	1,886,400
Simpson Manufacturing Co., Inc.	36,500	1,575,340

		7,105,020

Construction & Engineering — 1.1%
Comfort Systems USA, Inc.	54,100	2,063,915

Construction Machinery & Heavy Trucks — 2.2%
Greenbrier Cos., Inc. (1)	45,900	1,930,095
Wabash National Corp. (1)	107,300	2,269,395

		4,199,490

Electrical Components & Equipment — 1.0%
EnerSys (1)	25,300	1,941,269

Human Resource & Employment Services — 2.0%
TriNet Group, Inc. (1)(2)	71,000	1,906,350
WageWorks, Inc. (1)(2)	25,100	1,932,700

		3,839,050

Industrial Machinery — 1.6%
Chart Industries, Inc. (1)(2)	46,200	1,644,258
Lydall, Inc. (2)	25,400	1,287,780

		2,932,038

Office Services & Supplies — 1.7%
Herman Miller, Inc. (1)	56,800	1,692,640
Interface, Inc.	83,700	1,581,930

		3,274,570

Research & Consulting Services — 0.8%
ICF International, Inc. (1)(2)	33,000	1,417,350

Trading Companies & Distributors — 1.2%
Univar, Inc. (1)(2)	67,000	2,157,400

Total Industrials		31,207,652

Information Technology — 25.8%

Application Software — 2.3%
BroadSoft, Inc. (1)(2)	33,000	1,412,400
Callidus Software, Inc. (1)(2)	94,112	1,774,011
Synchronoss Technologies, Inc. (1)(2)	39,900	1,080,492

		4,266,903

Communications Equipment — 3.2%
Applied Optoelectronics, Inc. (1)(2)	61,100	2,805,712
Ciena Corp. (1)(2)	83,400	2,196,756
ShoreTel, Inc. (2)	160,200	1,041,300

		6,043,768

Data Processing & Outsourced Services — 0.9%
Travelport Worldwide, Ltd.	135,300	1,718,310

Electronic Components — 0.9%
Rogers Corp. (2)	19,900	1,641,949

Electronic Equipment & Instruments — 1.7%
FARO Technologies, Inc. (1)(2)	36,200	1,248,900
Itron, Inc. (2)	31,100	2,012,170

		3,261,070

Electronic Manufacturing Services — 0.8%
Methode Electronics, Inc. (1)	33,700	1,398,550

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Small-Cap Growth Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Information Technology (continued)

Internet Software & Services — 3.3%
LogMeIn, Inc. (1)	19,689	$1,806,466
Shutterstock, Inc. (1)(2)	34,200	1,491,462
Web.com Group, Inc. (1)(2)	64,800	1,247,400
Yelp, Inc. (2)	50,800	1,711,960

		6,257,288

Semiconductor Equipment — 2.3%
Entegris, Inc. (1)(2)	107,100	2,270,520
Rudolph Technologies, Inc. (1)(2)	93,800	2,016,700

		4,287,220

Semiconductors — 3.8%
Integrated Device Technology, Inc. (1)(2)	79,500	1,900,845
NeoPhotonics Corp. (1)(2)	105,976	1,075,657
Semtech Corp. (1)(2)	66,600	2,227,770
Silicon Laboratories, Inc. (1)(2)	28,100	1,896,750

		7,101,022

Systems Software — 5.6%
A10 Networks, Inc. (1)(2)	132,000	1,248,720
Barracuda Networks, Inc. (1)(2)	81,800	1,935,388
CommVault Systems, Inc. (1)(2)	35,500	1,741,275
Gigamon, Inc. (1)(2)	53,395	1,818,100
Qualys, Inc. (1)(2)	42,700	1,492,365
Rubicon Project, Inc. (2)	123,963	1,083,436
Varonis Systems, Inc. (1)(2)	43,400	1,189,160

		10,508,444

Technology Hardware, Storage & Peripherals — 1.0%
Nimble Storage, Inc. (1)(2)	197,400	1,790,418

Total Information Technology		48,274,942

Materials — 5.2%

Commodity Chemicals — 1.2%
Trinseo SA (1)	33,190	2,295,088

Forest Products — 1.1%
Boise Cascade Co. (2)	72,800	1,972,880

Metal & Glass Containers — 1.0%
Berry Plastics Group, Inc. (1)(2)	35,600	1,791,748

Specialty Chemicals — 0.9%
Minerals Technologies, Inc.	22,000	1,699,500

Steel — 1.0%
Commercial Metals Co. (1)	93,300	1,971,429

Total Materials		9,730,645

Real Estate — 4.1%

Diversified REIT’s — 1.9%
American Assets Trust, Inc. (1)	42,400	1,865,600
Washington Real Estate Investment Trust (1)	50,900	1,664,939

		3,530,539

Hotel & Resort REIT’s — 0.9%
Hersha Hospitality Trust (1)	84,600	1,650,546

Specialized REIT’s — 1.3%
DuPont Fabros Technology, Inc. (1)	49,300	2,538,457

Total Real Estate		7,719,542

Description	Shares	Value
Common Stocks (continued)

Telecommunication Services — 1.0%

Alternative Carriers — 1.0%
Cogent Communications Holdings, Inc. (1)	43,718	$1,812,111

Utilities — 0.9%

Gas Utilities — 0.9%
Southwest Gas Holdings, Inc.	20,200	1,727,706

Total Common Stocks (identified cost $165,781,519)		184,554,903

Short-Term Investments — 51.9%

Collateral Pool Investments for Securities on Loan — 50.2%

Collateral pool allocation (3)		94,042,316

Mutual Funds — 1.7%
BMO Institutional Prime Money Market Fund — Premier Class, 0.680% (4)	3,157,330	3,157,962

Total Short-Term Investments (identified cost $97,200,278)		97,200,278

Total Investments — 150.3% (identified cost $262,981,797)		281,755,181
Other Assets and Liabilities — (50.3)%		(94,294,635)

Total Net Assets — 100.0%		$187,460,546

Portfolio Sector Allocation*
Sector	Fund
Consumer Discretionary	12.5%
Consumer Staples	2.9
Energy	1.5
Financials	6.2
Healthcare	21.7
Industrials	16.6
Information Technology	25.8
Materials	5.2
Real Estate	4.1
Telecommunication Services	1.0
Utilities	0.9
Other Assets & Liabilities, Net	1.6

Total	100.0%

Global Low Volatility Equity Fund

Description	Shares	Value
Common Stocks — 98.6%

Austria — 0.7%
Flughafen Wien AG	10,802	$303,771

Belgium — 0.3%
bpost SA	5,994	148,908

Bermuda — 3.7%
Argo Group International Holdings, Ltd.	2,981	199,578
Dairy Farm International Holdings, Ltd.	17,100	145,863
Enstar Group, Ltd. (2)	1,474	285,587
Everest Re Group, Ltd.	4,326	1,017,216
Giordano International, Ltd.	164,000	89,364

		1,737,608

(See Notes which are an integral part of the Financial Statements)

February 28, 2017 (Unaudited)

Schedules of Investments

Global Low Volatility Equity Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Canada — 3.4%
BCE, Inc.	12,153	$530,150
First Capital Realty, Inc.	7,368	116,051
George Weston, Ltd.	1,406	117,820
Laurentian Bank of Canada	6,012	259,817
Loblaw Cos., Ltd.	7,108	370,652
Metro, Inc. (1)	2,337	68,146
Pure Industrial Real Estate Trust	26,246	118,168

		1,580,804

Cayman Islands — 1.3%
361 Degrees International, Ltd.	292,000	110,587
Fresh Del Monte Produce, Inc.	7,755	448,782
Uni-President China Holdings, Ltd. (1)	92,000	62,812

		622,181

China — 3.2%
Agricultural Bank of China, Ltd., Class H	616,000	284,079
China Minsheng Banking Corp., Ltd., Class H	205,000	233,972
China Telecom Corp., Ltd., Class H	176,000	82,753
Industrial & Commercial Bank of China, Ltd., Class H	707,000	463,568
Tsingtao Brewery Co., Ltd., Class H	96,000	441,484

		1,505,856

Czech Republic — 0.7%
CEZ AS	18,021	318,297

Denmark — 0.4%
Dfds A/S	3,666	201,668

France — 0.1%
Boiron SA	752	68,760

Germany — 0.5%
RHOEN-KLINIKUM AG	9,845	247,916

Guernsey — 1.7%
Amdocs, Ltd.	13,113	795,303

Hong Kong — 5.9%
China Unicom Hong Kong, Ltd.	64,000	77,827
CLP Holdings, Ltd.	101,000	1,027,187
HK Electric Investments & HK Electric Investments, Ltd. (1)	800,500	701,207
PCCW, Ltd.	808,000	492,321
VTech Holdings, Ltd.	22,000	248,258
Yuexiu Real Estate Investment Trust	329,000	195,800

		2,742,600

Hungary — 0.6%
Magyar Telekom Telecommunications PLC	102,784	173,132
Richter Gedeon Nyrt	4,321	95,837

		268,969

Ireland — 0.2%
ICON PLC (2)	1,029	86,199

Israel — 4.4%
Bank Hapoalim BM	48,256	297,541
Bank Leumi Le-Israel BM (2)	195,967	859,004
Bezeq — The Israeli Telecommunication Corp., Ltd.	320,431	572,041
Elbit Systems, Ltd.	2,921	345,370

		2,073,956

Description	Shares	Value
Common Stocks (continued)

Italy — 0.4%
Amplifon SpA	19,269	$206,381

Japan — 7.7%
Benesse Holdings, Inc.	7,900	242,953
Daiichi Sankyo Co., Ltd.	5,800	132,190
Duskin Co., Ltd. (1)	17,800	390,397
Hogy Medical Co., Ltd.	1,500	88,656
Kissei Pharmaceutical Co., Ltd. (1)	7,200	182,652
KYORIN Holdings, Inc.	18,400	388,325
Mitsui Sugar Co., Ltd.	5,600	135,333
Morinaga Milk Industry Co., Ltd.	16,000	123,619
Nippon Telegraph & Telephone Corp.	10,100	427,123
Nisshin Oillio Group, Ltd.	48,000	249,944
Noevir Holdings Co., Ltd.	2,700	107,308
Prima Meat Packers, Ltd.	29,000	116,934
Suzuken Co., Ltd.	8,000	270,595
Takeda Pharmaceutical Co., Ltd.	5,100	237,057
Towa Pharmaceutical Co., Ltd.	2,500	119,053
Tsumura & Co. (1)	9,700	287,516
Vital KSK Holdings, Inc. (1)	12,000	110,873

		3,610,528

Malaysia — 2.8%
Public Bank Bhd	154,400	694,104
Tenaga Nasional Bhd	205,300	626,073

		1,320,177

Netherlands — 0.1%
Sligro Food Group NV	1,374	51,005

New Zealand — 2.9%
Argosy Property, Ltd. (1)	200,163	144,178
Chorus, Ltd.	36,230	108,039
Fisher & Paykel Healthcare Corp., Ltd.	41,029	269,230
Infratil, Ltd.	76,875	159,751
Metlifecare, Ltd.	40,400	175,765
Ryman Healthcare, Ltd.	45,542	290,971
Summerset Group Holdings, Ltd.	61,250	228,974

		1,376,908

Philippines — 1.0%
First Philippine Holdings Corp.	61,250	89,164
Manila Electric Co.	64,420	374,346

		463,510

Singapore — 4.8%
Ascott Residence Trust	84,200	69,997
Cache Logistics Trust, REIT	174,700	102,222
CDL Hospitality Trusts	73,300	74,011
Frasers Centrepoint Trust	192,100	274,154
Mapletree Industrial Trust	74,200	88,157
Mapletree Logistics Trust	475,100	364,445
RHT Health Trust	210,500	127,676
SATS, Ltd.	129,100	460,611
Sheng Siong Group, Ltd.	128,300	86,058
Singapore Airlines, Ltd.	29,900	212,291
Venture Corp., Ltd.	50,300	385,846

		2,245,468

South Korea — 0.8%
GS Home Shopping, Inc.	827	157,757
Kia Motors Corp.	6,139	207,665

		365,422

Switzerland — 4.1%
ALSO Holding AG (2)	1,698	189,860
Cembra Money Bank AG	6,396	519,016
Intershop Holding AG	174	86,796
Novartis AG	6,230	486,317

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Global Low Volatility Equity Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Switzerland (continued)
Roche Holding AG	284	$69,194
Sonova Holding AG	1,644	215,904
Valora Holding AG	994	330,558

		1,897,645

Taiwan — 2.3%
Far EasTone Telecommunications Co., Ltd.	326,000	785,197
Taichung Commercial Bank Co., Ltd.	495,822	152,183
Taiwan Secom Co., Ltd.	42,075	123,253

		1,060,633

Thailand — 1.2%
Thai Beverage PCL	804,800	545,569

United States — 43.4%
Abaxis, Inc.	4,943	246,409
ALLETE, Inc.	2,621	176,157
Allstate Corp.	6,076	499,204
American Express Co.	1,674	134,020
AT&T, Inc.	7,956	332,481
Atrion Corp. (1)	359	175,210
Avista Corp.	2,590	103,263
Bed Bath & Beyond, Inc.	2,519	101,768
Bryn Mawr Bank Corp.	4,417	181,318
Carter’s, Inc.	825	72,608
Chemed Corp.	5,418	967,384
Children’s Place, Inc.	2,707	274,219
Cintas Corp.	3,023	356,744
Consolidated Edison, Inc.	11,013	848,442
Darden Restaurants, Inc.	4,334	323,663
Discover Financial Services	12,366	879,717
Dr. Pepper Snapple Group, Inc.	10,244	957,199
Edison International	2,755	219,684
Equity Commonwealth (2)	3,665	114,568
Foot Locker, Inc.	1,764	133,482
Forrester Research, Inc.	2,099	76,614
General Mills, Inc.	5,319	321,108
Getty Realty Corp.	10,693	282,188
Huntington Ingalls Industries, Inc.	1,105	241,442
ICU Medical, Inc. (2)	1,339	201,386
IDACORP, Inc.	1,987	164,782
Johnson & Johnson	7,721	943,583
Kroger Co.	15,720	499,896
Masimo Corp. (2)	1,854	167,527
McKesson Corp.	1,068	160,339
Merck & Co., Inc.	14,366	946,288
Meridian Bancorp, Inc.	42,349	806,748
Navigators Group, Inc.	4,912	270,406
Owens & Minor, Inc.	21,221	765,654
PepsiCo, Inc.	6,416	708,198
Pfizer, Inc.	26,861	916,497
Pinnacle West Capital Corp.	1,148	94,354
Portland General Electric Co.	15,641	709,007
Prudential Financial, Inc.	4,678	517,106
Quidel Corp. (2)	5,114	107,394
Safety Insurance Group, Inc.	3,544	251,624
Spirit AeroSystems Holdings, Inc., Class A	2,983	183,783
Sysco Corp.	14,898	785,423
TCF Financial Corp.	5,495	95,613
Tyson Foods, Inc., Class A	6,413	401,197
U.S. Physical Therapy, Inc.	3,187	241,097
United Community Banks, Inc.	3,519	101,664

Description	Shares	Value
Common Stocks (continued)

United States (continued)
Unum Group	8,726	$426,091
Verizon Communications, Inc.	15,264	757,552
Wal-Mart Stores, Inc.	12,891	914,359
WellCare Health Plans, Inc. (2)	934	131,881

		20,288,341

Total Common Stocks (identified cost $41,399,613)		46,134,383

Short-Term Investments — 2.9%

Collateral Investment for Securities on Loan — 2.9%
State Street Navigator Securities Lending Government Money Market Portfolio Fund, 0.502% (3)	1,366,657	1,366,657

Total Short-Term Investments (identified cost $1,366,657)		1,366,657

Total Investments — 101.5% (identified cost $42,766,270)		47,501,040
Other Assets and Liabilities — (1.5)%		(723,488)

Total Net Assets — 100.0%		$46,777,552

Industry Allocation
Industry	Value	% of Total Net Assets
Aerospace/Defense	$529,152	1.1%
Airlines	212,291	0.5
Apparel	72,608	0.2
Auto Manufacturers	207,665	0.4
Banks	3,622,863	7.7
Beverages	2,652,451	5.7
Commercial Services	1,189,960	2.5
Computers	795,303	1.7
Cosmetics/Personal Care	107,308	0.2
Distribution/Wholesale	189,860	0.4
Diversified Financial Services	1,532,754	3.3
Electric	5,611,713	12.0
Electronics	385,846	0.8
Engineering & Construction	764,382	1.6
Food	3,898,534	8.3
Healthcare-Products	1,471,715	3.2
Healthcare-Services	2,370,187	5.1
Insurance	3,466,812	7.4
Pharmaceuticals	6,387,112	13.7
Real Estate	474,701	1.0
Real Estate Investment Trusts	1,683,711	3.6
Retail	2,521,815	5.4
Savings & Loans	806,748	1.7
Shipbuilding	241,442	0.5
Telecommunications	4,586,873	9.8
Transportation	350,577	0.8

Total Common Stocks	46,134,383	98.6
Collateral Investment for Securities on Loan	1,366,657	2.9

Total Investments	47,501,040	101.5
Other Assets and Liabilities	(723,488)	(1.5)

Total Net Assets	$46,777,552	100.0%

(See Notes which are an integral part of the Financial Statements)

February 28, 2017 (Unaudited)

Schedules of Investments

Disciplined International Equity Fund

Description	Shares	Value
Common Stocks — 97.9%

Australia — 6.7%
Australia & New Zealand Banking Group, Ltd.	25,124	$595,214
BHP Billiton, Ltd. (1)	29,472	564,905
CSL, Ltd.	3,279	296,301
Fortescue Metals Group, Ltd. (1)	72,955	370,846
Ramsay Health Care, Ltd.	9,124	488,137
Telstra Corp., Ltd.	177,542	656,105
Woodside Petroleum, Ltd. (1)	38,222	918,413

		3,889,921

Austria — 0.9%
Erste Group Bank AG	17,799	517,793

Belgium — 0.2%
bpost SA	3,423	85,037

Bermuda — 0.2%
Fly Leasing, Ltd. (2)	8,634	116,300

Denmark — 3.2%
Danske Bank A/S	14,091	470,312
Novo Nordisk A/S	31,261	1,110,219
Vestas Wind Systems A/S	4,143	307,322

		1,887,853

Finland — 2.8%
Nokian Renkaat OYJ	3,706	145,777
Orion OYJ	3,354	165,367
UPM-Kymmene OYJ	56,736	1,348,180

		1,659,324

France — 12.5%
Arkema SA	6,792	658,383
Capgemini SA	1,702	145,492
CNP Assurances	34,000	629,802
Credit Agricole SA	33,298	401,969
Eiffage SA	2,341	167,205
Peugeot SA (2)	73,237	1,393,467
Sanofi	17,753	1,529,615
Societe Generale SA	18,346	814,552
TOTAL SA	2,917	145,397
Valeo SA	11,414	701,456
Vinci SA	9,519	685,842

		7,273,180

Germany — 8.6%
Allianz SE	5,776	1,004,755
Bayer AG	3,884	427,107
Continental AG	685	138,970
Evonik Industries AG	37,988	1,219,810
Fresenius Medical Care AG & Co. KGaA	1,724	143,464
Fresenius SE & Co. KGaA	16,239	1,290,613
Merck KGaA	3,275	357,882
Siemens AG	2,261	294,143
Talanx AG	4,225	150,974

		5,027,718

Ireland — 2.0%
Seagate Technology PLC	24,555	1,183,305

Israel — 0.9%
Bezeq — The Israeli Telecommunication Corp., Ltd.	211,824	378,153
Check Point Software Technologies, Ltd. (2)	1,557	154,003

		532,156

Description	Shares	Value
Common Stocks (continued)

Italy — 0.4%
Atlantia SpA	6,122	$143,333
Recordati SpA	3,492	110,871

		254,204

Japan — 22.7%
Aoyama Trading Co., Ltd.	12,500	468,423
Asahi Glass Co., Ltd.	53,000	433,077
Chubu Electric Power Co., Inc.	31,500	414,972
Dai Nippon Printing Co., Ltd.	63,000	685,264
Daiwa Securities Group, Inc.	79,000	500,883
Fujikura, Ltd.	125,000	927,945
Fujitsu, Ltd.	40,000	232,391
Heiwado Co., Ltd.	13,200	316,650
Hitachi Maxell, Ltd.	9,200	179,668
Ibiden Co., Ltd.	41,400	670,315
Kawasaki Kisen Kaisha, Ltd. (1)	164,000	442,316
Kirin Holdings Co., Ltd.	82,800	1,425,388
Konica Minolta, Inc.	70,300	677,688
Mitsubishi Chemical Holdings Corp.	87,900	674,986
Mitsubishi UFJ Financial Group, Inc. (1)	18,500	121,593
Monex Group, Inc. (1)	97,900	257,070
Morinaga Milk Industry Co., Ltd.	28,000	216,334
NEC Corp. (1)	95,000	236,771
Nippon Telegraph & Telephone Corp.	39,300	1,661,972
Nissan Motor Co., Ltd.	9,400	92,540
Nisshin Oillio Group, Ltd.	44,000	229,116
Nisshinbo Holdings, Inc.	47,200	481,474
NTT DoCoMo, Inc.	10,300	244,516
Sumitomo Riko Co., Ltd.	9,900	103,014
Toho Holdings Co., Ltd. (1)	5,400	116,657
Tokyo Electron, Ltd.	7,800	778,299
Toppan Printing Co., Ltd.	52,000	523,957
Warabeya Nichiyo Holdings Co., Ltd.	5,400	120,935

		13,234,214

Jersey — 2.2%
Centamin PLC	124,390	269,803
Delphi Automotive PLC	13,439	1,023,111

		1,292,914

Luxembourg — 1.0%
Subsea 7 SA (2)	22,023	311,293
Ternium SA	10,240	271,565

		582,858

Marshall Islands — 0.2%
Seaspan Corp. (1)	12,196	95,617

Netherlands — 2.5%
AerCap Holdings NV (2)	8,123	367,972
Boskalis Westminster	13,073	476,424
ING Groep NV	43,045	593,508

		1,437,904

New Zealand — 0.4%
Air New Zealand, Ltd.	138,069	235,202

Norway — 0.6%
Salmar ASA	9,477	239,539
Yara International ASA	3,496	132,734

		372,273

Portugal — 1.0%
EDP — Energias de Portugal SA	179,372	554,688

Singapore — 2.2%
DBS Group Holdings, Ltd.	14,500	193,796
Japfa, Ltd.	194,900	131,426
Mapletree Industrial Trust	212,200	252,114

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Disciplined International Equity Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Singapore (continued)
Oversea-Chinese Banking Corp., Ltd.	21,300	$143,783
SATS, Ltd.	70,200	250,464
Singapore Airlines, Ltd.	25,100	178,211
Yanlord Land Group, Ltd.	149,200	154,907

		1,304,701

Spain — 0.8%
Banco Bilbao Vizcaya Argentaria SA	32,796	214,649
Repsol SA	14,890	220,842

		435,491

Sweden — 2.5%
Nordea Bank AB	100,714	1,180,460
Skandinaviska Enskilda Banken AB, Class A	24,708	282,757

		1,463,217

Switzerland — 6.1%
Lonza Group AG	6,047	1,113,850
Roche Holding AG	3,303	804,743
Swiss Re AG	4,225	377,762
TE Connectivity, Ltd.	13,101	975,632
Zurich Insurance Group AG (2)	934	257,876

		3,529,863

United Kingdom — 17.3%
Admiral Group PLC	11,482	260,443
British American Tobacco PLC	24,708	1,557,474
Compass Group PLC	62,153	1,155,296
Diageo PLC	10,218	287,560
Go-Ahead Group PLC	3,858	94,308
Imperial Brands PLC	26,437	1,244,269
Johnson Matthey PLC	17,353	659,755
Jupiter Fund Management PLC	25,422	132,268
National Grid PLC	74,702	906,084
Paragon Group of Cos. PLC	26,905	141,586
Reckitt Benckiser Group PLC	11,244	1,020,040
RELX PLC	45,235	844,754
Rio Tinto PLC	24,198	989,960
Royal Mail PLC	64,643	332,560
Unilever PLC	6,609	313,188
WH Smith PLC	7,063	148,289

		10,087,834

Total Common Stocks (identified cost $52,077,727)		57,053,567

Short-Term Investments — 5.7%

Collateral Investment for Securities on Loan — 4.1%
State Street Navigator Securities Lending Government Money Market Portfolio Fund, 0.502% (3)	2,374,141	2,374,141

Mutual Funds — 1.6%
State Street Institutional Liquid Reserves Fund — Premier Class, 0.760%	958,572	958,572

Total Short-Term Investments (identified cost $3,332,786)		3,332,713

Total Investments — 103.6% (identified cost $55,410,513)		60,386,280
Other Assets and Liabilities — (3.6)%		(2,073,548)

Total Net Assets — 100.0%		$58,312,732

Industry Allocation
Industry	Value	% of Total Net Assets
Agriculture	$2,933,169	5.0%
Airlines	413,413	0.7
Auto Manufacturers	1,486,007	2.6
Auto Parts & Equipment	2,009,314	3.5
Banks	5,530,386	9.5
Beverages	1,712,948	2.9
Biotechnology	296,301	0.5
Building Materials	433,077	0.8
Chemicals	4,459,518	7.7
Commercial Services	2,565,281	4.4
Computers	1,715,192	2.9
Cosmetics/Personal Care	313,188	0.5
Diversified Financial Services	891,037	1.5
Electric	969,659	1.7
Electrical Components & Equipment	927,945	1.6
Electronics	2,062,386	3.5
Energy-Alternate Sources	307,322	0.5
Engineering & Construction	1,579,934	2.7
Food	805,923	1.4
Food Service	1,155,296	2.0
Forest Products & Paper	1,348,179	2.3
Gas	906,084	1.6
Healthcare-Services	1,922,214	3.3
Household Products/Wares	1,020,039	1.8
Insurance	2,681,613	4.6
Internet	257,070	0.4
Iron/Steel	642,411	1.1
Mining	1,824,668	3.1
Miscellaneous Manufacturing	1,074,845	1.9
Oil & Gas	1,284,652	2.2
Oil & Gas Services	311,293	0.5
Pharmaceuticals	4,622,463	7.9
Real Estate	154,906	0.3
Real Estate Investment Trusts	252,114	0.4
Retail	933,362	1.6
Semiconductors	778,299	1.3
Telecommunications	3,422,221	5.9
Transportation	1,049,838	1.8

Total Common Stocks	57,053,567	97.9
Collateral Investment for Securities on Loan	2,374,141	4.1
Mutual Funds	958,572	1.6

Total Investments	60,386,280	103.6
Other Assets and Liabilities	(2,073,548)	(3.6)

Total Net Assets	$58,312,732	100.0%

Pyrford International Stock Fund

Description	Shares	Value
Common Stocks — 94.6%

Australia — 10.1%
Brambles, Ltd.	1,521,109	$10,857,642
Computershare, Ltd.	1,030,888	10,678,059
Newcrest Mining, Ltd. (2)	356,380	6,049,458
QBE Insurance Group, Ltd.	716,724	6,764,497
Rio Tinto, Ltd. (1)	110,285	5,241,596
Telstra Corp., Ltd.	826,610	3,054,733
Woodside Petroleum, Ltd.	477,367	11,470,356
Woolworths, Ltd. (1)	616,424	12,174,493

		66,290,834

(See Notes which are an integral part of the Financial Statements)

February 28, 2017 (Unaudited)

Schedules of Investments

Pyrford International Stock Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Belgium — 1.1%
Proximus SADP	248,326	$7,301,686

Finland — 1.7%
Kone OYJ, Class B (1)	124,621	5,579,310
Sampo Oyj A Shares	125,740	5,729,314

		11,308,624

France — 7.4%
Air Liquide SA	98,685	10,653,323
Legrand SA	126,042	7,106,404
Rubis SCA	89,006	8,344,923
Sanofi	158,664	13,670,642
TOTAL SA	181,487	9,046,173

		48,821,465

Germany — 5.4%
Brenntag AG	162,718	9,329,388
Deutsche Post AG	320,589	10,995,580
GEA Group AG (1)	149,450	5,816,943
SAP AG	99,962	9,313,878

		35,455,789

Hong Kong — 6.1%
ASM Pacific Technology, Ltd.	682,800	8,492,231
China Mobile, Ltd.	1,001,500	11,043,347
CNOOC, Ltd.	5,564,000	6,579,696
Power Assets Holdings, Ltd.	770,000	6,908,565
VTech Holdings, Ltd.	621,700	7,015,538

		40,039,377

Israel — 1.4%
Bezeq — The Israeli Telecommunication Corp., Ltd.	1,795,045	3,204,557
Teva Pharmaceutical Industries, Ltd.	174,252	6,135,432

		9,339,989

Japan — 8.6%
ABC-Mart, Inc. (1)	70,000	4,218,256
Japan Tobacco, Inc.	259,468	8,677,033
KDDI Corp.	385,900	10,095,332
Mitsubishi Electric Corp.	651,000	9,546,687
Nihon Kohden Corp. (1)	351,700	7,697,987
Sumitomo Rubber Industries, Ltd.	440,000	7,261,204
Toyota Tsusho Corp.	289,000	8,617,651

		56,114,150

Malaysia — 2.7%
Axiata Group Bhd	8,493,891	8,474,761
Magnum Bhd	3,042,000	1,493,595
Malayan Banking Bhd	4,019,509	7,785,535

		17,753,891

Netherlands — 4.5%
Koninklijke Vopak NV	190,123	8,039,528
RELX NV	433,082	7,675,838
Unilever NV	287,390	13,583,519

		29,298,885

Norway — 1.9%
Telenor ASA	747,921	12,195,479

Singapore — 5.2%
ComfortDelGro Corp., Ltd.	2,274,000	4,007,978
Sembcorp Industries, Ltd.	2,123,000	4,847,724
Singapore Technologies Engineering, Ltd.	4,244,400	11,145,563

Description	Shares	Value
Common Stocks (continued)

Singapore (continued)
United Overseas Bank, Ltd.	596,000	$9,143,713
Venture Corp., Ltd.	606,600	4,653,168

		33,798,146

Sweden — 4.5%
Assa Abloy AB, Class B	288,430	5,611,006
Atlas Copco AB, A Shares (1)	370,069	12,118,893
Svenska Cellulosa AB SCA, B Shares	373,555	11,479,866

		29,209,765

Switzerland — 13.8%
Givaudan SA	2,156	3,915,511
Nestle SA	309,799	22,902,948
Novartis AG	249,453	19,472,410
Panalpina Welttransport Holding AG (1)	38,850	4,893,239
Roche Holding AG	87,013	21,199,862
Schindler Holding AG	22,273	4,306,683
Syngenta AG (2)	11,087	4,760,671
Zurich Insurance Group AG (2)	33,326	9,201,274

		90,652,598

Taiwan — 3.8%
Advantech Co., Ltd.	613,218	5,219,344
Chunghwa Telecom Co., Ltd.	2,511,000	8,336,355
MediaTek, Inc.	1,183,000	8,625,059
Merida Industry Co., Ltd.	528,000	2,698,130

		24,878,888

United Kingdom — 16.4%
BP PLC	967,262	5,443,631
British American Tobacco PLC	209,244	13,189,736
GlaxoSmithKline PLC	520,440	10,642,588
Legal & General Group PLC	3,830,307	11,801,296
National Grid PLC	1,052,571	12,766,962
Royal Dutch Shell PLC, A Shares	334,092	8,628,981
Royal Dutch Shell PLC, B Shares	243,230	6,559,884
Sky PLC	815,079	10,088,625
SSE PLC	426,361	8,152,663
United Utilities Group PLC	808,487	9,816,423
Vodafone Group PLC	4,131,537	10,350,644

		107,441,433

Total Common Stocks (identified cost $601,058,051)		619,900,999

Preferred Stocks — 1.7%

Germany — 1.7%
Fuchs Petrolub SE (1)	247,928	11,480,641

Total Preferred Stocks (identified cost $9,396,911)		11,480,641

Short-Term Investments — 7.3%

Collateral Investment for Securities on Loan — 4.9%
State Street Navigator Securities Lending Government Money Market Portfolio Fund, 0.502% (3)	32,450,728	32,450,728

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Pyrford International Stock Fund (continued)

Description	Shares	Value
Short-Term Investments (continued)

Mutual Funds — 2.4%
State Street Institutional Liquid Reserves Fund — Premier Class, 0.760%	15,511,858	$15,511,857

Total Short-Term Investments (identified cost $47,963,351)		47,962,585

Total Investments — 103.6% (identified cost $658,418,313)		679,344,225
Other Assets and Liabilities — (3.6)%		(23,748,182)

Total Net Assets — 100.0%		$655,596,043

Industry Allocation
Industry	Value	% of Total Net Assets
Agriculture	$21,866,769	3.3%
Auto Parts & Equipment	7,261,204	1.1
Banks	16,929,249	2.6
Chemicals	28,658,893	4.4
Commercial Services	18,533,481	2.8
Computers	15,897,403	2.4
Cosmetics/Personal Care	25,063,385	3.8
Distribution/Wholesale	8,617,651	1.3
Electric	15,061,228	2.3
Electrical Components & Equipment	7,106,404	1.1
Electronics	10,264,174	1.6
Engineering & Construction	11,145,563	1.7
Food	35,077,441	5.4
Gas	21,111,884	3.2
Hand/Machine Tools	4,306,683	0.7
Healthcare-Products	7,697,987	1.2
Holding Companies-Diversified	1,493,595	0.2
Insurance	33,496,381	5.1
Leisure Time	2,698,130	0.4
Machinery-Construction & Mining	21,665,579	3.3
Machinery-Diversified	11,396,253	1.7
Media	10,088,625	1.5
Mining	11,291,054	1.7
Oil & Gas	47,728,721	7.3
Pharmaceuticals	71,120,934	10.9
Pipelines	8,039,528	1.2
Retail	4,218,256	0.7
Semiconductors	17,117,290	2.6
Shipbuilding	4,847,724	0.8
Software	9,313,878	1.4
Telecommunications	81,072,432	12.4
Transportation	19,896,797	3.0
Water	9,816,423	1.5

Total Common Stocks	619,900,999	94.6
Preferred Stocks	11,480,641	1.7
Collateral Investment for Securities on Loan	32,450,728	4.9
Mutual Funds	15,511,857	2.4

Total Investments	679,344,225	103.6
Other Assets and Liabilities	(23,748,182)	(3.6)

Total Net Assets	$655,596,043	100.0%

LGM Emerging Markets Equity Fund

Description	Shares	Value
Common Stocks — 94.4%

Bermuda — 3.5%
Credicorp, Ltd.	8,755	$1,441,248
Dairy Farm International Holdings, Ltd.	405,015	3,454,778

		4,896,026

Cayman Islands — 2.2%
Sands China, Ltd.	725,200	3,026,766

Chile — 1.6%
Aguas Andinas SA, Class A	4,263,203	2,275,658

Egypt — 4.4%
Commercial International Bank Egypt SAE GDR	1,265,531	5,669,579
Edita Food Industries SAE GDR	131,694	553,115

		6,222,694

Hong Kong — 2.6%
AIA Group, Ltd.	569,400	3,597,762

India — 29.3%
Container Corp. Of India, Ltd.	104,585	1,907,709
Emami, Ltd.	304,317	4,730,184
Hindustan Unilever, Ltd.	210,294	2,732,738
Housing Development Finance Corp., Ltd.	177,246	3,641,953
ICICI Bank, Ltd.	1,045,737	4,336,943
ITC, Ltd.	1,813,693	7,105,939
Jyothy Laboratories, Ltd.	41,563	233,516
Mahindra & Mahindra Financial Services, Ltd.	747,126	3,258,659
Nestle India, Ltd.	31,966	2,991,886
Pidilite Industries, Ltd.	202,550	2,072,746
Titan Co., Ltd.	468,313	3,074,414
Yes Bank, Ltd.	234,982	5,114,265

		41,200,952

Indonesia — 15.2%
Bank Mandiri Persero Tbk PT	7,354,804	6,231,950
Bank Rakyat Indonesia Persero Tbk PT	4,847,800	4,343,972
Hanjaya Mandala Sampoerna Tbk PT	12,121,300	3,517,504
Kalbe Farma Tbk PT	32,341,800	3,710,479
Unilever Indonesia Tbk PT	1,109,600	3,509,102

		21,313,007

Kenya — 0.9%
East African Breweries, Ltd.	562,300	1,256,842

Malaysia — 0.9%
Public Bank Bhd	277,300	1,246,601

Mexico — 9.7%
Bolsa Mexicana de Valores SAB de C.V. (1)	1,817,373	2,618,667
Grupo Financiero Banorte SAB de C.V., Class O	727,139	3,618,414
Grupo Herdez SAB de C.V. (1)	555,373	1,034,094
Wal-Mart de Mexico SAB de C.V.	3,287,211	6,397,230

		13,668,405

Nigeria — 0.8%
Guaranty Trust Bank PLC	15,198,387	1,190,801

Philippines — 4.0%
Universal Robina Corp.	1,773,690	5,651,506

(See Notes which are an integral part of the Financial Statements)

February 28, 2017 (Unaudited)

Schedules of Investments

LGM Emerging Markets Equity Fund (continued)

Description	Shares or Units	Value
Common Stocks (continued)

South Africa — 5.6%
Clicks Group, Ltd.	253,311	$2,481,453
Life Healthcare Group Holdings, Ltd.	519,427	1,326,930
Mr Price Group, Ltd.	314,803	4,079,780

		7,888,163

South Korea — 0.8%
KT&G Corp.	12,046	1,091,943

Taiwan — 2.0%
President Chain Store Corp.	387,000	2,840,448

Thailand — 1.0%
Kasikornbank PCL	255,869	1,403,759

Turkey — 3.2%
BIM Birlesik Magazalar AS	310,243	4,467,240

United States — 5.7%
Mead Johnson Nutrition Co.	41,107	3,608,784
PriceSmart, Inc.	18,400	1,626,560
Yum China Holdings, Inc. (2)	107,143	2,848,932

		8,084,276

Vietnam — 1.0%
Vietnam Dairy Products JSC	248,570	1,434,814

Total Common Stocks (identified cost $118,105,700)		132,757,663

Common Stock Units — 1.6%

Mexico — 1.6%
Fomento Economico Mexicano SAB de C.V.	268,600	2,165,484

Total Common Stock Units (identified cost $2,071,056)		2,165,484

Participation Notes — 2.6%

United States — 2.6%
Vietnam Dairy Products JSC, Issued by Citigroup Global Markets Holding, Maturity Date 2/8/2018 (5)	641,463	3,702,699

Total Participation Notes (identified cost $2,536,119)		3,702,699

Short-Term Investments — 4.6%

Collateral Investment for Securities on Loan — 1.5%
State Street Navigator Securities Lending Government Money Market Portfolio Fund, 0.502% (3)	2,180,488	2,180,488

Mutual Funds — 3.1%
State Street Institutional Liquid Reserves Fund — Premier Class, 0.760%	4,330,990	4,330,990

Total Short-Term Investments (identified cost $6,511,635)		6,511,478

Total Investments — 103.2% (identified cost $129,224,510)		145,137,324
Other Assets and Liabilities — (3.2)%		(4,514,265)

Total Net Assets — 100.0%		$140,623,059

Industry Allocation
Industry	Value	% of Total Net Assets
Agriculture	$11,715,386	8.3%
Auto Manufacturers	3,258,659	2.3
Banks	34,597,532	24.6
Beverages	1,256,842	0.9
Diversified Financial Services	6,260,620	4.4
Food	19,587,433	13.9
Healthcare-Services	1,326,929	0.9
Household Products/Wares	6,475,356	4.6
Insurance	3,597,762	2.6
Lodging	3,026,766	2.2
Miscellaneous Manufacturing	2,072,746	1.5
Pharmaceuticals	12,049,447	8.6
Retail	23,348,818	16.6
Transportation	1,907,709	1.4
Water	2,275,658	1.6

Total Common Stocks	132,757,663	94.4
Common Stock Units	2,165,484	1.6
Participation Notes	3,702,699	2.6
Collateral Investment for Securities on Loan	2,180,488	1.5
Mutual Funds	4,330,990	3.1

Total Investments	145,137,324	103.2
Other Assets and Liabilities	(4,514,265)	(3.2)

Total Net Assets	$140,623,059	100.0%

TCH Emerging Markets Bond Fund

Description	Principal Amount	Value
Corporate Bonds & Notes — 57.8%

Azerbaijan — 1.6%
International Bank of Azerbaijan, 5.625%, 6/11/2019	$200,000	$200,914

Bermuda — 1.6%
Ooredoo International Finance, Ltd., 3.750%, 6/22/2026 (6)	200,000	199,654

British Virgin Islands — 3.6%
China Cinda Finance 2014, Ltd., 5.625%, 5/14/2024 (6)	200,000	219,906
Sinopec Group Overseas Development 2015, Ltd., 3.250%, 4/28/2025 (6)	250,000	244,583

		464,489

Canada — 0.4%
Kinross Gold Corp., 5.125%, 9/1/2021 (1)	50,000	52,875

Cayman Islands — 2.7%
Batelco International Finance No. 1, Ltd., 4.250%, 5/1/2020	200,000	202,160
Odebrecht Finance, Ltd., 7.125%, 6/26/2042 (6)	200,000	93,000
Vale Overseas, Ltd., 4.375%, 1/11/2022	50,000	51,850

		347,010

Chile — 1.6%
Empresa de Transporte de Pasajeros Metro SA, 5.000%, 1/25/2047 (1)(6)	200,000	207,800

(See Notes which are an integral part of the Financial Statements)

BMO Funds

TCH Emerging Markets Bond Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Colombia — 3.1%
Colombia Telecomunicaciones SA ESP, 5.375%, 9/27/2022	$200,000	$199,000
Ecopetrol SA, 5.375%, 6/26/2026	200,000	205,760

		404,760

Costa Rica — 3.2%
Banco de Costa Rica, 5.250%, 8/12/2018 (6)	200,000	203,158
Banco Nacional de Costa Rica, 6.250%, 11/1/2023	200,000	207,246

		410,404

Georgia — 2.1%
Georgian Railway JSC, 7.750%, 7/11/2022 (6)	250,000	276,188

Hungary — 1.6%
Magyar Export-Import Bank Zrt, 4.000%, 1/30/2020 (6)	200,000	205,670

Indonesia — 3.2%
Pelabuhan Indonesia II PT, 4.250%, 5/5/2025 (1)(6)	200,000	200,076
Perusahaan Gas Negara Persero Tbk PT, 5.125%, 5/16/2024 (6)	200,000	211,506

		411,582

Kazakstan — 1.6%
Eurasian Development Bank, 4.767%, 9/20/2022 (6)	200,000	208,800

Luxembourg — 1.7%
Gazprom Neft OAO Via GPN Capital SA, 6.000%, 11/27/2023 (1)(6)	200,000	216,658

Mexico — 9.9%
Alfa SAB de CV, 6.875%, 3/25/2044 (1)(6)	200,000	201,000
America Movil SAB de CV, 6.450%, 12/5/2022 (1)(7)	2,000,000	93,363
Comision Federal de Electricidad, 4.750%, 2/23/2027 (6)	300,000	295,950
Nemak SAB de CV, 5.500%, 2/28/2023 (6)	250,000	256,250
Petroleos Mexicanos:
6.375%, 2/4/2021	150,000	163,275
5.625%, 1/23/2046	300,000	261,765

		1,271,603

Morocco — 3.2%
OCP SA:
4.500%, 10/22/2025 (6)	200,000	196,352
6.875%, 4/25/2044 (6)	200,000	213,933

		410,285

Netherlands — 3.3%
Kazakhstan Temir Zholy Finance BV, 6.950%, 7/10/2042 (6)	200,000	213,316
Marfrig Holdings Europe BV, 8.000%, 6/8/2023 (6)	200,000	210,268

		423,584

Peru — 1.7%
Corp Financiera de Desarrollo SA, 4.750%, 7/15/2025 (6)	200,000	212,900

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Turkey — 7.8%
Coca-Cola Icecek AS, 4.750%, 10/1/2018 (6)	$200,000	$206,253
TC Ziraat Bankasi AS, 4.250%, 7/3/2019 (6)	200,000	199,626
Turk Telekomunikasyon AS, 4.875%, 6/19/2024 (6)	200,000	192,961
Turkiye Garanti Bankasi AS, 4.000%, 9/13/2017	200,000	201,561
Turkiye Is Bankasi AS, 3.875%, 11/7/2017 (1)(6)	200,000	201,557

		1,001,958

United Kingdom — 2.0%
Standard Chartered PLC, 3.950%, 1/11/2023 (1)(6)	250,000	252,257

United States — 1.9%
CNOOC Finance 2015 USA LLC, 3.500%, 5/5/2025	250,000	248,505

Total Corporate Bonds & Notes (identified cost $7,417,839)		7,427,896

International Bonds — 37.8%

Argentina — 4.5%
Argentine Republic Government International Bond:
5.625%, 1/26/2022 (6)	200,000	202,250
6.250%, 4/22/2019 (6)	200,000	211,800
6.875%, 4/22/2021 (6)	150,000	160,425

		574,475

Armenia — 2.9%
Republic of Armenia, 6.000%, 9/30/2020 (1)(6)	362,000	378,116

Bahamas — 1.6%
Bahamas Government International Bond, 5.750%, 1/16/2024	200,000	199,000

Bahrain — 1.4%
Bahrain Government International Bond, 6.000%, 9/19/2044 (6)	200,000	174,250

Brazil — 1.7%
Brazilian Government International Bond, 6.000%, 4/7/2026 (1)	200,000	217,000

Colombia — 1.6%
Colombia Government International Bond, 5.000%, 6/15/2045	200,000	199,800

Croatia — 1.7%
Croatia Government International Bond, 5.500%, 4/4/2023 (6)	200,000	215,275

Dominican Republic — 0.8%
Dominican Republic International Bond, 5.875%, 4/18/2024 (6)	100,000	104,833

Ethiopia — 1.5%
Federal Democratic Republic of Ethiopia, 6.625%, 12/11/2024 (6)	200,000	189,815

Hungary — 2.0%
Hungary Government International Bond, 4.000%, 3/25/2019	250,000	259,477

Indonesia — 4.0%
Perusahaan Penerbit SBSN Indonesia II, 4.000%, 11/21/2018 (6)	250,000	259,675

(See Notes which are an integral part of the Financial Statements)

February 28, 2017 (Unaudited)

Schedules of Investments

TCH Emerging Markets Bond Fund (continued)

Description	Shares or Principal Amount	Value
International Bonds (continued)

Indonesia (continued)
Perusahaan Penerbit SBSN Indonesia III, 3.300%, 11/21/2022	$250,000	$251,875

		511,550

Oman — 1.5%
Oman Government International Bond, 4.750%, 6/15/2026 (1)(6)	200,000	196,420

Paraguay — 1.6%
Republic of Paraguay, 6.100%, 8/11/2044 (6)	200,000	208,000

Rwanda — 1.6%
Rwanda International Government Bond, 6.625%, 5/2/2023 (6)	200,000	203,095

Saudi Arabia — 1.5%
Saudi Government International Bond, 4.500%, 10/26/2046 (6)	200,000	196,605

South Africa — 1.6%
ZAR Sovereign Capital Fund Propriety, Ltd., 3.903%, 6/24/2020 (6)	200,000	205,748

Sri Lanka — 1.6%
Sri Lanka Government International Bond, 6.000%, 1/14/2019 (6)	200,000	209,172

Turkey — 3.1%
Export Credit Bank of Turkey, 5.000%, 9/23/2021 (6)	200,000	198,166
Turkey Government International Bond, 6.000%, 3/25/2027	200,000	205,119

		403,285

Vietnam — 1.6%
Vietnam Government International Bond, 4.800%, 11/19/2024 (6)	200,000	204,099

Total International Bonds (identified cost $4,788,017)		4,850,015

Short-Term Investments — 17.2%

Collateral Investment for Securities on Loan — 14.3%
State Street Navigator Securities Lending Government Money Market Portfolio Fund, 0.502% (3)	1,836,930	1,836,930

Mutual Funds — 2.9%
State Street Institutional Liquid Reserves Fund — Premier Class, 0.760%	378,755	378,755

Total Short-Term Investments (identified cost $2,215,716)		2,215,685

Total Investments — 112.8% (identified cost $14,421,572)		14,493,596
Other Assets and Liabilities — (12.8)%		(1,646,147)

Total Net Assets — 100.0%		$12,847,449

Industry Allocation
Industry	Value	% of Total Net Assets
Auto Parts & Equipment	$256,250	2.0%
Banks	1,679,219	13.1
Beverages	206,253	1.6
Chemicals	410,285	3.2
Diversified Financial Services	219,906	1.7
Electric	295,950	2.3
Engineering & Construction	93,000	0.7
Food	210,268	1.6
Gas	211,506	1.7
Holding Companies-Diversified	201,000	1.6
Iron/Steel	51,850	0.4
Mining	52,875	0.4
Multi-National	208,800	1.6
Oil & Gas	1,340,546	10.4
Sovereign	205,670	1.6
Telecommunications	887,138	6.9
Transportation	897,380	7.0

Total Corporate Bonds & Notes	7,427,896	57.8
International Bonds	4,850,015	37.8
Collateral Investment for Securities on Loan	1,836,930	14.3
Mutual Funds	378,755	2.9

Total Investments	14,493,596	112.8
Other Assets and Liabilities	(1,646,147)	(12.8)

Total Net Assets	$12,847,449	100.0%

Alternative Strategies Fund

Description	Principal Amount	Value
Bank Loans Purchased Long — 6.8%

Canada — 0.4%
Concordia International Corp., 0.000%, 10/21/2021 (8)(9)	$27,000	$22,210
Valeant Pharmaceuticals International, Inc., 5.530%, 4/1/2022 (8)(9)	420,832	424,141

		446,351

Cayman Islands — 0.9%
Offshore Group Investment, Ltd., 7.498%, 12/31/2019 (8)	992,481	983,797

Luxembourg — 0.0%
Pacific Drilling SA, 4.500%, 6/4/2018 (8)	44,777	20,613

United States — 5.5%
21st Century Oncology Holdings, Inc., 7.125%, 4/30/2022 (8)(10)	130,642	122,150
Affinion Group, Inc., 6.750%, 4/30/2018 (8)	515,350	515,270
Air Newco LLC, 6.557%, 1/31/2022 (8)	196,500	189,622
American Bath Group LLC:
0.500%, 9/30/2023	12,358	12,494
6.250%, 9/30/2023	118,642	119,939
AMF Bowling Centers, Inc.:
6.000%, 2/16/2024	60,000	61,475
11.000%, 8/17/2023 (8)	193,515	194,604
Asurion LLC, 8.500%, 3/3/2021 (8)	277,000	281,501
Centurylink, Inc., 0.000%, 2/17/2018 (9)	300,000	298,500

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Alternative Strategies Fund (continued)

Description	Principal Amount	Value
Bank Loans Purchased Long (continued)

United States (continued)
CGG Holding US, Inc., 6.500%, 5/15/2019 (8)	$108,647	$105,550
Cheddars Scratch Kitchen, 4.277%, 12/20/2023	174,000	173,565
Chief Power Finance LLC, 5.750%, 12/31/2020 (8)(9)	53,000	43,107
Confie Seguros Holding II Co.:
5.750%, 4/19/2022 (8)	177,000	178,383
10.250%, 5/8/2019 (8)	132,000	131,560
Cortes NP Intermediate Holding II Corp., 6.039%, 11/30/2023 (8)	181,922	183,665
Crosby U.S. Acquisition Corp., 4.052%, 11/23/2020 (8)	14,961	13,811
Cunningham Lindsey US, Inc., 5.000%, 12/10/2019 (8)	315,077	278,843
Del Monte Foods, Inc., 4.307%, 2/18/2021 (8)	15,959	14,648
Duff & Phelps Corp., 9.500%, 4/23/2021 (8)	51,750	52,138
Eastman Kodak Co., 7.250%, 9/3/2019 (8)	64,468	64,811
Electro Rent Corp., 0.000%, 1/19/2024 (9)	141,000	143,996
Everi Payments, Inc., 6.304%, 12/18/2020 (8)	34,628	34,758
EVO Payments International, 6.000%, 12/22/2023	109,000	110,567
Genesys Telecommunications Laboratories, Inc., 5.025%, 12/1/2023 (8)	46,000	46,649
Global Eagle Entertainment, Inc., 7.000%, 1/6/2023 (8)	189,000	189,316
Global Tel*Link Corp., 9.000%, 11/23/2020 (8)	71,000	69,509
Gulf Finance LLC, 6.250%, 8/25/2023 (8)	107,730	109,705
Harbortouch Payments LLC, 5.750%, 10/11/2023	144,000	145,081
Highland Acquisitions Holdings LLC, 6.500%, 11/30/2022	198,000	196,020
Informations Resources, Inc., 5.250%, 1/18/2024	59,000	59,858
Innovative XCessories & Services LLC, 5.750%, 11/29/2022 (8)	90,000	91,013
Invenergy Thermal Operating I LLC, 6.500%, 10/19/2022 (8)	17,397	16,875
Landslide Holdings, Inc., 5.250%, 1/20/2024	103,000	103,754
Lonestar Intermediate Super Holdings, LLC, 10.000%, 8/31/2021	93,000	97,417
Proampac PG Borrower LLC, 9.557%, 11/18/2024 (8)	122,000	124,592
Quorum Health Corp., 6.789%, 4/29/2022 (8)	179,922	179,810
Ramundensen Holdings LLC, 5.250%, 1/13/2024	33,000	33,413
Securus Technologies Holdings, Inc., 9.000%, 4/30/2021 (8)	70,000	69,764
Sirva Worldwide, Inc., 7.550%, 11/14/2022	100,000	98,104
Star West Generation LLC, 5.750%, 3/13/2020 (8)	348,452	318,834

Description	Shares or Principal Amount	Value
Bank Loans Purchased Long (continued)

United States (continued)
SunEdison, Inc.:
0.000%, 7/17/2017 (9)	$73,721	$38,704
1.018%, 7/7/2017	79,220	47,037
11.750%, 4/21/2017 (9)	151,193	152,705
11.750%, 4/21/2017	186,000	187,395
12.750%, 7/2/2018 (10)(8)	44,000	14,153
Travel Leaders Group LLC, 6.028%, 1/25/2024	17,000	17,266
Vistra Operations Co. LLC:
3.531%, 8/4/2023 (8)	2,786	2,802
3.531%, 8/4/2023 (8)	12,214	12,288

		5,747,021

Total Bank Loans Purchased Long (identified cost $6,891,086)		7,197,782

Common Stocks Purchased Long — 50.5%

Bermuda — 0.4%
Axalta Coating Systems, Ltd. (2)(11)	14,870	432,866
Syncora Holdings, Ltd. (2)	9,496	22,315

		455,181

Canada — 0.5%
BlackBerry, Ltd. (2)	36,515	254,145
Methanex Corp.	5,115	260,865

		515,010

Cayman Islands — 0.8%
Baidu, Inc., ADR (2)	278	48,408
Ctrip.com International, Ltd., ADR (2)	6,572	311,776
Pace Holdings Corp. (2)	43,610	483,635

		843,819

France — 0.0%
Ste Industrielle d’Aviation Latecoere SA (2)	2,978	13,061

Ireland — 1.9%
Allergan PLC (11)	4,002	979,770
Johnson Controls International PLC (11)	15,445	647,763
Pentair PLC	6,140	356,488

		1,984,021

Liberia — 0.1%
Royal Caribbean Cruises, Ltd.	1,244	119,549

Marshall Islands — 0.0%
Navios Maritime Partners LP (2)	330	576

Netherlands — 0.9%
Constellium NV (2)	27,774	226,358
NXP Semiconductors (2)(11)	7,115	731,493

		957,851

Singapore — 0.6%
Broadcom, Ltd.	2,159	455,398
Flex, Ltd. (2)	10,760	177,432

		632,830

Switzerland — 0.4%
Nestle SA ADR	6,125	451,351

United Kingdom — 1.5%
Nielsen Holdings PLC (11)	16,260	721,293
STERIS PLC	4,620	324,001
TechnipFMC PLC (2)	14,594	471,678

		1,516,972

(See Notes which are an integral part of the Financial Statements)

February 28, 2017 (Unaudited)

Schedules of Investments

Alternative Strategies Fund (continued)

Description	Shares	Value
Common Stocks Purchased Long (continued)

United States — 43.4%
Abbott Laboratories	6,924	$312,134
Activision Blizzard, Inc.	1,615	72,885
AdvancePierre Foods Holdings, Inc.	3,360	97,306
Aetna, Inc. (11)	5,560	715,906
Air Products & Chemicals, Inc.	2,575	361,710
Alere, Inc. (2)(11)	14,700	563,010
Allegheny Technologies, Inc. (11)	13,935	267,691
Allscripts Healthcare Solutions, Inc. (2)	15,450	188,181
Ally Financial, Inc.	15,800	355,342
Alphabet, Inc., Class A (2)	371	313,469
Alphabet, Inc., Class C (2)(11)	817	672,563
Anadarko Petroleum Corp. (11)	8,907	575,838
AquaBounty Technologies, Inc. (2)	18	256
Armstrong World Industries, Inc. (2)	8,520	391,920
Artec Group, Inc.	3,308	51,274
Atmos Energy Corp.	3,570	279,495
AutoZone, Inc. (2)(11)	806	593,659
Bioverativ, Inc. (2)	5,130	267,170
Black Hills Corp. (11)	7,465	484,329
Bloomin’ Brands, Inc.	9,920	169,533
C&J Energy Services, Inc. (2)	1,264	50,560
Casey’s General Stores, Inc.	3,100	355,198
CBS Corp., Class B (11)	8,580	565,594
CDK Global, Inc.	5,865	389,612
Charter Communications, Inc., Class A (2)	2,025	654,196
Cognizant Technology Solutions Corp., Class A (2)	9,088	538,646
Comcast Corp., Class A (11)	13,032	487,657
Concho Resources, Inc. (2)(11)	5,638	746,753
Continental Resources, Inc. (2)	1,400	63,280
CST Brands, Inc. (11)	2,220	106,849
CSX Corp.	13,602	660,513
DCP Midstream LP, Class A	19,590	767,928
Deckers Outdoor Corp. (2)	7,210	380,904
Devon Energy Corp.	10,730	465,253
DISH Network Corp., Class A (2)(11)	4,195	260,090
Dollar General Corp.	4,910	358,528
Dover Corp.	4,480	358,848
Dun & Bradstreet Corp.	3,930	414,772
Dynegy, Inc. (2)(11)	11,390	91,576
Eagle Pharmaceuticals, Inc. (2)(11)	8,265	633,843
EnPro Industries, Inc. (11)	4,497	293,564
Everi Holdings, Inc. (2)	43,892	142,649
FedEx Corp. (11)	3,330	642,623
Fiesta Restaurant Group, Inc. (2)	6,710	133,193
Forterra, Inc. (2)(11)	15,724	311,807
GCP Applied Technologies, Inc. (2)(11)	19,495	513,693
General Dynamics Corp. (11)	3,065	581,768
Global Eagle Entertainment, Inc. (2)	2,882	12,623
Gray Television, Inc. (2)(11)	17,808	242,189
Halliburton Co. (11)	17,881	955,918
Halozyme Therapeutics, Inc. (2)(11)	69,555	891,695
Harris Corp. (11)	3,360	369,264
HD Supply Holdings, Inc. (2)	8,070	347,010
Hewlett Packard Enterprise Co.	14,600	333,172
Hilton Worldwide Holdings, Inc.	8,505	486,486
Hornbeck Offshore Services, Inc. (2)	10,270	46,112
HP, Inc.	66,685	1,158,318
Intel Corp.	6,543	236,857
Intrexon Corp. (2)(11)	11,730	261,110
Keryx Biopharmaceuticals, Inc. (2)	18,830	94,715

Description	Shares	Value
Common Stocks Purchased Long (continued)

United States (continued)
Kinder Morgan, Inc. (11)	14,660	$312,405
KLX, Inc. (2)	5,550	279,387
Kraft Heinz Co.	1,935	177,072
Las Vegas Sands Corp. (11)	5,280	279,576
Liberty Media Corp.-Liberty SiriusXM (2)	940	36,594
Loral Space & Communications, Inc. (2)(11)	5,711	233,580
Louisiana-Pacific Corp. (2)	12,850	303,003
Lowe’s Cos., Inc. (11)	9,317	692,905
Macquarie Infrastructure Corp. (11)	4,990	383,931
Marathon Petroleum Corp. (11)	11,885	589,496
Mead Johnson Nutrition Co.	5,613	492,765
Medicines Co. (2)	6,800	356,456
Microchip Technology, Inc.	8,165	592,126
Microsoft Corp.	6,502	415,998
Midstates Petroleum Co., Inc. (2)	3,263	65,032
Mohawk Industries, Inc. (2)	1,615	365,571
Molson Coors Brewing Co., Class B (11)	5,056	507,572
Mondelez International, Inc.	5,690	249,905
Monsanto Co.	2,115	240,750
New York REIT, Inc.	21,195	208,559
Nexstar Media Group, Inc., Class A (11)	3,266	225,191
NextEra Energy, Inc. (11)	4,550	596,050
Norfolk Southern Corp. (11)	5,520	668,086
Olin Corp. (11)	11,620	361,150
Orbital ATK, Inc.	3,180	293,896
Owens Corning	6,630	387,789
Palo Alto Networks, Inc. (2)	1,175	178,482
Pinnacle Entertainment, Inc. (2)	6,191	107,476
Pioneer Natural Resources Co. (11)	3,202	595,476
Plains GP Holdings LP, Class A	630	20,708
Post Holdings, Inc. (2)(11)	5,145	421,221
PPG Industries, Inc.	2,780	284,755
PTC, Inc. (2)	5,490	295,856
PVH Corp.	4,480	410,368
Quorum Health Corp. (2)(11)	5,858	50,086
Reynolds American, Inc. (11)	12,862	791,913
Rockwell Automation, Inc. (11)	2,810	424,591
S&P Global, Inc.	2,650	343,095
Sealed Air Corp. (11)	12,630	587,042
SemGroup Corp., Class A (11)	20,049	704,722
Sirius XM Holdings, Inc. (11)	20,965	106,712
SS&C Technologies Holdings, Inc.	6,365	222,902
Symantec Corp.	8,626	246,445
Total System Services, Inc. (11)	9,965	542,893
Twitter, Inc. (2)	11,135	175,599
Tyson Foods, Inc., Class A (11)	4,755	297,473
Univar, Inc. (2)(11)	17,685	569,457
Vail Resorts, Inc.	2,220	402,220
Verizon Communications, Inc. (11)	21,592	1,071,611
Versum Materials, Inc. (2)	5,660	171,555
Visteon Corp. (2)	4,480	415,162
Vulcan Materials Co.	1,635	197,197
Western Digital Corp. (11)	9,810	754,193
WR Grace & Co. (11)	13,030	923,045
Wyndham Worldwide Corp. (11)	6,690	556,876
Yahoo!, Inc. (2)(11)	15,370	701,794
Zimmer Biomet Holdings, Inc. (11)	4,560	533,885
ZIOPHARM Oncology, Inc. (2)	23,390	148,526

		45,707,218

Total Common Stocks Purchased Long (identified cost $47,591,544)		53,197,439

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Alternative Strategies Fund (continued)

Description	Principal Amount	Value
Convertible Bonds Purchased Long — 0.9%

United States — 0.9%
Ascent Capital Group, Inc., 4.000%, 7/15/2020	$165,000	$128,081
Cobalt International Energy, Inc., 3.125%, 5/15/2024	156,000	34,905
DISH Network Corp., 3.375%, 8/15/2026 (6)	358,000	432,733
Hornbeck Offshore Services, Inc., 1.500%, 9/1/2019	21,000	14,923
SunEdison, Inc., 5.000%, 7/2/2018 (6)(10)	149,000	41,720
Twitter, Inc., 0.250%, 9/15/2019	208,000	195,650
Walter Investment Management Corp., 4.500%, 11/1/2019	141,000	97,290

Total Convertible Bonds Purchased Long (identified cost $934,362)		945,302

Corporate Bonds & Notes Purchased Long — 3.6%

Canada — 0.1%
Niska Gas Storage, Ltd., 6.500%, 4/1/2019	75,000	75,750

Hong Kong — 0.1%
Hongkong & Shanghai Banking Corp., Ltd., 1.035%, 7/29/2049	80,000	67,400

Ireland — 0.1%
Endo, Ltd., 6.000%, 2/1/2025 (6)	248,000	222,890

United Kingdom — 0.1%
HSBC Bank PLC, 1.500%, 9/30/2049	70,000	59,339

United States — 3.2%
Ambac Assurance Corp., 5.100%, 6/7/2020 (6)	199,934	249,418
APX Group, Inc.:
7.875%, 12/1/2022	17,000	18,488
7.875%, 12/1/2022 (6)	63,000	68,512
BI-LO LLC, 9.250%, 2/15/2019 (6)	63,000	53,392
Cenveo Corp., 6.000%, 8/1/2019 (6)	579,000	495,045
Cobalt International Energy, Inc.:
7.750%, 12/1/2023 (6)	137,000	69,870
10.750%, 12/1/2021 (6)	337,000	318,465
Corporate Risk Holdings LLC, 9.500%, 7/1/2019 (6)	516,000	544,380
Exide Technologies, 11.000%, 4/30/2020	16,000	12,400
Flagstar Bancorp, Inc., 6.125%, 7/15/2021	86,000	91,992
GenOn Energy, Inc.:
9.500%, 10/15/2018	150,000	114,375
9.875%, 10/15/2020	332,000	245,680
Gogo Intermediate Holdings LLC, 12.500%, 7/1/2022 (6)	161,000	177,905
Goodman Networks, Inc., 12.125%, 7/1/2018	380,000	157,700
LBI Media, Inc., 10.000%, 4/15/2019 (6)	150,000	150,750
Midstates Petroleum Co., Inc., 10.000%, 6/1/2020 (10)	72,000	0
Netflix, Inc., 4.375%, 11/15/2026 (6)	192,000	190,560
Rose Rock Midstream LP, 5.625%, 7/15/2022	470,215	464,337

Description	Principal Amount, Units or Contracts	Value
Corporate Bonds & Notes Purchased Long (continued)

United States (continued)
Syncora Guarantee, Inc.:
6.000%, 9/30/2017 (2)(12)	$10,900	$8,557
5.000%, 9/30/2017 (2)(12)	2,555	2,236

		3,434,062

Total Corporate Bonds & Notes Purchased Long (identified cost $3,683,418)		3,859,441

Limited Partnership Units Purchased Long — 0.9%

United States — 0.9%
Calumet Specialty Products Partners LP (2)	7,133	28,175
CrossAmerica Partners LP	25,495	676,382
Plains All American Pipeline LP	6,655	213,493

Total Limited Partnership Units Purchased Long (identified cost $838,660)		918,050

Purchased Call Options — 0.2%

United States — 0.2%
Kraft Heinz Co., Exercise Price: $95.00, 3/17/2017 (2)	23	759
Perrigo Co. PLC, Exercise Price: $50.00, 1/19/2018 (2)	58	153,700
S&P 500 Index:
Exercise Price: $2,345.00, 3/17/2017 (2)	7	22,855
Exercise Price: $2,320.00, 3/17/2017 (2)	1	5,135
Tenet Healthcare Corp., Exercise Price: $20.00, 3/17/2017 (2)	165	10,725

Total Purchased Call Options (identified cost $241,903)		193,174

Purchased Put Options — 0.1%

United States — 0.1%
Amphenol Corp., Exercise Price: $70.00, 7/21/2017 (2)	33	11,550
Equinix, Inc., Exercise Price: $370.00, 6/16/2017 (2)	3	4,485
Infosys, Ltd., Exercise Price: $14.00, 4/21/2017 (2)	194	4,268
iShares Russell 2000 ETF:
Exercise Price: $126.00, 3/31/2017 (2)	23	897
Exercise Price: $130.00, 6/30/2017 (2)	122	40,748
Exercise Price: $123.00, 6/30/2017 (2)	23	4,715

Total Purchased Put Options (identified cost $85,971)		66,663

U.S. Government & U.S. Government Agency Obligations Purchased Long — 0.1%

U.S. Treasury Bonds & Notes — 0.1%
United States Treasury Bond, 2.000%, 11/15/2026 (11)	$61,000	59,034
United States Treasury Bond, 2.250%, 8/15/2046	27,000	23,093

Total U.S. Government & U.S. Government Agency Obligations Purchased Long (identified cost $82,040)		82,127

(See Notes which are an integral part of the Financial Statements)

February 28, 2017 (Unaudited)

Schedules of Investments

Alternative Strategies Fund (continued)

Description	Shares or Principal Amount	Value
Short-Term Investments — 39.5%

Mutual Funds — 27.6%
State Street Institutional Liquid Reserves Fund — Premier Class, 0.760%	29,066,262	$29,066,262

U.S. Treasury Bills — 11.9%
United States Treasury Bill, 0.480%, 3/9/207 (11)(13)	$12,500,000	12,498,850

Total Short-Term Investments (identified cost $41,565,398)		41,565,112

Total Investments — 102.6% (identified cost $101,914,382)		108,025,090
Other Assets and Liabilities — 26.0%		27,378,631
Securities Sold Short & Written Options (see below) — (28.6)%		(30,093,253)

Total Net Assets — 100.0%		$105,310,468

Securities Sold Short & Written Options — (28.6)%

Common Stocks Sold Short — (22.7)%

Belgium — (0.1)%
UCB SA	(1,518)	$(108,085)

Bermuda — (0.4)%
Axis Capital Holdings, Ltd.	(2,800)	(194,040)
Everest Re Group, Ltd.	(815)	(191,639)

		(385,679)

Canada — (0.4)%
Canadian Western Bank	(3,860)	(85,471)
Genworth MI Canada, Inc.	(1,810)	(51,702)
Home Capital Group, Inc.	(7,540)	(150,210)
National Bank of Canada	(2,230)	(95,164)

		(382,547)

Germany — (0.2)%
Deutsche Lufthansa AG	(12,770)	(187,100)

India — (0.5)%
Infosys, Ltd., ADR	(38,570)	(583,950)

Japan — (0.4)%
Toyota Motor Corp. ADR	(3,725)	(421,484)

Luxembourg — (0.1)%
SES SA	(4,288)	(87,515)

Netherlands — (0.6)%
Schlumberger, Ltd.	(8,176)	(657,023)

Switzerland — (0.3)%
Roche Holding AG	(1,129)	(275,070)

United Kingdom — (0.7)%
British American Tobacco PLC ADR	(6,764)	(431,814)
LivaNova PLC (2)	(3,920)	(197,568)
Royal Mail PLC	(26,130)	(134,427)

		(763,809)

United States — (19.0)%
Abbott Laboratories	(6,924)	(312,134)
ABIOMED, Inc. (2)	(1,570)	(185,213)
Activision Blizzard, Inc.	(12,497)	(563,990)
Acuity Brands, Inc.	(875)	(184,887)
Adobe Systems, Inc. (2)	(2,266)	(268,158)

Description	Shares	Value
Securities Sold Short & Written Options (continued)

Common Stocks Sold Short (continued)

United States (continued)
Advanced Energy Industries, Inc. (2)	(2,940)	$(182,574)
American Electric Power Co., Inc.	(4,355)	(291,654)
Amphenol Corp., Class A	(6,522)	(451,388)
Apache Corp.	(5,722)	(300,920)
Autoliv, Inc.	(2,585)	(270,650)
Avnet, Inc.	(3,860)	(177,869)
Baker Hughes, Inc.	(4,979)	(300,134)
Best Buy Co., Inc.	(452)	(19,947)
BofI Holding, Inc. (2)	(7,005)	(220,938)
Brown-Forman Corp., Class B	(4,810)	(234,536)
Bruker Corp.	(5,840)	(141,036)
Charter Communications, Inc., Class A (2)	(2,025)	(654,197)
Chevron Corp.	(2,814)	(316,575)
Chico’s FAS, Inc.	(8,400)	(121,632)
Church & Dwight Co., Inc.	(3,330)	(165,967)
Consolidated Edison, Inc.	(3,790)	(291,982)
Constellation Brands, Inc., Class A	(907)	(144,041)
Corning, Inc.	(36,994)	(1,021,404)
Costco Wholesale Corp.	(811)	(143,693)
Darden Restaurants, Inc.	(2,475)	(184,833)
DCT Industrial Trust, Inc.	(1,985)	(94,962)
Digital Realty Trust, Inc.	(4,120)	(444,960)
Dillard’s, Inc., Class A	(1,809)	(98,627)
Duke Energy Corp.	(3,555)	(293,465)
Duke Realty Corp.	(5,580)	(143,071)
Electronic Arts, Inc. (2)	(6,154)	(532,321)
EOG Resources, Inc.	(4,692)	(455,077)
Equinix, Inc.	(756)	(284,309)
Exxon Mobil Corp.	(1,209)	(98,316)
First American Financial Corp.	(4,785)	(186,950)
Five Below, Inc. (2)	(4,660)	(179,643)
Flowserve Corp.	(3,760)	(174,652)
Foot Locker, Inc.	(289)	(21,869)
Fossil Group, Inc. (2)	(2,685)	(50,773)
Gap, Inc.	(2,081)	(51,650)
GATX Corp.	(2,980)	(173,078)
General Electric Co.	(8,309)	(247,691)
General Mills, Inc.	(4,479)	(270,397)
GNC Holdings, Inc., Class A	(1,784)	(14,807)
Goodyear Tire & Rubber Co.	(3,238)	(113,492)
Hasbro, Inc.	(1,095)	(106,073)
Hess Corp.	(2,859)	(147,067)
Hormel Foods Corp.	(13,938)	(491,315)
ICU Medical, Inc. (2)	(635)	(95,504)
International Business Machines Corp.	(4,566)	(821,058)
International Flavors & Fragrances, Inc.	(1,140)	(143,298)
J.C. Penney Co., Inc. (2)	(11,105)	(70,406)
Knight Transportation, Inc.	(2,850)	(93,195)
Kohl’s Corp.	(3,666)	(156,245)
Kraft Heinz Co.	(4,720)	(431,927)
L Brands, Inc.	(332)	(17,470)
Lam Research Corp.	(1,560)	(184,922)
Leggett & Platt, Inc.	(3,795)	(186,638)
Macy’s, Inc.	(675)	(22,423)
Marathon Oil Corp.	(17,535)	(280,560)
National Oilwell Varco, Inc.	(14,238)	(575,500)
Netflix, Inc. (2)	(810)	(115,125)
New Media Investment Group, Inc.	(9,481)	(146,292)
Noble Energy, Inc.	(640)	(23,302)
Nordstrom, Inc.	(2,355)	(109,884)
NVIDIA Corp.	(519)	(52,668)

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Alternative Strategies Fund (continued)

Description	Shares or Principal Amount	Value
Securities Sold Short & Written Options (continued)

Common Stocks Sold Short (continued)

United States (continued)
Occidental Petroleum Corp.	(8,499)	$(557,109)
Owens Corning	(3,280)	(191,847)
Park Hotels & Resorts, Inc.	(6,900)	(176,226)
Praxair, Inc.	(1,925)	(228,517)
Primerica, Inc.	(139)	(11,224)
Procter & Gamble Co.	(2,964)	(269,931)
Regal Beloit Corp.	(3,100)	(230,795)
Ryder System, Inc.	(2,420)	(184,283)
ServiceMaster Global Holdings, Inc. (2)	(7,335)	(292,153)
Southern Co.	(5,845)	(297,043)
Staples, Inc.	(2,211)	(19,877)
TerraForm Power, Inc., Class A (2)	(2,200)	(25,322)
TransDigm Group, Inc.	(545)	(138,539)
Triumph Group, Inc.	(6,110)	(169,858)
Union Pacific Corp.	(1,558)	(168,171)
United Technologies Corp.	(3,170)	(356,784)
Varex Imaging Corp. (2)	(3,850)	(134,350)
VF Corp.	(2,625)	(137,681)
WageWorks, Inc. (2)	(1,250)	(96,250)
Williams-Sonoma, Inc.	(405)	(19,679)
Wolverine World Wide, Inc.	(5,335)	(134,282)
Workday, Inc., Class A (2)	(8,030)	(665,928)
Worthington Industries, Inc.	(2,795)	(137,095)

		(19,994,278)

Total Common Stocks Sold Short (proceeds $(23,185,647))		(23,846,540)

Corporate Bonds & Notes Sold Short — (2.0)%

Canada — (0.3)%
Valeant Pharmaceuticals International, Inc., 6.750%, 8/15/2018 (6)	$(286,000)	(283,140)

United States — (1.7)%
APX Group, Inc., 8.750%, 12/1/2020	(80,000)	(83,200)
BlueLine Rental Finance Corp., 7.000%, 2/1/2019 (6)	(227,000)	(232,675)
Endo Finance LLC, 5.750%, 1/15/2022 (6)	(248,000)	(231,260)
Flowers Foods, Inc.:
4.375%, 4/1/2022	(165,000)	(174,678)
3.500%, 10/1/2026	(38,000)	(36,947)
Gap, Inc., 5.950%, 4/12/2021	(277,000)	(295,786)
Goodyear Tire & Rubber Co., 5.125%, 11/15/2023	(166,000)	(173,263)
Gray Television, Inc., 5.875%, 7/15/2026 (6)	(127,000)	(129,104)
Hertz Corp., 6.750%, 4/15/2019	(90,000)	(90,225)
International Lease Finance Corp., 5.875%, 8/15/2022	(194,000)	(219,430)
Macy’s Retail Holdings, Inc., 4.500%, 12/15/2034	(46,000)	(41,411)
Sungard Availability Services Capital, Inc., 8.750%, 4/1/2022 (6)	(54,000)	(37,935)
Wynn Las Vegas LLC, 5.500%, 3/1/2025 (6)	(36,000)	(36,900)

Description	Shares, Principal Amount or Contracts	Value
Securities Sold Short & Written Options (continued)

Corporate Bonds & Notes Sold Short (continued)

United States (continued)
XPO Logistics, Inc., 6.500%, 6/15/2022 (6)	$(32,000)	$(33,720)

		(1,816,534)

Total Corporate Bonds & Notes Sold Short (proceeds $(2,041,096))		(2,099,674)

Exchange Traded Funds Sold Short — (3.4)%

United States — (3.4)%
Alerian MLP	(7,220)	(92,849)
Consumer Discretionary Select Sector SPDR	(1,180)	(101,917)
Consumer Staples Select Sector SPDR	(9,960)	(548,796)
Energy Select Sector SPDR	(7,635)	(544,986)
Industrial Select Sector SPDR	(3,325)	(218,984)
iShares Nasdaq Biotechnology	(116)	(34,479)
iShares Russell 2000	(1,305)	(179,881)
iShares Russell 2000 Growth	(3,820)	(612,155)
iShares Russell 2000 Value	(1,265)	(151,281)
iShares Russell Mid-Cap	(1,385)	(260,602)
iShares Russell Mid-Cap Growth	(3,385)	(350,212)
iShares Russell Mid-Cap Value	(1,452)	(121,983)
SPDR S&P 500 Trust	(1,628)	(384,973)

Total Exchange Traded Funds Sold Short (proceeds $(3,390,419))		(3,603,098)

Written Call Options — (0.4)%

United States — (0.4)%
Allergan PLC:
Exercise Price: $240.00, 3/17/2017 (2)	(2)	(1,630)
Exercise Price: $245.00, 5/19/2017 (2)	(1)	(1,285)
Allscripts Healthcare Solution, Exercise Price: $12.00, 3/17/2017 (2)	(43)	(1,720)
Ally Financial, Inc.:
Exercise Price: $23.00, 3/17/2017 (2)	(8)	(200)
Exercise Price: $22.00, 3/17/2017 (2)	(21)	(1,575)
Exercise Price: $21.00, 3/17/2017 (2)	(21)	(3,360)
Bioverativ, Inc.:
Exercise Price: $50.00, 3/17/2017 (2)	(9)	(2,880)
Exercise Price: $50.00, 4/21/2017 (2)	(9)	(3,735)
Blackberry, Ltd., Exercise Price: $7.00, 3/17/2017 (2)	(64)	(1,024)
Eagle Pharmaceuticals, Inc.:
Exercise Price: $90.00, 3/17/2017 (2)	(5)	(115)
Exercise Price: $85.00, 3/17/2017 (2)	(6)	(480)
Exercise Price: $65.00, 3/17/2017 (2)	(4)	(4,600)
Exercise Price: $75.00, 3/17/2017 (2)	(11)	(4,620)
Exercise Price: $80.00, 3/17/2017 (2)	(3)	(603)
Exercise Price: $75.00, 6/16/2017 (2)	(8)	(6,840)

(See Notes which are an integral part of the Financial Statements)

February 28, 2017 (Unaudited)

Schedules of Investments

Alternative Strategies Fund (continued)

Description	Contracts	Value
Securities Sold Short & Written Options (continued)

Written Call Options (continued)

United States (continued)
Flex, Ltd., Exercise Price: $15.00, 3/17/2017 (2)	(21)	$(3,182)
Halozyme Therapeutics, Inc.:
Exercise Price: $13.00, 3/17/2017 (2)	(14)	(944)
Exercise Price: $14.00, 4/21/2017 (2)	(14)	(804)
HD Supply Holdings, Inc., Exercise Price: $42.50, 3/17/2017 (2)	(12)	(2,004)
Intrexon Corp., Exercise Price: $28.00, 4/21/2017 (2)	(18)	(540)
iShares Nasdaq Biotechnology:
Exercise Price: $295.00, 3/17/2017 (2)	(2)	(1,446)
Exercise Price: $290.00, 3/17/2017 (2)	(1)	(1,048)
iShares Russell 2000 ETF:
Exercise Price: $138.00, 3/17/2017 (2)	(13)	(2,431)
Exercise Price: $135.00, 3/17/2017 (2)	(13)	(4,979)
Keryx Biopharmaceuticals, Inc., Exercise Price: $5.00, 3/17/2017 (2)	(54)	(1,750)
Louisiana-Pacific Corp.:
Exercise Price: $24.00, 3/17/2017 (2)	(8)	(360)
Exercise Price: $23.00, 3/17/2017 (2)	(8)	(760)
Marathon Petroleum Corp., Exercise Price: $50.00, 3/17/2017 (2)	(9)	(1,260)
Olin Corp., Exercise Price: $29.00, 5/19/2017 (2)	(9)	(2,767)
Orbital ATK, Inc., Exercise Price: $90.00, 3/17/2017 (2)	(6)	(3,324)
Owens Corning, Exercise Price: $55.00, 3/17/2017 (2)	(7)	(2,590)
S&P 500 Index, Exercise Price: $2,375.00, 3/17/2017 (2)	(138)	(207,000)
Sealed Air Corp., Exercise Price: $47.00, 3/17/2017 (2)	(16)	(880)
SPDR S&P 500 ETF Trust, Exercise Price: $220.00, 4/21/2017 (2)	(78)	(131,586)
SS&C Technologies Holdings, Inc., Exercise Price: $35.00, 4/21/2017 (2)	(12)	(1,440)
Tyson Foods, Inc.:
Exercise Price: $63.00, 3/17/2017 (2)	(21)	(2,100)
Exercise Price: $63.50, 3/17/2017 (2)	(14)	(1,190)
Exercise Price: $62.50, 3/17/2017 (2)	(7)	(896)
Univar, Inc., Exercise Price: $30.00, 3/17/2017 (2)	(45)	(9,962)
Western Digital Corp.:
Exercise Price: $75.00, 3/17/2017 (2)	(17)	(5,474)
Exercise Price: $77.50, 4/21/2017 (2)	(1)	(315)
Exercise Price: $75.00, 4/21/2017 (2)	(4)	(1,784)
Exercise Price: $77.50, 7/21/2017 (2)	(2)	(1,230)

Description	Contracts	Value
Securities Sold Short & Written Options (continued)

Written Call Options (continued)

United States (continued)
Ziopharm Oncology, Inc., Exercise Price: $7.00, 3/17/2017 (2)	(42)	$(630)

Total Written Call Options (proceeds $(363,559))		(429,343)

Written Put Options — (0.1)%

United States — (0.1)%
iShares Russell 2000 ETF:
Exercise Price: $126.00, 3/31/2017 (2)	(23)	(897)
Exercise Price: $123.00, 6/30/2017 (2)	(23)	(4,715)
S&P 500 Index:
Exercise Price: $2,345.00, 3/17/2017 (2)	(7)	(10,101)
Exercise Price: $2,320.00, 3/17/2017 (2)	(1)	(905)
Exercise Price: $2,305.00, 3/17/2017 (2)	(138)	(97,980)

Total Written Put Options (proceeds $(191,040))		(114,598)

Total Securities Sold Short & Written Options (proceeds $(29,171,761))		$(30,093,253)

Industry Allocation
Industry	Value	% of Total Net Assets
Common Stocks Purchased Long
Aerospace/Defense	$1,537,376	1.5%
Agriculture	791,913	0.8
Apparel	380,904	0.4
Auto Parts & Equipment	415,162	0.4
Beverages	507,572	0.5
Biotechnology	1,925,214	1.8
Building Materials	2,239,479	2.1
Chemicals	4,119,846	3.9
Commercial Services	2,133,862	2.0
Computers	3,038,473	2.9
Distribution/Wholesale	347,010	0.3
Diversified Financial Services	406,616	0.4
Electric	1,171,955	1.1
Electronics	177,432	0.2
Entertainment	509,695	0.5
Food	1,597,022	1.5
Food Service	97,306	0.1
Gas	279,495	0.3
Healthcare-Products	1,733,029	1.6
Healthcare-Services	765,992	0.7
Holding Companies-Diversified	483,635	0.5
Insurance	22,316	0.0
Internet	2,661,159	2.5
Iron/Steel	267,691	0.3
Leisure Time	119,548	0.1
Lodging	1,322,938	1.3
Machinery-Diversified	424,591	0.4
Media	2,578,223	2.4
Mining	226,358	0.2
Miscellaneous Manufacturing	1,008,901	1.0
Oil & Gas	3,101,127	2.9
Oil & Gas Services	1,478,156	1.4
Packaging & Containers	587,042	0.6
Pharmaceuticals	2,201,093	2.1
Pipelines	1,805,763	1.7

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Industry Allocation (continued)
Industry	Value	% of Total Net Assets
Real Estate Investment Trusts	$208,559	0.2%
Retail	2,820,234	2.7
Semiconductors	2,015,873	1.9
Software	2,000,207	1.9
Telecommunications	1,305,191	1.2
Textiles	365,571	0.3
Transportation	2,017,910	1.9

Total Common Stocks Purchased Long	53,197,439	50.5
Bank Loans Purchased Long	7,197,782	6.8
Convertible Bonds Purchased Long	945,302	0.9
Corporate Bonds & Notes Purchased Long
Auto Parts & Equipment	12,400	0.0
Banks	126,739	0.1
Commercial Services	1,126,425	1.1
Electric	360,055	0.3
Food	53,393	0.1
Insurance	260,210	0.2
Internet	190,560	0.2
Media	150,750	0.1
Oil & Gas	388,335	0.4
Pharmaceuticals	222,890	0.2
Pipelines	540,087	0.5
Savings & Loans	91,992	0.1
Telecommunications	335,605	0.3

Total Corporate Bonds & Notes Purchased Long	3,859,441	3.6
Limited Partnership Units Purchased Long	918,050	0.9
Purchased Call Options	193,174	0.2
Purchased Put Options	66,663	0.1
U.S. Government & U.S. Government Agency Obligations Purchased Long	82,127	0.1
Short-Term Investments	41,565,112	39.5

Total Investments	108,025,090	102.6
Other Assets and Liabilities	27,378,631	26.0
Securities Sold Short & Written Options (see below)	(30,093,253)	(28.6)

Total Net Assets	$105,310,468	100.0%

Securities Sold Short & Written Options
Common Stocks Sold Short
Aerospace/Defense	$(665,181)	(0.6)%
Agriculture	(431,814)	(0.4)
Airlines	(187,100)	(0.2)
Apparel	(271,963)	(0.3)
Auto Manufacturers	(421,484)	(0.4)
Auto Parts & Equipment	(384,141)	(0.4)
Banks	(330,844)	(0.3)
Beverages	(378,576)	(0.4)
Building Materials	(191,847)	(0.2)
Chemicals	(371,815)	(0.4)
Commercial Services	(292,153)	(0.3)
Computers	(1,405,008)	(1.3)
Cosmetics/Personal Care	(269,931)	(0.3)
Distribution/Wholesale	(50,773)	(0.0)
Diversified Financial Services	(96,250)	(0.1)
Electric	(1,174,144)	(1.1)
Electrical Components & Equipment	(367,461)	(0.3)
Electronics	(1,650,661)	(1.6)
Energy-Alternate Sources	(25,322)	(0.0)
Food	(1,193,639)	(1.1)
Hand/Machine Tools	(230,795)	(0.2)
Healthcare-Products	(1,065,805)	(1.0)
Home Furnishings	(186,638)	(0.2)
Household Products/Wares	(165,967)	(0.2)
Insurance	(635,556)	(0.6)

Industry Allocation (continued)
Industry	Value	% of Total Net Assets
Internet	$(261,417)	(0.2	) %
Machinery-Diversified	(174,652)	(0.2)
Media	(654,196)	(0.6)
Metal Fabricate/Hardware	(137,095)	(0.1)
Miscellaneous Manufacturing	(247,691)	(0.2)
Oil & Gas	(2,178,927)	(2.1)
Oil & Gas Services	(1,532,657)	(1.5)
Pharmaceuticals	(383,155)	(0.4)
Real Estate Investment Trusts	(1,143,529)	(1.1)
Retail	(1,252,685)	(1.2)
Savings & Loans	(220,938)	(0.2)
Semiconductors	(237,591)	(0.2)
Software	(2,030,397)	(1.9)
Telecommunications	(87,515)	(0.1)
Toys/Games/Hobbies	(106,073)	(0.1)
Transportation	(580,076)	(0.5)
Trucking & Leasing	(173,078)	(0.2)

Total Common Stocks Sold Short	(23,846,540)	(22.7)
Corporate Bonds & Notes Sold Short
Auto Parts & Equipment	(173,262)	(0.2)
Commercial Services	(173,425)	(0.2)
Computers	(37,935)	(0.1)
Diversified Financial Services	(219,430)	(0.2)
Food	(211,626)	(0.2)
Lodging	(36,900)	(0.0)
Machinery-Construction & Mining	(232,675)	(0.2)
Media	(129,104)	(0.1)
Pharmaceuticals	(514,400)	(0.5)
Retail	(337,197)	(0.3)
Transportation	(33,720)	(0.0)

Total Corporate Bonds & Notes Sold Short	(2,099,674)	(2.0)
Exchange Traded Funds Sold Short	(3,603,098)	(3.4)
Written Call Options	(429,343)	(0.4)
Written Put Options	(114,598)	(0.1)

Total Securities Sold Short & Written Options	$(30,093,253)	(28.6)%

Global Long/Short Equity Fund

Description	Shares	Value
Common Stocks Purchased Long — 97.3%

Australia — 0.8%
Regis Resources, Ltd.	26,491	$68,650

Austria — 0.2%
RHI AG	732	17,429

Bermuda — 4.5%
Argo Group International Holdings, Ltd. (11)	1,768	118,368
Aspen Insurance Holdings, Ltd. (11)	3,291	184,460
BW LPG, Ltd. (6)	7,028	34,329
Everest Re Group, Ltd.	200	47,028
Maiden Holdings, Ltd.	1,236	19,096

		403,281

Canada — 7.2%
Celestica, Inc. (2)	3,204	42,335
Dream Global Real Estate Investment Trust	5,882	43,710
Genworth MI Canada, Inc. (1)(11)	6,051	172,847
George Weston, Ltd. (11)	1,869	156,618

(See Notes which are an integral part of the Financial Statements)

February 28, 2017 (Unaudited)

Schedules of Investments

Global Long/Short Equity Fund (continued)

Description	Shares	Value
Common Stocks Purchased Long (continued)

Canada (continued)
Just Energy Group, Inc.	3,521	$20,094
Lucara Diamond Corp.	11,680	23,831
Medical Facilities Corp. (1)	1,683	23,024
Parex Resources, Inc. (2)	4,488	53,456
Pure Industrial Real Estate Trust	9,540	42,952
SEMAFO, Inc. (2)	14,105	43,222
Transcontinental, Inc.	1,822	27,751

		649,840

Cayman Islands — 0.4%
China Dongxiang Group Co., Ltd.	170,000	32,192

China — 0.4%
China Machinery Engineering Corp., Class H	59,000	41,041

France — 1.5%
Boiron SA	593	54,222
IPSOS	1,048	33,730
Peugeot SA (2)	2,320	44,142

		132,094

Germany — 1.2%
Hamburger Hafen und Logistik AG	574	11,368
Software AG (11)	2,591	96,113

		107,481

Greece — 0.4%
JUMBO SA	2,682	37,932

Hungary — 0.9%
Richter Gedeon Nyrt	3,485	77,295

Ireland — 0.6%
Seagate Technology PLC	1,088	52,431

Israel — 1.6%
Bezeq — The Israeli Telecommunication Corp., Ltd.	80,252	143,268

Italy — 1.0%
Amplifon SpA	5,248	56,209
ASTM SpA	949	12,265
Societa Iniziative Autostradali e Servizi SpA	2,057	18,022

		86,496

Japan — 13.8%
ESPEC Corp.	1,400	17,608
Futaba Corp. (1)	2,200	39,772
Heiwado Co., Ltd. (11)	5,100	122,342
Kato Sangyo Co., Ltd.	800	21,185
Keihin Corp.	3,400	56,896
Mitsui Sugar Co., Ltd.	1,200	29,000
Monex Group, Inc.	19,000	49,891
Nippon Road Co., Ltd. (11)	4,000	17,233
Nippon Telegraph & Telephone Corp. (1	4,200	177,615
Nipro Corp.	6,700	86,654
Nissan Motor Co., Ltd.	7,500	73,835
Okinawa Electric Power Co., Inc.	800	18,465
Paramount Bed Holdings Co., Ltd.	2,600	98,011
Press Kogyo Co., Ltd.	6,300	31,964
Sankyo Co., Ltd.	2,000	70,764
Sapporo Holdings, Ltd. (11)	7,100	178,408
Shimachu Co., Ltd. (1)	2,400	60,905
Wakita & Co., Ltd.	3,200	29,338

Description	Shares	Value
Common Stocks Purchased Long (continued)

Japan (continued)
Warabeya Nichiyo Holdings Co., Ltd.	1,600	$35,833
Yorozu Corp.	1,400	22,244

		1,237,963

Jersey — 0.2%
Wizz Air Holdings PLC (2)(6)	912	18,910

Luxembourg — 2.4%
Orion Engineered Carbons SA	1,630	33,904
Ternium SA	2,559	67,864
Trinseo SA (11)	1,685	116,518

		218,286

Netherlands — 2.4%
BE Semiconductor Industries NV (11)	2,597	99,279
Boskalis Westminster (11)	3,165	115,343

		214,622

New Zealand — 0.9%
Air New Zealand, Ltd.	46,079	78,496

Norway — 0.4%
Austevoll Seafood ASA	4,031	35,581

Panama — 0.6%
Copa Holdings SA, Class A	538	57,292

Poland — 0.6%
Asseco Poland SA	4,073	56,101

Singapore — 1.3%
SATS, Ltd.	27,300	97,402
Yanlord Land Group, Ltd.	22,400	23,257

		120,659

South Korea — 1.3%
Samsung Electronics Co., Ltd.	67	113,884

Sweden — 0.5%
Mycronic AB (1)	3,918	43,297

United Kingdom — 4.0%
Debenhams PLC	31,817	21,181
DFS Furniture PLC	5,378	16,583
Go-Ahead Group PLC	1,452	35,494
Greggs PLC	3,030	36,770
Imperial Brands PLC (11)	2,122	99,873
QinetiQ Group PLC	15,784	54,272
WH Smith PLC (11)	4,365	91,644

		355,817

United States — 48.2%
American Axle & Manufacturing Holdings, Inc. (2)	1,301	25,786
Amkor Technology, Inc. (2)	4,696	46,115
ArcBest Corp. (11)	4,557	133,748
Avis Budget Group, Inc. (2)	993	34,338
Benchmark Electronics, Inc. (2)	2,453	76,288
Best Buy Co., Inc.	1,596	70,431
BioTelemetry, Inc. (2)(11)	5,319	135,369
Cabot Corp. (11)	2,441	141,529
Chemed Corp. (11)	721	128,735
Cooper Tire & Rubber Co. (11)	3,750	151,687
Cooper-Standard Holdings, Inc. (2)	750	84,000
Discover Financial Services (11)	1,596	113,539
DuPont Fabros Technology, Inc. (11)	2,894	149,012
Employers Holdings, Inc.	1,377	51,775
Ennis, Inc.	2,500	40,875
F5 Networks, Inc. (2)	330	47,279
GameStop Corp., Class A (1)	1,709	41,768
Great Plains Energy, Inc.	791	22,986
Highwoods Properties, Inc.	1,389	72,909

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Global Long/Short Equity Fund (continued)

Description	Shares	Value
Common Stocks Purchased Long (continued)

United States (continued)
Huntington Ingalls Industries, Inc. (11)	665	$145,303
ICU Medical, Inc. (2)	245	36,848
INC Research Holdings, Inc. (2)	1,171	51,114
Lear Corp. (11)	1,303	185,013
Magellan Health, Inc. (2)(11)	1,203	83,187
Masimo Corp. (2)(11)	2,221	200,690
Merit Medical Systems, Inc. (2)(11)	4,018	123,754
Molina Healthcare, Inc. (1)(2)	1,841	89,307
Natus Medical, Inc. (2)	1,187	43,949
Navigators Group, Inc.	1,104	60,775
NCR Corp. (2)	2,279	109,552
Nordstrom, Inc. (1)	2,407	112,311
OraSure Technologies, Inc. (2)	4,464	50,041
Owens Corning	1,703	99,608
PennyMac Financial Services, Inc., Class A (2)	2,249	40,145
PG&E Corp. (11)	2,534	169,144
PharMerica Corp. (2)	1,665	40,959
Photronics, Inc. (2)	3,483	37,268
PNM Resources, Inc. (11)	3,412	123,856
Quanta Services, Inc. (2)	2,221	82,888
Raymond James Financial, Inc.	1,300	102,128
Selective Insurance Group, Inc. (11)	2,520	111,636
Sykes Enterprises, Inc. (2)	2,275	61,926
Sysco Corp.	1,559	82,190
Tyson Foods, Inc., Class A	868	54,302
United Fire Group, Inc.	601	25,374
United Rentals, Inc. (2)(11)	1,284	164,391
Unum Group	734	35,841
Wabash National Corp. (11)	6,233	131,828
WellCare Health Plans, Inc. (2)(11)	730	103,076

		4,326,573

Total Common Stocks Purchased Long (identified cost $7,933,954)		8,726,911

Short-Term Investments — 37.3%

Collateral Investment for Securities on Loan — 4.9%
State Street Navigator Securities Lending Government Money Market Portfolio Fund, 0.261% (3)	439,108	439,108

Mutual Funds — 32.4%
State Street Institutional Liquid Reserves Fund — Premier Class, 0.760%	2,910,992	2,910,993

Total Short-Term Investments (identified cost $3,350,259)		3,350,101

Total Investments — 134.6% (identified cost $11,284,213)		12,077,012
Other Assets and Liabilities — (4.6)%		(411,586)
Securities Sold Short (see below) — (30.0)%		(2,694,760)

Total Net Assets — 100.0%		$8,970,666

Securities Sold Short — (30.0)%

Common Stocks Sold Short — (30.0)%

Australia — (1.0)%
Aconex, Ltd. (2)	(6,560)	(17,151)

Description	Shares	Value

Securities Sold Short (continued)

Common Stocks Sold Short (continued)

Australia (continued)
Mayne Pharma Group, Ltd. (2)	(45,094)	$(50,996)
Nanosonics, Ltd. (2)	(11,409)	(25,105)

		(93,252)

Belgium — (0.3)%
Tessenderlo Chemie NV (2)	(639)	(23,389)

Bermuda — (0.3)%
Esprit Holdings, Ltd. (2)	(30,300)	(28,688)

Canada — (1.0)%
Crew Energy, Inc. (2)	(10,568)	(43,443)
MEG Energy Corp. (2)	(9,405)	(50,275)

		(93,718)

Cayman Islands — (0.6)%
JD.com, Inc. (2)	(1,705)	(52,122)

Finland — (0.2)%
Caverion Corp.	(2,225)	(16,241)

France — (0.6)%
Television Francaise 1	(2,447)	(27,751)
Vallourec SA (2)	(4,982)	(27,335)

		(55,086)

Germany — (0.2)%
zooplus AG (2)	(135)	(19,300)

Japan — (3.5)%
ABC-Mart, Inc.	(400)	(24,104)
Don Quijote Holdings Co., Ltd.	(1,000)	(35,427)
Fuji Seal International, Inc.	(2,000)	(40,162)
Hoshizaki Corp.	(100)	(7,922)
Kose Corp.	(400)	(34,252)
Kura Corp.	(600)	(24,834)
M3, Inc.	(1,400)	(35,516)
MISUMI Group, Inc.	(3,400)	(59,408)
Pilot Corp.	(1,200)	(47,692)

		(309,317)

Netherlands — (0.7)%
TomTom NV (2)	(7,532)	(65,327)

Norway — (1.0)%
Schibsted ASA	(2,328)	(61,425)
XXL ASA (6)	(2,243)	(25,016)

		(86,441)

Singapore — (0.5)%
Sembcorp Industries, Ltd.	(18,200)	(41,558)

Spain — (0.6)%
Cellnex Telecom SA (6)	(2,611)	(39,320)
Inmobiliaria Colonial SA	(1,551)	(11,336)

		(50,656)

Sweden — (0.7)%
AAK AB	(496)	(33,079)
Wallenstam AB	(3,928)	(32,137)

		(65,216)

Switzerland — (0.1)%
Arbonia AG (2)	(752)	(12,579)

United Kingdom — (5.2)%
Associated British Foods PLC	(1,752)	(56,936)
Balfour Beatty PLC	(9,834)	(33,752)
Capital & Counties Properties PLC	(8,458)	(30,845)
Cobham PLC	(32,476)	(48,277)

(See Notes which are an integral part of the Financial Statements)

February 28, 2017 (Unaudited)

Schedules of Investments

Global Long/Short Equity Fund (continued)

Description	Shares	Value

Securities Sold Short (continued)

Common Stocks Sold Short (continued)

United Kingdom (continued)
Imagination Technologies Group PLC (2)	(15,946)	$(51,544)
Just Eat PLC (2)	(9,415)	(58,472)
Liberty Global PLC (2)	(969)	(34,593)
Royal Bank of Scotland Group PLC (2)	(24,376)	(71,927)
Serco Group PLC (2)	(30,120)	(44,027)
Sophos Group PLC (6)	(10,695)	(37,026)

		(467,399)

United States — (13.5)%
Acadia Realty Trust	(864)	(27,674)
Aerojet Rocketdyne Holdings, Inc. (2)	(1,408)	(27,301)
Aerovironment, Inc. (2)	(1,622)	(43,826)
Apartment Investment & Management Co., Class A	(1,954)	(90,920)
Benefitfocus, Inc. (2)	(1,648)	(43,754)
Brown-Forman Corp., Class B	(1,361)	(66,362)
Coeur Mining, Inc. (2)	(4,882)	(41,936)
Deltic Timber Corp.	(580)	(43,106)
Duke Realty Corp.	(2,953)	(75,715)
Eclipse Resources Corp. (2)	(17,995)	(38,869)
Education Realty Trust, Inc.	(1,602)	(67,524)
Financial Engines, Inc.	(846)	(37,478)
Five9, Inc. (2)	(3,101)	(49,337)
Guidewire Software, Inc. (2)	(823)	(44,969)
Interactive Brokers Group, Inc.	(2,332)	(85,608)
Macquarie Infrastructure Corp.	(1,112)	(85,557)
Netflix, Inc. (2)	(313)	(44,487)
PHH Corp. (2)	(6,029)	(76,086)
Rayonier, Inc.	(2,668)	(76,412)
Senior Housing Properties Trust	(2,039)	(41,799)
Splunk, Inc. (2)	(601)	(37,100)
Stryker Corp.	(534)	(68,651)

		(1,214,471)

Total Securities Sold Short (proceeds $(2,705,044))		$(2,694,760)

Industry Allocation
Industry	Value	% of Total Net Assets
Common Stocks Purchased Long
Advertising	$33,729	0.4%
Agriculture	99,873	1.1
Airlines	154,698	1.7
Auto Manufacturers	249,805	2.8
Auto Parts & Equipment	557,590	6.2
Beverages	178,408	2.0
Building Materials	99,608	1.1
Chemicals	175,433	2.0
Commercial Services	497,284	5.5
Computers	280,009	3.1
Distribution/Wholesale	29,338	0.3
Diversified Financial Services	255,812	2.9
Electric	334,451	3.7
Electronics	219,301	2.4
Engineering & Construction	271,020	3.0
Entertainment	70,764	0.8

Industry Allocation (continued)
Industry	Value	% of Total Net Assets
Food	$451,479	5.0%
Gas	20,094	0.2
Healthcare-Products	775,315	8.6
Healthcare-Services	427,329	4.8
Insurance	827,201	9.2
Internet	97,170	1.1
Iron/Steel	67,865	0.8
Mining	135,703	1.5
Miscellaneous Manufacturing	133,947	1.5
Oil & Gas	53,456	0.6
Pharmaceuticals	228,685	2.6
Real Estate	23,257	0.3
Real Estate Investment Trusts	308,583	3.4
Retail	607,288	6.8
Semiconductors	296,546	3.3
Shipbuilding	145,303	1.6
Software	96,113	1.1
Telecommunications	320,883	3.6
Transportation	203,571	2.3

Total Common Stocks Purchased Long	8,726,911	97.3
Collateral Investment for Securities on Loan	439,108	4.9
Mutual Funds	2,910,993	32.4

Total Investments	12,077,012	134.6
Other Assets and Liabilities	(411,586)	(4.6)
Securities Sold Short (see below)	(2,694,760)	(30.0)

Total Net Assets	$8,970,666	100.0%

Securities Sold Short
Aerospace/Defense	$(119,404)	(1.3)%
Banks	(71,927)	(0.8)
Beverages	(66,362)	(0.7)
Building Materials	(12,579)	(0.1)
Chemicals	(23,389)	(0.3)
Commercial Services	(101,798)	(1.1)
Computers	(81,053)	(0.9)
Cosmetics/Personal Care	(34,252)	(0.4)
Diversified Financial Services	(199,172)	(2.2)
Engineering & Construction	(33,752)	(0.4)
Food	(90,015)	(1.0)
Forest Products & Paper	(43,106)	(0.5)
Healthcare-Products	(93,756)	(1.0)
Home Furnishings	(7,922)	(0.1)
Household Products/Wares	(47,692)	(0.5)
Internet	(209,896)	(2.3)
Media	(123,769)	(1.4)
Metal Fabricate/Hardware	(86,743)	(1.0)
Mining	(41,936)	(0.5)
Oil & Gas	(132,588)	(1.5)
Packaging & Containgers	(40,162)	(0.5)
Pharmaceuticals	(50,996)	(0.6)
Real Estate	(74,318)	(0.8)
Real Estate Investment Trusts	(380,044)	(4.2)
Retail	(138,069)	(1.5)
Semiconductors	(51,544)	(0.6)
Shipbuilding	(41,558)	(0.5)
Software	(257,638)	(2.9)
Telecommunications	(39,320)	(0.4)

Total Securities Sold Short	$(2,694,760)	(30.0)%

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Ultra Short Tax-Free Fund**

Description	Principal Amount	Value
Municipals — 95.7%

Alabama — 5.3%
Chatom Industrial Development Board, 1.050%, 8/1/2037, Call 8/1/2017 (8)	$5,500,000	$5,501,320
Health Care Authority for Baptist Health, 1.300%, 11/1/2042 (8)	14,125,000	14,125,000
Tender Option Bond Trust Receipts/Certificates, 0.920%, 12/1/2030 (6)(8)	5,085,000	5,085,000
Other securities		7,099,839

		31,811,159

Arizona — 1.7%
Arizona Health Facilities Authority:
2.490%, 2/5/2020, Call 8/9/2019 (8)	3,250,000	3,311,620
2.490%, 2/5/2020, Call 8/9/2019 (8)	750,000	764,220
Scottsdale Industrial Development Authority, FSA, 0.880%, 9/1/2045, Call 3/7/2017 (8)(14)	4,275,000	4,275,000
Other securities		1,861,704

		10,212,544

Arkansas — 2.3%
Arkansas Development Finance Authority:
1.300%, 9/1/2044, Call 3/1/2017 (8)	10,400,000	10,400,000
1.740%, 9/1/2019, Call 3/1/2019 (8)	3,000,000	3,007,170
Other securities		721,385

		14,128,555

California — 7.6%
California Municipal Finance Authority, 1.200%, 2/1/2018 (8)	3,750,000	3,753,375
Northern California Gas Authority No. 1:
1.269%, 7/1/2017 (8)	25,000	25,013
1.299%, 7/1/2019 (8)	7,500,000	7,445,775
State of California, AGM, 0.820%, 8/1/2027 (6)(8)	7,985,000	7,985,000
Tender Option Bond Trust Receipts/Certificates:
0.710%, 11/1/2023 (6)(8)	7,000,000	7,000,000
0.760%, 5/1/2022 (6)(8)	3,000,000	3,000,000
0.940%, 8/1/2037, Call 8/1/2017 (6)(8)	2,500,000	2,500,000
Other securities		13,970,620

		45,679,783

Colorado — 1.7%
E-470 Public Highway Authority:
0.000%, 9/1/2019, Call 3/1/2019 (8)(9)	2,000,000	2,005,640
1.820%, 8/31/2017, Call 3/1/2017 (8)	4,600,000	4,600,000
Other securities		3,764,074

		10,369,714

Description	Principal Amount	Value
Municipals (continued)

Connecticut — 1.4%
State of Connecticut, 0.690%, 1/1/2018, Call 3/1/2017 (8)	$5,000,000	$5,000,000
Other securities		3,451,342

		8,451,342

District of Columbia — 0.1%
Other securities		391,400

Florida — 4.7%
Citizens Property Insurance Corp., 5.250%, 6/1/2017	850,000	859,571
Citizens Property Insurance Corp., AGM, 5.000%, 6/1/2017	1,000,000	1,010,650
Citizens Property Insurance Corp., NATL-RE, 5.000%, 3/1/2017	1,720,000	1,720,000
Miami-Dade County School Board Foundation, Inc., NATL-RE, 5.000%, 5/1/2018, Call 5/1/2017	300,000	302,124
School Board of Miami-Dade County, FGIC, 1.030%, 5/1/2037, Call 3/1/2017 (6)(8)	8,000,000	8,000,000
Other securities		16,542,235

		28,434,580

Georgia — 1.1%
Other securities		6,356,762

Guam — 0.1%
Other securities		770,738

Idaho — 1.2%
Idaho Housing & Finance Association, 0.830%, 1/1/2038, Call 3/1/2017(8)	7,100,000	7,100,000

Illinois — 6.9%
Chicago Board of Education, 4.640%, 3/1/2017 (8)	4,250,000	4,250,000
Rib Floater Trust Various States, 0.940%, 4/1/2036, Call 4/1/2027 (6)(8)	4,250,000	4,250,000
State of Illinois:
5.000%, 3/1/2017	1,250,000	1,250,000
5.000%, 4/1/2017	500,000	501,320
5.000%, 5/1/2017	500,000	502,710
5.000%, 1/1/2018	2,000,000	2,050,960
5.000%, 2/1/2018	500,000	513,880
Tender Option Bond Trust Receipts/Certificates, 0.840%, 6/15/2032, Call 6/15/2026 (6)(8)	4,655,000	4,655,000
Other securities		23,545,773

		41,519,643

Indiana — 5.2%
Indiana Finance Authority, 0.900%, 3/1/2017 (8)	3,500,000	3,500,000
Indiana Housing & Community Development Authority, GNMA/FNMA/FHLMC COLL, 0.870%, 7/1/2039, Call 3/31/2017 (8)	14,400,000	14,400,000

(See Notes which are an integral part of the Financial Statements)

February 28, 2017 (Unaudited)

Schedules of Investments

Ultra Short Tax-Free Fund** (continued)

Description	Principal Amount	Value
Municipals (continued)

Indiana (continued)
Tender Option Bond Trust Receipts/Certificates, 0.990%, 4/15/2018 (6)(8)	$8,500,000	$8,500,000
Other securities		5,175,665

		31,575,665

Iowa — 1.2%
Iowa Higher Education Loan Authority:
1.000%, 9/1/2018, Call 3/1/2018	3,000,000	2,979,150
2.000%, 12/1/2018, Call 6/1/2018	3,500,000	3,526,215
Other securities		978,583

		7,483,948

Kansas — 0.4%
Other securities		2,685,340

Kentucky — 0.3%
Other securities		1,735,168

Louisiana — 2.4%
East Baton Rouge Sewerage Commission, 1.046%, 8/1/2018, Call 2/1/2018 (8)	6,090,000	6,059,672
Parish of St. James, 0.800%, 11/1/2040, Call 3/1/2017 (8)	4,000,000	4,000,000
Other securities		4,589,312

		14,648,984

Maine — 0.1%
Other securities		615,965

Massachusetts — 0.3%
Other securities		1,887,764

Michigan — 3.8%
Rib Floater Trust Various States, 0.790%, 7/1/2018 (6)(8)	5,000,000	5,000,000
Tender Option Bond Trust Receipts/Certificates, AGM Q-SBLF, 0.790%, 5/1/2029, Call 5/1/2017 (6)(8)	5,220,000	5,220,000
Other securities		12,514,726

		22,734,726

Minnesota — 1.9%
Other securities		11,249,676

Mississippi — 1.2%
Mississippi Business Finance Corp., 0.950%, 5/1/2037, Call 5/1/2017 (8)	6,775,000	6,775,610
Other securities		690,788

		7,466,398

Missouri — 0.6%
Other securities		3,365,643

Nebraska — 0.6%
Other securities		3,531,035

Nevada — 0.2%
Other securities		1,047,736

Description	Principal Amount	Value
Municipals (continued)

New Jersey — 6.3%
New Jersey Economic Development Authority:
0.930%, 11/1/2040, Call 3/1/2017 (8)	$5,770,000	$5,770,000
0.930%, 11/1/2040, Call 3/1/2017 (8)	4,700,000	4,700,000
0.940%, 11/1/2031, Call 3/1/2017 (8)	5,895,000	5,895,000
2.440%, 2/1/2018, Call 8/1/2017 (8)	500,000	502,465
2.446%, 2/1/2018, Call 8/1/2017 (8)	1,750,000	1,758,785
5.000%, 6/15/2017	250,000	252,220
New Jersey Health Care Facilities Financing Authority, 0.930%, 7/1/2038, Call 3/1/2017 (8)	3,700,000	3,700,000
New Jersey Transportation Trust Fund Authority:
1.640%, 12/15/2019, Call 6/15/2019 (8)	5,000,000	4,926,600
5.000%, 12/15/2017	1,200,000	1,236,384
Tender Option Bond Trust Receipts/Certificates, 0.810%, 1/1/2043, Call 7/1/2022 (6)(8)	5,000,000	5,000,000
Other securities		4,079,032

		37,820,486

New Mexico — 0.9%
New Mexico Municipal Energy Acquisition Authority, 1.273%, 8/1/2019, Call 2/1/2019 (8)	5,500,000	5,487,570

New York — 8.5%
City of New York, AGM, 0.790%, 11/1/2026 (8)	4,300,000	4,300,000
Metropolitan Transportation Authority, 1.223%, 2/1/2020 (8)	3,500,000	3,485,510
Metropolitan Transportation Authority, AGM, 1.138%, 5/15/2018, Call 11/15/2017 (8)	4,650,000	4,651,813
New York City Transitional Finance Authority:
0.780%, 11/1/2022 (8)	3,795,000	3,795,000
0.790%, 8/1/2022, Call 3/1/2017 (8)	3,320,000	3,320,000
0.790%, 8/1/2023, Call 3/1/2017 (8)	6,550,000	6,550,000
New York State Energy Research & Development Authority, NATL-RE, 1.120%, 12/1/2020, Call 3/7/2017 (8)(14)	7,350,000	7,079,763
Triborough Bridge & Tunnel Authority, 1.223%, 2/1/2021 (8)	5,000,000	4,997,300
Other securities		12,899,995

		51,079,381

North Carolina — 0.3%
Other securities		1,925,065

North Dakota — 0.9%
Other securities		5,564,485

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Ultra Short Tax-Free Fund** (continued)

Description	Principal Amount	Value
Municipals (continued)

Ohio — 4.5%
County of Crawford, 1.430%, 11/1/2017, Call 5/1/2017	$5,000,000	$5,002,150
County of Montgomery, 0.580%, 11/15/2039, Call 3/1/2017 (8)	3,850,000	3,850,000
Lancaster Port Authority, 1.243%, 8/1/2019, Call 2/1/2019 (8)	5,000,000	4,976,250
State of Ohio:
0.870%, 1/15/2045, Call 3/1/2017 (8)	5,500,000	5,500,000
1.100%, 1/15/2045, Call 3/1/2017 (8)	5,000,000	5,000,000
Other securities		2,698,742

		27,027,142

Oklahoma — 0.0%
Other securities		130,179

Oregon — 0.1%
Other securities		346,592

Pennsylvania — 5.5%
Pennsylvania Turnpike Commission:
1.240%, 12/1/2017, Call 6/1/2017 (8)	100,000	99,994
1.320%, 12/1/2018, Call 6/1/2018 (8)	6,000,000	6,004,080
1.790%, 12/1/2019, Call 6/1/2019 (8)	2,225,000	2,248,830
Pennsylvania Turnpike Commission, AGC, 5.000%, 6/1/2017	600,000	606,102
Other securities		24,532,927

		33,491,933

Puerto Rico — 0.0%
Other securities		204,557

Rhode Island — 0.3%
Other securities		2,039,860

South Carolina — 0.2%
Other securities		1,017,820

Tennessee — 0.8%
Tender Option Bond Trust Receipts/Certificates, 0.870%, 7/1/2046, Call 7/1/2026 (6)(8)	5,000,000	5,000,000
Other securities		124,400

		5,124,400

Texas — 8.3%
Port of Port Arthur Navigation District:
0.700%, 12/1/2039, Call 3/1/2017 (8)	11,100,000	11,100,000
0.700%, 11/1/2040, Call 3/1/2017 (8)	2,500,000	2,500,000
Tender Option Bond Trust Receipts/Certificates, 0.920%, 7/1/2021 (6)(8)	11,950,000	11,950,000
Other securities		24,890,997

		50,440,997

Description	Principal Amount	Value
Municipals (continued)

Utah — 0.7%
Tender Option Bond Trust Receipts/Certificates, 0.840%, 1/1/2025 (6)(8)	$2,500,000	$2,500,000
Other securities		1,686,867

		4,186,867

Virginia — 0.4%
Other securities		2,235,240

Washington — 3.2%
Tender Option Bond Trust Receipts/Certificates:
0.770%, 6/15/2033, Call 6/1/2019 (6)(8)	5,050,000	5,050,000
0.940%, 1/1/2035 (6)(8)	5,000,000	5,000,000
Washington Health Care Facilities Authority:
0.610%, 8/15/2041, Call 3/1/2017 (8)	6,000,000	6,000,000
2.500%, 12/1/2017 (6)	200,000	200,048
Other securities		3,382,657

		19,632,705

West Virginia — 0.0%
Other securities		50,559

Wisconsin — 2.5%
City of Waukesha, 2.000%, 7/1/2017, Call 4/1/2017	8,670,000	8,677,803
Other securities		6,674,753

		15,352,556

Total Municipals (identified cost $578,426,604)		578,412,662

Mutual Funds — 0.3%

New York — 0.3%
Other securities		2,000,140

Total Mutual Funds (identified cost $2,000,000)		2,000,140

Short-Term Investments — 4.6%

Mutual Funds — 0.0%
Other securities (4)		44,454

Short-Term Municipals — 4.6%

California — 0.1%
Other securities		516,835

Connecticut — 0.2%
Other securities		1,008,650

Illinois — 0.1%
Other securities		507,270

Massachusetts — 0.1%
Other securities		851,547

New Jersey — 1.2%
Passaic County Improvement Authority, County Guarantee:
2.000%, 6/28/2017	5,000,000	5,017,950
2.500%, 6/28/2017 (9)	2,000,000	2,010,380

		7,028,330

New York — 1.4%
County of Suffolk, 2.000%, 7/26/2017	4,500,000	4,518,900

(See Notes which are an integral part of the Financial Statements)

February 28, 2017 (Unaudited)

Schedules of Investments

Ultra Short Tax-Free Fund** (continued)

Description	Principal Amount	Value
Short-Term Municipals (continued)

New York (continued)
Owego Apalachin Central School District, SAW, 1.300%, 2/22/2018, Call 11/15/2017	$4,000,000	$4,001,400

		8,520,300

Ohio — 1.2%
City of Tipp, 1.750%, 2/14/2018	4,000,000	4,016,920
Other securities		3,234,660

		7,251,580

Wisconsin — 0.3%
Other securities		1,754,335

Total Short-Term Municipals		27,438,847

Total Short-Term Investments (identified cost $27,480,845)		27,483,301

Total Investments — 100.6% (identified cost $607,907,449)		607,896,103
Other Assets and Liabilities — (0.6)%		(3,625,520)

Total Net Assets — 100.0%		$604,270,583

Municipal Issuance/Industry Type*
Issuance/Industry	Fund
General Obligation—17.5%
School District	7.0%
State or Local	10.5
Revenue Bonds—83.1%
Appropriation	17.7
Education	6.9
General Revenue	0.3
Healthcare	20.3
Housing	6.8
Industrial Revenue	4.6
Power	3.4
Special Tax	3.1
Tobacco	0.1
Transportation	9.4
Water & Sewer	10.5
Other Assets & Liabilities, Net	(0.6)

Total	100.0%

Short Tax-Free Fund**

Description	Principal Amount	Value
Municipals — 98.7%

Alabama — 1.6%
Alabama Federal Aid Highway Finance Authority, 5.000%, 9/1/2018	$1,000,000	$1,057,800
Black Belt Energy Gas District, 4.000%, 6/1/2021, Call 3/1/2021 (8)	1,000,000	1,079,700
Other securities		748,388

		2,885,888

Alaska — 0.5%
Other securities		856,054

Description	Principal Amount	Value
Municipals (continued)

Arizona — 2.4%
Other securities		$4,408,648

Arkansas — 0.4%
Other securities		709,330

California — 12.2%
California Municipal Finance Authority, 5.000%, 2/1/2022	$1,000,000	1,130,640
California Statewide Communities Development Authority:
3.500%, 11/1/2018	100,000	100,847
5.000%, 12/1/2025 (6)	200,000	220,676
California Statewide Communities Development Authority, AGM, 3.000%, 10/1/2017	200,000	201,904
California Statewide Communities Development Authority, CMI, 3.500%, 11/1/2021, Call 11/1/2019	750,000	786,967
Northern California Gas Authority No. 1:
1.269%, 7/1/2017 (8)	40,000	40,020
1.299%, 7/1/2019 (8)	1,040,000	1,032,481
Tender Option Bond Trust, 0.840%, 8/1/2022 (6)(8)	2,000,000	2,000,000
Tender Option Bond Trust, AMBAC, 0.890%, 9/1/2030, Call 3/31/2017 (6)(8)	5,000,000	5,000,000
Other securities		11,490,325

		22,003,860

Colorado — 4.8%
Colorado Educational & Cultural Facilities Authority:
2.500%, 12/15/2019 (6)	590,000	587,941
3.000%, 10/1/2017	380,000	384,298
3.000%, 11/15/2017	200,000	203,050
5.000%, 10/1/2021	1,000,000	1,111,150
Denver Convention Center Hotel Authority, 5.000%, 12/1/2022	1,000,000	1,132,390
E-470 Public Highway Authority:
0.000%, 9/1/2021, Call 3/1/2021 (8)(9)	575,000	576,317
1.820%, 8/31/2017, Call 3/1/2017 (8)	550,000	550,000
El Paso County School District No. 20 Academy, SAW, 5.000%, 12/15/2022	1,000,000	1,184,040
Other securities		2,920,945

		8,650,131

Connecticut — 0.8%
State of Connecticut:
1.520%, 8/15/2018 (8)	250,000	251,243
1.560%, 5/15/2018 (8)	150,000	150,702
1.560%, 9/15/2019 (8)	115,000	115,324
5.000%, 3/15/2021	500,000	562,595
Other securities		402,277

		1,482,141

Delaware — 0.1%
Other securities		122,080

Florida — 5.7%
Columbia County School Board:
5.000%, 7/1/2019	920,000	991,613
5.000%, 7/1/2021	400,000	449,148

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Short Tax-Free Fund** (continued)

Description	Principal Amount	Value
Municipals (continued)

Florida (continued)
School District of Broward County, 5.000%, 7/1/2019	$1,000,000	$1,082,870
Sumter County Industrial Development Authority:
4.000%, 7/1/2017	500,000	505,155
5.000%, 7/1/2020	235,000	258,617
5.000%, 7/1/2020	300,000	330,150
Other securities		6,734,195

		10,351,748

Georgia — 3.0%
City of Atlanta:
5.000%, 1/1/2021	250,000	280,345
5.000%, 1/1/2022	700,000	797,202
Gainesville & Hall County Hospital Authority:
1.590%, 2/18/2020, Call 8/22/2019 (8)	350,000	348,792
5.000%, 2/15/2021	700,000	786,737
Main Street Natural Gas, Inc.:
5.000%, 3/15/2019	1,000,000	1,061,740
5.250%, 9/15/2018	100,000	105,569
Other securities		2,001,440

		5,381,825

Guam — 0.6%
Territory of Guam:
5.000%, 12/1/2021	500,000	557,235
5.000%, 12/1/2022	500,000	562,495

		1,119,730

Idaho — 0.1%
Other securities		243,482

Illinois — 13.6%
City of Chicago, 5.000%, 11/1/2021	1,000,000	1,111,650
Cook Kane Lake & McHenry Counties Community College District No. 512, 5.000%, 12/1/2019	1,000,000	1,098,280
County of Cook:
5.000%, 11/15/2020, Call 11/15/2019	250,000	269,885
5.000%, 11/15/2021	720,000	804,067
Illinois Finance Authority:
1.896%, 5/1/2021, Call 11/1/2020 (8)	1,000,000	1,001,720
2.250%, 5/15/2017	225,000	225,074
2.500%, 5/15/2018	150,000	150,581
4.000%, 10/1/2018	275,000	282,458
5.000%, 7/1/2017	250,000	252,620
5.000%, 1/1/2021	200,000	220,134
5.000%, 11/15/2021	400,000	455,492
5.000%, 1/1/2022	150,000	167,022
5.000%, 11/15/2022	555,000	639,088
5.000%, 11/15/2022	500,000	576,625
Kane McHenry Cook & De Kalb Counties Unit School District No. 300, 5.000%, 1/1/2023	1,000,000	1,143,510
Rib Floater Trust Various States, 0.940%, 4/1/2036, Call 4/1/2027 (6)(8)	1,710,000	1,710,000

Description	Principal Amount	Value
Municipals (continued)

Illinois (continued)
State of Illinois:
5.000%, 5/1/2017	$250,000	$251,355
5.000%, 1/1/2018	1,000,000	1,025,480
5.000%, 4/1/2020	100,000	105,414
5.000%, 2/1/2021	240,000	254,215
Will & Kankakee Counties School District No. 255, 4.000%, 6/1/2019	1,110,000	1,167,220
Other securities		11,647,693

		24,559,583

Indiana — 3.4%
Indiana Housing & Community Development Authority, GNMA/FNMA/FHLMC COLL, 0.870%, 7/1/2039, Call 3/31/2017 (8)	2,400,000	2,400,000
Other securities		3,696,808

		6,096,808

Iowa — 1.1%
Iowa Higher Education Loan Authority, 2.000%, 12/1/2018, Call 6/1/2018	1,000,000	1,007,490
Other securities		994,520

		2,002,010

Kansas — 0.4%
Other securities		780,324

Kentucky — 1.1%
Other securities		2,017,778

Louisiana — 0.7%
Other securities		1,199,867

Maine — 0.7%
Other securities		1,253,552

Maryland — 0.1%
Other securities		256,332

Massachusetts — 0.7%
Massachusetts Development Finance Agency:
4.000%, 4/15/2020	430,000	452,919
5.000%, 7/1/2021	280,000	314,404
5.000%, 7/1/2022	315,000	357,745
Other securities		165,838

		1,290,906

Michigan — 3.5%
Rib Floater Trust Various States, 0.790%, 7/1/2018 (6)(8)	1,900,000	1,900,000
Other securities		4,414,746

		6,314,746

Minnesota — 0.1%
Other securities 182,510

Mississippi — 0.5%
Other securities		874,413

Missouri — 2.9%
Southeast Missouri State University, 5.000%, 4/1/2019	1,000,000	1,075,600
Other securities		4,243,400

		5,319,000

Nebraska — 0.1%
Other securities		159,674

(See Notes which are an integral part of the Financial Statements)

February 28, 2017 (Unaudited)

Schedules of Investments

Short Tax-Free Fund** (continued)

Description	Principal Amount	Value
Municipals (continued)

Nevada — 0.2%
Other securities		$286,397

New Hampshire — 0.1%
Other securities		256,429

New Jersey — 2.9%
Other securities		5,263,397

New Mexico — 1.6%
Town of Clayton, NATL, 4.000%, 11/1/2017	$1,000,000	1,018,240
Other securities		1,832,105

		2,850,345

New York — 9.0%
County of Nassau, 5.000%, 10/1/2018	1,000,000	1,060,340
Long Island Power Authority, 1.196%, 11/1/2018, Call 5/1/2018 (8)	1,000,000	1,000,950
Long Island Power Authority, NATL-RE, 5.000%, 5/1/2017	150,000	151,057
New York City Transitional Finance Authority, 0.790%, 8/1/2022, Call 3/1/2017 (8)	1,250,000	1,250,000
New York State Dormitory Authority, 5.000%, 7/1/2018	1,000,000	1,053,160
New York State Thruway Authority, 5.000%, 5/1/2019	1,000,000	1,081,930
TSASC, Inc., 5.000%, 6/1/2021	1,000,000	1,120,600
Westchester Tobacco Asset Securitization, 5.000%, 6/1/2020	1,155,000	1,268,259
Other securities		8,371,840

		16,358,136

North Carolina — 0.6%
Other securities		1,119,738

North Dakota — 0.5%
Other securities		858,602

Ohio — 2.2%
Other securities		4,042,179

Oklahoma — 0.1%
Other securities		135,186

Pennsylvania — 5.8%
Capital Region Water, 5.000%, 7/15/2021	1,000,000	1,129,290
Montgomery County Industrial Development Authority, AGC, 0.740%, 11/15/2029, Call 3/1/2017 (8)	2,150,000	2,150,000
Other securities		7,123,315

		10,402,605

Rhode Island — 0.8%
Other securities		1,484,163

South Carolina — 0.6%
Newberry Investing in Children’s Education, 5.000%, 12/1/2019	1,000,000	1,095,440
Other securities		55,567

		1,151,007

Tennessee — 0.3%
Other securities		560,142

Description	Principal Amount	Value
Municipals (continued)

Texas — 6.5%
Lower Colorado River Authority, 5.000%, 5/15/2019	$1,000,000	$1,080,200
New Hope Cultural Education Facilities Finance Corp.:
4.000%, 11/15/2021	615,000	630,301
5.000%, 11/1/2022	500,000	548,140
Other securities		9,539,779

		11,798,420

Utah — 0.4%
Other securities		689,995

Vermont — 0.2%
Other securities		367,696

Virgin Islands — 0.1%
Other securities		92,031

Virginia — 0.7%
Henrico County Economic Development Authority, AGM, 1.353%, 8/23/2027, Call 3/1/2017 (8)(14)	1,250,000	1,187,829

Washington — 1.2%
State of Washington, 5.000%, 2/1/2022	1,000,000	1,161,500
Other securities		1,023,500

		2,185,000

West Virginia — 0.7%
West Virginia Commissioner, 5.000%, 9/1/2018	1,250,000	1,320,525

Wisconsin — 3.1%
City of Stanley, 2.500%, 3/1/2018, Call 9/1/2017	1,000,000	1,006,240
Hilbert School District, 2.100%, 4/1/2019, Call 4/1/2018	1,000,000	1,007,890
Wisconsin Health & Educational Facilities Authority:
2.750%, 5/1/2017	130,000	130,030
3.250%, 5/1/2018	200,000	200,698
4.000%, 3/1/2017	150,000	150,000
4.000%, 8/15/2018	300,000	309,708
5.000%, 3/1/2020	200,000	216,022
Other securities		2,549,978

		5,570,566

Total Municipals (identified cost $178,253,016)		178,502,808

Mutual Funds — 0.4%
Other securities (4)		860,981

Short-Term Investments — 0.6%

Mutual Funds — 0.0%
Other securities (4)		42,663

Short-Term Municipals — 0.6%

Ohio — 0.6%
Other securities		1,004,230

Total Short-Term Investments (identified cost $1,046,922)		1,046,893

Total Investments — 99.7% (identified cost $180,162,601)		180,410,682
Other Assets and Liabilities — 0.3%		483,418

Total Net Assets — 100.0%		$180,894,100

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Municipal Issuance/Industry Type*
Issuance/Industry	Fund
General Obligation—19.8%
School District	8.1%
State or Local	11.7
Revenue Bonds—79.5%
Appropriation	14.1
Education	13.7
General Revenue	1.6
Healthcare	20.4
Housing	4.6
Industrial Revenue	2.6
Power	3.1
Special Tax	2.5
Student Loan	0.3
Tobacco	1.7
Transportation	9.8
Water & Sewer	5.1
Other Assets & Liabilities, Net	0.7

Total	100.0%

Short-Term Income Fund

Description	Principal Amount	Value
Asset-Backed Securities — 19.9%

Automobiles — 4.1%
AmeriCredit Auto Receivables Trust, Class B, (Series 2014-4), 1.870%, 12/9/2019	$500,000	$500,963
CarMax Auto Owner Trust:
Class A3, (Series 2015-4), 1.560%, 11/16/2020	650,000	650,004
Class A3, (Series 2016-2), 1.520%, 2/16/2021	420,000	418,871
CPS Auto Receivables Trust:
Class A, (Series 2012-D), 1.480%, 3/16/2020 (6)	95,521	95,498
Class A, (Series 2013-A), 1.310%, 6/15/2020 (6)	292,330	291,031
GM Financial Leasing Trust, Class A3, (Series 2015-2), 1.680%, 12/20/2018	2,500,000	2,504,605
Huntington Auto Trust, Class A4, (Series 2016-1), 1.930%, 4/15/2022	2,015,000	2,005,852
Santander Drive Auto Receivables Trust:
Class C, (Series 2013-A), 3.120%, 10/15/2019 (6)	720,071	724,282
Class D, (Series 2014-1), 2.910%, 4/15/2020	1,001,000	1,013,149
Class D, (Series 2015-2), 3.020%, 4/15/2021	760,000	769,587
Volkswagen Auto Lease Trust, Class A3, (Series 2015-A), 1.250%, 12/20/2017	320,808	320,788
Volkswagen Auto Loan Enhanced Trust, Class A3, (Series 2014-1), 0.910%, 10/22/2018	662,779	661,825

		9,956,455

Credit Cards — 5.3%
Cabela’s Credit Card Master Trust:
Class A, (Series 2014-2), 1.220%, 7/15/2022 (8)	2,000,000	2,005,900

Description	Principal Amount	Value
Asset-Backed Securities (continued)

Credit Cards (continued)
Class A1, (Series 2015-2), 2.250%, 7/17/2023	$1,015,000	$1,020,513
Chase Issuance Trust:
Class A4, (Series 2016-A4), 1.490%, 7/15/2022	2,500,000	2,461,835
Class A5, (Series 2016-A5), 1.270%, 7/15/2021	2,000,000	1,978,522
Discover Card Execution Note Trust, Class A1, (Series 2016-A1), 1.640%, 7/15/2021	3,385,000	3,384,563
World Financial Network Credit Card Master Trust, Class A, (Series 2016-A), 2.030%, 4/15/2025	2,000,000	1,968,662

		12,819,995

Other Financial — 10.5%
Ally Master Owner Trust, Class A, (Series 2012-5), 1.540%, 9/15/2019	1,000,000	1,001,088
American Homes 4 Rent, Class A, (Series 2014-SFR1), 1.772%, 6/17/2031 (6)(8)	907,595	908,094
Colony American Homes, Class A, (Series 2014-2A), 1.722%, 7/17/2031 (6)(8)	1,930,598	1,932,347
Consumers Securitization Funding LLC, Class A1, (Series 2014-A), 1.334%, 11/1/2020	1,881,821	1,868,230
Dell Equipment Finance Trust, Class A3, (Series 2015-1), 1.300%, 3/23/2020 (6)	642,669	642,668
Ford Credit Floorplan Master Owner Trust:
Class A1, (Series 2016-3), 1.550%, 7/15/2021	2,000,000	1,986,132
Class A1, (Series 2016-5), 1.950%, 11/15/2021	1,000,000	1,000,013
Class C, (Series 2012-5), 2.140%, 9/15/2019	1,565,000	1,569,042
GMF Floorplan Owner Revolving Trust:
Class A1, (Series 2015-1), 1.650%, 5/15/2020 (6)	1,000,000	1,000,447
Class C, (Series 2015-1), 2.220%, 5/15/2020 (6)	1,170,000	1,167,825
Hilton Grand Vacations Trust, Class A, (Series 2014-AA), 1.770%, 11/25/2026 (6)	871,634	861,914
Invitation Homes Trust, Class A, (Series 2014-SFR1), 1.772%, 6/17/2031 (6)(8)	707,705	708,104
John Deere Owner Trust, Class A3, (Series 2015-B), 1.440%, 10/15/2019	1,000,000	1,000,595
Nissan Master Owner Trust, Class A2, (Series 2015-A), 1.440%, 1/15/2020	2,500,000	2,500,330
Silver Bay Realty Trust, Class A, (Series 2014-1), 1.772%, 9/17/2031 (6)(8)	1,844,016	1,845,189
SLM Student Loan Trust, Class A5, (Series 2004-5A), 1.638%, 10/25/2023 (6)(8)	659,316	660,006
Verizon Owner Trust, Class A, (Series 2016-1A), 1.420%, 1/20/2021 (6)	1,250,000	1,242,088

(See Notes which are an integral part of the Financial Statements)

February 28, 2017 (Unaudited)

Schedules of Investments

Short-Term Income Fund (continued)

Description	Principal Amount	Value
Asset-Backed Securities (continued)

Other Financial (continued)
Westgate Resorts LLC:
Class A, (Series 2015-2A), 3.200%, 7/20/2028 (6)	$1,915,773	$1,905,497
Class B, (Series 2014-1A), 3.250%, 12/20/2026 (6)	1,531,524	1,521,477

		25,321,086

Total Asset-Backed Securities (identified cost $48,173,706)		48,097,536

Collateralized Mortgage Obligations — 2.6%

Federal National Mortgage Association — 1.0%
3.000%, 6/25/2033, (Series 2014-20)	2,289,707	2,352,921

Federal Home Loan Mortgage Corporation — 0.7%
3.000%, 2/15/2031, (Series 4013)	1,610,597	1,675,899

Private Sponsor — 0.9%
Banc of America Funding Trust:
Class 1A3, (Series 2007-C), 3.171%, 5/20/2036 (8)	251,367	228,491
Class 2A1, (Series 2005-5), 5.500%, 9/25/2035	348,058	368,614
Chase Mortgage Finance Trust:
Class A1, (Series 2005-S2), 5.500%, 10/25/2035	231,893	239,564
Class A3, (Series 2006-S4), 6.000%, 12/25/2036	242,775	200,974
JP Morgan Mortgage Trust:
Class 2A2, (Series 2005-S3), 5.500%, 1/25/2021	164,418	160,582
Class 3A1, (Series 2007-A2), 3.092%, 4/25/2037 (8)	21,475	18,824
Morgan Stanley Mortgage Loan Trust, Class 2A2, (Series 2004-10AR), 3.109%, 11/25/2034 (8)	445,168	452,226
Wells Fargo Mortgage Backed Securities Trust:
Class 2A4, (Series 2006-AR7), 3.094%, 5/25/2036 (8)	190,786	182,783
Class 2A4, (Series 2006-AR8), 3.088%, 4/25/2036 (8)	63,328	63,916
Class A1, (Series 2006-AR19), 3.033%, 12/25/2036 (8)	347,183	321,104

		2,237,078

Total Collateralized Mortgage Obligations (identified cost $6,299,134)		6,265,898

Commercial Mortgage Securities — 6.0%

Federal Home Loan Mortgage Corporation — 1.4%
2.757%, 5/25/2020, (Series K009)	664,072	668,451
3.822%, 6/25/2047, (Series 2012-K710) (6)(8)	475,000	488,854
3.883%, 1/25/2047, (Series 2012-K707) (6)(8)	1,835,000	1,880,350
4.160%, 9/25/2044, (Series 2012-K705) (6)(8)	217,211	223,328

		3,260,983

Description	Principal Amount	Value
Commercial Mortgage Securities (continued)

Government National Mortgage Association — 1.9%
1.600%, 12/16/2042, (Series 2013-2)	$846,271	$839,206
1.800%, 7/16/2037, (Series 2013-179)	1,142,102	1,125,908
2.205%, 1/16/2044, (Series 2014-61)	971,938	970,378
2.650%, 2/16/2045, (Series 2015-33)	1,729,680	1,741,786

		4,677,278

Private Sponsor — 2.7%
Assurant Commercial Mortgage Trust, Class A1, (Series 2016-1A), 1.362%, 5/15/2049 (6)	2,516,961	2,491,975
GS Mortgage Securities Trust, Class A1, (Series 2014-GC22), 1.290%, 6/10/2047	631,058	629,095
JPMBB Commercial Mortgage Securities Trust, Class A2, (Series 2013-C14), 3.019%, 8/15/2046	1,520,000	1,549,626
Morgan Stanley BAML Trust, Class A1, (Series 2016-C30), 1.389%, 9/15/2049	1,899,651	1,875,737

		6,546,433

Total Commercial Mortgage Securities (identified cost $14,594,788)		14,484,694

Corporate Bonds & Notes — 50.3%

Auto Manufacturers — 4.6%
Ford Motor Credit Co. LLC:
2.021%, 5/3/2019 (1)	500,000	497,817
2.551%, 10/5/2018	2,000,000	2,017,530
2.943%, 1/8/2019 (1)	1,500,000	1,525,720
General Motors Financial Co., Inc.:
2.400%, 5/9/2019 (1)	1,000,000	1,007,761
3.000%, 9/25/2017 (1)	500,000	504,254
3.100%, 1/15/2019 (1)	3,000,000	3,055,902
4.750%, 8/15/2017 (1)	500,000	507,345
Toyota Motor Credit Corp., 1.200%, 4/6/2018	1,000,000	998,512
Volkswagen Group of America Finance LLC, 1.250%, 5/23/2017 (6)	1,000,000	999,586

		11,114,427

Banks — 23.3%
ANZ New Zealand Int’l, Ltd./London, 1.750%, 3/29/2018 (6)	1,000,000	1,000,461
Bank of America Corp.:
2.250%, 4/21/2020 (1)	1,000,000	1,002,175
2.625%, 10/19/2020 (1)	1,000,000	1,008,330
Bank of America NA, 1.650%, 3/26/2018	1,000,000	1,002,034
Bank of Nova Scotia:
1.650%, 6/14/2019 (1)	1,000,000	994,982
1.950%, 1/15/2019 (1)	2,000,000	2,007,314
Bank of the Ozarks, Inc., 5.500%, 7/1/2026 (8)	1,225,000	1,292,375
Branch Banking & Trust Co., 2.100%, 1/15/2020	1,200,000	1,202,630

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Short-Term Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Banks (continued)
Canadian Imperial Bank of Commerce:
1.398%, 8/8/2018 (8)	$1,350,000	$1,349,903
1.408%, 7/13/2018 (8)	1,250,000	1,249,914
Capital One Financial Corp., 2.450%, 4/24/2019 (1)	300,000	302,764
Capital One NA, 2.350%, 1/31/2020 (1)	1,300,000	1,303,873
Citigroup, Inc.:
1.700%, 4/27/2018 (1)	1,300,000	1,300,209
2.050%, 12/7/2018 (1)	500,000	501,668
2.350%, 8/2/2021 (1)	520,000	513,120
Discover Bank, 2.600%, 11/13/2018	1,000,000	1,011,497
Eagle Bancorp, Inc., 5.000%, 8/1/2026 (8)	1,900,000	1,941,800
Goldman Sachs Group, Inc.:
2.000%, 4/25/2019 (1)	1,000,000	999,128
2.239%, 4/30/2018 (8)	1,650,000	1,667,513
2.550%, 10/23/2019 (1)	1,500,000	1,517,215
HSBC USA, Inc.:
1.700%, 3/5/2018	1,100,000	1,101,108
2.000%, 8/7/2018	1,000,000	1,001,365
Huntington National Bank, 2.000%, 6/30/2018	1,500,000	1,503,540
Independent Bank Group, Inc., 5.875%, 8/1/2024	2,745,000	2,760,358
KeyBank NA, 2.350%, 3/8/2019	1,000,000	1,009,702
KeyCorp, 2.900%, 9/15/2020 (1)	1,000,000	1,019,342
Macquarie Bank, Ltd., 1.600%, 10/27/2017 (6)	1,000,000	1,000,553
Morgan Stanley:
2.125%, 4/25/2018 (1)	1,000,000	1,006,023
2.500%, 1/24/2019 (1)	900,000	909,111
National Australia Bank, Ltd., 1.875%, 7/23/2018	1,500,000	1,504,359
Peapack Gladstone Financial Corp., 6.000%, 6/30/2026 (8)	1,525,000	1,572,998
PNC Bank NA:
1.600%, 6/1/2018	1,500,000	1,500,795
1.950%, 3/4/2019 (1)	1,000,000	1,003,146
PNC Financial Services Group, Inc., 1.284%, 8/7/2018 (8)	1,350,000	1,350,342
Regions Bank, 2.250%, 9/14/2018 (1)	1,500,000	1,505,394
Renasant Corp., 5.000%, 9/1/2026 (8)	1,125,000	1,157,264
Royal Bank of Canada:
2.000%, 12/10/2018 (1)	1,500,000	1,507,845
2.125%, 3/2/2020 (9)	1,400,000	1,398,992
Sumitomo Mitsui Banking Corp., 1.781%, 7/23/2018 (8)	1,000,000	1,004,355
SunTrust Bank, 2.250%, 1/31/2020	1,000,000	1,004,258
Svenska Handelsbanken AB, 1.625%, 3/21/2018	1,650,000	1,650,805
Toronto-Dominion Bank:
1.625%, 3/13/2018 (1)	1,000,000	1,001,495
1.750%, 7/23/2018 (1)	500,000	501,704
Union Bankshares Corp., 5.000%, 12/15/2026 (8)	1,385,000	1,424,020
Wells Fargo Bank NA, 1.750%, 5/24/2019 (1)	700,000	699,475

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Banks (continued)
Westpac Banking Corp.:
1.650%, 5/13/2019	$500,000	$497,135
2.250%, 1/17/2019 (1)	1,500,000	1,509,895

		56,274,284

Beverages — 0.6%
Anheuser-Busch InBev Finance, Inc., 1.900%, 2/1/2019 (1)	1,405,000	1,410,288

Biotechnology — 0.6%
Amgen, Inc., 2.200%, 5/22/2019	1,450,000	1,464,288

Chemicals — 0.3%
Rohm & Haas Co., 6.000%, 9/15/2017	588,000	602,067

Computers — 0.4%
Diamond 1 Finance Corp., 3.480%, 6/1/2019 (1)(6)	1,000,000	1,023,161

Diversified Financial Services — 3.0%
Ally Financial, Inc.:
3.250%, 9/29/2017 (1)	500,000	504,938
3.250%, 2/13/2018 (1)	1,000,000	1,015,500
American Express Credit Corp.:
1.800%, 7/31/2018 (1)	1,425,000	1,428,631
2.375%, 5/26/2020 (1)	1,000,000	1,005,240
International Lease Finance Corp., 8.750%, 3/15/2017	1,135,000	1,137,707
National Rural Utilities Cooperative Finance Corp., 1.500%, 11/1/2019	1,285,000	1,274,198
Synchrony Financial, 1.875%, 8/15/2017	1,000,000	1,000,903

		7,367,117

Electric — 0.8%
Duke Energy Corp., 2.100%, 6/15/2018 (1)	1,500,000	1,507,993
NextEra Energy Capital Holdings, Inc., 2.300%, 4/1/2019	500,000	504,901

		2,012,894

Engineering & Construction — 0.4%
ABB Finance USA, Inc., 1.625%, 5/8/2017	1,000,000	1,000,731

Healthcare-Services — 0.9%
Anthem, Inc., 1.875%, 1/15/2018	750,000	752,141
UnitedHealth Group, Inc., 1.900%, 7/16/2018 (1)	1,500,000	1,510,351

		2,262,492

Insurance — 0.4%
QBE Insurance Group, Ltd., 2.400%, 5/1/2018 (1)(6)	1,000,000	1,001,409

Machinery-Construction & Mining — 0.7%
Caterpillar Financial Services Corp., 1.700%, 6/16/2018	1,685,000	1,690,769

Machinery-Diversified — 1.8%
John Deere Capital Corp.:
1.250%, 10/9/2019 (1)	775,000	765,745
1.300%, 3/12/2018	1,610,000	1,608,054
Roper Technologies, Inc., 2.050%, 10/1/2018 (1)	2,000,000	2,011,152

		4,384,951

(See Notes which are an integral part of the Financial Statements)

February 28, 2017 (Unaudited)

Schedules of Investments

Short-Term Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Miscellaneous Manufacturing — 0.4%
Ingersoll-Rand Global Holding Co., Ltd., 2.875%, 1/15/2019	$1,000,000	$1,018,565

Office/Business Equipment — 0.7%
Xerox Corp., 2.950%, 3/15/2017	1,575,000	1,576,035

Oil & Gas — 4.3%
BP Capital Markets PLC:
2.237%, 5/10/2019 (1)	2,000,000	2,016,512
2.315%, 2/13/2020	610,000	613,692
Chevron Corp., 1.961%, 3/3/2020 (1)	1,000,000	1,001,420
ConocoPhillips Co., 1.050%, 12/15/2017	2,000,000	1,994,492
Exxon Mobil Corp.:
1.708%, 3/1/2019 (1)	1,000,000	1,002,529
1.912%, 3/6/2020 (1)	1,200,000	1,201,533
Marathon Oil Corp., 6.000%, 10/1/2017	1,500,000	1,533,948
Shell International Finance BV, 1.625%, 11/10/2018	1,039,000	1,040,064

		10,404,190

Pharmaceuticals — 2.2%
Actavis Funding SCS, 1.850%, 3/1/2017	1,000,000	1,000,000
Cardinal Health, Inc.:
1.700%, 3/15/2018	2,000,000	2,002,106
1.950%, 6/15/2018 (1)	400,000	401,656
Express Scripts Holding Co., 2.250%, 6/15/2019 (1)	1,000,000	1,004,861
Novartis Capital Corp., 1.800%, 2/14/2020 (1)	1,000,000	999,773

		5,408,396

Real Estate Investment Trusts — 0.4%
Welltower, Inc., 2.250%, 3/15/2018 (1)	1,000,000	1,005,089

Savings & Loans — 1.8%
Flagstar Bancorp, Inc., 6.125%, 7/15/2021	2,000,000	2,139,352
Meta Financial Group, Inc., 5.750%, 8/15/2026 (8)	2,050,000	2,131,188

		4,270,540

Semiconductors — 0.4%
Intel Corp., 2.450%, 7/29/2020 (1)	1,000,000	1,018,509

Software — 0.4%
Microsoft Corp., 1.850%, 2/6/2020	1,000,000	1,004,604

Telecommunications — 1.9%
AT&T, Inc., 2.450%, 6/30/2020 (1)	500,000	501,606
Cisco Systems, Inc.:
1.400%, 9/20/2019 (1)	500,000	497,272
1.650%, 6/15/2018 (1)	1,000,000	1,004,220
2.125%, 3/1/2019 (1)	1,500,000	1,517,673
Verizon Communications, Inc.:
2.625%, 2/21/2020	500,000	506,885
3.650%, 9/14/2018 (1)	500,000	515,219

		4,542,875

Total Corporate Bonds & Notes (identified cost $120,948,100)		121,857,681

Description	Shares or Principal Amount	Value
Mutual Funds — 1.9%
Eaton Vance Institutional Senior Loan Fund, Open-end Cayman Islands Exempted Co. (15)	110,732	$1,003,236
Fidelity Floating Rate High Income Fund	374,685	3,623,207

Total Mutual Funds (identified cost $4,439,112)		4,626,443

U.S. Government & U.S. Government Agency Obligations — 16.3%

Federal Home Loan Mortgage Corporation — 0.8%
1.750%, 5/30/2019	$2,000,000	2,017,748

Federal National Mortgage Association — 2.8%
1.000%, 2/26/2019	2,000,000	1,988,830
1.125%, 7/20/2018 (1)	2,000,000	2,001,514
1.500%, 6/22/2020 (1)	1,000,000	996,683
1.750%, 11/26/2019	1,750,000	1,762,691

		6,749,718

U.S. Treasury Bonds & Notes — 12.7%
0.750%, 3/31/2018 (1)	1,500,000	1,496,514
0.750%, 4/15/2018 (1)	2,000,000	1,995,000
0.875%, 6/15/2019 (1)	2,000,000	1,980,586
0.875%, 7/31/2019	1,000,000	989,219
1.000%, 2/15/2018	1,500,000	1,501,085
1.000%, 5/15/2018 (1)	1,500,000	1,500,293
1.000%, 5/31/2018	1,000,000	1,000,078
1.000%, 8/31/2019	1,500,000	1,487,022
1.000%, 9/30/2019	1,500,000	1,485,879
1.250%, 10/31/2018 (1)	2,000,000	2,003,710
1.250%, 11/15/2018 (1)	1,500,000	1,502,665
1.250%, 11/30/2018	1,500,000	1,502,432
1.250%, 1/31/2019	1,000,000	1,000,977
1.250%, 1/31/2020 (1)	2,000,000	1,988,046
1.375%, 9/30/2018 (1)	1,500,000	1,506,357
1.375%, 1/31/2020	1,000,000	997,617
1.500%, 2/28/2019	1,500,000	1,508,145
1.500%, 10/31/2019 (1)	2,000,000	2,005,118
1.625%, 8/31/2019	1,750,000	1,761,553
1.750%, 9/30/2019	1,500,000	1,514,355

		30,726,651

Total U.S. Government & U.S. Government Agency Obligations (identified cost $39,568,930)		39,494,117

U.S. Government Agency-Mortgage Securities — 0.6%

Federal National Mortgage Association — 0.6%
3.500%, 4/1/2026	138,432	144,610
4.000%, 11/1/2031	537,792	570,788
5.500%, 11/1/2033	155,860	175,090
5.500%, 2/1/2034	117,831	132,386
5.500%, 8/1/2037	275,547	309,384
9.500%, 12/1/2024	3,773	3,808
9.500%, 1/1/2025	6,189	6,252
9.500%, 1/1/2025	4,954	4,998
10.000%, 7/1/2020	12,774	13,047

		1,360,363

Government National Mortgage Association — 0.0%
7.500%, 8/15/2037	32,248	34,452
9.000%, 12/15/2019	5,649	6,000

		40,452

Total U.S. Government Agency-Mortgage Securities (identified cost $1,366,239)		1,400,815

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Short-Term Income Fund (continued)

Description	Shares	Value
Short-Term Investments — 17.2%

Collateral Pool Investments for Securities on Loan — 15.0%

Collateral pool allocation (3)		$36,341,551

Mutual Funds — 2.2%
BMO Institutional Prime Money Market Fund — Premier Class, 0.680% (4)	5,314,106	5,315,169

Total Short-Term Investments (identified cost $41,656,122)		41,656,720

Total Investments — 114.8% (identified cost $277,046,131)		277,883,904
Other Assets and Liabilities — (14.8)%		(35,812,483)

Total Net Assets — 100.0%		$242,071,421

Portfolio Sector Allocation*
Sector	Fund
Asset-Backed Securities	19.9%
Collateralized Mortgage Obligations	2.6
Commercial Mortgage Securities	6.0
Corporate Bonds & Notes	50.3
Mutual Funds	1.9
U.S. Government & U.S. Government Agency Obligations	16.3
U.S. Government Agency—Mortgage Securities	0.6
Other Assets & Liabilities, Net	2.4

Total	100.0%

Intermediate Tax-Free Fund**

Description	Principal Amount	Value
Municipals — 98.2%

Alabama — 1.3%
Other securities		$20,991,577

Alaska — 0.6%
Other securities		9,924,997

Arizona — 3.6%
State of Arizona, AGM:
5.000%, 10/1/2023, Call 4/1/2020	$1,000,000	1,104,560
5.250%, 10/1/2024, Call 10/1/2019	5,000,000	5,493,650
Other securities		50,447,930

		57,046,140

Arkansas — 1.5%
Other securities		23,440,443

California — 7.4%
Other securities		118,064,969

Colorado — 1.6%
Other securities		26,165,098

Connecticut — 0.9%
University of Connecticut:
5.000%, 3/15/2032, Call 3/15/2026	2,000,000	2,262,020
5.000%, 1/15/2033, Call 1/15/2027	4,000,000	4,521,760
Other securities		7,213,791

		13,997,571

Description	Principal Amount	Value
Municipals (continued)

Delaware — 0.6%
Other securities		$8,949,186

District of Columbia — 0.5%
Other securities		7,488,197

Florida — 4.6%
County of Orange, 5.000%, 1/1/2027, Call 1/1/2022	$5,810,000	6,657,156
Other securities		66,174,531

		72,831,687

Georgia — 2.7%
City of Atlanta Department of Aviation:
5.000%, 1/1/2031, Call 1/1/2024	1,000,000	1,144,510
5.000%, 1/1/2032, Call 1/1/2024	2,500,000	2,839,575
5.000%, 1/1/2033, Call 1/1/2024	1,000,000	1,130,520
5.000%, 1/1/2034, Call 1/1/2024	1,000,000	1,126,550
Gainesville & Hall County Hospital Authority:
5.000%, 2/15/2036, Call 2/15/2027	1,500,000	1,646,640
5.000%, 2/15/2037, Call 2/15/2027	2,000,000	2,188,580
5.000%, 2/15/2042, Call 2/15/2027	3,000,000	3,264,750
Other securities		30,322,481

		43,663,606

Guam — 0.1%
Other securities		2,172,600

Hawaii — 0.1%
Other securities		1,180,910

Idaho — 0.4%
Other securities		5,466,850

Illinois — 15.2%
Chicago Board of Education, 4.640%, 3/1/2017 (8)	6,750,000	6,750,000
Chicago Park District:
5.000%, 1/1/2023, Call 1/1/2022	1,060,000	1,171,639
5.000%, 1/1/2025, Call 7/1/2020	230,000	247,025
5.000%, 1/1/2026, Call 1/1/2021	730,000	785,407
5.000%, 1/1/2028, Call 1/1/2024	2,500,000	2,744,975
5.000%, 11/15/2029, Call 11/15/2018	130,000	138,788
5.000%, 1/1/2031, Call 1/1/2026	1,790,000	1,962,377
5.000%, 1/1/2040, Call 1/1/2026	1,000,000	1,061,480
City of Chicago:
5.000%, 11/1/2025	2,000,000	2,265,500
5.000%, 11/1/2027, Call 11/1/2026	2,500,000	2,807,225
5.000%, 11/1/2027, Call 11/1/2026	1,000,000	1,122,890
5.000%, 11/1/2028, Call 11/1/2026	1,000,000	1,115,930

(See Notes which are an integral part of the Financial Statements)

February 28, 2017 (Unaudited)

Schedules of Investments

Intermediate Tax-Free Fund** (continued)

Description	Principal Amount	Value
Municipals (continued)

Illinois (continued)
5.000%, 11/1/2029, Call 11/1/2026	$1,000,000	$1,109,030
6.000%, 1/1/2038, Call 1/1/2027	10,000,000	10,321,200
City of Chicago, AGM, 5.000%, 11/1/2027, Call 11/1/2018	200,000	211,778
Cook County Township High School District No. 220 Reavis:
6.000%, 12/1/2030, Call 12/1/2023	1,000,000	1,178,550
6.000%, 12/1/2031, Call 12/1/2023	2,035,000	2,398,349
6.000%, 12/1/2032, Call 12/1/2023	2,160,000	2,544,221
6.000%, 6/1/2033, Call 12/1/2023	2,235,000	2,623,644
County of Cook:
5.000%, 11/15/2029, Call 11/15/2026	1,500,000	1,669,275
5.000%, 11/15/2030, Call 11/15/2026	2,050,000	2,272,486
5.000%, 11/15/2031, Call 11/15/2026	2,000,000	2,206,760
5.250%, 11/15/2023, Call 11/15/2020	350,000	380,954
County of Cook, BAM, 5.000%, 11/15/2023	1,000,000	1,138,090
Illinois Finance Authority:
2.500%, 5/15/2018	170,000	170,658
5.000%, 11/15/2023, Call 11/15/2022	215,000	245,592
5.000%, 8/15/2024	250,000	282,443
5.000%, 5/15/2025	1,000,000	1,078,690
5.000%, 11/15/2026, Call 11/15/2025	1,000,000	1,150,450
5.000%, 11/15/2027, Call 11/15/2025	500,000	570,705
5.000%, 11/1/2029, Call 11/1/2026	2,000,000	2,204,360
5.000%, 5/15/2030, Call 5/15/2025	1,000,000	1,038,770
5.000%, 11/1/2030, Call 11/1/2026	1,200,000	1,314,456
5.000%, 11/1/2031, Call 11/1/2026	645,000	702,166
5.000%, 1/1/2036, Call 1/1/2027	2,000,000	2,140,940
6.000%, 8/15/2041, Call 8/15/2021	2,665,000	3,021,817
Illinois State Toll Highway Authority:
5.000%, 1/1/2028, Call 1/1/2023	1,000,000	1,124,940
5.000%, 1/1/2029, Call 1/1/2023	1,000,000	1,117,500
5.000%, 1/1/2030, Call 1/1/2026	1,000,000	1,145,710
5.000%, 12/1/2032, Call 1/1/2026	7,790,000	8,809,399
5.500%, 1/1/2033, Call 1/1/2018	490,000	508,997

Description	Principal Amount	Value
Municipals (continued)

Illinois (continued)
Kane McHenry Cook & De Kalb Counties Unit School District No. 300:
5.000%, 1/1/2023	$1,000,000	$1,143,510
5.000%, 1/1/2024	1,000,000	1,145,190
5.000%, 1/1/2026, Call 1/1/2025	4,000,000	4,584,320
5.250%, 1/1/2033, Call 1/1/2023	900,000	1,001,898
State of Illinois:
5.000%, 3/1/2020	500,000	526,525
5.000%, 4/1/2024, Call 4/1/2023	500,000	524,250
5.000%, 11/1/2025	7,000,000	7,345,660
5.000%, 2/1/2027	1,000,000	1,043,650
5.000%, 2/1/2029, Call 2/1/2027	1,000,000	1,029,900
5.000%, 11/1/2033, Call 11/1/2026	8,000,000	8,042,080
State of Illinois, AGM, 5.000%, 4/1/2028, Call 4/1/2023	3,205,000	3,378,070
Other securities		137,430,358

		244,050,577

Indiana — 2.5%
Indiana Finance Authority:
3.000%, 7/1/2019	250,000	254,453
5.000%, 8/15/2020	700,000	759,507
5.000%, 10/1/2022	300,000	334,677
5.000%, 10/1/2023	400,000	449,456
5.000%, 10/1/2024, Call 10/1/2023	275,000	306,908
5.000%, 5/1/2029, Call 5/1/2022	4,070,000	4,495,315
5.500%, 5/1/2024, Call 5/1/2019	1,000,000	1,079,160
Other securities		32,951,071

		40,630,547

Iowa — 0.4%
Other securities		5,915,512

Kansas — 0.2%
Other securities		3,624,539

Kentucky — 1.0%
Paducah Electric Plant Board, AGC, 5.000%, 10/1/2023, Call 4/1/2019	100,000	108,010
Paducah Electric Plant Board, AGM:
5.000%, 10/1/2027, Call 10/1/2026	2,000,000	2,309,180
5.000%, 10/1/2028, Call 10/1/2026	1,850,000	2,126,076
5.000%, 10/1/2030, Call 10/1/2026	1,500,000	1,711,875
5.000%, 10/1/2031, Call 10/1/2026	1,250,000	1,419,950
Other securities		8,443,669

		16,118,760

Louisiana — 3.0%
Parish of St. Bernard:
4.000%, 3/1/2020	3,470,000	3,695,758
4.000%, 3/1/2021	3,585,000	3,861,798

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Intermediate Tax-Free Fund** (continued)

Description	Principal Amount	Value
Municipals (continued)

Louisiana (continued)
Parish of St. James, 0.800%, 11/1/2040, Call 3/1/2017 (8)	$14,000,000	$14,000,000
State of Louisiana, 1.016%, 5/1/2018, Call 11/1/2017 (8)	7,000,000	6,952,680
Other securities		19,619,886

		48,130,122

Maine — 0.6%
Maine State Housing Authority, 3.850%, 11/15/2029, Call 11/15/2021	7,500,000	7,836,900
Other securities		2,059,941

		9,896,841

Maryland — 0.3%
Other securities		5,164,583

Massachusetts — 1.1%
Commonwealth of Massachusetts, NATL-RE FGIC:
0.840%, 12/1/2030, Call 3/2/2017 (8)(14)	7,375,000	6,806,380
0.840%, 12/1/2030, Call 3/6/2017 (8)(14)	1,450,000	1,338,202
Other securities		9,820,796

		17,965,378

Michigan — 4.7%
Michigan Finance Authority:
5.000%, 7/1/2026, Call 7/1/2025	175,000	197,043
5.000%, 7/1/2027, Call 7/1/2025	600,000	671,400
5.000%, 7/1/2029, Call 7/1/2025	950,000	1,067,448
5.000%, 7/1/2032, Call 7/1/2025	1,500,000	1,655,550
5.000%, 11/15/2032, Call 11/15/2026	1,000,000	1,111,990
5.000%, 7/1/2034, Call 7/1/2025	3,000,000	3,281,670
5.000%, 7/1/2034, Call 7/1/2025	500,000	540,980
5.000%, 11/15/2041, Call 11/15/2026	1,000,000	1,084,710
Other securities		66,071,147

		75,681,938

Minnesota — 0.4%
Other securities		6,720,980

Mississippi — 0.3%
Other securities		5,070,037

Missouri — 2.3%
Other securities		36,097,013

Nebraska — 0.6%
Other securities		10,031,356

Nevada — 1.1%
Las Vegas Valley Water District, 5.000%, 6/1/2028, Call 6/1/2022	5,115,000	5,825,985
Other securities		11,845,849

		17,671,834

Description	Principal Amount	Value
Municipals (continued)

New Hampshire — 0.1%
Other securities		$1,642,297

New Jersey — 3.5%
New Jersey Economic Development Authority:
5.000%, 11/1/2021	$4,600,000	4,912,524
5.500%, 6/15/2030, Call 12/15/2026	2,500,000	2,673,450
New Jersey Higher Education Student Assistance Authority, 4.875%, 12/1/2024, Call 12/1/2019	6,995,000	7,307,677
New Jersey State Turnpike Authority:
5.000%, 1/1/2032, Call 7/1/2022	3,440,000	3,846,333
5.000%, 1/1/2035, Call 1/1/2022	1,685,000	1,851,242
New Jersey State Turnpike Authority, NATL-RE:
1.120%, 1/1/2030, Call 3/7/2017 (8)(14)	350,000	315,023
1.120%, 1/1/2030, Call 3/3/2017 (8)(14)	1,900,000	1,710,137
1.138%, 1/1/2030, Call 3/2/2017 (8)(14)	475,000	427,533
1.260%, 1/1/2030, Call 3/3/2017 (8)(14)	500,000	450,037
New Jersey Transportation Trust Fund Authority:
1.640%, 12/15/2019, Call 6/15/2019 (8)	5,000,000	4,926,600
5.000%, 6/15/2022	500,000	538,365
5.000%, 6/15/2032, Call 12/15/2024	5,000,000	5,083,450
5.250%, 12/15/2023	240,000	261,672
5.250%, 12/15/2023, Call 12/15/2018	1,355,000	1,439,606
New Jersey Transportation Trust Fund Authority, BAM:
5.000%, 6/15/2028, Call 6/15/2022	5,000,000	5,311,550
5.000%, 6/15/2033, Call 6/15/2022	3,000,000	3,054,090
5.250%, 6/15/2033, Call 6/15/2023	5,635,000	5,895,055
New Jersey Transportation Trust Fund Authority, BHAC, 0.000%, 12/15/2024	440,000	355,190
New Jersey Turnpike Authority, 5.000%, 1/1/2031, Call 1/1/2025	500,000	571,535
Other securities		5,546,993

		56,478,062

New Mexico — 1.5%
New Mexico Municipal Energy Acquisition Authority, 1.273%, 8/1/2019, Call 2/1/2019 (8)	10,000,000	9,977,400
Other securities		14,514,669

		24,492,069

New York — 4.6%
Metropolitan Transportation Authority, 0.873%, 11/1/2017, Call 5/1/2017 (8)	2,800,000	2,794,904

(See Notes which are an integral part of the Financial Statements)

February 28, 2017 (Unaudited)

Schedules of Investments

Intermediate Tax-Free Fund** (continued)

Description	Principal Amount	Value
Municipals (continued)

New York (continued)
Metropolitan Transportation Authority, AGM, 1.138%, 5/15/2018, Call 11/15/2017 (8)	$4,000,000	$4,001,560
New York City Transitional Finance Authority, 5.000%, 11/1/2024, Call 11/1/2022	5,715,000	6,634,829
New York State Dormitory Authority, 5.000%, 3/15/2027, Call 3/15/2022	7,555,000	8,642,844
New York State Energy Research & Development Authority, NATL-RE, 1.120%, 12/1/2020, Call 3/7/2017 (8)(14)	6,450,000	6,212,853
New York Transportation Development Corp.:
4.000%, 7/1/2031, Call 7/1/2024 (16)	2,000,000	1,992,340
5.000%, 7/1/2034, Call 7/1/2024 (16)	1,250,000	1,354,237
New York Transportation Development Corp., AGM, 4.000%, 7/1/2032, Call 7/1/2024 (16)	2,500,000	2,514,100
Other securities		39,638,295

		73,785,962

North Carolina — 0.8%
Other securities		12,203,251

North Dakota — 1.4%
North Dakota Public Finance Authority:
4.000%, 6/1/2023	2,440,000	2,709,937
4.000%, 6/1/2024, Call 6/1/2023	2,190,000	2,408,014
4.000%, 6/1/2025, Call 6/1/2023	1,145,000	1,252,710
Williston Parks & Recreation District:
3.000%, 3/1/2017	420,000	420,000
4.500%, 3/1/2020	1,205,000	1,241,740
4.500%, 3/1/2025, Call 3/1/2021	2,525,000	2,563,708
4.625%, 3/1/2026, Call 3/1/2021	2,620,000	2,661,501
Other securities		9,112,871

		22,370,481

Ohio — 4.1%
City of Cleveland:
5.000%, 1/1/2022, Call 1/1/2021	2,320,000	2,572,462
5.000%, 1/1/2031, Call 1/1/2022	1,270,000	1,398,918
City of Cleveland, AGM:
5.000%, 1/1/2030, Call 1/1/2022	3,900,000	4,321,941
5.000%, 1/1/2031, Call 1/1/2022	1,000,000	1,101,510
Elyria City School District, School District Credit Program:
4.000%, 12/1/2026, Call 12/1/2022	480,000	526,099

Description	Principal Amount	Value
Municipals (continued)

Ohio (continued)
4.000%, 12/1/2027, Call 12/1/2022	$1,160,000	$1,267,474
4.000%, 12/1/2028, Call 12/1/2022	1,130,000	1,233,429
4.000%, 12/1/2032, Call 12/1/2022	1,015,000	1,058,889
4.000%, 12/1/2033, Call 12/1/2022	1,550,000	1,611,225
4.000%, 12/1/2034, Call 12/1/2022	1,435,000	1,487,119
Other securities		48,259,070

		64,838,136

Oklahoma — 0.7%
Other securities		11,251,879

Oregon — 0.8%
Other securities		13,271,736

Pennsylvania — 2.2%
Pennsylvania Turnpike Commission:
1.620%, 12/1/2021, Call 6/1/2021 (8)	5,000,000	5,024,650
5.000%, 12/1/2030, Call 12/1/2020 (17)	215,000	243,978
5.000%, 12/1/2030, Call 12/1/2020 (17)	370,000	411,540
5.500%, 12/1/2042, Call 12/1/2026	3,000,000	3,417,150
6.000%, 12/1/2034, Call 12/1/2020 (17)	55,000	64,417
6.000%, 12/1/2034, Call 12/1/2020 (17)	70,000	81,985
6.000%, 12/1/2034, Call 12/1/2020 (17)	270,000	307,614
Other securities		25,925,144

		35,476,478

Puerto Rico — 0.0%
Other securities		464,667

Rhode Island — 1.1%
Rhode Island Student Loan Authority:
3.375%, 12/1/2023, Call 12/1/2020 (16)	300,000	301,935
3.950%, 12/1/2017	250,000	255,983
4.000%, 12/1/2022, Call 12/1/2021 (16)	2,885,000	3,024,634
4.200%, 12/1/2018, Call 12/1/2017	600,000	615,198
4.250%, 12/1/2020, Call 12/1/2017	500,000	508,410
4.250%, 12/1/2025, Call 12/1/2021 (16)	2,205,000	2,272,716
4.500%, 12/1/2021, Call 12/1/2017	1,000,000	1,017,380
4.750%, 12/1/2028, Call 12/1/2021 (16)	1,000,000	1,043,480
4.750%, 12/1/2029, Call 12/1/2021 (16)	680,000	701,209
Other securities		7,322,337

		17,063,282

South Carolina — 1.1%
Other securities		17,816,021

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Intermediate Tax-Free Fund** (continued)

Description	Principal Amount	Value
Municipals (continued)

South Dakota — 1.1%
South Dakota Health & Educational Facilities Authority:
4.000%, 11/1/2021	$500,000	$550,370
4.250%, 9/1/2023	740,000	818,588
4.500%, 9/1/2018	500,000	521,780
4.500%, 9/1/2020	900,000	978,120
4.500%, 9/1/2021, Call 9/1/2020	1,080,000	1,169,165
4.500%, 9/1/2022, Call 9/1/2020	1,005,000	1,079,179
5.000%, 9/1/2019	200,000	217,950
5.000%, 11/1/2022	715,000	830,916
5.000%, 8/1/2023	375,000	434,299
5.000%, 11/1/2023	625,000	733,288
5.000%, 8/1/2024	195,000	227,358
5.000%, 11/1/2024	650,000	767,604
5.000%, 11/1/2024, Call 11/1/2019	1,000,000	1,085,750
5.000%, 11/1/2025, Call 11/1/2024	600,000	688,644
5.000%, 11/1/2026, Call 11/1/2024	550,000	626,786
5.000%, 9/1/2027, Call 9/1/2024	720,000	811,375
South Dakota Health & Educational Facilities Authority, AMBAC, 5.000%, 8/1/2022, Call 8/1/2017	980,000	994,269
Other securities		4,640,831

		17,176,272

Tennessee — 1.6%
Knox County Health Educational & Housing Facility Board, 5.000%, 1/1/2042, Call 1/1/2027	5,815,000	6,357,598
Tennessee Energy Acquisition Corp.:
5.000%, 2/1/2023	5,310,000	5,988,459
5.250%, 9/1/2021	3,810,000	4,316,920
5.250%, 9/1/2022	250,000	286,750
Other securities		7,754,167

		24,703,894

Texas — 6.6%
Austin Community College District, 5.000%, 8/1/2031, Call 8/1/2025	5,250,000	6,063,278
Dallas/Fort Worth International Airport:
5.000%, 11/1/2024, Call 11/1/2022	1,000,000	1,144,230
5.000%, 11/1/2032, Call 11/1/2020	5,000,000	5,583,150
5.000%, 11/1/2033, Call 11/1/2023	2,000,000	2,259,140
5.250%, 11/1/2033, Call 11/1/2023	1,200,000	1,394,892
Harris County Cultural Education Facilities Finance Corp.:
1.390%, 6/1/2020 (8)	2,000,000	2,006,740
1.470%, 6/1/2021 (8)	2,400,000	2,408,472
5.250%, 10/1/2029, Call 10/1/2019	1,550,000	1,696,010

Description	Principal Amount	Value
Municipals (continued)

Texas (continued)
North Texas Tollway Authority:
1.440%, 1/1/2019, Call 7/1/2018 (8)	$1,750,000	$1,753,063
5.000%, 1/1/2027, Call 1/1/2025	2,090,000	2,430,252
North Texas Tollway Authority, AGC, 5.750%, 1/1/2038, Call 1/1/2019	1,725,000	1,872,677
North Texas Tollway Authority, BHAC:
5.125%, 1/1/2028, Call 1/1/2018	435,000	450,338
5.125%, 1/1/2028, Call 1/1/2018	65,000	67,066
Other securities		76,172,095

		105,301,403

Utah — 0.8%
Other securities		13,393,981

Vermont — 0.1%
Other securities		1,578,037

Virgin Islands — 0.2%
Other securities		3,569,598

Virginia — 0.4%
Other securities		6,951,713

Washington — 1.9%
Other securities		30,706,840

West Virginia — 0.4%
Other securities		5,983,173

Wisconsin — 3.5%
Wisconsin Center District:
0.000%, 12/15/2033, Call 6/15/2026	2,200,000	1,088,032
0.000%, 12/15/2034, Call 6/15/2026	6,665,000	3,101,691
Wisconsin Center District, AGM:
5.250%, 12/15/2023	520,000	597,184
5.250%, 12/15/2027	1,930,000	2,264,411
Wisconsin Health & Educational Facilities Authority:
4.500%, 10/15/2026, Call 10/15/2021	20,000	21,534
4.750%, 10/15/2029, Call 10/15/2021	605,000	651,391
5.000%, 8/15/2018	1,000,000	1,056,240
5.000%, 6/1/2019	430,000	444,177
5.000%, 7/1/2019	990,000	1,060,003
5.000%, 8/15/2019	250,000	269,463
5.000%, 8/15/2019	955,000	1,041,380
5.000%, 8/15/2020	1,060,000	1,188,461
5.000%, 8/15/2021	1,160,000	1,329,824
5.000%, 10/1/2022	750,000	870,330
5.000%, 6/1/2026, Call 6/1/2020	135,000	151,182
5.000%, 8/15/2027, Call 8/15/2022	500,000	585,820
5.000%, 8/15/2029, Call 8/15/2022	1,700,000	1,991,788
5.000%, 4/1/2032, Call 10/1/2022	4,560,000	5,022,658
5.000%, 6/1/2032, Call 6/1/2022	1,000,000	1,072,730

(See Notes which are an integral part of the Financial Statements)

February 28, 2017 (Unaudited)

Schedules of Investments

Intermediate Tax-Free Fund** (continued)

Description	Principal Amount	Value
Municipals (continued)

Wisconsin (continued)
5.000%, 8/15/2032, Call 8/15/2022	$5,000,000	$5,858,200
5.250%, 6/1/2034, Call 6/1/2020	300,000	326,229
5.375%, 8/15/2024, Call 2/15/2020	1,625,000	1,786,232
Wisconsin Health & Educational Facilities Authority, AGM, 5.000%, 7/15/2027, Call 7/15/2021	3,655,000	4,027,481
Other securities		20,678,363

		56,484,804

Wyoming — 0.1%
Other securities		1,621,935

Total Municipals (identified cost $1,533,521,588)		1,572,779,819

Mutual Funds — 1.0%
Other securities (4)		16,131,470

Short-Term Investments — 0.0%

Mutual Funds — 0.0%
Other securities (4)		38,819

Total Short-Term Investments (identified cost $38,819)		38,819

Total Investments — 99.2% (identified cost $1,549,250,504)		1,588,950,108
Other Assets and Liabilities — 0.8%		12,352,194

Total Net Assets — 100.0%		$1,601,302,302

Municipal Issuance/Industry Type*
Issuance/Industry	Fund
General Obligation—23.1%
School District	13.4%
State or Local	9.7
Revenue Bonds—75.1%
Appropriation	18.9
Education	8.0
General Revenue	1.0
Healthcare	16.9
Housing	4.3
Industrial Revenue	0.4
Power	2.8
Special Tax	2.1
Student Loan	0.7
Tobacco	0.8
Transportation	10.8
Water & Sewer	8.4
Other Assets & Liabilities, Net	1.8

Total	100.0%

Mortgage Income Fund

Description	Principal Amount	Value
Asset-Backed Security — 0.3%

Federal Home Loan Mortgage Corporation — 0.3%
1.038%, 8/25/2031, (Series T-32) (8)	$273,719	$268,490

Total Asset-Backed Securities (identified cost $273,719)		268,490

Collateralized Mortgage Obligations — 10.4%

Federal National Mortgage Association — 0.7%
1.178%, 4/25/2034, (Series 2004-25) (8)	238,913	239,214
4.000%, 3/25/2041, (Series 2012-21)	370,076	389,323

		628,537

Government National Mortgage Association — 0.4%
4.500%, 8/20/2028, (Series 2009-116)	347,341	350,858

Private Sponsor — 9.3%
Alternative Loan Trust, Class 1A1, (Series 2004-24CB), 6.000%, 11/25/2034	940,241	971,460
Banc of America Funding Trust, Class 2A1, (Series 2005-5), 5.500%, 9/25/2035	348,058	368,614
Chase Mortgage Finance Trust:
Class 7A1, (Series 2007-A2), 4.096%, 7/25/2037 (8)	567,551	514,960
Class A1, (Series 2005-S2), 5.500%, 10/25/2035	695,680	718,692
ChaseFlex Trust, Class 4A3, (Series 2005-2), 6.000%, 5/25/2020	150,993	142,603
GSR Mortgage Loan Trust, Class 2A4, (Series 2007-1F), 5.500%, 1/25/2037	174,289	173,866
Morgan Stanley Mortgage Loan Trust, Class 2A2, (Series 2004-10AR), 3.109%, 11/25/2034 (8)	821,325	834,346
Residential Asset Securitization Trust, Class A4, (Series 2005-A8CB), 5.500%, 7/25/2035	851,032	763,718
RFMSI Series Trust, Class A2, (Series 2006-S4), 6.000%, 4/25/2036	762,125	722,601
Structured Adjustable Rate Mortgage Loan Trust, Class 1A2, (Series 2004-18), 3.538%, 12/25/2034 (8)	717,044	681,094
Wells Fargo Mortgage Backed Securities Trust:
Class 1A2, (Series 2006-6), 5.750%, 5/25/2036	447,960	449,289
Class A1, (Series 2006-AR19), 3.033%, 12/25/2036 (8)	917,950	848,999
Class A1, (Series 2007-15), 6.000%, 11/25/2037	871,739	865,823
Class A8, (Series 2007-11), 6.000%, 8/25/2037	643,599	637,257

		8,693,322

Total Collateralized Mortgage Obligations (identified cost $9,639,473)		9,672,717

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Mortgage Income Fund (continued)

Description	Principal Amount	Value
Commercial Mortgage Securities — 11.7%

Private Sponsor — 11.7%
Citigroup Commercial Mortgage Trust, Class B, (Series 2014-GC23), 4.175%, 7/10/2047 (8)	$1,000,000	$1,027,502
FREMF Mortgage Trust:
Class B, (Series 2012-K19), 4.033%, 5/25/2045 (6)(8)	2,000,000	2,103,788
Class B, (Series 2014-K37), 4.558%, 1/25/2047 (6)(8)	2,000,000	2,136,890
Class C, (Series 2012-K21), 3.938%, 7/25/2045 (6)(8)	1,500,000	1,507,530
JP Morgan Chase Commercial Mortgage Securities Trust, Class B, (Series 2014-C20), 4.399%, 7/15/2047 (8)	2,000,000	2,100,430
UBS-Barclays Commercial Mortgage Trust, Class B, (Series 2013-C6), 3.875%, 4/10/2046 (6)(8)	2,000,000	2,047,328

Total Commercial Mortgage Securities (identified cost $10,650,339)		10,923,468

U.S. Government Agency-Mortgage Securities — 76.3%

Federal Home Loan Mortgage Corporation — 18.9%
2.500%, 4/1/2028	1,763,183	1,789,550
3.000%, 2/1/2029	1,361,255	1,402,548
3.500%, 4/1/2042	88,443	91,204
3.500%, 9/1/2044	3,550,905	3,647,184
4.000%, 10/1/2031	1,558,885	1,656,600
4.000%, 12/1/2040	444,084	470,496
4.000%, 2/1/2044	2,841,532	3,015,487
4.000%, 11/1/2045	1,559,017	1,640,901
4.500%, 9/1/2031	460,874	497,339
4.500%, 7/1/2040	33,309	36,015
4.500%, 11/1/2040	900,407	974,460
4.500%, 2/1/2041	1,301,791	1,404,480
5.000%, 12/1/2022	140,404	148,534
5.000%, 1/1/2040	287,574	317,891
5.500%, 11/1/2018	52,569	53,364
5.500%, 10/1/2021	144,553	153,088
5.500%, 7/1/2035	53,894	60,732
6.000%, 12/1/2036	28,861	32,868
6.000%, 12/1/2037	27,510	31,442
7.500%, 4/1/2024	37,994	42,731
7.500%, 4/1/2027	22,037	25,622
8.000%, 8/1/2030	22,303	27,431
8.500%, 9/1/2024	19,946	22,502
9.000%, 6/1/2019	2,619	2,642
9.500%, 2/1/2025	7,457	7,554

		17,552,665

Federal National Mortgage Association — 52.7%
2.500%, 9/1/2029	1,896,931	1,904,259
2.500%, 5/1/2031	2,744,531	2,755,133
2.500%, 11/1/2031	1,946,794	1,954,315
3.000%, 8/1/2032	241,688	246,665
3.000%, 5/1/2043	1,783,248	1,776,946
3.000%, 5/1/2043	2,101,031	2,093,606
3.000%, 8/1/2043	1,573,321	1,567,761
3.000%, 7/1/2045	2,662,940	2,654,826
3.000%, 10/1/2046	1,471,809	1,464,014
3.500%, 7/1/2032	473,377	493,964
3.500%, 10/1/2042	2,107,943	2,172,558
3.500%, 5/1/2043	2,825,270	2,920,193

Description	Shares or Principal Amount	Value
U.S. Government Agency-Mortgage Securities (continued)

Federal National Mortgage Association (continued)
3.500%, 9/1/2043	$2,246,452	$2,322,164
3.500%, 2/1/2045	2,564,795	2,638,940
3.500%, 4/1/2045	1,456,353	1,495,007
3.500%, 5/1/2045	980,156	1,006,172
3.500%, 11/1/2045	2,580,358	2,648,846
4.000%, 11/1/2031	896,321	951,314
4.000%, 2/1/2041	1,472,534	1,555,241
4.000%, 3/1/2041	308,903	327,496
4.000%, 9/1/2043	1,242,546	1,317,079
4.000%, 5/1/2044	2,194,274	2,308,796
4.500%, 12/1/2040	1,115,548	1,203,637
4.500%, 4/1/2041	2,495,622	2,695,082
4.500%, 6/1/2042	1,072,736	1,161,768
5.000%, 5/1/2018	61,720	63,237
5.000%, 5/1/2042	1,185,998	1,303,444
5.500%, 1/1/2023	155,518	172,996
5.500%, 10/1/2024	253,827	282,377
5.500%, 2/1/2036	189,256	212,460
5.500%, 7/1/2036	400,194	449,598
5.500%, 8/1/2037	735,368	825,672
6.000%, 9/1/2021	192,063	204,356
6.000%, 5/1/2039	667,118	763,958
6.500%, 8/1/2030	394,363	444,469
6.500%, 12/1/2031	24,408	28,136
6.500%, 11/1/2037	88,485	98,450
7.000%, 3/1/2029	51,937	60,604
7.000%, 7/1/2029	153,593	176,730
7.000%, 2/1/2030	101,901	114,475
7.500%, 10/1/2030	23,190	26,089
8.000%, 10/1/2028	170,512	186,428
8.000%, 4/1/2030	42,248	50,254

		49,099,515

Government National Mortgage Association — 4.7%
3.000%, 2/20/2045	2,222,859	2,256,473
5.000%, 4/15/2034	305,856	339,814
5.500%, 9/15/2033	732,053	827,382
6.000%, 12/20/2033	777,459	905,785
7.000%, 8/15/2031	39,439	45,342
9.500%, 10/15/2024	5,837	5,869

		4,380,665

Total U.S. Government Agency-Mortgage Securities (identified cost $70,447,236)		71,032,845

Short-Term Investments — 1.1%

Mutual Funds — 1.1%
BMO Government Money Market Fund — Premier Class, 0.370% (4)	1,032,709	1,032,709

Total Short-Term Investments (identified cost $1,032,709)		1,032,709

Total Investments — 99.8% (identified cost $92,043,476)		92,930,229
Other Assets and Liabilities — 0.2%		182,998

Total Net Assets — 100.0%		$93,113,227

(See Notes which are an integral part of the Financial Statements)

February 28, 2017 (Unaudited)

Schedules of Investments

Mortgage Income Fund (continued)

Portfolio Sector Allocation*
Sector	Fund
Asset-Backed Securities	0.3%
Collateralized Mortgage Obligations	10.4
Commercial Mortgage Securities	11.7
U.S. Government Agency—Mortgage Securities	76.3
Other Assets & Liabilities, Net	1.3

Total	100.0%

TCH Intermediate Income Fund

Description	Principal Amount	Value
Corporate Bonds & Notes — 50.4%

Auto Manufacturers — 5.3%
Daimler Finance North America LLC, 2.000%, 7/6/2021 (6)	$700,000	$682,835
Ford Motor Credit Co. LLC, 1.964%, 11/4/2019 (8)	2,000,000	2,008,750
General Motors Financial Co., Inc., 3.700%, 5/9/2023 (1)	500,000	505,630
Hyundai Capital America, 4.000%, 6/8/2017 (6)	1,000,000	1,006,152

		4,203,367

Banks — 13.1%
Australia & New Zealand Banking Group, Ltd., 4.500%, 3/19/2024 (1)(6)	500,000	518,790
Banco Santander Chile, 1.915%, 4/11/2017 (6)(8)	1,000,000	1,000,136
Canadian Imperial Bank of Commerce, 1.466%, 9/6/2019 (8)	800,000	802,748
Capital One Financial Corp., 4.200%, 10/29/2025 (1)	750,000	763,873
Goldman Sachs Group, Inc., 2.239%, 4/30/2018 (8)	2,000,000	2,021,228
HSBC Holdings PLC:
2.712%, 5/25/2021 (8)	900,000	930,372
4.250%, 3/14/2024	1,000,000	1,019,548
Morgan Stanley:
1.739%, 1/5/2018 (8)	1,000,000	1,004,230
1.781%, 7/23/2019 (8)	1,500,000	1,510,886
Westpac Banking Corp., 1.612%, 8/19/2019 (8)	750,000	753,704

		10,325,515

Beverages — 0.9%
Molson Coors Brewing Co., 3.000%, 7/15/2026 (1)	750,000	717,258

Chemicals — 1.0%
CF Industries, Inc., 3.450%, 6/1/2023 (1)	800,000	747,000

Computers — 3.6%
Apple, Inc., 1.285%, 5/3/2018 (1)(8)	2,000,000	2,006,094
Diamond 1 Finance Corp., 5.450%, 6/15/2023 (1)(6)	750,000	811,568

		2,817,662

Diversified Financial Services — 3.9%
American Express Credit Corp., 1.529%, 8/15/2019 (8)	2,000,000	2,002,266

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Diversified Financial Services (continued)
Discover Financial Services, 4.100%, 2/9/2027	$500,000	$504,699
Jefferies Group LLC, 5.125%, 1/20/2023	500,000	533,129

		3,040,094

Food — 1.9%
Kellogg Co., 2.650%, 12/1/2023 (1)	750,000	735,058
Mondelez International Holdings Netherlands BV, 1.649%, 10/28/2019 (6)(8)	750,000	753,074

		1,488,132

Forest Products & Paper — 0.6%
International Paper Co., 3.000%, 2/15/2027	500,000	474,471

Healthcare-Products — 0.9%
Zimmer Biomet Holdings, Inc., 3.550%, 4/1/2025	750,000	744,843

Holding Companies-Diversified — 0.7%
Leucadia National Corp., 5.500%, 10/18/2023 (1)	500,000	532,864

Insurance — 3.2%
Berkshire Hathaway Finance Corp., 1.498%, 3/7/2018 (8)	1,800,000	1,810,836
Voya Financial, Inc., 3.650%, 6/15/2026	750,000	741,572

		2,552,408

Mining — 1.8%
Barrick Gold Corp., 4.100%, 5/1/2023 (1)	500,000	537,608
Glencore Funding LLC, 4.625%, 4/29/2024 (6)	500,000	527,828
Teck Resources, Ltd., 3.750%, 2/1/2023 (1)	350,000	342,493

		1,407,929

Miscellaneous Manufacturing — 1.0%
Trinity Industries, Inc., 4.550%, 10/1/2024 (1)	800,000	804,739

Oil & Gas — 4.4%
Ensco PLC, 4.500%, 10/1/2024	1,000,000	862,500
Petrobras Global Finance BV, 5.750%, 1/20/2020	1,000,000	1,051,500
Petroleos Mexicanos, 5.375%, 3/13/2022 (6)	750,000	785,400
Rowan Cos., Inc., 4.875%, 6/1/2022 (1)	750,000	720,000

		3,419,400

Pipelines — 1.3%
Energy Transfer Partners LP, 4.150%, 10/1/2020 (1)	1,000,000	1,042,281

Real Estate Investment Trusts — 3.0%
EPR Properties, 5.250%, 7/15/2023	1,250,000	1,320,151
Senior Housing Properties Trust, 4.750%, 5/1/2024	1,000,000	1,023,026

		2,343,177

Retail — 1.0%
Walgreens Boots Alliance, Inc., 3.100%, 6/1/2023 (1)	750,000	751,916

(See Notes which are an integral part of the Financial Statements)

BMO Funds

TCH Intermediate Income Fund (continued)

Description	Shares or Principal Amount	Value
Corporate Bonds & Notes (continued)

Semiconductors — 0.9%
Micron Technology, Inc., 5.500%, 2/1/2025 (1)	$650,000	$674,375

Telecommunications — 0.6%
Motorola Solutions, Inc., 4.000%, 9/1/2024 (1)	500,000	501,903

Transportation — 1.3%
Asciano Finance, Ltd., 4.625%, 9/23/2020 (6)	1,000,000	1,041,006

Total Corporate Bonds & Notes (identified cost $38,882,079)		39,630,340

U.S. Government & U.S. Government Agency Obligations — 12.4%

U.S. Treasury Bonds & Notes — 12.4%
0.125%, 4/15/2020 (1)	4,639,275	4,728,168
3.125%, 4/30/2017 (1)	5,000,000	5,021,945

Total U.S. Government & U.S. Government Agency Obligations (identified cost $9,623,064)		9,750,113

U.S. Government Agency-Mortgage Securities — 22.6%

Federal Home Loan Mortgage Corporation — 10.7%
3.000%, 9/1/2045	1,721,589	1,710,877
3.500%, 10/1/2043	2,348,532	2,419,364
3.500%, 2/1/2044	2,249,939	2,317,723
4.000%, 4/1/2044	1,863,588	1,961,963

		8,409,927

Federal National Mortgage Association — 11.9%
3.000%, 5/1/2043	1,359,525	1,354,721
3.000%, 9/1/2044	1,966,503	1,958,027
3.000%, 6/1/2045	2,089,390	2,078,325
3.000%, 7/1/2045	2,611,289	2,597,459
3.500%, 4/1/2045	1,336,819	1,372,301

		9,360,833

Total U.S. Government Agency-Mortgage Securities (identified cost $17,731,592)		17,770,760

Short-Term Investments — 29.2%

Collateral Pool Investments for Securities on Loan — 21.7%
Collateral pool allocation (3)		17,059,991

Mutual Funds — 7.5%
BMO Institutional Prime Money Market Fund — Premier Class, 0.680% (4)	5,896,967	5,898,146

Total Short-Term Investments (identified cost $22,957,726)		22,958,137

Total Investments — 114.6% (identified cost $89,194,461)		90,109,350
Other Assets and Liabilities — (14.6)%		(11,507,432)

Total Net Assets — 100.0%		$78,601,918

Portfolio Sector Allocation*
Sector	Fund
Corporate Bonds & Notes	50.4%
U.S. Government & U.S. Government Agency Obligations	12.4
U.S. Government Agency—Mortgage Securities	22.6
Other Assets & Liabilities, Net	14.6

Total	100.0%

TCH Corporate Income Fund

Description	Principal Amount	Value
Corporate Bonds & Notes — 90.4%

Aerospace/Defense — 1.1%
Lockheed Martin Corp., 2.500%, 11/23/2020 (1)	$2,500,000	$2,527,452

Agriculture — 1.9%
Philip Morris International, Inc.:
2.000%, 2/21/2020	2,000,000	1,995,896
2.900%, 11/15/2021 (1)	1,000,000	1,015,797
Reynolds American, Inc., 2.300%, 6/12/2018 (1)	1,500,000	1,510,962

		4,522,655

Apparel — 0.9%
Ralph Lauren Corp., 2.125%, 9/26/2018	2,000,000	2,017,196

Auto Manufacturers — 2.6%
Daimler Finance North America LLC:
1.635%, 1/6/2020 (6)(8)	1,000,000	1,005,019
2.000%, 7/6/2021 (6)	2,500,000	2,438,697
Ford Motor Credit Co. LLC, 1.964%, 11/4/2019 (8)	1,500,000	1,506,563
General Motors Financial Co., Inc., 4.000%, 1/15/2025	1,000,000	1,009,246

		5,959,525

Banks — 12.5%
Banco Santander Chile, 1.915%, 4/11/2017 (6)(8)	1,000,000	1,000,136
Bank of America Corp.:
1.868%, 4/1/2019 (8)	1,000,000	1,009,736
2.063%, 1/15/2019 (8)	2,000,000	2,023,450
Canadian Imperial Bank of Commerce, 1.466%, 9/6/2019 (8)	2,000,000	2,006,870
Citigroup, Inc.:
1.493%, 3/10/2017 (8)	750,000	750,107
2.361%, 9/1/2023 (1)(8)	2,000,000	2,057,434
Goldman Sachs Group, Inc.:
2.139%, 11/15/2018 (8)	1,000,000	1,012,283
2.142%, 4/26/2022 (8)	1,000,000	1,009,350
2.239%, 4/30/2018 (8)	1,500,000	1,515,921
HSBC Holdings PLC, 2.712%, 5/25/2021 (8)	1,500,000	1,550,620
HSBC USA, Inc., 1.298%, 6/23/2017 (8)	1,500,000	1,501,449
JPMorgan Chase & Co.:
1.836%, 3/22/2019 (8)	2,000,000	2,017,478
2.244%, 10/29/2020 (8)	1,000,000	1,022,757
Mizuho Financial Group, Inc., 2.953%, 2/28/2022	1,500,000	1,502,760
Morgan Stanley, 1.781%, 7/23/2019 (8)	1,500,000	1,510,886
National City Bank, 1.318%, 6/7/2017 (8)	2,000,000	2,001,696
Toronto-Dominion Bank, 2.009%, 4/7/2021 (8)	2,000,000	2,032,566
U.S. Bank NA, 1.363%, 1/24/2020 (1)(8)	1,500,000	1,502,585
Wells Fargo Bank NA, 1.654%, 5/24/2019 (8)	1,000,000	1,003,707
Westpac Banking Corp., 1.612%, 8/19/2019 (8)	1,000,000	1,004,939

		29,036,730

(See Notes which are an integral part of the Financial Statements)

February 28, 2017 (Unaudited)

Schedules of Investments

TCH Corporate Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Beverages — 2.1%
Anheuser-Busch InBev Finance, Inc.:
2.294%, 2/1/2021 (8)	$1,250,000	$1,287,614
2.650%, 2/1/2021 (1)	1,500,000	1,518,115
PepsiCo, Inc., 1.209%, 4/30/2018 (8)	2,000,000	2,001,624

		4,807,353

Biotechnology — 1.4%
Amgen, Inc.:
1.430%, 5/22/2017 (8)	2,000,000	2,001,258
2.200%, 5/22/2019 (1)	1,300,000	1,312,810

		3,314,068

Chemicals — 2.1%
Braskem America Finance Co., 7.125%, 7/22/2041 (6)	1,000,000	1,058,100
CF Industries, Inc., 5.375%, 3/15/2044	2,000,000	1,785,000
Mexichem SAB de C.V.:
5.875%, 9/17/2044 (6)	500,000	476,250
6.750%, 9/19/2042 (6)	1,500,000	1,554,375

		4,873,725

Commercial Services — 0.3%
ADT Corp.:
4.125%, 6/15/2023	500,000	483,750
4.875%, 7/15/2032 (6)	250,000	202,500

		686,250

Computers — 4.5%
Apple, Inc., 2.250%, 2/23/2021	2,000,000	2,009,350
Diamond 1 Finance Corp., 8.350%, 7/15/2046 (1)(6)	2,000,000	2,616,442
Hewlett Packard Enterprise Co., 4.900%, 10/15/2025 (1)	1,000,000	1,042,315
International Business Machines Corp., 1.267%, 1/27/2020 (8)	2,500,000	2,504,632
Seagate HDD Cayman, 5.750%, 12/1/2034	2,500,000	2,239,375

		10,412,114

Diversified Financial Services — 4.2%
AerCap Ireland Capital, Ltd., 3.950%, 2/1/2022 (1)	2,000,000	2,074,760
American Express Credit Corp., 1.543%, 3/18/2019 (8)	1,500,000	1,505,223
Capital One Bank USA NA, 2.250%, 2/13/2019 (1)	1,200,000	1,206,312
Discover Financial Services, 4.100%, 2/9/2027	2,000,000	2,018,796
E*TRADE Financial Corp., 4.625%, 9/15/2023 (1)	1,000,000	1,035,949
Jefferies Group, LLC, 6.500%, 1/20/2043	500,000	529,279
Legg Mason, Inc., 4.750%, 3/15/2026	500,000	528,230
Mastercard, Inc., 2.000%, 11/21/2021 (1)	1,000,000	994,488

		9,893,037

Electric — 0.8%
Comision Federal de Electricidad, 4.750%, 2/23/2027 (6)	2,000,000	1,973,000

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Food — 2.8%
Kraft Heinz Foods Co.:
2.800%, 7/2/2020 (1)	$1,500,000	$1,517,727
3.000%, 6/1/2026	2,000,000	1,892,386
Marfrig Holdings Europe BV, 8.000%, 6/8/2023 (6)	1,000,000	1,051,340
Mondelez International, Inc., 1.554%, 2/1/2019 (8)	2,000,000	2,005,642

		6,467,095

Forest Products & Paper — 0.8%
International Paper Co., 3.000%, 2/15/2027 (1)	2,000,000	1,897,884

Healthcare-Products — 4.2%
Abbott Laboratories:
4.750%, 11/30/2036	1,500,000	1,544,602
4.900%, 11/30/2046 (1)	2,000,000	2,087,506
Becton, Dickinson and Co., 2.675%, 12/15/2019 (1)	1,500,000	1,524,153
Medtronic, Inc., 1.763%, 3/15/2020 (8)	2,000,000	2,035,428
Thermo Fisher Scientific, Inc., 3.000%, 4/15/2023 (1)	1,000,000	990,278
Zimmer Biomet Holdings, Inc., 2.700%, 4/1/2020 (1)	1,500,000	1,511,111

		9,693,078

Healthcare-Services — 0.4%
Aetna, Inc., 2.400%, 6/15/2021 (1)	1,000,000	1,011,990

Holding Companies-Diversified — 0.2%
Leucadia National Corp., 6.625%, 10/23/2043 (1)	500,000	498,627

Insurance — 3.5%
Berkshire Hathaway Finance Corp.:
1.268%, 1/11/2019 (8)	1,000,000	1,003,656
1.498%, 3/7/2018 (1)(8)	2,000,000	2,012,040
Metropolitan Life Global Funding I, 1.423%, 12/19/2018 (6)(8)	2,000,000	2,008,714
Unum Group, 4.000%, 3/15/2024	2,000,000	2,042,538
Voya Financial, Inc., 4.800%, 6/15/2046	1,000,000	1,000,128

		8,067,076

Internet — 2.4%
Amazon.com, Inc., 2.500%, 11/29/2022 (1)	2,500,000	2,490,385
eBay, Inc.:
2.500%, 3/9/2018	1,750,000	1,765,675
4.000%, 7/15/2042	1,500,000	1,300,032

		5,556,092

Iron/Steel — 1.6%
GTL Trade Finance, Inc., 7.250%, 4/16/2044 (6)	2,500,000	2,500,000
Vale Overseas, Ltd., 8.250%, 1/17/2034	1,000,000	1,202,120

		3,702,120

Lodging — 0.5%
Hyatt Hotels Corp., 5.375%, 8/15/2021	1,000,000	1,100,679

Media — 2.7%
Charter Communications Operating LLC, 6.484%, 10/23/2045 (1)	3,000,000	3,494,160
Scripps Networks Interactive, Inc., 2.750%, 11/15/2019	1,000,000	1,014,549

(See Notes which are an integral part of the Financial Statements)

BMO Funds

TCH Corporate Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Media (continued)
Viacom, Inc.:
4.375%, 3/15/2043	$1,050,000	$924,775
4.850%, 12/15/2034 (1)	1,000,000	976,585

		6,410,069

Mining — 0.4%
Glencore Funding LLC, 4.625%, 4/29/2024 (6)	1,000,000	1,055,655

Oil & Gas — 5.7%
BP Capital Markets PLC, 1.840%, 9/16/2021 (8)	2,000,000	2,025,458
Chevron Corp., 1.303%, 3/3/2020 (8)(9)	3,000,000	3,000,000
Ecopetrol SA:
5.375%, 6/26/2026 (1)	1,000,000	1,028,800
7.375%, 9/18/2043 (1)	1,500,000	1,610,250
Ensco PLC, 5.200%, 3/15/2025 (1)	1,000,000	890,000
Exxon Mobil Corp., 1.654%, 2/28/2018 (8)	2,000,000	2,012,408
Petroleos Mexicanos, 5.625%, 1/23/2046	2,000,000	1,745,100
Transocean, Inc., 9.100%, 12/15/2041	1,000,000	992,500

		13,304,516

Pharmaceuticals — 6.6%
Actavis Funding SCS, 4.550%, 3/15/2035	500,000	505,292
Bristol-Myers Squibb Co., 2.000%, 8/1/2022 (1)	2,500,000	2,431,345
Express Scripts Holding Co., 4.800%, 7/15/2046	1,500,000	1,466,097
Johnson & Johnson, 1.201%, 3/1/2019 (8)	2,000,000	2,007,218
Merck & Co., Inc., 2.350%, 2/10/2022 (1)	2,500,000	2,502,197
Novartis Capital Corp., 2.400%, 5/17/2022	1,000,000	999,269
Perrigo Finance Unlimited Co., 3.500%, 3/15/2021	1,500,000	1,525,209
Shire Acquisitions Investments Ireland DAC:
2.400%, 9/23/2021 (1)	1,000,000	981,251
2.875%, 9/23/2023	2,000,000	1,942,440
Zoetis, Inc., 3.250%, 2/1/2023	1,000,000	1,013,515

		15,373,833

Pipelines — 3.0%
Energy Transfer Partners LP:
5.150%, 3/15/2045	2,000,000	1,956,776
6.500%, 2/1/2042 (1)	1,500,000	1,698,679
Kinder Morgan Energy Partners LP, 7.500%, 11/15/2040	250,000	309,639
Kinder Morgan, Inc., 5.300%, 12/1/2034 (1)	3,000,000	3,099,873

		7,064,967

Real Estate Investment Trusts — 2.0%
EPR Properties:
5.250%, 7/15/2023	1,000,000	1,056,121
5.750%, 8/15/2022	1,500,000	1,640,163
Hospitality Properties Trust:
4.500%, 6/15/2023 (1)	500,000	516,719
4.500%, 3/15/2025	1,500,000	1,495,555

		4,708,558

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Retail — 3.9%
Bed Bath & Beyond, Inc., 5.165%, 8/1/2044 (1)	$500,000	$455,260
CVS Health Corp.:
2.125%, 6/1/2021 (1)	2,000,000	1,965,478
2.250%, 12/5/2018	1,250,000	1,262,870
L Brands, Inc.:
6.950%, 3/1/2033	600,000	578,250
7.600%, 7/15/2037	500,000	502,500
Lowe’s Cos., Inc., 1.559%, 9/14/2018 (8)	2,000,000	2,015,530
McDonald’s Corp.:
2.100%, 12/7/2018	750,000	756,102
2.750%, 12/9/2020 (1)	1,500,000	1,527,624

		9,063,614

Semiconductors — 0.7%
QUALCOMM, Inc., 4.800%, 5/20/2045	1,500,000	1,576,472

Software — 2.8%
Electronic Arts, Inc., 3.700%, 3/1/2021	1,250,000	1,299,847
Microsoft Corp.:
2.000%, 8/8/2023 (1)	1,750,000	1,685,029
2.875%, 2/6/2024	500,000	503,904
Oracle Corp.:
1.519%, 10/8/2019 (8)	2,000,000	2,020,430
2.400%, 9/15/2023	1,000,000	979,075

		6,488,285

Sovereign — 0.9%
Costa Rica Government International Bond, 7.158%, 3/12/2045 (6)	2,000,000	1,996,360

Telecommunications — 9.0%
AT&T, Inc.:
1.962%, 11/27/2018 (8)	1,235,000	1,245,683
5.150%, 3/15/2042	2,000,000	1,986,478
CenturyLink, Inc.:
7.600%, 9/15/2039	550,000	507,100
7.650%, 3/15/2042	2,000,000	1,840,000
Cisco Systems, Inc.:
1.222%, 3/3/2017 (8)	2,500,000	2,500,000
1.337%, 9/20/2019 (8)	2,000,000	2,012,054
Colombia Telecomunicaciones SA ESP, 5.375%, 9/27/2022	800,000	796,000
Frontier Communications Corp.:
8.750%, 4/15/2022	1,000,000	1,005,000
9.000%, 8/15/2031	2,500,000	2,231,250
Motorola Solutions, Inc., 5.500%, 9/1/2044	1,000,000	979,451
T-Mobile USA, Inc., 6.500%, 1/15/2026 (1)	1,000,000	1,101,250
Telecom Italia Capital SA:
6.375%, 11/15/2033	500,000	507,500
7.200%, 7/18/2036	1,500,000	1,596,000
Verizon Communications, Inc., 2.709%, 9/14/2018 (8)	2,500,000	2,560,255

		20,868,021

Toys/Games/Hobbies — 0.8%
Mattel, Inc., 2.350%, 8/15/2021 (1)	2,000,000	1,956,824

Transportation — 0.2%
Kazakhstan Temir Zholy Finance BV, 6.950%, 7/10/2042 (6)	500,000	533,290

(See Notes which are an integral part of the Financial Statements)

February 28, 2017 (Unaudited)

Schedules of Investments

TCH Corporate Income Fund (continued)

Description	Shares or Principal Amount	Value
Corporate Bonds & Notes (continued)

Trucking & Leasing — 0.9%
Penske Truck Leasing Co. Lp, 3.300%, 4/1/2021 (1)(6)	$2,000,000	$2,035,486

Total Corporate Bonds & Notes (identified cost $208,210,415)		210,453,696

Municipals — 0.2%

California — 0.2%
Metropolitan Water District of Southern California, 6.947%, 7/1/2040, Call 7/1/2020	500,000	575,335

Total Municipals (identified cost $500,000)		575,335

U.S. Government & U.S. Government Agency Obligations — 3.3%

U.S. Treasury Bonds & Notes — 3.3%
2.000%, 11/30/2022	3,000,000	2,992,266
2.000%, 8/15/2025 (1)	2,500,000	2,437,305
2.500%, 2/15/2045 (1)	2,500,000	2,267,675

Total U.S. Government & U.S. Government Agency Obligations (identified cost $8,043,503)		7,697,246

Short-Term Investments — 26.9%

Collateral Pool Investments for Securities on Loan — 19.7%

Collateral pool allocation (3)		45,959,544

Commercial Paper — 0.9%
Colgate Palmolive Co., 0.446%, 3/2/2017 (13)	2,000,000	1,999,934

Mutual Funds — 6.3%
BMO Institutional Prime Money Market Fund — Premier Class, 0.680% (4)	14,611,090	14,614,012

Total Short-Term Investments (identified cost $62,572,325)		62,573,490

Total Investments — 120.8% (identified cost $279,326,243)		281,299,767
Other Assets and Liabilities — (20.8)%		(48,372,711)

Total Net Assets — 100.0%		$232,927,056

Portfolio Sector Allocation*
Sector	Fund
Corporate Bonds & Notes	90.4%
Municipals	0.2
U.S. Government & U.S. Government Agency Obligations	3.3
Other Assets & Liabilities, Net	6.1

Total	100.0%

TCH Core Plus Bond Fund

Description	Principal Amount	Value
Commercial Mortgage Securities — 0.0%

Private Sponsor — 0.0%
Bear Stearns Commercial Mortgage Securities, Class A4, (Series 2007-T28), 5.742%, 9/11/2042 (8)	$263,811	$266,791

Total Commercial Mortgage Securities (identified cost $180,919)		266,791

Corporate Bonds & Notes — 43.2%

Apparel — 0.4%
Ralph Lauren Corp., 2.125%, 9/26/2018	4,000,000	4,034,392

Auto Manufacturers — 2.6%
Daimler Finance North America LLC, 1.635%, 1/6/2020 (6)(8)	10,000,000	10,050,190
Ford Motor Credit Co. LLC:
1.949%, 1/9/2018 (8)	7,000,000	7,030,751
1.964%, 11/4/2019 (8)	4,000,000	4,017,500
General Motors Financial Co., Inc., 4.000%, 1/15/2025 (1)	5,000,000	5,046,230

		26,144,671

Banks — 9.4%
BB&T Corp., 1.567%, 6/15/2020 (8)	3,000,000	3,005,616
Canadian Imperial Bank of Commerce, 1.466%, 9/6/2019 (8)	5,000,000	5,017,175
Citigroup, Inc.:
1.727%, 4/27/2018 (1)(8)	8,000,000	8,036,880
1.878%, 6/7/2019 (1)(8)	5,000,000	5,035,950
2.021%, 12/8/2021 (1)(8)	1,250,000	1,263,571
2.361%, 9/1/2023 (1)(8)	5,000,000	5,143,585
Goldman Sachs Group, Inc.:
2.139%, 11/15/2018 (8)	5,000,000	5,061,415
2.142%, 4/26/2022 (1)(8)	5,000,000	5,046,750
2.201%, 4/23/2020 (8)	8,000,000	8,131,032
2.239%, 4/30/2018 (8)	5,000,000	5,053,070
HSBC Holdings PLC, 2.712%, 5/25/2021 (8)	5,000,000	5,168,735
HSBC USA, Inc., 1.298%, 6/23/2017 (8)	4,000,000	4,003,864
JPMorgan Chase & Co.:
1.836%, 3/22/2019 (8)	3,500,000	3,530,587
2.048%, 6/7/2021 (8)	5,000,000	5,066,730
2.244%, 10/29/2020 (8)	4,000,000	4,091,028
Morgan Stanley, 1.739%, 1/5/2018 (8)	3,000,000	3,012,690
Toronto-Dominion Bank, 2.009%, 4/7/2021 (1)(8)	4,500,000	4,573,273
U.S. Bank NA, 1.363%, 1/24/2020 (1)(8)	4,000,000	4,006,892
Wells Fargo Bank NA, 1.654%, 5/24/2019 (8)	3,000,000	3,011,121
Westpac Banking Corp., 1.612%, 8/19/2019 (8)	5,000,000	5,024,695

		92,284,659

Beverages — 0.8%
Anheuser-Busch InBev Finance, Inc., 2.294%, 2/1/2021 (1)(8)	3,000,000	3,090,273

(See Notes which are an integral part of the Financial Statements)

BMO Funds

TCH Core Plus Bond Fund (continued)

Description	Principal Amount	Value

Corporate Bonds & Notes (continued)

Beverages (continued)
PepsiCo, Inc., 1.209%, 4/30/2018 (8)	$5,000,000	$5,004,060

		8,094,333

Chemicals — 1.6%
Braskem America Finance Co., 7.125%, 7/22/2041 (6)	1,000,000	1,058,100
CF Industries, Inc., 5.150%, 3/15/2034 (1)	6,500,000	6,211,562
Mexichem SAB de C.V.:
5.875%, 9/17/2044 (6)	2,000,000	1,905,000
6.750%, 9/19/2042 (6)	6,400,000	6,632,000

		15,806,662

Computers — 3.3%
Diamond 1 Finance Corp., 8.350%, 7/15/2046 (1)(6)	5,500,000	7,195,215
Hewlett Packard Enterprise Co., 4.900%, 10/15/2025 (1)	2,000,000	2,084,630
International Business Machines Corp.:
1.267%, 1/27/2020 (1)(8)	11,000,000	11,020,383
1.502%, 8/18/2017 (1)(8)	6,750,000	6,764,884
Seagate HDD Cayman:
4.875%, 6/1/2027	2,000,000	1,868,890
5.750%, 12/1/2034 (1)	3,500,000	3,135,125

		32,069,127

Diversified Financial Services — 1.9%
American Express Credit Corp.:
1.212%, 6/5/2017 (8)	7,500,000	7,505,468
1.649%, 7/31/2018 (1)(8)	3,000,000	3,012,156
1.814%, 11/5/2018 (8)	5,000,000	5,044,445
Jefferies Group, LLC, 6.500%, 1/20/2043 (1)	1,000,000	1,058,559
Legg Mason, Inc., 4.750%, 3/15/2026 (1)	1,950,000	2,060,095

		18,680,723

Electric — 0.4%
Comision Federal de Electricidad, 4.750%, 2/23/2027 (1)(6)	4,000,000	3,946,000

Food — 1.2%
Kraft Heinz Foods Co., 3.000%, 6/1/2026 (1)	3,000,000	2,838,579
Marfrig Holdings Europe BV, 8.000%, 6/8/2023 (6)	2,000,000	2,102,680
Mondelez International Holdings Netherlands BV, 1.649%, 10/28/2019 (6)(8)	7,000,000	7,028,693

		11,969,952

Healthcare-Products — 1.4%
Abbott Laboratories, 4.750%, 11/30/2036	6,500,000	6,693,278
Medtronic, Inc., 1.763%, 3/15/2020 (1)(8)	7,000,000	7,123,998

		13,817,276

Holding Companies-Diversified — 0.1%
Leucadia National Corp., 6.625%, 10/23/2043	500,000	498,627

Description	Principal Amount	Value

Corporate Bonds & Notes (continued)

Insurance — 1.5%
Berkshire Hathaway Finance Corp., 1.268%, 1/11/2019 (8)	$5,000,000	$5,018,280
Berkshire Hathaway, Inc., 3.125%, 3/15/2026 (1)	2,000,000	2,011,788
Metropolitan Life Global Funding I, 1.423%, 12/19/2018 (6)(8)	6,500,000	6,528,320
Voya Financial, Inc., 4.800%, 6/15/2046	1,000,000	1,000,128

		14,558,516

Internet — 0.3%
eBay, Inc., 4.000%, 7/15/2042	4,000,000	3,466,752

Iron/Steel — 1.2%
GTL Trade Finance, Inc., 7.250%, 4/16/2044 (1)(6)	6,500,000	6,500,000
Vale Overseas, Ltd.:
6.875%, 11/21/2036 (1)	3,000,000	3,292,500
8.250%, 1/17/2034	1,500,000	1,803,180

		11,595,680

Media — 0.8%
Charter Communications Operating LLC, 4.464%, 7/23/2022 (1)	1,000,000	1,050,728
Viacom, Inc., 4.375%, 3/15/2043 (1)	6,500,000	5,724,797
Walt Disney Co., 1.364%, 5/30/2019 (8)	1,000,000	1,003,473

		7,778,998

Mining — 0.1%
Glencore Funding LLC, 4.625%, 4/29/2024 (6)	1,000,000	1,055,655

Oil & Gas — 3.5%
BP Capital Markets PLC, 1.840%, 9/16/2021 (1)(8)	7,000,000	7,089,103
Chevron Corp., 1.303%, 3/3/2020 (8)(9)	5,000,000	5,000,000
Ecopetrol SA:
5.375%, 6/26/2026 (1)	1,000,000	1,028,800
7.375%, 9/18/2043 (1)	6,000,000	6,441,000
Ensco PLC:
5.200%, 3/15/2025 (1)	4,500,000	4,005,000
5.750%, 10/1/2044 (1)	2,168,000	1,701,880
Exxon Mobil Corp., 1.654%, 2/28/2018 (8)	2,500,000	2,515,510
Petroleos Mexicanos:
5.625%, 1/23/2046 (1)	3,000,000	2,617,650
6.375%, 1/23/2045	2,500,000	2,391,250
Transocean, Inc., 9.100%, 12/15/2041 (1)	1,500,000	1,488,750

		34,278,943

Pharmaceuticals — 2.5%
Actavis Funding SCS, 4.550%, 3/15/2035 (1)	1,500,000	1,515,875
Bristol-Myers Squibb Co., 2.000%, 8/1/2022 (1)	2,500,000	2,431,345
Express Scripts Holding Co., 4.800%, 7/15/2046 (1)	5,000,000	4,886,990
Merck & Co., Inc., 1.409%, 2/10/2020 (8)	6,000,000	6,051,540
Shire Acquisitions Investments Ireland DAC, 2.875%, 9/23/2023 (1)	7,000,000	6,798,540
Zoetis, Inc., 3.250%, 2/1/2023 (1)	2,500,000	2,533,787

		24,218,077

(See Notes which are an integral part of the Financial Statements)

February 28, 2017 (Unaudited)

Schedules of Investments

TCH Core Plus Bond Fund (continued)

Description	Principal Amount	Value

Corporate Bonds & Notes (continued)

Pipelines — 0.6%
Energy Transfer Partners LP:
5.150%, 3/15/2045 (1)	$4,000,000	$3,913,552
6.500%, 2/1/2042	1,000,000	1,132,453
ONEOK Partners LP, 4.900%, 3/15/2025 (1)	1,300,000	1,394,188

		6,440,193

Real Estate Investment Trusts — 1.3%
EPR Properties:
5.250%, 7/15/2023	5,000,000	5,280,605
5.750%, 8/15/2022	1,000,000	1,093,442
Hospitality Properties Trust:
4.500%, 6/15/2023 (1)	1,000,000	1,033,437
4.500%, 3/15/2025	2,500,000	2,492,593
Wellltower, Inc., 4.500%, 1/15/2024	2,500,000	2,653,472

		12,553,549

Retail — 0.7%
CVS Health Corp., 2.250%, 12/5/2018 (1)	1,500,000	1,515,444
L Brands, Inc.:
6.950%, 3/1/2033 (1)	2,500,000	2,409,375
7.600%, 7/15/2037 (1)	1,500,000	1,507,500
McDonald’s Corp., 2.100%, 12/7/2018	2,000,000	2,016,272

		7,448,591

Semiconductors — 1.1%
QUALCOMM, Inc.:
1.322%, 5/18/2018 (8)	7,000,000	6,999,895
4.800%, 5/20/2045 (1)	4,000,000	4,203,924

		11,203,819

Software — 0.8%
Oracle Corp.:
1.519%, 10/8/2019 (1)(8)	3,600,000	3,636,774
2.400%, 9/15/2023 (1)	4,000,000	3,916,300

		7,553,074

Sovereign — 0.6%
Costa Rica Government International Bond:
5.625%, 4/30/2043 (6)	5,000,000	4,301,200
7.000%, 4/4/2044 (6)	2,000,000	1,974,900

		6,276,100

Telecommunications — 5.0%
AT&T, Inc., 5.150%, 3/15/2042	4,000,000	3,972,956
CenturyLink, Inc.:
7.600%, 9/15/2039	4,000,000	3,688,000
7.650%, 3/15/2042 (1)	6,750,000	6,210,000
Cisco Systems, Inc.:
1.273%, 6/15/2018 (8)	5,000,000	5,020,790
1.337%, 9/20/2019 (8)	5,000,000	5,030,135
Frontier Communications Corp.:
7.125%, 1/15/2023 (1)	5,000,000	4,550,000
7.875%, 1/15/2027 (1)	2,500,000	2,087,500
8.750%, 4/15/2022 (1)	3,500,000	3,517,500
9.000%, 8/15/2031 (1)	500,000	446,250
Motorola Solutions, Inc., 5.500%, 9/1/2044	3,000,000	2,938,353
T-Mobile USA, Inc., 6.500%, 1/15/2026 (1)	1,500,000	1,651,875

Description	Principal Amount	Value

Corporate Bonds & Notes (continued)

Telecommunications (continued)
Verizon Communications, Inc., 2.709%, 9/14/2018 (8)	$9,500,000	$9,728,969

		48,842,328

Transportation — 0.1%
Kazakhstan Temir Zholy Finance BV, 6.950%, 7/10/2042 (6)	500,000	533,290

Total Corporate Bonds & Notes (identified cost $418,300,044)		425,149,987

Municipals — 0.1%

California — 0.1%
Metropolitan Water District of Southern California, 6.947%, 7/1/2040, Call 7/1/2020	300,000	345,201

Total Municipals (identified cost $300,000)		345,201

U.S. Government & U.S. Government Agency Obligations — 17.3%

U.S. Treasury Bonds & Notes — 17.3%
1.375%, 7/15/2018	2,798,975	2,910,791
1.750%, 1/15/2028 (1)	1,728,645	1,973,456
1.875%, 7/15/2019 (1)	5,653,600	6,048,069
2.000%, 7/31/2020 (1)	15,000,000	15,198,345
2.000%, 9/30/2020 (1)	5,000,000	5,063,670
2.000%, 11/30/2020 (1)	5,000,000	5,057,225
2.000%, 11/15/2021 (1)	10,000,000	10,058,790
2.000%, 2/15/2023 (1)	15,000,000	14,948,730
2.000%, 2/15/2025 (1)	5,000,000	4,895,410
2.000%, 8/15/2025 (1)	5,000,000	4,874,610
2.125%, 1/15/2019 (1)	5,060,250	5,362,504
2.125%, 8/15/2021 (1)	12,500,000	12,652,350
2.250%, 11/30/2017 (1)	2,500,000	2,526,562
2.250%, 7/31/2018 (1)	10,000,000	10,168,950
2.250%, 8/15/2046 (1)	10,000,000	8,552,740
2.375%, 5/31/2018 (1)	7,500,000	7,627,440
2.500%, 5/15/2024 (1)	5,000,000	5,097,755
2.500%, 2/15/2045 (1)	7,500,000	6,803,025
2.625%, 1/31/2018 (1)	15,000,000	15,233,490
2.750%, 2/28/2018 (1)	7,500,000	7,631,985
3.500%, 2/15/2018 (1)	17,500,000	17,927,595

Total U.S. Government & U.S. Government Agency Obligations (identified cost $172,216,256)		170,613,492

U.S. Government Agency-Mortgage Securities — 34.9%

Federal Home Loan Mortgage Corporation — 17.6%
3.000%, 11/1/2042	1,335,337	1,334,479
3.000%, 4/1/2043	1,631,277	1,630,331
3.000%, 4/1/2043	2,414,515	2,412,963
3.000%, 4/1/2043	5,648,295	5,644,663
3.000%, 5/1/2043	2,837,894	2,833,725
3.000%, 7/1/2043	11,104,642	11,079,145
3.000%, 9/1/2043	11,271,562	11,241,028
3.000%, 4/1/2045	10,014,655	9,952,344
3.000%, 5/1/2045	5,498,389	5,464,178
3.000%, 9/1/2045	17,215,891	17,108,774
3.000%, 1/1/2046	17,703,743	17,593,537
3.000%, 4/1/2046	18,198,859	18,085,553
3.500%, 12/1/2040	936,425	965,656
3.500%, 12/1/2041	928,118	957,100
3.500%, 3/1/2042	347,316	358,166
3.500%, 12/1/2042	748,613	771,773

(See Notes which are an integral part of the Financial Statements)

BMO Funds

TCH Core Plus Bond Fund (continued)

Description	Principal Amount	Value

U.S. Government Agency-Mortgage Securities (continued)

Federal Home Loan Mortgage Corporation (continued)
3.500%, 7/1/2043	$4,971,069	$5,120,931
3.500%, 9/1/2043	9,876,811	10,174,686
3.500%, 11/1/2043	7,841,904	8,078,424
3.500%, 1/1/2044	8,028,511	8,270,290
3.500%, 2/1/2044	8,437,271	8,691,461
3.500%, 11/1/2044	6,149,158	6,313,826
4.000%, 4/1/2026	490,765	517,847
4.000%, 10/1/2031	779,442	828,300
4.000%, 12/1/2039	661,426	698,601
4.000%, 12/1/2040	293,139	310,574
4.000%, 12/1/2040	3,524,609	3,716,827
4.000%, 3/1/2041	293,174	309,688
4.000%, 4/1/2041	7,191,701	7,629,115
4.000%, 8/1/2041	195,042	206,030
4.000%, 11/1/2041	759,336	802,113
4.500%, 9/1/2031	362,115	390,766
4.500%, 3/1/2039	152,424	164,809
4.500%, 5/1/2039	589,246	636,252
4.500%, 2/1/2040	154,491	166,668
4.500%, 11/1/2040	540,244	584,676
4.500%, 2/1/2041	1,139,067	1,228,920
5.000%, 12/1/2035	76,546	84,137
5.000%, 1/1/2038	37,290	40,830
5.000%, 3/1/2038	128,129	140,309
5.000%, 3/1/2038	44,178	48,564
5.000%, 2/1/2039	214,454	234,623
5.000%, 1/1/2040	206,303	228,052
6.000%, 6/1/2037	93,050	105,381
6.000%, 1/1/2038	102,066	115,592

		173,271,707

Federal National Mortgage Association — 17.1%
3.000%, 3/1/2043	3,140,010	3,128,910
3.000%, 7/1/2043	7,395,778	7,369,634
3.000%, 7/1/2043	14,641,010	14,589,254
3.000%, 8/1/2043	11,382,843	11,342,696
3.000%, 9/1/2044	9,832,515	9,790,137
3.000%, 1/1/2045	10,263,315	10,211,126
3.000%, 2/1/2045	14,756,121	14,677,973
3.000%, 6/1/2045	8,498,475	8,453,467
3.000%, 3/1/2046	16,801,629	16,712,648
3.000%, 7/1/2046	19,142,441	19,041,063
3.000%, 10/1/2046	19,624,121	19,520,191
3.500%, 7/1/2032	473,377	493,965
3.500%, 5/1/2042	1,171,371	1,206,333
3.500%, 10/1/2042	937,197	966,096
3.500%, 10/1/2042	1,066,657	1,099,362
3.500%, 10/1/2042	1,326,104	1,366,762
3.500%, 11/1/2042	601,874	621,073
3.500%, 12/1/2042	1,094,084	1,127,625
3.500%, 1/1/2043	3,628,112	3,755,262
3.500%, 5/1/2043	12,467,307	12,844,368
4.000%, 11/1/2040	372,530	393,169
4.000%, 1/1/2041	572,132	602,891
4.000%, 2/1/2041	507,724	536,109
4.000%, 2/1/2041	2,812,540	2,970,509
4.000%, 3/1/2041	213,530	226,383
4.000%, 11/1/2041	499,309	527,139
4.500%, 6/1/2039	832,748	899,268
4.500%, 8/1/2041	582,825	630,395
5.000%, 7/1/2022	277,598	296,712
5.000%, 3/1/2035	310,500	342,386
5.000%, 5/1/2042	790,665	868,963

Description	Shares or Principal Amount	Value

U.S. Government Agency-Mortgage Securities (continued)

Federal National Mortgage Association (continued)
5.500%, 2/1/2034	$53,965	$60,630
5.500%, 7/1/2036	288,312	323,904
5.500%, 8/1/2037	562,341	631,397
5.500%, 6/1/2038	74,788	83,810
6.000%, 12/1/2038	30,218	34,193
6.000%, 5/1/2039	213,061	243,989
6.500%, 10/1/2037	59,698	67,348
6.500%, 11/1/2037	44,242	49,225

		168,106,365

Government National Mortgage Association — 0.2%
4.000%, 10/15/2040	545,971	578,100
4.000%, 12/15/2040	676,357	718,501
4.000%, 4/15/2041	615,800	654,470
5.500%, 8/20/2038	106,009	112,013
5.500%, 2/15/2039	46,918	52,442
6.000%, 12/15/2038	70,910	80,466
6.000%, 1/15/2039	35,663	40,469

		2,236,461

Total U.S. Government Agency-Mortgage Securities (identified cost $344,260,796)		343,614,533

Short-Term Investments — 30.5%

Collateral Pool Investments for Securities on Loan — 26.6%

Collateral pool allocation (3)		261,793,463

Commercial Paper — 0.6%
Colgate Palmolive Co., 0.446%, 3/2/2017 (13)	6,500,000	6,499,785

Mutual Funds — 3.3%
BMO Institutional Prime Money Market Fund — Premier Class, 0.680% (4)	32,281,410	32,287,867

Total Short-Term Investments (identified cost $300,578,655)		300,581,115

Total Investments — 126.0% (identified cost $1,235,836,670)		1,240,571,119
Other Assets and Liabilities — (26.0)%		(255,862,227)

Total Net Assets — 100.0%		$984,708,892

Portfolio Sector Allocation*
Sector	Fund
Corporate Bonds & Notes	43.2%
Municipals	0.1
U.S. Government & U.S. Government Agency Obligations	17.3
U.S. Government Agency — Mortgage Securities	34.9
Other Assets & Liabilities, Net	4.5

Total	100.0%

(See Notes which are an integral part of the Financial Statements)

February 28, 2017 (Unaudited)

Schedules of Investments

Monegy High Yield Bond Fund

Description	Principal Amount	Value
Corporate Bonds & Notes — 95.9%

Aerospace/Defense — 1.1%
KLX, Inc., 5.875%, 12/1/2022 (6)	$227,000	$239,814
TransDigm, Inc., 6.500%, 7/15/2024	115,000	118,450
Triumph Group, Inc., 5.250%, 6/1/2022 (9)	205,000	194,750

		553,014

Agriculture — 0.4%
Vector Group, Ltd., 6.125%, 2/1/2025 (6)	188,000	194,110

Airlines — 1.3%
Air Canada, 7.750%, 4/15/2021 (6)	200,000	225,500
American Airlines Group, Inc., 4.625%, 3/1/2020 (6)	251,000	256,020
United Continental Holdings, Inc., 6.000%, 12/1/2020	150,000	161,063

		642,583

Apparel — 0.3%
Levi Strauss & Co., 5.000%, 5/1/2025	127,000	130,334

Auto Manufacturers — 0.5%
Navistar International Corp., 8.250%, 11/1/2021	236,000	239,540

Auto Parts & Equipment — 2.8%
American Axle & Manufacturing, Inc., 6.625%, 10/15/2022	240,000	249,600
Dana, Inc., 5.500%, 12/15/2024	250,000	262,500
Goodyear Tire & Rubber Co., 5.000%, 5/31/2026	251,000	256,647
Meritor, Inc., 6.250%, 2/15/2024	350,000	363,125
Tenneco, Inc., 5.000%, 7/15/2026	280,000	281,400

		1,413,272

Beverages — 0.3%
Cott Beverages, Inc., 5.375%, 7/1/2022	151,000	155,341

Building Materials — 1.8%
Builders FirstSource, Inc., 5.625%, 9/1/2024 (6)	268,000	276,710
Louisiana-Pacific Corp., 4.875%, 9/15/2024	163,000	164,630
Norbord, Inc., 6.250%, 4/15/2023 (6)	245,000	260,313
U.S. Concrete, Inc., 6.375%, 6/1/2024	200,000	212,500

		914,153

Chemicals — 2.1%
A Schulman, Inc., 6.875%, 6/1/2023 (6)	90,000	95,400
Alpha 3 BV, 6.250%, 2/1/2025 (6)	200,000	201,000
Blue Cube Spinco, Inc., 9.750%, 10/15/2023	193,000	231,117
PolyOne Corp., 5.250%, 3/15/2023	100,000	103,500
PQ Corp., 6.750%, 11/15/2022 (6)	261,000	283,185
Trinseo Materials Operating SCA, 6.750%, 5/1/2022 (6)	150,000	159,000

		1,073,202

Coal — 0.3%
Peabody Securities Finance Corp.:
6.000%, 3/31/2022 (6)	125,000	127,813
6.375%, 3/31/2025 (6)	14,000	14,315

		142,128

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Commercial Services — 5.0%
ADT Corp., 3.500%, 7/15/2022	$85,000	$81,069
Avis Budget Car Rental LLC, 5.250%, 3/15/2025 (6)	213,000	204,746
Great Lakes Dredge & Dock Corp., 7.375%, 2/1/2019	128,000	128,320
Herc Rentals, Inc., 7.500%, 6/1/2022 (6)	293,000	317,905
Hertz Corp.:
6.750%, 4/15/2019	61,000	61,152
7.375%, 1/15/2021	135,000	135,675
Live Nation Entertainment, Inc., 4.875%, 11/1/2024 (6)	136,000	136,000
Prime Security Services Borrower LLC, 9.250%, 5/15/2023 (6)	345,000	378,206
Rent-A-Center, Inc.:
4.750%, 5/1/2021	50,000	40,500
6.625%, 11/15/2020	340,000	301,325
RR Donnelley & Sons Co., 7.000%, 2/15/2022	272,000	281,860
Sotheby’s, 5.250%, 10/1/2022 (6)	191,000	195,775
United Rentals North America, Inc.:
5.500%, 5/15/2027	135,000	138,316
6.125%, 6/15/2023	128,000	135,040

		2,535,889

Computers — 1.8%
Dell, Inc., 6.500%, 4/15/2038	73,000	70,628
Diamond 1 Finance Corp., 7.125%, 6/15/2024 (6)	100,000	110,550
Diebold Nixford, Inc., 8.500%, 4/15/2024	200,000	220,250
EMC Corp., 3.375%, 6/1/2023	73,000	69,900
Harland Clarke Holdings Corp., 8.375%, 8/15/2022 (6)	118,000	122,204
Western Digital Corp., 10.500%, 4/1/2024	257,000	301,332

		894,864

Cosmetics/Personal Care — 0.6%
Revlon Consumer Products Corp., 6.250%, 8/1/2024	275,000	283,250

Distribution/Wholesale — 0.3%
Univar USA, Inc., 6.750%, 7/15/2023 (6)	138,000	145,245

Diversified Financial Services — 2.1%
Ally Financial, Inc.:
5.750%, 11/20/2025	198,000	209,880
8.000%, 11/1/2031	140,000	172,900
CIT Group, Inc., 5.000%, 8/15/2022	241,000	256,062
Fly Leasing, Ltd.:
6.375%, 10/15/2021	200,000	209,000
6.750%, 12/15/2020	200,000	210,250

		1,058,092

Electric — 2.0%
Calpine Corp.:
5.375%, 1/15/2023	300,000	304,500
5.750%, 1/15/2025	207,000	205,965
NRG Energy, Inc.:
6.625%, 3/15/2023	301,000	306,267
7.250%, 5/15/2026	173,000	178,839

		995,571

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Monegy High Yield Bond Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Electrical Components & Equipment — 0.8%
Belden, Inc., 5.500%, 9/1/2022 (6)	$169,000	$175,126
WESCO Distribution, Inc., 5.375%, 12/15/2021	235,000	244,400

		419,526

Engineering & Construction — 0.4%
MasTec, Inc., 4.875%, 3/15/2023	225,000	226,125

Entertainment — 1.9%
AMC Entertainment Holdings, Inc.:
5.875%, 2/15/2022	271,000	284,211
5.875%, 11/15/2026 (6)	8,000	8,203
Cinemark USA, Inc., 4.875%, 6/1/2023	160,000	164,800
Pinnacle Entertainment, Inc., 5.625%, 5/1/2024 (6)	110,000	112,200
Regal Entertainment Group, 5.750%, 2/1/2025	213,000	220,455
Speedway Motorsports, Inc., 5.125%, 2/1/2023	175,000	178,062

		967,931

Environmental Control — 0.5%
Covanta Holding Corp., 5.875%, 3/1/2024	241,000	245,218

Food — 1.8%
Dean Foods Co., 6.500%, 3/15/2023 (6)	217,000	226,765
Fresh Market, Inc., 9.750%, 5/1/2023 (6)	221,000	185,087
JBS USA LUX SA, 7.250%, 6/1/2021 (6)	263,000	272,205
Post Holdings, Inc., 5.000%, 8/15/2026 (6)	100,000	96,937
SUPERVALU, Inc., 7.750%, 11/15/2022	129,000	128,033

		909,027

Forest Products & Paper — 1.0%
Cascades, Inc., 5.500%, 7/15/2022 (6)	250,000	255,000
Mercer International, Inc., 6.500%, 2/1/2024 (6)	125,000	127,813
P.H. Glatfelter Co., 5.375%, 10/15/2020	143,000	146,575

		529,388

Healthcare-Products — 0.2%
Teleflex, Inc., 4.875%, 6/1/2026	125,000	126,250

Healthcare-Services — 5.5%
Acadia Healthcare Co., Inc., 6.125%, 3/15/2021	253,000	260,590
Centene Corp., 4.750%, 1/15/2025	250,000	257,813
CHS/Community Health Systems, Inc., 7.125%, 7/15/2020	250,000	236,250
DaVita, Inc., 5.000%, 5/1/2025	212,000	213,842
Envision Healthcare Corp., 5.625%, 7/15/2022	257,000	268,565
HCA, Inc., 5.875%, 5/1/2023	240,000	261,600
HealthSouth Corp., 5.125%, 3/15/2023	100,000	100,500
Kindred Healthcare, Inc., 8.750%, 1/15/2023	220,000	214,500
LifePoint Health, Inc.:
5.375%, 5/1/2024 (6)	159,000	160,590
5.500%, 12/1/2021	88,000	91,630
Select Medical Corp., 6.375%, 6/1/2021	271,000	274,049
Tenet Healthcare Corp.:
6.750%, 6/15/2023	375,000	372,656

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Healthcare-Services (continued)
8.000%, 8/1/2020	$100,000	$102,500

		2,815,085

Home Builders — 2.9%
Beazer Homes USA, Inc., 8.750%, 3/15/2022 (6)	127,000	138,097
Brookfield Residential Properties, Inc., 6.125%, 7/1/2022 (6)	365,000	377,775
KB Home, 7.500%, 9/15/2022	194,000	213,400
Lennar Corp., 4.875%, 12/15/2023	154,000	159,775
Taylor Morrison Communities, Inc., 5.875%, 4/15/2023 (6)	177,000	187,178
TRI Pointe Group, Inc., 5.875%, 6/15/2024	176,000	183,040
William Lyon Homes, Inc., 5.875%, 1/31/2025 (6)	188,000	188,705

		1,447,970

Home Furnishings — 0.6%
Tempur Sealy International, Inc.:
5.500%, 6/15/2026	77,000	75,845
5.625%, 10/15/2023	223,000	226,345

		302,190

Internet — 0.7%
Netflix, Inc., 4.375%, 11/15/2026 (6)	215,000	213,387
Zayo Group LLC, 5.750%, 1/15/2027 (6)	127,000	134,595

		347,982

Iron/Steel — 1.1%
BlueScope Steel Finance, Ltd., 6.500%, 5/15/2021 (6)	100,000	106,750
Commercial Metals Co., 4.875%, 5/15/2023	117,000	120,218
United States Steel Corp., 8.375%, 7/1/2021 (6)	292,000	329,230

		556,198

Leisure Time — 0.5%
ClubCorp Club Operations, Inc., 8.250%, 12/15/2023 (6)	252,000	274,836

Lodging — 1.0%
Boyd Gaming Corp., 6.375%, 4/1/2026	218,000	236,258
MGM Resorts International, 4.625%, 9/1/2026	279,000	274,812

		511,070

Media — 8.6%
Altice Financing SA, 7.500%, 5/15/2026 (6)	250,000	269,063
AMC Networks, Inc., 5.000%, 4/1/2024	283,000	286,362
Block Communications, Inc., 6.875%, 2/15/2025 (6)	183,000	193,998
Cablevision Systems Corp., 5.875%, 9/15/2022	498,000	511,695
CCO Holdings LLC, 5.500%, 5/1/2026 (6)	474,000	504,217
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/2020	196,000	198,205
CSC Holdings LLC, 5.250%, 6/1/2024	148,000	149,295
DISH DBS Corp., 5.000%, 3/15/2023	150,000	154,500
Gray Television, Inc.:
5.125%, 10/15/2024 (6)	81,000	80,190
5.875%, 7/15/2026 (6)	192,000	195,181

(See Notes which are an integral part of the Financial Statements)

February 28, 2017 (Unaudited)

Schedules of Investments

Monegy High Yield Bond Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Media (continued)
Nexstar Broadcasting, Inc., 6.125%, 2/15/2022 (6)	$175,000	$183,969
Nielsen Finance LLC, 5.000%, 4/15/2022 (6)	162,000	167,265
SFR Group SA:
6.000%, 5/15/2022 (6)	200,000	208,188
7.375%, 5/1/2026 (6)	300,000	312,000
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (6)	157,000	160,533
Tribune Media Co., 5.875%, 7/15/2022	359,000	368,424
UPCB Finance IV, Ltd., 5.375%, 1/15/2025 (6)	200,000	205,500
Virgin Media Finance PLC, 6.375%, 4/15/2023 (6)	220,000	232,100

		4,380,685

Metal Fabricate/Hardware — 0.5%
Novelis Corp., 5.875%, 9/30/2026 (6)	222,000	228,938

Mining — 5.1%
Alcoa Nederland Holding BV, 6.750%, 9/30/2024 (6)	400,000	436,000
Aleris International, Inc., 9.500%, 4/1/2021 (6)	284,000	305,243
Anglo American Capital PLC, 4.875%, 5/14/2025 (6)	200,000	208,500
First Quantum Minerals, Ltd., 6.750%, 2/15/2020 (6)	203,000	209,090
FMG Resources (August 2006) Pty, Ltd., 6.875%, 4/1/2022 (6)	270,000	279,619
Freeport-McMoRan, Inc., 3.550%, 3/1/2022	331,000	309,071
HudBay Minerals, Inc., 7.250%, 1/15/2023 (6)	116,000	124,410
Kaiser Aluminum Corp., 5.875%, 5/15/2024	219,000	230,498
Kinross Gold Corp., 5.950%, 3/15/2024	109,000	115,813
Teck Resources, Ltd.:
4.750%, 1/15/2022	250,000	260,937
6.250%, 7/15/2041	120,000	125,100

		2,604,281

Miscellaneous Manufacturing — 0.3%
Bombardier, Inc., 8.750%, 12/1/2021 (6)	149,000	165,390

Oil & Gas — 9.2%
Antero Resources Corp., 5.000%, 3/1/2025 (6)	150,000	146,250
Carrizo Oil & Gas, Inc., 6.250%, 4/15/2023	248,000	252,340
Cenovus Energy, Inc., 6.750%, 11/15/2039	420,000	475,965
Chesapeake Energy Corp., 8.000%, 12/15/2022 (6)	118,000	125,228
Continental Resources, Inc., 3.800%, 6/1/2024	182,000	169,487
EP Energy LLC, 9.375%, 5/1/2020	150,000	147,375
Gulfport Energy Corp., 6.625%, 5/1/2023	160,000	163,600
Halcon Resources Corp., 6.750%, 2/15/2025 (6)	125,000	124,063
MEG Energy Corp., 7.000%, 3/31/2024 (6)	150,000	135,750

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Oil & Gas (continued)
Murphy Oil Corp.:
4.700%, 12/1/2022	$100,000	$98,500
6.875%, 8/15/2024	154,000	165,242
Noble Holding International, Ltd., 7.750%, 1/15/2024	130,000	126,750
Northern Tier Energy LLC, 7.125%, 11/15/2020	154,000	160,737
Oasis Petroleum, Inc., 6.875%, 3/15/2022	274,000	280,080
PBF Holding Co. LLC, 8.250%, 2/15/2020	251,000	256,961
Precision Drilling Corp.:
6.500%, 12/15/2021	142,000	146,615
7.750%, 12/15/2023 (6)	15,000	16,313
QEP Resources, Inc., 5.250%, 5/1/2023	300,000	297,000
Range Resources Corp., 5.000%, 8/15/2022 (6)	240,000	235,200
Rowan Cos., Inc., 7.375%, 6/15/2025	124,000	128,960
Transocean, Inc., 9.000%, 7/15/2023 (6)	270,000	292,275
Whiting Petroleum Corp., 5.750%, 3/15/2021	241,000	241,000
WPX Energy, Inc., 8.250%, 8/1/2023	449,000	505,125

		4,690,816

Oil & Gas Services — 1.9%
Era Group, Inc., 7.750%, 12/15/2022	312,000	306,540
SESI LLC, 7.125%, 12/15/2021	260,000	268,450
Trinidad Drilling, Ltd., 6.625%, 2/15/2025 (6)	90,000	92,925
Weatherford International LLC, 6.800%, 6/15/2037	57,000	54,007
Weatherford International, Ltd.:
7.750%, 6/15/2021	128,000	138,560
8.250%, 6/15/2023	106,000	115,275

		975,757

Packaging & Containers — 1.9%
Ardagh Packaging Finance PLC:
6.750%, 1/31/2021 (6)	300,000	312,540
7.250%, 5/15/2024 (6)	200,000	218,750
Berry Plastics Corp., 5.125%, 7/15/2023	200,000	206,750
Coveris Holdings SA, 7.875%, 11/1/2019 (6)	250,000	248,125

		986,165

Pharmaceuticals — 0.5%
Endo Finance LLC:
5.750%, 1/15/2022 (6)	20,000	18,650
6.000%, 7/15/2023 (6)	250,000	231,250

		249,900

Pipelines — 3.1%
Antero Midstream Partners LP, 5.375%, 9/15/2024 (6)	236,000	240,720
Cheniere Corpus Christi Holdings LLC, 7.000%, 6/30/2024 (6)	499,000	561,375
Genesis Energy LP, 6.750%, 8/1/2022	267,000	279,682
Martin Midstream Partners LP, 7.250%, 2/15/2021	214,000	218,548
SemGroup Corp., 7.500%, 6/15/2021	250,000	262,500

		1,562,825

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Monegy High Yield Bond Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Real Estate Investment Trusts — 3.7%
Communications Sales & Leasing, Inc., 8.250%, 10/15/2023	$300,000	$326,625
Equinix, Inc., 5.750%, 1/1/2025	78,000	83,070
ESH Hospitality, Inc., 5.250%, 5/1/2025 (6)	272,000	275,060
GEO Group, Inc., 5.875%, 10/15/2024	138,000	142,830
Iron Mountain, Inc., 5.750%, 8/15/2024	250,000	257,810
iStar, Inc., 6.500%, 7/1/2021	287,000	302,785
RHP Hotel Properties LP, 5.000%, 4/15/2023	225,000	230,906
SBA Communications Corp., 4.875%, 9/1/2024 (6)	250,000	249,350

		1,868,436

Retail — 3.7%
Asbury Automotive Group, Inc., 6.000%, 12/15/2024	234,000	244,530
Hot Topic, Inc., 9.250%, 6/15/2021 (6)	252,000	257,040
JC Penney Corp., Inc., 5.650%, 6/1/2020	300,000	297,282
L Brands, Inc.:
5.625%, 10/15/2023	117,000	122,850
6.875%, 11/1/2035	131,000	126,579
Party City Holdings, Inc., 6.125%, 8/15/2023 (6)	274,000	282,220
PetSmart, Inc., 7.125%, 3/15/2023 (6)	359,000	353,166
Sonic Automotive, Inc., 5.000%, 5/15/2023	200,000	197,500

		1,881,167

Semiconductors — 1.1%
Amkor Technology, Inc., 6.375%, 10/1/2022	228,000	237,120
Micron Technology, Inc., 5.250%, 8/1/2023 (6)	308,000	312,235

		549,355

Software — 2.5%
ACI Worldwide, Inc., 6.375%, 8/15/2020 (6)	336,000	347,172
Donnelley Financial Solutions, Inc., 8.250%, 10/15/2024 (6)	224,000	232,960
First Data Corp., 7.000%, 12/1/2023 (6)	532,000	573,230
Rackspace Hosting, Inc., 8.625%, 11/15/2024 (6)	122,000	128,862

		1,282,224

Telecommunications — 11.4%
Anixter, Inc., 5.500%, 3/1/2023	105,000	110,381
CenturyLink, Inc., 5.800%, 3/15/2022	300,000	310,125
Cincinnati Bell, Inc., 7.000%, 7/15/2024 (6)	261,000	276,660
CommScope, Inc., 5.500%, 6/15/2024 (6)	158,000	166,098
Consolidated Communications, Inc., 6.500%, 10/1/2022	294,000	294,735
FairPoint Communications, Inc., 8.750%, 8/15/2019 (6)	200,000	208,000
Frontier Communications Corp.:
6.875%, 1/15/2025	491,000	416,122
7.125%, 1/15/2023	75,000	68,250

Description	Shares or Principal Amount	Value
Corporate Bonds & Notes (continued)

Telecommunications (continued)
9.250%, 7/1/2021	$100,000	$105,750
GCI, Inc., 6.750%, 6/1/2021	219,000	226,118
Hughes Satellite Systems Corp.:
6.625%, 8/1/2026 (6)	120,000	125,174
7.625%, 6/15/2021	407,000	452,787
Inmarsat Finance PLC, 4.875%, 5/15/2022 (6)	300,000	301,500
Intelsat Jackson Holdings SA, 8.000%, 2/15/2024 (6)	123,000	133,763
Radiate Holdco LLC, 6.625%, 2/15/2025 (6)	130,000	130,813
Sprint Capital Corp., 6.875%, 11/15/2028	149,000	159,244
Sprint Communications, Inc., 6.000%, 11/15/2022	164,000	170,132
Sprint Corp.:
7.125%, 6/15/2024	110,000	119,041
7.875%, 9/15/2023	407,000	453,805
T-Mobile USA, Inc.:
6.375%, 3/1/2025	162,000	174,552
6.500%, 1/15/2026	136,000	149,770
Telecom Italia Capital SA, 6.000%, 9/30/2034	323,000	320,577
Telesat Canada, 8.875%, 11/15/2024 (6)	182,000	199,290
West Corp., 5.375%, 7/15/2022 (6)	253,000	243,955
Windstream Services LLC:
6.375%, 8/1/2023	290,000	265,350
7.500%, 4/1/2023	125,000	120,000
7.750%, 10/1/2021	100,000	103,500

		5,805,492

Transportation — 0.5%
XPO Logistics, Inc., 6.500%, 6/15/2022 (6)	232,000	244,470

Venture Capital — 0.3%
Icahn Enterprises LP, 5.875%, 2/1/2022	150,000	153,927

Total Corporate Bonds & Notes (identified cost $46,393,700)		48,679,212

Short-Term Investments — 2.7%

Mutual Funds — 2.7%
BMO Institutional Prime Money Market Fund — Premier Class, 0.680% (4)	1,380,977	1,381,253

Total Short-Term Investments (identified cost $1,381,163)		1,381,253

Total Investments — 98.6% (identified cost $47,774,863)		50,060,465
Other Assets and Liabilities — 1.4%		716,492

Total Net Assets — 100.0%		$50,776,957

Portfolio Sector Allocation*
Sector	Fund
Corporate Bonds & Notes	95.9%
Other Assets & Liabilities, Net	4.1

Total	100.0%

(See Notes which are an integral part of the Financial Statements)

February 28, 2017 (Unaudited)

Schedules of Investments

Government Money Market Fund

Description	Shares or Principal Amount	Value
Mutual Funds — 5.7%
BlackRock Liquidity Funds T-Fund Portfolio —Institutional Class, 0.410%	40,000,000	$40,000,000
Invesco Government & Agency Portfolio —Institutional Class, 0.470%	150,000,000	150,000,000

Total Mutual Funds		190,000,000

Repurchase Agreements — 15.8%
Agreement with Fixed Income Clearing Corp., 0.03%, dated 2/28/2017, to be repurchased at $23,786,786 on 3/1/2017, collateralized by U.S. Government Treasury Obligations with various maturities to 2/28/2022, with a market value of $24,262,653	$23,786,766	23,786,766
Agreement with Goldman Sachs Group, Inc., 0.530%, dated 2/28/2017, to be repurchased at $280,004,122 on 3/1/2017, collateralized by U.S. Government Agency Obligations with various maturities to 4/1/2046, with a market value of $284,843,338	280,000,000	280,000,000
Agreement with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.530%, dated 2/28/2017, to be repurchased at $75,001,104 on 3/1/2017, collateralized by U.S. Government Agency Obligations with various maturities to 11/15/2030, with a market value of $76,322,392	75,000,000	75,000,000
Agreement with Toronto Dominion Bank, 0.510%, dated 2/28/2017, to be repurchased at $150,002,125 on 3/1/2017, collateralized by U.S. Government Agency Obligations with various maturities to 7/1/2043, with a market value of $152,693,947	150,000,000	150,000,000

Total Repurchase Agreements		528,786,766

U.S. Government & U.S. Government Agency Obligations — 85.2%

Federal Farm Credit Bank — 13.5%
0.480%, 3/30/2017 (13)	50,000,000	49,980,667
0.500%, 3/2/2017 (13)	20,000,000	19,999,722
0.500%, 4/21/2017	15,000,000	14,998,202
0.550%, 5/1/2017 (13)	10,000,000	9,990,681
0.675%, 8/8/2018 (8)	15,000,000	15,000,000
0.693%, 11/9/2018 (8)	10,000,000	9,999,186

Description	Principal Amount	Value

U.S. Government & U.S. Government Agency Obligations (continued)

Federal Farm Credit Bank (continued)
0.720%, 3/30/2017 (8)	$3,000,000	$3,000,072
0.729%, 1/23/2019 (8)	10,000,000	10,001,063
0.748%, 10/25/2017 (8)	15,000,000	15,000,000
0.760%, 9/1/2017 (8)	15,000,000	15,000,000
0.767%, 4/4/2017 (8)	8,350,000	8,351,225
0.770%, 8/1/2017 (8)	10,000,000	9,998,721
0.781%, 5/30/2017 (8)	15,000,000	15,006,035
0.788%, 11/27/2017 (8)	8,415,000	8,413,733
0.795%, 1/8/2018 (8)	8,340,000	8,349,605
0.801%, 3/29/2017 (8)	10,600,000	10,601,891
0.801%, 7/14/2017 (8)	5,000,000	5,000,385
0.802%, 1/17/2018 (8)	7,995,000	7,999,152
0.805%, 5/8/2017 (8)	5,860,000	5,854,581
0.806%, 8/28/2017 (8)	23,000,000	23,008,763
0.810%, 9/15/2017 (8)	8,100,000	8,106,370
0.810%, 12/8/2017 (8)	8,000,000	8,006,793
0.818%, 4/9/2018 (8)	27,350,000	27,372,632
0.820%, 4/16/2018 (8)	21,075,000	21,091,504
0.821%, 8/29/2017 (8)	17,620,000	17,627,830
0.822%, 4/17/2017 (8)	15,635,000	15,632,200
0.850%, 3/8/2017 (8)	7,500,000	7,499,992
0.851%, 9/28/2017 (8)	6,500,000	6,510,611
0.875%, 10/3/2018 (8)	14,000,000	14,003,520
0.891%, 11/13/2017 (8)	5,000,000	5,000,000
0.896%, 9/14/2017 (8)	5,000,000	5,003,992
0.904%, 3/2/2018 (8)	25,950,000	26,007,858
0.907%, 10/6/2017 (8)	5,300,000	5,310,186
0.918%, 1/25/2018 (8)	3,500,000	3,500,655
0.938%, 3/26/2018 (8)	5,235,000	5,244,217
1.002%, 1/26/2018 (8)	12,500,000	12,520,357

		453,992,401

Federal Home Loan Bank — 30.5%
0.460%, 3/6/2017 (13)	15,000,000	14,999,042
0.480%, 3/24/2017 (13)	6,500,000	6,498,007
0.485%, 3/2/2017 (13)	15,500,000	15,499,791
0.493%, 3/1/2017 (13)	56,802,000	56,802,000
0.500%, 3/14/2017 (13)	16,300,000	16,297,057
0.509%, 3/22/2017 (13)	35,000,000	34,989,608
0.510%, 3/8/2017 (13)	25,000,000	24,997,521
0.510%, 3/13/2017 (13)	30,000,000	29,994,900
0.511%, 3/10/2017 (13)	29,412,000	29,408,242
0.511%, 3/17/2017 (13)	50,000,000	49,988,649
0.513%, 4/21/2017 (13)	28,400,000	28,379,348
0.515%, 3/15/2017 (13)	65,000,000	64,986,990
0.528%, 4/5/2017 (13)	35,000,000	34,982,038
0.530%, 4/12/2017 (13)	5,300,000	5,296,723
0.530%, 5/3/2017 (13)	14,100,000	14,086,922
0.557%, 7/17/2017 (8)	20,000,000	19,999,703
0.558%, 7/27/2017 (8)	10,000,000	10,000,345
0.560%, 8/1/2017 (8)	40,000,000	40,000,172
0.608%, 7/12/2017 (8)	20,000,000	20,000,000
0.612%, 4/17/2017 (8)	25,000,000	25,000,000
0.639%, 8/4/2017 (8)	25,000,000	25,000,000
0.644%, 8/11/2017 (13)	10,000,000	9,970,841
0.678%, 4/26/2017 (8)	18,000,000	18,000,000
0.688%, 9/7/2017 (8)	10,000,000	10,000,019
0.699%, 7/23/2018 (8)	10,000,000	10,000,000
0.709%, 11/22/2017 (8)	18,800,000	18,798,500
0.722%, 10/10/2017 (8)	23,000,000	23,000,000
0.735%, 2/1/2019 (8)	10,000,000	10,000,070
0.740%, 9/15/2017 (8)	17,500,000	17,500,000
0.747%, 8/16/2017 (8)	23,000,000	23,000,000
0.777%, 3/26/2018 (8)	18,500,000	18,500,000

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Government Money Market Fund (continued)

Description	Principal Amount	Value

U.S. Government & U.S. Government Agency Obligations (continued)

Federal Home Loan Bank (continued)
0.790%, 3/1/2017 (8)	$15,000,000	$15,000,000
0.790%, 6/1/2017 (8)	5,000,000	5,000,000
0.790%, 12/8/2017 (8)	10,000,000	9,999,612
0.791%, 8/21/2017 (8)	10,000,000	10,000,000
0.792%, 3/10/2017 (8)	5,000,000	5,000,000
0.792%, 5/16/2017 (8)	13,000,000	13,000,000
0.796%, 11/28/2017 (8)	20,725,000	20,724,788
0.799%, 3/23/2018 (8)	25,000,000	25,000,175
0.814%, 3/24/2017 (8)	10,000,000	10,000,321
0.817%, 9/5/2017 (8)	25,390,000	25,407,727
0.821%, 7/12/2017 (8)	7,500,000	7,500,000
0.827%, 11/17/2017 (8)	12,500,000	12,500,000
0.830%, 7/3/2017 (8)	2,500,000	2,500,000
0.841%, 4/19/2017 (8)	5,000,000	5,000,000
0.846%, 12/7/2017 (8)	17,535,000	17,549,637
0.847%, 12/5/2017 (8)	25,530,000	25,542,568
0.854%, 11/13/2017 (8)	12,500,000	12,500,451
0.855%, 11/3/2017 (8)	10,000,000	10,000,000
0.861%, 10/18/2017 (8)	5,000,000	5,000,000
0.875%, 3/10/2017	10,000,000	10,000,983
0.892%, 5/16/2017 (8)	5,000,000	4,999,745
0.938%, 9/11/2017 (8)	7,500,000	7,499,437
0.944%, 11/6/2017 (8)	4,600,000	4,604,930
0.998%, 8/9/2017 (8)	32,435,000	32,466,515

		1,022,773,377

Federal Home Loan Mortgage Corporation — 10.4%
0.450%, 3/1/2017 (13)	50,000,000	50,000,000
0.480%, 3/13/2017 (13)	25,000,000	24,996,000
0.489%, 3/3/2017 (13)	62,000,000	61,998,317
0.490%, 3/23/2017 (13)	25,000,000	24,992,514
0.510%, 3/17/2017 (13)	25,000,000	24,994,333
0.562%, 4/17/2017 (8)	25,000,000	25,000,000
0.564%, 5/4/2017 (8)	20,000,000	20,000,000
0.638%, 10/12/2017 (8)	15,000,000	15,000,000
0.754%, 8/10/2018 (8)	15,000,000	15,000,000
0.786%, 4/20/2017 (8)	5,800,000	5,801,069
0.788%, 7/25/2018 (8)	10,000,000	10,000,000
0.800%, 9/28/2017	6,400,000	6,400,000
0.811%, 11/13/2017 (8)	36,935,000	36,962,889
0.818%, 4/27/2017 (8)	10,000,000	9,999,663
0.909%, 7/21/2017 (8)	11,000,000	11,016,015
1.000%, 3/8/2017	6,000,000	6,000,592

		348,161,392

Federal National Mortgage Association — 19.3%
0.450%, 3/2/2017 (13)	225,000,000	224,997,187
0.458%, 3/1/2017 (13)	306,641,000	306,641,000
0.470%, 4/3/2017 (13)	20,000,000	19,991,383
0.500%, 3/15/2017 (13)	13,800,000	13,797,317
0.510%, 3/14/2017 (13)	10,900,000	10,897,993
0.785%, 9/8/2017 (8)	3,000,000	2,994,450
0.787%, 10/5/2017 (8)	29,555,000	29,575,810
0.801%, 7/20/2017 (8)	29,445,000	29,462,788
0.985%, 1/11/2018 (8)	7,500,000	7,500,000

		645,857,928

U.S. Treasury Bonds & Notes — 11.5%
0.457%, 3/2/2017 (13)	170,000,000	169,997,844
0.476%, 4/6/2017 (13)	15,000,000	14,992,860
0.485%, 3/15/2017 (13)	75,000,000	74,985,865
0.491%, 3/9/2017 (13)	100,000,000	99,989,092

Description	Principal Amount	Value

U.S. Government & U.S. Government Agency Obligations (continued)

U.S. Treasury Bonds & Notes (continued)
0.516%, 3/16/2017 (13)	$25,000,000	$24,994,625

		384,960,286

Total U.S. Government & U.S. Government Agency Obligations		2,855,745,384

Total Investments — 106.7% (at amortized cost)		3,574,532,150
Other Assets and Liabilities — (6.7)%		(224,926,605)

Total Net Assets — 100.0%		$3,349,605,545

Portfolio Sector Allocation*
Sector	Fund
Mutual Funds	5.7%
Repurchase Agreements	15.8
U.S. Government & U.S. Government Agency Obligations	85.2
Other Assets & Liabilities, Net	(6.7)

Total	100.0%

Tax-Free Money Market Fund

Description	Principal Amount	Value
Municipals — 95.8%

Alabama — 10.0%
Chatom Industrial Development Board:
1.000%, 12/1/2024 (8)	$6,000,000	$6,000,000
1.050%, 8/1/2037 (8)	9,000,000	9,000,000
City of Oxford, 0.820%, 9/1/2041 (8)	12,745,000	12,745,000
Mobile County Industrial Development Authority, 0.570%, 7/15/2032 (8)	3,000,000	3,000,000
Mobile Industrial Development Board, 0.670%, 6/1/2034 (8)	7,200,000	7,200,000

		37,945,000

Colorado — 4.4%
Colorado Health Facilities Authority, 0.690%, 1/1/2035 (8)	9,900,000	9,900,000
Tender Option Bond Trust Receipts/Certificates, 0.740%, 12/1/2044 (6)(8)	6,985,000	6,985,000

		16,885,000

Florida — 6.4%
Broward County Educational Facilities Authority, 0.590%, 4/1/2038 (8)	3,000,000	3,000,000
County of Brevard, 0.770%, 10/1/2019 (8)	800,000	800,000
County of Manatee, 0.640%, 9/1/2024 (8)	3,000,000	3,000,000
Jacksonville Pollution Control, 0.750%, 3/8/2017	10,000,000	10,000,000
Tender Option Bond Trust Receipts/Certificates, 0.740%, 11/1/2027 (6)(8)	7,400,000	7,400,000

		24,200,000

(See Notes which are an integral part of the Financial Statements)

February 28, 2017 (Unaudited)

Schedules of Investments

Tax-Free Money Market Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Georgia — 0.2%
Columbia County Development Authority, 0.720%, 8/1/2018 (8)	$700,000	$700,000

Illinois — 2.7%
Jackson-Union Counties Regional Port District, 0.680%, 4/1/2024 (8)	2,400,000	2,400,000
Phoenix Realty Special Account-U LP, 0.660%, 4/1/2020 (8)	8,075,000	8,075,000

		10,475,000

Indiana — 2.0%
Tender Option Bond Trust Receipts/Certificates, 0.820%, 5/14/2026 (6)(8)	7,770,000	7,770,000

Iowa — 3.6%
Iowa Finance Authority:
0.590%, 6/1/2027 (8)	9,155,000	9,155,000
0.670%, 9/1/2036 (8)	3,200,000	3,200,000
0.720%, 3/1/2022 (8)	1,175,000	1,175,000

		13,530,000
Louisiana — 6.4%
Eclipse Funding Trust, 0.600%, 11/1/2031 (8)	11,500,000	11,500,000
Louisiana Public Facilities Authority, 0.610%, 12/1/2042 (8)	13,000,000	13,000,000

		24,500,000

Michigan — 3.2%
Michigan Strategic Fund:
0.640%, 12/1/2033 (8)	7,100,000	7,100,000
0.640%, 6/1/2039 (8)	1,520,000	1,520,000
Rib Floater Trust Various States, 0.790%, 7/1/2018 (6)(8)	3,400,000	3,400,000

		12,020,000

Minnesota — 4.3%
City of Ramsey, 0.840%, 12/1/2023 (8)	2,090,000	2,090,000
Minnesota Higher Education Facilities Authority:
0.680%, 4/1/2035 (8)	9,145,000	9,145,000
0.700%, 3/1/2024 (8)	2,000,000	2,000,000
0.700%, 3/1/2033 (8)	3,215,000	3,215,000

		16,450,000

Mississippi — 0.8%
Mississippi Business Finance Corp., 0.950%, 5/1/2037 (8)	2,928,000	2,928,000

Missouri — 3.2%
City of St. Louis, 2.000%, 6/1/2017	3,400,000	3,410,190
Greene County Industrial Development Authority, 0.720%, 5/1/2039 (8)	1,025,000	1,025,000
Missouri Health & Educational Facilities Authority, 0.600%, 10/1/2035 (8)	7,900,000	7,900,000

		12,335,190

Description	Principal Amount	Value
Municipals (continued)

Nebraska — 0.2%
Nebraska Investment Finance Authority, 0.800%, 9/1/2031 (8)	$600,000	$600,000

New York — 9.6%
City of New York, 0.630%, 8/1/2024 (8)	7,625,000	7,625,000
Metropolitan Transportation Authority, 0.620%, 11/1/2035 (8)	8,900,000	8,900,000
New York City Transitional Finance Authority, 0.620%, 5/1/2028 (8)	8,000,000	8,000,000
New York City Water & Sewer System, 0.610%, 6/15/2049 (8)	10,000,000	10,000,000
Tender Option Bond Trust Receipts/Certificates, 0.740%, 1/1/2024 (6)(8)	2,000,000	2,000,000

		36,525,000

North Carolina — 4.6%
University of North Carolina at Chapel Hill:
0.570%, 2/15/2031 (8)	15,800,000	15,800,000
0.570%, 2/15/2031 (8)	1,900,000	1,900,000

		17,700,000

Ohio — 4.3%
County of Franklin, 0.630%, 7/1/2029 (8)	3,370,000	3,370,000
Ohio Higher Educational Facility Commission:
0.580%, 1/1/2039 (8)	8,800,000	8,800,000
0.670%, 1/15/2046 (8)	2,368,000	2,368,000
Port of Greater Cincinnati Development Authority:
0.780%, 11/1/2023 (8)	1,675,000	1,675,000
0.780%, 11/1/2025 (8)	315,000	315,000

		16,528,000

South Carolina — 1.3%
South Carolina Jobs-Economic Development Authority, 0.670%, 6/1/2030 (8)	5,000,000	5,000,000

South Dakota — 3.4%
South Dakota Housing Development Authority:
0.800%, 11/1/2048 (8)	6,290,000	6,290,000
0.810%, 5/1/2048 (8)	6,735,000	6,735,000

		13,025,000

Texas — 9.5%
Dallam County Industrial Development Corp., 0.690%, 5/1/2039 (8)	2,800,000	2,800,000
Gulf Coast Industrial Development Authority, 0.550%, 11/1/2041 (8)	15,000,000	15,000,000
Lower Neches Valley Authority Industrial Development Corp., 0.550%, 11/1/2051 (8)	5,000,000	5,000,000
Mission Economic Development Corp., 0.690%, 4/1/2022 (8)	11,000,000	11,000,000
University of Texas System, 0.600%, 8/1/2032 (8)	2,350,000	2,350,000

		36,150,000

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Tax-Free Money Market Fund (continued)

Description	Shares or Principal Amount	Value
Municipals (continued)

Utah — 1.7%
City of Murray:
0.560%, 5/15/2037 (8)	$5,500,000	$5,500,000
0.560%, 5/15/2037 (8)	900,000	900,000

		6,400,000

Virginia — 1.5%
Loudoun County Economic Development Authority, 0.630%, 2/15/2038 (8)	5,600,000	5,600,000

Washington — 5.6%
Seattle Housing Authority, 0.770%, 6/1/2040 (8)	1,000,000	1,000,000
Tender Option Bond Trust Receipts/Certificates:
0.770%, 6/15/2029 (6)(8)	11,320,000	11,320,000
0.770%, 6/15/2033 (6)(8)	6,070,000	6,070,000
Washington State Housing Finance Commission, 0.720%, 7/1/2028 (8)	2,920,000	2,920,000

		21,310,000

Wisconsin — 4.1%
Burlington Area School District, 1.000%, 9/20/2017	2,000,000	2,001,100
Luxemburg-Casco School District/Brown & Kewaunee Counties, 2.000%, 7/17/2017	3,410,000	3,414,817
Pewaukee School District, 1.000%, 9/27/2017	2,400,000	2,402,049
PMA, 2.000%, 10/20/2017	5,800,000	5,837,399
Wisconsin Health & Educational Facilities Authority, 0.700%, 5/1/2030 (8)	1,955,000	1,955,000

		15,610,365

Wyoming — 2.8%
County of Uinta, 0.580%, 8/15/2020 (8)	10,550,000	10,550,000

Total Municipals		364,736,555

Mutual Funds — 4.1%
BlackRock Liquidity Funds T-Fund Portfolio — Institutional Class, 0.410%	3,820,916	3,820,916
Federated Institutional Tax-Free Cash Trust — Institutional Class, 0.510%	12,000,000	12,000,000

Total Mutual Funds		15,820,916

Total Investments — 99.9% (at amortized cost)		380,557,471
Other Assets and Liabilities — 0.1%		303,681

Total Net Assets — 100.0%		$380,861,152

Municipal Issuance/Industry Type*
Issuance/Industry	Fund
General Obligation—6.2%
State or Local	6.2%
Revenue Bonds—89.6%
Appropriation	13.4
Education	13.3
General Revenue	2.0
Healthcare	19.0
Housing	6.0
Industrial Revenue	13.8
Special Tax	11.5
Transportation	2.9
Water & Sewer	7.7
Other Assets & Liabilities, Net	4.2

Total	100.0%

Prime Money Market Fund

Description	Principal Amount	Value
Certificates of Deposit — 19.4%

Banks — 11.4%
Bank of Nova Scotia/Houston:
1.201%, 7/13/2017 (8)	$2,500,000	$2,500,000
1.382%, 3/17/2017 (8)	2,500,000	2,500,000
Canadian Imperial Bank of Commerce/New York, 1.182%, 8/17/2017 (8)	2,500,000	2,500,000
Commonwealth Bank of Australia/New York, 1.294%, 2/2/2018 (8)	2,000,000	2,000,730
HSBC Bank USA NA:
1.251%, 10/13/2017 (8)	2,500,000	2,500,000
1.289%, 3/20/2017 (8)	2,500,000	2,500,000
1.584%, 8/4/2017 (8)	1,250,000	1,250,000
Nordea Bank Finland PLC/New York, 1.370%, 6/16/2017 (8)	2,500,000	2,500,000
Skandinaviska Enskilda Banken AB:
1.079%, 9/21/2017 (8)	2,500,000	2,500,000
1.239%, 4/19/2017 (8)	2,500,000	2,500,000
State Street Bank & Trust Co.:
1.222%, 3/10/2017 (8)	2,500,000	2,500,000
1.422%, 4/13/2017 (8)	2,500,000	2,500,000
Sumitomo Mitsui Banking Corp./New York, 1.185%, 8/8/2017 (8)	2,500,000	2,500,000
Toronto Dominion Bank:
1.220%, 11/1/2017 (8)	2,500,000	2,500,000
1.292%, 1/10/2018 (8)	2,750,000	2,750,000
1.299%, 11/20/2017 (8)	2,000,000	2,000,000
1.339%, 4/20/2017 (8)	2,500,000	2,500,000
1.468%, 7/12/2017 (8)	2,000,000	2,000,000
Wells Fargo Bank NA:
1.211%, 2/14/2018 (8)	2,500,000	2,500,000
1.241%, 10/11/2017 (8)	2,500,000	2,500,000
1.249%, 5/3/2017 (8)	2,250,000	2,250,000
1.387%, 11/16/2017 (8)	1,850,000	1,850,000

		51,600,730

European Time Deposit — 8.0%
DNB NOR Bank ASA Cayman, 0.550%, 3/1/2017	18,000,000	18,000,000
Svenska Handelsbanken, Inc., 0.550%, 3/1/2017	18,000,000	18,000,000

		36,000,000

Total Certificates of Deposit		87,600,730

(See Notes which are an integral part of the Financial Statements)

February 28, 2017 (Unaudited)

Schedules of Investments

Prime Money Market Fund (continued)

Description	Principal Amount	Value
Commercial Paper — 48.6%

Asset-Backed Securities — 24.0%
Atlantic Asset Securitization LLC:
0.730%, 3/14/2017 (6)(13)	$3,000,000	$2,999,209
0.740%, 3/15/2017 (6)(13)	4,000,000	3,998,849
Bedford Row Funding Corp.:
1.160%, 8/1/2017 (6)(8)	2,250,000	2,250,000
1.205%, 7/17/2017 (6)(8)	3,750,000	3,749,919
1.415%, 10/6/2017 (6)(8)	2,500,000	2,504,653
Chesham Finance, Ltd., 0.680%, 3/1/2017 (6)(13)	18,000,000	18,000,000
Kells Funding LLC:
0.700%, 3/10/2017 (6)(13)	6,000,000	5,998,950
0.770%, 3/8/2017 (6)(13)	5,750,000	5,749,139
Manhattan Asset Funding Co.:
0.780%, 3/24/2017 (6)(13)	2,504,000	2,502,752
1.025%, 5/8/2017 (6)(8)	4,000,000	4,000,000
1.110%, 3/1/2017 (6)(8)	2,500,000	2,500,000
1.346%, 6/7/2017 (6)(8)	2,000,000	2,000,000
Old Line Funding LLC:
1.017%, 6/22/2017 (6)(8)	2,500,000	2,500,000
1.177%, 7/24/2017 (6)(8)	2,250,000	2,250,000
1.200%, 5/16/2017 (6)(8)	2,500,000	2,500,000
1.219%, 7/24/2017 (6)(8)	1,250,000	1,250,000
Regency Markets No. 1 LLC:
0.800%, 3/14/2017 (6)(13)	2,500,000	2,499,278
0.800%, 3/28/2017 (6)(13)	2,500,000	2,498,500
0.820%, 3/9/2017 (6)(13)	8,000,000	7,998,542
Thunder Bay Funding LLC:
1.081%, 8/14/2017 (6)(8)	2,500,000	2,500,000
1.177%, 6/6/2017 (6)(8)	2,500,000	2,500,000
1.181%, 7/11/2017 (6)(8)	2,500,000	2,500,000
1.190%, 5/15/2017 (6)(8)	2,500,000	2,500,000
1.191%, 6/13/2017 (6)(8)	2,500,000	2,500,000
1.269%, 4/20/2017 (6)(8)	2,500,000	2,500,000
Victory Receivables Corp.:
0.750%, 3/9/2017 (6)(13)	4,500,000	4,499,250
0.790%, 3/7/2017 (6)(13)	5,000,000	4,999,342
0.810%, 3/3/2017 (6)(13)	6,000,000	5,999,730

		108,248,113

Automobiles — 3.3%
Toyota Motor Credit Corp.:
0.600%, 3/6/2017 (13)	7,500,000	7,499,375
1.200%, 3/13/2017 (8)	2,500,000	2,500,000
1.283%, 8/3/2017 (8)	2,500,000	2,500,000
1.297%, 3/31/2017 (8)	2,500,000	2,500,000

		14,999,375

Chemicals — 1.1%
Praxair, Inc., 0.610%, 3/2/2017 (13)	5,000,000	4,999,915

Diversified Financial Services — 1.7%
JP Morgan Securities LLC:
1.229%, 4/26/2017 (8)	2,000,000	2,000,000
1.330%, 7/10/2017 (8)	2,500,000	2,500,000
National Rural Utilities, 0.700%, 3/21/2017 (13)	3,000,000	2,998,833

		7,498,833

Foreign Banks — 6.7%
Commonwealth Bank of Australia:
1.222%, 3/10/2017 (6)(8)	2,500,000	2,500,000
1.327%, 6/19/2017 (6)(8)	2,500,000	2,500,000

Description	Principal Amount	Value
Commercial Paper (continued)

Foreign Banks (continued)
HSBC Bank PLC, 1.112%, 9/15/2017 (8)	$3,250,000	$3,250,000
Suncorp Metway, Ltd.:
0.770%, 3/22/2017 (6)(13)	3,000,000	2,998,652
1.050%, 3/14/2017 (6)(13)	2,000,000	1,999,242
1.330%, 7/17/2017 (6)(13)	2,500,000	2,487,254
1.360%, 8/9/2017 (6)(13)	2,250,000	2,236,315
Swedbank, 0.660%, 3/1/2017 (13)	9,750,000	9,750,000
Westpac Banking Corp., 1.232%, 10/20/2017 (6)(8)	2,500,000	2,500,000

		30,221,463

Government Development Banks — 2.2%
Swedish Export Credit, 0.740%, 3/16/2017 (13)	10,000,000	9,996,917

Government Regional — 1.5%
Province of Ontario, 0.640%, 3/1/2017 (13)	7,000,000	7,000,000

Life Insurance — 1.1%
MetLife Short Term Funding LLC, 0.950%, 5/15/2017 (6)(13)	5,000,000	4,990,104

Pharmaceuticals — 2.8%
Novartis Finance Corp.:
0.680%, 3/16/2017 (6)(13)	7,500,000	7,497,875
0.680%, 3/17/2017 (6)(13)	5,000,000	4,998,489

		12,496,364

Utilities — 2.0%
Florida Power & Light Co.:
0.830%, 3/29/2017 (13)	3,000,000	2,998,063
0.850%, 3/8/2017 (13)	6,000,000	5,999,009

		8,997,072

Winding Up Agencies — 2.2%
Erste Abwicklungsanstalt:
1.060%, 6/26/2017 (6)(13)	2,500,000	2,491,387
1.110%, 5/26/2017 (6)(13)	2,500,000	2,493,371
1.112%, 4/19/2017 (6)(8)	2,500,000	2,500,000
1.120%, 4/3/2017 (6)(8)	2,500,000	2,500,000

		9,984,758

Total Commercial Paper		219,432,914

Municipals — 12.1%

Colorado — 1.1%
Colorado Housing & Finance Authority, 0.720%, 10/1/2036 (8)	5,000,000	5,000,000

Maryland — 0.5%
Maryland Economic Development Corp., 0.630%, 2/15/2043 (8)	2,395,000	2,395,000

Mississippi — 1.5%
County of Jackson, 0.580%, 6/1/2023 (8)	7,000,000	7,000,000

Ohio — 1.2%
Ohio State University, 0.600%, 6/1/2035 (8)	5,350,000	5,350,000

Tennessee — 2.5%
Johnson City Health & Educational Facilities Board, 0.730%, 8/15/2043 (8)	11,075,000	11,075,000

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Prime Money Market Fund (continued)

Description	Shares or Principal Amount	Value
Municipals (continued)

Texas — 1.1%
Gulf Coast Industrial Development Authority, 0.550%, 11/1/2041 (8)	$5,000,000	$5,000,000

Virginia — 1.8%
Loudoun County Economic Development Authority, 0.630%, 2/15/2038 (8)	8,250,000	8,250,000

Wyoming — 2.4%
County of Uinta, 0.580%, 8/15/2020 (8)	10,685,000	10,685,000

Total Municipals		54,755,000

Mutual Funds — 5.6%
BlackRock Liquidity Funds T-Fund Portfolio —Institutional Class, 0.410%	7,500,000	7,500,000
Invesco Government & Agency Portfolio —Institutional Class, 0.470%	17,500,000	17,500,000

Total Mutual Funds		25,000,000

Repurchase Agreements — 14.3%
Agreement with Fixed Income Clearing Corp., 0.030%, dated 2/28/2017, to be repurchased at $24,406,462 on 3/1/2017, collateralized by U.S. Government Treasury Obligations with various maturities to 2/15/2047, with a market value of $24,897,731	$24,406,442	24,406,442
Agreement with Goldman Sachs Group, Inc., 0.530%, dated 2/28/2017, to be repurchased at $40,000,589 on 3/1/2017, collateralized by U.S. Government Agency Obligations with various maturities to 11/1/2046, with a market value of $40,695,161	40,000,000	40,000,000

Total Repurchase Agreements		64,406,442

Total Investments — 100.0% (at amortized cost)		451,195,086
Other Assets and Liabilities — 0.0%		(58,061)

Total Net Assets — 100.0%		$451,137,025

Portfolio Sector Allocation*
Sector	Fund
Certificates of Deposit	19.4%
Commercial Paper	48.6
Municipals	12.1
Mutual Funds	5.6
Repurchase Agreements	14.3

Total	100.0%

Institutional Prime Money Market Fund

Description	Principal Amount	Value

Certificates of Deposit — 17.2%

Banks — 17.2%
Bank of Nova Scotia/Houston:
1.201%, 7/13/2017 (8)	$2,500,000	$2,501,217
1.359%, 6/21/2017 (8)	2,500,000	2,502,569
1.382%, 3/17/2017 (8)	1,500,000	1,500,493
Canadian Imperial Bank of Commerce/New York, 1.182%, 8/17/2017 (8)	2,000,000	2,001,273
Commonwealth Bank of Australia/New York, 1.294%, 2/2/2018 (8)	2,000,000	2,001,968
Credit Suisse AG/New York, 1.583%, 6/12/2017 (8)	5,000,000	5,008,137
HSBC Bank USA NA:
1.251%, 10/13/2017 (8)	2,500,000	2,502,352
1.277%, 7/5/2017 (8)	2,500,000	2,502,239
1.289%, 3/20/2017 (8)	3,500,000	3,501,155
1.584%, 8/4/2017 (8)	1,225,000	1,227,694
Nordea Bank Finland PLC/New York, 1.370%, 6/16/2017 (8)	3,500,000	3,504,952
Skandinaviska Enskilda Banken AB:
1.079%, 9/21/2017 (8)	2,500,000	2,499,786
1.239%, 4/19/2017 (8)	2,500,000	2,501,574
State Street Bank & Trust Co.:
1.222%, 3/10/2017 (8)	2,500,000	2,500,387
1.422%, 4/13/2017 (8)	2,500,000	2,501,977
Sumitomo Mitsui Banking Corp./New York, 1.185%, 8/8/2017 (8)	2,500,000	2,499,802
Svenska Handelsbanken, Inc.:
1.070%, 9/15/2017 (8)	2,500,000	2,500,998
1.500%, 8/1/2017 (8)	2,200,000	2,204,787
Toronto Dominion Bank:
1.220%, 11/1/2017 (8)	2,000,000	2,001,215
1.292%, 1/10/2018 (8)	2,250,000	2,252,363
1.299%, 11/20/2017 (8)	2,000,000	2,002,290
1.339%, 4/20/2017 (8)	2,500,000	2,501,948
1.453%, 5/23/2017 (8)	2,000,000	2,002,577
1.468%, 7/12/2017 (8)	3,000,000	3,005,174
Wells Fargo Bank NA:
1.211%, 2/14/2018 (8)	2,500,000	2,500,561
1.241%, 10/11/2017 (8)	2,000,000	2,001,344
1.249%, 5/3/2017 (8)	2,250,000	2,251,684
1.346%, 6/6/2017 (8)	3,000,000	3,004,127
1.387%, 11/16/2017 (8)	1,850,000	1,852,854

Total Certificates of Deposit (identified cost $71,276,462)		71,339,497

Commercial Paper — 52.1%

Asset-Backed Securities — 24.5%
Atlantic Asset Securitization LLC:
0.730%, 3/14/2017 (6)(13)	3,000,000	2,999,019
0.740%, 3/15/2017 (6)(13)	4,000,000	3,998,592
Bedford Row Funding Corp.:
1.160%, 8/1/2017 (6)(8)	2,250,000	2,251,002
1.205%, 7/17/2017 (6)(8)	3,500,000	3,502,566
1.415%, 10/6/2017 (6)(8)	2,500,000	2,505,078
Chesham Finance, Ltd., 0.680%, 3/1/2017 (6)(13)	16,000,000	15,999,693
Kells Funding LLC:
0.700%, 3/10/2017 (6)(13)	6,000,000	5,998,840
0.770%, 3/8/2017 (6)(13)	5,500,000	5,499,158

(See Notes which are an integral part of the Financial Statements)

February 28, 2017 (Unaudited)

Schedules of Investments

Institutional Prime Money Market Fund (continued)

Description	Principal Amount	Value
Commercial Paper (continued)

Asset-Backed Securities (continued)
Manhattan Asset Funding Co.:
0.780%, 3/24/2017 (6)(13)	$2,500,000	$2,498,708
1.025%, 5/8/2017 (6)(8)	4,000,000	4,000,653
1.110%, 3/1/2017 (6)(8)	2,500,000	2,500,033
1.346%, 6/7/2017 (6)(8)	2,000,000	2,001,866
Old Line Funding LLC:
1.017%, 6/22/2017 (6)(8)	2,500,000	2,500,038
1.177%, 7/24/2017 (6)(8)	2,250,000	2,250,044
1.200%, 5/16/2017 (6)(8)	2,500,000	2,500,998
1.219%, 7/24/2017 (6)(8)	1,250,000	1,250,024
Regency Markets No. 1 LLC:
0.800%, 3/14/2017 (6)(13)	2,500,000	2,499,280
0.800%, 3/28/2017 (6)(13)	2,500,000	2,498,468
0.820%, 3/9/2017 (6)(13)	5,000,000	4,999,096
Thunder Bay Funding LLC:
1.081%, 8/14/2017 (6)(8)	2,500,000	2,500,055
1.177%, 6/6/2017 (6)(8)	2,500,000	2,499,968
1.181%, 7/11/2017 (6)(8)	2,500,000	2,499,956
1.190%, 5/15/2017 (6)(8)	2,500,000	2,501,721
1.191%, 6/13/2017 (6)(8)	2,500,000	2,500,034
1.269%, 4/20/2017 (6)(8)	2,500,000	2,499,984
Victory Receivables Corp.:
0.750%, 3/9/2017 (6)(13)	3,500,000	3,499,193
0.790%, 3/7/2017 (6)(13)	5,000,000	4,999,110
0.810%, 3/3/2017 (6)(13)	6,000,000	5,999,550

		101,752,727

Automobiles — 3.2%
Toyota Motor Credit Corp.:
1.196%, 3/3/2017 (8)	5,000,000	5,000,230
1.200%, 3/13/2017 (8)	3,500,000	3,500,664
1.283%, 8/3/2017 (8)	2,500,000	2,502,647
1.297%, 3/31/2017 (8)	2,500,000	2,501,238

		13,504,779

Chemicals — 1.2%
Praxair, Inc.,
0.610%, 3/2/2017 (13)	5,000,000	4,999,816

Diversified Financial Services — 1.8%
JP Morgan Securities LLC:
1.229%, 4/26/2017 (8)	2,000,000	2,001,321
1.330%, 7/10/2017 (8)	2,500,000	2,503,010
National Rural Utilities, 0.700%, 3/21/2017 (13)	3,000,000	2,998,816

		7,503,147

Foreign Banks — 8.6%
Commonwealth Bank of Australia:
1.222%, 3/10/2017 (6)(8)	2,500,000	2,500,387
1.327%, 6/19/2017 (6)(8)	2,500,000	2,502,618
DNB Bank ASA, 0.660%, 3/1/2017 (6)(13)	5,000,000	4,999,914
HSBC Bank PLC, 1.112%, 9/15/2017 (8)	3,250,000	3,250,581
Nordea Bank AB, 1.100%, 7/27/2017 (6)(13)	1,000,000	995,803
Suncorp Metway Ltd.:
0.770%, 3/22/2017 (6)(13)	3,000,000	2,998,299
1.050%, 3/14/2017 (6)(13)	2,000,000	1,999,284
1.330%, 7/17/2017 (6)(13)	2,000,000	1,989,706
1.360%, 8/9/2017 (6)(13)	2,250,000	2,236,038

Description	Principal Amount	Value
Commercial Paper (continued)

Foreign Banks (continued)
Swedbank, 0.660%, 3/1/2017 (13)	$9,750,000	$9,749,833
Westpac Banking Corp., 1.232%, 10/20/2017 (6)(8)	2,500,000	2,504,582

		35,727,045

Government Development Banks — 2.4%
Swedish Export Credit, 0.740%, 3/16/2017 (13)	10,000,000	9,997,142

Government Regional — 1.6%
Province of Ontario, 0.640%, 3/1/2017 (13)	6,700,000	6,699,883

Life Insurance — 1.2%
MetLife Short Term Funding LLC, 0.950%, 5/15/2017 (6)(13)	5,000,000	4,990,025

Pharmaceuticals — 3.0%
Novartis Finance Corp.:
0.680%, 3/16/2017 (6)(13)	7,500,000	7,497,856
0.680%, 3/17/2017 (6)(13)	5,000,000	4,998,480

		12,496,336

Utilities — 2.2%
Florida Power & Light Co.:
0.830%, 3/29/2017 (13)	3,000,000	2,997,743
0.850%, 3/8/2017 (13)	6,000,000	5,998,778

		8,996,521

Winding Up Agencies — 2.4%
Erste Abwicklungsanstalt:
1.060%, 6/26/2017 (6)(13)	2,500,000	2,491,757
1.110%, 5/26/2017 (6)(13)	2,500,000	2,494,762
1.112%, 4/19/2017 (6)(8)	2,500,000	2,501,157
1.120%, 4/3/2017 (6)(8)	2,500,000	2,500,913

		9,988,589

Total Commercial Paper (identified cost $216,628,319)		216,656,010

Municipals — 11.4%

Maryland — 1.2%
Maryland Economic Development Corp., 0.630%, 2/15/2043 (8)	5,000,000	5,000,000

Mississippi — 1.6%
County of Jackson, 0.580%, 6/1/2023 (8)	6,500,000	6,500,000

North Carolina — 0.3%
County of Guilford, 0.600%, 3/1/2025 (8)	1,425,000	1,425,000

Ohio — 1.3%
Ohio State University, 0.600%, 6/1/2035 (8)	5,350,000	5,350,000

Texas — 1.2%
Gulf Coast Industrial Development Authority, 0.550%, 11/1/2041 (8)	5,000,000	5,000,000

Utah — 1.1%
County of Weber, 0.560%, 2/15/2035 (8)	4,500,000	4,500,000

Virginia — 2.0%
Loudoun County Economic Development Authority, 0.630%, 2/15/2038 (8)	8,250,000	8,250,000

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Institutional Prime Money Market Fund (continued)

Description	Shares or Principal Amount	Value
Municipals (continued)

Wyoming — 2.7%
County of Uinta, 0.580%, 8/15/2020 (8)	$11,255,000	$11,255,000

Total Municipals (identified cost $47,280,000)		47,280,000

Mutual Funds — 6.1%
BlackRock Liquidity Funds T-Fund Portfolio — Institutional Class, 0.410%	9,425,047	9,425,047
Invesco Government & Agency Portfolio — Institutional Class, 0.470%	16,000,000	16,000,000

Total Mutual Funds (identified cost $25,425,047)		25,425,047

Repurchase Agreements — 13.2%
Agreement with Goldman Sachs Group, Inc., 0.530%, dated 2/28/2017, to be repurchased at $30,000,442 on 3/1/2017, collateralized by U.S. Government Agency Obligations with various maturities to 2/1/2047, with a market value of $30,509,768	30,000,000	30,000,000
Agreement with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.530%, dated 2/28/2017, to be repurchased at $25,000,368 on 3/1/2017, collateralized by U.S. Government Agency Obligations with various maturities to 7/15/2032, with a market value of $25,464,370	25,000,000	25,000,000

Total Repurchase Agreements (identified cost $55,000,000)		55,000,000

Total Investments — 100.0% (identified cost $415,609,828)		415,700,554
Other Assets and Liabilities — 0.0%		(124,290)

Total Net Assets — 100.0%		$415,576,264

Portfolio Sector Allocation*
Sector	Fund
Certificates of Deposit	17.2%
Commercial Paper	52.1
Municipals	11.4
Mutual Funds	6.1
Repurchase Agreements	13.2

Total	100.0%

(See Notes which are an integral part of the Financial Statements)

Notes to Schedules of Investments (Unaudited)

The categories of investments are shown as a percentage of total net assets for each Fund as of February 28, 2017. Call dates contained within the Schedules of Investments represent the next possible date the security can be redeemed, at the option of the issuer, determined as of February 28, 2017. Maturity dates contained within the Schedules of Investments represent the stated legal maturity date or mandatory put date. Certain securities may be subject to demand features which allow the security to be redeemed prior to final maturity date. In accordance with Rule 2a-7, securities held in the money market funds provide for the return of principal and interest within 397 days due to a scheduled final maturity date or through specific demand features. Demand features entitle a Fund to receive the principal amount of the instrument from the issuer or a third party (1) on no more than 30 calendar days’ notice or (2) at specified intervals not exceeding 397 calendar days.

*	Portfolio composition will change due to ongoing management of the Fund. The percentages are based on net assets at the close of business on February 28, 2017 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.
**	A Summary Schedule of Investments is presented for this portfolio. A complete Schedule of Investments is available by accessing the SEC’s website, www.sec.gov. Descriptions appearing as “Other securities” in this summary Schedule of Investments represent issues not identified as top-fifty unaffiliated holdings in terms of value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of February 28, 2017. In certain instances, securities for which footnotes listed below may otherwise apply are included in the “Other securities” caption.

(1)	Certain shares or principal amounts are temporarily on loan to unaffiliated broker-dealers.
(2)	Non-income producing.
(3)	Please refer to Note 2, subsection Securities Lending, in the Notes to Financial Statements.
(4)	Denotes an investment in an affiliated entity. Please refer to Note 6, subsection Investments in Affiliated Issuers, in the Notes to Financial Statements.
(5)	Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to the performance of a particular underlying equity security or market.
(6)	Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based on criteria approved by the Board of Directors of the BMO Funds. At February 28, 2017 these securities amounted to:

Fund	Amount	% of Total Net Assets
TCH Emerging Markets Bond Fund	$8,857,366	68.94%
Alternative Strategies Fund
Long	3,015,640	2.86
Short	984,734	0.93
Global Long/Short Equity Fund
Long	53,239	0.59
Short	101,362	1.13
Ultra Short Tax-Free Fund	100,510,321	16.63
Short Tax-Free Fund	17,263,145	9.54
Short-Term Income Fund	25,616,144	10.58

Fund	Amount	% of Total Net Assets
Intermediate Tax-Free Fund	$27,229,250	1.70%
Mortgage Income Fund	7,795,536	8.37
TCH Intermediate Income Fund	7,126,789	9.07
TCH Corporate Income Fund	23,505,364	10.09
TCH Core Plus Bond Fund	60,811,243	6.18
Monegy High Yield Bond Fund	20,224,116	39.83
Tax-Free Money Market Fund	44,945,000	11.80
Prime Money Market Fund	152,940,802	33.90
Institutional Prime Money Market Fund	151,954,308	36.56

(7)	Foreign security value denominated in U.S. Dollars. Principal amount listed represents adjusted par in local currency.
(8)	Denotes a variable or floating rate security. Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of February 28, 2017.
(9)	Purchased on a when-issued or delayed delivery basis.
(10)	Issue is in default or bankruptcy.
(11)	All or a portion of this security is segregated as collateral for securities sold short.
(12)	Interest on these securities is unapproved, and not reasonably expected to be received.
(13)	Each issue shows the rate of the discount at the time of purchase.
(14)	Issue represents an Auction Rate Security. An Auction Rate Security is a corporate or municipal bond debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.
(15)	Securities have redemption features that may delay redemption beyond seven days.
(16)	Securities that are subject to alternative minimum tax of the Intermediate Tax-Free Fund portfolio represents 2.64%, as calculated based upon total portfolio market value.
(17)	Issue represents a convertible capital appreciation bond. These securities are tax-exempt bonds that originate as capital appreciation bonds with zero coupon features at time of issuance and convert to an interest paying bond at a pre-specified rate determined at time of issuance.

Notes to Schedules of Investments (continued)

The following acronyms may be referenced throughout this report:

ACA          — American Capital Access Corporation

ADED        — Arkansas Department of Economic Development

ADR          — American Depository Receipt

AGC          — Assured Guaranty Corporation

AGM          — Assured Guaranty Municipal

AMBAC      — American Municipal Bond Assurance Corporation

AMT          — Alternative Minimum Tax

BAM          — Build America Mutual Assurance Company

BHAC        — Berkshire Hathaway Assurance Corporation

BMA          — Bond Market Association

CFC           — Cooperative Finance Corporation

CIFG          — CDC IXIS Financial Guaranty

CMI           — California Mortgage Insurance

COLL          — Collateralized

ETF            — Exchange Traded Fund

FDIC          — Federal Depository Insurance Corporation

FGIC          — Financial Guaranty Insurance Corporation

FHA          — Federal Housing Administration

FHLB         — Federal Home Loan Bank

FHLMC       — Federal Home Loan Mortgage Corporation

FNMA       — Federal National Mortgage Association

FRN          — Floating Rate Note

FSA           — Financial Security Assurance Corporation

GDR          — Global Depository Receipt

GNMA       — Government National Mortgage Association

GO            — Government Obligation

HFDC         — Health Facility Development Corporation

HUD          — Department of Housing and Urban Development

IDC              — Industrial Development Corporation

IMI              — Investors Mortgage Insurance Company

INS              — Insured

LIQ              — Liquidity Agreement

LLC              — Limited Liability Corporation

LOC             — Letter of Credit

LP                — Limited Partnership

LT                — Limited Tax

MAC             — Municipal Assurance Corporation

MBIA           — Municipal Bond Insurance Association

MHF             — Maryland Housing Fund

MTN            — Medium Term Note

NATL-RE       — National Rural Utilities Cooperative Finance

                       Corporation Reinsurance

PCA             — Pollution Control Authority

PLC             — Public Limited Company

PSF             — Permanent School Fund Guaranteed

PUFG           — Permanent University Fund Guarantee

Q-SBLF         — Qualified School Bond Loan Fund

RADIAN       — Radian Asset Assurance

REITs           — Real Estate Investment Trusts

REMIC          — Real Estate Mortgage Investment Conduit

SAW            — State Aid Withholding

TCRs            — Transferable Custody Receipts

TLGP            — Temporary Liquidity Guarantee Program

TRANs          — Tax and Revenue Anticipation Notes

UT               — Unlimited Tax

VRNs           — Variable Rate Notes

XLCA            — XL Capital Assurance

February 28, 2017 (Unaudited)

Statements of Assets and Liabilities	BMO Funds

	Low Volatility Equity Fund		Dividend Income Fund		Large-Cap Value Fund		Large-Cap Growth Fund		Mid-Cap Value Fund
Assets:
Investments in unaffiliated issuers, at value	$243,376,948	(1)	$171,688,618	(1)	$498,470,505	(1)	$422,372,708	(1)	$339,553,136	(1)
Cash sweep investments in affiliated issuers, at value	2,547,504		1,658,541		4,977,091		6,264,810		4,254,316
Dividends and interest receivable	296,845		387,592		816,859		297,656		340,610
Receivable for investments sold	—		1,133,037		2,675,910		—		—
Receivable for capital stock sold	541,755		86,171		348,083		1,185,570		156,215
Prepaid expenses and other receivables	18,031		22,125		40,619		41,745		34,029

Total assets	246,781,083		174,976,084		507,329,067		430,162,489		344,338,306

Liabilities:
Payable for return of securities lending collateral	81,325,876		54,172,005		159,922,205		136,239,178		113,733,758
Payable for investments purchased	—		—		4,205,489		—		—
Payable for capital stock redeemed	512,316		206,540		580,104		347,435		376,784
Payable to affiliates, net (Note 6)	71,626		60,146		200,936		171,056		171,146
Other liabilities	16,735		30,822		50,040		51,815		49,967

Total liabilities	81,926,553		54,469,513		164,958,774		136,809,484		114,331,655

Total net assets	$164,854,530		$120,506,571		$342,370,293		$293,353,005		$230,006,651

Net assets consist of:
Paid-in capital	$143,224,795		$89,484,611		$269,551,563		$220,311,761		$194,324,654
Net unrealized appreciation on investments	21,196,421		25,657,548		61,276,349		66,023,331		31,836,914
Accumulated net realized gain on investments	67,276		4,987,281		10,974,105		6,558,571		3,896,676
Undistributed net investment income (distributions in excess of net investment income)	366,038		377,131		568,276		459,342		(51,593)

Total net assets	$164,854,530		$120,506,571		$342,370,293		$293,353,005		$230,006,651

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares:
Net asset value, offering price and redemption proceeds per share	$—		$—		$15.71		$16.00		$11.87
Advisor class of shares:
Net asset value and redemption proceeds per share	14.25		14.08		15.71		16.00		11.87
Offering price per share(2)	15.00		14.82		16.54		16.84		12.49
Institutional class of shares:
Net asset value, offering price and redemption proceeds per share	14.30		14.11		15.73		16.13		11.84
Retirement class R-3 of shares:
Net asset value, offering price and redemption proceeds per share	—		—		—		—		11.82
Retirement class R-6 of shares:
Net asset value, offering price and redemption proceeds per share	—		—		15.74		16.14		11.84

Net assets:
Investor class of shares	$—		$—		$185,912,612		$185,271,682		$148,329,947
Advisor class of shares	31,266,931		84,026,695		56,840		242,129		48,484
Institutional class of shares	133,587,599		36,479,876		156,343,512		107,784,478		68,455,413
Retirement class R-3 of shares	—		—		—		—		23,411
Retirement class R-6 of shares	—		—		57,329		54,716		13,149,396

Total net assets	$164,854,530		$120,506,571		$342,370,293		$293,353,005		$230,006,651

Shares outstanding:
Investor class of shares	—		—		11,835,198		11,579,823		12,496,218
Advisor class of shares	2,193,986		5,969,168		3,618		15,133		4,085
Institutional class of shares	9,341,714		2,585,828		9,938,045		6,681,170		5,781,469
Retirement class R-3 of shares	—		—		—		—		1,981
Retirement class R-6 of shares	—		—		3,643		3,390		1,110,284

Total shares outstanding	11,535,700		8,554,996		21,780,504		18,279,516		19,394,037

Investments, at cost:
Investments in unaffiliated issuers	$222,180,701		$146,031,219		$437,194,311		$356,349,735		$307,716,640
Cash sweep investments in affiliated issuers	2,547,330		1,658,392		4,976,936		6,264,452		4,253,898

Total investments, at cost	$224,728,031		$147,689,611		$442,171,247		$362,614,187		$311,970,538

(1)	Including $79,082,879, $52,677,922, $155,511,494, $132,481,653 and $110,596,941, respectively, of securities on loan. A security on loan value represents both market value and accrued interest.
(2)	Computation of offering price per share 100/95 of net asset value.

(See Notes which are an integral part of the Financial Statements)

February 28, 2017 (Unaudited)

Statements of Assets and Liabilities	BMO Funds

	Mid-Cap Growth Fund		Small-Cap Value Fund		Small-Cap Core Fund		Small-Cap Growth Fund		Global Low Volatility Equity Fund
Assets:
Investments in unaffiliated issuers, at value	$176,967,885	(1)	$102,153,586	(1)	$27,663,439	(1)	$278,597,219	(1)	$47,501,040	(1)
Cash sweep investments in affiliated issuers, at value	1,909,364		1,715,476		424,213		3,157,962		—
Cash	—		—		—		—		218
Cash denominated in foreign currencies	—		—		—		—		111,484	(2)
Dividends and interest receivable	59,291		40,330		8,045		37,979		60,846
Receivable for investments sold	—		—		—		—		857,677
Receivable for capital stock sold	92,527		48,230		37,500		108,534		—
Prepaid expenses and other receivables	35,339		27,184		18,570		24,959		16,402

Total assets	179,064,406		103,984,806		28,151,767		281,926,653		48,547,667

Liabilities:
Payable for return of securities lending collateral	59,144,116		34,339,980		9,282,409		94,042,316		1,366,657
Payable for investments purchased	—		—		—		—		66,107
Payable for capital stock redeemed	247,409		38,153		—		219,881		—
Payable for foreign tax expense	—		—		—		—		2,403
Payable to affiliates, net (Note 6)	82,597		42,585		3,396		146,527		306,955
Other liabilities	50,876		31,317		10,602		57,383		27,993

Total liabilities	59,524,998		34,452,035		9,296,407		94,466,107		1,770,115

Total net assets	$119,539,408		$69,532,771		$18,855,360		$187,460,546		$46,777,552

Net assets consist of:
Paid-in capital	$104,962,314		$58,290,967		$15,584,515		$169,613,057		$42,697,054
Net unrealized appreciation on investments and foreign currency translation	13,554,987		9,447,555		2,937,955		18,773,384		4,735,827
Accumulated net realized gain (loss) on investments and foreign currency transactions	1,387,613		1,836,403		338,627		610,775		(650,208)
Distributions in excess of net investment income	(365,506)		(42,154)		(5,737)		(1,536,670)		(5,121)

Total net assets	$119,539,408		$69,532,771		$18,855,360		$187,460,546		$46,777,552

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares:
Net asset value, offering price and redemption proceeds per share	$13.89		$—		$—		$17.39		$—
Advisor class of shares:
Net asset value and redemption proceeds per share	13.89		13.66		13.16		—		12.41
Offering price per share(3)	14.62		14.38		13.85		—		13.06
Institutional class of shares:
Net asset value, offering price and redemption proceeds per share	14.43		13.83		13.22		17.97		12.43
Retirement class R-3 of shares:
Net asset value, offering price and redemption proceeds per share	14.21		13.66		—		—		—
Retirement class R-6 of shares:
Net asset value, offering price and redemption proceeds per share	14.49		13.88		—		—		—

Net assets:
Investor class of shares	$87,878,306		$—		$—		$104,952,039		$—
Advisor class of shares	48,514		44,856,199		1,404,580		—		635,278
Institutional class of shares	31,570,722		22,916,715		17,450,780		82,508,507		46,142,274
Retirement class R-3 of shares	20,753		108,913		—		—		—
Retirement class R-6 of shares	21,113		1,650,944		—		—		—

Total net assets	$119,539,408		$69,532,771		$18,855,360		$187,460,546		$46,777,552

Shares outstanding:
Investor class of shares	6,327,474		—		—		6,033,637		—
Advisor class of shares	3,493		3,282,688		106,718		—		51,211
Institutional class of shares	2,187,436		1,657,267		1,319,830		4,592,442		3,712,574
Retirement class R-3 of shares	1,460		7,976		—		—		—
Retirement class R-6 of shares	1,457		118,942		—		—		—

Total shares outstanding	8,521,320		5,066,873		1,426,548		10,626,079		3,763,785

Investments, at cost:
Investments in unaffiliated issuers	$163,413,139		$92,706,180		$24,725,517		$259,823,835		$42,766,270
Cash sweep investments in affiliated issuers	1,909,123		1,715,327		424,180		3,157,962		—

Total investments, at cost	$165,322,262		$94,421,507		$25,149,697		$262,981,797		$42,766,270

(1)	Including $57,512,900, $33,392,871, $9,026,397, $91,448,596 and $1,283,249, respectively, of securities on loan. A security on loan value represents both market value and accrued interest.
(2)	Identified cost of cash denominated in foreign currencies is $111,576.
(3)	Computation of offering price per share 100/95 of net asset value.

(See Notes which are an integral part of the Financial Statements)

February 28, 2017 (Unaudited)

Statements of Assets and Liabilities	BMO Funds

	Disciplined International Equity Fund		Pyrford International Stock Fund		LGM Emerging Markets Equity Fund		TCH Emerging Markets Bond Fund		Alternative Strategies Fund
Assets:
Investments in unaffiliated issuers, at value	$60,386,280	(1)	$679,344,225	(1)	$145,137,324	(1)	$14,493,596	(1)	$107,765,253
Purchased options, at value	—		—		—		—		259,837
Cash	—		—		—		20,000		1,972
Deposit held at broker	—		—		—		—		27,700,528
Cash denominated in foreign currencies	18,479	(2)	514,217	(2)	361,282	(2)	—		3,139	(2)
Dividends and interest receivable	161,054		2,222,440		174,115		166,986		223,753
Receivable for investments sold	—		1,997,391		1,388,862		—		2,947,868
Receivable for capital stock sold	142,759		6,069,256		166,430		211		121,640
Receivable for daily variation margin	—		—		—		—		342,717
Receivable for forward foreign currency contracts	—		—		—		—		298,922
Receivable from affiliates, net (Note 6)	—		—		—		3,475		—
Prepaid expenses and other receivables	31,426		46,580		23,086		15,734		22,345

Total assets	60,739,998		690,194,109		147,251,099		14,700,002		139,687,974

Liabilities:
Securities sold short, at value (proceeds $28,617,162)	—		—		—		—		29,549,312
Options written, at value (proceeds $554,599)	—		—		—		—		543,941
Payable for dividends and interest on securities sold short	—		—		—		—		67,771
Payable for return of securities lending collateral	2,374,141		32,450,728		2,180,488		1,836,930		—
Payable for investments purchased	—		731,820		2,521,996		—		3,516,924
Payable for capital stock redeemed	—		745,352		923,625		125		—
Payable for daily variation margin	—		—		—		—		82,131
Payable for foreign tax expense	2,328		66,945		825,737		—		—
Payable for forward foreign currency contracts	—		—		—		—		365,542
Payable to affiliates, net (Note 6)	20,114		428,838		98,354		—		119,335
Other liabilities	30,683		174,383		77,840		15,498		132,550

Total liabilities	2,427,266		34,598,066		6,628,040		1,852,553		34,377,506

Total net assets	$58,312,732		$655,596,043		$140,623,059		$12,847,449		$105,310,468

Net assets consist of:
Paid-in capital	$58,790,009		$670,177,792		$132,909,096		$13,069,446		$101,314,778
Net unrealized appreciation on investments, options, futures contracts and foreign currency translation	4,973,874		20,882,326		15,916,191		72,073		5,383,167
Accumulated net realized loss on investments, options, futures contracts and foreign currency transactions	(5,154,066)		(36,373,007)		(8,180,946)		(383,384)		(592,351)
Undistributed net investment income (distributions in excess of net investment income)	(297,085)		908,932		(21,282)		89,314		(795,126)

Total net assets	$58,312,732		$655,596,043		$140,623,059		$12,847,449		$105,310,468

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares:
Net asset value, offering price and redemption proceeds per share	$—		$12.07		$—		$—		$—
Advisor class of shares:
Net asset value and redemption proceeds per share	9.93		12.07		13.41		10.20		10.55
Offering price per share	10.45	(3)	12.71	(3)	14.12	(3)	10.57	(4)	11.11	(3)
Institutional class of shares:
Net asset value, offering price and redemption proceeds per share	9.93		12.10		13.42		9.89		10.59
Retirement class R-3 of shares:
Net asset value, offering price and redemption proceeds per share	—		12.09		—		—		—
Retirement class R-6 of shares:
Net asset value, offering price and redemption proceeds per share	—		12.10		—		—		—

Net assets:
Investor class of shares	$—		$99,530,272		$—		$—		$—
Advisor class of shares	131,024		173,728		49,658,018		115,992		257,065
Institutional class of shares	58,181,708		520,987,950		90,965,041		12,731,457		105,053,403
Retirement class R-3 of shares	—		23,523		—		—		—
Retirement class R-6 of shares	—		34,880,570		—		—		—

Total net assets	$58,312,732		$655,596,043		$140,623,059		$12,847,449		$105,310,468

(Continued on next page)

(See Notes which are an integral part of the Financial Statements)

February 28, 2017 (Unaudited)

Statements of Assets and Liabilities	BMO Funds

	Disciplined International Equity Fund	Pyrford International Stock Fund	LGM Emerging Markets Equity Fund	TCH Emerging Markets Bond Fund	Alternative Strategies Fund
Shares outstanding:
Investor class of shares	—	8,247,257	—	—	—
Advisor class of shares	13,195	14,395	3,704,377	11,374	24,375
Institutional class of shares	5,856,748	43,069,154	6,777,628	1,286,996	9,917,560
Retirement class R-3 of shares	—	1,946	—	—	—
Retirement class R-6 of shares	—	2,882,590	—	—	—

Total shares outstanding	5,869,943	54,215,342	10,482,005	1,298,370	9,941,935

Investments, at cost:
Investments in unaffiliated issuers	$55,410,513	$658,418,313	$129,224,510	$14,421,572	$101,586,508
Purchased options	—	—	—	—	327,874

Total investments, at cost	$55,410,513	$658,418,313	$129,224,510	$14,421,572	$101,914,382

(1)	Including $2,257,517, $31,126,459, $2,010,465 and $1,799,643, respectively, of securities on loan. A security on loan value represents both market value and accrued interest.
(2)	Identified cost of cash denominated in foreign currencies are $18,493, $513,719, $359,856, and $3,150, respectively.
(3)	Computation of offering price per share 100/95 of net asset value.
(4)	Computation of offering price per share 100/96.5 of net asset value.

(See Notes which are an integral part of the Financial Statements)

February 28, 2017 (Unaudited)

Statements of Assets and Liabilities	BMO Funds

	Global Long/Short Equity Fund		Ultra Short Tax-Free Fund	Short Tax-Free Fund		Short-Term Income Fund		Intermediate Tax-Free Fund
Assets:
Investments in unaffiliated issuers, at value	$12,077,012	(1)	$607,851,649	$179,507,038		$272,568,735	(1)	$1,583,833,178
Cash sweep investments in affiliated issuers, at value	—		44,454	42,663		5,315,169		38,819
Investments in other affiliated issuers, at value	—		—	860,981		—		5,078,111
Cash	—		1,000	1,000		—		1,000
Cash denominated in foreign currencies	1,369	(2)	—	—		—		—
Dividends and interest receivable	19,945		2,289,745	1,372,321		992,812		15,952,539
Receivable for investments sold	—		—	—		3,007,649		—
Receivable for capital stock sold	—		270,290	71,442		420,282		1,549,830
Receivable from affiliates, net (Note 6)	891		—	—		—		—
Prepaid expenses and other receivables	30,223		37,814	24,140		26,385		62,329

Total assets	12,129,440		610,494,952	181,879,585		282,331,032		1,606,515,806

Liabilities:
Securities sold short, at value (proceeds $2,705,044)	2,694,760		—	—		—		—
Payable for dividends and interest on securities sold short	634		—	—		—		—
Payable for return of securities lending collateral	439,108		—	—		36,341,551		—
Payable for investments purchased	—		5,378,108	575,000		1,398,992		—
Payable for capital stock redeemed	—		400,443	195,850		2,267,681		3,889,927
Payable for foreign tax expense	1,019		—	—		—		—
Payable to affiliates, net (Note 6)	—		112,131	35,952		53,376		525,599
Payable for income distribution	—		288,213	144,731		157,729		692,794
Other liabilities	23,253		45,474	33,952		40,282		105,184

Total liabilities	3,158,774		6,224,369	985,485		40,259,611		5,213,504

Total net assets	$8,970,666		$604,270,583	$180,894,100		$242,071,421		$1,601,302,302

Net assets consist of:
Paid-in capital	$8,131,856		$604,222,242	$180,894,958		$243,059,363		$1,572,861,983
Net unrealized appreciation (depreciation) on investments and foreign currency translation	803,089		(11,346)	248,081		837,773		39,699,604
Accumulated net realized gain (loss) on investments and foreign currency transactions	48,414		75,070	(256,583)		(1,753,308)		(11,325,975)
Undistributed net investment income (distributions in excess of net investment income)	(12,693)		(15,383)	7,644		(72,407)		66,690

Total net assets	$8,970,666		$604,270,583	$180,894,100		$242,071,421		$1,601,302,302

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares:
Net asset value, offering price and redemption proceeds per share	$—		$10.07	$10.14		$9.36		$11.15
Advisor class of shares:
Net asset value and redemption proceeds per share	11.80		10.07	10.14		9.36		11.15
Offering price per share	12.42	(3)	10.28 (4)	10.35	(4)	9.55	(4)	11.55	(5)
Institutional class of shares:
Net asset value, offering price and redemption proceeds per share	11.82		10.07	10.15		9.38		11.15

Net assets:
Investor class of shares	$—		$45,536,321	$17,585,530		$52,510,266		$1,058,154,338
Advisor class of shares	541,364		980,077	1,709,257		245,741		2,444,954
Institutional class of shares	8,429,302		557,754,185	161,599,313		189,315,414		540,703,010

Total net assets	$8,970,666		$604,270,583	$180,894,100		$242,071,421		$1,601,302,302

Shares outstanding:
Investor class of shares	—		4,521,326	1,734,083		5,609,616		94,896,100
Advisor class of shares	45,862		97,312	168,548		26,252		219,268
Institutional class of shares	713,106		55,408,809	15,924,404		20,186,070		48,504,566

Total shares outstanding	758,968		60,027,447	17,827,035		25,821,938		143,619,934

Investments, at cost:
Investments in unaffiliated issuers	$11,284,213		$607,862,995	$179,257,275		$271,731,560		$1,544,123,645
Cash sweep investments in affiliated issuers	—		44,454	42,663		5,314,571		38,819
Investments in other affiliated issuers	—		—	862,663		—		5,088,040

Total investments, at cost	$11,284,213		$607,907,449	$180,162,601		$277,046,131		$1,549,250,504

(1)	Including $416,625 and $35,339,238, respectively, of securities on loan. A security on loan value represents both market value and accrued interest.
(2)	Identified cost of cash denominated in foreign currencies is $1,398.
(3)	Computation of offering price per share 100/95 of net asset value.
(4)	Computation of offering price per share 100/98 of net asset value.
(5)	Computation of offering price per share 100/96.5 of net asset value.

(See Notes which are an integral part of the Financial Statements)

February 28, 2017 (Unaudited)

Statements of Assets and Liabilities	BMO Funds

	Mortgage Income Fund	TCH Intermediate Income Fund	TCH Corporate Income Fund	TCH Core Plus Bond Fund	Monegy High Yield Bond Fund
Assets:
Investments in unaffiliated issuers, at value	$91,897,520	$84,211,204 (1)	$266,685,755 (1)	$1,208,283,252 (1)	$48,679,212
Cash sweep investments in affiliated issuers, at value	1,032,709	5,898,146	14,614,012	32,287,867	1,381,253
Cash	—	4,000,000	—	—	—
Deposit held at broker	—	100,000	250,000	250,000	—
Dividends and interest receivable	288,327	398,882	1,798,083	5,124,574	788,097
Receivable for investments sold	281	—	984,777	4,923,883	113,330
Receivable for capital stock sold	650	1,140,675	1,045,396	2,025,090	35,726
Prepaid expenses and other receivables	23,669	17,387	29,901	50,193	27,397

Total assets	93,243,156	95,766,294	285,407,924	1,252,944,859	51,025,015

Liabilities:
Payable for return of securities lending collateral	—	17,059,991	45,959,544	261,793,463	—
Payable for investments purchased	—	—	6,006,445	5,000,000	133,335
Payable for capital stock redeemed	30,068	29,700	212,663	907,510	48,881
Payable to affiliates, net (Note 6)	36,406	22,786	70,493	308,895	14,536
Payable for income distribution	32,334	31,183	198,614	161,927	16,535
Other liabilities	31,121	20,716	33,109	64,172	34,771

Total liabilities	129,929	17,164,376	52,480,868	268,235,967	248,058

Total net assets	$93,113,227	$78,601,918	$232,927,056	$984,708,892	$50,776,957

Net assets consist of:
Paid-in capital	$97,702,416	$100,385,868	$231,117,251	$981,153,808	$52,816,771
Net unrealized appreciation on investments	886,753	914,889	1,973,524	4,734,449	2,285,602
Accumulated net realized loss on investments	(5,092,188)	(22,653,692)	(161,021)	(811,937)	(4,316,030)
Distributions in excess of net investment income	(383,754)	(45,147)	(2,698)	(367,428)	(9,386)

Total net assets	$93,113,227	$78,601,918	$232,927,056	$984,708,892	$50,776,957

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares:
Net asset value, offering price and redemption proceeds per share	$9.16	$—	$12.96	$11.61	$—
Advisor class of shares:
Net asset value and redemption proceeds per share	9.16	10.62	12.96	11.61	9.59
Offering price per share(2)	9.49	11.01	13.43	12.03	9.94
Institutional class of shares:
Net asset value, offering price and redemption proceeds per share	9.15	10.61	12.94	11.61	9.59

Net assets:
Investor class of shares	$75,444,071	$—	$110,759,224	$501,660,365	$—
Advisor class of shares	31,323	19,255,165	557,500	1,942,823	30,693,929
Institutional class of shares	17,637,833	59,346,753	121,610,332	481,105,704	20,083,028

Total net assets	$93,113,227	$78,601,918	$232,927,056	$984,708,892	$50,776,957

Shares outstanding:
Investor class of shares	8,239,941	—	8,548,381	43,198,038	—
Advisor class of shares	3,421	1,812,464	43,028	167,296	3,199,182
Institutional class of shares	1,927,924	5,592,178	9,396,696	41,440,376	2,095,151

Total shares outstanding	10,171,286	7,404,642	17,988,105	84,805,710	5,294,333

Investments, at cost:
Investments in unaffiliated issuers	$91,010,767	$83,296,726	$264,713,434	$1,203,551,386	$46,393,700
Cash sweep investments in affiliated issuers	1,032,709	5,897,735	14,612,809	32,285,284	1,381,163

Total investments, at cost	$92,043,476	$89,194,461	$279,326,243	$1,235,836,670	$47,774,863

(1)	Including $16,589,471, $44,691,963 and $254,573,108, respectively, of securities on loan. A security on loan value represents both market value and accrued interest.
(2)	Computation of offering price per share 100/96.5 of net asset value.

(See Notes which are an integral part of the Financial Statements)

February 28, 2017 (Unaudited)

Statements of Assets and Liabilities	BMO Funds

	Government Money Market Fund	Tax-Free Money Market Fund	Prime Money Market Fund	Institutional Prime Money Market Fund
Assets:
Investments in unaffiliated issuers, at value	$3,045,745,384	$380,557,471	$386,788,644	$360,700,554
Investments in repurchase agreements	528,786,766	—	64,406,442	55,000,000
Cash	—	1,000	—	—
Dividends and interest receivable	740,248	470,153	136,127	158,888
Receivable for capital stock sold	43,480	—	—	—
Receivable for interfund lending to affiliates, net (Note 6)	604,317	—	—	—
Prepaid expenses and other receivables	49,835	32,104	56,293	18,216

Total assets	3,575,970,030	381,060,728	451,387,506	415,877,658

Liabilities:
Payable for investments purchased	224,997,188	—	—	—
Payable to affiliates, net (Note 6)	631,372	57,365	90,114	25,906
Payable for income distribution	711,068	128,626	112,064	210,496
Other liabilities	24,857	13,585	48,303	64,992

Total liabilities	226,364,485	199,576	250,481	301,394

Total net assets	$3,349,605,545	$380,861,152	$451,137,025	$415,576,264

Net assets consist of:
Paid-in capital	$3,349,605,686	$380,861,099	$450,896,422	$415,485,538
Net unrealized appreciation on investments	—	—	—	90,726
Accumulated net realized gain on investments	900	42,083	264,654	33
Distributions in excess of net investment income	(1,041)	(42,030)	(24,051)	(33)

Total net assets	$3,349,605,545	$380,861,152	$451,137,025	$415,576,264

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares:
Net asset value, offering price and redemption proceeds per share	$1.00	$1.00	$1.00	$1.0002
Premier class of shares:
Net asset value, offering price and redemption proceeds per share	1.00	1.00	1.00	1.0002

Net assets:
Investor class of shares	$842,535,557	$81,521,375	$219,226,977	$1,370,152
Premier class of shares	2,507,069,988	299,339,777	231,910,048	414,206,112

Total net assets	$3,349,605,545	$380,861,152	$451,137,025	$415,576,264

Shares outstanding:
Investor class of shares	842,536,931	81,518,810	219,288,958	1,369,864
Premier class of shares	2,507,068,755	299,369,957	231,872,082	414,118,709

Total shares outstanding	3,349,605,686	380,888,767	451,161,040	415,488,573

Investments, at cost:
Investments in unaffiliated issuers	$3,574,532,150	$380,557,471	$451,195,086	$415,609,828

Total investments, at cost	$3,574,532,150	$380,557,471	$451,195,086	$415,609,828

(See Notes which are an integral part of the Financial Statements)

Six Months Ended February 28, 2017 (Unaudited)

Statements of Operations	BMO Funds

	Low Volatility Equity Fund		Dividend Income Fund	Large-Cap Value Fund	Large-Cap Growth Fund	Mid-Cap Value Fund
Investment income:
Dividend income from:
Unaffiliated issuers	$1,606,311	(1)	$1,601,907	$3,011,678	$1,598,626	$1,767,059
Affiliated issuers	8,956		5,529	12,908	13,255	15,432
Net securities lending income (Note 6)	78,256		63,913	166,904	129,546	110,290

Total income	1,693,523		1,671,349	3,191,490	1,741,427	1,892,781

Expenses:
Investment advisory fees (Note 6)	382,919		288,954	789,261	666,236	768,821
Shareholder servicing fees (Note 6)	—		—	216,966	209,255	179,391
Administration fees (Note 6)	114,876		86,686	236,739	199,832	159,447
Portfolio accounting fees	35,770		30,089	67,629	60,885	60,146
Recordkeeping fees	17,599		12,756	37,029	45,910	42,888
Custodian fees (Note 6)	3,526		2,660	7,268	6,135	5,166
Registration fees	16,080		15,902	36,196	35,624	31,875
Professional fees	12,438		12,438	12,621	12,621	12,621
Printing and postage	1,667		17,081	18,476	17,854	21,110
Directors’ fees	6,612		6,612	6,612	6,612	6,612
Distribution services fees (Note 6):
Advisor class	25,023		99,131	50	434	47
Retirement class R-3	—		—	—	—	57
Miscellaneous	3,166		2,570	4,553	4,257	5,058

Total expenses	619,676		574,879	1,433,400	1,265,655	1,293,239

Deduct:
Expense waivers (Note 6)	(96,315)		(100,108)	(32,532)	(56,650)	(11,509)

Net expenses	523,361		474,771	1,400,868	1,209,005	1,281,730

Net investment income	1,170,162		1,196,578	1,790,622	532,422	611,051

Net realized and unrealized gain (loss) on investments:
Net realized gain on transactions from:
Investments in unaffiliated issuers	873,351		5,875,328	13,865,603	9,162,908	41,974,049
Investments in affiliated issuers	619		160	1,775	576	1,141

Total net realized gain	873,970		5,875,488	13,867,378	9,163,484	41,975,190
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	6,678,960		5,097,332	23,536,134	19,074,144	(15,833,053)
Investments in affiliated issuers	174		149	155	358	418

Total net change in unrealized appreciation (depreciation)	6,679,134		5,097,481	23,536,289	19,074,502	(15,832,635)

Net realized and unrealized gain on investments	7,553,104		10,972,969	37,403,667	28,237,986	26,142,555

Change in net assets resulting from operations	$8,723,266		$12,169,547	$39,194,289	$28,770,408	$26,753,606

(1)	Net of foreign taxes withheld of $2,243.

(See Notes which are an integral part of the Financial Statements)

Six Months Ended February 28, 2017 (Unaudited)

Statements of Operations	BMO Funds

	Mid-Cap Growth Fund	Small-Cap Value Fund	Small-Cap Core Fund	Small-Cap Growth Fund	Global Low Volatility Equity Fund
Investment income:
Dividend income from:
Unaffiliated issuers	$527,177 (1)	$456,534	$71,112	$252,752	$545,382 (1)
Affiliated issuers	9,733	4,778	1,085	15,739	—
Net securities lending income (Note 6)	67,105	40,662	11,620	414,698	4,185

Total income	604,015	501,974	83,817	683,189	549,567

Expenses:
Investment advisory fees (Note 6)	407,038	231,715	50,033	937,610	159,694
Shareholder servicing fees (Note 6)	105,794	—	—	148,455	—
Administration fees (Note 6)	89,117	49,904	11,546	189,665	36,852
Portfolio accounting fees	45,441	32,327	16,548	49,563	27,950
Recordkeeping fees	39,365	23,906	9,780	26,584	10,166
Custodian fees (Note 6)	2,735	1,557	355	5,814	30,042
Registration fees	31,844	26,176	14,480	19,737	15,299
Professional fees	12,621	12,438	12,438	12,621	12,572
Printing and postage	22,743	19,494	1,059	32,464	1,048
Directors’ fees	6,612	6,612	6,612	6,612	6,612
Distribution services fees (Note 6):
Advisor class	35	54,055	1,000	—	392
Retirement class R-3	51	240	—	—	—
Miscellaneous	4,490	3,295	1,617	9,250	8,853

Total expenses	767,886	461,719	125,468	1,438,375	309,480

Deduct:
Expense waivers (Note 6)	(73,747)	(73,373)	(55,191)	—	(99,402)

Net expenses	694,139	388,346	70,277	1,438,375	210,078

Net investment income (loss)	(90,124)	113,628	13,540	(755,186)	339,489

Net realized and unrealized gain (loss) on investments and foreign currency:
Net realized gain (loss) on transactions from:
Investments in unaffiliated issuers	26,924,135	7,689,501	508,089	68,610,422	(324,422)
Investments in affiliated issuers	742	141	81	1,686	—
Foreign currency transactions	—	—	—	—	(25,874)

Total net realized gain (loss)	26,924,877	7,689,642	508,170	68,612,108	(350,296)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(15,938,345)	1,376,550	1,818,568	(49,948,868)	630,998
Investments in affiliated issuers	241	149	33	—	—
Foreign currency translations	—	—	—	—	1,916

Total net change in unrealized appreciation (depreciation)	(15,938,104)	1,376,699	1,818,601	(49,948,868)	632,914

Net realized and unrealized gain on investments and foreign currency	10,986,773	9,066,341	2,326,771	18,663,240	282,618

Change in net assets resulting from operations	$10,896,649	$9,179,969	$2,340,311	$17,908,054	$622,107

(1)	Net of foreign taxes withheld of $969 and $27,340, respectively.

(See Notes which are an integral part of the Financial Statements)

Six Months Ended February 28, 2017 (Unaudited)

Statements of Operations	BMO Funds

	Disciplined International Equity Fund	Pyrford International Stock Fund	LGM Emerging Markets Equity Fund	TCH Emerging Markets Bond Fund	Alternative Strategies Fund
Investment income:
Dividend income from:
Unaffiliated issuers	$484,557 (1)	$5,197,934 (1)	$822,360 (1)	$1,902	$591,000 (1)
Interest income	—	—	—	308,889	500,158
Net securities lending income (Note 6)	15,673	141,969	1,909	3,134	—

Total income	500,230	5,339,903	824,269	313,925	1,091,158

Expenses:
Investment advisory fees (Note 6)	185,162	2,276,684	613,474	35,911	903,265
Shareholder servicing fees (Note 6)	—	121,275	—	—	—
Administration fees (Note 6)	46,291	447,142	102,246	9,794	79,700
Portfolio accounting fees	55,911	44,800	25,003	8,217	153,822
Recordkeeping fees	10,013	260,554	15,183	8,869	10,835
Custodian fees (Note 6)	2,352	152,375	132,655	18,090	129,238
Registration fees	25,062	34,618	17,392	15,326	15,484
Professional fees	12,348	12,802	15,637	14,103	30,513
Printing and postage	941	18,147	17,468	1,043	1,034
Directors’ fees	6,612	6,612	6,612	6,612	6,612
Interest expense and dividends on securities sold short	—	—	—	—	386,680
Distribution services fees (Note 6):
Advisor class	157	142	61,463	446	326
Retirement class R-3	—	58	—	—	—
Miscellaneous	7,557	3,047	11,588	2,539	7,136

Total expenses	352,406	3,378,256	1,018,721	120,950	1,724,645

Deduct:
Expense waivers (Note 6)	(74,505)	(209,939)	(173,374)	(65,184)	(299,425)

Net expenses	277,901	3,168,317	845,347	55,766	1,425,220

Net investment income (loss)	222,329	2,171,586	(21,078)	258,159	(334,062)

Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency:
Net realized gain (loss) on transactions from:
Investments in unaffiliated issuers	(1,251,306)	(7,177,044)	587,271 (2)	(115,960)	2,981,094
Foreign currency transactions	(28,547)	(125,231)	(106,479)	(1,996)	(186)
Forward contracts	—	—	—	—	32,104
Futures contracts	—	—	—	—	958,391
Purchased options	—	—	—	—	(560,886)
Written options	—	—	—	—	(134,747)
Short sales	—	—	—	—	(1,891,602)

Total net realized gain (loss)	(1,279,853)	(7,302,275)	480,792	(117,956)	1,384,168
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	4,716,723	13,657,476	(5,706,702)	(145,520)	1,908,232
Futures contracts	—	—	—	—	211,518
Forward contracts	—	—	—	—	(77,605)
Purchased options	—	—	—	—	187,832
Written options	—	—	—	—	(337,444)
Short sales	—	—	—	—	(256,820)
Foreign currency translations	(2,804)	(11,934)	1,500	72	(397)

Total net change in unrealized appreciation (depreciation)	4,713,919	13,645,542	(5,705,202)	(145,448)	1,635,316

Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency	3,434,066	6,343,267	(5,224,410)	(263,404)	3,019,484

Change in net assets resulting from operations	$3,656,395	$8,514,853	$(5,245,488)	$(5,245)	$2,685,422

(1)	Net of foreign taxes withheld of $33,220, $378,830, $95,890 and $134, respectively.
(2)	Net of foreign taxes withheld of $806,426, $783,458 of which is related to appreciated investments held at period end.

(See Notes which are an integral part of the Financial Statements)

Six Months Ended February 28, 2017 (Unaudited)

Statements of Operations	BMO Funds

	Global Long/Short Equity Fund	Ultra Short Tax-Free Fund	Short Tax-Free Fund	Short-Term Income Fund	Intermediate Tax-Free Fund
Investment income:
Dividend income from:
Unaffiliated issuers	$54,007 (1)	$—	$—	$89,912	$357,915
Affiliated issuers	—	5,062	4,950	17,623	26,413
Interest income	—	3,467,991	1,595,712	2,523,344	25,651,747
Net securities lending income (Note 6)	737	—	—	69,365	—

Total income	54,744	3,473,053	1,600,662	2,700,244	26,036,075

Expenses:
Investment advisory fees (Note 6)	24,854	495,182	177,194	254,914	1,001,759
Shareholder servicing fees (Note 6)	—	60,105	20,147	70,819	1,427,866
Administration fees (Note 6)	3,728	437,800	135,975	198,727	1,286,927
Portfolio accounting fees	21,602	122,260	80,952	70,045	240,106
Recordkeeping fees	9,997	18,235	18,140	24,022	23,487
Custodian fees (Note 6)	8,511	13,432	4,172	6,096	39,480
Registration fees	25,223	30,474	24,212	24,795	35,714
Professional fees	13,588	14,726	14,726	14,726	14,726
Printing and postage	936	3,245	2,311	8,219	28,625
Directors’ fees	6,612	6,612	6,612	6,612	6,612
Interest expense and dividends on securities sold short	17,315	—	—	—	—
Distribution services fees (Note 6):
Advisor class	587	261	1,560	230	2,403
Miscellaneous	5,307	8,812	3,300	4,799	20,822

Total expenses	138,260	1,211,144	489,301	684,004	4,128,527

Deduct:
Expense waivers (Note 6)	(86,804)	(275,104)	(113,621)	(149,051)	(86,141)

Net expenses	51,456	936,040	375,680	534,953	4,042,386

Net investment income	3,288	2,537,013	1,224,982	2,165,291	21,993,689

Net realized and unrealized gain (loss) on investments and foreign currency:
Net realized gain (loss) on transactions from:
Investments in unaffiliated issuers	99,226	598,968	(235,247)	24,959	(9,674,656)
Investments in affiliated issuers	—	—	—	677	—
Foreign currency transactions	1,622	—	—	—	—
Short sales	(32,915)	—	—	—	—
Net realized gain on capital gains distributions from:
Investments in affiliated issuers	—	—	896	—	5,281

Total net realized gain (loss)	67,933	598,968	(234,351)	25,636	(9,669,375)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	518,328	(410,458)	(1,539,824)	(1,192,806)	(59,189,809)
Investments in affiliated issuers	—	—	6	598	25
Short sales	52,884	—	—	—	—
Foreign currency translations	17	—	—	—	—

Total net change in unrealized appreciation (depreciation)	571,229	(410,458)	(1,539,818)	(1,192,208)	(59,189,784)

Net realized and unrealized gain (loss) on investments and foreign currency	639,162	188,510	(1,774,169)	(1,166,572)	(68,859,159)

Change in net assets resulting from operations	$642,450	$2,725,523	$(549,187)	$998,719	$(46,865,470)

(1)	Net of foreign taxes withheld of $3,714.

(See Notes which are an integral part of the Financial Statements)

Six Months Ended February 28, 2017 (Unaudited)

Statements of Operations	BMO Funds

	Mortgage Income Fund	TCH Intermediate Income Fund	TCH Corporate Income Fund	TCH Core Plus Bond Fund	Monegy High Yield Bond Fund
Investment income:
Dividend income from:
Affiliated issuers	$1,926	$9,794	$24,353	$85,885	$4,769
Interest income	1,407,446	946,132	3,495,400	13,817,082	2,010,892
Net securities lending income (Note 6)	—	23,218	44,599	225,014	—

Total income	1,409,372	979,144	3,564,352	14,127,981	2,015,661

Expenses:
Investment advisory fees (Note 6)	124,235	97,009	204,343	621,182	163,803
Shareholder servicing fees (Note 6)	99,818	—	109,694	621,621	—
Administration fees (Note 6)	74,890	58,206	157,409	716,061	49,141
Portfolio accounting fees	38,865	25,506	52,571	131,936	38,064
Recordkeeping fees	27,893	19,762	17,399	19,889	12,324
Custodian fees (Note 6)	2,298	1,786	4,831	21,974	1,506
Registration fees	20,330	14,942	23,675	38,717	18,168
Professional fees	15,778	15,503	15,778	15,778	15,503
Printing and postage	6,034	2,192	6,986	18,686	16,203
Directors’ fees	6,612	6,612	6,612	6,612	6,612
Distribution services fees (Note 6):
Advisor class	39	27,435	86	1,999	51,545
Miscellaneous	2,739	2,221	4,363	13,802	1,989

Total expenses	419,531	271,174	603,747	2,228,257	374,858

Deduct:
Expense waivers (Note 6)	(45,047)	(30,318)	(57,960)	—	(110,369)

Net expenses	374,484	240,856	545,787	2,228,257	264,489

Net investment income	1,034,888	738,288	3,018,565	11,899,724	1,751,172

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on transactions from:
Investments in unaffiliated issuers	(58,192)	(57,310)	1,277,898	3,507,811	1,554,719
Investments in affiliated issuers	—	493	1,326	3,691	1,756

Total net realized gain (loss)	(58,192)	(56,817)	1,279,224	3,511,502	1,556,475
Net change in unrealized depreciation on:
Investments in unaffiliated issuers	(2,613,296)	(522,748)	(2,894,358)	(22,548,087)	(1,078,502)
Investments in affiliated issuers	—	411	1,203	2,583	90

Total net change in unrealized depreciation	(2,613,296)	(522,337)	(2,893,155)	(22,545,504)	(1,078,412)

Net realized and unrealized gain (loss) on investments	(2,671,488)	(579,154)	(1,613,931)	(19,034,002)	478,063

Change in net assets resulting from operations	$(1,636,600)	$159,134	$1,404,634	$(7,134,278)	$2,229,235

(See Notes which are an integral part of the Financial Statements)

Six Months Ended February 28, 2017 (Unaudited)

Statements of Operations	BMO Funds

	Government Money Market Fund	Tax-Free Money Market Fund	Prime Money Market Fund	Institutional Prime Money Market Fund
Investment income:
Dividend income from:
Unaffiliated issuers	$459,084	$35,967	$67,218	$42,348
Interest income	6,529,970	1,381,966	1,760,368	1,501,366

Total income	6,989,054	1,417,933	1,827,586	1,543,714

Expenses:
Investment advisory fees (Note 6)	3,158,427	397,206	447,764	309,915
Shareholder servicing fees (Note 6)	1,057,613	103,739	374,007	1,632
Administration fees (Note 6)	545,050	66,560	100,139	69,249
Portfolio accounting fees	173,228	53,694	65,202	71,770
Recordkeeping fees	13,770	15,177	43,086	85,677
Custodian fees (Note 6)	74,916	9,142	13,715	9,515
Registration fees	31,440	35,321	37,015	25,792
Professional fees	14,201	16,301	16,301	16,301
Printing and postage	5,168	5,166	33,905	10,402
Directors’ fees	6,612	6,612	6,612	6,612
Miscellaneous	29,158	8,322	25,120	6,310

Total expenses	5,109,583	717,240	1,162,866	613,175

Deduct:
Expense waivers (Note 6)	(1,063,065)	(215,857)	(198,569)	(198,323)

Net expenses	4,046,518	501,383	964,297	414,852

Net investment income	2,942,536	916,550	863,289	1,128,862

Net realized and unrealized gain on investments:
Net realized gain on transactions from:
Investments in unaffiliated issuers	267	22,435	265,813	1,851
Net realized gain on capital gains distributions from:
Investments in unaffiliated issuers	900	33,710	88	34

Total net realized gain	1,167	56,145	265,901	1,885
Net change in unrealized appreciation on:
Investments in unaffiliated issuers	—	—	—	90,726

Net realized and unrealized gain on investments	1,167	56,145	265,901	92,611

Change in net assets resulting from operations	$2,943,703	$972,695	$1,129,190	$1,221,473

(See Notes which are an integral part of the Financial Statements)

This page is intentionally left blank.

Statements of Changes in Net Assets

	Low Volatility Equity Fund		Dividend Income Fund		Large-Cap Value Fund
	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016
Change in net assets resulting from:

Operations:
Net investment income (loss)	$1,170,162	$1,719,750	$1,196,578	$2,902,334	$1,790,622	$4,610,415
Net realized gain (loss) on investments	873,970	1,240,148	5,875,488	354,810	13,867,378	(38,852)
Net change in unrealized appreciation (depreciation) on investments	6,679,134	9,835,447	5,097,481	9,968,239	23,536,289	11,147,062

Change in net assets resulting from operations	8,723,266	12,795,345	12,169,547	13,225,383	39,194,289	15,718,625

Distributions to shareholders:
Distributions to shareholders from net investment income:
Investor class of shares	—	—	—	—	(1,124,762)	(2,355,769)
Advisor class of shares	(120,332)	(93,308)	(841,825)	(1,799,680)	(247)	(496)
Institutional class of shares	(1,070,335)	(1,399,044)	(433,942)	(1,023,663)	(1,085,977)	(2,144,146)
Retirement class R-3 of shares	—	—	—	—	—	—
Retirement class R-6 of shares	—	—	—	—	(438)	(551)
Distributions to shareholders from net realized gain on investments:
Investor class of shares	—	—	—	—	(1,409,302)	(16,736,440)
Advisor class of shares	(242,749)	(186,472)	(664,793)	(4,585,710)	(311)	(3,030)
Institutional class of shares	(1,697,222)	(2,310,319)	(294,696)	(2,265,425)	(1,185,002)	(12,497,098)
Retirement class R-3 of shares	—	—	—	—	—	—
Retirement class R-6 of shares	—	—	—	—	(429)	—

Change in net assets resulting from distributions to shareholders	(3,130,638)	(3,989,143)	(2,235,256)	(9,674,478)	(4,806,468)	(33,737,530)

Capital stock transactions:
Proceeds from sale of shares	35,623,514	77,894,953	7,095,323	17,607,800	42,263,233	104,915,403
Net asset value of shares issued to shareholders in payment of distributions declared	2,968,841	3,775,035	2,151,855	9,308,888	4,729,367	33,226,566
Cost of shares redeemed	(29,807,654)	(17,952,511)	(15,924,889)	(33,025,752)	(46,187,625)	(64,253,029)

Change in net assets resulting from capital stock transactions	8,784,701	63,717,477	(6,677,711)	(6,109,064)	804,975	73,888,940

Change in net assets	14,377,329	72,523,679	3,256,580	(2,558,159)	35,192,796	55,870,035

Net assets:
Beginning of period	150,477,201	77,953,522	117,249,991	119,808,150	307,177,497	251,307,462

End of period	$164,854,530	$150,477,201	$120,506,571	$117,249,991	$342,370,293	$307,177,497

Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of period	$366,038	$386,543	$377,131	$456,320	$568,276	$989,078

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Large-Cap Growth Fund		Mid-Cap Value Fund		Mid-Cap Growth Fund		Small-Cap Value Fund
Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016

$532,422	$709,679	$611,051	$2,409,099	$(90,124)	$274,516	$113,628	$197,179
9,163,484	15,242,072	41,975,190	26,245,163	26,924,877	8,811,909	7,689,642	2,472,186

19,074,502	5,020,597	(15,832,635)	(11,337,427)	(15,938,104)	(19,868,300)	1,376,699	4,049,590

28,770,408	20,972,348	26,753,606	17,316,835	10,896,649	(10,781,875)	9,179,969	6,718,955

(339,132)	(172,029)	(620,800)	(1,451,373)	(154,340)	—	—	—
(805)	(108)	(141)	(283)	(48)	—	(127,825)	—
(433,373)	(227,954)	(406,171)	(1,036,907)	(120,879)	—	(140,161)	—
—	—	(40)	(140)	—	—	(289)	—
(299)	—	(86,426)	(132,586)	(115)	—	(7,836)	—

(9,731,477)	(23,424,642)	(37,656,722)	(17,282,806)	(18,668,185)	(17,885,662)	—	—
(23,106)	(14,660)	(10,206)	(2,836)	(6,793)	(4,458)	(4,014,101)	(2,966,991)
(5,612,118)	(9,138,591)	(19,251,433)	(8,980,221)	(7,922,531)	(11,158,688)	(2,247,077)	(864,410)
—	—	(7,265)	(2,517)	(5,167)	(3,577)	(8,082)	(1,046)
(3,064)	—	(3,042,303)	(830,126)	(5,155)	(3,575)	(90,268)	(22,642)

(16,143,374)	(32,977,984)	(61,081,507)	(29,719,795)	(26,883,213)	(29,055,960)	(6,635,639)	(3,855,089)

43,106,988	72,780,170	15,636,517	32,137,269	7,256,907	22,934,076	7,474,494	23,835,358

15,952,822	32,554,872	60,113,520	29,132,606	26,605,786	28,499,772	6,551,652	3,718,316
(37,941,601)	(68,634,929)	(42,658,534)	(104,242,115)	(24,826,348)	(92,972,085)	(16,184,329)	(53,436,591)

21,118,209	36,700,113	33,091,503	(42,972,240)	9,036,345	(41,538,237)	(2,158,183)	(25,882,917)

33,745,243	24,694,477	(1,236,398)	(55,375,200)	(6,950,219)	(81,376,072)	386,147	(23,019,051)

259,607,762	234,913,285	231,243,049	286,618,249	126,489,627	207,865,699	69,146,624	92,165,675

$293,353,005	$259,607,762	$230,006,651	$231,243,049	$119,539,408	$126,489,627	$69,532,771	$69,146,624

$459,342	$700,529	$(51,593)	$450,934	$(365,506)	$—	$(42,154)	$120,329

Statements of Changes in Net Assets

	Small-Cap Core Fund		Small-Cap Growth Fund		Global Low Volatility Equity Fund
	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016
Change in net assets resulting from:

Operations:
Net investment income (loss)	$13,540	$35,444	$(755,186)	$(1,545,872)	$339,489	$770,195
Net realized gain (loss) on investments and foreign currency transactions	508,170	77,182	68,612,108	(66,588,079)	(350,296)	77,910
Net change in unrealized appreciation (depreciation) on investments and foreign currency translation	1,818,601	1,088,736	(49,948,868)	22,778,741	632,914	3,976,037

Change in net assets resulting from operations	2,340,311	1,201,362	17,908,054	(45,355,210)	622,107	4,824,142

Distributions to shareholders:
Distributions to shareholders from net investment income:
Investor class of shares	—	—	—	—	—	—
Advisor class of shares	(559)	—	—	—	(3,979)	(842)
Institutional class of shares	(45,376)	(8,676)	—	—	(903,509)	(276,907)
Retirement class R-3 of shares	—	—	—	—	—	—
Retirement class R-6 of shares	—	—	—	—	—	—
Distributions to shareholders from net realized gain on investments:
Investor class of shares	—	—	—	(19,043,435)	—	—
Advisor class of shares	(10,911)	(4,815)	—	—	(1,779)	(5)
Institutional class of shares	(235,447)	(44,857)	—	(21,414,838)	(358,652)	(1,223)

Change in net assets resulting from distributions to shareholders	(292,293)	(58,348)	—	(40,458,273)	(1,267,919)	(278,977)

Capital stock transactions:
Proceeds from sale of shares	5,568,307	7,519,961	14,660,425	122,730,351	21,290,666	30,143,065
Net asset value of shares issued to shareholders in payment of distributions declared	233,520	55,327	—	38,844,689	1,088,741	278,762
Cost of shares redeemed	(421,967)	(1,552,099)	(180,937,467)	(386,000,081)	(14,130,774)	(78,393)
Redemption fees	—	—	—	—	50	—

Change in net assets resulting from capital stock transactions	5,379,860	6,023,189	(166,277,042)	(224,425,041)	8,248,683	30,343,434

Change in net assets	7,427,878	7,166,203	(148,368,988)	(310,238,524)	7,602,871	34,888,599

Net assets:
Beginning of period	11,427,482	4,261,279	335,829,534	646,068,058	39,174,681	4,286,082

End of period	$18,855,360	$11,427,482	$187,460,546	$335,829,534	$46,777,552	$39,174,681

Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of period	$(5,737)	$26,658	$(1,536,670)	$(781,484)	$(5,121)	$562,878

(1)	Reflects operations for the period from September 17, 2015 (inception date) to August 31, 2016.

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Disciplined International Equity Fund		Pyrford International Stock Fund		LGM Emerging Markets Equity Fund		TCH Emerging Markets Bond Fund
Six Months Ended February 28, 2017 (Unaudited)	Period Ended August 31, 2016 (1)	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016

$222,329	$1,597,236	$2,171,586	$16,087,942	$(21,078)	$1,453,122	$258,159	$371,826
(1,279,853)	(4,330,485)	(7,302,275)	(25,932,608)	480,792	(5,190,819)	(117,956)	(285,616)
4,713,919	259,955	13,645,542	47,465,510	(5,705,202)	26,731,218	(145,448)	623,408

3,656,395	(2,473,294)	8,514,853	37,620,844	(5,245,488)	22,993,521	(5,245)	709,618

—	—	(2,021,310)	(1,934,163)	—	—	—	—
(3,317)	—	(2,389)	(16,401)	(239,982)	(565,517)	—	(184,869)
(1,673,168)	—	(11,624,253)	(13,383,043)	(717,841)	(891,245)	(401,330)	(187,204)
—	—	(421)	(399)	—	—	—	—
—	—	(652,042)	(314,323)	—	—	—	—

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	(35,898)
—	—	—	—	—	—	—	(35,236)

(1,676,485)	—	(14,300,415)	(15,648,329)	(957,823)	(1,456,762)	(401,330)	(443,207)

2,544,177	82,544,586	167,487,349	193,170,479	33,023,578	36,515,328	15,213,243	6,501
1,670,653	—	9,352,958	7,286,600	866,511	1,293,611	391,248	443,207
(15,440,822)	(12,512,586)	(117,376,430)	(345,856,593)	(17,793,867)	(77,615,987)	(10,694,643)	(66,846)
—	108	2,933	10,295	285	254	423	—

(11,225,992)	70,032,108	59,466,810	(145,389,219)	16,096,507	(39,806,794)	4,910,271	382,862

(9,246,082)	67,558,814	53,681,248	(123,416,704)	9,893,196	(18,270,035)	4,503,696	649,273

67,558,814	—	601,914,795	725,331,499	130,729,863	148,999,898	8,343,753	7,694,480

$58,312,732	$67,558,814	$655,596,043	$601,914,795	$140,623,059	$130,729,863	$12,847,449	$8,343,753

$(297,085)	$1,157,071	$908,932	$13,037,761	$(21,282)	$957,619	$89,314	$232,485

Statements of Changes in Net Assets

	Alternative Strategies Fund		Global Long/Short Equity Fund		Ultra Short Tax-Free Fund
	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016	Six Months Ended February 28, 2017 (Unaudited)	Period Ended August 31, 2016 (1)	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016
Change in net assets resulting from:

Operations:
Net investment income (loss)	$(334,062)	$(691,816)	$3,288	$15,944	$2,537,013	$4,066,409
Net realized gain (loss) on investments, options, futures contracts and foreign currency transactions	1,384,168	(1,592,956)	67,933	5,470	598,968	219,331
Net change in unrealized appreciation (depreciation) on investments, options, futures contracts and foreign currency translation	1,635,316	3,205,423	571,229	231,860	(410,458)	15,848

Change in net assets resulting from operations	2,685,422	920,651	642,450	253,274	2,725,523	4,301,588

Distributions to shareholders:
Distributions to shareholders from net investment income:
Investor class of shares	—	—	—	—	(153,347)	(238,848)
Advisor class of shares	—	—	(1,759)	—	(747)	(142)
Institutional class of shares	—	(80,732)	(23,821)	—	(2,382,919)	(3,827,419)
Distributions to shareholders from net realized gain on investments:
Investor class of shares	—	—	—	—	(49,470)	(57,924)
Advisor class of shares	—	(4,097)	(3,694)	—	(91)	(47)
Institutional class of shares	—	(965,757)	(31,174)	—	(590,146)	(615,255)

Change in net assets resulting from distributions to shareholders	—	(1,050,586)	(60,448)	—	(3,176,720)	(4,739,635)

Capital stock transactions:
Proceeds from sale of shares	7,720,412	86,984,278	4,302,306	4,031,365	231,817,476	397,573,428
Net asset value of shares issued to shareholders in payment of distributions declared	—	967,655	27,773	—	1,268,671	1,987,757
Cost of shares redeemed	(14,509,360)	(13,680,094)	(168,880)	(57,174)	(230,343,532)	(563,825,769)

Change in net assets resulting from capital stock transactions	(6,788,948)	74,271,839	4,161,199	3,974,191	2,742,615	(164,264,584)

Change in net assets	(4,103,526)	74,141,904	4,743,201	4,227,465	2,291,418	(164,702,631)

Net assets:
Beginning of period	109,413,994	35,272,090	4,227,465	—	601,979,165	766,681,796

End of period	$105,310,468	$109,413,994	$8,970,666	$4,227,465	$604,270,583	$601,979,165

Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of period	$(795,126)	$(461,064)	$(12,693)	$9,599	$(15,383)	$(15,383)

(1)	Reflects operations for the period from September 17, 2015 (inception date) to August 31, 2016.

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Short Tax-Free Fund		Short-Term Income Fund		Intermediate Tax-Free Fund		Mortgage Income Fund
Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016

$1,224,982	$1,979,487	$2,165,291	$3,631,630	$21,993,689	$40,557,680	$1,034,888	$2,650,384
(234,351)	60,387	25,636	290,853	(9,669,375)	5,539,237	(58,192)	654,730
(1,539,818)	1,077,276	(1,192,208)	2,643,827	(59,189,784)	52,312,210	(2,613,296)	1,346,851

(549,187)	3,117,150	998,719	6,566,310	(46,865,470)	98,409,127	(1,636,600)	4,651,965

(98,424)	(185,196)	(424,116)	(675,983)	(14,195,745)	(27,499,998)	(1,102,951)	(2,520,683)
(7,682)	(7,632)	(1,393)	(502)	(24,146)	(44,788)	(434)	(812)
(1,119,772)	(1,786,659)	(1,813,548)	(3,572,053)	(7,779,078)	(13,012,894)	(300,330)	(728,392)

(5,099)	(53,401)	—	—	(3,552,901)	(2,043,712)	—	—
(377)	(1,269)	—	—	(5,751)	(3,906)	—	—
(51,518)	(280,303)	—	—	(1,761,746)	(788,345)	—	—

(1,282,872)	(2,314,460)	(2,239,057)	(4,248,538)	(27,319,367)	(43,393,643)	(1,403,715)	(3,249,887)

52,203,547	134,561,550	54,769,447	199,061,625	231,012,407	569,389,446	1,914,781	23,372,036
397,543	583,082	1,191,351	2,617,594	22,545,214	35,545,708	1,190,399	2,729,391
(55,178,725)	(81,519,478)	(106,267,947)	(241,672,762)	(423,023,351)	(627,844,836)	(14,301,362)	(37,540,648)

(2,577,635)	53,625,154	(50,307,149)	(39,993,543)	(169,465,730)	(22,909,682)	(11,196,182)	(11,439,221)

(4,409,694)	54,427,844	(51,547,487)	(37,675,771)	(243,650,567)	32,105,802	(14,236,497)	(10,037,143)

185,303,794	130,875,950	293,618,908	331,294,679	1,844,952,869	1,812,847,067	107,349,724	117,386,867

$180,894,100	$185,303,794	$242,071,421	$293,618,908	$1,601,302,302	$1,844,952,869	$93,113,227	$107,349,724

$7,644	$8,540	$(72,407)	$1,359	$66,690	$71,970	$(383,754)	$(14,927)

Statements of Changes in Net Assets

	TCH Intermediate Income Fund		TCH Corporate Income Fund		TCH Core Plus Bond Fund
	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016
Change in net assets resulting from:

Operations:
Net investment income	$738,288	$2,138,497	$3,018,565	$8,488,508	$11,899,724	$31,078,645
Net realized gain (loss) on investments	(56,817)	(510,511)	1,279,224	348,361	3,511,502	(760,961)
Net change in unrealized appreciation (depreciation) on investments	(522,337)	2,751,532	(2,893,155)	10,485,972	(22,545,504)	38,114,466

Change in net assets resulting from operations	159,134	4,379,518	1,404,634	19,322,841	(7,134,278)	68,432,150

Distributions to shareholders:
Distributions to shareholders from net investment income:
Investor class of shares	—	—	(1,230,423)	(3,428,757)	(6,083,821)	(16,668,242)
Advisor class of shares	(198,670)	(603,870)	(974)	(2,556)	(19,575)	(29,941)
Institutional/Premier class of shares	(574,738)	(1,591,095)	(1,787,168)	(5,057,195)	(6,150,651)	(14,807,318)
Distributions to shareholders from net realized gain on investments:
Investor class of shares	—	—	(669,458)	(418,374)	(1,604,981)	(197,248)
Advisor class of shares	—	—	(393)	(93)	(5,068)	(295)
Institutional/Premier class of shares	—	—	(1,035,668)	(572,757)	(1,455,998)	(156,189)

Change in net assets resulting from distributions to shareholders	(773,408)	(2,194,965)	(4,724,084)	(9,479,732)	(15,320,094)	(31,859,233)

Capital stock transactions:
Proceeds from sale of shares	9,898,332	20,469,160	61,907,913	46,517,931	124,784,776	215,750,635
Net asset value of shares issued to shareholders in payment of distributions declared	586,817	1,577,433	3,002,377	5,815,437	14,349,844	29,598,956
Cost of shares redeemed	(12,194,532)	(48,693,089)	(40,802,077)	(150,156,892)	(100,663,323)	(388,706,092)

Change in net assets resulting from capital stock transactions	(1,709,383)	(26,646,496)	24,108,213	(97,823,524)	38,471,297	(143,356,501)

Change in net assets	(2,323,657)	(24,461,943)	20,788,763	(87,980,415)	16,016,925	(106,783,584)

Net assets:
Beginning of period	80,925,575	105,387,518	212,138,293	300,118,708	968,691,967	1,075,475,551

End of period	$78,601,918	$80,925,575	$232,927,056	$212,138,293	$984,708,892	$968,691,967

Distributions in excess of net investment income included in net assets at end of period	$(45,147)	$(10,027)	$(2,698)	$(2,698)	$(367,428)	$(13,105)

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Monegy High Yield Bond Fund		Government Money Market Fund		Tax-Free Money Market Fund		Prime Money Market Fund
Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016

$1,751,172	$3,905,456	$2,942,536	$733,948	$916,550	$707,407	$863,289	$5,070,691
1,556,475	(4,008,398)	1,167	1,602	56,145	299,462	265,901	13,842

(1,078,412)	5,004,789	—	—	—	—	—	—

2,229,235	4,901,847	2,943,703	735,550	972,695	1,006,869	1,129,190	5,084,533

—	—	(190,740)	(13,465)	(117,360)	(39,268)	(239,103)	(386,549)
(1,086,584)	(2,343,275)	—	—	—	—	—	—
(664,587)	(1,562,181)	(2,752,696)	(720,483)	(832,900)	(669,366)	(624,274)	(4,684,142)

—	—	(72)	(265)	(17,955)	(53,619)	(582)	(5,949)
—	—	—	—	—	—	—	—
—	—	(195)	(1,478)	(66,796)	(182,300)	(665)	(7,893)

(1,751,171)	(3,905,456)	(2,943,703)	(735,691)	(1,035,011)	(944,553)	(864,624)	(5,084,533)

2,904,597	48,801,469	7,595,607,496	5,808,935,538	339,563,866	1,842,462,751	469,546,271	10,819,024,804

1,635,160	3,593,223	282,500	144,953	123,859	85,897	210,801	454,947
(60,596,256)	(20,052,181)	(6,482,160,782)	(4,142,091,449)	(362,816,711)	(2,095,615,919)	(1,591,357,631)	(13,119,885,203)

(56,056,499)	32,342,511	1,113,729,214	1,666,989,042	(23,128,986)	(253,067,271)	(1,121,600,559)	(2,300,405,452)

(55,578,435)	33,338,902	1,113,729,214	1,666,988,901	(23,191,302)	(253,004,955)	(1,121,335,993)	(2,300,405,452)

106,355,392	73,016,490	2,235,876,331	568,887,430	404,052,454	657,057,409	1,572,473,018	3,872,878,470

$50,776,957	$106,355,392	$3,349,605,545	$2,235,876,331	$380,861,152	$404,052,454	$451,137,025	$1,572,473,018

$(9,386)	$(9,387)	$(1,041)	$(141)	$(42,030)	$(8,320)	$(24,051)	$(23,963)

Statements of Changes in Net Assets

	Institutional Prime Money Market Fund
	Six Months Ended February 28, 2017 (Unaudited)	Period Ended August 31, 2016 (1)
Change in net assets resulting from:

Operations:
Net investment income	$1,128,862	$384,445
Net realized gain on investments	1,885	1,744
Net change in unrealized appreciation (depreciation) on investments	90,726	—

Change in net assets resulting from operations	1,221,473	386,189

Distributions to shareholders:
Distributions to shareholders from net investment income:
Investor class of shares	(1,967)	(24)
Premier class of shares	(1,126,928)	(384,421)
Distributions to shareholders from net realized gain on investments:
Investor class of shares	(6)	—
Premier class of shares	(1,846)	(1,744)

Change in net assets resulting from distributions to shareholders	(1,130,747)	(386,189)

Capital stock transactions:
Proceeds from sale of shares	401,763,168	748,116,962
Net asset value of shares issued to shareholders in payment of distributions declared	1,899	68
Cost of shares redeemed	(402,489,913)	(331,906,646)

Change in net assets resulting from capital stock transactions	(724,846)	416,210,384

Change in net assets	(634,120)	416,210,384

Net assets:
Beginning of period	416,210,384	—

End of period	$415,576,264	$416,210,384

Distributions in excess of net investment income included in net assets at end of period	$(33)	$—

(1)	Reflects operations for the period from June 3, 2016 (inception date) to August 31, 2016.

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Investor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(4)	Ratios to Average Net Assets (5)			Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
										Gross Expenses	Net Expenses (2)	Net investment income (loss) (2)
Large-Cap Value Fund
2017(9)	$14.14	$0.07	$1.71	$1.78	$(0.09)	$(0.12)	$(0.21)	$15.71	12.70%	1.02%	1.00%	1.02%	$185,913	31%
2016	15.23	0.22	0.52	0.74	(0.22)	(1.61)	(1.83)	14.14	5.31	1.10	1.07	1.56	170,275	60
2015	17.04	0.13	(0.22)	(0.09)	(0.10)	(1.62)	(1.72)	15.23	(0.70)	1.22	1.21	0.80	156,840	72
2014	14.54	0.11	3.57	3.68	(0.12)	(1.06)	(1.18)	17.04	26.47	1.23	1.23	0.70	131,012	68
2013(3)	12.21	0.13	2.37	2.50	(0.17)	—	(0.17)	14.54	20.65	1.27	1.24	1.00	111,769	71
2012(3)	10.62	0.12	1.57	1.69	(0.10)	—	(0.10)	12.21	16.04	1.30	1.24	1.10	76,786	127
Large-Cap Growth Fund
2017(9)	15.34	0.03	1.57	1.60	(0.04)	(0.90)	(0.94)	16.00	10.88	1.04	1.00	0.31	185,272	38
2016	16.26	0.03	1.44	1.47	(0.02)	(2.37)	(2.39)	15.34	9.68	1.13	1.07	0.23	163,712	70
2015	17.94	(0.01)	0.93	0.92	(0.01)	(2.59)	(2.60)	16.26	5.58	1.23	1.21	0.03	161,918	94
2014	15.08	0.01	4.34	4.35	(0.04)	(1.45)	(1.49)	17.94	30.33	1.24	1.24	0.03	97,738	67
2013(3)	14.16	0.06	1.93	1.99	(0.03)	(1.04)	(1.07)	15.08	15.07	1.25	1.24	0.37	92,037	100
2012(3)	11.97	0.01	2.18	2.19	—	—	—	14.16	18.30	1.29	1.24	0.11	103,385	185
Mid-Cap Value Fund
2017(9)	14.40	0.02	1.27	1.29	(0.05)	(3.77)	(3.82)	11.87	12.50	1.25	1.24	0.45	148,330	110
2016	15.02	0.11	0.86	0.97	(0.12)	(1.47)	(1.59)	14.40	7.27	1.23	1.23	0.82	144,236	24
2015	17.66	0.03	(0.59)	(0.56)	(0.02)	(2.06)	(2.08)	15.02	(3.55)	1.22	1.22	0.19	178,631	27
2014	16.24	0.04	3.64	3.68	(0.06)	(2.20)	(2.26)	17.66	24.65	1.20	1.20	0.23	189,016	30
2013(3)	13.24	0.08	3.62	3.70	(0.08)	(0.62)	(0.70)	16.24	29.23	1.22	1.22	0.51	191,459	48
2012(3)	11.93	0.09	1.27	1.36	(0.05)	—	(0.05)	13.24	11.47	1.25	1.23	0.69	132,283	31
Mid-Cap Growth Fund
2017(9)	16.26	(0.02)	1.21	1.19	(0.02)	(3.54)	(3.56)	13.89	9.63	1.37	1.24	(0.23)	87,878	111
2016	20.02	0.00	(0.88)	(0.88)	—	(2.88)	(2.88)	16.26	(4.23)	1.29	1.24	0.06	86,841	59
2015	23.93	(0.11)	(0.57)	(0.68)	—	(3.23)	(3.23)	20.02	(2.89)	1.25	1.24	(0.52)	125,019	53
2014	22.94	(0.14)	4.19	4.05	—	(3.06)	(3.06)	23.93	19.16	1.22	1.22	(0.61)	121,928	57
2013(3)	20.11	(0.11)	4.21	4.10	—	(1.27)	(1.27)	22.94	21.40	1.22	1.22	(0.49)	107,410	58
2012(3)	17.78	(0.10)	2.43	2.33	—	—	—	20.11	13.10	1.25	1.24	(0.52)	95,884	69
Small-Cap Growth Fund
2017(9)	16.11	(0.10)	1.38	1.28	—	—	—	17.39	7.95	1.28	1.28	(0.74)	104,952	130
2016	18.11	(0.15)	(0.61)	(0.76)	—	(1.24)	(1.24)	16.11	(3.94)	1.43	1.43	(0.45)	156,104	63
2015	22.31	(0.14)	(0.27)	(0.41)	—	(3.79)	(3.79)	18.11	(1.56)	1.40	1.40	(0.61)	307,052	59
2014	22.21	(0.08)	3.12	3.04	—	(2.94)	(2.94)	22.31	14.44	1.40	1.40	(0.36)	431,093	82
2013(3)	18.12	(0.17)	5.59	5.42	—	(1.33)	(1.33)	22.21	31.90	1.41	1.41	(0.87)	412,282	76
2012(3)	17.49	(0.15)	1.89	1.74	—	(1.11)	(1.11)	18.12	10.19	1.46	1.44	(0.83)	331,307	85
Pyrford International Stock Fund
2017(3)(9)	12.18	0.03	0.11	0.14	(0.25)	—	(0.25)	12.07	1.24	1.31	1.24	0.49	99,530	9
2016(3)	11.74	0.24	0.44	0.68	(0.24)	—	(0.24)	12.18	5.96	1.31	1.24	2.20	99,916	12
2015(3)	13.11	0.23	(1.52)	(1.29)	(0.08)	—	(0.08)	11.74	(9.86)	1.28	1.24	2.02	91,700	9
2014(3)	12.07	0.36	1.27	1.63	(0.56)	(0.03)	(0.59)	13.11	13.69	1.27	1.24	3.12	81,352	6
2013(3)	10.76	0.24	1.35	1.59	(0.23)	(0.05)	(0.28)	12.07	14.98	1.34	1.24	2.23	51,265	15
2012(3)(6)	10.00	0.23	0.53	0.76	—	—	—	10.76	7.60	1.39	1.24	3.55	39,938	13
Ultra Short Tax-Free Fund
2017(9)	10.08	0.03	0.00	0.03	(0.03)	(0.01)	(0.04)	10.07	0.32	0.64	0.55	0.64	45,537	49
2016	10.08	0.04	0.01	0.05	(0.04)	(0.01)	(0.05)	10.08	0.50	0.64	0.55	0.40	53,313	56
2015	10.09	0.04	(0.01)	0.03	(0.04)	—	(0.04)	10.08	0.25	0.60	0.55	0.34	64,333	57
2014	10.04	0.06	0.05	0.11	(0.06)	(0.00)	(0.06)	10.09	1.10	0.59	0.55	0.57	67,617	86
2013	10.09	0.07	(0.04)	0.03	(0.08)	(0.00)	(0.08)	10.04	0.26	0.57	0.55	0.72	99,168	71
2012(3)	10.06	0.11	0.03	0.14	(0.11)	(0.00)	(0.11)	10.09	1.41	0.62	0.55	1.06	107,582	128

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Investor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(4)	Ratios to Average Net Assets (5)			Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
										Gross Expenses	Net Expenses (2)	Net investment income (loss) (2)
Short Tax-Free Fund
2017(9)	$10.24	$0.06	$(0.10)	$(0.04)	$(0.06)	$(0.00)	$(0.06)	$10.14	(0.34)%	0.77%	0.55%	1.22%	$17,586	43%
2016	10.20	0.11	0.06	0.17	(0.11)	(0.02)	(0.13)	10.24	1.69	0.77	0.55	1.06	15,561	39
2015	10.20	0.12	(0.00)	0.12	(0.12)	—	(0.12)	10.20	1.21	0.83	0.55	1.18	24,689	50
2014	9.95	0.13	0.25	0.38	(0.13)	—	(0.13)	10.20	3.86	0.87	0.55	1.30	25,442	69
2013(3)(7)	10.00	0.08	(0.05)	0.03	(0.08)	—	(0.08)	9.95	0.34	1.06	0.55	1.17	15,240	74
Short-Term Income Fund
2017(9)	9.40	0.07	(0.04)	0.03	(0.07)	—	(0.07)	9.36	0.32	0.71	0.60	1.44	52,510	22
2016	9.33	0.08	0.09	0.17	(0.10)	—	(0.10)	9.40	1.87	0.70	0.60	0.91	58,955	64
2015	9.40	0.09	(0.05)	0.04	(0.11)	—	(0.11)	9.33	0.43	0.69	0.60	1.02	67,376	29
2014	9.37	0.10	0.04	0.14	(0.11)	—	(0.11)	9.40	1.55	0.68	0.60	1.11	77,006	43
2013(3)	9.47	0.14	(0.09)	0.05	(0.15)	—	(0.15)	9.37	0.55	0.68	0.60	1.45	111,792	51
2012(3)	9.32	0.18	0.15	0.33	(0.18)	—	(0.18)	9.47	3.62	0.72	0.60	1.89	90,098	63
Intermediate Tax-Free Fund
2017(9)	11.61	0.14	(0.43)	(0.29)	(0.14)	(0.03)	(0.17)	11.15	(2.46)	0.57	0.55	2.49	1,058,154	20
2016	11.26	0.25	0.37	0.62	(0.25)	(0.02)	(0.27)	11.61	5.56	0.57	0.55	2.19	1,241,387	42
2015	11.25	0.26	0.01	0.27	(0.26)	—	(0.26)	11.26	2.36	0.57	0.55	2.23	1,250,815	26
2014	10.66	0.28	0.59	0.87	(0.28)	(0.00)	(0.28)	11.25	8.29	0.61	0.55	2.58	1,003,132	35
2013(3)	11.30	0.28	(0.57)	(0.29)	(0.28)	(0.07)	(0.35)	10.66	(2.67)	0.61	0.55	2.51	844,129	39
2012(3)	10.75	0.34	0.55	0.89	(0.33)	(0.01)	(0.34)	11.30	8.41	0.70	0.55	3.02	730,555	53
Mortgage Income Fund
2017(9)	9.43	0.09	(0.23)	(0.14)	(0.13)	—	(0.13)	9.16	(1.52)	0.89	0.80	2.03	75,444	7
2016	9.31	0.21	0.17	0.38	(0.26)	—	(0.26)	9.43	4.17	0.86	0.80	2.28	85,665	13
2015	9.36	0.22	—	0.22	(0.27)	—	(0.27)	9.31	2.34	0.93	0.80	2.36	94,380	44
2014	9.17	0.20	0.24	0.44	(0.25)	—	(0.25)	9.36	4.87	0.92	0.80	2.21	105,888	129
2013(3)	9.77	0.11	(0.38)	(0.27)	(0.22)	(0.11)	(0.33)	9.17	(2.81)	0.88	0.80	1.33	138,914	307
2012(3)	10.04	0.18	0.22	0.40	(0.27)	(0.40)	(0.67)	9.77	4.23	0.93	0.80	1.91	177,442	355
TCH Corporate Income Fund
2017(9)	13.17	0.18	(0.10)	0.08	(0.18)	(0.11)	(0.29)	12.96	0.64	0.72	0.59	2.81	110,759	29
2016	12.33	0.45	0.89	1.34	(0.45)	(0.05)	(0.50)	13.17	11.23	0.72	0.59	3.65	82,643	62
2015	13.09	0.36	(0.71)	(0.35)	(0.36)	(0.05)	(0.41)	12.33	(2.73)	0.70	0.59	2.83	137,987	26
2014	12.39	0.44	0.91	1.35	(0.44)	(0.21)	(0.65)	13.09	11.20	0.74	0.59	3.32	78,347	25
2013(3)	13.05	0.41	(0.34)	0.07	(0.43)	(0.30)	(0.73)	12.39	0.40	0.75	0.65	3.20	35,860	123
2012(3)	12.36	0.47	0.83	1.30	(0.49)	(0.12)	(0.61)	13.05	10.82	0.80	0.79	3.55	47,507	79
TCH Core Plus Bond Fund
2017(9)	11.89	0.14	(0.24)	(0.10)	(0.14)	(0.04)	(0.18)	11.61	(0.85)	0.59	0.59	2.37	501,660	20
2016	11.42	0.34	0.48	0.82	(0.35)	(0.00)	(0.35)	11.89	7.36	0.59	0.59	3.00	508,030	39
2015	11.95	0.32	(0.47)	(0.15)	(0.32)	(0.06)	(0.38)	11.42	(1.28)	0.58	0.58	2.69	602,588	25
2014	11.32	0.31	0.66	0.97	(0.32)	(0.02)	(0.34)	11.95	8.68	0.62	0.59	2.66	517,753	44
2013(3)	11.90	0.30	(0.30)	0.00	(0.30)	(0.28)	(0.58)	11.32	(0.18)	0.68	0.61	2.26	463,851	101
2012(3)	11.41	0.40	0.61	1.01	(0.44)	(0.08)	(0.52)	11.90	9.23	0.77	0.77	3.43	94,648	84
Government Money Market Fund
2017(9)	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	0.50	0.38	0.04	842,536	—
2016	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	0.53	0.29	0.01	268,417	—
2015	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	0.53	0.08	0.01	101,593	—
2014	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.01	0.54	0.07	0.01	105,267	—
2013	1.00	0.00	—	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	0.55	0.13	0.01	133,255	—
2012	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	0.56	0.16	0.01	101,548	—

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Investor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(4)	Ratios to Average Net Assets (5)			Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
										Gross Expenses	Net Expenses (2)	Net investment income (loss) (2)
Tax-Free Money Market Fund
2017(9)	$1.00	$0.00	$0.00	$0.00	$(0.00)	$(0.00)	$(0.00)	$1.00	0.16%	0.56%	0.45%	0.27%	$81,521	—%
2016	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.06	0.53	0.26	0.03	90,098	—
2015	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	0.53	0.16	0.01	142,052	—
2014	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	0.53	0.20	0.01	131,175	—
2013	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	0.53	0.30	0.01	121,613	—
2012	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.04	0.54	0.43	0.03	160,882	—
Prime Money Market Fund
2017(9)	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.10	0.52	0.45	0.16	219,227	—
2016	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	0.45	0.38	0.03	903,864	—
2015	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	0.45	0.19	0.01	1,296,633	—
2014	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	0.45	0.18	0.01	1,356,875	—
2013	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	0.46	0.27	0.01	1,423,007	—
2012	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	0.46	0.38	0.01	1,288,067	—
Institutional Prime Money Market Fund
2017(9)	1.00	0.0015	0.0002	0.0017	(0.0015)	(0.0000)	(0.0015)	1.0002	0.17	0.55	0.45	0.30	1,370	—
2016(8)	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	0.54	0.45	0.14	992	—

(1)	Based on net asset value as of end of period date.
(2)	The contractual and voluntary expense waivers pursuant to Note 6 of the financial statements are reflected in both the net expense and net investment income (loss) ratios.
(3)	Redemption fees consisted of per share amounts less than $0.01. Effective February 8, 2012, the Ultra Short Tax-Free Fund discontinued it’s redemption fee policy and effective June 14, 2013, the remaining domestic Funds discontinued their redemption fee policy.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	Reflects operations for the period from December 29, 2011 (inception date) to August 31, 2012.
(7)	Reflects operations for the period from November 29, 2012 (inception date) to August 31, 2013.
(8)	Reflects operations for the period from June 3, 2016 (inception date) to August 31, 2016.
(9)	For the six months ended February 28, 2017 (Unaudited).

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Advisor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(4)	Ratios to Average Net Assets (5)			Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
										Gross Expenses	Net Expenses (2)	Net investment income (loss) (2)
Low Volatility Equity Fund
2017(10)	$13.79	$0.08	$0.64	$0.72	$(0.09)	$(0.17)	$(0.26)	$14.25	5.34%	1.03%	0.90%	1.30%	$31,267	29%
2016	12.81	0.16	1.35	1.51	(0.17)	(0.36)	(0.53)	13.79	12.13	1.05	0.90	1.40	15,064	40
2015	13.20	0.14	0.55	0.69	(0.18)	(0.90)	(1.08)	12.81	5.22	1.12	0.90	1.12	1,162	47
2014(6)	12.74	0.04	0.47	0.51	(0.05)	—	(0.05)	13.20	4.03	1.02	0.90	1.17	26	47
Dividend Income Fund
2017(10)	12.94	0.13	1.26	1.39	(0.14)	(0.11)	(0.25)	14.08	10.86	1.07	0.90	1.99	84,027	23
2016	12.59	0.30	1.11	1.41	(0.30)	(0.76)	(1.06)	12.94	11.89	1.08	0.90	2.44	78,531	51
2015	14.29	0.31	(0.76)	(0.45)	(0.33)	(0.92)	(1.25)	12.59	(3.63)	1.05	0.90	2.16	74,254	46
2014(6)	13.57	0.08	0.71	0.79	(0.07)	—	(0.07)	14.29	5.84	1.08	0.90	2.09	26	45
Large-Cap Value Fund
2017(10)	14.14	0.07	1.71	1.78	(0.09)	(0.12)	(0.21)	15.71	12.70	1.02	1.00	1.03	57	31
2016	15.23	0.21	0.53	0.74	(0.22)	(1.61)	(1.83)	14.14	5.31	1.10	1.07	1.61	37	60
2015	17.04	0.13	(0.22)	(0.09)	(0.10)	(1.62)	(1.72)	15.23	(0.70)	1.22	1.21	0.80	28	72
2014(6)	16.23	0.04	0.82	0.86	(0.05)	—	(0.05)	17.04	5.32	1.23	1.23	0.83	27	68
Large-Cap Growth Fund
2017(10)	15.34	0.05	1.55	1.60	(0.04)	(0.90)	(0.94)	16.00	10.88	1.04	1.00	0.32	242	38
2016	16.26	0.02	1.45	1.47	(0.02)	(2.37)	(2.39)	15.34	9.68	1.13	1.07	0.29	405	70
2015	17.94	0.00	0.92	0.92	(0.01)	(2.59)	(2.60)	16.26	5.58	1.23	1.21	0.03	37	94
2014(6)	16.81	0.01	1.12	1.13	—	—	—	17.94	6.72	1.24	1.24	0.17	26	67
Mid-Cap Value Fund
2017(10)	14.40	0.02	1.27	1.29	(0.05)	(3.77)	(3.82)	11.87	12.50	1.25	1.24	0.43	49	110
2016	15.02	0.11	0.86	0.97	(0.12)	(1.47)	(1.59)	14.40	7.27	1.23	1.23	0.90	39	24
2015	17.66	0.03	(0.59)	(0.56)	(0.02)	(2.06)	(2.08)	15.02	(3.55)	1.22	1.22	0.19	26	27
2014(6)	16.61	0.01	1.04	1.05	—	—	—	17.66	6.32	1.20	1.20	0.31	27	30
Mid-Cap Growth Fund
2017(10)	16.26	(0.00)	1.19	1.19	(0.02)	(3.54)	(3.56)	13.89	9.63	1.37	1.24	(0.22)	48	111
2016	20.02	0.03	(0.91)	(0.88)	—	(2.88)	(2.88)	16.26	(4.23)	1.29	1.24	0.09	31	59
2015	23.93	(0.11)	(0.57)	(0.68)	—	(3.23)	(3.23)	20.02	(2.89)	1.25	1.24	(0.52)	28	53
2014(6)	22.89	(0.04)	1.08	1.04	—	—	—	23.93	4.54	1.24	1.24	(0.63)	26	57
Small-Cap Value Fund
2017(10)	13.21	0.01	1.74	1.75	(0.04)	(1.26)	(1.30)	13.66	14.60	1.46	1.24	0.24	44,856	105
2016	12.72	0.03	0.98	1.01	—	(0.52)	(0.52)	13.21	8.23	1.39	1.24	0.17	42,615	39
2015	14.40	(0.02)	(0.85)	(0.87)	—	(0.81)	(0.81)	12.72	(6.18)	1.46	1.24	(0.46)	72,822	53
2014(6)	13.99	(0.01)	0.42	0.41	—	—	—	14.40	2.93	1.46	1.24	(0.14)	26	43
Small-Cap Core Fund
2017(10)	11.57	(0.01)	1.81	1.80	(0.01)	(0.20)	(0.21)	13.16	15.56	1.86	1.15	(0.11)	1,404	33
2016	10.41	0.02	1.22	1.24	—	(0.08)	(0.08)	11.57	11.97	2.54	1.15	0.19	647	70
2015	10.38	(0.01)	0.04	0.03	—	—	—	10.41	0.29	5.02	1.15	(0.28)	629	64
2014(6)	10.08	(0.01)	0.31	0.30	—	—	—	10.38	2.98	4.82	1.15	(0.30)	26	43
Global Low Volatility Equity Fund
2017(3)(10)	12.61	0.02	0.03	0.05	(0.17)	(0.08)	(0.25)	12.41	0.51	1.51	1.10	1.08	635	51
2016(3)	11.31	0.11	1.25	1.36	(0.06)	(0.00)	(0.06)	12.61	12.11	1.63	1.10	2.04	266	36
2015(3)	11.47	0.14	(0.17)	(0.03)	(0.08)	(0.05)	(0.13)	11.31	(0.28)	5.76	1.10	2.38	142	31
2014(3)(6)	11.12	0.05	0.30	0.35	—	—	—	11.47	3.15	11.55	1.10	1.53	26	29
Disciplined International Equity Fund
2017(3)(10)	9.56	0.02	0.60	0.62	(0.25)	—	(0.25)	9.93	6.65	1.39	1.15	0.42	131	36
2016(3)(8)	10.00	0.23	(0.67)	(0.44)	—	—	—	9.56	(4.40)	1.15	1.15	2.53	125	64

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Advisor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(4)	Ratios to Average Net Assets (5)					Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
										Gross Expenses		Net Expenses (2)		Net investment income (loss) (2)
Pyrford International Stock Fund
2017(3)(10)	$12.18	$(0.03)	$0.17	$0.14	$(0.25)	$—	$(0.25)	$12.07	1.24%	1.31%		1.24%		0.49%	$174	9%
2016(3)	11.74	0.33	0.35	0.68	(0.24)	—	(0.24)	12.18	5.96	1.31		1.24		0.92	88	12
2015(3)	13.11	0.05	(1.34)	(1.29)	(0.08)	—	(0.08)	11.74	(9.86)	1.28		1.24		2.79	817	9
2014(3)(6)	13.13	0.07	(0.09)	(0.02)	—	—	—	13.11	(0.15)	1.28		1.24		1.95	25	6
LGM Emerging Markets Equity Fund
2017(3)(10)	14.04	(0.02)	(0.55)	(0.57)	(0.06)	—	(0.06)	13.41	(4.01)	1.65		1.40		(0.19)	49,658	19
2016(3)	12.12	0.16	1.86	2.02	(0.10)	—	(0.10)	14.04	16.88	1.64		1.40		0.92	51,879	24
2015(3)	14.30	0.08	(2.09)	(2.01)	(0.17)	—	(0.17)	12.12	(14.18)	1.59		1.40		2.01	63,966	25
2014(3)(6)	13.69	0.08	0.53	0.61	—	—	—	14.30	4.46	1.66		1.40		2.05	26	38
TCH Emerging Markets Bond Fund
2017(3)(10)(11)	10.16	0.19	(0.15)	0.04	—	—	—	10.20	0.39	2.10		1.00		3.08	116	24
2016(3)	9.89	0.45	0.38	0.83	(0.47)	(0.09)	(0.56)	10.16	9.20	2.84		1.00		4.76	4,168	44
2015(3)	11.14	0.34	(0.79)	(0.45)	(0.48)	(0.32)	(0.80)	9.89	(4.11)	3.21		1.00		4.94	3,882	60
2014(3)(6)	10.80	0.12	0.22	0.34	—	—	—	11.14	3.15	2.42		1.00		4.26	26	72
Alternative Strategies Fund
2017(3)(10)	10.30	(0.05)	0.30	0.25	—	—	—	10.55	2.43	3.50	(9)	2.93	(9)	(0.89)	257	163
2016(3)	10.40	(0.07)	0.07	0.00	—	(0.10)	(0.10)	10.30	(0.02)	1.87	(9)	1.50	(9)	(0.14)	286	279
2015(3)(7)	10.00	(0.06)	0.46	0.40	—	—	—	10.40	4.00	4.94	(9)	2.72	(9)	(1.07)	1,011	119
Global Long/Short Equity Fund
2017(3)(10)	10.68	0.00	1.25	1.25	(0.04)	(0.09)	(0.13)	11.80	11.88	5.76	(9)	2.29	(9)	(0.02)	542	18
2016(3)(8)	10.00	0.03	0.65	0.68	—	—	—	10.68	6.80	9.46	(9)	2.36	(9)	0.46	510	45
Ultra Short Tax-Free Fund
2017(10)	10.08	0.03	0.00	0.03	(0.03)	(0.01)	(0.04)	10.07	0.32	0.64		0.55		0.72	980	49
2016	10.08	0.04	0.01	0.05	(0.04)	(0.01)	(0.05)	10.08	0.50	0.64		0.55		0.39	25	56
2015	10.09	0.04	(0.01)	0.03	(0.04)	—	(0.04)	10.08	0.25	0.60		0.55		0.34	25	57
2014(6)	10.09	0.01	0.00	0.01	(0.01)	—	(0.01)	10.09	0.13	0.59		0.55		0.50	25	86
Short Tax-Free Fund
2017(10)	10.24	0.06	(0.10)	(0.04)	(0.06)	(0.00)	(0.06)	10.14	(0.34)	0.77		0.55		1.23	1,709	43
2016	10.20	0.11	0.06	0.17	(0.11)	(0.02)	(0.13)	10.24	1.69	0.77		0.55		1.04	1,151	39
2015	10.20	0.12	(0.00)	0.12	(0.12)	—	(0.12)	10.20	1.21	0.83		0.55		1.15	453	50
2014(6)	10.17	0.03	0.03	0.06	(0.03)	—	(0.03)	10.20	0.64	0.83		0.55		1.29	25	69
Short-Term Income Fund
2017(10)	9.40	0.07	(0.04)	0.03	(0.07)	—	(0.07)	9.36	0.32	0.71		0.60		1.46	246	22
2016	9.33	0.10	0.07	0.17	(0.10)	—	(0.10)	9.40	1.87	0.70		0.60		0.98	157	64
2015	9.40	0.09	(0.05)	0.04	(0.11)	—	(0.11)	9.33	0.43	0.69		0.60		1.02	25	29
2014(6)	9.42	0.02	(0.01)	0.01	(0.03)	—	(0.03)	9.40	0.10	0.71		0.60		1.10	25	43
Intermediate Tax-Free Fund
2017(10)	11.61	0.13	(0.42)	(0.29)	(0.14)	(0.03)	(0.17)	11.15	(2.46)	0.57		0.55		2.33	2,445	20
2016	11.26	0.25	0.37	0.62	(0.25)	(0.02)	(0.27)	11.61	5.56	0.57		0.55		2.18	1,693	42
2015	11.25	0.26	0.01	0.27	(0.26)	—	(0.26)	11.26	2.36	0.57		0.55		2.24	2,095	26
2014(6)	11.16	0.07	0.09	0.16	(0.07)	—	(0.07)	11.25	1.46	0.60		0.55		2.41	2,044	35
Mortgage Income Fund
2017(10)	9.43	0.09	(0.23)	(0.14)	(0.13)	—	(0.13)	9.16	(1.52)	0.89		0.80		2.03	31	7
2016	9.31	0.22	0.16	0.38	(0.26)	—	(0.26)	9.43	4.17	0.86		0.80		2.27	32	13
2015	9.36	0.22	0.00	0.22	(0.27)	—	(0.27)	9.31	2.34	0.93		0.80		2.36	26	44
2014(6)	9.35	0.03	0.05	0.08	(0.07)	—	(0.07)	9.36	0.86	0.94		0.80		2.38	25	129

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Advisor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(4)	Ratios to Average Net Assets (5)			Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
										Gross Expenses	Net Expenses (2)	Net investment income (loss) (2)
TCH Intermediate Income Fund
2017(10)	$10.71	$0.09	$(0.08)	$0.01	$(0.10)	$—	$(0.10)	$10.62	0.06%	0.88%	0.80%	1.72%	$19,255	7%
2016	10.35	0.24	0.37	0.61	(0.25)	—	(0.25)	10.71	5.95	0.86	0.80	2.30	23,912	50
2015	10.65	0.20	(0.29)	(0.09)	(0.21)	—	(0.21)	10.35	(0.89)	0.90	0.80	2.01	27,579	58
2014(6)	10.61	0.05	0.04	0.09	(0.05)	—	(0.05)	10.65	0.88	0.90	0.80	1.90	25	118
TCH Corporate Income Fund
2017(10)	13.17	0.18	(0.10)	0.08	(0.18)	(0.11)	(0.29)	12.96	0.64	0.72	0.59	2.84	558	29
2016	12.33	0.45	0.89	1.34	(0.45)	(0.05)	(0.50)	13.17	11.23	0.72	0.59	3.77	66	62
2015	13.09	0.36	(0.71)	(0.35)	(0.36)	(0.05)	(0.41)	12.33	(2.73)	0.70	0.59	2.83	25	26
2014(6)	12.93	0.09	0.17	0.26	(0.10)	—	(0.10)	13.09	2.02	0.72	0.59	2.92	25	25
TCH Core Plus Bond Fund
2017(10)	11.89	0.14	(0.24)	(0.10)	(0.14)	(0.04)	(0.18)	11.61	(0.85)	0.59	0.59	2.37	1,943	20
2016	11.42	0.34	0.48	0.82	(0.35)	(0.00)	(0.35)	11.89	7.36	0.59	0.59	2.99	1,434	39
2015	11.95	0.32	(0.47)	(0.15)	(0.32)	(0.06)	(0.38)	11.42	(1.28)	0.58	0.58	2.71	312	25
2014(6)	11.82	0.08	0.14	0.22	(0.09)	—	(0.09)	11.95	1.85	0.60	0.59	2.74	25	44
Monegy High Yield Bond Fund
2017(10)	9.49	0.25	0.10	0.35	(0.25)	—	(0.25)	9.59	3.76	1.24	0.90	5.27	30,694	26
2016	9.41	0.48	0.08	0.56	(0.48)	—	(0.48)	9.49	6.22	1.21	0.90	5.15	72,010	51
2015	10.44	0.51	(0.79)	(0.28)	(0.51)	(0.24)	(0.75)	9.41	(2.70)	1.21	0.90	5.13	42,843	46
2014(6)	10.52	0.14	(0.08)	0.06	(0.14)	—	(0.14)	10.44	0.58	1.17	0.90	5.09	25	42

(1)	Based on net asset value as of end of period date.
(2)	The contractual and voluntary expense waivers pursuant to Note 6 of the financial statements are reflected in both the net expense and net investment income (loss) ratios.
(3)	Redemption fees consisted of per share amounts less than $0.01.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	Reflects operations for the period from May 27, 2014 (inception date) to August 31, 2014.
(7)	Reflects operations for the period from December 16, 2014 (inception date) to August 31, 2015.
(8)	Reflects operations for the period from September 17, 2015 (inception date) to August 31, 2016.
(9)	Percentages shown include interest expense and dividends on securities sold short. Gross and net expense ratios, respectively, excluding interest expense and dividends on securities sold short are as follows:

Alternatives Strategies Fund			Global Long/Short Equity Fund
	Gross	Net		Gross	Net
2017	2.77%	2.20%	2017	5.07%	1.60%
2016	3.01	2.20	2016	8.70	1.60
2015	4.42	2.20

(10)	For the six months ended February 28, 2017 (Unaudited).
(11)	Calculated using the average shares method.

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Institutional Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(4)	Ratios to Average Net Assets (5)			Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
										Gross Expenses	Net Expenses (2)	Net investment income (loss) (2)
Low Volatility Equity Fund
2017(14)	$13.84	$0.11	$0.63	$0.74	$(0.11)	$(0.17)	$(0.28)	$14.30	5.44%	0.78%	0.65%	1.56%	$133,588	29%
2016	12.84	0.20	1.35	1.55	(0.19)	(0.36)	(0.55)	13.84	12.47	0.80	0.65	1.62	135,413	40
2015	13.22	0.20	0.53	0.73	(0.21)	(0.90)	(1.11)	12.84	5.56	0.87	0.65	1.52	76,792	47
2014	11.28	0.18	2.05	2.23	(0.18)	(0.11)	(0.29)	13.22	19.97	0.89	0.65	1.49	57,421	47
2013(3)(7)	10.00	0.10	1.25	1.35	(0.07)	—	(0.07)	11.28	13.47	1.28	0.65	1.79	41,009	101
Dividend Income Fund
2017(14)	12.96	0.15	1.26	1.41	(0.15)	(0.11)	(0.26)	14.11	11.05	0.82	0.65	2.24	36,480	23
2016	12.62	0.35	1.08	1.43	(0.33)	(0.76)	(1.09)	12.96	12.07	0.83	0.65	2.68	38,719	51
2015	14.32	0.35	(0.77)	(0.42)	(0.36)	(0.92)	(1.28)	12.62	(3.38)	0.80	0.65	2.50	45,554	46
2014	12.27	0.32	2.51	2.83	(0.31)	(0.47)	(0.78)	14.32	23.87	0.80	0.65	2.43	55,387	45
2013(3)	10.80	0.33	1.46	1.79	(0.32)	—	(0.32)	12.27	16.78	0.81	0.65	2.79	50,393	25
2012(3)(6)	10.00	0.19	0.76	0.95	(0.15)	—	(0.15)	10.80	9.50	0.90	0.65	2.76	46,959	18
Large-Cap Value Fund
2017(14)	14.16	0.09	1.71	1.80	(0.11)	(0.12)	(0.23)	15.73	12.82	0.77	0.75	1.27	156,343	31
2016	15.26	0.24	0.53	0.77	(0.26)	(1.61)	(1.87)	14.16	5.57	0.85	0.82	1.83	136,813	60
2015	17.06	0.18	(0.23)	(0.05)	(0.13)	(1.62)	(1.75)	15.26	(0.45)	0.97	0.96	1.04	94,439	72
2014	14.56	0.16	3.56	3.72	(0.16)	(1.06)	(1.22)	17.06	26.74	0.98	0.98	0.95	119,263	68
2013(3)	12.24	0.17	2.37	2.54	(0.22)	—	(0.22)	14.56	20.95	1.02	0.99	1.24	101,834	71
2012(3)	10.65	0.16	1.56	1.72	(0.13)	—	(0.13)	12.24	16.32	1.05	0.99	1.36	72,633	127
Large-Cap Growth Fund
2017(14)	15.47	0.04	1.59	1.63	(0.07)	(0.90)	(0.97)	16.13	11.06	0.79	0.75	0.56	107,784	38
2016	16.39	0.07	1.44	1.51	(0.06)	(2.37)	(2.43)	15.47	9.88	0.88	0.82	0.50	95,438	70
2015	18.06	0.07	0.90	0.97	(0.04)	(2.60)	(2.64)	16.39	5.85	0.98	0.96	0.29	72,958	94
2014	15.18	0.06	4.36	4.42	(0.09)	(1.45)	(1.54)	18.06	30.63	0.99	0.99	0.28	130,948	67
2013(3)	14.24	0.08	1.96	2.04	(0.06)	(1.04)	(1.10)	15.18	15.46	1.00	0.99	0.58	122,689	100
2012(3)	12.02	0.05	2.17	2.22	—	—	—	14.24	18.47	1.04	0.99	0.35	89,138	185
Mid-Cap Value Fund
2017(14)	14.38	0.04	1.26	1.30	(0.07)	(3.77)	(3.84)	11.84	12.62	1.00	0.99	0.69	68,456	110
2016	15.01	0.16	0.85	1.01	(0.17)	(1.47)	(1.64)	14.38	7.55	0.98	0.98	1.09	75,608	24
2015	17.63	0.08	(0.60)	(0.52)	(0.04)	(2.06)	(2.10)	15.01	(3.29)	0.97	0.97	0.43	99,160	27
2014	16.23	0.08	3.64	3.72	(0.12)	(2.20)	(2.32)	17.63	24.96	0.95	0.95	0.49	145,606	30
2013(3)	13.23	0.12	3.61	3.73	(0.11)	(0.62)	(0.73)	16.23	29.58	0.97	0.97	0.77	122,818	48
2012(3)	11.93	0.12	1.27	1.39	(0.09)	—	(0.09)	13.23	11.71	1.00	0.98	0.94	103,596	31
Mid-Cap Growth Fund
2017(14)	16.76	(0.00)	1.26	1.26	(0.05)	(3.54)	(3.59)	14.43	9.77	1.12	0.99	0.04	31,571	111
2016	20.51	0.04	(0.91)	(0.87)	—	(2.88)	(2.88)	16.76	(4.06)	1.04	0.99	0.33	39,569	59
2015	24.37	(0.08)	(0.55)	(0.63)	—	(3.23)	(3.23)	20.51	(2.61)	1.00	0.99	(0.26)	82,768	53
2014	23.26	(0.09)	4.26	4.17	—	(3.06)	(3.06)	24.37	19.43	0.97	0.97	(0.36)	144,807	57
2013(3)	20.32	(0.05)	4.26	4.21	—	(1.27)	(1.27)	23.26	21.74	0.97	0.97	(0.24)	142,302	58
2012(3)	17.93	(0.06)	2.45	2.39	—	—	—	20.32	13.33	1.00	0.99	(0.27)	131,501	69
Small-Cap Value Fund
2017(14)	13.37	0.04	1.77	1.81	(0.09)	(1.26)	(1.35)	13.83	14.86	1.21	(0.99)	0.51	22,917	105
2016	12.84	0.05	1.00	1.05	—	(0.52)	(0.52)	13.37	8.47	1.14	0.99	0.40	25,522	39
2015	14.50	(0.01)	(0.84)	(0.85)	—	(0.81)	(0.81)	12.84	(5.99)	1.21	0.99	(0.14)	19,186	53
2014	13.62	0.01	2.25	2.26	—	(1.38)	(1.38)	14.50	17.68	1.15	0.99	0.04	16,369	43
2013(3)	10.51	0.09	3.35	3.44	(0.09)	(0.24)	(0.33)	13.62	33.49	1.26	0.99	0.48	13,404	74
2012(3)	9.26	0.03	1.22	1.25	—	—	—	10.51	13.50	1.50	0.99	0.34	4,135	58

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Institutional Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(4)	Ratios to Average Net Assets (5)					Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
										Gross Expenses		Net Expenses (2)		Net investment income (loss) (2)
Small-Cap Core Fund
2017(14)	$11.64	$0.00	$1.81	$1.81	$(0.03)	$(0.20)	$(0.23)	$13.22	15.63%	1.61%		0.90%		0.19%	$17,451	33%
2016	10.45	0.03	1.25	1.28	(0.01)	(0.08)	(0.09)	11.64	12.37	2.29		0.90		0.44	10,780	70
2015	10.40	0.02	0.03	0.05	—	—	—	10.45	0.48	4.77		0.90		0.17	3,632	64
2014(10)	10.00	0.00	0.40	0.40	—	—	—	10.40	4.00	6.75		0.90		(0.03)	3,030	43
Small-Cap Growth Fund
2017(14)	16.62	(0.12)	1.47	1.35	—	—	—	17.97	8.12	1.03		1.03		(0.48)	82,509	130
2016	18.60	(0.10)	(0.64)	(0.74)	—	(1.24)	(1.24)	16.62	(3.72)	1.18		1.18		(0.21)	179,726	63
2015	22.75	(0.07)	(0.29)	(0.36)	—	(3.79)	(3.79)	18.60	(1.27)	1.15		1.15		(0.35)	339,016	59
2014	22.55	(0.02)	3.16	3.14	—	(2.94)	(2.94)	22.75	14.69	1.15		1.15		(0.09)	363,988	82
2013(3)	18.33	(0.12)	5.67	5.55	—	(1.33)	(1.33)	22.55	32.26	1.16		1.16		(0.62)	297,065	76
2012(3)	17.65	(0.09)	1.88	1.79	—	(1.11)	(1.11)	18.33	10.39	1.21		1.19		(0.59)	224,964	85
Global Low Volatility Equity Fund
2017(3)(14)	12.65	0.02	0.04	0.06	(0.20)	(0.08)	(0.28)	12.43	0.54	1.26		0.85		1.38	43,143	51
2016(3)	11.34	0.07	1.33	1.40	(0.09)	(0.00)	(0.09)	12.65	12.44	1.38		0.85		2.26	38,909	36
2015(3)	11.50	0.25	(0.26)	(0.01)	(0.10)	(0.05)	(0.15)	11.34	(0.08)	5.51		0.85		2.16	4,144	31
2014(3)(9)	10.00	0.07	1.43	1.50	—	—	—	11.50	15.00	13.27		0.85		1.76	3,947	29
Discipline International Equity Fund
2017(3)(14)	9.58	0.07	0.56	0.63	(0.28)	—	(0.28)	9.93	6.75	1.14		0.90		0.72	58,182	36
2016(3)(12)	10.00	0.23	(0.65)	(0.42)	—	—	—	9.58	(4.20)	1.20		0.90		2.51	67,434	64
Pyrford International Stock Fund
2017(3)(14)	12.22	0.02	0.13	0.15	(0.27)	—	(0.27)	12.10	1.38	1.06		0.99		0.73	520,988	9
2016(3)	11.78	0.35	0.36	0.71	(0.27)	—	(0.27)	12.22	6.21	1.06		0.99		2.44	485,787	12
2015(3)	13.14	0.22	(1.48)	(1.26)	(0.10)	—	(0.10)	11.78	(9.63)	1.03		0.99		2.52	626,232	9
2014(3)	12.10	0.39	1.27	1.66	(0.59)	(0.03)	(0.62)	13.14	14.00	1.02		0.99		3.32	272,486	6
2013(3)	10.78	0.22	1.40	1.62	(0.25)	(0.05)	(0.30)	12.10	15.29	1.09		0.99		2.63	159,985	15
2012(3)(6)	10.00	0.24	0.54	0.78	—	—	—	10.78	7.80	1.14		0.99		3.83	77,791	13
LGM Emerging Markets Equity Fund
2017(3)(14)	14.08	(0.02)	(0.54)	(0.56)	(0.10)	—	(0.10)	13.42	(3.90)	1.40		1.15		0.06	90,965	19
2016(3)	12.16	0.15	1.90	2.05	(0.13)	—	(0.13)	14.08	17.12	1.39		1.15		1.07	78,851	24
2015(3)	14.33	0.16	(2.13)	(1.97)	(0.20)	—	(0.20)	12.16	(13.88)	1.34		1.15		1.15	85,034	25
2014(3)	12.61	0.23	1.71	1.94	(0.22)	—	(0.22)	14.33	15.57	1.30		1.15		1.89	111,807	38
2013(3)	13.69	0.26	(0.34)	(0.08)	(0.20)	(0.80)	(1.00)	12.61	(1.00)	1.40		1.15		2.41	84,760	29
2012(3)	15.86	0.37	(1.17)	(0.80)	(0.45)	(0.92)	(1.37)	13.69	(4.79)	1.70		1.18		2.15	42,949	83
TCH Emerging Markets Bond Fund
2017(3)(14)(15)	10.17	0.20	(0.17)	0.03	(0.31)	—	(0.31)	9.89	0.40	1.85		0.85		3.98	12,731	24
2016(3)	9.90	0.47	0.38	0.85	(0.49)	(0.09)	(0.58)	10.17	9.36	2.59		0.85		4.91	4,176	44
2015(3)	11.16	0.51	(0.96)	(0.45)	(0.49)	(0.32)	(0.81)	9.90	(4.04)	2.96		0.85		4.96	3,812	60
2014(3)(9)	10.00	0.44	0.84	1.28	(0.12)	—	(0.12)	11.16	12.89	2.85		0.85		4.52	3,961	72
Alternative Strategies Fund
2017(3)(14)	10.33	(0.04)	0.30	0.26	—	—	—	10.59	2.52	3.25	(13)	2.68	(13)	(0.63)	105,053	163
2016(3)	10.42	0.00	0.01	0.01	(0.01)	(0.09)	(0.10)	10.33	0.16	1.62	(13)	1.25	(13)	(0.12)	109,128	279
2015(3)(11)	10.00	(0.08)	0.50	0.42	—	—	—	10.42	4.20	4.69	(13)	2.47	(13)	(1.11)	34,261	119
Global Long/Short Equity Fund
2017(3)(14)	10.70	0.03	1.25	1.28	(0.07)	(0.09)	(0.16)	11.82	12.02	5.51	(13)	2.04	(13)	0.15	8,429	18
2016(3)(12)	10.00	0.04	0.66	0.70	—	—	—	10.70	7.00	9.21	(13)	2.11	(13)	0.50	3,717	45

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Institutional Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(4)	Ratios to Average Net Assets (5)			Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
										Gross Expenses	Net Expenses (2)	Net investment income (loss) (2)
Ultra Short Tax-Free Fund
2017(14)	$10.07	$0.05	$0.01	$0.06	$(0.05)	$(0.01)	$(0.06)	$10.07	0.55%	0.39%	0.30%	0.89%	$557,754	49%
2016	10.08	0.07	0.00	0.07	(0.07)	(0.01)	(0.08)	10.07	0.65	0.39	0.30	0.65	548,641	56
2015	10.09	0.06	(0.01)	0.05	(0.06)	—	(0.06)	10.08	0.50	0.35	0.30	0.59	702,324	57
2014	10.04	0.09	0.05	0.14	(0.09)	(0.00)	(0.09)	10.09	1.35	0.34	0.30	0.82	663,538	86
2013	10.09	0.10	(0.05)	0.05	(0.10)	(0.00)	(0.10)	10.04	0.51	0.32	0.30	0.97	739,246	71
2012(3)	10.06	0.14	0.03	0.17	(0.14)	(0.00)	(0.14)	10.09	1.66	0.37	0.30	1.32	682,788	128
Short Tax-Free Fund
2017(14)	10.25	0.07	(0.10)	(0.03)	(0.07)	(0.00)	(0.07)	10.15	(0.27)	0.52	0.40	1.37	161,599	43
2016	10.20	0.13	0.07	0.20	(0.12)	(0.03)	(0.15)	10.25	1.94	0.52	0.40	1.18	168,592	39
2015	10.21	0.14	(0.01)	0.13	(0.14)	—	(0.14)	10.20	1.26	0.58	0.40	1.32	105,734	50
2014	9.95	0.15	0.26	0.41	(0.15)	—	(0.15)	10.21	4.12	0.62	0.40	1.45	78,050	69
2013(3)(8)	10.00	0.10	(0.05)	(0.05)	0.10	—	(0.10)	9.95	0.45	0.81	0.40	1.33	34,138	74
Short-Term Income Fund
2017(14)	9.42	0.08	(0.04)	0.04	(0.08)	—	(0.08)	9.38	0.44	0.46	0.35	1.69	189,315	22
2016	9.35	0.11	0.09	0.20	(0.13)	—	(0.13)	9.42	2.12	0.45	0.35	1.16	234,507	64
2015	9.42	0.12	(0.06)	0.06	(0.13)	—	(0.13)	9.35	0.69	0.44	0.35	1.24	263,894	29
2014	9.39	0.13	0.04	0.17	(0.14)	—	(0.14)	9.42	1.80	0.43	0.35	1.35	142,526	43
2013(3)	9.48	0.16	(0.07)	0.09	(0.18)	—	(0.18)	9.39	0.91	0.43	0.35	1.70	117,378	51
2012(3)	9.32	0.20	0.17	0.37	(0.21)	—	(0.21)	9.48	3.99	0.47	0.35	2.16	101,182	63
Intermediate Tax-Free Fund
2017(14)	11.60	0.16	(0.42)	(0.26)	(0.16)	(0.03)	(0.19)	11.15	(2.26)	0.31	0.31	2.73	540,703	20
2016	11.26	0.28	0.36	0.64	(0.28)	(0.02)	(0.30)	11.60	5.71	0.32	0.32	2.43	601,873	42
2015	11.25	0.28	0.01	0.29	(0.28)	—	(0.28)	11.26	2.60	0.32	0.32	2.46	559,937	26
2014	10.66	0.31	0.59	0.90	(0.31)	(0.00)	(0.31)	11.25	8.50	0.36	0.36	2.77	396,291	35
2013(3)	11.29	0.30	(0.56)	(0.26)	(0.30)	(0.07)	(0.37)	10.66	(2.40)	0.36	0.36	2.70	352,883	39
2012(3)	10.75	0.34	0.55	0.89	(0.34)	(0.01)	(0.35)	11.29	8.41	0.45	0.45	3.10	345,109	55
Mortgage Income Fund
2017(14)	9.42	0.10	(0.23)	(0.13)	(0.14)	—	(0.14)	9.15	(1.40)	0.64	0.55	2.27	17,638	7
2016	9.31	0.23	0.17	0.40	(0.29)	—	(0.29)	9.42	4.32	0.61	0.55	2.53	21,663	13
2015	9.35	0.24	0.01	0.25	(0.29)	—	(0.29)	9.31	2.70	0.68	0.55	2.61	22,981	44
2014	9.16	0.23	0.23	0.46	(0.27)	—	(0.27)	9.35	5.13	0.67	0.55	2.45	28,473	129
2013(3)	9.76	0.15	(0.39)	(0.24)	(0.25)	(0.11)	(0.36)	9.16	(2.57)	0.63	0.55	1.57	35,880	307
2012(3)	10.03	0.21	0.22	0.43	(0.30)	(0.40)	(0.70)	9.76	4.49	0.68	0.55	2.16	41,528	355
TCH Intermediate Income Fund
2017(14)	10.69	0.10	(0.07)	0.03	(0.11)	—	(0.11)	10.61	0.27	0.63	0.55	1.97	59,347	7
2016	10.34	0.26	0.36	0.62	(0.27)	—	(0.27)	10.69	6.12	0.61	0.55	2.53	57,014	50
2015	10.64	0.21	(0.28)	(0.07)	(0.23)	—	(0.23)	10.34	(0.64)	0.65	0.55	2.03	77,809	58
2014	10.28	0.21	0.36	0.57	(0.21)	—	(0.21)	10.64	5.63	0.65	0.55	2.03	110,824	118
2013(3)	10.51	0.15	(0.23)	(0.08)	(0.15)	—	(0.15)	10.28	(0.74)	0.64	0.55	1.45	95,908	248
2012(3)	10.12	0.20	0.40	0.60	(0.21)	—	(0.21)	10.51	5.99	0.67	0.55	1.99	113,933	190
TCH Corporate Income Fund
2017(14)	13.15	0.19	(0.10)	0.09	(0.19)	(0.11)	(0.30)	12.94	0.70	0.47	0.47	2.93	121,610	29
2016	12.32	0.46	0.88	1.34	(0.46)	(0.05)	(0.51)	13.15	11.28	0.47	0.47	3.77	129,429	62
2015	13.07	0.38	(0.70)	(0.32)	(0.38)	(0.05)	(0.43)	12.32	(2.53)	0.45	0.45	2.97	162,107	26
2014	12.37	0.45	0.91	1.36	(0.45)	(0.21)	(0.66)	13.07	11.32	0.49	0.49	3.50	121,773	25
2013(3)	13.03	0.44	(0.35)	0.09	(0.45)	(0.30)	(0.75)	12.37	0.54	0.50	0.50	3.36	93,490	123
2012(3)	12.35	0.49	0.83	1.32	(0.52)	(0.12)	(0.64)	13.03	11.02	0.55	0.54	3.88	91,611	79

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Institutional Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(4)	Ratios to Average Net Assets (5)			Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
										Gross Expenses	Net Expenses (2)	Net investment income (loss) (2)
TCH Core Plus Bond Fund
2017(14)	$11.89	$0.15	$(0.24)	$(0.09)	$(0.15)	$(0.04)	$(0.19)	$11.61	(0.72)%	0.34%	0.34%	2.62%	$481,106	20%
2016	11.42	0.37	0.48	0.85	(0.38)	(0.00)	(0.38)	11.89	7.63	0.34	0.34	3.25	459,228	39
2015	11.94	0.34	(0.45)	(0.11)	(0.35)	(0.06)	(0.41)	11.42	(0.96)	0.33	0.33	2.94	472,576	25
2014	11.32	0.33	0.65	0.98	(0.34)	(0.02)	(0.36)	11.94	8.82	0.37	0.37	2.89	422,941	44
2013(3)	11.90	0.32	(0.29)	0.03	(0.33)	(0.28)	(0.61)	11.32	0.09	0.43	0.43	2.44	321,051	101
2012(3)	11.41	0.43	0.61	1.04	(0.47)	(0.08)	(0.55)	11.90	9.41	0.52	0.52	3.68	63,697	84
Monegy High Yield Bond Fund
2017(14)	9.49	0.26	0.10	0.36	(0.26)	—	(0.26)	9.59	3.89	0.99	0.65	5.55	20,083	26
2016	9.41	0.50	0.08	0.58	(0.50)	—	(0.50)	9.49	6.47	0.96	0.65	5.43	34,345	51
2015	10.44	0.54	(0.79)	(0.25)	(0.54)	(0.24)	(0.78)	9.41	(2.46)	0.96	0.65	5.46	30,173	46
2014	10.32	0.58	0.26	0.84	(0.58)	(0.14)	(0.72)	10.44	8.32	0.85	0.65	5.53	37,307	42
2013(3)	10.32	0.59	0.00	0.59	(0.59)	(0.00)	(0.59)	10.32	5.80	0.83	0.65	5.61	49,722	34
2012(3)(6)	10.00	0.37	0.32	0.69	(0.37)	—	(0.37)	10.32	7.00	0.85	0.65	5.54	48,574	16

(1)	Based on net asset value as of end of period date.
(2)	The contractual and voluntary expense waivers pursuant to Note 6 of the financial statements are reflected in both the net expense and net investment income (loss) ratios.
(3)	Redemption fees consisted of per share amounts less than $0.01. Effective February 8, 2012, the Ultra Short Tax-Free Fund discontinued it’s redemption fee policy and effective June 14, 2013, the remaining domestic Funds discontinued their redemption fee policy.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	Reflects operations for the period from December 29, 2011 (inception date) to August 31, 2012.
(7)	Reflects operations for the period from September 28, 2012 (inception date) to August 31, 2013.
(8)	Reflects operations for the period from November 29, 2012 (inception date) to August 31, 2013.
(9)	Reflects operations for the period from September 30, 2013 (inception date) to August 31, 2014.
(10)	Reflects operations for the period from December 27, 2013 (inception date) to August 31, 2014.
(11)	Reflects operations for the period from December 16, 2014 (inception date) to August 31, 2015.
(12)	Reflects operations for the period from September 17, 2015 (inception date) to August 31, 2016.
(13)	Percentages shown include interest expense and dividends on securities sold short. Gross and net expense ratios, respectively, excluding interest expense and dividends on securities sold short are as follows:

Alternatives Strategies Fund			Global Long/Short Equity Fund
	Gross	Net		Gross	Net
2017	2.52%	1.95%	2017	4.82%	1.35%
2016	2.76	1.95	2016	8.45	1.35
2015	4.17	1.95

(14)	For the six months ended February 28, 2017 (Unaudited).
(15)	Calculated using the average shares method.

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Premier Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(3)	Ratios to Average Net Assets (4)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
										Gross Expenses	Net Expenses (2)	Net investment income (loss) (2)
Government Money Market Fund
2017(6)	$1.00	$0.00	$0.00	$0.00	$(0.00)	$(0.00)	$(0.00)	$1.00	0.11%	0.25%	0.20%	0.23%	$2,507,070	—%
2016	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.11	0.28	0.18	0.12	1,967,459	—
2015	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	0.28	0.08	0.01	467,294	—
2014	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.01	0.29	0.07	0.01	427,913	—
2013	1.00	0.00	—	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	0.30	0.13	0.01	431,677	—
2012	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	0.31	0.16	0.01	334,571	—
Tax-Free Money Market Fund
2017(6)	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.29	0.31	0.20	0.51	299,340	—
2016	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.17	0.28	0.16	0.13	313,954	—
2015	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	0.28	0.16	0.01	515,005	—
2014	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	0.28	0.19	0.02	453,901	—
2013	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.13	0.28	0.20	0.11	696,785	—
2012	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.27	0.29	0.20	0.25	582,585	—
Prime Money Market Fund
2017(6)	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.22	0.27	0.20	0.42	231,910	—
2016	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.22	0.20	0.20	0.21	668,609	—
2015	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	0.20	0.18	0.01	2,576,245	—
2014	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	0.20	0.18	0.01	1,968,436	—
2013	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.08	0.21	0.20	0.08	2,590,312	—
2012	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.20	0.21	0.20	0.19	1,934,167	—
Institutional Prime Money Market Fund
2017(6)	1.00	0.0027	0.0002	0.0029	(0.0027)	(0.0000)	(0.0027)	1.0002	0.29	0.30	0.20	0.55	414,206	—
2016(5)	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.00	0.29	0.20	0.37	415,218	—

(1)	Based on net asset value as of end of period date.
(2)	The contractual and voluntary expense waivers pursuant to Note 6 of the financial statements are reflected in both the net expense and net investment income (loss) ratios.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	Reflects operations for the period from June 3, 2016 (inception date) to August 31, 2016.
(6)	For the six months ended February 28, 2017 (Unaudited).

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Retirement Class R-3 of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(4)	Ratios to Average Net Assets (5)			Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
										Gross Expenses	Net Expenses (2)	Net investment income (loss) (2)
Mid-Cap Value Fund
2017(7)	$14.34	$0.01	$1.26	$1.27	$(0.02)	$(3.77)	$(3.79)	$11.82	12.41%	1.50%	1.49%	0.21%	$23	110%
2016	14.96	0.07	0.86	0.93	(0.08)	(1.47)	(1.55)	14.34	6.95	1.48	1.48	0.56	28	24
2015	17.62	(0.01)	(0.59)	(0.60)	—	(2.06)	(2.06)	14.96	(3.80)	1.47	1.47	(0.06)	25	27
2014(6)	16.58	0.00	1.04	1.04	—	—	—	17.62	6.27	1.45	1.45	0.07	26	30
Mid-Cap Growth Fund
2017(7)	16.55	(0.03)	1.23	1.20	—	(3.54)	(3.54)	14.21	9.46	1.62	1.49	(0.48)	21	111
2016	20.37	(0.01)	(0.93)	(0.94)	—	(2.88)	(2.88)	16.55	(4.48)	1.54	1.49	(0.16)	24	59
2015	24.34	(0.16)	(0.58)	(0.74)	—	(3.23)	(3.23)	20.37	(3.11)	1.50	1.49	(0.77)	25	53
2014(6)	23.30	(0.06)	1.10	1.04	—	—	—	24.34	4.46	1.49	1.49	(0.89)	26	57
Small-Cap Value Fund
2017(7)	13.21	(0.01)	1.76	1.75	(0.04)	(1.26)	(1.30)	13.66	14.59	1.71	1.49	(0.08)	109	105
2016	12.76	0.00	0.97	0.97	—	(0.52)	(0.52)	13.21	7.88	1.64	1.49	(0.07)	84	39
2015	14.48	(0.08)	(0.83)	(0.91)	—	(0.81)	(0.81)	12.76	(6.43)	1.71	1.49	(0.62)	24	53
2014(6)	14.07	(0.01)	0.42	0.41	—	—	—	14.48	2.91	1.71	1.49	(0.39)	26	43
Pyrford International Stock Fund
2017(3)(7)	12.18	0.02	0.11	0.13	(0.22)	—	(0.22)	12.09	1.13	1.56	1.49	0.24	23	9
2016(3)	11.74	0.23	0.42	0.65	(0.21)	—	(0.21)	12.18	5.63	1.56	1.49	1.98	24	12
2015(3)	13.12	0.22	(1.54)	(1.32)	(0.06)	—	(0.06)	11.74	(10.06)	1.53	1.49	1.71	22	9
2014(3)(6)	13.15	0.06	(0.09)	(0.03)	—	—	—	13.12	(0.23)	1.53	1.49	1.70	25	6

(1)	Based on net asset value as of end of period date.
(2)	The contractual and voluntary expense waivers pursuant to Note 6 of the financial statements are reflected in both the net expense and net investment income (loss) ratios.
(3)	Redemption fees consisted of per share amounts less than $0.01.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	Reflects operations for the period from May 27, 2014 (inception date) to August 31, 2014.
(7)	For the six months ended February 28, 2017 (Unaudited).

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Retirement Class R-6 of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(4)	Ratios to Average Net Assets (5)			Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
										Gross Expenses	Net Expenses (2)	Net investment income (loss) (2)
Large-Cap Value Fund
2017(8)	$14.17	$0.10	$1.71	$1.81	$(0.12)	$(0.12)	$(0.24)	$15.74	12.88%	0.62%	0.60%	1.42%	$57	31%
2016(7)	13.81	0.21	0.30	0.51	(0.15)	—	(0.15)	14.17	3.77	0.63	0.60	2.27	52	60
Large-Cap Growth Fund
2017(8)	15.49	0.05	1.59	1.64	(0.09)	(0.90)	(0.99)	16.14	11.11	0.64	0.60	0.71	55	38
2016(7)	14.75	0.07	0.67	0.74	—	—	—	15.49	5.02	0.66	0.60	0.72	53	70
Mid-Cap Value Fund
2017(8)	14.38	0.04	1.27	1.31	(0.08)	(3.77)	(3.85)	11.84	12.73	0.85	0.84	0.86	13,149	110
2016	15.03	0.18	0.84	1.02	(0.20)	(1.47)	(1.67)	14.38	7.65	0.83	0.83	1.28	11,332	24
2015	17.65	0.11	(0.62)	(0.51)	(0.05)	(2.06)	(2.11)	15.03	(3.19)	0.82	0.82	0.64	8,776	27
2014(6)	16.58	0.03	1.04	1.07	—	—	—	17.65	6.45	0.80	0.80	0.71	27	30
Mid-Cap Growth Fund
2017(8)	16.83	0.01	1.27	1.28	(0.08)	(3.54)	(3.62)	14.49	9.87	0.97	0.84	0.17	21	111
2016	20.55	0.09	(0.93)	(0.84)	—	(2.88)	(2.88)	16.83	(3.89)	0.89	0.84	0.49	25	59
2015	24.38	(0.03)	(0.57)	(0.60)	—	(3.23)	(3.23)	20.55	(2.47)	0.85	0.84	(0.12)	26	53
2014(6)	23.30	(0.02)	1.10	1.08	—	—	—	24.38	4.64	0.84	0.84	(0.24)	26	57
Small-Cap Value Fund
2017(8)	13.42	0.05	1.77	1.82	(0.10)	(1.26)	(1.36)	13.88	14.95	1.06	0.84	0.55	1,651	105
2016	12.87	0.07	1.00	1.07	—	(0.52)	(0.52)	13.42	8.61	0.99	0.84	0.60	926	39
2015	14.50	(0.00)	(0.82)	(0.82)	—	(0.81)	(0.81)	12.87	(5.78)	1.06	0.84	0.01	134	53
2014(6)	14.07	0.01	0.42	0.43	—	—	—	14.50	3.06	1.06	0.84	0.25	26	43
Pyrford International Stock Fund
2017(3)(8)	12.23	(0.04)	0.20	0.16	(0.29)	—	(0.29)	12.10	1.46	0.91	0.84	0.84	34,881	9
2016(3)	11.79	0.20	0.53	0.73	(0.29)	—	(0.29)	12.23	6.35	0.91	0.84	2.85	16,100	12
2015(3)	13.15	0.20	(1.45)	(1.25)	(0.11)	—	(0.11)	11.79	(9.56)	0.88	0.84	3.42	6,560	9
2014(3)(6)	13.15	0.08	(0.08)	0.00	—	—	—	13.15	0.00	0.88	0.84	2.36	25	6

(1)	Based on net asset value as of end of period date.
(2)	The contractual and voluntary expense waivers pursuant to Note 6 of the financial statements are reflected in both the net expense and net investment income (loss) ratios.
(3)	Redemption fees consisted of per share amounts less than $0.01.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	Reflects operations for the period from May 27, 2014 (inception date) to August 31, 2014.
(7)	Reflects operations for the period from December 28, 2015 (inception date) to August 31, 2016.
(8)	For the six months ended February 28, 2017 (Unaudited).

(See Notes which are an integral part of the Financial Statements)

February 28, 2017 (Unaudited)

Notes to Financial Statements

1.	Organization

BMO Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of February 28, 2017, the Corporation consisted of 44 portfolios, including 29 diversified portfolios within this semi-annual report (individually referred to as the “Fund,” or collectively as the “Funds”) each with differing share class offerings, as well as 10 target retirement and 5 target risk portfolios whose semi-annual report is available under a separate cover. BMO Asset Management Corp. serves as the Funds’ investment adviser (the “Adviser”), a Delaware corporation headquartered in Chicago, Illinois that is a wholly-owned subsidiary of BMO Financial Corp.

BMO Fund names as displayed throughout this report	Fund Inception Date	Investment Objective
Low Volatility Equity Fund	September 28, 2012	To provide capital appreciation.
Dividend Income Fund	December 29, 2011	To provide capital appreciation and current income.
Large-Cap Value Fund	September 30, 1993	To provide capital appreciation.
Large-Cap Growth Fund	November 20, 1992	To provide capital appreciation.
Mid-Cap Value Fund	September 30, 1993	To provide capital appreciation.
Mid-Cap Growth Fund	September 30, 1993	To provide capital appreciation.
Small-Cap Value Fund	February 28, 2011	To provide capital appreciation.
Small-Cap Core Fund	December 27, 2013	To provide capital appreciation.
Small-Cap Growth Fund	October 31, 1995	To provide capital appreciation.
Global Low Volatility Equity Fund(1)	September 30, 2013	To provide capital appreciation.
Disciplined International Equity Fund(1)	September 17, 2015	To provide capital appreciation.
Pyrford International Stock Fund(1)	December 29, 2011	To provide capital appreciation.
LGM Emerging Markets Equity Fund(1)	December 22, 2008	To provide capital appreciation.
TCH Emerging Markets Bond Fund(1)	September 30, 2013	To maximize total return consistent with current income.
Alternative Strategies Fund(1)	December 16, 2014	To provide capital appreciation with an emphasis on absolute returns.
Global Long/Short Equity Fund(1)	September 17, 2015	To provide capital appreciation.
Ultra Short Tax-Free Fund	September 30, 2009	To provide current income exempt from federal income tax consistent with preservation of capital.
Short Tax-Free Fund	November 29, 2012	To provide current income exempt from federal income tax consistent with preservation of capital.
Short-Term Income Fund	November 1, 1992	To maximize total return consistent with current income.
Intermediate Tax-Free Fund	February 1, 1994	To provide a high level of current income exempt from federal income tax consistent with preservation of capital.
Mortgage Income Fund	December 13, 1992	To provide current income.
TCH Intermediate Income Fund	November 19, 1992	To maximize total return consistent with current income.
TCH Corporate Income Fund	December 22, 2008	To maximize total return consistent with current income.
TCH Core Plus Bond Fund	December 22, 2008	To maximize total return consistent with current income.
Monegy High Yield Bond Fund	December 29, 2011	To maximize total return consistent with current income.
Government Money Market Fund	May 17, 2004	To provide current income consistent with stability of principal.
Tax-Free Money Market Fund	September 22, 2004	To provide current income that is exempt from federal income tax and is consistent with stability of principal.
Prime Money Market Fund	November 23, 1992	To provide current income consistent with stability of principal.
Institutional Prime Money Market Fund	June 3, 2016	To provide current income consistent with preservation of capital.

(1)	Collectively referred to as the “International Funds”.

2.	Significant Accounting Policies

The Funds are investment companies and follow the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Investment Valuations—Listed equity securities are valued each trading day at the last sale price or official closing price reported on a national securities exchange. Securities listed on a foreign exchange are valued each trading day at the last closing price on the principal exchange on which they are traded immediately prior to the time for determination of Net Asset Value (“NAV”) or at fair value as discussed below. Equity securities without a reported trade, U.S. government

BMO Funds

securities, listed corporate bonds, other fixed income and asset-backed securities with maturities of 60 days or more, unlisted securities, and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Fixed income securities that are not exchange traded are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Fixed income securities with remaining maturities of 60 days or less at the time of purchase, and of sufficient credit quality, are valued at amortized cost, which approximates fair value. Investments in other open-end registered investment companies are valued at net asset value. The money market funds use the amortized cost method to value portfolio securities in accordance with Rule 2a-7 under the Act.

Securities or other assets for which market valuations are not readily available, or are deemed to be inaccurate, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the “Directors”). The Directors have established a Pricing Committee, which is responsible for determinations of fair value, subject to the supervision of the Directors. In determining fair value, the Pricing Committee takes into account all information available and any factors it deems appropriate. Consequently, the price of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments; it is possible that the fair value determined for a security is materially different than the value that would be realized upon the sale of that security and the differences may be material to the NAV of the respective Fund or the financial statements presented.

Securities held in certain funds may be listed on foreign exchanges that do not value their listed securities at the same time each Fund calculates its NAV. Most foreign markets close well before each Fund values its securities, generally 3:00 p.m. (Central Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.

The Pricing Committee may determine that a security needs to be fair valued if, among other things, it believes the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded, but before the time for determination of the NAV (“a subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, weather related events) or a potentially global development (such as a terrorist attack that may be expected to have an effect on investor expectations worldwide). The Funds have retained an independent fair value pricing service to assist in fair valuing foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate a fair value.

Repurchase Agreements—The Funds’ policy requires the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement, including accrued interest.

The Funds will enter into repurchase agreements only with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the Adviser (or sub-advisers, as applicable) to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses, and Distributions—Interest income and expenses are accrued daily. Dividend income, realized gain distributions from underlying funds, and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value.

The Funds offer multiple classes of shares which differ in their respective distribution, administration, and service fees. All shareholders bear the common expenses of the Funds. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in class-specific expenses. Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of total shares outstanding of each class without distinction between share classes. Expenses attributable to a particular class of shares, such as shareholder servicing fees, are allocated directly to that class.

Premium and Discount Amortization/Paydown Gains and Losses—Premiums and discounts on fixed income securities are amortized/accreted for tax and financial statement purposes. Gains and losses realized on principal payments of mortgage-backed and asset-backed securities (paydown gains and losses) are classified as part of interest income.

Federal Income Taxes—The policies and procedures of the Funds require compliance with Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribution to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary. Withholding taxes on foreign dividends and unrealized appreciation on investments have been provided for in accordance with the applicable country’s tax rules and rates.

When-Issued and Delayed Delivery Transactions—The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the commitment to purchase securities. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Notes to Financial Statements (continued)

Short Sales—Certain Funds may sell a security they do not own in anticipation that the price of the security will decline. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund closes the short sale by purchasing the security at the market price at the time of closure. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the transaction is closed, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale. The Fund may not always be able to borrow a security or to close out a short position at a particular time or at an acceptable price. If the price of the borrowed security increases between the date of the short sale and the date on which the Fund closes the short sale, the Fund will experience a loss. The Fund’s loss on a short sale is the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

Futures Contracts—Certain Funds may purchase futures contracts to manage cash flows, enhance yield, or to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from, or pays to, the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

Options Contracts—Certain Funds may write covered call and put options on futures, swaps, securities, or currencies a Fund owns, or in which it may invest to create investment exposure consistent with their investment objectives. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received, or made, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security, or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security, or currency may be sold (called) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security, or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds also may purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked- to-market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security, or currency transaction to determine the realized gain or loss.

Foreign Exchange Contracts—Certain Funds may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. Certain Funds may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of these Funds’ foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are marked-to-market daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Foreign Currency Translation—The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income, and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at each reporting period, resulting from changes in the exchange rate.

BMO Funds

Restricted Securities—Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors.

Redemption Fees—The International Funds impose a 2% redemption fee to shareholders who redeem shares held for 30 days or less. All redemption fees are recorded by the International Funds as paid-in-capital.

Securities Lending—Certain Funds participate in one of two securities lending programs, providing for the lending of corporate bonds, equity, and government securities to qualified brokers, in exchange for the opportunity to earn additional income for participating. State Street Bank & Trust Company and BMO Harris Bank N.A. serve as the securities lending agents for the International Funds and non-International Funds participating in the programs, respectively. The Funds receive cash as collateral in return for the securities and record a corresponding payable for collateral due to the respective broker. The amount of cash collateral received is maintained at a minimum level of 100% of the prior day’s market value on securities and accrued interest loaned. Collateral is reinvested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates), and money market funds. The valuation of these collateral securities is discussed in “Investment Valuations” above. When a Fund lends its portfolio securities, it is subject to the risk that it may not be able to get the portfolio securities back from the borrower on a timely basis, in which case the Fund may lose certain investment opportunities. A Fund also is subject to the risks associated with the investments of cash collateral received from the borrower.

Cash collateral received as part of the International Funds securities lending program was invested in the following security as of February 28, 2017:

Description	Value
State Street Navigator Securities Lending Prime Portfolio Money Market Fund, 0.502%	$40,648,052

Cash collateral received as part of the non-International Funds securities lending program was jointly pooled and invested in the following securities as of February 28, 2017 (1):

Description	Value
Atlantic Asset Securitization LLC, 0.730%, 3/15/2017(3)	$39,977,769
Atlantic Asset Securitization LLC, 1.248%, 3/6/2017(3)	4,969,000
Australia & New Zealand Banking Group, Ltd., 1.396%, 4/7/2017(2)	6,500,000
Bank of Nova Scotia, 1.201%, 7/13/2017(2)	5,302,581
Bank of Nova Scotia, 1.220%, 2/2/2018(2)	4,002,500
Bank of Nova Scotia, 1.359%, 6/21/2017(2)	5,005,140
Bank of Nova Scotia, 1.382%, 3/17/2017(2)	5,151,694
Bedford Row Funding Corp., 1.160%, 8/1/2017(2)	7,850,000
Bedford Row Funding Corp., 1.205%, 7/17/2017(2)	5,003,665
BlackRock Liquidity Funds FedFund Portfolio, 0.482%	5,439,595
BMO Government Money Market Fund, 0.370%	58,000,000
BMO Institutional Prime Money Market Fund, 0.680%	310,062,000
Canadian Imperial Bank of Commerce, 1.182%, 8/17/2017(2)	5,503,504
Chariot Funding LLC, 1.329%, 5/18/2017(2)	2,500,000
Commonwealth Bank of Australia, 1.222%, 3/10/2017(2)	5,000,000
Commonwealth Bank of Australia, 1.329%, 6/19/2017(2)	5,000,000
Cooperative Rabobank U.A, 1.249%, 4/24/2017(2)	6,004,086
County of Uinta, 0.580%, 3/3/2017(2)	23,000,000
DNB ASA, 1.228%, 4/25/2017(2)	5,503,597
Erste Abwicklungsanstalt, 1.064%, 6/26/2017(3)	7,473,720
Erste Abwicklungsanstalt, 1.119%, 4/19/2017(2)	5,000,000
Erste Abwicklungsanstalt, 1.120%, 4/3/2017(2)	7,500,000
Erste Abwicklungsanstalt, 1.124%, 5/11/2017(3)	4,981,489
Gulf Coast Industrial Development Authority, 0.550%, 3/1/2017(2)	35,000,000
HSBC Bank, PLC, 1.112%, 9/15/2017(2)	7,500,000
HSBC Bank, PLC, 1.251%, 10/13/2017(2)	6,506,117
HSBC Bank, PLC, 1.277%, 7/5/2017(2)	5,705,107
HSBC Bank, PLC, 1.289%, 3/20/2017(2)	5,001,650
HSBC Bank, PLC, 1.474%, 5/4/2017(2)	5,306,047
HSBC Bank, PLC, 1.584%, 8/4/2017(2)	2,505,497
JP Morgan Securities LLC, 1.228%, 4/26/2017(2)	5,000,000
JP Morgan Securities LLC, 1.330%, 7/10/2017(2)	6,500,000
Liberty Street Funding LLC, 1.043%, 4/25/2017(3)	9,974,289

Description	Value
Loudoun County Economic Development Authority, 0.630%, 3/1/2017(2)	$11,030,000
Manhattan Asset Funding Co., 0.811%, 3/9/2017(3)	7,494,431
Manhattan Asset Funding Co., 1.025%, 5/8/2017(2)	7,500,000
Manhattan Asset Funding Co., 1.043%, 4/24/2017(3)	9,974,577
Manhattan Asset Funding Co., 1.110%, 3/1/2017(2)	7,500,000
Manhattan Asset Funding Co., 1.346%, 6/7/2017(2)	6,500,000
Manhattan Asset Funding Co., 1.349%, 5/22/2017(2)	7,000,000
Metlife Short Term Funding LLC, 0.952%, 5/15/2017(3)	7,481,000
Microsoft Corp., 0.862%, 3/14/2017(3)	9,976,589
Nordea Bank AB, 0.902%, 5/8/2017(3)	15,762,870
Nordea Bank AB, 1.330%, 3/1/2017(2)	5,000,095
Nordea Bank AB, 1.370%, 6/16/2017(2)	5,007,075
Nordea Bank AB, 1.432%, 4/26/2017(2)	8,157,954
Novartis Finance Corp., 0.680%, 3/16/2017(3)	14,992,067
Old Line Funding LLC, 1.017%, 6/22/2017(2)	5,000,000
Old Line Funding LLC, 1.179%, 7/24/2017(2)	6,750,000
Old Line Funding LLC, 1.179%, 7/24/2017(2)	3,250,000
Old Line Funding LLC, 1.200%, 5/16/2017(2)	5,000,000
Praxair, Inc., 0.610%, 3/2/2017(3)	14,996,442
Regency Markets No. 1 LLC, 0.780%, 3/8/2017(3)	3,997,573
Regency Markets No. 1 LLC, 0.800%, 3/14/2017(3)	4,996,889
Regency Markets No. 1 LLC, 0.800%, 3/28/2017(3)	7,495,333
Regency Markets No. 1 LLC, 0.821%, 3/9/2017(3)	24,984,056
Skandinaviska Enskilda Banken AB, 1.079%, 9/21/2017(2)	7,224,379
Skandinaviska Enskilda Banken AB, 1.239%, 4/19/2017(2)	6,754,253
State Street Bank & Trust Co., 1.222%, 3/10/2017(2)	5,000,775
State Street Bank & Trust Co., 1.422%, 4/13/2017(2)	5,003,955
Statoil ASA, 0.932%, 4/10/2017(3)	7,233,144
Sumitomo Mitsui Banking Corporation, 1.185%, 8/8/2017(2)	4,999,605
Suncorp Metway, Ltd., 1.053%, 3/23/2017(3)	4,983,521
Suncorp Metway, Ltd., 1.054%, 3/14/2017(3)	7,473,750
Suncorp Metway, Ltd., 1.339%, 7/17/2017(3)	4,966,565
Suncorp Metway, Ltd., 1.369%, 8/9/2017(3)	7,448,150

Notes to Financial Statements (continued)

Description	Value
Svenska Handelsbaken, Inc., 1.070%, 9/15/2017(2)	$7,002,793
Svenska Handelsbaken, Inc., 1.309%, 5/18/2017(2)	5,004,655
Svenska Handelsbaken, Inc., 1.500%, 8/1/2017(2)	5,286,478
Swedish Export Credit Corp., 0.740%, 3/16/2017(3)	14,993,217
Thunder Bay Funding LLC, 1.081%, 8/14/2017(2)	7,500,000
Thunder Bay Funding LLC, 1.177%, 6/6/2017(2)	5,000,000
Thunder Bay Funding LLC, 1.181%, 7/11/2017(2)	7,500,000
Thunder Bay Funding LLC, 1.190%, 5/15/2017(2)	7,500,000
Thunder Bay Funding LLC, 1.191%, 6/13/2017(2)	5,500,000
Thunder Bay Funding LLC, 1.269%, 4/20/2017(2)	5,000,000
Thunder Bay Funding LLC, 1.320%, 3/15/2017(2)	5,451,586
Toronto Dominion Bank, 1.220%, 11/1/2017(2)	8,004,856
Toronto Dominion Bank, 1.292%, 1/10/2018(2)	6,506,825
Toronto Dominion Bank, 1.299%, 11/20/2017(2)	5,005,725
Toronto Dominion Bank, 1.339%, 4/20/2017(2)	5,003,895
Toronto Dominion Bank, 1.430%, 10/17/2017(2)	5,010,990
Toronto Dominion Bank, 1.468%, 7/12/2017(2)	5,008,625
Toyota Motor Credit Corp., 1.196%, 3/3/2017(2)	5,000,000

Description	Value
Toyota Motor Credit Corp., 1.200%, 3/13/2017(2)	$5,000,000
Toyota Motor Credit Corp., 1.283%, 8/3/2017(2)	7,500,000
Toyota Motor Credit Corp., 1.297%, 3/31/2017(2)	5,000,000
University of North Carolina at Chapel Hill, 0.570%	12,980,000
Victory Receivables Corp., 0.680%, 3/1/2017(3)	14,999,717
Victory Receivables Corp., 0.780%, 3/7/2017(3)	9,995,450
Victory Receivables Corp., 0.901%, 3/8/2017(3)	7,990,000
Wells Fargo Bank NA, 1.177%, 7/5/2017(2)	7,504,050
Wells Fargo Bank NA, 1.211%, 2/14/2018(2)	5,001,120
Wells Fargo Bank NA, 1.241%, 10/11/2017(2)	5,003,360
Wells Fargo Bank NA, 1.249%, 5/3/2017(2)	6,504,869
Wells Fargo Bank NA, 1.387%, 11/16/2017(2)	5,007,715
Westpac Banking Corp., 1.312%, 3/3/2017(2)	5,000,280
Westpac Banking Corp., 1.380%, 10/20/2017(2)	6,000,000
Other	(73,909)

Total	$1,103,356,392

(1)	The collateral pool is managed by the fixed income group within the Adviser. Each Fund owns a pro-rata interest in the collateral pool determined by the value of securities on loan for such Fund.
(2)	Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of February 28, 2017.
(3)	Each issue shows the rate of discount at the time of purchase.

Commitments and Contingencies—In the normal course of business, the Corporation enters into contracts that provide general indemnifications to other parties. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation that have not yet occurred. However, the Corporation has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Other—Investment transactions are accounted for on a trade date basis. Net realized gains and losses on securities are computed on the basis of specific security lot identification.

3.	Fair Value Measurement

Fair Valuation Measurement defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting issuer (observable inputs), and (2) the reporting issuer’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement.

Various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common and preferred stocks, options and futures contracts, and U.S. registered mutual funds are generally categorized as Level 1.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Fixed income securities, repurchase agreements, cash collateral received as part of the securities lending program, and securities valued by an independent fair value pricing service are generally categorized as Level 2.

Level 3—significant unobservable inputs, including management’s own assumptions in determining the fair value of investments.

In May 2015, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standard Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Unit (or Its Equivalent), modifying ASC 820. Under the modifications, investments in private investment funds valued at net asset value are no longer included in the fair value hierarchy. The Funds did not hold any Level 3 securities as of February 28, 2017. It is the Funds’ policy to recognize transfers between category levels at the end of the period. There were no transfers between Levels 1 and 2 or Levels 2 and 3 at the end of this period.

BMO Funds

The following is a summary of the inputs used, as of February 28, 2017, in valuing the Funds’ assets:

	Low Volatility Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$162,051,072	$—	$—	$162,051,072
Short-Term Investments	2,547,504	81,325,876	—	83,873,380

Total	$164,598,576	$81,325,876	$—	$245,924,452

	Dividend Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$117,516,613	$—	$—	$117,516,613
Short-Term Investments	1,658,541	54,172,005	—	55,830,546

Total	$119,175,154	$54,172,005	$—	$173,347,159

	Large-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$338,548,300	$—	$—	$338,548,300
Short-Term Investments	4,977,091	159,922,205	—	164,899,291

Total	$343,525,391	$159,922,205	$—	$503,447,596

	Large-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$286,133,530	$—	$—	$286,133,530
Short-Term Investments	6,264,810	136,239,178	—	142,503,988

Total	$292,398,340	$136,239,178	$—	$428,637,518

	Mid-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$225,819,378	$—	$—	$225,819,378
Short-Term Investments	4,254,316	113,733,758	—	117,988,074

Total	$230,073,694	$113,733,758	$—	$343,807,452

	Mid-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$117,823,769	$—	$—	$117,823,769
Short-Term Investments	1,909,364	59,144,116	—	61,053,480

Total	$119,733,133	$59,144,116	$—	$178,877,249

	Small-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$67,813,606	$—	$—	$67,813,606
Short-Term Investments	1,715,476	34,339,980	—	36,055,456

Total	$69,529,082	$34,339,980	$—	$103,869,062

	Small-Cap Core Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$18,381,030	$—	$—	$18,381,030
Short-Term Investments	424,213	9,282,409	—	9,706,622

Total	$18,805,243	$9,282,409	$—	$28,087,652

	Small-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$184,554,903	$—	$—	$184,554,903
Short-Term Investments	3,157,962	94,042,316	—	97,200,278

Total	$187,712,865	$94,042,316	$—	$281,755,181

	Global Low Volatility Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$46,134,383	$—	$—	$46,134,383
Short-Term Investments	1,366,657	—	—	1,366,657

Total	$47,501,040	$—	$—	$47,501,040

	Disciplined International Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$57,053,567	$—	$—	$57,053,567
Short-Term Investments	3,332,713	—	—	3,332,713

Total	$60,386,280	$—	$—	$60,386,280

	Pyrford International Stock Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$619,900,999	$—	$—	$619,900,999
Preferred Stocks(1)	11,480,641	—	—	11,480,641
Short-Term Investments	47,962,585	—	—	47,962,585

Total	$679,344,225	$—	$—	$679,344,225

	LGM Emerging Markets Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$132,757,663	$—	$—	$132,757,663
Common Stock Units	2,165,484	—	—	2,165,484
Participation Notes	—	3,702,699	—	3,702,699
Short-Term Investments	6,511,478	—	—	6,511,478

Total	$141,434,625	$3,702,699	$—	$145,137,324

	TCH Emerging Markets Bond Fund
	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$7,427,896	$—	$7,427,896
International Bonds	—	4,850,015	—	4,850,015
Short-Term Investments	2,215,685	—	—	2,215,685

Total	$2,215,685	$12,277,911	$—	$14,493,596

	Alternative Strategies Fund(2)
	Level 1	Level 2	Level 3	Total
Assets-Long
Bank Loans	$—	$7,197,782	$—	$7,197,782
Common Stocks(1)	53,197,439	—	—	53,197,439
Convertible Bonds	—	945,302	—	945,302
Corporate Bonds & Notes	—	3,859,441	—	3,859,441
Limited Partnership Units	918,050	—	—	918,050
Purchased Options	259,837	—	—	259,837
U.S. Government & U.S. Government Agency Obligations	—	82,127	—	82,127
Short-Term Investments	29,066,262	12,498,850	—	41,565,112

Total	$83,441,588	$24,583,502	$—	$108,025,090

Liabilities-Short
Common Stocks(1)	$23,846,540	$—	$—	$23,846,540
Corporate Bonds & Notes	—	2,099,674	—	2,099,674
Exchange Traded Funds	3,603,098	—	—	3,603,098
Written Options	543,941	—	—	543,941

Total	$27,993,579	$2,099,674	$—	$30,093,253

	Global Long/Short Equity Fund
	Level 1	Level 2	Level 3	Total
Assets-Long
Common Stocks(1)	$8,726,911	$—	$—	$8,726,911
Short-Term Investments	3,350,101	—	—	3,350,101

Total	$12,077,012	$—	$—	$12,077,012

Liabilities-Short
Common Stocks(1)	$2,694,760	$—	$—	$2,694,760

Total	$2,694,760	$—	$—	$2,694,760

Notes to Financial Statements (continued)

	Ultra Short Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$578,412,662	$—	$578,412,662
Mutual Funds	—	2,000,140	—	2,000,140
Short-Term Investments	44,454	27,438,847	—	27,483,301

Total	$44,454	$607,851,649	$—	$607,896,103

	Short Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$178,502,808	$—	$178,502,808
Mutual Funds	860,981	—	—	860,981
Short-Term Investments	42,663	1,004,230	—	1,046,893

Total	$903,644	$179,507,038	$—	$180,410,682

	Short-Term Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$48,097,536	$—	$48,097,536
Collateralized Mortgage Obligations	—	6,265,898	—	6,265,898
Commercial Mortgage Securities	—	14,484,694	—	14,484,694
Corporate Bonds & Notes	—	121,857,681	—	121,857,681
Mutual Funds	3,623,207	—	—	4,626,443	*
U.S. Government & U.S. Government Agency Obligations	—	39,494,117	—	39,494,117
U.S. Government Agency-Mortgage Securities	—	1,400,815	—	1,400,815
Short-Term Investments	5,315,169	36,341,551	—	41,656,720

Total	$8,938,376	$267,942,292	$—	$277,883,904

* Total includes a $1,003,236 private placement senior loan fund holding valued using practical expedient.

	Intermediate Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$1,572,779,819	$—	$1,572,779,819
Mutual Funds	16,131,470	—	—	16,131,470
Short-Term Investments	38,819	—	—	38,819

Total	$16,170,289	$1,572,779,819	$—	$1,588,950,108

	Mortgage Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$268,490	$—	$268,490
Collateralized Mortgage Obligations	—	9,672,717	—	9,672,717
Commercial Mortgage Securities	—	10,923,468	—	10,923,468
U.S. Government Agency-Mortgage Securities	—	71,032,845	—	71,032,845
Short-Term Investments	1,032,709	—	—	1,032,709

Total	$1,032,709	$91,897,520	$—	$92,930,229

	TCH Intermediate Income Fund
	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$39,630,340	$—	$39,630,340
U.S. Government & U.S. Government Agency Obligations	—	9,750,113	—	9,750,113
U.S. Government Agency-Mortgage Securities	—	17,770,760	—	17,770,760
Short-Term Investments	5,898,146	17,059,991	—	22,958,137

Total	$5,898,146	$84,211,204	$—	$90,109,350

	TCH Corporate Income Fund
	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$210,453,696	$—	$210,453,696
Municipals	—	575,335	—	575,335
U.S. Government & U.S. Government Agency Obligations	—	7,697,246	—	7,697,246
Short-Term Investments	14,614,012	47,959,478	—	62,573,490

Total	$14,614,012	$266,685,755	$—	$281,299,767

	TCH Core Plus Bond Fund
	Level 1	Level 2	Level 3	Total
Commercial Mortgage Securities	$—	$266,791	$—	$266,791
Corporate Bonds & Notes	—	425,149,987	—	425,149,987
Municipals	—	345,201	—	345,201
U.S. Government & U.S. Government Agency Obligations	—	170,613,492	—	170,613,492
U.S. Government Agency-Mortgage Securities	—	343,614,533	—	343,614,533
Short-Term Investments	32,287,867	268,293,248	—	300,581,115

Total	$32,287,867	$1,208,283,252	$—	$1,240,571,119

	Monegy High Yield Bond Fund
	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$48,679,212	$—	$48,679,212
Short-Term Investments	1,381,253	—	—	1,381,253

Total	$1,381,253	$48,679,212	$—	$50,060,465

	Government Money Market Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$190,000,000	$—	$—	$190,000,000
Repurchase Agreements	—	528,786,766	—	528,786,766
U.S. Government & U.S. Government Agency Obligations	—	2,855,745,384	—	2,855,745,384

Total	$190,000,000	$3,384,532,150	$—	$3,574,532,150

BMO Funds

	Tax-Free Money Market Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$364,736,555	$—	$364,736,555
Mutual Funds	15,820,916	—	—	15,820,916

Total	$15,820,916	$364,736,555	$—	$380,557,471

	Prime Money Market Fund
	Level 1	Level 2	Level 3	Total
Certificates of Deposit	$—	$87,600,730	$—	$87,600,730
Commercial Paper	—	219,432,914	—	219,432,914
Municipals	—	54,755,000	—	54,755,000
Mutual Funds	25,000,000	—	—	25,000,000
Repurchase Agreements	—	64,406,442	—	64,406,442

Total	$25,000,000	$426,195,086	$—	$451,195,086

	Institutional Prime Money Market Fund
	Level 1	Level 2	Level 3	Total
Certificates of Deposit	$—	$71,339,497	$—	$71,339,497
Commercial Paper	—	216,656,010	—	216,656,010
Municipals	—	47,280,000	—	47,280,000
Mutual Funds	25,425,047	—	—	25,425,047
Repurchase Agreements	—	55,000,000	—	55,000,000

Total	$25,425,047	$390,275,507	$—	$415,700,554

(1)	All sub-categories within Common Stocks and Preferred Stocks represent either entire Level 1 or Level 2 evaluation status.
(2)	The following is a summary of other financial instruments that are derivative instruments not reflected in the Schedules of Investments, such as futures and forward contracts. Amounts below are the unrealized appreciation/(depreciation) on the investment.

	Unrealized Appreciation/(Depreciation) On Other Financial Instruments
Fund	Level 1	Level 2	Level 3	Total
Alternative Strategies Fund
Long Forward Contracts	$—	$38,780	$—	$38,780
Short Forward Contracts	—	(105,400)	—	(105,400)

Total Forwards	$—	$(66,620)	$—	$(66,620)

Long Futures Contracts	$303,639	$—	$—	$303,639
Short Futures Contracts	(43,053)	—	—	(43,053)

Total Futures	$260,586	$—	$—	$260,586

4.	Derivative Holdings and Activity Detail

The following is a summary of the Alternative Strategies Fund’s written option activity for the period ended February 28, 2017:

Contracts	Number of Contracts	Premium
Outstanding on 8/31/16	734	$872,967
Options written	6,335	4,882,721
Options expired	(574)	(551,097)
Options exercised	(228)	(53,446)
Options closed	(5,254)	(4,596,546)

Outstanding on 2/28/17	1,013	$554,599

During the period ended February 28, 2017, the Alternative Strategies Fund had average quarterly contracts or notional values outstanding:

Average Quarterly Contracts				Average Quarterly Notional Values
Long Futures	Short Futures	Purchased Options	Written Options	Long Forwards	Short Forwards
465	181	490	954	$24,844,038	$27,219,333

Notes to Financial Statements (continued)

At February 28, 2017, the Alternative Strategies Fund had outstanding futures contracts as set forth below:

Expiration Date	Number of Contracts	Description	Value at Trade Date	Value at February 28, 2017	Unrealized Appreciation (Depreciation)
Long Futures
Bond Futures
March 2017	32	Eurex 5-Year Euro BOBL	$4,528,082	$4,567,452	$39,370
March 2017	17	Eurex 10-Year Euro BUND	2,957,542	2,990,526	32,984
June 2017	9	LIFFE Long Gilt Government Bond	1,403,999	1,420,860	16,861
Index Futures
March 2017	8	TSE TOPIX Index	1,097,467	1,092,349	(5,118)
March 2017	6	OSE Nikkei 225 Index	1,025,625	1,021,674	(3,951)
March 2017	50	CME E-Mini S&P 500® Index	5,893,197	5,907,000	13,803
March 2017	17	CME E-Mini S&P 500® Index	1,959,910	2,008,380	48,470
March 2017	13	Russell 2000 Mini Index	889,445	900,250	10,805
March 2017	10	HKG Hang Seng Index	1,551,846	1,529,197	(22,649)
March 2017	14	CME E-Mini NASDAQ 100 Index	1,446,159	1,493,030	46,870
March 2017	27	LIFFE FTSE 100 Index	2,395,978	2,434,157	38,179
March 2017	18	Eurex Euro STOXX 50 Index	623,932	633,860	9,928
March 2017	5	Eurex DAX Index	1,547,183	1,568,838	21,655
March 2017	9	CAC 40 10 Euro	470,029	463,191	(6,838)
March 2017	12	CBOT E-Mini DJIA Index	1,198,524	1,248,420	49,896
Interest Rate Futures
June 2018	114	LIFFE 90-Day Sterling	17,587,150	17,599,011	11,861
June 2018	22	LIFFE 3-Month Euro Euribor	5,838,585	5,840,098	1,513
Short Futures
Bond Futures
June 2017	5	CBOT 10-Year U.S. Treasury Note	(622,434)	(622,891)	(457)
June 2017	5	MSE 10-Year Canadian Bond	(513,051)	(517,053)	(4,002)
June 2017	15	CBOT U.S. Long Bond	(2,259,401)	(2,274,844)	(15,443)
March 2017	23	SFE 10-Year Australian Bond	(2,242,853)	(2,261,501)	(18,648)
March 2017	8	10 Year Mini JGB	(1,067,030)	(1,072,055)	(5,025)
Interest Rate Futures
June 2018	132	CME 3-Month Eurodollar	(32,413,122)	(32,412,600)	522

Total Futures Contracts			$13,296,762	$13,557,349	$260,586

At February 28, 2017, the Alternative Strategies Fund had outstanding forward foreign currency exchange contracts as set forth below:

		Contract Amount					Unrealized Appreciation (Depreciation)
Settlement Date	Currency	Buy		Sell		Value		Counterparty
March 17, 2017	Australian Dollar	AUD	7,142,000		$5,353,097	$5,473,837	$120,740	Bank of America
March 17, 2017	Australian Dollar		$2,764,007	AUD	3,800,000	2,912,431	(148,424)	Bank of America
March 17, 2017	Canadian Dollar	CAD	11,827,000		$9,023,724	8,905,448	(118,276)	Bank of America
March 17, 2017	Canadian Dollar		$6,199,184	CAD	8,196,000	6,171,392	27,792	Bank of America
March 17, 2017	Euro Currency	EUR	1,983,000		$2,099,165	2,102,148	2,983	Bank of America
March 17, 2017	Euro Currency		$4,724,585	EUR	4,419,000	4,684,514	40,071	Bank of America
March 17, 2017	Japanese Yen	JPY	259,819,000		$2,279,807	2,313,957	34,150	Bank of America
March 17, 2017	Japanese Yen		$3,491,060	JPY	399,839,000	3,560,981	(69,921)	Bank of America
March 17, 2017	Mexican Peso	MXN	6,793,000		$337,065	337,343	278	Bank of America
March 17, 2017	Mexican Peso		$861,719	MXN	17,655,000	876,755	(15,036)	Bank of America
March 17, 2017	New Zealand Dollar	NZD	2,239,000		$1,602,500	1,611,992	9,492	Bank of America
March 17, 2017	New Zealand Dollar		$445,237	NZD	623,000	448,535	(3,298)	Bank of America
March 17, 2017	Pound Sterling	GBP	2,213,000		$2,754,418	2,746,933	(7,485)	Bank of America
March 17, 2017	Pound Sterling		$4,106,222	GBP	3,265,000	4,052,751	53,471	Bank of America
March 17, 2017	Swiss Franc	CHF	3,342,000		$3,333,409	3,330,307	(3,102)	Bank of America
March 17, 2017	Swiss Franc		$4,149,410	CHF	4,154,000	4,139,465	9,945	Bank of America

							$(66,620)

Derivatives and Hedging Disclosures—Derivatives and hedging require enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial positions, performance and cash flows. For the period ended February 28, 2017, the Alternative Strategies Fund utilized all derivatives for the purposes of generating and enhancing total return.

BMO Funds

The effects of these derivative instruments on the Fund’s financial positions and financial performance are reflected in the Statements of Assets and Liabilities and Statements of Operations, and are presented in the table below. The values of derivative instruments as of February 28, 2017 by risk category are as follows:

	Statement of Asset and Liabilities	Statement of Operations
Fund/Financial Instrument Type	Amount	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)
Alternative Strategies Fund
Interest rate futures contracts:
Receivables for daily variation margin	$103,111
Payables for daily variation margin	(43,575)

Net	59,536	$(57,796)	$39,151

Equity futures contracts:
Receivables for daily variation margin	239,606
Payables for daily variation margin	(38,556)

Net	201,050	1,016,187	172,367

Total receivables for interest rate and equity futures contracts	342,717
Total payables for interest rate and equity futures contracts	(82,131)

Net	$260,586	$958,391	$211,518

Forward foreign exchange contracts:
Receivables for forward foreign exchange contracts	$298,922
Payables for forward foreign exchange contracts	(365,542)

Net	$(66,620)	$32,104	$(77,605)

Equity option contracts:
Purchased options	$259,837	$(560,886)	$187,832

Written options	$(543,941)	$(134,747)	$(337,444)

Offsetting of Assets and Liabilities—Disclosures about offsetting assets and liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. As of February 28, 2017, no master netting arrangements exist related to the Funds. The Funds’ Statements of Assets and Liabilities (“SAL”) presents derivative instruments on a gross basis, therefore, no net amounts and no offset amounts exist within the SAL to present below. Gross amounts of the derivative instruments, amounts related to financial instruments/cash collateral not offset in the SAL and net amounts are presented below:

	Derivative Assets		Derivative Liabilities			Net Derivative Assets (Liabilities)	Collateral Pledged (Received) (1)
Fund/Counterparty	Forward Currency Contracts	Futures Contracts	Forward Currency Contracts	Futures Contracts	Written Options		Financial Instruments	Cash	Net Amount
Alternative Strategies Fund
Bank Of America Merrill Lynch (Over the Counter)	$298,922	$—	$(365,542)	$—	$—	$(66,620)	$—	$—	$(66,620)
Exchange Traded Futures Contracts	—	342,717	—	(82,131)	—	260,586	—	—	260,586
Exchange Traded Options Contracts	—	—	—	—	(543,941)	(543,941)	—	543,941	—

(1)	Collateral pledged exceeds amount of liability balance.

At period end, certain Funds covered in this report had investments in repurchase agreements. The gross value and related collateral received for these investments are presented in each applicable Fund’s Schedule of Investments and the value of these investments is also presented in the Statements of Assets and Liabilities. The value of the related collateral received exceeded the value of the repurchase agreements as of February 28, 2017.

Notes to Financial Statements (continued)

5.	Capital Stock

The Articles of Incorporation permit the Directors to issue an indefinite number of full and fractional shares of common stock, par value $0.0001 per share. Transactions in capital stock were as follows:

	Low Volatility Equity Fund		Dividend Income Fund		Large-Cap Value Fund
	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$—	$—	$—	$—	$13,313,490	$41,929,434
Advisor class of shares	20,805,306	20,450,099	5,522,852	12,240,448	14,750	6,500
Institutional class of shares	14,818,208	57,444,854	1,572,471	5,367,352	28,934,993	62,929,469
Retirement class R-3 of shares	—	—	—	—	—	—
Retirement class R-6 of shares	—	—	—	—	—	50,000 (1)

Net proceeds from sale of shares	35,623,514	77,894,953	7,095,323	17,607,800	42,263,233	104,915,403
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	—	—	—	—	2,526,218	19,028,638
Advisor class of shares	353,019	271,512	1,503,707	6,370,133	148	3,421
Institutional class of shares	2,615,822	3,503,523	648,148	2,938,755	2,203,001	14,194,204
Retirement class R-3 of shares	—	—	—	—	—	—
Retirement class R-6 of shares	—	—	—	—	—	303 (1)

Net proceeds from shares issued	2,968,841	3,775,035	2,151,855	9,308,888	4,729,367	33,226,566
Cost of shares redeemed:
Investor class of shares	—	—	—	—	(18,926,485)	(36,548,453)
Advisor class of shares	(6,158,966)	(7,296,072)	(8,395,690)	(16,513,415)	—	—
Institutional class of shares	(23,648,688)	(10,656,439)	(7,529,199)	(16,512,337)	(27,261,140)	(27,704,576)
Retirement class R-3 of shares	—	—	—	—	—	—
Retirement class R-6 of shares	—	—	—	—	—	—

Net cost of shares redeemed	(29,807,654)	(17,952,511)	(15,924,889)	(33,025,752)	(46,187,625)	(64,253,029)

Net change resulting from fund share transactions in dollars	$8,784,701	$63,717,477	$(6,677,711)	$(6,109,064)	$804,975	$73,888,940

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	—	—	—	—	915,257	2,992,053
Advisor class of shares	1,526,718	1,557,280	417,898	986,639	970	518
Institutional class of shares	1,090,066	4,341,968	117,797	450,270	1,981,388	4,406,925
Retirement class R-3 of shares	—	—	—	—	—	—
Retirement class R-6 of shares	—	—	—	—	—	3,621 (1)

Net sale of shares	2,616,784	5,899,248	535,695	1,436,909	2,897,615	7,403,117
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	—	—	—	—	171,741	1,381,134
Advisor class of shares	26,118	21,225	113,126	526,209	10	248
Institutional class of shares	192,896	273,483	48,732	242,483	149,687	1,029,042
Retirement class R-3 of shares	—	—	—	—	—	—
Retirement class R-6 of shares	—	—	—	—	—	22 (1)

Net shares issued	219,014	294,708	161,858	768,692	321,438	2,410,446
Shares redeemed:
Investor class of shares	—	—	—	—	(1,290,723)	(2,635,055)
Advisor class of shares	(451,002)	(577,073)	(632,660)	(1,338,905)	—	—
Institutional class of shares	(1,728,027)	(809,930)	(567,737)	(1,316,263)	(1,852,269)	(1,966,849)
Retirement class R-3 of shares	—	—	—	—	—	—
Retirement class R-6 of shares	—	—	—	—	—	—

Net shares redeemed	(2,179,029)	(1,387,003)	(1,200,397)	(2,655,168)	(3,142,992)	(4,601,904)

Net change resulting from fund share transactions in shares	656,769	4,806,953	(502,844)	(449,567)	76,061	5,211,659

(1)	Reflects operations for the period from December 28, 2015 (inception date) to August 31, 2016.

BMO Funds

Large-Cap Growth Fund		Mid-Cap Value Fund		Mid-Cap Growth Fund		Small-Cap Value Fund
Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016

$20,151,580	$36,107,215	$8,589,170	$17,762,637	$5,261,270	$16,444,621	$—	$—
83,295	375,678	12,518	9,778	20,382	4,540	2,391,072	11,310,749
22,872,113	36,247,277	5,720,171	10,810,827	1,975,255	6,484,915	4,305,681	11,641,400
—	—	557	253	—	—	15,814	88,324
—	50,000 (1)	1,314,101	3,553,774	—	—	761,927	794,885

43,106,988	72,780,170	15,636,517	32,137,269	7,256,907	22,934,076	7,474,494	23,835,358

10,003,662	23,452,821	37,960,691	18,609,651	18,801,115	17,851,037	—	—
21,129	14,768	3,054	3,119	1,518	4,458	4,111,818	2,832,915
5,928,031	9,087,283	19,028,243	9,554,467	7,803,153	10,637,125	2,338,598	861,712
—	—	76	2,657	—	3,577	5,814	1,046
—	—	3,121,456	962,712	—	3,575	95,422	22,643

15,952,822	32,554,872	60,113,520	29,132,606	26,605,786	28,499,772	6,551,652	3,718,316

(16,549,027)	(48,455,232)	(21,366,055)	(62,652,705)	(12,092,827)	(48,774,799)	—	—
(273,730)	(36,501)	—	—	—	—	(6,037,015)	(46,161,907)
(21,118,844)	(20,143,196)	(20,352,591)	(39,711,399)	(12,733,521)	(44,197,286)	(9,984,221)	(7,171,229)
—	—	—	—	—	—	(1,275)	(35,255)
—	—	(939,888)	(1,878,011)	—	—	(161,818)	(68,200)

(37,941,601)	(68,634,929)	(42,658,534)	(104,242,115)	(24,826,348)	(92,972,085)	(16,184,329)	(53,436,591)

$21,118,209	$36,700,113	$33,091,503	$(42,972,240)	$9,036,345	$(41,538,237)	$(2,158,183)	$(25,882,917)

1,312,353	2,388,038	733,992	1,290,770	386,403	1,010,464	—	—
5,384	25,578	1,089	767	1,458	254	181,419	917,999
1,487,745	2,381,183	491,043	791,413	143,148	395,131	338,954	916,465
—	—	49	19	—	—	1,234	7,056
—	3,390 (1)	109,188	267,325	—	—	55,290	62,124

2,805,482	4,798,189	1,335,361	2,350,294	531,009	1,405,849	576,897	1,903,644

674,556	1,597,604	3,609,940	1,381,140	1,480,173	1,110,830	—	—
1,425	1,006	290	232	119	277	340,483	231,258
396,524	614,421	1,812,569	711,232	591,039	643,115	190,485	69,605
—	—	7	198	—	219	481	85
—	—	296,837	71,713	—	215	7,719	1,823

1,072,505	2,213,031	5,719,643	2,164,515	2,071,331	1,754,656	539,168	302,771

(1,081,541)	(3,267,889)	(1,865,457)	(4,544,016)	(880,366)	(3,023,971)	—	—
(18,094)	(2,427)	—	—	—	—	(466,370)	(3,645,999)
(1,370,374)	(1,279,184)	(1,781,266)	(2,848,865)	(907,108)	(2,714,350)	(780,734)	(571,338)
—	—	—	—	—	—	(95)	(2,687)
—	—	(83,655)	(134,934)	—	—	(13,048)	(5,340)

(2,470,009)	(4,549,500)	(3,730,378)	(7,527,815)	(1,787,474)	(5,738,321)	(1,260,247)	(4,225,364)

1,407,978	2,461,720	3,324,626	(3,013,006)	814,866	(2,577,816)	(144,182)	(2,018,949)

Notes to Financial Statements (continued)

	Small-Cap Core Fund		Small-Cap Growth Fund		Global Low Volatility Equity Fund
	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$—	$—	$5,879,101	$24,197,134	$—	$—
Advisor class of shares	678,403	7,593	—	—	376,666	110,308
Institutional class of shares	4,889,904	7,512,368	8,781,324	98,533,217	20,914,000	30,032,757
Retirement class R-6 of shares	—	—	—	—	—	—

Net proceeds from sale of shares	5,568,307	7,519,961	14,660,425	122,730,351	21,290,666	30,143,065
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	—	—	—	18,971,056	—	—
Advisor class of shares	627	4,815	—	—	2,983	723
Institutional class of shares	232,893	50,512	—	19,873,633	1,085,758	278,039
Retirement class R-3 of shares	—	—	—	—	—	—
Retirement class R-6 of shares	—	—	—	—	—	—

Net proceeds from shares issued	233,520	55,327	—	38,844,689	1,088,741	278,762
Cost of shares redeemed:
Investor class of shares	—	—	(65,752,923)	(153,670,290)	—	—
Advisor class of shares	(14,477)	(54,259)	—	—	(12,620)	(5,598)
Institutional class of shares	(407,490)	(1,497,840)	(115,184,544)	(232,329,791)	(14,118,154)	(72,795)
Retirement class R-6 of shares	—	—	—	—	—	—

Net cost of shares redeemed	(421,967)	(1,552,099)	(180,937,467)	(386,000,081)	(14,130,774)	(78,393)
Redemption fees	—	—	—	—	50	—

Net change resulting from fund share transactions in dollars	$5,379,860	$6,023,189	$(166,277,042)	$(224,425,041)	$8,248,683	$30,343,434

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	—	—	358,126	1,560,531	—	—
Advisor class of shares	51,836	729	—	—	30,923	8,876
Institutional class of shares	407,326	714,579	520,247	6,166,782	1,704,826	2,693,452
Retirement class R-6 of shares	—	—	—	—	—	—

Net sale of shares	459,162	715,308	878,373	7,727,313	1,735,749	2,702,328
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	—	—	—	1,220,789	—	—
Advisor class of shares	49	451	—	—	251	63
Institutional class of shares	18,110	4,712	—	1,242,102	91,317	24,262
Retirement class R-3 of shares	—	—	—	—	—	—
Retirement class R-6 of shares	—	—	—	—	—	—

Net shares issued	18,159	5,163	—	2,462,891	91,568	24,325
Shares redeemed:
Investor class of shares	—	—	(4,012,000)	(10,045,724)	—	—
Advisor class of shares	(1,099)	(5,681)	—	—	(1,038)	(444)
Institutional class of shares	(31,990)	(140,397)	(6,741,565)	(14,824,948)	(1,160,576)	(6,055)
Retirement class R-6 of shares	—	—	—	—	—	—

Net shares redeemed	(33,089)	(146,078)	(10,753,565)	(24,870,672)	(1,161,614)	(6,499)

Net change resulting from fund share transactions in shares	444,232	574,393	(9,875,192)	(14,680,468)	665,703	2,720,154

(1)	Reflects operations for the period from September 17, 2015 (inception date) to August 31, 2016.

BMO Funds

Disciplined International Equity Fund		Pyrford International Stock Fund		LGM Emerging Markets Equity Fund		TCH Emerging Markets Bond Fund
Six Months Ended February 28, 2017 (Unaudited)	Period Ended August 31, 2016(1)	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016

$—	$—	$6,994,789	$24,600,796	$—	$—	$—	$—
—	183,392	85,977	125,044	5,012,791	12,304,331	2,000	2,240
2,544,177	82,361,194	141,294,184	157,265,153	28,010,787	24,210,997	15,211,243	4,261
—	—	19,112,399	11,179,486	—	—	—	—

2,544,177	82,544,586	167,487,349	193,170,479	33,023,578	36,515,328	15,213,243	6,501

—	—	1,999,666	1,910,079	—	—	—	—
787	—	1,905	16,401	235,064	562,607	—	220,767
1,669,866	—	6,699,345	5,045,398	631,447	731,004	391,248	222,440
—	—	—	399	—	—	—	—
—	—	652,042	314,323	—	—	—	—

1,670,653	—	9,352,958	7,286,600	866,511	1,293,611	391,248	443,207

—	—	(8,577,692)	(21,379,221)	—	—	—	—
—	(60,715)	(2,244)	(831,920)	(5,093,701)	(34,906,050)	(4,080,472)	(66,846)
(15,440,822)	(12,451,871)	(107,940,156)	(321,169,468)	(12,700,166)	(42,709,937)	(6,614,171)	—
—	—	(856,338)	(2,475,984)	—	—	—	—

(15,440,822)	(12,512,586)	(117,376,430)	(345,856,593)	(17,793,867)	(77,615,987)	(10,694,643)	(66,846)
—	108	2,933	10,295	285	254	423	—

$(11,225,992)	$70,032,108	$59,466,810	$(145,389,219)	$16,096,507	$(39,806,794)	$4,910,271	$382,862

—	—	589,487	2,068,034	—	—	—	—
—	19,419	7,209	10,726	376,466	995,220	200	243
264,794	8,345,169	11,821,108	13,350,667	2,099,147	1,921,645	1,491,348	429
—	—	1,581,438	939,422	—	—	—	—

264,794	8,364,588	13,999,242	16,368,849	2,475,613	2,916,865	1,491,548	672

—	—	174,491	166,673	—	—	—	—
84	—	166	1,431	18,509	48,375	—	24,722
176,893	—	583,567	439,495	49,681	62,747	40,883	24,909
—	—	—	35	—	—	—	—
—	—	56,798	27,380	—	—	—	—

176,977	—	815,022	635,014	68,190	111,122	40,883	49,631

—	—	(723,370)	(1,839,808)	—	—	—	—
—	(6,308)	(189)	(74,548)	(386,418)	(2,626,422)	(398,873)	(7,570)
(1,621,987)	(1,308,121)	(9,104,903)	(27,191,302)	(972,224)	(3,377,266)	(655,654)	—
—	—	(72,116)	(206,714)	—	—	—	—

(1,621,987)	(1,314,429)	(9,900,578)	(29,312,372)	(1,358,642)	(6,003,688)	(1,054,527)	(7,570)

(1,180,216)	7,050,159	4,913,686	(12,308,509)	1,185,161	(2,975,701)	477,904	42,733

Notes to Financial Statements (continued)

	Alternative Strategies Fund		Global Long/Short Equity Fund		Ultra Short Tax-Free Fund
	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016	Six Months Ended February 28, 2017 (Unaudited)	Period Ended August 31, 2016(1)	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$—	$—	$—	$—	$2,737,735	$10,594,870
Advisor class of shares	11,386	176,496	71,190	483,490	959,511	55,513
Institutional class of shares	7,709,026	86,807,782	4,231,116	3,547,875	228,120,230	386,923,045

Net proceeds from sale of shares	7,720,412	86,984,278	4,302,306	4,031,365	231,817,476	397,573,428
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	—	—	—	—	202,332	295,588
Advisor class of shares	—	2,839	4,145	—	732	132
Institutional class of shares	—	964,816	23,628	—	1,065,607	1,692,037

Net proceeds from shares issued	—	967,655	27,773	—	1,268,671	1,987,757
Cost of shares redeemed:
Investor class of shares	—	—	—	—	(10,684,246)	(21,875,452)
Advisor class of shares	(46,556)	(887,690)	(93,432)	(7,748)	(5,409)	(55,553)
Institutional class of shares	(14,462,804)	(12,792,404)	(75,448)	(49,426)	(219,653,877)	(541,894,764)

Net cost of shares redeemed	(14,509,360)	(13,680,094)	(168,880)	(57,174)	(230,343,532)	(563,825,769)

Net change resulting from fund share transactions in dollars	$(6,788,948)	$74,271,839	$4,161,199	$3,974,191	$2,742,615	$(164,264,584)

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	—	—	—	—	272,008	1,051,519
Advisor class of shares	1,077	17,279	6,222	48,577	95,280	5,509
Institutional class of shares	739,394	8,459,347	370,478	351,888	22,666,881	38,417,809

Net sale of shares	740,471	8,476,626	376,700	400,465	23,034,169	39,474,837
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	—	—	—	—	20,104	29,340
Advisor class of shares	—	282	374	—	73	13
Institutional class of shares	—	95,621	2,129	—	105,926	168,066

Net shares issued	—	95,903	2,503	—	126,103	197,419
Shares redeemed:
Investor class of shares	—	—	—	—	(1,061,296)	(2,171,241)
Advisor class of shares	(4,503)	(86,934)	(8,561)	(750)	(538)	(5,515)
Institutional class of shares	(1,390,934)	(1,273,394)	(6,761)	(4,628)	(21,835,828)	(53,812,434)

Net shares redeemed	(1,395,437)	(1,360,328)	(15,322)	(5,378)	(22,897,662)	(55,989,190)

Net change resulting from fund share transactions in shares	(654,966)	7,212,201	363,881	395,087	262,610	(16,316,934)

(1)	Reflects operations for the period from September 17, 2015 (inception date) to August 31, 2016.

BMO Funds

Short Tax-Free Fund		Short-Term Income Fund		Intermediate Tax-Free Fund		Mortgage Income Fund
Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016

$5,765,908	$8,254,754	$8,138,950	$21,538,961	$114,845,405	$303,551,800	$666,158	$8,893,429
1,047,001	726,443	89,863	138,520	1,181,182	1,694,228	—	5,481
45,390,638	125,580,353	46,540,634	177,384,144	114,985,820	264,143,418	1,248,623	14,473,126

52,203,547	134,561,550	54,769,447	199,061,625	231,012,407	569,389,446	1,914,781	23,372,036

103,362	237,387	420,257	668,656	17,522,133	29,129,421	1,088,035	2,478,073
4,942	3,317	1,204	370	26,839	45,391	76	508
289,239	342,378	769,890	1,948,568	4,996,242	6,370,896	102,288	250,810

397,543	583,082	1,191,351	2,617,594	22,545,214	35,545,708	1,190,399	2,729,391

(3,699,200)	(17,676,600)	(14,733,325)	(31,041,668)	(265,918,584)	(380,922,084)	(9,531,934)	(21,179,966)
(482,480)	(35,665)	(1,173)	(7,758)	(385,694)	(2,217,585)	—	—
(50,997,045)	(63,807,213)	(91,533,449)	(210,623,336)	(156,719,073)	(244,705,167)	(4,769,428)	(16,360,682)

(55,178,725)	(81,519,478)	(106,267,947)	(241,672,762)	(423,023,351)	(627,844,836)	(14,301,362)	(37,540,648)

$(2,577,635)	$53,625,154	$(50,307,149)	$(39,993,543)	$(169,465,730)	$(22,909,682)	$(11,196,182)	$(11,439,221)

570,196	807,524	868,633	2,303,957	10,213,018	26,553,160	71,704	951,599
103,649	71,053	9,598	14,746	105,690	148,986	—	587
4,477,960	12,284,978	4,961,823	18,916,667	10,247,697	23,113,614	135,030	1,545,784

5,151,805	13,163,555	5,840,054	21,235,370	20,566,405	49,815,760	206,734	2,497,970

10,199	23,243	44,862	71,445	1,563,854	2,544,022	117,736	264,677
488	324	129	39	2,398	3,970	8	54
28,529	33,492	82,040	207,919	446,389	556,153	11,077	26,811

39,216	57,059	127,031	279,403	2,012,641	3,104,145	128,821	291,542

(365,411)	(1,732,485)	(1,573,963)	(3,324,720)	(23,819,832)	(33,248,095)	(1,031,882)	(2,268,782)
(47,899)	(3,492)	(125)	(829)	(34,678)	(193,161)	—	—
(5,028,463)	(6,234,376)	(9,750,603)	(22,453,676)	(14,053,411)	(21,551,776)	(517,033)	(1,743,421)

(5,441,773)	(7,970,353)	(11,324,691)	(25,779,225)	(37,907,921)	(54,993,032)	(1,548,915)	(4,012,203)

(250,752)	5,250,261	(5,357,606)	(4,264,452)	(15,328,875)	(2,073,127)	(1,213,360)	(1,222,691)

Notes to Financial Statements (continued)

	TCH Intermediate Income Fund		TCH Corporate Income Fund		TCH Core Plus Bond Fund
	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$—	$—	$49,705,442	$15,889,907	$58,194,891	$114,431,708
Advisor class of shares	2,455,874	1,310,986	508,899	65,129	583,686	1,140,601
Institutional/Premier class of shares	7,442,458	19,158,174	11,693,572	30,562,895	66,006,199	100,178,326

Net proceeds from sale of shares	9,898,332	20,469,160	61,907,913	46,517,931	124,784,776	215,750,635
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	—	—	1,895,658	3,841,197	7,674,040	16,828,416
Advisor class of shares	192,087	581,550	332	717	23,728	29,476
Institutional/Premier class of shares	394,730	995,883	1,106,387	1,973,523	6,652,076	12,741,064

Net proceeds from shares issued	586,817	1,577,433	3,002,377	5,815,437	14,349,844	29,598,956
Cost of shares redeemed:
Investor class of shares	—	—	(22,298,033)	(78,466,864)	(60,322,235)	(245,175,384)
Advisor class of shares	(7,114,692)	(6,341,490)	(19,000)	(33,000)	(65,184)	(108,607)
Institutional/Premier class of shares	(5,079,840)	(42,351,599)	(18,485,044)	(71,657,028)	(40,275,904)	(143,422,101)

Net cost of shares redeemed	(12,194,532)	(48,693,089)	(40,802,077)	(150,156,892)	(100,663,323)	(388,706,092)

Net change resulting from fund share transactions in dollars	$(1,709,383)	$(26,646,496)	$24,108,213	$(97,823,524)	$38,471,297	$(143,356,501)

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	—	—	3,855,814	1,256,150	5,003,171	9,982,746
Advisor class of shares	231,849	126,348	39,411	5,514	50,219	100,260
Institutional/Premier class of shares	702,098	1,839,154	904,804	2,492,220	5,702,162	8,781,394

Net sale of shares	933,947	1,965,502	4,800,029	3,753,884	10,755,552	18,864,400
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	—	—	147,428	314,467	660,585	1,474,824
Advisor class of shares	18,089	56,038	26	60	2,044	2,571
Institutional/Premier class of shares	37,208	96,182	86,338	161,853	572,723	1,116,150

Net shares issued	55,297	152,220	233,792	476,380	1,235,352	2,593,545
Shares redeemed:
Investor class of shares	—	—	(1,731,254)	(6,486,382)	(5,187,443)	(21,481,672)
Advisor class of shares	(671,127)	(613,026)	(1,453)	(2,542)	(5,585)	(9,517)
Institutional/Premier class of shares	(478,617)	(4,128,248)	(1,434,777)	(5,976,747)	(3,463,446)	(12,645,049)

Net shares redeemed	(1,149,744)	(4,741,274)	(3,167,484)	(12,465,671)	(8,656,474)	(34,136,238)

Net change resulting from fund share transactions in shares	(160,500)	(2,623,552)	1,866,337	(8,235,407)	3,334,430	(12,678,293)

BMO Funds

Monegy High Yield Bond Fund		Government Money Market Fund		Tax-Free Money Market Fund		Prime Money Market Fund
Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016

$—	$—	$2,505,379,484	$946,889,691	$48,499,346	$330,536,933	$225,355,153	$3,365,952,862
2,342,973	36,554,073	—	—	—	—	—	—
561,624	12,247,396	5,090,228,012	4,862,045,847	291,064,520	1,511,925,818	244,191,118	7,453,071,942

2,904,597	48,801,469	7,595,607,496	5,808,935,538	339,563,866	1,842,462,751	469,546,271	10,819,024,804

—	—	27,966	5,370	122,827	67,804	167,732	108,168
1,083,529	2,338,389	—	—	—	—	—	—
551,631	1,254,834	254,534	139,583	1,032	18,093	43,069	346,779

1,635,160	3,593,223	282,500	144,953	123,859	85,897	210,801	454,947

—	—	(1,931,288,246)	(780,070,665)	(57,185,416)	(382,571,875)	(910,312,121)	(3,758,829,326)
(45,045,083)	(10,463,414)	—	—	—	—	—	—
(15,551,173)	(9,588,767)	(4,550,872,536)	(3,362,020,784)	(305,631,295)	(1,713,044,044)	(681,045,510)	(9,361,055,877)

(60,596,256)	(20,052,181)	(6,482,160,782)	(4,142,091,449)	(362,816,711)	(2,095,615,919)	(1,591,357,631)	(13,119,885,203)

$(56,056,499)	$32,342,511	$1,113,729,214	$1,666,989,042	$(23,128,986)	$(253,067,271)	$(1,121,600,559)	$(2,300,405,452)

—	—	2,505,379,484	946,889,691	48,499,346	330,536,933	225,355,153	3,365,952,862
247,614	3,920,938	—	—	—	—	—	—
59,498	1,331,768	5,090,228,012	4,862,045,847	291,064,520	1,511,925,818	244,191,118	7,453,071,942

307,112	5,252,706	7,595,607,496	5,808,935,538	339,563,866	1,842,462,751	469,546,271	10,819,024,804

—	—	27,966	5,370	122,827	67,804	167,732	108,168
114,471	254,964	—	—	—	—	—	—
58,300	136,962	254,534	139,583	1,032	18,093	43,069	346,779

172,771	391,926	282,500	144,953	123,859	85,897	210,801	454,947

—	—	(1,931,288,246)	(780,070,665)	(57,185,416)	(382,571,875)	(910,312,121)	(3,758,829,326)
(4,748,758)	(1,141,300)	—	—	—	—	—	—
(1,643,097)	(1,055,620)	(4,550,872,536)	(3,362,020,784)	(305,631,295)	(1,713,044,044)	(681,045,510)	(9,361,055,877)

(6,391,855)	(2,196,920)	(6,482,160,782)	(4,142,091,449)	(362,816,711)	(2,095,615,919)	(1,591,357,631)	(13,119,885,203)

(5,911,972)	3,447,712	1,113,729,214	1,666,989,042	(23,128,986)	(253,067,271)	(1,121,600,559)	(2,300,405,452)

Notes to Financial Statements (continued)

	Institutional Prime Money Market Fund
	Six Months Ended February 28, 2017 (Unaudited)	Period Ended August 31, 2016(1)
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$375,658	$992,287
Premier class of shares	401,387,510	747,124,675

Net proceeds from sale of shares	401,763,168	748,116,962
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	1,899	24
Premier class of shares	—	44

Net proceeds from shares issued	1,899	68
Cost of shares redeemed:
Investor class of shares	—	—
Premier class of shares	(402,489,913)	(331,906,646)

Net cost of shares redeemed	(402,489,913)	(331,906,646)

Net change resulting from fund share transactions in dollars	$(724,846)	$416,210,384

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	375,654	992,287
Premier class of shares	401,330,300	747,124,675

Net sale of shares	401,705,954	748,116,962
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	1,899	24
Premier class of shares	—	44

Net shares issued	1,899	68
Shares redeemed:
Investor class of shares	—	—
Premier class of shares	(402,429,664)	(331,906,646)

Net shares redeemed	(402,429,664)	(331,906,646)

Net change resulting from fund share transactions in shares	(721,811)	416,210,384

(1)	Reflects operations for the period from June 3, 2016 (inception date) to August 31, 2016.

BMO Funds

6.	Investment Adviser Fee and Other Transactions with Affiliates

Investment Advisory Fees—The Adviser receives for its services an investment adviser fee based on a percentage of each Fund’s average daily net assets (“ADNA”) as listed below.

	Fund’s ADNA
Fund	on the first $500 million	on the next $200 million	on the next $100 million	in excess of $800 million
Low Volatility Equity Fund	0.500%	0.490%	0.450%	0.400%
Dividend Income Fund	0.500	0.490	0.450	0.400
Mid-Cap Value Fund	0.685	0.670	0.570	0.510
Mid-Cap Growth Fund	0.685	0.670	0.570	0.510
Small-Cap Value Fund	0.685	0.680	0.620	0.610
Small-Cap Growth Fund(1)	0.685	0.680	0.620	0.610
Global Low Volatility Equity Fund	0.650	0.640	0.600	0.550
Pyrford International Stock Fund	0.735	0.720	0.620	0.560
LGM Emerging Markets Equity Fund	0.900	0.890	0.850	0.800

	Fund’s ADNA
Fund	on the first $100 million	on the next $150 million	on the next $250 million	in excess of $500 million
TCH Emerging Markets Bond Fund	0.550%	0.550%	0.550%	0.550%
Ultra Short Tax-Free Fund	0.200	0.190	0.170	0.100
Short Tax-Free Fund	0.200	0.190	0.170	0.150
Short-Term Income Fund	0.200	0.190	0.170	0.100
Intermediate Tax-Free Fund	0.250	0.160	0.120	0.100
Mortgage Income Fund	0.250	0.200	0.200	0.200
TCH Intermediate Income Fund	0.250	0.200	0.200	0.200
TCH Corporate Income Fund	0.200	0.190	0.150	0.100
TCH Core Plus Bond Fund	0.250	0.160	0.120	0.100
Monegy High Yield Bond Fund	0.500	0.500	0.500	0.500

	Fund’s ADNA
Fund	on the first $1 billion	on the next $1 billion	in excess of $2 billion
Large-Cap Value Fund	0.500%	0.475%	0.450%
Large-Cap Growth Fund	0.500	0.475	0.450
Small-Cap Core Fund	0.650	0.625	0.600
Disciplined International Equity Fund	0.600	0.575	0.550
Alternative Strategies Fund	1.700	1.675	1.650
Global Long/Short Equity Fund	1.000	0.975	0.950

	Fund’s ADNA
Fund	on the first $2 billion	on the next $2 billion	on the next $2 billion	on the next $2 billion	in excess of $8 billion
Government Money Market Fund	0.200%	0.185%	0.170%	0.155%	0.140%
Tax-Free Money Market Fund	0.200	0.185	0.170	0.155	0.140
Prime Money Market Fund	0.150	0.135	0.120	0.105	0.090
Institutional Prime Money Market Fund	0.150	0.135	0.120	0.105	0.090

(1)	Effective October 5, 2016 the investment adviser fees and breakpoint tiers were reduced for this BMO Fund. Prior to October 5, 2016, the fees charged based on the Fund’s ADNA were as follows: 0.95% on the first $500 million, 0.90% on the next $200 million, 0.90% on the next $100 million and 0.90% in excess of $800 million.

The Pyrford International Stock Fund’s sub-adviser is Pyrford International Ltd., an affiliate of the Adviser. The LGM Emerging Markets Equity Fund’s sub-adviser is LGM Investments Limited, an affiliate of the Adviser. The TCH Emerging Markets Bond Fund, TCH Intermediate Income Fund, TCH Corporate Income Fund and TCH Core Plus Bond Fund’s sub-adviser is Taplin, Canida & Habacht, LLC, an affiliate of the Adviser. One of the sub-advisers of the Alternative Strategies Fund is CTC myCFO, LLC, an affiliate of the Adviser. The Monegy High Yield Bond Fund’s sub-adviser is Monegy, Inc., an affiliate of the Adviser. The Adviser compensates each sub-adviser based on the level of average daily net assets of each respective Fund managed by each sub-adviser.

Notes to Financial Statements (continued)

Contractual Expense Limitation—The Adviser has agreed to waive or reduce its investment advisory fee or reimburse expenses to the extent necessary to prevent class specific total annual operating expenses (excluding taxes, dividend and interest expense, brokerage commissions, other investment related costs, Acquired Fund Fees and Expenses and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts for the periods set forth below. The Adviser may not terminate this arrangement prior to December 31, 2017, without the consent of the Directors, unless the investment advisory agreement is terminated. The Adviser may voluntarily choose to waive any portion of its fee beyond its contractual agreement. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. Additionally, the agreement does not provide for recoupment by the Adviser of waived fees or reimbursed expenses.

	Annualized Contractual Expense Limitation
Fund	Investor Class		Advisor Class	Institutional Class		Premier Class	Retirement Class R-3	Retirement Class R-6
Low Volatility Equity Fund			0.90%	0.65%
Dividend Income Fund			0.90	0.65
Large-Cap Value Fund	1.00%		1.00	0.75				0.60%
Large-Cap Growth Fund	1.00		1.00	0.75				0.60
Mid-Cap Value Fund	1.24		1.24	0.99			1.49%	0.84
Mid-Cap Growth Fund	1.24		1.24	0.99			1.49	0.84
Small-Cap Value Fund			1.24	0.99			1.49	0.84
Small-Cap Core Fund			1.15	0.90
Small-Cap Growth Fund	1.24	(1)		0.99	(1)
Global Low Volatility Equity Fund			1.10	0.85
Disciplined International Equity Fund			1.15	0.90
Pyrford International Stock Fund	1.24		1.24	0.99			1.49	0.84
LGM Emerging Markets Equity Fund			1.40	1.15
TCH Emerging Markets Bond Fund			1.00	0.85
Alternative Strategies Fund			2.20	1.95
Global Long/Short Equity Fund			1.60	1.35
Ultra Short Tax-Free Fund	0.55		0.55	0.30
Short Tax-Free Fund	0.55		0.55	0.40
Short-Term Income Fund	0.60		0.60	0.35
Intermediate Tax-Free Fund	0.55		0.55	0.50
Mortgage Income Fund	0.80		0.80	0.55
TCH Intermediate Income Fund			0.80	0.55
TCH Corporate Income Fund	0.59		0.59	0.55
TCH Core Plus Bond Fund	0.59		0.59	0.55
Monegy High Yield Bond Fund			0.90	0.65
Government Money Market Fund	0.45					0.20%
Tax-Free Money Market Fund	0.45					0.20
Prime Money Market Fund	0.45					0.20
Institutional Prime Money Market Fund	0.45					0.20

(1)	Effective October 5, 2016. Prior to October 5, 2016, the annual rates were 1.44% and 1.19%, respectively.

For the period ended February 28, 2017, the Adviser chose to voluntarily waive beyond its contractual expense limitations for the following Funds in the following amounts to ensure shareholders earned at least 0.01% return on their investment:

Fund	Amount
Government Money Market Fund	$264,781
Prime Money Market Fund	5,970

Shareholder Servicing Fees—Under the terms of a Shareholder Services Agreement with the Adviser, certain Funds pay the Adviser at the annual rate of 0.25% of average daily net assets of the Fund’s Investor Class shares for the period. The fee paid to the Adviser is used to finance certain services for shareholders and to maintain shareholder accounts.

Distribution Services Fees—Certain Funds are subject to a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan authorizes payments by the Fund to finance activities intended to result in the sale of its Advisor Class and Retirement Class R-3 shares. The Plan provides that the Fund may incur distribution expenses of 0.25% and 0.50% of the average daily net assets of the Fund’s Advisor Class and Retirement Class R-3 shares, respectively.

BMO Funds

Administration Fees—The fee paid to the Adviser is based on each Fund’s average daily net assets with respect to Administration Fee Schedules A and the aggregate average daily net assets of all Funds representing Administration Fee Schedule B as listed below.

Administration Fee Schedule A		Administration Fee Schedule B
Annual Rate		Annual Rate	ADNA
0.1500%		0.0400%	on the first $2 billion
		0.0300	on the next $2 billion
Fund		0.0250	on the next $2 billion
Low Volatility Equity Fund	TCH Emerging Markets Bond Fund	0.0200	on the next $2 billion
Dividend Income Fund	Alternative Strategies Fund	0.0100	in excess of $8 billion
Large-Cap Value Fund(1)	Global Long/Short Equity Fund
Large-Cap Growth Fund(1)	Ultra Short Tax-Free Fund	Fund
Mid-Cap Value Fund(1)	Short Tax-Free Fund	Government Money Market Fund
Mid-Cap Growth Fund(1)	Short-Term Income Fund	Tax-Free Money Market Fund
Small-Cap Value Fund(1)	Intermediate Tax-Free Fund	Prime Money Market Fund
Small-Cap Core Fund	Mortgage Income Fund	Institutional Prime Money Market Fund
Small-Cap Growth Fund	TCH Intermediate Income Fund
Global Low Volatility Equity Fund	TCH Corporate Income Fund
Disciplined International Equity Fund	TCH Core Plus Bond Fund
Pyrford International Stock Fund(1)	Monegy High Yield Bond Fund
LGM Emerging Markets Equity Fund

(1)	For the period ended February 28, 2017, the Funds with class-specific Administration Fees were as follows:

Fund	Investor Class	Advisor Class	Institutional Class	Retirement Class R-3	Retirement Class R-6(a)
Large-Cap Value Fund	$130,180	$30	$106,529	$—	$—
Large-Cap Growth Fund	125,553	261	74,018	—	—
Mid-Cap Value Fund	107,634	28	51,768	17	—
Mid-Cap Growth Fund	63,477	21	25,604	15	—
Small-Cap Value Fund	—	32,433	17,399	72	—
Pyrford International Stock Fund	72,765	86	374,274	17	—

(a)	Retirement Class R-6 does not pay an Administrative Fee.

Custodian Fees—BMO Harris is the Funds’ custodian, except for the International Funds, for which State Street Bank & Trust Company maintains custody. BMO Harris receives fees consisting of 0.005% on the first $10 billion average daily net assets, based on the collective net assets of the Corporation custodied by BMO Harris, and 0.0025% on all assets in excess of $10 billion.

Securities Lending—The Funds pay a fee to BMO Harris for its services as the securities lending agent. The securities lending income as shown in the Statements of Operations is net of these fees. The following amounts were paid for the period ended February 28, 2017:

Fund	Fees Paid
Low Volatility Equity Fund	$19,557
Dividend Income Fund	15,970
Large-Cap Value Fund	41,717
Large-Cap Growth Fund	32,380
Mid-Cap Value Fund	27,565
Mid-Cap Growth Fund	16,768
Small-Cap Value Fund	10,156

Fund	Fees Paid
Small-Cap Core Fund	$325
Small-Cap Growth Fund	103,663
Short-Term Income Fund	17,340
TCH Intermediate Income Fund	5,803
TCH Corporate Income Fund	11,148
TCH Core Plus Bond Fund	56,250

Investments in Affiliated Issuers—An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in a BMO Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior periods may result in the Funds owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of February 28, 2017 and may include acquisitions of new investments, prior period holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

Notes to Financial Statements (continued)

Security/Fund Description	Value, Beginning of Period	Purchases	Sales Proceeds	Value, End of Period	Dividends Credited to Income	Net Realized Gain
Cash Sweep Investments in BMO Government Money Market Fund, Premier Class, 0.370%
Ultra Short Tax-Free Fund	$—	$105,799,039	$105,754,585	$44,454	$1,521	$—
Short Tax-Free Fund	—	37,071,293	37,028,630	42,663	577	—
Intermediate Tax-Free Fund	—	122,281,759	122,242,940	38,819	1,533	—
Mortgage Income Fund	4,706,289	14,319,081	17,992,661	1,032,709	1,926	—

Cash Sweep Investments in BMO Tax-Free Money Market Fund, Premier Class, 0.520%
Ultra Short Tax-Free Fund	568,942	20,011,105	20,580,047	—	3,541	—
Short Tax-Free Fund	504,804	4,391,807	4,896,611	—	577	—
Intermediate Tax-Free Fund	3,592,622	17,814,943	21,407,565	—	2,497	—

Cash Sweep Investments in BMO Institutional Prime Money Market Fund, Premier Class, 0.680%
Low Volatility Equity Fund	3,827,898	25,523,334	26,804,521	2,547,504	8,956	619
Dividend Income Fund	1,722,615	9,938,851	10,003,234	1,658,541	5,529	160
Large-Cap Value Fund	5,318,313	37,514,345	37,857,497	4,977,091	12,908	1,775
Large-Cap Growth Fund	5,069,310	28,114,191	26,919,625	6,264,810	13,255	576
Mid-Cap Value Fund	3,580,179	35,690,399	35,017,821	4,254,316	15,432	1,141
Mid-Cap Growth Fund	3,799,114	12,956,334	14,847,067	1,909,364	9,733	742
Small-Cap Value Fund	3,291,960	13,049,228	14,626,002	1,715,476	4,778	141
Small-Cap Core Fund	183,137	5,410,701	5,169,739	424,213	1,085	81
Small-Cap Growth Fund	14,167,565	77,928,261	88,939,550	3,157,962	15,739	1,686
Short-Term Income Fund	6,777,627	89,852,427	91,316,160	5,315,169	17,623	677
TCH Intermediate Income Fund	1,417,281	16,333,050	11,853,089	5,898,146	9,794	493
TCH Corporate Income Fund	8,154,777	78,973,160	72,516,454	14,614,012	24,353	1,326
TCH Core Plus Bond Fund	29,910,619	199,461,913	197,090,939	32,287,867	85,885	3,691
Monegy High Yield Bond Fund	3,392,910	63,667,669	65,681,172	1,381,253	4,769	1,756

Investments in Other Affiliates
Fund/Security Description
Short Tax-Free Fund
Ultra Short Tax-Free Fund	856,408	4,568	—	860,981	3,796	896

Intermediate Tax-Free Fund
Ultra Short Tax-Free Fund	5,051,144	26,942	—	5,078,111	22,383	5,281
Interfund Borrowing and Lending—The Funds participate in an interfund lending program. This program allows the Funds to lend cash to and/or borrow cash from other Funds for temporary purposes, although the Money Market Funds cannot participate as borrowers. The program is subject to a number of conditions, including the requirement that the interfund loan rate to be charged to the Funds under the program is (i) more favorable to the lending Fund than the rate it could otherwise obtain from investing cash in repurchase agreements or purchasing shares of a Money Market Fund and (ii) more favorable to the borrowing Fund than the lowest interest rate at which bank short-term loans would be available to the Funds. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations. The Directors are responsible for the oversight of the interfund lending program. As of February 28, 2017, the Global Low Volatility Equity Fund had an existing borrowing balance of $297,990. No other interfund borrowing or lending balances existed as of February 28, 2017.

Funds utilizing the Interfund lending program, borrowing from either the BMO Government Money Market Fund or the BMO Prime Money Market Fund during the period ended February 28, 2017, were as follows:

Fund	Average Daily Loan Balance Outstanding	Weighted Average Interest Rate
Low Volatility Equity Fund	$106,646	1.013%
Dividend Income Fund	111	0.895
Small-Cap Growth Fund	526,690	0.899
Global Low Volatility Equity Fund	167,259	1.018
Ultra Short Tax-Free Fund	14,426	1.019
Short Tax-Free Fund	11,077	1.012
Short-Term Income Fund	41,434	0.975
Intermediate Tax-Free Fund	54,015	1.006
Mortgage Income Fund	6,514	0.911
TCH Corporate Income Fund	63,572	0.926
TCH Core Plus Bond Fund	281,862	0.964

Investment Transactions—The Funds, on occasion, may purchase or sell a security with another Fund or client of the Adviser pursuant to procedures approved by the Directors.

General—Certain of the Officers and Directors of the Corporation are also Officers and Directors/Trustees of one or more of the above companies, which are affiliates of the Corporation. None of the Fund Officers or interested Directors receives any compensation from the Funds.

BMO Funds

7.	Line of Credit

The Corporation, on behalf of the respective Funds, participated in a $25 million unsecured, committed revolving line of credit (“LOC”) agreement with UMB Bank, n.a. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of the London Interbank Offering Rate (“LIBOR”) plus 1.25% and a commitment fee of 0.20% per annum on the daily unused portion with no administrative fee. The Tax-Free Money Market Fund utilized this LOC as borrower during the period ended February 28, 2017. No borrowings were outstanding under the LOC at February 28, 2017. For the period ended February 28, 2017, the average daily loan balance outstanding was $48,902 and the weighted average interest rate was 1.78%.

8.	Investment Transactions

Purchases and sales of investments, excluding short-term U.S. government securities, short-term obligations, and in-kind contributions, for the period ended February 28, 2017 were as follows:

	Other than U.S Government Securities		U.S. Government Securities
Fund	Purchases	Sales	Purchases	Sales
Low Volatility Equity Fund	$52,303,249	$45,524,249	$—	$—
Dividend Income Fund	26,519,627	34,449,053	—	—
Large-Cap Value Fund	99,286,947	98,591,277	—	—
Large-Cap Growth Fund	107,085,899	103,427,858	—	—
Mid-Cap Value Fund	249,012,549	274,752,180	—	—
Mid-Cap Growth Fund	133,177,766	147,842,497	—	—
Small-Cap Value Fund	71,499,782	78,512,276	—	—
Small-Cap Core Fund	9,955,558	5,124,788	—	—
Small-Cap Growth Fund	331,638,102	487,617,726	—	—
Global Low Volatility Equity Fund	32,263,707	24,848,482	—	—
Disciplined International Equity Fund	22,179,692	35,106,445	—	—
Pyrford International Stock Fund	99,314,042	52,857,867	—	—
LGM Emerging Markets Equity Fund	43,403,278	25,485,434	—	—
TCH Emerging Markets Bond Fund	7,524,540	2,827,832	—	—
Alternative Strategies Fund	106,259,500	107,907,590	435,074	367,723
Global Long/Short Equity Fund	5,133,690	1,179,171	—	—
Ultra Short Tax-Free Fund	292,158,587	307,296,816	—	—
Short Tax-Free Fund	80,258,143	83,658,899	—	—
Short-Term Income Fund	37,625,335	50,626,279	19,532,573	38,423,974
Intermediate Tax-Free Fund	356,142,283	521,794,540	—	—
Mortgage Income Fund	—	1,064,045	6,594,751	13,098,603
TCH Intermediate Income Fund	5,002,110	10,202,482	—	7,373,525
TCH Corporate Income Fund	73,202,033	51,663,803	8,047,217	12,758,870
TCH Core Plus Bond Fund	145,553,828	149,176,523	66,035,412	39,565,251
Monegy High Yield Bond Fund	17,171,363	71,355,150	—	—

9.	Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatment of net operating loss, foreign currency transactions, paydown gain or loss, market discount accretion, premium amortization, and expiring capital loss carryforwards.

To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts, on the Statements of Assets and Liabilities, based on their Federal tax basis treatment; temporary differences do not require reclassification and had no impact on the NAV of the Funds.

The Funds complied with the FASB interpretation Accounting for Uncertainty in Income Taxes, which provides guidance for how uncertain tax provisions should be recognized, measured, presented, and disclosed in the financial statements. Accounting for Uncertainty in Income Taxes requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not,” (i.e., greater than 50 percent) of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold may result in a tax benefit or expense in the current year.

Accounting for Uncertainty in Income Taxes requires management of the Funds to analyze all open tax years, as defined by the statutes of limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for exam by the taxing authorities (i.e., the last four tax years and the interim tax period since then). The Funds have no examinations in progress. For all open tax years and all major taxing jurisdictions through the end of the reporting period, management of the Funds reviewed all tax positions taken or expected to be taken in the preparation of the Funds’ tax returns and concluded that Accounting for Uncertainty in Income Taxes resulted in no effect on the Funds’ reported net assets or results of operations as of and during the period ended February 28, 2017. Management of the Funds also is not aware of any tax positions for which it is reasonably possible that the total amounts of recognized tax benefits will significantly change in the next twelve months.

Notes to Financial Statements (continued)

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, derivatives, foreign unrealized capital gains tax, foreign currency, and the discount accretion/premium amortization of debt securities.

Fund	Cost of Investments for Federal Tax Purposes		Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized (Depreciation) for Federal Tax Purposes	Net Unrealized Appreciation (Depreciation) for Federal Tax Purposes
Low Volatility Equity Fund	$225,670,909		$22,584,981	$(2,331,438)	$20,253,543
Dividend Income Fund	148,043,004		26,685,573	(1,381,418)	25,304,155
Large-Cap Value Fund	443,051,535		62,996,448	(2,600,387)	60,396,061
Large-Cap Growth Fund	363,098,817		68,103,792	(2,565,091)	65,538,701
Mid-Cap Value Fund	312,014,615		34,343,842	(2,551,005)	31,792,837
Mid-Cap Growth Fund	165,485,057		15,191,501	(1,799,309)	13,392,192
Small-Cap Value Fund	94,585,896		10,715,498	(14,32,332)	9,283,166
Small-Cap Core Fund	25,190,563		3,451,641	(554,551)	2,897,090
Small-Cap Growth Fund	263,903,094		23,810,404	(5,958,317)	17,852,097
Global Low Volatility Equity Fund	43,205,138		4,859,312	(563,410)	4,295,902
Disciplined International Equity Fund	55,794,768		6,422,610	(1,831,098)	4,591,512
Pyrford International Stock Fund	670,166,784		63,238,383	(54,060,942)	9,177,441
LGM Emerging Markets Equity Fund	130,553,102		23,112,525	(8,528,303)	14,584,222
TCH Emerging Markets Bond Fund	14,421,572		332,603	(260,579)	72,024
Alternative Strategies Fund	102,913,728		6,403,928	(90,700)	5,111,362
Global Long/Short Equity Fund	11,308,944		858,768	(170,252)	768,068
Ultra Short Tax-Free Fund	607,904,449		545,433	(556,779)	(11,346)
Short Tax-Free Fund	180,169,613		936,660	(695,591)	241,069
Short-Term Income Fund	277,067,335		1,403,192	(586,623)	816,569
Intermediate Tax-Free Fund	1,550,680,979		48,382,082	(10,112,953)	38,269,129
Mortgage Income Fund	92,046,583		1,517,304	(633,658)	883,646
TCH Intermediate Income Fund	89,194,461		1,283,847	(368,958)	914,889
TCH Corporate Income Fund	279,326,243		4,345,962	(2,372,438)	1,973,524
TCH Core Plus Bond Fund	1,235,847,331		15,847,661	(11,123,873)	4,723,788
Monegy High Yield Bond Fund	47,781,483		2,479,925	(201,243)	2,278,682
Government Money Market Fund	3,574,532,150	*	—	—	—
Tax-Free Money Market Fund	380,557,471	*	—	—	—
Prime Money Market Fund	451,195,086	*	—	—	—
Institutional Prime Money Markey Fund	415,609,828		94,701	(3,975)	90,726

*	at amortized cost

The tax character of distributions reported on the Statement of Changes in Net Assets for the years ended August 31, 2016 and August 31, 2015, were as follows:

	2016			2015
Fund	Ordinary Income(1)	Tax-Exempt Income	Long-Term Capital Gains	Ordinary Income(1)	Tax-Exempt Income	Long-Term Capital Gains
Low Volatility Equity Fund	$1,746,043	$—	$2,243,100	$3,608,561	$—	$1,280,980
Dividend Income Fund	2,805,501	—	6,868,977	3,621,411	—	7,100,830
Large-Cap Value Fund	9,598,945	—	24,138,585	5,149,082	—	20,618,243
Large-Cap Growth Fund	6,033,858	—	26,944,126	12,930,101	—	21,930,792
Mid-Cap Value Fund	2,621,289	—	27,098,506	7,822,943	—	31,037,272
Mid-Cap Growth Fund	—	—	29,057,778	820,032	—	34,240,425
Small-Cap Value Fund	261,828	—	3,593,261	599,661	—	4,059,349
Small-Cap Core Fund	8,676	—	49,672	—	—	—
Small-Cap Growth Fund	—	—	40,427,824	32,110,510	—	96,656,948
Global Low Volatility Equity Fund	277,838	—	1,139	53,185	—	—
Pyrford International Stock Fund	15,648,329	—	—	2,655,059	—	—
LGM Emerging Markets Equity Fund	1,456,762	—	—	2,422,730	—	—
TCH Emerging Markets Bond Fund	393,245	—	49,962	574,934	—	—
Alternative Strategies Fund	1,041,789	—	—	—	—	—
Ultra Short Tax-Free Fund	62,033	4,069,527	608,075	736	4,498,991	23,343
Short Tax-Free Fund	187,219	1,978,212	149,029	27,354	1,642,272	8,101
Short-Term Income Fund	4,248,538	—	—	3,300,401	—	—
Intermediate Tax-Free Fund	32,028	40,541,321	2,820,294	195,902	37,974,429	—
Mortgage Income Fund	3,249,887	—	—	3,603,797	—	—
TCH Intermediate Income Fund	2,194,786	—	—	2,916,603	—	—
TCH Corporate Income Fund	8,488,508	—	991,224	7,982,948	—	920,229

BMO Funds

	2016			2015
Fund	Ordinary Income (1)	Tax-Exempt Income	Long-Term Capital Gains	Ordinary Income (1)	Tax-Exempt Income	Long-Term Capital Gains
TCH Core Plus Bond Fund	$31,505,501	$—	$353,732	$30,079,660	$—	$4,351,530
Monegy High Yield Bond Fund	3,905,456	—	—	4,170,116	—	1,566,305
Government Money Market Fund	733,949	—	—	63,363	—	—
Tax-Free Money Market Fund	50,489	708,010	186,054	57,184	62,197	—
Prime Money Market Fund	5,070,691	—	—	449,144	—	—
Institutional Prime Money Market Fund	386,189	—	—	—	—	—

(1)	For tax purposes, short-term capital gain distributions are considered ordinary income.

As of August 31, 2016, the components of distributable earnings on a tax basis are as follows:

Fund	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Foreign Currency, Futures, Short Sales Dividend Payable, and Other Adjustments	Unrealized Appreciation (Depreciation)
Low Volatility Equity Fund	$386,543	$—	$1,719,238	$—	$—	$13,931,326
Dividend Income Fund	456,320	—	410,443	—	—	20,220,906
Large-Cap Value Fund	989,078	—	542,177	—	—	36,899,654
Large-Cap Growth Fund	700,529	—	13,037,628	—	2	46,676,051
Mid-Cap Value Fund	450,934	—	23,898,125	—	—	45,660,839
Mid-Cap Growth Fund	—	—	2,275,894	—	—	28,287,764
Small-Cap Value Fund	2,005,865	—	—	(853,128)	(1)	7,544,738
Small-Cap Core Fund	49,869	—	88,922	—	(1)	1,084,037
Small-Cap Growth Fund	—	—	—	(61,238,975)	—	61,178,410
Global Low Volatility Equity Fund	782,596	—	5,200	—	(859)	3,939,373
Disciplined International Equity Fund	1,247,501	—	—	(3,600,081)	911	(105,518)
Pyrford International Stock Fund	13,037,761	—	—	(24,342,484)	(31,652)	2,540,188
LGM Emerging Markets Equity Fund	957,619	—	—	(7,402,630)	1,877	20,360,408
TCH Emerging Markets Bond Fund	232,485	—	—	(265,428)	(23)	217,544
Alternative Strategies Fund	—	—	—	(440,030)	(1,097,414)	2,847,712
Global Long/Short Equity Fund	48,178	—	38	—	(46,810)	255,402
Ultra Short Tax-Free Fund	—	223,459	115,809	—	(238,842)	399,112
Short Tax-Free Fund	10,806	198,093	38,121	—	(189,552)	1,773,733
Short-Term Income Fund	186,775	—	—	(1,778,430)	(175,646)	2,019,697
Intermediate Tax-Free Fund	1,908,255	714,040	3,410,963	—	(675,713)	97,267,611
Mortgage Income Fund	22,133	—	—	(5,030,236)	(37,060)	3,496,289
TCH Intermediate Income Fund	29,707	—	—	(22,596,875)	(39,734)	1,437,226
TCH Corporate Income Fund	483,824	—	24,871	—	(246,119)	4,866,679
TCH Core Plus Bond Fund	1,526,729	—	—	(2,617,371)	(168,973)	27,269,071
Monegy High Yield Bond Fund	13,546	—	—	(5,862,352)	(22,933)	3,353,861
Government Money Market Fund	138,879	—	—	—	(139,020)	—
Tax-Free Money Market Fund	1,219	122,412	69,470	—	(130,732)	—
Prime Money Market Fund	210,583	—	—	—	(234,546)	—
Institutional Prime Money Market Fund	169,740	—	—	—	(153,255)	—

At August 31, 2016, certain Funds had capital loss carryforwards, which may reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders that would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

	Capital Loss Carryforward to Expire In:		Not Subject to Expiration
Fund	2018	2019	ST	LT	Total
Small-Cap Growth Fund	$—	$—	$17,423,115	$—	$17,423,115
Disciplined International Equity Fund	—	—	3,198	—	3,198
Pyrford International Stock Fund	—	—	989,027	1,214,263	2,203,290
LGM Emerging Markets Equity Fund	—	—	—	3,809,339	3,809,339
TCH Emerging Markets Bond Fund	—	—	1,891	615	2,506
Short-Term Income Fund	—	—	476,657	754,770	1,231,427
Mortgage Income Fund	—	—	1,250,251	3,594,964	4,845,215
TCH Intermediate Income Fund	20,679,438	952,005	—	—	21,631,443
Monegy High Yield Bond Fund	—	—	1,401,374	1,671,424	3,072,798

Notes to Financial Statements (continued)

During the fiscal year ended August 31, 2016, the Short-Term Income, Mortgage Income and TCH Intermediate Income Funds, respectively, utilized $131,480, $318,107 and $118,719 of capital loss carryforwards.

The Short-Term Income Fund had losses expiring during the fiscal year ended August 31, 2016, in the amount of $216,882.

As of August 31, 2016, the following Funds had post-October losses, which are deferred until fiscal year 2017 for tax purposes, of:

	Post-October Losses
Fund	Short-Term	Long-Term
Small-Cap Value Fund	$—	$853,128
Small-Cap Growth Fund	37,866,532	5,167,844
Disciplined International Equity Fund	3,596,883	—
Pyrford International Stock Fund	3,800,678	18,338,516
LGM Emerging Markets Equity Fund	—	3,593,291
Short-Term Income Fund	—	547,003
Mortgage Income Fund	701	184,320
TCH Intermediate Income Fund	259,732	705,700
TCH Core Plus Bond Fund	—	2,617,371
Monegy High Yield Bond Fund	1,132,391	1,657,163

Net capital losses incurred after October 31, and within the taxable year, are deemed to arise on the first day of the Fund’s next taxable year.

As of August 31, 2016, the following Funds had qualified late-year ordinary losses, which are deferred until fiscal year 2017 for tax purposes, of:

Fund	Late- Year Ordinary Losses
Small-Cap Growth Fund	$781,484
Alternative Strategies Fund	440,030

Net late-year losses incurred after December 31, and within the taxable year, are deemed to arise on the first day of the Fund’s next taxable year.

10.	Shareholder Tax Information (Unaudited)

Of the ordinary income (including short-term capital gain) distributions made by the Funds during the year ended August 31, 2016, the percentages that qualify for the dividend received deduction available to corporate shareholders were as follows:

Low Volatility Equity Fund	97.45%
Dividend Income Fund	100.00
Large-Cap Value Fund	77.38
Large-Cap Growth Fund	34.11
Mid-Cap Value Fund	100.00

Small-Cap Value Fund	41.33%
Small-Cap Core Fund	100.00
Global Low Volatility Equity Fund	9.14
LGM Emerging Markets Equity Fund	4.98

Of the ordinary income (including short-term capital gain) distributions made by the Funds during the year ended August 31, 2016, the percentages that are designated as qualified dividend income were as follows:

Low Volatility Equity Fund	100.00%
Dividend Income Fund	100.00
Large-Cap Value Fund	80.57
Large-Cap Growth Fund	36.10
Mid-Cap Value Fund	100.00

Small-Cap Value Fund	41.84%
Small-Cap Core Fund	100.00
Global Low Volatility Equity Fund	53.43
Pyrford International Stock Fund	58.66
Lloyd George Emerging Markets Equity Fund	100.00

For Federal tax purposes, for the year ended August 31, 2016, the following Funds designate a 20% rate gain distribution of long-term capital gains, or the amounts determined to be necessary, of:

Low Volatility Equity Fund	$2,243,100
Dividend Income Fund	6,868,977
Large-Cap Value Fund	24,138,585
Large-Cap Growth Fund	26,944,126
Mid-Cap Value Fund	27,098,506
Mid-Cap Growth Fund	29,057,778
Small-Cap Value Fund	3,593,261
Small-Cap Core Fund	49,672
Small-Cap Growth Fund	40,427,824

Global Low Volatility Equity Fund	$1,139
TCH Emerging Markets Bond Fund	49,962
Ultra Short Tax-Free Fund	608,075
Short Tax-Free Fund	149,029
Intermediate Tax-Free Fund	2,820,294
TCH Corporate Income Fund	991,224
TCH Core Plus Bond Fund	353,732
Tax-Free Money Market Fund	186,054

BMO Funds

For Federal tax purposes, for the year ended August 31, 2016, the following Funds designate qualified short-term capital gains, or the amounts determined to be necessary, of:

Low Volatility Equity Fund	$265,921
Large-Cap Value Fund	5,102,876
Large-Cap Growth Fund	5,627,192
Small-Cap Value Fund	261,828
TCH Emerging Markets Bond Fund	21,416
Alternative Strategies Fund	970,353

Ultra Short Tax-Free Fund	$61,367
Short Tax-Free Fund	185,944
Government Money Market Fund	1,602
Tax-Free Money Market Fund	49,865
Prime Money Market Fund	13,842
Institutional Prime Money Market Fund	1,744

For Federal tax purposes, for the year ended August 31, 2016, the following Funds designate qualified tax-exempt dividends, or the amounts determined to be necessary, of:

Ultra-Short Tax-Free Fund	$4,069,355
Short Tax-Free Fund	1,978,212
Intermediate Tax-Free Fund	40,541,321
Tax-Free Money Market Fund	708,010

For the year ended August 31, 2016, Pursuant to Section 853 of the Code, the following Funds designate income derived from foreign sources and foreign taxes paid, or the amounts determined to be necessary, of:

Fund	Income Derived from Foreign Sources	Foreign Taxes Paid
Global Low Volatility Equity Fund	$841,325	$70,515
Disciplined International Equity Fund	2,335,655	116,486
Pyrford International Stock Fund	24,278,817	1,047,614
Lloyd George Emerging Markets Equity Fund	3,308,270	250,962
Global Long/Short Equity Fund	58,659	4,627

Of the ordinary income (including short-term capital gain) distributions made during the year ended August 31, 2016, the proportionate share of income derived from foreign sources and foreign taxes paid attributable to one share of stock are:

Fund	Foreign Source Income	Foreign Taxes Paid
Global Low Volatility Equity Fund	$0.2716	$0.0228
Disciplined International Equity Fund	0.3313	0.0165
Pyrford International Stock Fund	0.4925	0.0212
Lloyd George Emerging Markets Equity Fund	0.3558	0.0270
Global Long/Short Equity Fund	0.1485	0.0117

11.	Recently Issued Accounting Pronouncement

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, the “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X may have on the Fund’s financial statements and related disclosures.

12.	Subsequent Events

Effective March 1, 2017, BMO Pyrford International Stock Fund’s Expense Limitation Agreement was lowered from 1.24% to 1.19% with respect to Investor and Advisor Class shares, 0.99% to 0.94% with respect to Institutional Class shares, 1.49% to 1.44% with respect to R-3 Class shares and 0.84% to 0.79% with respect to R-6 Class shares.

Effective March 7, 2017, BMO Monegy High Yield Bond Fund’s name changed to the BMO High Yield Bond Fund.

Shareholder Report Disclosure of Directors’ Approval of Advisory Contracts (Unaudited)

Approval of Amendment to the Fee Schedule of the Advisory Agreement for the BMO Small-Cap Growth Fund

At a meeting held on September 30, 2016, the Board of Directors (the “Board”) of BMO Funds Inc. (the “Corporation”), including the Directors who are not “interested persons” of the Corporation as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), considered an amendment to the investment advisory agreement (the “Advisory Agreement”) between the Corporation and BMO Asset Management Corp. (the “Adviser”) on behalf of the BMO Small-Cap Growth Fund (the “Fund”) to reflect an amended fee schedule. The contractual fee schedule for the Fund was being amended to reflect to reduced advisory fees. In approving the amended fee schedule, the Board took into consideration that the contractual fee to be paid to the Adviser by the Fund under the amended fee schedule would be not be less advantageous to the Fund and its shareholders. In addition, the Board considered that the Adviser represented that the nature and quality of services the Adviser provides to the Fund would not be affected by the change in fee schedule.

Rev. 8/2015

FACTS	WHAT DO BMO FUNDS, INC. & BMO LGM FRONTIER MARKETS EQUITY FUND (TOGETHER, THE “FUNDS”) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•      Social Security Number and Bank Account Numbers

•      Assets and Income

•      Account Balances and Account Transactions

•      Specific Investment Experience

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do the Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For our affiliates to market to you	Yes	Yes
For nonaffiliates to market to you	No	We do not share

To limit our sharing

Call Toll-Free: 1-800-236-FUND (3863)

Please note: If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call Toll-Free: 1-800-236-FUND (3863) or go to www.bmofundsus.com

Rev. 8/2015

What we do
How do the Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How do the Funds collect my personal	We collect your personal information, for example, when you:
information?	•	Open an account or direct us to buy/sell your securities
	•	Provide account information or give us your contact information
	•	Seek advice about your investments

We also collect your personal information from others, such as your financial representative, affiliates, or other companies.

Why can’t I limit all sharing?	Federal law gives you the right to limit only
	•	sharing for affiliates’ everyday business purposes—information about your creditworthiness
	•	affiliates from using your information to market to you
	•	sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more information on your rights under state laws.

What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account–unless you tell us otherwise.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
	•	Our affiliates include financial companies with a Bank of Montreal or BMO name; and financial companies such as BMO Harris Bank N.A.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
	•	The Funds do not share with nonaffiliates so they can market to you.

Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
	•	The Funds do not jointly market.

Other important information

Important Information for California and Vermont Residents: As long as you remain a resident of California or Vermont, we will not share within the BMO family of companies certain information (other than information about our transactions and experiences with you) from your account applications or information we receive from third parties without your authorization. To authorize the sharing of this information within the BMO family of companies, please contact us (see “Questions?” section).

Nevada Residents: Notice provided pursuant to state law. To be placed on our internal Do Not Call List, call 1-888-654-0063. For more on this Nevada law, contact Bureau of Consumer Protection, Office of the Nevada Attorney General, 555 E. Washington St., Suite 3900, Las Vegas, NV 89101. Phone number: (702)486-3132; email: BCPINFO@ag.state.nv.us.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectuses, which contain facts concerning each Fund’s objective and policies, management fees, expenses, and other information.

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-800-236-FUND (3863) and by accessing the Funds’ Statement of Additional Information, which is available on the Funds’ website at http://www.bmofunds.com and on the SEC’s website at http://www.sec.gov.

Each Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 1-800-236-FUND (3863) and by accessing the SEC’s website at http://www.sec.gov.

Disclosure of Portfolio Holdings

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the BMO Funds are not bank deposits or other obligations of, or issued, endorsed or guaranteed by, BMO Harris Bank, NA, or any of its affiliates. Shares of the BMO Funds, like shares of all mutual funds, are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

PRSRT STD U.S. POSTAGE PAID LANCASTER, PA PERMIT NO. 1793

BMO Funds U.S. Services P.O. Box 55931 Boston, MA 02205-5931

Contact us 1-800-236-FUND (3863) 414-287-8555

Learn more bmofunds.com

BMO Investment Distributors, LLC, Distributor

BMO Asset Management Corp., Investment Adviser

Investment products are: NOT FDIC INSURED — NO BANK GUARANTEE — MAY LOSE VALUE.

© 2017 BMO Financial Corp. (3/17)

BMO Funds	February 28, 2017

Semi-Annual

report

Target Retirement Funds

Target Risk Funds

Financial Information

Expense Example			2

Schedules of Investments:
BMO In-Retirement Fund	5	BMO Target Retirement 2050 Fund	12
BMO Target Retirement 2015 Fund	5	BMO Target Retirement 2055 Fund	12
BMO Target Retirement 2020 Fund	6	BMO Conservative Allocation Fund	13
BMO Target Retirement 2025 Fund	7	BMO Moderate Allocation Fund	14
BMO Target Retirement 2030 Fund	8	BMO Balanced Allocation Fund	15
BMO Target Retirement 2035 Fund	9	BMO Growth Allocation Fund	16
BMO Target Retirement 2040 Fund	10	BMO Aggressive Allocation Fund	17
BMO Target Retirement 2045 Fund	11

Notes to Schedules of Investments			18
Statements of Assets and Liabilities			19
Statements of Operations			22
Statements of Changes in Net Assets			25
Financial Highlights			30
Notes to Financial Statements			37

Privacy Policy			54

Not FDIC Insured	No Bank Guarantee	May Lose Value

Expense Example (Unaudited)

For the Six Months Ended February 28, 2017

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended February 28, 2017 (9/1/16-2/28/17).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Investor
Fund	Beginning account value 9/1/16	Ending account value 2/28/17	Annualized Expense Ratio(1)	Expenses paid during period 9/1/16- 2/28/17(1)
In-Retirement Fund
Actual	$1,000.00	$1,026.60	0.33%	$1.66
Hypothetical (5% return before expenses)	1,000.00	1,023.40	0.33	1.66
2015 Fund
Actual	1,000.00	1,036.40	0.33	1.68
Hypothetical (5% return before expenses)	1,000.00	1,023.40	0.33	1.66
2020 Fund
Actual	1,000.00	1,046.20	0.33	1.67
Hypothetical (5% return before expenses)	1,000.00	1,023.40	0.33	1.66
2025 Fund
Actual	1,000.00	1,053.20	0.33	1.68
Hypothetical (5% return before expenses)	1,000.00	1,023.40	0.33	1.66
2030 Fund
Actual	1,000.00	1,058.50	0.37	1.89
Hypothetical (5% return before expenses)	1,000.00	1,023.20	0.37	1.86
2035 Fund
Actual	1,000.00	1,063.50	0.37	1.88
Hypothetical (5% return before expenses)	1,000.00	1,023.20	0.37	1.86
2040 Fund
Actual	1,000.00	1,067.60	0.36	1.85
Hypothetical (5% return before expenses)	1,000.00	1,023.20	0.36	1.81
2045 Fund
Actual	1,000.00	1,067.10	0.36	1.85
Hypothetical (5% return before expenses)	1,000.00	1,023.20	0.36	1.81
2050 Fund
Actual	1,000.00	1,067.30	0.36	1.85
Hypothetical (5% return before expenses)	1,000.00	1,023.20	0.36	1.81
2055 Fund
Actual	1,000.00	1,067.00	0.36	1.84
Hypothetical (5% return before expenses)	1,000.00	1,023.20	0.36	1.81

2

Expense Example (Unaudited) (continued)

	Investor				Institutional
Fund	Beginning account value 9/1/16	Ending account value 2/28/17	Annualized Expense Ratio(1)	Expenses paid during period 9/1/16- 2/28/17(1)	Beginning account value 9/1/16	Ending account value 2/28/17	Annualized Expense Ratio(1)	Expenses paid during period 9/1/16- 2/28/17(1)
Conservative Allocation Fund
Actual	$1,000.00	$1,015.80	0.33%	$1.65	$1,000.00	$1,017.20	0.08%	$0.40
Hypothetical (5% return before expenses)	1,000.00	1,023.40	0.33	1.66	1,000.00	1,024.60	0.08	0.40
Moderate Allocation Fund
Actual	1,000.00	1,034.30	0.30	1.51	1,000.00	1,035.40	0.05	0.25
Hypothetical (5% return before expenses)	1,000.00	1,023.50	0.30	1.51	1,000.00	1,024.80	0.05	0.25
Balanced Allocation Fund
Actual	1,000.00	1,050.70	0.33	1.68	1,000.00	1,052.90	0.08	0.41
Hypothetical (5% return before expenses)	1,000.00	1,023.40	0.33	1.66	1,000.00	1,024.60	0.08	0.40
Growth Allocation Fund
Actual	1,000.00	1,069.50	0.30	1.54	1,000.00	1,070.70	0.05	0.26
Hypothetical (5% return before expenses)	1,000.00	1,023.50	0.30	1.51	1,000.00	1,024.80	0.05	0.25
Aggressive Allocation Fund
Actual	1,000.00	1,083.30	0.33	1.71	1,000.00	1,083.80	0.08	0.41
Hypothetical (5% return before expenses)	1,000.00	1,023.40	0.33	1.66	1,000.00	1,024.60	0.08	0.40

(1)	Expenses are equal to the Funds’ annualized expense ratios for the period September 1, 2016 through February 28, 2017, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). These expenses and ratios are exclusive of acquired fund fees and expenses.

	Retirement Class R-3				Retirement Class R-6
Fund	Beginning account value 9/1/16	Ending account value 2/28/17	Annualized Expense Ratio(1)	Expenses paid during period 9/1/16- 2/28/17(1)	Beginning account value 9/1/16	Ending account value 2/28/17	Annualized Expense Ratio(1)	Expenses paid during period 9/1/16- 2/28/17(1)
In-Retirement Fund
Actual	$1,000.00	$1,026.70	0.58%	$2.93	$1,000.00	$1,029.40	0.00%	$0.00
Hypothetical (5% return before expenses)	1,000.00	1,022.10	0.58	2.91	1,000.00	1,025.00	0.00	0.00
2015 Fund
Actual	1,000.00	1,034.80	0.58	2.93	1,000.00	1,039.30	0.00	0.00
Hypothetical (5% return before expenses)	1,000.00	1,022.10	0.58	2.91	1,000.00	1,025.00	0.00	0.00
2020 Fund
Actual	1,000.00	1,044.40	0.58	2.94	1,000.00	1,048.90	0.00	0.00
Hypothetical (5% return before expenses)	1,000.00	1,022.10	0.58	2.91	1,000.00	1,025.00	0.00	0.00
2025 Fund
Actual	1,000.00	1,051.90	0.58	2.95	1,000.00	1,055.70	0.00	0.00
Hypothetical (5% return before expenses)	1,000.00	1,022.10	0.58	2.91	1,000.00	1,025.00	0.00	0.00
2030 Fund
Actual	1,000.00	1,057.70	0.62	3.16	1,000.00	1,061.30	0.00	0.00
Hypothetical (5% return before expenses)	1,000.00	1,021.90	0.62	3.11	1,000.00	1,025.00	0.00	0.00
2035 Fund
Actual	1,000.00	1,062.60	0.62	3.17	1,000.00	1,065.40	0.00	0.00
Hypothetical (5% return before expenses)	1,000.00	1,021.90	0.62	3.11	1,000.00	1,025.00	0.00	0.00
2040 Fund
Actual	1,000.00	1,065.70	0.61	3.13	1,000.00	1,068.40	0.00	0.00
Hypothetical (5% return before expenses)	1,000.00	1,022.00	0.61	3.06	1,000.00	1,025.00	0.00	0.00
2045 Fund
Actual	1,000.00	1,066.40	0.61	3.12	1,000.00	1,070.20	0.00	0.00
Hypothetical (5% return before expenses)	1,000.00	1,022.00	0.61	3.06	1,000.00	1,025.00	0.00	0.00
2050 Fund
Actual	1,000.00	1,065.50	0.61	3.13	1,000.00	1,069.40	0.00	0.00
Hypothetical (5% return before expenses)	1,000.00	1,022.00	0.61	3.06	1,000.00	1,025.00	0.00	0.00
2055 Fund
Actual	1,000.00	1,066.00	0.61	3.12	1,000.00	1,069.60	0.00	0.00
Hypothetical (5% return before expenses)	1,000.00	1,022.00	0.61	3.06	1,000.00	1,025.00	0.00	0.00
Conservative Allocation Fund
Actual	1,000.00	1,013.90	0.58	2.91	1,000.00	1,018.70	0.00	0.00
Hypothetical (5% return before expenses)	1,000.00	1,022.10	0.58	2.91	1,000.00	1,025.00	0.00	0.00
Moderate Allocation Fund
Actual	1,000.00	1,032.10	0.55	2.77	1,000.00	1,035.20	0.00	0.00
Hypothetical (5% return before expenses)	1,000.00	1,022.30	0.55	2.76	1,000.00	1,025.00	0.00	0.00
Balanced Allocation Fund
Actual	1,000.00	1,050.80	0.58	2.95	1,000.00	1,053.50	0.00	0.00
Hypothetical (5% return before expenses)	1,000.00	1,022.10	0.58	2.91	1,000.00	1,025.00	0.00	0.00
Growth Allocation Fund
Actual	1,000.00	1,068.80	0.55	2.83	1,000.00	1,071.40	0.00	0.00
Hypothetical (5% return before expenses)	1,000.00	1,022.30	0.55	2.76	1,000.00	1,025.00	0.00	0.00

3

Expense Example (Unaudited) (continued)

	Retirement Class R-3				Retirement Class R-6
Fund	Beginning account value 9/1/16	Ending account value 2/28/17	Annualized Expense Ratio(1)	Expenses paid during period 9/1/16- 2/28/17(1)	Beginning account value 9/1/16	Ending account value 2/28/17	Annualized Expense Ratio(1)	Expenses paid during period 9/1/16- 2/28/17(1)
Aggressive Allocation Fund
Actual	$1,000.00	$1,080.80	0.58%	$2.99	$1,000.00	$1,084.60	0.00%	$0.00
Hypothetical (5% return before expenses)	1,000.00	1,022.10	0.58	2.91	1,000.00	1,025.00	0.00	0.00

(1)	Expenses are equal to the Funds’ annualized expense ratios for the period September 1, 2016 through February 28, 2017, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). These expenses and ratios are exclusive of acquired fund fees and expenses.

4

February 28, 2017 (Unaudited)

Schedules of Investments	BMO Funds

In-Retirement Fund

Description	Shares	Value
Mutual Funds — 98.6%

Large-Cap Funds — 17.9%
BMO Dividend Income Fund—Institutional Class (1)	21,892	$308,896
BMO Large-Cap Growth Fund—Institutional Class (1)	12,074	194,749
BMO Large-Cap Value Fund—Institutional Class (1)	28,898	454,568
BMO Low Volatility Equity Fund—Institutional Class (1)	30,782	440,188
Harbor Capital Appreciation Fund—Institutional Class	3,152	193,973
T Rowe Price Growth Stock Fund—Institutional Class	3,346	194,487
Vanguard Equity Income Fund—Institutional Class	5,236	374,137
Vanguard Institutional Index Fund—Institutional Class	3,537	763,657

Total Large-Cap Funds		2,924,655

Mid-Cap Funds — 3.1%
BMO Mid-Cap Growth Fund—Institutional Class (1)	5,564	80,283
BMO Mid-Cap Value Fund—Institutional Class (1)	16,426	194,488
Vanguard Mid-Cap Index Fund—Institutional Class	5,936	226,808

Total Mid-Cap Funds		501,579

Small-Cap Funds — 1.2%
BMO Small-Cap Growth Fund—Institutional Class (1)(2)	2,653	47,667
Goldman Sachs Small Cap Value Fund—Institutional Class	2,341	143,741

Total Small-Cap Funds		191,408

International Funds — 11.4%
BMO Disciplined International Equity Fund—Institutional Class (1)	32,841	326,113
BMO LGM Emerging Markets Equity Fund—Institutional Class (1)	19,378	260,053
BMO Pyrford International Stock Fund—Institutional Class (1)	36,378	440,175
DFA International Small Company Portfolio—Institutional Class	2,641	48,280
Dodge & Cox International Stock Fund—Retail Class	5,665	227,829
Harbor International Fund—Institutional Class	3,723	227,570
MFS International Value Fund—Institutional Class	8,953	341,898

Total International Funds		1,871,918

Fixed Income Funds — 55.0%
BMO Monegy High Yield Bond Fund—Institutional Class (1)	30,600	293,453
BMO TCH Core Plus Bond Fund—Institutional Class (1)	260,991	3,030,111
BMO TCH Emerging Markets Bond Fund—Institutional Class (1)	49,446	489,021
Federated Institutional High-Yield Bond Fund—Institutional Class	47,034	473,166
Fidelity Advisor Floating Rate High Income Fund—Institutional Class	50,588	489,186
Metropolitan West Total Return Bond Fund—Institutional Class	286,224	3,031,107

Description	Shares	Value
Mutual Funds (continued)

Fixed Income Funds (continued)
Vanguard Short-Term Inflation-Protected Securities Index Fund—Institutional Class	34,812	$862,642
Vanguard Short-Term Investment Grade Fund—Institutional Class	30,533	325,787

Total Fixed Income Funds		8,994,473

Alternative Funds — 10.0%
BMO Alternative Strategies Fund—Institutional Class (1)(2)	107,269	1,135,984
Credit Suisse Commodity Return Strategy Fund—Institutional Class (2)	96,191	491,535

Total Alternative Funds		1,627,519

Total Mutual Funds (identified cost $13,973,947)		16,111,552

Short-Term Investments — 1.2%

Mutual Funds — 1.2%
BMO Institutional Prime Money Market Fund—Premier Class, 0.680% (1)	191,417	191,455

Total Short-Term Investments (identified cost $191,455)		191,455

Total Investments — 99.8% (identified cost $14,165,402)		16,303,007
Other Assets and Liabilities — 0.2%		32,856

Total Net Assets — 100.0%		$16,335,863

Portfolio Sector Allocation*
Sector	Fund
Large-Cap Funds	17.9%
Mid-Cap Funds	3.1
Small-Cap Funds	1.2
International Funds	11.4
Fixed Income Funds	55.0
Alternative Funds	10.0
Other Assets & Liabilities, Net	1.4

Total	100.0%

2015 Fund

Description	Shares	Value
Mutual Funds — 98.3%

Large-Cap Funds — 24.1%
BMO Dividend Income Fund—Institutional Class (1)	6,376	$89,959
BMO Large-Cap Growth Fund—Institutional Class (1)	5,861	94,543
BMO Large-Cap Value Fund—Institutional Class (1)	11,419	179,615
BMO Low Volatility Equity Fund—Institutional Class (1)	11,920	170,451
Harbor Capital Appreciation Fund—Institutional Class	1,538	94,651
T Rowe Price Growth Stock Fund—Institutional Class	1,628	94,637

(See Notes which are an integral part of the Financial Statements)

5

February 28, 2017 (Unaudited)

Schedules of Investments

2015 Fund (continued)

Description	Shares	Value
Mutual Funds (continued)

Large-Cap Funds (continued)
Vanguard Equity Income Fund—Institutional Class	1,790	$127,893
Vanguard Institutional Index Fund—Institutional Class	1,381	298,161

Total Large-Cap Funds		1,149,910

Mid-Cap Funds — 4.8%
BMO Mid-Cap Growth Fund—Institutional Class (1)	2,280	32,895
BMO Mid-Cap Value Fund—Institutional Class (1)	7,576	89,697
Vanguard Mid-Cap Index Fund—Institutional Class	2,717	103,818

Total Mid-Cap Funds		226,410

Small-Cap Funds — 1.9%
BMO Small-Cap Growth Fund—Institutional Class (1)(2)	1,553	27,899
Goldman Sachs Small Cap Value Fund—Institutional Class	992	60,938

Total Small-Cap Funds		88,837

International Funds — 15.9%
BMO Disciplined International Equity Fund—Institutional Class (1)	12,914	128,235
BMO LGM Emerging Markets Equity Fund—Institutional Class (1)	8,467	113,622
BMO Pyrford International Stock Fund—Institutional Class (1)	13,736	166,201
DFA International Small Company Portfolio—Institutional Class	1,040	19,009
Dodge & Cox International Stock Fund—Retail Class	2,475	99,543
Harbor International Fund—Institutional Class	1,859	113,635
MFS International Value Fund—Institutional Class	3,104	118,557

Total International Funds		758,802

Fixed Income Funds — 42.2%
BMO Monegy High Yield Bond Fund—Institutional Class (1)	6,438	61,745
BMO TCH Core Plus Bond Fund—Institutional Class (1)	60,893	706,963
BMO TCH Emerging Markets Bond Fund—Institutional Class (1)	11,994	118,618
Federated Institutional High-Yield Bond Fund—Institutional Class	10,848	109,128
Fidelity Advisor Floating Rate High Income Fund—Institutional Class	11,788	113,990
Metropolitan West Total Return Bond Fund—Institutional Class	66,758	706,963
Vanguard Short-Term Inflation-Protected Securities Index Fund—Institutional Class	8,035	199,119

Total Fixed Income Funds		2,016,526

Alternative Funds — 9.4%
BMO Alternative Strategies Fund—Institutional Class (1)(2)	29,907	316,719
Credit Suisse Commodity Return Strategy Fund—Institutional Class (2)	26,147	133,611

Total Alternative Funds		450,330

Total Mutual Funds (identified cost $4,500,152)		4,690,815

Description	Shares	Value
Short-Term Investments — 1.9%

Mutual Funds — 1.9%
BMO Institutional Prime Money Market Fund—Premier Class, 0.680% (1)	92,301	$92,320

Total Short-Term Investments (identified cost $92,316)		92,320

Total Investments — 100.2% (identified cost $4,592,468)		4,783,135
Other Assets and Liabilities — (0.2)%		(9,186)

Total Net Assets — 100.0%		$4,773,949

Portfolio Sector Allocation*
Sector	Fund
Large-Cap Funds	24.1%
Mid-Cap Funds	4.8
Small-Cap Funds	1.9
International Funds	15.9
Fixed Income Funds	42.2
Alternative Funds	9.4
Other Assets & Liabilities, Net	1.7

Total	100.0%

2020 Fund

Description	Shares	Value
Mutual Funds — 98.4%

Large-Cap Funds — 29.8%
BMO Dividend Income Fund—Institutional Class (1)	113,228	$1,597,646
BMO Large-Cap Growth Fund—Institutional Class (1)	142,463	2,297,922
BMO Large-Cap Value Fund—Institutional Class (1)	247,858	3,898,804
BMO Low Volatility Equity Fund—Institutional Class (1)	261,234	3,735,640
Harbor Capital Appreciation Fund—Institutional Class	37,183	2,287,900
T Rowe Price Growth Stock Fund—Institutional Class	39,489	2,295,109
Vanguard Equity Income Fund—Institutional Class	34,747	2,482,696
Vanguard Institutional Index Fund—Institutional Class	36,901	7,967,956

Total Large-Cap Funds		26,563,673

Mid-Cap Funds — 6.8%
BMO Mid-Cap Growth Fund—Institutional Class (1)	109,408	1,578,764
BMO Mid-Cap Value Fund—Institutional Class (1)	179,728	2,127,984
Vanguard Mid-Cap Index Fund—Institutional Class	62,347	2,382,290

Total Mid-Cap Funds		6,089,038

Small-Cap Funds — 2.6%
BMO Small-Cap Growth Fund—Institutional Class (1)(2)	48,376	869,325
Goldman Sachs Small Cap Value Fund—Institutional Class	22,735	1,396,144

Total Small-Cap Funds		2,265,469

(See Notes which are an integral part of the Financial Statements)

6

BMO Funds

2020 Fund (continued)

Description	Shares	Value
Mutual Funds (continued)

International Funds — 20.2%
BMO Disciplined International Equity Fund—Institutional Class (1)	283,011	$2,810,301
BMO LGM Emerging Markets Equity Fund—Institutional Class (1)	183,431	2,461,646
BMO LGM Frontier Markets Equity Fund—Investor Class (1)	77,646	722,111
BMO Pyrford International Stock Fund—Institutional Class (1)	325,235	3,935,339
DFA International Small Company Portfolio—Institutional Class	24,033	439,323
Dodge & Cox International Stock Fund—Retail Class	58,427	2,349,941
Harbor International Fund—Institutional Class	41,764	2,553,060
MFS International Value Fund—Institutional Class	72,008	2,749,996

Total International Funds		18,021,717

Fixed Income Funds — 30.1%
BMO Monegy High Yield Bond Fund—Institutional Class (1)	83,382	799,635
BMO TCH Core Plus Bond Fund—Institutional Class (1)	817,991	9,496,872
BMO TCH Emerging Markets Bond Fund—Institutional Class (1)	134,680	1,331,984
Federated Institutional High-Yield Bond Fund—Institutional Class	150,047	1,509,474
Fidelity Advisor Floating Rate High Income Fund—Institutional Class	165,383	1,599,254
Metropolitan West Total Return Bond Fund—Institutional Class	888,396	9,408,116
Vanguard Short-Term Inflation-Protected Securities Index Fund—Institutional Class	107,366	2,660,533

Total Fixed Income Funds		26,805,868

Alternative Funds — 8.9%
BMO Alternative Strategies Fund—Institutional Class (1)(2)	526,029	5,570,650
Credit Suisse Commodity Return Strategy Fund—Institutional Class (2)	468,247	2,392,744

Total Alternative Funds		7,963,394

Total Mutual Funds (identified cost $70,236,843)		87,709,159

Short-Term Investments — 1.3%

Mutual Funds — 1.3%
BMO Institutional Prime Money Market Fund—Premier Class, 0.680% (1)	1,123,077	1,123,302

Total Short-Term Investments (identified cost $1,123,295)		1,123,302

Total Investments — 99.7% (identified cost $71,360,138)		88,832,461
Other Assets and Liabilities — 0.3%		266,983

Total Net Assets — 100.0%		$89,099,444

Portfolio Sector Allocation*
Sector	Fund
Large-Cap Funds	29.8%
Mid-Cap Funds	6.8
Small-Cap Funds	2.6
International Funds	20.2
Fixed Income Funds	30.1
Alternative Funds	8.9
Other Assets & Liabilities, Net	1.6

Total	100.0%

2025 Fund

Description	Shares	Value
Mutual Funds — 98.8%

Large-Cap Funds — 32.6%
BMO Dividend Income Fund—Institutional Class (1)	29,967	$422,828
BMO Large-Cap Growth Fund—Institutional Class (1)	52,342	844,272
BMO Large-Cap Value Fund—Institutional Class (1)	99,076	1,558,473
BMO Low Volatility Equity Fund—Institutional Class (1)	70,511	1,008,303
Harbor Capital Appreciation Fund—Institutional Class	21,663	1,332,908
T Rowe Price Growth Stock Fund—Institutional Class	22,930	1,332,694
Vanguard Equity Income Fund—Institutional Class	8,198	585,726
Vanguard Institutional Index Fund—Institutional Class	16,309	3,521,633

Total Large-Cap Funds		10,606,837

Mid-Cap Funds — 9.0%
BMO Mid-Cap Growth Fund—Institutional Class (1)	62,624	903,660
BMO Mid-Cap Value Fund—Institutional Class (1)	79,427	940,413
Vanguard Mid-Cap Index Fund—Institutional Class	28,842	1,102,068

Total Mid-Cap Funds		2,946,141

Small-Cap Funds — 3.7%
BMO Small-Cap Growth Fund—Institutional Class (1)(2)	31,975	574,594
Goldman Sachs Small Cap Value Fund—Institutional Class	10,484	643,803

Total Small-Cap Funds		1,218,397

International Funds — 23.5%
BMO Disciplined International Equity Fund—Institutional Class (1)	88,722	881,012
BMO LGM Emerging Markets Equity Fund—Institutional Class (1)	87,243	1,170,800
BMO LGM Frontier Markets Equity Fund—Investor Class (1)	26,847	249,674
BMO Pyrford International Stock Fund—Institutional Class (1)	129,418	1,565,963
DFA International Small Company Portfolio—Institutional Class	12,503	228,555
Dodge & Cox International Stock Fund—Retail Class	30,767	1,237,457
Harbor International Fund—Institutional Class	22,348	1,366,157

(See Notes which are an integral part of the Financial Statements)

7

February 28, 2017 (Unaudited)

Schedules of Investments

2025 Fund (continued)

Description	Shares	Value
Mutual Funds (continued)

International Funds (continued)
MFS International Value Fund—Institutional Class	24,740	$944,811

Total International Funds		7,644,429

Fixed Income Funds — 22.0%
BMO Monegy High Yield Bond Fund—Institutional Class (1)	23,819	228,420
BMO TCH Core Plus Bond Fund—Institutional Class (1)	216,190	2,509,961
BMO TCH Emerging Markets Bond Fund—Institutional Class (1)	36,255	358,566
Federated Institutional High-Yield Bond Fund—Institutional Class	42,123	423,760
Fidelity Advisor Floating Rate High Income Fund—Institutional Class	47,242	456,835
Metropolitan West Total Return Bond Fund—Institutional Class	237,012	2,509,961
Vanguard Short-Term Inflation-Protected Securities Index Fund—Institutional Class	27,602	683,976

Total Fixed Income Funds		7,171,479

Alternative Funds — 8.0%
BMO Alternative Strategies Fund—Institutional Class (1)(2)	171,723	1,818,552
Credit Suisse Commodity Return Strategy Fund—Institutional Class (2)	153,981	786,841

Total Alternative Funds		2,605,393

Total Mutual Funds (identified cost $31,192,003)		32,192,676

Short-Term Investments — 0.0%

Mutual Funds — 0.0%
BMO Institutional Prime Money Market Fund—Premier Class, 0.680% (1)	69	69

Total Short-Term Investments (identified cost $69)		69

Total Investments — 98.8% (identified cost $31,192,072)		32,192,745
Other Assets and Liabilities — 1.2%		387,487

Total Net Assets — 100.0%		$32,580,232

Portfolio Sector Allocation*
Sector	Fund
Large-Cap Funds	32.6%
Mid-Cap Funds	9.0
Small-Cap Funds	3.7
International Funds	23.5
Fixed Income Funds	22.0
Alternative Funds	8.0
Other Assets & Liabilities, Net	1.2

Total	100.0%

2030 Fund

Description	Shares	Value
Mutual Funds — 98.6%

Large-Cap Funds — 36.3%
BMO Dividend Income Fund—Institutional Class (1)	104,651	$1,476,630
BMO Large-Cap Growth Fund—Institutional Class (1)	173,984	2,806,368
BMO Large-Cap Value Fund—Institutional Class (1)	364,335	5,730,985
BMO Low Volatility Equity Fund—Institutional Class (1)	253,812	3,629,517
Harbor Capital Appreciation Fund—Institutional Class	77,695	4,780,574
T Rowe Price Growth Stock Fund—Institutional Class	82,678	4,805,272
Vanguard Equity Income Fund—Institutional Class	30,778	2,199,075
Vanguard Institutional Index Fund—Institutional Class	57,753	12,470,555

Total Large-Cap Funds		37,898,976

Mid-Cap Funds — 10.2%
BMO Mid-Cap Growth Fund—Institutional Class (1)	229,714	3,314,777
BMO Mid-Cap Value Fund—Institutional Class (1)	281,739	3,335,791
Vanguard Mid-Cap Index Fund—Institutional Class	103,224	3,944,189

Total Mid-Cap Funds		10,594,757

Small-Cap Funds — 4.1%
BMO Small-Cap Growth Fund—Institutional Class (1)(2)	119,986	2,156,152
Goldman Sachs Small Cap Value Fund—Institutional Class	35,194	2,161,288

Total Small-Cap Funds		4,317,440

International Funds — 26.1%
BMO Disciplined International Equity Fund—Institutional Class (1)	302,154	3,000,387
BMO LGM Emerging Markets Equity Fund—Institutional Class (1)	307,429	4,125,704
BMO LGM Frontier Markets Equity Fund—Investor Class (1)	121,661	1,131,448
BMO Pyrford International Stock Fund—Institutional Class (1)	459,326	5,557,848
DFA International Small Company Portfolio—Institutional Class	50,740	927,534
Dodge & Cox International Stock Fund—Retail Class	109,784	4,415,494
Harbor International Fund—Institutional Class	79,570	4,864,115
MFS International Value Fund—Institutional Class	84,356	3,221,560

Total International Funds		27,244,090

Fixed Income Funds — 14.5%
BMO Monegy High Yield Bond Fund—Institutional Class (1)	54,371	521,415
BMO TCH Core Plus Bond Fund—Institutional Class (1)	456,341	5,298,121
BMO TCH Emerging Markets Bond Fund—Institutional Class (1)	73,656	728,455
Federated Institutional High-Yield Bond Fund—Institutional Class	82,922	834,191
Fidelity Advisor Floating Rate High Income Fund—Institutional Class	107,728	1,041,727

(See Notes which are an integral part of the Financial Statements)

8

BMO Funds

2030 Fund (continued)

Description	Shares	Value
Mutual Funds (continued)

Fixed Income Funds (continued)
Metropolitan West Total Return Bond Fund—Institutional Class	500,212	$5,297,242
Vanguard Short-Term Inflation-Protected Securities Index Fund—Institutional Class	54,484	1,350,113

Total Fixed Income Funds		15,071,264

Alternative Funds — 7.4%
BMO Alternative Strategies Fund—Institutional Class (1)(2)	507,499	5,374,413
Credit Suisse Commodity Return Strategy Fund—Institutional Class (2)	461,135	2,356,398

Total Alternative Funds		7,730,811

Total Mutual Funds (identified cost $80,232,732)		102,857,338

Short-Term Investments — 1.1%

Mutual Funds — 1.1%
BMO Institutional Prime Money Market Fund—Premier Class, 0.680% (1)	1,102,142	1,102,362

Total Short-Term Investments (identified cost $1,102,238)		1,102,362

Total Investments — 99.7% (identified cost $81,334,970)		103,959,700
Other Assets and Liabilities — 0.3%		364,062

Total Net Assets — 100.0%		$104,323,762

Portfolio Sector Allocation*
Sector	Fund
Large-Cap Funds	36.3%
Mid-Cap Funds	10.2
Small-Cap Funds	4.1
International Funds	26.1
Fixed Income Funds	14.5
Alternative Funds	7.4
Other Assets & Liabilities, Net	1.4

Total	100.0%

2035 Fund

Description	Shares	Value
Mutual Funds — 99.0%

Large-Cap Funds — 40.0%
BMO Dividend Income Fund—Institutional Class (1)	35,469	$500,469
BMO Large-Cap Growth Fund—Institutional Class (1)	59,915	966,431
BMO Large-Cap Value Fund—Institutional Class (1)	125,217	1,969,656
BMO Low Volatility Equity Fund—Institutional Class (1)	88,956	1,272,068
Harbor Capital Appreciation Fund—Institutional Class	27,393	1,685,481
T Rowe Price Growth Stock Fund—Institutional Class	28,997	1,685,293

Description	Shares	Value
Mutual Funds (continued)

Large-Cap Funds (continued)
Vanguard Equity Income Fund—Institutional Class	10,742	$767,523
Vanguard Institutional Index Fund—Institutional Class	20,025	4,324,043

Total Large-Cap Funds		13,170,964

Mid-Cap Funds — 11.1%
BMO Mid-Cap Growth Fund—Institutional Class (1)	79,876	1,152,613
BMO Mid-Cap Value Fund—Institutional Class (1)	100,609	1,191,216
Vanguard Mid-Cap Index Fund—Institutional Class	34,503	1,318,369

Total Mid-Cap Funds		3,662,198

Small-Cap Funds — 4.6%
BMO Small-Cap Growth Fund—Institutional Class (1)(2)	41,838	751,821
Goldman Sachs Small Cap Value Fund—Institutional Class	12,193	748,798

Total Small-Cap Funds		1,500,619

International Funds — 28.4%
BMO Disciplined International Equity Fund—Institutional Class (1)	102,176	1,014,610
BMO LGM Emerging Markets Equity Fund—Institutional Class (1)	106,977	1,435,637
BMO LGM Frontier Markets Equity Fund—Investor Class (1)	32,058	298,143
BMO Pyrford International Stock Fund—Institutional Class (1)	160,245	1,938,959
DFA International Small Company Portfolio—Institutional Class	17,834	326,012
Dodge & Cox International Stock Fund—Retail Class	37,959	1,526,716
Harbor International Fund—Institutional Class	27,848	1,702,367
MFS International Value Fund—Institutional Class	28,407	1,084,862

Total International Funds		9,327,306

Fixed Income Funds — 8.5%
BMO Monegy High Yield Bond Fund—Institutional Class (1)	10,291	98,694
BMO TCH Core Plus Bond Fund—Institutional Class (1)	87,687	1,018,045
BMO TCH Emerging Markets Bond Fund—Institutional Class (1)	13,303	131,571
Federated Institutional High-Yield Bond Fund—Institutional Class	13,117	131,953
Fidelity Advisor Floating Rate High Income Fund—Institutional Class	16,974	164,142
Metropolitan West Total Return Bond Fund—Institutional Class	96,165	1,018,387
Vanguard Short-Term Inflation-Protected Securities Index Fund—Institutional Class	9,264	229,557

Total Fixed Income Funds		2,792,349

Alternative Funds — 6.4%
BMO Alternative Strategies Fund—Institutional Class (1)(2)	142,016	1,503,945
Credit Suisse Commodity Return Strategy Fund—Institutional Class (2)	120,504	615,777

Total Alternative Funds		2,119,722

Total Mutual Funds (identified cost $31,378,063)		32,573,158

(See Notes which are an integral part of the Financial Statements)

9

February 28, 2017 (Unaudited)

Schedules of Investments

2035 Fund (continued)

Description	Shares	Value

Short-Term Investments — 1.1%

Mutual Funds — 1.1%
BMO Institutional Prime Money Market Fund—Premier Class, 0.680% (1)	349,383	$349,453

Total Short-Term Investments (identified cost $349,426)		349,453

Total Investments — 100.1% (identified cost $31,727,489)		32,922,611
Other Assets and Liabilities — (0.1)%		(39,235)

Total Net Assets — 100.0%		$32,883,376

Portfolio Sector Allocation*
Sector	Fund
Large-Cap Funds	40.0%
Mid-Cap Funds	11.1
Small-Cap Funds	4.6
International Funds	28.4
Fixed Income Funds	8.5
Alternative Funds	6.4
Other Assets & Liabilities, Net	1.0

Total	100.0%

2040 Fund

Description	Shares	Value
Mutual Funds — 98.6%

Large-Cap Funds — 41.7%
BMO Dividend Income Fund—Institutional Class (1)	66,292	$935,387
BMO Large-Cap Growth Fund—Institutional Class (1)	127,869	2,062,524
BMO Large-Cap Value Fund—Institutional Class (1)	260,662	4,100,217
BMO Low Volatility Equity Fund—Institutional Class (1)	187,580	2,682,390
Harbor Capital Appreciation Fund—Institutional Class	57,636	3,546,334
T Rowe Price Growth Stock Fund—Institutional Class	61,211	3,557,573
Vanguard Equity Income Fund—Institutional Class	22,416	1,601,646
Vanguard Institutional Index Fund—Institutional Class	42,222	9,116,940

Total Large-Cap Funds		27,603,011

Mid-Cap Funds — 11.6%
BMO Mid-Cap Growth Fund—Institutional Class (1)	160,167	2,311,209
BMO Mid-Cap Value Fund—Institutional Class (1)	201,368	2,384,191
Vanguard Mid-Cap Index Fund—Institutional Class	77,761	2,971,240

Total Mid-Cap Funds		7,666,640

Small-Cap Funds — 4.7%
BMO Small-Cap Growth Fund—Institutional Class (1)(2)	86,992	1,563,244

Description	Shares	Value
Mutual Funds (continued)

Small-Cap Funds (continued)
Goldman Sachs Small Cap Value Fund—Institutional Class	25,517	$1,566,996

Total Small-Cap Funds		3,130,240

International Funds — 29.8%
BMO Disciplined International Equity Fund—Institutional Class (1)	208,481	2,070,217
BMO LGM Emerging Markets Equity Fund—Institutional Class (1)	226,869	3,044,588
BMO LGM Frontier Markets Equity Fund—Investor Class (1)	95,993	892,737
BMO Pyrford International Stock Fund—Institutional Class (1)	333,494	4,035,272
DFA International Small Company Portfolio—Institutional Class	39,115	715,024
Dodge & Cox International Stock Fund—Retail Class	77,480	3,116,236
Harbor International Fund—Institutional Class	59,343	3,627,667
MFS International Value Fund—Institutional Class	57,106	2,180,871

Total International Funds		19,682,612

Fixed Income Funds — 5.0%
BMO Monegy High Yield Bond Fund—Institutional Class (1)	13,799	132,330
BMO TCH Core Plus Bond Fund—Institutional Class (1)	96,784	1,123,657
BMO TCH Emerging Markets Bond Fund—Institutional Class (1)	20,050	198,292
Federated Institutional High-Yield Bond Fund—Institutional Class	26,281	264,390
Fidelity Advisor Floating Rate High Income Fund—Institutional Class	27,369	264,656
Metropolitan West Total Return Bond Fund—Institutional Class	99,864	1,057,559
Vanguard Short-Term Inflation-Protected Securities Index Fund—Institutional Class	10,661	264,183

Total Fixed Income Funds		3,305,067

Alternative Funds — 5.8%
BMO Alternative Strategies Fund—Institutional Class (1)(2)	255,412	2,704,810
Credit Suisse Commodity Return Strategy Fund—Institutional Class (2)	223,653	1,142,864

Total Alternative Funds		3,847,674

Total Mutual Funds (identified cost $48,902,926)		65,235,244

Short-Term Investments — 1.1%

Mutual Funds — 1.1%
BMO Institutional Prime Money Market Fund—Premier Class, 0.680% (1)	742,379	742,528

Total Short-Term Investments (identified cost $742,515)		742,528

Total Investments — 99.7% (identified cost $49,645,441)		65,977,772
Other Assets and Liabilities — 0.3%		221,080

Total Net Assets — 100.0%		$66,198,852

(See Notes which are an integral part of the Financial Statements)

10

BMO Funds

2040 Fund (continued)

Portfolio Sector Allocation*
Sector	Fund
Large-Cap Funds	41.7%
Mid-Cap Funds	11.6
Small-Cap Funds	4.7
International Funds	29.8
Fixed Income Funds	5.0
Alternative Funds	5.8
Other Assets & Liabilities, Net	1.4

Total	100.0%

2045 Fund

Description	Shares	Value
Mutual Funds — 98.8%

Large-Cap Funds — 42.0%
BMO Dividend Income Fund—Institutional Class (1)	17,145	$241,917
BMO Large-Cap Growth Fund—Institutional Class (1)	33,156	534,812
BMO Large-Cap Value Fund—Institutional Class (1)	69,089	1,086,764
BMO Low Volatility Equity Fund—Institutional Class (1)	48,336	691,208
Harbor Capital Appreciation Fund—Institutional Class	15,439	949,965
T Rowe Price Growth Stock Fund—Institutional Class	16,342	949,813
Vanguard Equity Income Fund—Institutional Class	5,807	414,901
Vanguard Institutional Index Fund—Institutional Class	11,092	2,395,181

Total Large-Cap Funds		7,264,561

Mid-Cap Funds — 11.6%
BMO Mid-Cap Growth Fund—Institutional Class (1)	42,785	617,385
BMO Mid-Cap Value Fund—Institutional Class (1)	52,387	620,258
Vanguard Mid-Cap Index Fund—Institutional Class	20,283	775,005

Total Mid-Cap Funds		2,012,648

Small-Cap Funds — 4.9%
BMO Small-Cap Growth Fund—Institutional Class (1)(2)	23,604	424,158
Goldman Sachs Small Cap Value Fund—Institutional Class	6,964	427,679

Total Small-Cap Funds		851,837

International Funds — 30.3%
BMO Disciplined International Equity Fund—Institutional Class (1)	55,859	554,681
BMO LGM Emerging Markets Equity Fund—Institutional Class (1)	61,802	829,384
BMO LGM Frontier Markets Equity Fund—Investor Class (1)	21,218	197,323
BMO Pyrford International Stock Fund—Institutional Class (1)	88,802	1,074,506
DFA International Small Company Portfolio—Institutional Class	11,386	208,135

Description	Shares	Value
Mutual Funds (continued)

International Funds (continued)
Dodge & Cox International Stock Fund—Retail Class	21,507	$864,998
Harbor International Fund—Institutional Class	15,548	950,430
MFS International Value Fund—Institutional Class	14,503	553,850

Total International Funds		5,233,307

Fixed Income Funds — 5.0%
BMO Monegy High Yield Bond Fund—Institutional Class (1)	3,615	34,669
BMO TCH Core Plus Bond Fund—Institutional Class (1)	26,848	311,701
BMO TCH Emerging Markets Bond Fund—Institutional Class (1)	3,502	34,634
Federated Institutional High-Yield Bond Fund—Institutional Class	5,164	51,950
Fidelity Advisor Floating Rate High Income Fund—Institutional Class	5,378	52,004
Metropolitan West Total Return Bond Fund—Institutional Class	29,434	311,701
Vanguard Short-Term Inflation-Protected Securities Index Fund—Institutional Class	2,793	69,212

Total Fixed Income Funds		865,871

Alternative Funds — 5.0%
BMO Alternative Strategies Fund—Institutional Class (1)(2)	57,022	603,863
Credit Suisse Commodity Return Strategy Fund—Institutional Class (2)	51,121	261,230

Total Alternative Funds		865,093

Total Mutual Funds (identified cost $16,362,019)		17,093,317

Short-Term Investments — 1.6%

Mutual Funds — 1.6%
BMO Institutional Prime Money Market Fund—Premier Class, 0.680% (1)	278,299	278,354

Total Short-Term Investments (identified cost $278,352)		278,354

Total Investments — 100.4% (identified cost $16,640,371)		17,371,671
Other Assets and Liabilities — (0.4)%		(69,654)

Total Net Assets — 100.0%		$17,302,017

Portfolio Sector Allocation*
Sector	Fund
Large-Cap Funds	42.0%
Mid-Cap Funds	11.6
Small-Cap Funds	4.9
International Funds	30.3
Fixed Income Funds	5.0
Alternative Funds	5.0
Other Assets & Liabilities, Net	1.2

Total	100.0%

(See Notes which are an integral part of the Financial Statements)

11

February 28, 2017 (Unaudited)

Schedules of Investments

2050 Fund

Description	Shares	Value
Mutual Funds — 98.7%

Large-Cap Funds — 41.9%
BMO Dividend Income Fund—Institutional Class (1)	43,608	$615,303
BMO Large-Cap Growth Fund—Institutional Class (1)	84,333	1,360,293
BMO Large-Cap Value Fund—Institutional Class (1)	175,727	2,764,191
BMO Low Volatility Equity Fund—Institutional Class (1)	122,939	1,758,030
Harbor Capital Appreciation Fund—Institutional Class	39,267	2,416,105
T Rowe Price Growth Stock Fund—Institutional Class	41,565	2,415,774
Vanguard Equity Income Fund—Institutional Class	14,770	1,055,292
Vanguard Institutional Index Fund—Institutional Class	28,178	6,084,568

Total Large-Cap Funds		18,469,556

Mid-Cap Funds — 11.7%
BMO Mid-Cap Growth Fund—Institutional Class (1)	108,824	1,570,332
BMO Mid-Cap Value Fund—Institutional Class (1)	133,243	1,577,592
Vanguard Mid-Cap Index Fund—Institutional Class	51,588	1,971,176

Total Mid-Cap Funds		5,119,100

Small-Cap Funds — 4.9%
BMO Small-Cap Growth Fund—Institutional Class (1)(2)	60,051	1,079,121
Goldman Sachs Small Cap Value Fund—Institutional Class	17,714	1,087,811

Total Small-Cap Funds		2,166,932

International Funds — 30.2%
BMO Disciplined International Equity Fund—Institutional Class (1)	142,074	1,410,792
BMO LGM Emerging Markets Equity Fund—Institutional Class (1)	157,181	2,109,362
BMO LGM Frontier Markets Equity Fund—Investor Class (1)	56,406	524,575
BMO Pyrford International Stock Fund—Institutional Class (1)	225,865	2,732,971
DFA International Small Company Portfolio—Institutional Class	28,959	529,376
Dodge & Cox International Stock Fund—Retail Class	54,700	2,200,046
Harbor International Fund—Institutional Class	39,219	2,397,442
MFS International Value Fund—Institutional Class	36,886	1,408,671

Total International Funds		13,313,235

Fixed Income Funds — 5.0%
BMO Monegy High Yield Bond Fund—Institutional Class (1)	9,195	88,179
BMO TCH Core Plus Bond Fund—Institutional Class (1)	68,285	792,794
BMO TCH Emerging Markets Bond Fund—Institutional Class (1)	8,907	88,088
Federated Institutional High-Yield Bond Fund—Institutional Class	13,134	132,131
Fidelity Advisor Floating Rate High Income Fund—Institutional Class	13,678	132,268
Metropolitan West Total Return Bond Fund—Institutional Class	74,862	792,793

Description	Shares	Value
Mutual Funds (continued)

Fixed Income Funds (continued)
Vanguard Short-Term Inflation-Protected Securities Index Fund—Institutional Class	7,104	$176,035

Total Fixed Income Funds		2,202,288

Alternative Funds — 5.0%
BMO Alternative Strategies Fund—Institutional Class (1)(2)	145,024	1,535,806
Credit Suisse Commodity Return Strategy Fund—Institutional Class (2)	130,018	664,390

Total Alternative Funds		2,200,196

Total Mutual Funds (identified cost $33,947,888)		43,471,307

Short-Term Investments — 1.3%

Mutual Funds — 1.3%
BMO Institutional Prime Money Market Fund—Premier Class, 0.680% (1)	577,221	577,336

Total Short-Term Investments (identified cost $577,287)		577,336

Total Investments — 100.0% (identified cost $34,525,175)		44,048,643
Other Assets and Liabilities — 0.0%		12,879

Total Net Assets — 100.0%		$44,061,522

Portfolio Sector Allocation*
Sector	Fund
Large-Cap Funds	41.9%
Mid-Cap Funds	11.7
Small-Cap Funds	4.9
International Funds	30.2
Fixed Income Funds	5.0
Alternative Funds	5.0
Other Assets & Liabilities, Net	1.3

Total	100.0%

2055 Fund

Description	Shares	Value
Mutual Funds — 97.5%

Large-Cap Funds — 41.6%
BMO Dividend Income Fund—Institutional Class (1)	8,734	$123,242
BMO Large-Cap Growth Fund—Institutional Class (1)	16,892	272,461
BMO Large-Cap Value Fund—Institutional Class (1)	35,197	553,645
BMO Low Volatility Equity Fund—Institutional Class (1)	24,624	352,127
Harbor Capital Appreciation Fund—Institutional Class	7,865	483,922
T Rowe Price Growth Stock Fund—Institutional Class	8,325	483,862
Vanguard Equity Income Fund—Institutional Class	2,958	211,366
Vanguard Institutional Index Fund—Institutional Class	5,705	1,231,900

Total Large-Cap Funds		3,712,525

(See Notes which are an integral part of the Financial Statements)

12

BMO Funds

2055 Fund (continued)

Description	Shares	Value
Mutual Funds (continued)

Mid-Cap Funds — 11.5%
BMO Mid-Cap Growth Fund—Institutional Class (1)	21,796	$314,519
BMO Mid-Cap Value Fund—Institutional Class (1)	26,686	315,962
Vanguard Mid-Cap Index Fund—Institutional Class	10,333	394,816

Total Mid-Cap Funds		1,025,297

Small-Cap Funds — 4.9%
BMO Small-Cap Growth Fund—Institutional Class (1)(2)	12,024	216,066
Goldman Sachs Small Cap Value Fund—Institutional Class	3,547	217,824

Total Small-Cap Funds		433,890

International Funds — 29.7%
BMO Disciplined International Equity Fund—Institutional Class (1)	28,457	282,580
BMO LGM Emerging Markets Equity Fund—Institutional Class (1)	31,483	422,504
BMO LGM Frontier Markets Equity Fund—Investor Class (1)	8,726	81,148
BMO Pyrford International Stock Fund—Institutional Class (1)	45,239	547,393
DFA International Small Company Portfolio—Institutional Class	5,801	106,035
Dodge & Cox International Stock Fund—Retail Class	11,125	447,443
Harbor International Fund—Institutional Class	7,920	484,154
MFS International Value Fund—Institutional Class	7,388	282,143

Total International Funds		2,653,400

Fixed Income Funds — 4.9%
BMO Monegy High Yield Bond Fund—Institutional Class (1)	1,842	17,661
BMO TCH Core Plus Bond Fund—Institutional Class (1)	13,677	158,794
BMO TCH Emerging Markets Bond Fund—Institutional Class (1)	1,784	17,643
Federated Institutional High-Yield Bond Fund—Institutional Class	2,631	26,465
Fidelity Advisor Floating Rate High Income Fund—Institutional Class	2,740	26,492
Metropolitan West Total Return Bond Fund—Institutional Class	14,995	158,795
Vanguard Short-Term Inflation-Protected Securities Index Fund—Institutional Class	1,423	35,258

Total Fixed Income Funds		441,108

Alternative Funds — 4.9%
BMO Alternative Strategies Fund—Institutional Class (1)(2)	29,046	307,595
Credit Suisse Commodity Return Strategy Fund—Institutional Class (2)	26,049	133,109

Total Alternative Funds		440,704

Total Mutual Funds (identified cost $8,114,509)		8,706,924

Description	Shares	Value
Short-Term Investments — 1.6%

Mutual Funds — 1.6%
BMO Institutional Prime Money Market Fund—Premier Class, 0.680% (1)	144,168	$144,197

Total Short-Term Investments (identified cost $144,188)		144,197

Total Investments — 99.1% (identified cost $8,258,697)		8,851,121
Other Assets and Liabilities — 0.9%		83,292

Total Net Assets — 100.0%		$8,934,413

Portfolio Sector Allocation*
Sector	Fund
Large-Cap Funds	41.6%
Mid-Cap Funds	11.5
Small-Cap Funds	4.9
International Funds	29.7
Fixed Income Funds	4.9
Alternative Funds	4.9
Other Assets & Liabilities, Net	2.5

Total	100.0%

Conservative Allocation Fund

Description	Shares	Value
Mutual Funds — 99.0%

Large-Cap Funds — 12.7%
BMO Dividend Income Fund—Institutional Class (1)	64,070	$904,023
BMO Large-Cap Growth Fund—Institutional Class (1)	158,234	2,552,319
BMO Large-Cap Value Fund—Institutional Class (1)	196,892	3,097,105
BMO Low Volatility Equity Fund—Institutional Class (1)	117,037	1,673,625
Dodge & Cox Stock Fund—Retail Class	5,900	1,145,429
Harbor Capital Appreciation Fund—Institutional Class	25,620	1,576,387
T Rowe Price Growth Stock Fund—Institutional Class	24,810	1,441,933
Vanguard Institutional Index Fund—Institutional Class	24,568	5,304,916

Total Large-Cap Funds		17,695,737

Mid-Cap Funds — 2.0%
BMO Mid-Cap Growth Fund—Institutional Class (1)	48,547	700,533
BMO Mid-Cap Value Fund—Institutional Class (1)	59,671	706,502
Vanguard Mid-Cap Index Fund—Institutional Class	34,712	1,326,341

Total Mid-Cap Funds		2,733,376

Small-Cap Funds — 1.0%
BMO Small-Cap Growth Fund—Institutional Class (1)(2)	39,335	706,849
BMO Small-Cap Value Fund—Institutional Class (1)	26,464	365,992
Goldman Sachs Small Cap Value Fund—Institutional Class	5,563	341,593

Total Small-Cap Funds		1,414,434

(See Notes which are an integral part of the Financial Statements)

13

February 28, 2017 (Unaudited)

Schedules of Investments

Conservative Allocation Fund (continued)

Description	Shares	Value
Mutual Funds (continued)

International Funds — 4.2%
BMO Disciplined International Equity Fund—Institutional Class (1)	105,766	$1,050,252
BMO LGM Emerging Markets Equity Fund—Institutional Class (1)	85,389	1,145,922
BMO Pyrford International Stock Fund—Institutional Class (1)	112,395	1,359,973
Dodge & Cox International Stock Fund—Retail Class	16,981	682,977
Harbor International Fund—Institutional Class	5,654	345,651
MFS International Value Fund—Institutional Class	33,502	1,279,427

Total International Funds		5,864,202

Fixed Income Funds — 64.2%
BMO Monegy High Yield Bond Fund—Institutional Class (1)	192,053	1,841,784
BMO TCH Core Plus Bond Fund—Institutional Class (1)(3)	4,118,557	47,816,448
BMO TCH Emerging Markets Bond Fund—Institutional Class (1)	280,992	2,779,013
Fidelity Advisor Floating Rate High Income Fund—Institutional Class	95,030	918,942
Metropolitan West Total Return Bond Fund—Institutional Class (3)	3,375,394	35,745,426

Total Fixed Income Funds		89,101,613

Alternative Funds — 14.9%
BMO Alternative Strategies Fund—Institutional Class (1)(2)	1,368,443	14,491,810
Credit Suisse Commodity Return Strategy Fund—Institutional Class (2)	1,205,737	6,161,316

Total Alternative Funds		20,653,126

Total Mutual Funds (identified cost $125,290,057)		137,462,488

Short-Term Investments — 1.0%

Mutual Funds — 1.0%
BMO Institutional Prime Money Market Fund—Premier Class, 0.680% (1)	1,387,309	1,387,586

Total Short-Term Investments (identified cost $1,387,422)		1,387,586

Total Investments — 100.0% (identified cost $126,677,479)		138,850,074
Other Assets and Liabilities — 0.0%		40,769

Total Net Assets — 100.0%		$138,890,843

Portfolio Sector Allocation*
Sector	Fund
Large-Cap Funds	12.7%
Mid-Cap Funds	2.0
Small-Cap Funds	1.0
International Funds	4.2
Fixed Income Funds	64.2
Alternative Funds	14.9
Other Assets & Liabilities, Net	1.0

Total	100.0%

Moderate Allocation Fund

Description	Shares	Value
Mutual Funds — 98.8%

Large-Cap Funds — 25.5%
BMO Dividend Income Fund—Institutional Class (1)	116,021	$1,637,062
BMO Large-Cap Growth Fund—Institutional Class (1)	286,364	4,619,047
BMO Large-Cap Value Fund—Institutional Class (1)	358,560	5,640,155
BMO Low Volatility Equity Fund—Institutional Class (1)	210,759	3,013,847
Dodge & Cox Stock Fund—Retail Class	10,704	2,078,098
Harbor Capital Appreciation Fund—Institutional Class	46,506	2,861,521
T Rowe Price Growth Stock Fund—Institutional Class	44,813	2,604,504
Vanguard Institutional Index Fund—Institutional Class	44,817	9,677,242

Total Large-Cap Funds		32,131,476

Mid-Cap Funds — 4.0%
BMO Mid-Cap Growth Fund—Institutional Class (1)	88,707	1,280,041
BMO Mid-Cap Value Fund—Institutional Class (1)	108,746	1,287,556
Vanguard Mid-Cap Index Fund—Institutional Class	63,156	2,413,200

Total Mid-Cap Funds		4,980,797

Small-Cap Funds — 2.0%
BMO Small-Cap Growth Fund—Institutional Class (1)(2)	71,355	1,282,258
BMO Small-Cap Value Fund—Institutional Class (1)	48,747	674,166
Goldman Sachs Small Cap Value Fund—Institutional Class	9,997	613,887

Total Small-Cap Funds		2,570,311

International Funds — 8.4%
BMO Disciplined International Equity Fund—Institutional Class (1)	191,246	1,899,070
BMO LGM Emerging Markets Equity Fund—Institutional Class (1)	156,004	2,093,571
BMO Pyrford International Stock Fund—Institutional Class (1)	203,791	2,465,873
Dodge & Cox International Stock Fund—Retail Class	30,966	1,245,457
Harbor International Fund—Institutional Class	10,305	629,971
MFS International Value Fund—Institutional Class	60,384	2,306,083

Total International Funds		10,640,025

(See Notes which are an integral part of the Financial Statements)

14

BMO Funds

Moderate Allocation Fund (continued)

Description	Shares	Value
Mutual Funds (continued)

Fixed Income Funds — 46.9%
BMO Monegy High Yield Bond Fund—Institutional Class (1)	127,729	$1,224,918
BMO TCH Core Plus Bond Fund—Institutional Class (1)(3)	2,735,942	31,764,290
BMO TCH Emerging Markets Bond Fund—Institutional Class (1)	186,031	1,839,844
Fidelity Advisor Floating Rate High Income Fund—Institutional Class	63,922	618,121
Metropolitan West Total Return Bond Fund—Institutional Class	2,236,441	23,683,914

Total Fixed Income Funds		59,131,087

Alternative Funds — 12.0%
BMO Alternative Strategies Fund—Institutional Class (1)(2)	997,684	10,565,475
Credit Suisse Commodity Return Strategy Fund—Institutional Class (2)	889,513	4,545,413

Total Alternative Funds		15,110,888

Total Mutual Funds (identified cost $105,711,469)		124,564,584

Short-Term Investments — 1.0%

Mutual Funds — 1.0%
BMO Institutional Prime Money Market Fund—Premier Class, 0.680% (1)	1,288,788	1,289,046

Total Short-Term Investments (identified cost $1,288,981)		1,289,046

Total Investments — 99.8% (identified cost $107,000,450)		125,853,630
Other Assets and Liabilities — 0.2%		204,614

Total Net Assets — 100.0%		$126,058,244

Portfolio Sector Allocation*
Sector	Fund
Large-Cap Funds	25.5%
Mid-Cap Funds	4.0
Small-Cap Funds	2.0
International Funds	8.4
Fixed Income Funds	46.9
Alternative Funds	12.0
Other Assets & Liabilities, Net	1.2

Total	100.0%

Balanced Allocation Fund

Description	Shares	Value
Mutual Funds — 99.0%

Large-Cap Funds — 38.3%
BMO Dividend Income Fund—Institutional Class (1)	572,995	$8,084,953
BMO Large-Cap Growth Fund—Institutional Class (1)	1,410,263	22,747,539

Description	Shares	Value
Mutual Funds (continued)

Large-Cap Funds (continued)
BMO Large-Cap Value Fund—Institutional Class (1)	1,763,010	$27,732,146
BMO Low Volatility Equity Fund—Institutional Class (1)	1,045,960	14,957,232
Dodge & Cox Stock Fund—Retail Class	52,541	10,200,868
Harbor Capital Appreciation Fund—Institutional Class	227,787	14,015,763
T Rowe Price Growth Stock Fund—Institutional Class	220,640	12,823,591
Vanguard Institutional Index Fund—Institutional Class	220,221	47,552,391

Total Large-Cap Funds		158,114,483

Mid-Cap Funds — 5.9%
BMO Mid-Cap Growth Fund—Institutional Class (1)	434,368	6,267,929
BMO Mid-Cap Value Fund—Institutional Class (1)	535,215	6,336,945
Vanguard Mid-Cap Index Fund—Institutional Class	310,646	11,869,777

Total Mid-Cap Funds		24,474,651

Small-Cap Funds — 3.1%
BMO Small-Cap Growth Fund—Institutional Class (1)(2)	350,242	6,293,849
BMO Small-Cap Value Fund—Institutional Class (1)	236,976	3,277,372
Goldman Sachs Small Cap Value Fund—Institutional Class	49,115	3,016,145

Total Small-Cap Funds		12,587,366

International Funds — 12.6%
BMO Disciplined International Equity Fund—Institutional Class (1)	937,818	9,312,532
BMO LGM Emerging Markets Equity Fund—Institutional Class (1)	765,071	10,267,252
BMO Pyrford International Stock Fund—Institutional Class (1)	999,707	12,096,459
Dodge & Cox International Stock Fund—Retail Class	150,613	6,057,674
Harbor International Fund—Institutional Class	50,457	3,084,436
MFS International Value Fund—Institutional Class	297,110	11,346,635

Total International Funds		52,164,988

Fixed Income Funds — 29.1%
BMO Monegy High Yield Bond Fund—Institutional Class (1)	259,288	2,486,568
BMO TCH Core Plus Bond Fund—Institutional Class (1)	5,558,370	64,532,678
BMO TCH Emerging Markets Bond Fund—Institutional Class (1)	377,482	3,733,297
Fidelity Advisor Floating Rate High Income Fund—Institutional Class	128,435	1,241,962
Metropolitan West Total Return Bond Fund—Institutional Class	4,546,002	48,142,159

Total Fixed Income Funds		120,136,664

Alternative Funds — 10.0%
BMO Alternative Strategies Fund—Institutional Class (1)(2)	2,720,501	28,810,108

(See Notes which are an integral part of the Financial Statements)

15

February 28, 2017 (Unaudited)

Schedules of Investments

Balanced Allocation Fund (continued)

Description	Shares	Value
Mutual Funds (continued)

Alternative Funds (continued)
Credit Suisse Commodity Return Strategy Fund—Institutional Class (2)	2,430,261	$12,418,634

Total Alternative Funds		41,228,742

Total Mutual Funds (identified cost $311,761,038)		408,706,894

Short-Term Investments — 1.0%

Mutual Funds — 1.0%
BMO Institutional Prime Money Market Fund—Premier Class, 0.680% (1)	4,176,075	4,176,910

Total Short-Term Investments (identified cost $4,176,581)		4,176,910

Total Investments — 100.0% (identified cost $315,937,619)		412,883,804
Other Assets and Liabilities — 0.0%		(44,526)

Total Net Assets — 100.0%		$412,839,278

Portfolio Sector Allocation*
Sector	Fund
Large-Cap Funds	38.3%
Mid-Cap Funds	5.9
Small-Cap Funds	3.1
International Funds	12.6
Fixed Income Funds	29.1
Alternative Funds	10.0
Other Assets & Liabilities, Net	1.0

Total	100.0%

Growth Allocation Fund

Description	Shares	Value
Mutual Funds — 99.3%

Large-Cap Funds — 51.2%
BMO Dividend Income Fund—Institutional Class (1)	255,394	$3,603,604
BMO Large-Cap Growth Fund—Institutional Class (1)	630,557	10,170,878
BMO Large-Cap Value Fund—Institutional Class (1)	785,511	12,356,086
BMO Low Volatility Equity Fund—Institutional Class (1)	465,244	6,652,988
Dodge & Cox Stock Fund—Retail Class	23,593	4,580,508
Harbor Capital Appreciation Fund—Institutional Class	102,444	6,303,359
T Rowe Price Growth Stock Fund—Institutional Class	98,905	5,748,338
Vanguard Institutional Index Fund—Institutional Class	98,230	21,210,852

Total Large-Cap Funds		70,626,613

Mid-Cap Funds — 7.9%
BMO Mid-Cap Growth Fund—Institutional Class (1)	194,465	2,806,135

Description	Shares	Value
Mutual Funds (continued)

Mid-Cap Funds (continued)
BMO Mid-Cap Value Fund—Institutional Class (1)	238,102	$2,819,122
Vanguard Mid-Cap Index Fund—Institutional Class	138,822	5,304,382

Total Mid-Cap Funds		10,929,639

Small-Cap Funds — 4.1%
BMO Small-Cap Growth Fund—Institutional Class (1)(2)	156,742	2,816,647
BMO Small-Cap Value Fund—Institutional Class (1)	106,847	1,477,695
Goldman Sachs Small Cap Value Fund—Institutional Class	22,118	1,358,249

Total Small-Cap Funds		5,652,591

International Funds — 17.0%
BMO Disciplined International Equity Fund—Institutional Class (1)	424,240	4,212,700
BMO LGM Emerging Markets Equity Fund—Institutional Class (1)	343,889	4,614,990
BMO Pyrford International Stock Fund—Institutional Class (1)	450,341	5,449,129
Dodge & Cox International Stock Fund—Retail Class	68,655	2,761,310
Harbor International Fund—Institutional Class	22,673	1,386,027
MFS International Value Fund—Institutional Class	133,406	5,094,794

Total International Funds		23,518,950

Fixed Income Funds — 11.1%
BMO Monegy High Yield Bond Fund—Institutional Class (1)	33,346	319,791
BMO TCH Core Plus Bond Fund—Institutional Class (1)	707,036	8,208,684
BMO TCH Emerging Markets Bond Fund—Institutional Class (1)	47,749	472,242
Fidelity Advisor Floating Rate High Income Fund—Institutional Class	15,816	152,942
Metropolitan West Total Return Bond Fund—Institutional Class	578,401	6,125,261

Total Fixed Income Funds		15,278,920

Alternative Funds — 8.0%
BMO Alternative Strategies Fund—Institutional Class (1)(2)	731,722	7,748,940
Credit Suisse Commodity Return Strategy Fund—Institutional Class (2)	656,171	3,353,035

Total Alternative Funds		11,101,975

Total Mutual Funds (identified cost $101,407,795)		137,108,688

Short-Term Investments — 1.3%

Mutual Funds — 1.3%
BMO Institutional Prime Money Market Fund—Premier Class, 0.680% (1)	1,746,924	1,747,274

Total Short-Term Investments (identified cost $1,747,273)		1,747,274

Total Investments — 100.6% (identified cost $103,155,068)		138,855,962
Other Assets and Liabilities — (0.6)%		(767,319)

Total Net Assets — 100.0%		$138,088,643

(See Notes which are an integral part of the Financial Statements)

16

BMO Funds

Growth Allocation Fund (continued)

Portfolio Sector Allocation*
Sector	Fund
Large-Cap Funds	51.2%
Mid-Cap Funds	7.9
Small-Cap Funds	4.1
International Funds	17.0
Fixed Income Funds	11.1
Alternative Funds	8.0
Other Assets & Liabilities, Net	0.7

Total	100.0%

Aggressive Allocation Fund

Description	Shares	Value
Mutual Funds — 99.1%

Large-Cap Funds — 61.9%
BMO Dividend Income Fund—Institutional Class (1)	453,498	$6,398,862
BMO Large-Cap Growth Fund—Institutional Class (1)	1,120,304	18,070,502
BMO Large-Cap Value Fund—Institutional Class (1)	1,396,209	21,962,370
BMO Low Volatility Equity Fund—Institutional Class (1)	826,782	11,822,980
Dodge & Cox Stock Fund—Retail Class	41,890	8,133,026
Harbor Capital Appreciation Fund—Institutional Class	181,824	11,187,641
T Rowe Price Growth Stock Fund—Institutional Class	175,696	10,211,462
Vanguard Institutional Index Fund—Institutional Class	174,814	37,747,572

Total Large-Cap Funds		125,534,415

Mid-Cap Funds — 9.6%
BMO Mid-Cap Growth Fund—Institutional Class (1)	345,068	4,979,325
BMO Mid-Cap Value Fund—Institutional Class (1)	422,518	5,002,611
Vanguard Mid-Cap Index Fund—Institutional Class	246,903	9,434,165

Total Mid-Cap Funds		19,416,101

Small-Cap Funds — 5.0%
BMO Small-Cap Growth Fund—Institutional Class (1)(2)	278,505	5,004,740
BMO Small-Cap Value Fund—Institutional Class (1)	189,926	2,626,672
Goldman Sachs Small Cap Value Fund—Institutional Class	39,289	2,412,740

Total Small-Cap Funds		10,044,152

International Funds — 20.6%
BMO Disciplined International Equity Fund—Institutional Class (1)	753,141	7,478,687
BMO LGM Emerging Markets Equity Fund—Institutional Class (1)	611,482	8,206,091
BMO Pyrford International Stock Fund—Institutional Class (1)	799,816	9,677,769
Dodge & Cox International Stock Fund—Retail Class	121,863	4,901,314

Description	Shares	Value
Mutual Funds (continued)

International Funds (continued)
Harbor International Fund—Institutional Class	40,210	$2,458,022
MFS International Value Fund—Institutional Class	237,086	9,054,319

Total International Funds		41,776,202

Alternative Funds — 2.0%
BMO Alternative Strategies Fund—Institutional Class (1)(2)	268,107	2,839,253
Credit Suisse Commodity Return Strategy Fund—Institutional Class (2)	240,447	1,228,683

Total Alternative Funds		4,067,936

Total Mutual Funds (identified cost $133,682,681)		200,838,806

Short-Term Investments — 1.2%

Mutual Funds — 1.2%
BMO Institutional Prime Money Market Fund—Premier Class, 0.680% (1)	2,386,858	2,387,335

Total Short-Term Investments (identified cost $2,387,322)		2,387,335

Total Investments — 100.3% (identified cost $136,070,003)		203,226,141
Other Assets and Liabilities — (0.3)%		(580,508)

Total Net Assets — 100.0%		$202,645,633

Portfolio Sector Allocation*
Sector	Fund
Large-Cap Funds	61.9%
Mid-Cap Funds	9.6
Small-Cap Funds	5.0
International Funds	20.6
Alternative Funds	2.0
Other Assets & Liabilities, Net	0.9

Total	100.0%

(See Notes which are an integral part of the Financial Statements)

17

February 28, 2017 (Unaudited)

Notes Schedules of Investments (Unaudited)

The categories of investments are shown as a percentage of total net assets for each Fund as of February 28, 2017.

*	Portfolio composition will change due to ongoing management of the Fund. The percentages are based on net assets at the close of business on February 28, 2017 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement purposes.
(1)	Denotes an investment in an affiliated entity. Please refer to Note 5, subsection Investments in Affiliated Issuers, in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Holding is greater than 25% of portfolio value. Additional information regarding the underlying Fund's holdings and financial statements may be found at https://www.sec.gov.

(See Notes which are an integral part of the Financial Statements)

18

February 28, 2017 (Unaudited)

Statements of Assets and Liabilities	BMO Funds

	In-Retirement Fund	2015 Fund	2020 Fund	2025 Fund	2030 Fund
Assets:
Investments in unaffiliated issuers, at value	$8,415,803	$2,393,653	$44,474,536	$17,157,185	$54,669,327
Cash sweep investments in affiliated issuers, at value	191,455	92,320	1,123,302	69	1,102,362
Investments in other affiliated issuers, at value	7,695,749	2,297,162	43,234,623	15,035,491	48,188,011
Cash	—	—	—	1,000	—
Dividends and interest receivable	17,124	3,736	50,106	14,000	29,372
Receivable for investments sold	—	684	—	653,981	—
Receivable for capital stock sold	20,144	303	436,802	15,457	317,449
Receivable from affiliates, net (Note 5)	12,596	11,854	9,174	13,702	7,807
Prepaid expenses	25,061	30,688	25,372	31,091	25,907

Total assets	16,377,932	4,830,400	89,353,915	32,921,976	104,340,235

Liabilities:
Payable for investments purchased	29,045	45,556	238,984	22,889	—
Payable for capital stock redeemed	900	232	—	—	—
Payable to affiliates for interfund lending (See Note 5)	—	—	—	306,327	—
Other liabilities	12,124	10,663	15,487	12,528	16,473

Total liabilities	42,069	56,451	254,471	341,744	16,473

Total net assets	$16,335,863	$4,773,949	$89,099,444	$32,580,232	$104,323,762

Net assets consist of:
Paid-in capital	$13,871,627	$4,732,464	$71,099,267	$31,966,612	$82,255,167
Net unrealized appreciation on investments	2,137,605	190,667	17,472,323	1,000,673	22,624,730
Accumulated net realized gain (loss) on investments	343,732	(146,315)	467,246	(357,998)	(443,890)
Undistributed net investment income (distributions in excess of net investment income)	(17,101)	(2,867)	60,608	(29,055)	(112,245)

Total net assets	$16,335,863	$4,773,949	$89,099,444	$32,580,232	$104,323,762

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares	$9.05	$10.83	$9.99	$10.94	$10.83
Retirement class R-3 of shares	9.09	10.82	10.01	10.89	10.84
Retirement class R-6 of shares	9.04	10.88	9.99	10.99	10.83

Net assets:
Investor class of shares	$3,074,980	$927,709	$17,424,706	$909,307	$18,099,600
Retirement class R-3 of shares	1,005,060	139,861	10,413,512	1,213,301	8,388,866
Retirement class R-6 of shares	12,255,823	3,706,379	61,261,226	30,457,624	77,835,296

Total net assets	$16,335,863	$4,773,949	$89,099,444	$32,580,232	$104,323,762

Shares outstanding:
Investor class of shares	339,742	85,649	1,744,376	83,081	1,670,629
Retirement class R-3 of shares	110,628	12,921	1,040,409	111,398	773,667
Retirement class R-6 of shares	1,356,430	340,797	6,134,394	2,771,682	7,187,762

Total shares outstanding	1,806,800	439,367	8,919,179	2,966,161	9,632,058

Investments, at cost:
Investments in unaffiliated issuers	$6,941,148	$2,271,943	$31,441,540	$16,157,476	$36,467,764
Cash sweep investments in affiliated issuers	191,455	92,316	1,123,295	69	1,102,238
Investments in other affiliated issuers	7,032,799	2,228,209	38,795,303	15,034,527	43,764,968

Total investments, at cost	$14,165,402	$4,592,468	$71,360,138	$31,192,072	$81,334,970

(See Notes which are an integral part of the Financial Statements)

19

February 28, 2017 (Unaudited)

Statements of Assets and Liabilities	BMO Funds

	2035 Fund	2040 Fund	2045 Fund	2050 Fund	2055 Fund
Assets:
Investments in unaffiliated issuers, at value	$17,329,280	$34,994,179	$9,236,054	$23,463,878	$4,723,584
Cash sweep investments in affiliated issuers, at value	349,453	742,528	278,354	577,336	144,197
Investments in other affiliated issuers, at value	15,243,878	30,241,065	7,857,263	20,007,429	3,983,340
Dividends and interest receivable	5,511	6,977	1,764	4,500	932
Receivable for investments sold	—	—	41,448	59,195	3,031
Receivable for capital stock sold	88,371	270,464	28,018	153,814	108,445
Receivable from affiliates, net (Note 5)	13,045	11,046	12,317	10,852	11,826
Prepaid expenses	31,092	25,737	30,746	25,635	30,699

Total assets	33,060,630	66,291,996	17,485,964	44,302,639	9,006,054

Liabilities:
Payable for investments purchased	—	76,882	148,396	196,034	58,999
Payable for capital stock redeemed	164,529	1,326	24,257	30,949	1,641
Other liabilities	12,725	14,936	11,294	14,134	11,001

Total liabilities	177,254	93,144	183,947	241,117	71,641

Total net assets	$32,883,376	$66,198,852	$17,302,017	$44,061,522	$8,934,413

Net assets consist of:
Paid-in capital	$32,040,986	$49,686,767	$16,834,058	$35,211,337	$8,542,528
Net unrealized appreciation on investments	1,195,122	16,332,331	731,300	9,523,468	592,424
Accumulated net realized gain (loss) on investments	(320,852)	248,860	(247,269)	(623,598)	(193,345)
Distributions in excess of net investment income	(31,880)	(69,106)	(16,072)	(49,685)	(7,194)

Total net assets	$32,883,376	$66,198,852	$17,302,017	$44,061,522	$8,934,413

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares	$10.93	$10.77	$11.11	$11.16	$11.10
Retirement class R-3 of shares	10.88	10.80	11.07	11.15	11.04
Retirement class R-6 of shares	10.97	10.76	11.16	11.15	11.14

Net assets:
Investor class of shares	$878,982	$10,910,590	$913,755	$7,546,905	$635,606
Retirement class R-3 of shares	400,430	3,965,937	453,128	3,908,340	661,792
Retirement class R-6 of shares	31,603,964	51,322,325	15,935,134	32,606,277	7,637,015

Total net assets	$32,883,376	$66,198,852	$17,302,017	$44,061,522	$8,934,413

Shares outstanding:
Investor class of shares	80,418	1,013,374	82,249	676,405	57,286
Retirement class R-3 of shares	36,797	367,307	40,947	350,425	59,935
Retirement class R-6 of shares	2,879,871	4,767,837	1,428,468	2,924,965	685,579

Total shares outstanding	2,997,086	6,148,518	1,551,664	3,951,795	802,800

Investments, at cost:
Investments in unaffiliated issuers	$16,167,806	$21,905,699	$8,535,498	$15,837,701	$4,306,949
Cash sweep investments in affiliated issuers	349,426	742,515	278,352	577,287	144,188
Investments in other affiliated issuers	15,210,257	26,997,227	7,826,521	18,110,187	3,807,560

Total investments, at cost	$31,727,489	$49,645,441	$16,640,371	$34,525,175	$8,258,697

(See Notes which are an integral part of the Financial Statements)

20

February 28, 2017 (Unaudited)

Statements of Assets and Liabilities	BMO Funds

	Conservative Allocation Fund	Moderate Allocation Fund	Balanced Allocation Fund	Growth Allocation Fund	Aggressive Allocation Fund
Assets:
Investments in unaffiliated issuers, at value	$56,270,338	$53,277,411	$181,770,035	$63,379,057	$96,768,944
Cash sweep investments in affiliated issuers, at value	1,387,586	1,289,046	4,176,910	1,747,274	2,387,335
Investments in other affiliated issuers, at value	81,192,150	71,287,173	226,936,859	73,729,631	104,069,862
Dividends and interest receivable	171,559	114,206	231,973	29,336	957
Receivable for investments sold	—	—	—	89,124	1,553,272
Receivable for capital stock sold	82,277	108,194	176,823	42,391	66,793
Receivable from affiliates, net (Note 5)	13,704	15,410	—	9,410	4,298
Prepaid expenses	19,736	19,714	21,551	19,731	20,250

Total assets	139,137,350	126,111,154	413,314,151	139,045,954	204,871,711

Liabilities:
Payable for investments purchased	—	—	—	447,449	104,863
Payable for capital stock redeemed	225,853	30,043	437,091	488,995	2,096,071
Payable to affiliates, net (Note 5)	—	—	5,965	—	—
Other liabilities	20,654	22,867	31,817	20,867	25,144

Total liabilities	246,507	52,910	474,873	957,311	2,226,078

Total net assets	$138,890,843	$126,058,244	$412,839,278	$138,088,643	$202,645,633

Net assets consist of:
Paid-in capital	$126,866,369	$106,694,669	$308,935,627	$100,959,622	$130,163,473
Net unrealized appreciation on investments	12,172,595	18,853,180	96,946,185	35,700,894	67,156,138
Accumulated net realized gain on investments	148,538	752,799	7,767,293	1,611,841	5,611,675
Distributions in excess of net investment income	(296,659)	(242,404)	(809,827)	(183,714)	(285,653)

Total net assets	$138,890,843	$126,058,244	$412,839,278	$138,088,643	$202,645,633

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares	$9.71	$9.69	$9.19	$9.66	$9.38
Institutional class of shares	9.70	9.68	9.19	9.65	9.36
Retirement class R-3 of shares	9.71	9.69	9.20	9.67	9.36
Retirement class R-6 of shares	9.71	9.67	9.19	9.65	9.36

Net assets:
Investor class of shares	$16,466,749	$11,928,640	$101,544,017	$18,442,110	$41,648,447
Institutional class of shares	29,755,356	11,495,664	64,939,928	9,943,997	22,219,222
Retirement class R-3 of shares	4,446,562	13,036,597	26,577,553	20,093,740	18,098,825
Retirement class R-6 of shares	88,222,176	89,597,343	219,777,780	89,608,796	120,679,139

Total net assets	$138,890,843	$126,058,244	$412,839,278	$138,088,643	$202,645,633

Shares outstanding:
Investor class of shares	1,695,395	1,231,626	11,043,473	1,909,313	4,441,424
Institutional class of shares	3,066,534	1,187,913	7,067,622	1,029,971	2,373,546
Retirement class R-3 of shares	457,792	1,344,915	2,889,725	2,078,796	1,932,936
Retirement class R-6 of shares	9,089,223	9,261,717	23,912,847	9,283,143	12,888,045

Total shares outstanding	14,308,944	13,026,171	44,913,667	14,301,223	21,635,951

Investments, at cost:
Investments in unaffiliated issuers	$50,048,102	$41,235,080	$115,844,194	$37,519,438	$48,553,328
Cash sweep investments in affiliated issuers	1,387,422	1,288,981	4,176,581	1,747,273	2,387,322
Investments in other affiliated issuers	75,241,955	64,476,389	195,916,844	63,888,357	85,129,353

Total investments, at cost	$126,677,479	$107,000,450	$315,937,619	$103,155,068	$136,070,003

(See Notes which are an integral part of the Financial Statements)

21

Six Months Ended February 28, 2017 (Unaudited)

Statements of Operations	BMO Funds

	In-Retirement Fund	2015 Fund	2020 Fund	2025 Fund	2030 Fund
Investment income:
Dividend income from:
Unaffiliated issuers	$107,755	$25,261	$638,034	$184,601	$576,254
Affiliated issuers	114,976	27,129	496,582	159,377	485,366
Excess expense reimbursement from investment adviser (Note 5)	4,881	1,264	20,913	10,410	10,869

Total income	227,612	53,654	1,155,529	354,388	1,072,489

Expenses:
Shareholder servicing fees (Note 5)	3,989	868	21,527	922	23,029
Administration fees (Note 5)	3,361	622	21,076	1,374	20,584
Portfolio accounting fees	19,038	16,923	29,385	20,944	31,207
Recordkeeping fees	16,722	18,306	16,698	19,081	17,582
Custodian fees (Note 5)	428	104	2,022	728	2,299
Registration fees	28,732	23,320	27,365	23,493	26,875
Professional fees	10,087	10,087	10,087	10,087	10,087
Printing and postage	3,394	1,785	3,897	1,875	3,848
Directors’ fees	6,612	6,612	6,612	6,612	6,612
Distribution services fees (Note 5)	3,226	339	27,199	2,739	22,555
Miscellaneous	2,168	2,000	2,800	2,238	2,856

Total expenses	97,757	80,966	168,668	90,093	167,534

Deduct:
Expense waivers (Note 5)	(88,730)	(79,423)	(108,698)	(85,699)	(105,481)

Net expenses	9,027	1,543	59,970	4,394	62,053

Net investment income	218,585	52,111	1,095,559	349,994	1,010,436

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on transactions from:
Investments in unaffiliated issuers	464,867	(4,750)	747,440	(39,012)	172,762
Investments in affiliated issuers	103,570	(33,532)	7,893	(215,634)	(308,919)
Net realized gain on capital gains distributions from:
Investments in unaffiliated issuers	82,450	21,820	294,492	195,976	621,905
Investments in affiliated issuers	120,201	40,562	1,170,158	519,801	1,795,549

Total net realized gain	771,088	24,100	2,219,983	461,131	2,281,297
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(390,479)	50,549	549,802	678,166	2,135,546
Investments in affiliated issuers	(129,145)	44,387	116,699	245,782	463,729

Total net change in unrealized appreciation (depreciation)	(519,624)	94,936	666,501	923,948	2,599,275

Net realized and unrealized gain on investments	251,464	119,036	2,886,484	1,385,079	4,880,572

Change in net assets resulting from operations	$470,049	$171,147	$3,982,043	$1,735,073	$5,891,008

(See Notes which are an integral part of the Financial Statements)

22

Six Months Ended February 28, 2017 (Unaudited)

Statements of Operations	BMO Funds

	2035 Fund	2040 Fund	2045 Fund	2050 Fund	2055 Fund
Investment income:
Dividend income from:
Unaffiliated issuers	$184,534	$373,131	$101,073	$248,931	$49,243
Affiliated issuers	152,766	297,425	81,267	197,228	40,039
Excess expense reimbursement from investment adviser (Note 5)	4,562	9,525	3,106	6,059	1,426

Total income	341,862	680,081	185,446	452,218	90,708

Expenses:
Shareholder servicing fees (Note 5)	949	14,818	1,091	10,586	605
Administration fees (Note 5)	957	12,189	974	9,432	783
Portfolio accounting fees	20,979	25,828	17,991	22,669	17,467
Recordkeeping fees	19,350	17,990	19,031	17,831	18,038
Custodian fees (Note 5)	730	1,471	389	987	189
Registration fees	23,494	26,893	23,320	26,893	23,320
Professional fees	10,087	10,087	10,087	10,087	10,087
Printing and postage	1,875	3,893	1,870	3,864	1,875
Directors’ fees	6,612	6,612	6,612	6,612	6,612
Distribution services fees (Note 5)	1,291	10,995	1,063	10,266	1,399
Miscellaneous	2,223	2,518	2,094	2,290	1,987

Total expenses	88,547	133,294	84,522	121,517	82,362

Deduct:
Expense waivers (Note 5)	(85,542)	(98,536)	(81,653)	(93,744)	(79,783)

Net expenses	3,005	34,758	2,869	27,773	2,579

Net investment income	338,857	645,323	182,577	424,445	88,129

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on transactions from:
Investments in unaffiliated issuers	(24,868)	464,213	(26,755)	71,031	(12,039)
Investments in affiliated issuers	(230,165)	(251,939)	(129,576)	(370,804)	(96,747)
Net realized gain on capital gains distributions from:
Investments in unaffiliated issuers	213,405	425,607	120,586	290,510	59,350
Investments in affiliated issuers	629,208	1,281,120	343,596	888,524	160,910

Total net realized gain	587,580	1,919,001	307,851	879,261	111,474
Net change in unrealized appreciation on:
Investments in unaffiliated issuers	846,008	1,279,774	491,889	1,052,082	244,861
Investments in affiliated issuers	295,750	375,947	162,690	390,651	127,271

Total net change in unrealized appreciation	1,141,758	1,655,721	654,579	1,442,733	372,132

Net realized and unrealized gain on investments	1,729,338	3,574,722	962,430	2,321,994	483,606

Change in net assets resulting from operations	$2,068,195	$4,220,045	$1,145,007	$2,746,439	$571,735

(See Notes which are an integral part of the Financial Statements)

23

Six Months Ended February 28, 2017 (Unaudited)

Statements of Operations	BMO Funds

	Conservative Allocation Fund	Moderate Allocation Fund	Balanced Allocation Fund	Growth Allocation Fund	Aggressive Allocation Fund
Investment income:
Dividend income from:
Unaffiliated issuers	$481,012	$477,969	$1,675,967	$548,987	$912,202
Affiliated issuers	936,587	798,959	2,427,526	662,451	969,160
Excess expense reimbursement from investment adviser (Note 5)	30,573	46,904	81,153	39,709	40,917

Total income	1,448,172	1,323,832	4,184,646	1,251,147	1,922,279

Expenses:
Shareholder servicing fees (Note 5)	20,954	15,261	129,318	30,129	57,118
Administration fees (Note 5)	39,013	27,165	150,926	40,235	65,770
Portfolio accounting fees	41,798	40,404	80,532	40,876	51,322
Recordkeeping fees	18,624	19,664	21,687	19,522	19,530
Custodian fees (Note 5)	3,207	2,992	9,982	3,065	4,708
Registration fees	24,708	24,708	25,206	24,708	24,958
Professional fees	10,087	10,087	10,087	10,087	10,087
Printing and postage	4,764	6,136	8,952	5,531	7,150
Directors’ fees	6,612	6,612	6,612	6,612	6,612
Distribution services fees (Note 5)	15,127	31,512	67,797	48,705	48,324
Miscellaneous	3,780	5,117	5,868	3,498	4,574

Total expenses	188,674	189,658	516,967	232,968	300,153

Deduct:
Expense waivers (Note 5)	(131,776)	(133,839)	(239,088)	(140,620)	(159,595)

Net expenses	56,898	55,819	277,879	92,348	140,558

Net investment income	1,391,274	1,268,013	3,906,767	1,158,799	1,781,721

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on transactions from:
Investments in unaffiliated issuers	(248,635)	165,319	5,148,664	1,004,180	3,738,479
Investments in affiliated issuers	(291,126)	(193,672)	454,517	(19,412)	257,851
Net realized gain on capital gains distributions from:
Investments in unaffiliated issuers	700,209	685,645	2,443,838	831,175	1,344,349
Investments in affiliated issuers	723,634	1,200,353	5,825,407	2,231,773	4,216,793

Total net realized gain	884,082	1,857,645	13,872,426	4,047,716	9,557,472
Net change in unrealized appreciation on:
Investments in unaffiliated issuers	190,409	792,551	1,736,233	2,359,099	2,331,420
Investments in affiliated issuers	(104,656)	305,186	1,869,416	1,697,084	2,394,888

Total net change in unrealized appreciation	85,753	1,097,737	3,605,649	4,056,183	4,726,308

Net realized and unrealized gain on investments	969,835	2,955,382	17,478,075	8,103,899	14,283,780

Change in net assets resulting from operations	$2,361,109	$4,223,395	$21,384,842	$9,262,698	$16,065,501

(See Notes which are an integral part of the Financial Statements)

24

Statements of Changes in Net Assets	BMO Funds

	In-Retirement Fund			2015 Fund			2020 Fund
	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016		Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016		Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016
Change in net assets resulting from:

Operations:
Net investment income	$218,585	$481,026		$52,111	$99,552		$1,095,559	$1,695,410
Net realized gain (loss) on investments	771,088	826,785		24,100	(117,638)		2,219,983	3,166,993
Net change in unrealized appreciation (depreciation) on investments	(519,624)	(168,515)		94,936	262,746		666,501	623,410

Change in net assets resulting from operations	470,049	1,139,296		171,147	244,660		3,982,043	5,485,813

Distributions to shareholders:
Distributions to shareholders from net investment income:
Investor class of shares	(72,794)	(103,894)		(9,699)	(13,918)		(297,735)	(451,096)
Institutional class of shares	—	(7,826	)(1)	—	(2,846	)(1)	—	(98,138	)(1)
Retirement class R-3 of shares	(21,844)	(36,938)		(2,517)	(3,317)		(163,083)	(219,576)
Retirement class R-6 of shares	(403,463)	(434,975)		(92,325)	(106,160)		(1,330,828)	(1,343,153)
Distributions to shareholders from net realized gain on investments:
Investor class of shares	(156,449)	(311,898)		—	(6,126)		(782,934)	(1,326,705)
Institutional class of shares	—	(20,244	)(1)	—	(1,148	)(1)	—	(249,266	)(1)
Retirement class R-3 of shares	(56,331)	(128,069)		—	(1,728)		(498,648)	(792,457)
Retirement class R-6 of shares	(725,970)	(1,061,036)		—	(40,512)		(2,797,229)	(3,175,449)

Change in net assets resulting from distributions to shareholders	(1,436,851)	(2,104,880)		(104,541)	(175,755)		(5,870,457)	(7,655,840)

Capital stock transactions:
Proceeds from sale of shares	1,456,922	5,793,776		971,918	978,988		5,666,585	21,076,186
Net asset value of shares issued to shareholders in payment of distributions declared	1,436,851	2,104,880		100,435	175,755		5,870,457	7,655,840
Cost of shares redeemed	(7,186,428)	(9,176,817)		(933,988)	(1,849,421)		(13,805,167)	(28,163,105)

Change in net assets resulting from capital stock transactions	(4,292,655)	(1,278,161)		138,365	(694,678)		(2,268,125)	568,921

Change in net assets	(5,259,457)	(2,243,745)		204,971	(625,773)		(4,156,539)	(1,601,106)

Net assets:
Beginning of period	21,595,320	23,839,065		4,568,978	5,194,751		93,255,983	94,857,089

End of period	$16,335,863	$21,595,320		$4,773,949	$4,568,978		$89,099,444	$93,255,983

Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of period	$(17,101)	$262,415		$(2,867)	$49,563		$60,608	$756,695

(1)	Reflects operations for the period from September 1, 2015, to August 1, 2016 (termination of Institutional class of shares).

(See Notes which are an integral part of the Financial Statements)

25

Statements of Changes in Net Assets	BMO Funds

	2025 Fund			2030 Fund			2035 Fund
	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016		Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016		Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016
Change in net assets resulting from:

Operations:
Net investment income	$349,994	$538,414		$1,010,436	$1,520,893		$338,857	$459,775
Net realized gain (loss) on investments	461,131	(105,860)		2,281,297	1,870,789		587,580	215,954
Net change in unrealized appreciation (depreciation) on investments	923,948	1,345,697		2,599,275	2,426,398		1,141,758	1,176,846

Change in net assets resulting from operations	1,735,073	1,778,251		5,891,008	5,818,080		2,068,195	1,852,575

Distributions to shareholders:
Distributions to shareholders from net investment income:
Investor class of shares	(10,858)	(30,647)		(243,224)	(377,127)		(9,873)	(15,846)
Institutional class of shares	—	(11,812	)(1)	—	(58,803	)(1)	—	(1,325	)(1)
Retirement class R-3 of shares	(15,123)	(19,884)		(101,706)	(165,352)		(5,872)	(7,371)
Retirement class R-6 of shares	(591,903)	(528,417)		(1,339,900)	(1,288,776)		(518,267)	(501,371)
Distributions to shareholders from net realized gain on investments:
Investor class of shares	(12,985)	(14,765)		(668,223)	(985,760)		(22,302)	(3,660)
Institutional class of shares	—	(5,183	)(1)	—	(126,881	)(1)	—	(268	)(1)
Retirement class R-3 of shares	(19,978)	(10,790)		(340,715)	(527,693)		(15,697)	(2,131)
Retirement class R-6 of shares	(543,487)	(217,966)		(2,785,759)	(2,558,242)		(903,500)	(95,399)

Change in net assets resulting from distributions to shareholders	(1,194,334)	(839,464)		(5,479,527)	(6,088,634)		(1,475,511)	(627,371)

Capital stock transactions:
Proceeds from sale of shares	3,139,201	5,336,257		8,333,244	25,468,395		2,219,356	5,113,376
Net asset value of shares issued to shareholders in payment of distributions declared	1,194,334	839,464		5,479,527	6,088,634		1,475,511	627,371
Cost of shares redeemed	(2,925,670)	(6,199,760)		(13,284,253)	(27,216,023)		(2,687,052)	(4,966,590)

Change in net assets resulting from capital stock transactions	1,407,865	(24,039)		528,518	4,341,006		1,007,815	774,157

Change in net assets	1,948,604	914,748		939,999	4,070,452		1,600,499	1,999,361

Net assets:
Beginning of period	30,631,628	29,716,880		103,383,763	99,313,311		31,282,877	29,283,516

End of period	$32,580,232	$30,631,628		$104,323,762	$103,383,763		$32,883,376	$31,282,877

Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of period	$(29,055)	$238,835		$(112,245)	$562,149		$(31,880)	$163,275

(1)	Reflects operations for the period from September 1, 2015, to August 1, 2016 (termination of Institutional class of shares).

(See Notes which are an integral part of the Financial Statements)

26

Statements of Changes in Net Assets	BMO Funds

	2040 Fund			2045 Fund			2050 Fund
	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016		Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016		Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016
Change in net assets resulting from:

Operations:
Net investment income	$645,323	$889,329		$182,577	$228,529		$424,445	$559,753
Net realized gain on investments	1,919,001	1,592,103		307,851	124,069		879,261	671,264
Net change in unrealized appreciation (depreciation) on investments	1,655,721	1,374,135		654,579	670,024		1,442,733	1,511,768

Change in net assets resulting from operations	4,220,045	3,855,567		1,145,007	1,022,622		2,746,439	2,742,785

Distributions to shareholders:
Distributions to shareholders from net investment income:
Investor class of shares	(138,602)	(203,534)		(10,889)	(20,716)		(80,320)	(146,769)
Institutional class of shares	—	(44,537	)(1)	—	(2,048	)(1)	—	(35,895	)(1)
Retirement class R-3 of shares	(36,355)	(73,664)		(4,652)	(6,178)		(37,443)	(60,323)
Retirement class R-6 of shares	(798,006)	(791,125)		(255,019)	(231,014)		(520,286)	(428,840)
Distributions to shareholders from net realized gain on investments:
Investor class of shares	(490,108)	(830,743)		(31,552)	(3,806)		(299,678)	(350,073)
Institutional class of shares	—	(150,868	)(1)	—	(337	)(1)	—	(72,362	)(1)
Retirement class R-3 of shares	(177,916)	(416,388)		(15,798)	(1,532)		(165,597)	(181,590)
Retirement class R-6 of shares	(2,068,921)	(2,427,746)		(549,139)	(35,560)		(1,315,743)	(776,404)

Change in net assets resulting from distributions to shareholders	(3,709,908)	(4,938,605)		(867,049)	(301,191)		(2,419,067)	(2,052,256)

Capital stock transactions:
Proceeds from sale of shares	5,551,895	17,210,809		1,527,196	4,959,205		4,619,686	14,385,642
Net asset value of shares issued to shareholders in payment of distributions declared	3,709,908	4,938,605		867,049	301,191		2,419,067	2,052,256
Cost of shares redeemed	(10,153,551)	(17,723,164)		(2,541,054)	(3,856,826)		(8,518,404)	(11,656,291)

Change in net assets resulting from capital stock transactions	(891,748)	4,426,250		(146,809)	1,403,570		(1,479,651)	4,781,607

Change in net assets	(381,611)	3,343,212		131,149	2,125,001		(1,152,279)	5,472,136

Net assets:
Beginning of period	66,580,463	63,237,251		17,170,868	15,045,867		45,213,801	39,741,665

End of period	$66,198,852	$66,580,463		$17,302,017	$17,170,868		$44,061,522	$45,213,801

Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of period	$(69,106)	$258,534		$(16,072)	$71,911		$(49,685)	$163,919

(1)	Reflects operations for the period from September 1, 2015, to August 1, 2016 (termination of Institutional class of shares).

(See Notes which are an integral part of the Financial Statements)

27

Statements of Changes in Net Assets	BMO Funds

	2055 Fund			Conservative Allocation Fund		Moderate Allocation Fund
	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016		Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016
Change in net assets resulting from:

Operations:
Net investment income	$88,129	$76,177		$1,391,274	$3,533,339	$1,268,013	$3,109,459
Net realized gain (loss) on investments	111,474	(2,889)		884,082	13,546	1,857,645	1,358,330
Net change in unrealized appreciation (depreciation) on investments	372,132	409,023		85,753	3,687,614	1,097,737	2,959,296

Change in net assets resulting from operations	571,735	482,311		2,361,109	7,234,499	4,223,395	7,427,085

Distributions to shareholders:
Distributions to shareholders from net investment income:
Investor class of shares	(5,113)	(15,495)		(392,079)	(507,382)	(261,497)	(392,348)
Institutional class of shares	—	(2,838	)(1)	(813,572)	(759,470)	(289,008)	(383,423)
Retirement class R-3 of shares	(5,867)	(3,993)		(152,724)	(146,369)	(256,521)	(253,918)
Retirement class R-6 of shares	(110,946)	(51,903)		(2,551,270)	(2,356,604)	(2,444,589)	(2,429,323)
Distributions to shareholders from net realized gain on investments:
Investor class of shares	(15,407)	(6,757)		(3,300)	(428,827)	(162,234)	(636,841)
Institutional class of shares	—	(1,095	)(1)	(6,026)	(572,126)	(157,323)	(533,972)
Retirement class R-3 of shares	(18,291)	(2,123)		(1,394)	(145,688)	(175,521)	(513,289)
Retirement class R-6 of shares	(231,583)	(18,378)		(17,954)	(1,676,948)	(1,241,608)	(3,181,486)

Change in net assets resulting from distributions to shareholders	(387,207)	(102,582)		(3,938,319)	(6,593,414)	(4,988,301)	(8,324,600)

Capital stock transactions:
Proceeds from sale of shares	1,958,792	6,158,439		6,570,312	14,963,101	8,483,026	30,045,053
Net asset value of shares issued to shareholders in payment of distributions declared	384,898	102,582		3,938,319	6,593,414	4,988,301	8,324,600
Cost of shares redeemed	(1,347,000)	(3,331,016)		(13,058,904)	(26,142,752)	(25,779,055)	(52,533,067)

Change in net assets resulting from capital stock transactions	996,690	2,930,005		(2,550,273)	(4,586,237)	(12,307,728)	(14,163,414)

Change in net assets	1,181,218	3,309,734		(4,127,483)	(3,945,152)	(13,072,634)	(15,060,929)

Net assets:
Beginning of period	7,753,195	4,443,461		143,018,326	146,963,478	139,130,878	154,191,807

End of period	$8,934,413	$7,753,195		$138,890,843	$143,018,326	$126,058,244	$139,130,878

Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of period	$(7,194)	$26,603		$(296,659)	$2,221,712	$(242,404)	$1,741,198

(1)	Reflects operations for the period from September 1, 2015, to August 1, 2016 (termination of Institutional class of shares).

(See Notes which are an integral part of the Financial Statements)

28

Statements of Changes in Net Assets	BMO Funds

	Balanced Allocation Fund		Growth Allocation Fund		Aggressive Allocation Fund
	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016
Change in net assets resulting from:

Operations:
Net investment income	$3,906,767	$8,458,691	$1,158,799	$1,940,498	$1,781,721	$2,825,928
Net realized gain on investments	13,872,426	22,380,911	4,047,716	4,507,622	9,557,472	14,730,732
Net change in unrealized appreciation (depreciation) on investments	3,605,649	(5,627,353)	4,056,183	864,287	4,726,308	(5,891,402)

Change in net assets resulting from operations	21,384,842	25,212,249	9,262,698	7,312,407	16,065,501	11,665,258

Distributions to shareholders:
Distributions to shareholders from net investment income:
Investor class of shares	(1,887,442)	(2,670,667)	(293,423)	(594,557)	(444,228)	(947,452)
Institutional class of shares	(1,543,662)	(1,639,131)	(170,199)	(281,588)	(306,784)	(528,389)
Retirement class R-3 of shares	(417,940)	(571,392)	(160,972)	(392,670)	(181,480)	(232,515)
Retirement class R-6 of shares	(4,927,720)	(5,290,678)	(1,340,618)	(1,388,142)	(1,802,775)	(2,050,840)
Distributions to shareholders from net realized gain on investments:
Investor class of shares	(5,403,978)	(10,179,207)	(1,064,644)	(2,245,206)	(3,575,428)	(4,638,293)
Institutional class of shares	(3,791,371)	(5,371,935)	(491,722)	(889,202)	(1,848,747)	(2,052,379)
Retirement class R-3 of shares	(1,439,192)	(2,566,382)	(844,908)	(1,711,464)	(1,664,710)	(1,422,315)
Retirement class R-6 of shares	(11,266,539)	(16,132,271)	(3,505,544)	(4,043,597)	(9,629,541)	(7,266,289)

Change in net assets resulting from distributions to shareholders	(30,677,844)	(44,421,663)	(7,872,030)	(11,546,426)	(19,453,693)	(19,138,472)

Capital stock transactions:
Proceeds from sale of shares	26,616,405	75,534,959	19,089,843	28,369,925	16,545,535	37,575,365
Net asset value of shares issued to shareholders in payment of distributions declared	30,301,891	44,421,663	7,872,030	11,546,426	19,453,693	19,138,472
Cost of shares redeemed	(102,192,143)	(158,195,784)	(30,378,686)	(50,472,757)	(48,849,805)	(81,701,480)

Change in net assets resulting from capital stock transactions	(45,273,847)	(38,239,162)	(3,416,813)	(10,556,406)	(12,850,577)	(24,987,643)

Change in net assets	(54,566,849)	(57,448,576)	(2,026,145)	(14,790,425)	(16,238,769)	(32,460,857)

Net assets:
Beginning of period	467,406,127	524,854,703	140,114,788	154,905,213	218,884,402	251,345,259

End of period	$412,839,278	$467,406,127	$138,088,643	$140,114,788	$202,645,633	$218,884,402

Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of period	$(809,827)	$4,060,170	$(183,714)	$622,699	$(285,653)	$667,893

(See Notes which are an integral part of the Financial Statements)

29

Financial Highlights—Investor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(3)	Ratios to Average Net Assets (4)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
										Gross Expenses	Net Expenses (2)	Net investment income (2)
In-Retirement Fund
2017(7)	$9.54	$0.12	$0.11	$0.23	$(0.23)	$(0.49)	$(0.72)	$9.05	2.66%	1.34%	0.33%	2.05%	$3,075	16%
2016	10.02	0.22	0.27	0.49	(0.24)	(0.73)	(0.97)	9.54	5.45	1.25	0.33	2.02	3,469	44
2015	11.05	0.24	(0.44)	(0.20)	(0.29)	(0.54)	(0.83)	10.02	(1.94)	1.03	0.33	1.96	4,804	53
2014	10.00	0.20	0.99	1.19	(0.12)	(0.02)	(0.14)	11.05	12.03	1.08	0.33	1.92	7,120	45
2015 Fund
2017(7)	10.66	0.14	0.24	0.38	(0.21)	—	(0.21)	10.83	3.64	3.90	0.33	1.88	928	33
2016	10.44	0.19	0.39	0.58	(0.25)	(0.11)	(0.36)	10.66	5.76	4.07	0.33	1.80	689	49
2015	10.74	0.11	(0.35)	(0.24)	(0.06)	—	(0.06)	10.44	(2.27)	4.21	0.33	1.54	632	83
2014(5)	10.00	0.02	0.72	0.74	—	—	—	10.74	7.40	73.54	0.33	1.23	229	29
2020 Fund
2017(7)	10.21	0.14	0.31	0.45	(0.19)	(0.48)	(0.67)	9.99	4.62	0.63	0.33	2.40	17,425	14
2016	10.49	0.17	0.41	0.58	(0.22)	(0.64)	(0.86)	10.21	5.96	0.63	0.33	1.67	18,913	39
2015	11.34	0.18	(0.46)	(0.28)	(0.25)	(0.32)	(0.57)	10.49	(2.58)	0.59	0.33	1.64	21,331	37
2014	10.00	0.18	1.35	1.53	(0.15)	(0.04)	(0.19)	11.34	15.43	0.63	0.33	1.72	32,064	35
2025 Fund
2017(7)	10.74	0.08	0.47	0.55	(0.16)	(0.19)	(0.35)	10.94	5.32	0.94	0.33	1.70	909	13
2016	10.42	0.15	0.44	0.59	(0.18)	(0.09)	(0.27)	10.74	5.78	1.01	0.33	1.78	674	33
2015	10.78	0.06	(0.37)	(0.31)	(0.05)	—	(0.05)	10.42	(2.89)	1.26	0.33	1.04	1,676	53
2014(5)	10.00	0.01	0.77	0.78	—	—	—	10.78	7.80	24.60	0.33	0.56	289	22
2030 Fund
2017(7)	10.79	0.13	0.48	0.61	(0.15)	(0.42)	(0.57)	10.83	5.58	0.60	0.37	2.04	18,100	13
2016	10.84	0.14	0.45	0.59	(0.18)	(0.46)	(0.64)	10.79	5.75	0.61	0.37	1.37	19,681	33
2015	11.61	0.15	(0.49)	(0.34)	(0.18)	(0.25)	(0.43)	10.84	(3.07)	0.59	0.37	1.30	23,332	45
2014	10.00	0.15	1.66	1.81	(0.18)	(0.02)	(0.20)	11.61	18.26	0.66	0.37	1.40	33,059	29
2035 Fund
2017(7)	10.73	0.08	0.58	0.66	(0.14)	(0.32)	(0.46)	10.93	6.35	0.94	0.37	1.48	879	14
2016	10.33	0.10	0.49	0.59	(0.15)	(0.04)	(0.19)	10.73	5.84	1.02	0.37	1.35	659	29
2015	10.71	0.01	(0.38)	(0.37)	(0.01)	—	(0.01)	10.33	(3.43)	1.29	0.37	0.26	870	96
2014(5)	10.00	0.00	0.71	0.71	—	—	—	10.71	7.10	23.63	0.37	0.16	348	29
2040 Fund
2017(7)	10.68	0.13	0.56	0.69	(0.13)	(0.47)	(0.60)	10.77	6.76	0.70	0.36	2.21	10,911	14
2016	10.92	0.12	0.47	0.59	(0.16)	(0.67)	(0.83)	10.68	5.74	0.71	0.36	1.18	13,370	31
2015	11.75	0.12	(0.51)	(0.39)	(0.20)	(0.24)	(0.44)	10.92	(3.46)	0.67	0.36	1.14	12,852	36
2014	10.00	0.14	1.82	1.96	(0.19)	(0.02)	(0.21)	11.75	19.81	0.76	0.36	1.45	18,090	22
2045 Fund
2017(7)	10.92	0.09	0.61	0.70	(0.13)	(0.38)	(0.51)	11.11	6.71	1.36	0.36	1.75	914	14
2016	10.48	0.09	0.53	0.62	(0.15)	(0.03)	(0.18)	10.92	6.02	1.53	0.36	1.33	868	32
2015	10.84	(0.01)	(0.34)	(0.35)	(0.01)	—	(0.01)	10.48	(3.27)	2.14	0.36	0.26	1,142	95
2014(5)	10.00	0.00	0.84	0.84	—	—	—	10.84	8.40	33.37	0.36	0.04	154	35
2050 Fund
2017(7)	11.05	0.20	0.52	0.72	(0.13)	(0.48)	(0.61)	11.16	6.73	0.83	0.36	2.73	7,547	14
2016	10.96	0.13	0.50	0.63	(0.16)	(0.38)	(0.54)	11.05	5.98	0.86	0.36	1.15	10,382	29
2015	11.76	0.12	(0.50)	(0.38)	(0.19)	(0.23)	(0.42)	10.96	(3.37)	0.84	0.36	1.06	10,275	39
2014	10.00	0.14	1.81	1.95	(0.17)	(0.02)	(0.19)	11.76	19.69	1.08	0.36	1.36	11,231	28
2055 Fund
2017(7)	10.85	0.08	0.63	0.71	(0.12)	(0.34)	(0.46)	11.10	6.70	2.34	0.36	1.63	635	25
2016	10.41	0.09	0.54	0.63	(0.13)	(0.06)	(0.19)	10.85	6.15	3.32	0.36	1.46	410	38
2015	10.85	0.06	(0.42)	(0.36)	(0.06)	(0.02)	(0.08)	10.41	(3.33)	6.91	0.36	0.57	1,049	61
2014(5)	10.00	0.00	0.85	0.85	—	—	—	10.85	8.50	50.05	0.36	0.07	143	123

(See Notes which are an integral part of the Financial Statements)

30

Financial Highlights—Investor Class of Shares (For a share outstanding throughout each period) (continued)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(3)	Ratios to Average Net Assets (4)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
										Gross Expenses	Net Expenses (2)	Net investment income (2)
Conservative Allocation Fund
2017(7)	$9.80	$0.10	$0.05	$0.15	$(0.24)	$(0.00)	$(0.24)	$9.71	1.58%	0.56%	0.33%	1.74%	$16,467	14%
2016	9.76	0.25	0.21	0.46	(0.23)	(0.19)	(0.42)	9.80	4.98	0.56	0.33	2.23	17,919	31
2015	10.14	0.20	(0.34)	(0.14)	(0.16)	(0.08)	(0.24)	9.76	(1.37)	0.57	0.33	1.97	23,598	39
2014(6)	10.00	0.03	0.11	0.14	—	—	—	10.14	1.40	0.60	0.33	1.17	25,931	10
Moderate Allocation Fund
2017(7)	9.72	0.10	0.23	0.33	(0.22)	(0.14)	(0.36)	9.69	3.43	0.58	0.30	1.66	11,929	15
2016	9.78	0.24	0.23	0.47	(0.20)	(0.33)	(0.53)	9.72	5.13	0.56	0.30	1.92	13,119	38
2015	10.20	0.17	(0.36)	(0.19)	(0.17)	(0.06)	(0.23)	9.78	(1.89)	0.57	0.30	1.72	22,595	30
2014(6)	10.00	0.04	0.16	0.20	—	—	—	10.20	2.00	0.60	0.30	1.60	24,928	8
Balanced Allocation Fund
2017(7)	9.42	0.08	0.38	0.46	(0.18)	(0.51)	(0.69)	9.19	5.07	0.48	0.33	1.51	101,544	15
2016	9.78	0.15	0.32	0.47	(0.17)	(0.66)	(0.83)	9.42	5.23	0.47	0.33	1.54	110,814	33
2015	10.26	0.15	(0.39)	(0.24)	(0.17)	(0.07)	(0.24)	9.78	(2.41)	0.47	0.33	1.38	157,207	29
2014(6)	10.00	0.03	0.23	0.26	—	—	—	10.26	2.60	0.47	0.33	1.14	184,860	6
Growth Allocation Fund
2017(7)	9.57	0.07	0.57	0.64	(0.12)	(0.43)	(0.55)	9.66	6.95	0.57	0.30	1.49	18,442	24
2016	9.82	0.12	0.37	0.49	(0.16)	(0.58)	(0.74)	9.57	5.28	0.56	0.30	1.22	24,691	38
2015	10.31	0.11	(0.41)	(0.30)	(0.16)	(0.03)	(0.19)	9.82	(2.95)	0.57	0.30	1.10	43,023	20
2014(6)	10.00	0.02	0.29	0.31	—	—	—	10.31	3.10	0.60	0.30	0.73	46,520	6
Aggressive Allocation Fund
2017(7)	9.56	0.09	0.66	0.75	(0.10)	(0.83)	(0.93)	9.38	8.33	0.53	0.33	1.53	41,649	16
2016	9.85	0.10	0.38	0.48	(0.13)	(0.64)	(0.77)	9.56	5.14	0.52	0.33	1.04	52,260	33
2015	10.36	0.12	(0.41)	(0.29)	(0.18)	(0.04)	(0.22)	9.85	(2.79)	0.53	0.34	0.73	83,064	44
2014(6)	10.00	0.01	0.35	0.36	—	—	—	10.36	3.60	0.58	0.36	0.42	63,049	3

(1)	Based on net asset value as of end of period date.
(2)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the net expense and net investment income ratios.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year. Excludes acquired fund fees and expenses of underlying funds.
(5)	Reflects operations for the period from December 27, 2013 (inception date) to August 31, 2014.
(6)	Reflects operations for the period from May 30, 2014 (inception date) to August 31, 2014.
(7)	For the six months ended February 28, 2017 (Unaudited).

(See Notes which are an integral part of the Financial Statements)

31

Financial Highlights—Institutional Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(3)	Ratios to Average Net Assets (4)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
										Gross Expenses	Net Expenses (2)	Net investment income (2)
Conservative Allocation Fund
2017(6)	$9.81	$0.09	$0.07	$0.16	$(0.27)	$(0.00)	$(0.27)	$9.70	1.72%	0.31%	0.08%	1.95%	$29,755	14%
2016	9.77	0.24	0.25	0.49	(0.26)	(0.19)	(0.45)	9.81	5.29	0.31	0.08	2.46	29,479	31
2015	10.15	0.23	(0.35)	(0.12)	(0.17)	(0.09)	(0.26)	9.77	(1.22)	0.32	0.08	2.23	29,104	39
2014(5)	10.00	0.04	0.11	0.15	—	—	—	10.15	1.50	0.35	0.08	1.41	29,082	10
Moderate Allocation Fund
2017(6)	9.73	0.10	0.24	0.34	(0.25)	(0.14)	(0.39)	9.68	3.54	0.33	0.05	1.89	11,496	15
2016	9.79	0.23	0.28	0.51	(0.24)	(0.33)	(0.57)	9.73	5.50	0.31	0.05	2.15	11,990	38
2015	10.21	0.21	(0.38)	(0.17)	(0.18)	(0.07)	(0.25)	9.79	(1.75)	0.32	0.05	1.95	16,112	30
2014(5)	10.00	0.05	0.16	0.21	—	—	—	10.21	2.10	0.35	0.05	1.82	17,704	8
Balanced Allocation Fund
2017(6)	9.43	0.08	0.39	0.47	(0.20)	(0.51)	(0.71)	9.19	5.29	0.23	0.08	1.68	64,940	15
2016	9.79	0.17	0.33	0.50	(0.20)	(0.66)	(0.86)	9.43	5.54	0.22	0.08	1.73	74,515	33
2015	10.26	0.17	(0.39)	(0.22)	(0.19)	(0.06)	(0.25)	9.79	(2.17)	0.22	0.08	1.59	81,475	29
2014(5)	10.00	0.04	0.22	0.26	—	—	—	10.26	2.60	0.22	0.08	1.39	79,584	6
Growth Allocation Fund
2017(6)	9.58	0.05	0.60	0.65	(0.15)	(0.43)	(0.58)	9.65	7.07	0.32	0.05	1.41	9,944	24
2016	9.84	0.14	0.37	0.51	(0.19)	(0.58)	(0.77)	9.58	5.50	0.31	0.05	1.48	9,696	38
2015	10.32	0.15	(0.42)	(0.27)	(0.18)	(0.03)	(0.21)	9.84	(2.72)	0.32	0.05	1.32	15,252	20
2014(5)	10.00	0.02	0.30	0.32	—	—	—	10.32	3.20	0.35	0.05	0.96	18,598	6
Aggressive Allocation Fund
2017(6)	9.57	0.09	0.66	0.75	(0.13)	(0.83)	(0.96)	9.36	8.38	0.28	0.08	1.77	22,219	16
2016	9.87	0.11	0.39	0.50	(0.16)	(0.64)	(0.80)	9.57	5.41	0.27	0.08	1.31	24,026	33
2015	10.37	0.14	(0.40)	(0.26)	(0.19)	(0.05)	(0.24)	9.87	(2.55)	0.28	0.09	1.06	31,770	44
2014(5)	10.00	0.02	0.35	0.37	—	—	—	10.37	3.70	0.33	0.11	0.66	27,401	3

(1)	Based on net asset value as of end of period date.
(2)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the net expense and net investment income ratios.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year. Excludes acquired fund fees and expenses of underlying funds.
(5)	Reflects operations for the period from May 30, 2014 (inception date) to August 31, 2014.
(6)	For the six months ended February 28, 2017 (Unaudited).

(See Notes which are an integral part of the Financial Statements)

32

Financial Highlights—Retirement Class R-3 of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(3)	Ratios to Average Net Assets (4)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
										Gross Expenses	Net Expenses (2)	Net investment income (loss) (2)
In-Retirement Fund
2017(7)	$9.54	$0.18	$0.06	$0.24	$(0.20)	$(0.49)	$(0.69)	$9.09	2.67%	1.59%	0.58%	1.94%	$1,005	16%
2016	10.01	0.19	0.28	0.47	(0.21)	(0.73)	(0.94)	9.54	5.19	1.50	0.58	1.77	1,720	44
2015	11.03	0.19	(0.42)	(0.23)	(0.26)	(0.53)	(0.79)	10.01	(2.24)	1.28	0.58	1.76	2,149	53
2014	10.00	0.19	0.98	1.17	(0.12)	(0.02)	(0.14)	11.03	11.74	1.33	0.58	1.64	4,283	45
2015 Fund
2017(7)	10.65	0.09	0.27	0.36	(0.19)	—	(0.19)	10.82	3.48	4.15	0.58	1.75	140	33
2016	10.41	0.26	0.30	0.56	(0.21)	(0.11)	(0.32)	10.65	5.57	4.32	0.58	1.75	136	49
2015	10.72	0.09	(0.36)	(0.27)	(0.04)	—	(0.04)	10.41	(2.50)	4.46	0.58	1.33	221	83
2014(5)	10.00	0.03	0.69	0.72	—	—	—	10.72	7.20	73.79	0.58	1.18	105	29
2020 Fund
2017(7)	10.22	0.12	0.31	0.43	(0.16)	(0.48)	(0.64)	10.01	4.44	0.88	0.58	2.14	10,413	14
2016	10.48	0.17	0.39	0.56	(0.18)	(0.64)	(0.82)	10.22	5.74	0.88	0.58	1.44	11,985	39
2015	11.33	0.17	(0.48)	(0.31)	(0.22)	(0.32)	(0.54)	10.48	(2.88)	0.84	0.58	1.39	15,177	37
2014	10.00	0.15	1.36	1.51	(0.14)	(0.04)	(0.18)	11.33	15.23	0.88	0.58	1.28	23,025	35
2025 Fund
2017(7)	10.69	0.08	0.46	0.54	(0.15)	(0.19)	(0.34)	10.89	5.19	1.19	0.58	1.51	1,213	13
2016	10.38	0.14	0.42	0.56	(0.16)	(0.09)	(0.25)	10.69	5.49	1.26	0.58	1.30	1,053	33
2015	10.76	0.03	(0.36)	(0.33)	(0.05)	—	(0.05)	10.38	(3.06)	1.51	0.58	0.74	1,388	53
2014(5)	10.00	0.04	0.72	0.76	—	—	—	10.76	7.60	24.85	0.58	0.59	2	22
2030 Fund
2017(7)	10.78	0.11	0.49	0.60	(0.12)	(0.42)	(0.54)	10.84	5.77	0.85	0.62	1.83	8,389	13
2016	10.82	0.12	0.45	0.57	(0.15)	(0.46)	(0.61)	10.78	5.53	0.86	0.62	1.15	9,875	33
2015	11.59	0.13	(0.51)	(0.38)	(0.14)	(0.25)	(0.39)	10.82	(3.39)	0.84	0.62	1.09	12,812	45
2014	10.00	0.13	1.65	1.78	(0.17)	(0.02)	(0.19)	11.59	17.98	0.91	0.62	1.21	20,329	29
2035 Fund
2017(7)	10.67	0.07	0.58	0.65	(0.12)	(0.32)	(0.44)	10.88	6.26	1.19	0.62	1.39	400	14
2016	10.27	0.12	0.44	0.56	(0.12)	(0.04)	(0.16)	10.67	5.55	1.27	0.62	1.06	492	29
2015	10.68	(0.03)	(0.36)	(0.39)	(0.02)	—	(0.02)	10.27	(3.65)	1.54	0.62	(0.13)	734	96
2014(5)	10.00	0.01	0.67	0.68	—	—	—	10.68	6.80	23.88	0.62	0.19	3	29
2040 Fund
2017(7)	10.69	0.13	0.55	0.68	(0.10)	(0.47)	(0.57)	10.80	6.57	0.95	0.61	2.00	3,966	14
2016	10.91	0.12	0.44	0.56	(0.11)	(0.67)	(0.78)	10.69	5.48	0.96	0.61	1.06	4,991	31
2015	11.72	0.10	(0.50)	(0.40)	(0.17)	(0.24)	(0.41)	10.91	(3.57)	0.92	0.61	0.92	7,748	36
2014	10.00	0.11	1.82	1.93	(0.19)	(0.02)	(0.21)	11.72	19.42	1.01	0.61	0.97	11,429	22
2045 Fund
2017(7)	10.87	0.06	0.64	0.70	(0.12)	(0.38)	(0.50)	11.07	6.64	1.61	0.61	1.14	453	14
2016	10.42	0.13	0.46	0.59	(0.11)	(0.03)	(0.14)	10.87	5.74	1.78	0.61	1.02	426	32
2015	10.82	(0.07)	(0.31)	(0.38)	(0.02)	—	(0.02)	10.42	(3.53)	2.39	0.61	(0.90)	746	95
2014 (5)	10.00	0.00	0.82	0.82	—	—	—	10.82	8.20	33.62	0.61	0.01	3	35
2050 Fund
2017(7)	11.04	0.12	0.58	0.70	(0.11)	(0.48)	(0.59)	11.15	6.55	1.08	0.61	1.82	3,909	14
2016	10.95	0.10	0.50	0.60	(0.13)	(0.38)	(0.51)	11.04	5.66	1.11	0.61	0.98	4,515	29
2015	11.74	0.09	(0.50)	(0.41)	(0.15)	(0.23)	(0.38)	10.95	(3.57)	1.09	0.61	0.81	5,072	39
2014	10.00	0.11	1.82	1.93	(0.17)	(0.02)	(0.19)	11.74	19.40	1.33	0.61	0.87	6,826	28
2055 Fund
2017(7)	10.80	0.07	0.62	0.69	(0.11)	(0.34)	(0.45)	11.04	6.60	2.59	0.61	1.49	662	25
2016	10.38	0.09	0.50	0.59	(0.11)	(0.06)	(0.17)	10.80	5.73	3.57	0.61	0.82	477	38
2015	10.84	0.03	(0.41)	(0.38)	(0.06)	(0.02)	(0.08)	10.38	(3.55)	7.16	0.61	0.14	395	61
2014 (5)	10.00	0.01	0.83	0.84	—	—	—	10.84	8.40	50.30	0.61	0.44	54	123

(See Notes which are an integral part of the Financial Statements)

33

Financial Highlights—Retirement Class R-3 of Shares (For a share outstanding throughout each period) (continued)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(3)	Ratios to Average Net Assets (4)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
										Gross Expenses	Net Expenses (2)	Net investment income (loss) (2)
Conservative Allocation Fund
2017(7)	$9.80	$0.06	$0.07	$0.13	$(0.22)	$(0.00)	$(0.22)	$9.71	1.39%	0.81%	0.58%	1.50%	$4,447	14%
2016	9.74	0.21	0.24	0.45	(0.20)	(0.19)	(0.39)	9.80	4.82	0.81	0.58	1.97	6,802	31
2015	10.14	0.20	(0.37)	(0.17)	(0.15)	(0.08)	(0.23)	9.74	(1.72)	0.82	0.58	1.74	7,624	39
2014(6)	10.00	0.02	0.12	0.14	—	—	—	10.14	1.40	0.85	0.58	0.91	11,583	10
Moderate Allocation Fund
2017(7)	9.72	0.06	0.24	0.30	(0.19)	(0.14)	(0.33)	9.69	3.21	0.83	0.55	1.33	13,036	15
2016	9.76	0.26	0.19	0.45	(0.16)	(0.33)	(0.49)	9.72	4.90	0.81	0.55	1.65	12,695	38
2015	10.20	0.15	(0.37)	(0.22)	(0.16)	(0.06)	(0.22)	9.76	(2.23)	0.82	0.55	1.45	22,279	30
2014(6)	10.00	0.03	0.17	0.20	—	—	—	10.20	2.00	0.85	0.55	1.33	19,949	8
Balanced Allocation Fund
2017(7)	9.40	0.06	0.39	0.45	(0.14)	(0.51)	(0.65)	9.20	5.08	0.73	0.58	1.20	26,577	15
2016	9.76	0.13	0.31	0.44	(0.14)	(0.66)	(0.80)	9.40	4.94	0.72	0.58	1.28	29,095	33
2015	10.25	0.12	(0.38)	(0.26)	(0.16)	(0.07)	(0.23)	9.76	(2.64)	0.72	0.58	1.15	38,677	29
2014(6)	10.00	0.02	0.23	0.25	—	—	—	10.25	2.50	0.72	0.58	0.89	44,647	6
Growth Allocation Fund
2017(7)	9.55	0.08	0.55	0.63	(0.08)	(0.43)	(0.51)	9.67	6.88	0.82	0.55	1.31	20,094	24
2016	9.81	0.09	0.37	0.46	(0.14)	(0.58)	(0.72)	9.55	4.95	0.81	0.55	0.91	25,876	38
2015	10.30	0.09	(0.40)	(0.31)	(0.15)	(0.03)	(0.18)	9.81	(3.10)	0.82	0.55	0.83	28,903	20
2014(6)	10.00	0.01	0.29	0.30	—	—	—	10.30	3.00	0.85	0.55	0.46	31,065	6
Aggressive Allocation Fund
2017(7)	9.55	0.05	0.68	0.73	(0.09)	(0.83)	(0.92)	9.36	8.08	0.78	0.58	1.02	18,099	16
2016	9.84	0.07	0.38	0.45	(0.10)	(0.64)	(0.74)	9.55	4.87	0.77	0.58	0.77	19,395	33
2015	10.35	0.10	(0.40)	(0.30)	(0.17)	(0.04)	(0.21)	9.84	(2.94)	0.78	0.59	0.48	22,578	44
2014(6)	10.00	0.00	0.35	0.35	—	—	—	10.35	3.50	0.83	0.61	0.16	16,200	3

(1)	Based on net asset value as of end of period date.
(2)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the net expense and net investment income (loss) ratios.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year. Excludes acquired fund fees and expenses of underlying funds.
(5)	Reflects operations for the period from December 27, 2013 (inception date) to August 31, 2014.
(6)	Reflects operations for the period from May 30, 2014 (inception date) to August 31, 2014.
(7)	For the six months ended February 28, 2017 (Unaudited).

(See Notes which are an integral part of the Financial Statements)

34

Financial Highlights—Retirement Class R-6 of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(3)	Ratios to Average Net Assets (4)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
										Gross Expenses	Net Expenses (2)(7)	Net investment income (2)
In-Retirement Fund
2017(8)	$9.55	$0.14	$0.12	$0.26	$(0.28)	$(0.49)	$(0.77)	$9.04	2.94%	0.94%	0.00%	2.46%	$12,256	16%
2016	10.05	0.26	0.27	0.53	(0.30)	(0.73)	(1.03)	9.55	5.85	0.85	0.00	2.37	16,406	44
2015	11.08	0.29	(0.45)	(0.16)	(0.34)	(0.53)	(0.87)	10.05	(1.54)	0.63	0.00	2.35	16,611	53
2014	10.00	0.25	0.99	1.24	(0.14)	(0.02)	(0.16)	11.08	12.47	0.68	0.00	2.31	20,128	45
2015 Fund
2017(8)	10.73	0.12	0.29	0.41	(0.26)	—	(0.26)	10.88	3.93	3.50	0.00	2.41	3,706	33
2016	10.50	0.25	0.38	0.63	(0.29)	(0.11)	(0.40)	10.73	6.22	3.67	0.00	2.21	3,744	49
2015	10.78	0.13	(0.34)	(0.21)	(0.07)	—	(0.07)	10.50	(1.92)	3.81	0.00	1.94	4,234	83
2014(5)	10.00	0.08	0.70	0.78	—	—	—	10.78	7.80	73.14	0.00	1.75	174	29
2020 Fund
2017(8)	10.23	0.14	0.33	0.47	(0.23)	(0.48)	(0.71)	9.99	4.89	0.23	0.00	2.59	61,261	14
2016	10.52	0.21	0.41	0.62	(0.27)	(0.64)	(0.91)	10.23	6.39	0.23	0.00	2.01	62,358	39
2015	11.38	0.25	(0.50)	(0.25)	(0.29)	(0.32)	(0.61)	10.52	(2.28)	0.19	0.00	1.98	53,085	37
2014	10.00	0.22	1.36	1.58	(0.16)	(0.04)	(0.20)	11.38	15.98	0.23	0.00	1.97	59,502	35
2025 Fund
2017(8)	10.81	0.12	0.47	0.59	(0.22)	(0.19)	(0.41)	10.99	5.57	0.54	0.00	2.25	30,458	13
2016	10.48	0.19	0.44	0.63	(0.21)	(0.09)	(0.30)	10.81	6.15	0.61	0.00	1.83	28,905	33
2015	10.81	0.09	(0.35)	(0.26)	(0.07)	—	(0.07)	10.48	(2.45)	0.86	0.00	1.48	26,042	53
2014 (5)	10.00	0.05	0.76	0.81	—	—	—	10.81	8.10	24.20	0.00	1.39	1,363	22
2030 Fund
2017(8)	10.81	0.12	0.52	0.64	(0.20)	(0.42)	(0.62)	10.83	6.13	0.20	0.00	2.04	77,835	13
2016	10.87	0.19	0.45	0.64	(0.24)	(0.46)	(0.70)	10.81	6.21	0.21	0.00	1.66	73,828	33
2015	11.64	0.16	(0.46)	(0.30)	(0.22)	(0.25)	(0.47)	10.87	(2.70)	0.19	0.00	1.57	60,302	45
2014	10.00	0.19	1.66	1.85	(0.19)	(0.02)	(0.21)	11.64	18.70	0.26	0.00	1.50	48,829	29
2035 Fund
2017(8)	10.79	0.11	0.57	0.68	(0.18)	(0.32)	(0.50)	10.97	6.54	0.54	0.00	2.17	31,604	14
2016	10.38	0.17	0.47	0.64	(0.19)	(0.04)	(0.23)	10.79	6.26	0.62	0.00	1.57	30,132	29
2015	10.73	0.04	(0.36)	(0.32)	(0.03)	—	(0.03)	10.38	(2.99)	0.89	0.00	0.97	27,613	96
2014(5)	10.00	0.04	0.69	0.73	—	—	—	10.73	7.30	23.23	0.00	1.06	1,201	29
2040 Fund
2017(8)	10.71	0.11	0.59	0.70	(0.18)	(0.47)	(0.65)	10.76	6.84	0.30	0.00	1.97	51,322	14
2016	10.96	0.17	0.46	0.63	(0.21)	(0.67)	(0.88)	10.71	6.17	0.31	0.00	1.51	48,219	31
2015	11.78	0.16	(0.50)	(0.34)	(0.24)	(0.24)	(0.48)	10.96	(2.98)	0.27	0.00	1.45	40,193	36
2014	10.00	0.18	1.83	2.01	(0.21)	(0.02)	(0.23)	11.78	20.26	0.36	0.00	1.39	39,760	22
2045 Fund
2017(8)	10.98	0.12	0.62	0.74	(0.18)	(0.38)	(0.56)	11.16	7.02	0.96	0.00	2.21	15,935	14
2016	10.53	0.16	0.50	0.66	(0.18)	(0.03)	(0.21)	10.98	6.38	1.13	0.00	1.48	15,877	32
2015	10.87	0.03	(0.35)	(0.32)	(0.02)	—	(0.02)	10.53	(2.91)	1.74	0.00	0.85	13,046	95
2014(5)	10.00	0.04	0.83	0.87	—	—	—	10.87	8.70	32.97	0.00	0.93	895	35
2050 Fund
2017(8)	11.08	0.10	0.64	0.74	(0.19)	(0.48)	(0.67)	11.15	6.94	0.43	0.00	1.79	32,606	14
2016	11.00	0.17	0.50	0.67	(0.21)	(0.38)	(0.59)	11.08	6.37	0.46	0.00	1.48	30,317	29
2015	11.80	0.14	(0.48)	(0.34)	(0.23)	(0.23)	(0.46)	11.00	(2.99)	0.44	0.00	1.37	22,487	39
2014	10.00	0.18	1.83	2.01	(0.19)	(0.02)	(0.21)	11.80	20.24	0.68	0.00	1.39	17,346	28
2055 Fund
2017(8)	10.91	0.12	0.62	0.74	(0.17)	(0.34)	(0.51)	11.14	6.96	1.94	0.00	2.23	7,637	25
2016	10.47	0.15	0.51	0.66	(0.16)	(0.06)	(0.22)	10.91	6.43	2.92	0.00	1.30	6,866	38
2015	10.89	0.07	(0.39)	(0.32)	(0.08)	(0.02)	(0.10)	10.47	(2.96)	6.51	0.00	0.90	2,809	61
2014(5)	10.00	0.03	0.86	0.89	—	—	—	10.89	8.90	49.65	0.00	0.84	477	123

(See Notes which are an integral part of the Financial Statements)

35

Financial Highlights—Retirement Class R-6 of Shares (For a share outstanding throughout each period) (continued)

Period Ended August 31,	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(3)	Ratios to Average Net Assets (4)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
										Gross Expenses	Net Expenses (2)(7)	Net investment income (2)
Conservative Allocation Fund
2017(8)	$9.82	$0.11	$0.07	$0.18	$(0.29)	$(0.00)	$(0.29)	$9.71	1.87%	0.16%	0.00%	2.10%	$88,222	14%
2016	9.79	0.25	0.24	0.49	(0.27)	(0.19)	(0.46)	9.82	5.34	0.16	0.00	2.61	88,818	31
2015	10.15	0.25	(0.34)	(0.09)	(0.19)	(0.08)	(0.27)	9.79	(0.94)	0.17	0.00	2.38	86,637	39
2014(6)	10.00	0.04	0.11	0.15	—	—	—	10.15	1.50	0.20	0.00	1.57	92,207	10
Moderate Allocation Fund
2017(8)	9.74	0.12	0.21	0.33	(0.26)	(0.14)	(0.40)	9.67	3.52	0.18	0.00	2.08	89,597	15
2016	9.80	0.22	0.30	0.52	(0.25)	(0.33)	(0.58)	9.74	5.67	0.16	0.00	2.27	101,327	38
2015	10.21	0.21	(0.37)	(0.16)	(0.19)	(0.06)	(0.25)	9.80	(1.56)	0.17	0.00	2.11	93,206	30
2014(6)	10.00	0.05	0.16	0.21	—	—	—	10.21	2.10	0.20	0.00	1.99	95,654	8
Balanced Allocation Fund
2017(8)	9.44	0.13	0.35	0.48	(0.22)	(0.51)	(0.73)	9.19	5.35	0.08	0.00	2.04	219,778	15
2016	9.80	0.18	0.33	0.51	(0.21)	(0.66)	(0.87)	9.44	5.70	0.07	0.00	1.87	252,982	33
2015	10.27	0.18	(0.39)	(0.21)	(0.19)	(0.07)	(0.26)	9.80	(2.08)	0.07	0.00	1.78	247,496	29
2014(6)	10.00	0.04	0.23	0.27	—	—	—	10.27	2.70	0.07	0.00	1.54	284,021	6
Growth Allocation Fund
2017(8)	9.59	0.10	0.56	0.66	(0.17)	(0.43)	(0.60)	9.65	7.14	0.17	0.00	1.96	89,609	24
2016	9.85	0.15	0.37	0.52	(0.20)	(0.58)	(0.78)	9.59	5.67	0.16	0.00	1.51	79,852	38
2015	10.32	0.16	(0.41)	(0.25)	(0.19)	(0.03)	(0.22)	9.85	(2.52)	0.17	0.00	1.47	67,727	20
2014(6)	10.00	0.03	0.29	0.32	—	—	—	10.32	3.20	0.20	0.00	1.11	56,647	6
Aggressive Allocation Fund
2017(8)	9.58	0.10	0.66	0.76	(0.15)	(0.83)	(0.98)	9.36	8.46	0.13	0.00	1.94	120,679	16
2016	9.88	0.14	0.38	0.52	(0.18)	(0.64)	(0.82)	9.58	5.58	0.12	0.00	1.38	123,203	33
2015	10.37	0.17	(0.41)	(0.24)	(0.21)	(0.04)	(0.25)	9.88	(2.37)	0.12	0.00	1.12	113,933	44
2014(6)	10.00	0.02	0.35	0.37	—	—	—	10.37	3.70	0.18	0.00	0.82	73,040	3

(1)	Based on net asset value as of end of period date.
(2)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the net expense and net investment income ratios.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year. Excludes acquired fund fees and expenses of underlying funds.
(5)	Reflects operations for the period from December 27, 2013 (inception date) to August 31, 2014.
(6)	Reflects operations for the period from May 30, 2014 (inception date) to August 31, 2014.
(7)	Please refer to Note 5, subsection Investment Adviser Fee and Other Transactions with Affiliates, in the Notes to Financial Statements.
(8)	For the six months ended February 28, 2017 (Unaudited).

(See Notes which are an integral part of the Financial Statements)

36

February 28, 2017 (Unaudited)

Notes to Financial Statements	BMO Funds

1.	Organization

BMO Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of February 28, 2017, the Corporation consisted of 44 portfolios, including 10 target retirement and 5 target risk diversified portfolios within this semi-annual report (individually referred to as the “Fund,” or collectively as the “Funds”), each with differing share class offerings as well as 29 other portfolios whose semi-annual report is available under a separate cover. BMO Asset Management Corp. serves as the Funds’ investment adviser (the “Adviser”), a Delaware corporation headquartered in Chicago, Illinois that is a wholly-owned subsidiary of BMO Financial Corp.

BMO Fund names as displayed throughout this report	Fund Inception Date	Investment Objective
Target Retirement
In-Retirement Fund	August 30, 2013	The investment objective of each Target Retirement Fund is to achieve growth, income, and conservation of capital to varying degrees depending on its proximity to its target date. As the Fund approaches its target date, the Fund will reduce its emphasis on growth and increase its emphasis on income and preservation of capital.
2015 Fund	December 27, 2013
2020 Fund	August 30, 2013
2025 Fund	December 27, 2013
2030 Fund	August 30, 2013
2035 Fund	December 27, 2013
2040 Fund	August 30, 2013
2045 Fund	December 27, 2013
2050 Fund	August 30, 2013
2055 Fund	December 27, 2013
Target Risk
Conservative Allocation Fund	May 30, 2014	To provide total return primarily from income, secondarily from appreciation.
Moderate Allocation Fund	May 30, 2014	To provide total investment return from income and appreciation.
Balanced Allocation Fund	May 30, 2014	To provide total investment return from income and appreciation.
Growth Allocation Fund	May 30, 2014	To provide total investment return from income and appreciation.
Aggressive Allocation Fund	May 30, 2014	To provide total investment return primarily from appreciation, secondarily from income.

The target investment allocation for each of the Target Risk Funds, based on each Fund’s total assets, is set forth below.

Target Risk Fund	Equity	Fixed Income	Money Market Funds
Conservative Allocation Fund	10%–30%	70%–100%	0%–10%
Moderate Allocation Fund	30%–50%	50%–70%	0%–10%
Balanced Allocation Fund	50%–70%	30%–50%	0%–10%
Growth Allocation Fund	70%–90%	10%–30%	0%–10%
Aggressive Allocation Fund	90%–100%	0%	0%–10%

Each Fund seeks to achieve its investment objectives by investing in a mix (without limitation) of BMO Funds and unaffiliated mutual funds. The Funds are designed to provide investors with investment management, asset allocation, and ongoing reallocation over time. Each Fund is considered a “fund of funds” because it invests in other mutual funds. A fund of funds bears its own direct expenses in addition to bearing a proportionate share of expenses charged to the underlying funds in which it invests.

2.	Significant Accounting Policies

The Funds are investment companies and follow the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Investment Valuations—Investments in other open-end registered investment companies are valued at net asset value.

Securities or other assets for which market valuations are not readily available, or are deemed to be inaccurate, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the “Directors”). The Directors have established a Pricing Committee, which is responsible for determinations of fair value, subject to the supervision of the Directors. In determining fair value, the Pricing Committee takes into account all information available and any factors it deems appropriate. Consequently, the price of securities used by a Fund to calculate its Net Asset Value (“NAV”) may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that would be realized upon the sale of that security and the differences may be material to the NAV of the respective Fund or the financial statements presented.

37

Notes to Financial Statements (continued)

The Pricing Committee may determine that a security needs to be fair valued. In valuing underlying fund investments, the Funds use the NAVs reported by the underlying funds. An underlying fund may need to fair value one or more of its investments, which may, in turn, require a Fund to do the same because of delays in obtaining the underlying fund’s NAV.

Investment Income, Expenses, and Distributions—Investment income and expenses are accrued daily. The Funds distribute net investment income, if any, and net realized gains (net of any capital loss carryovers) annually. Dividend income, realized gain distributions from underlying funds, and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value.

The Funds offer multiple classes of shares which differ in their respective distribution, administration, and service fees. All shareholders bear the common expenses of the Funds. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in class-specific expenses. Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of total shares outstanding of each class without distinction between share classes. Expenses attributable to a particular class of shares, such as shareholder servicing fees, are allocated directly to that class.

Federal Income Taxes—The policies and procedures of the Funds require compliance with Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribution to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

Securities of Other Investment Companies & Underlying Fund Investment Risk—The Funds may invest in the securities of other investment companies, including exchange-traded funds, within the limits prescribed by the 1940 Act and the rules promulgated thereunder. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. The Funds also may invest in investment companies that are not organized under the laws of the United States. The Fund’s risks are directly related to the risks of the underlying funds. It is important to understand the risks associated with investing in the underlying funds.

Commitments and Contingencies—In the normal course of business, the Corporation enters into contracts that provide general indemnifications to other parties. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation that have not yet occurred. However, the Corporation has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Other—Investment transactions are accounted for on a trade date basis. Net realized gains and losses on securities are computed on the basis of specific security lot identification.

3.	Fair Value Measurement

Fair Valuation Measurement defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting issuer (observable inputs) and (2) the reporting issuer’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement.

Various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common and preferred stocks, options and futures contracts, and U.S. registered mutual funds are generally categorized as Level 1.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Fixed income securities, repurchase agreements, cash collateral received as part of the securities lending program, and securities valued by an independent fair value pricing service are generally categorized as Level 2.

Level 3—significant unobservable inputs, including management’s own assumptions in determining the fair value of investments.

In May 2015, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standard Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Unit (or Its Equivalent), modifying ASC 820. Under the modifications, investments in private investment funds valued at net asset value are no longer included in the fair value hierarchy. For the period ended February 28, 2017, the Funds had no investments in private investment funds, and there were no investments excluded from the fair value hierarchy. It is the Funds’ policy to recognize transfers between category levels at the end of the period. For the period ended February 28, 2017, there were no transfers in and out of Level 1, Level 2 and Level 3. The Funds did not hold any Level 2 or Level 3 securities as of February 28, 2017.

38

BMO Funds

The following is a summary of the inputs used, as of February 28, 2017, in valuing the Funds’ assets:

	In-Retirement Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$16,111,552	$—	$—	$16,111,552
Short-Term Investments	191,455	—	—	191,455

Total	$16,303,007	$—	$—	$16,303,007

	2015 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$4,690,815	$—	$—	$4,690,815
Short-Term Investments	92,320	—	—	92,320

Total	$4,783,135	$—	$—	$4,783,135

	2020 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$87,709,159	$—	$—	$87,709,159
Short-Term Investments	1,123,302	—	—	1,123,302

Total	$88,832,461	$—	$—	$88,832,461

	2025 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$32,192,676	$—	$—	$32,192,676
Short-Term Investments	69	—	—	69

Total	$32,192,745	$—	$—	$32,192,745

	2030 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$102,857,338	$—	$—	$102,857,338
Short-Term Investments	1,102,362	—	—	1,102,362

Total	$103,959,700	$—	$—	$103,959,700

	2035 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$32,573,158	$—	$—	$32,573,158
Short-Term Investments	349,453	—	—	349,453

Total	$32,922,611	$—	$—	$32,922,611

	2040 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$65,235,244	$—	$—	$65,235,244
Short-Term Investments	742,528	—	—	742,528

Total	$65,977,772	$—	$—	$65,977,772

	2045 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$17,093,317	$—	$—	$17,093,317
Short-Term Investments	278,354	—	—	278,354

Total	$17,371,671	$—	$—	$17,371,671

	2050 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$43,471,307	$—	$—	$43,471,307
Short-Term Investments	577,336	—	—	577,336

Total	$44,048,643	$—	$—	$44,048,643

	2055 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$8,706,924	$—	$—	$8,706,924
Short-Term Investments	144,197	—	—	144,197

Total	$8,851,121	$—	$—	$8,851,121

	Conservative Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$137,462,488	$—	$—	$137,462,488
Short-Term Investments	1,387,586	—	—	1,387,586

Total	$138,850,074	$—	$—	$138,850,074

	Moderate Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$124,564,584	$—	$—	$124,564,584
Short-Term Investments	1,289,046	—	—	1,289,046

Total	$125,853,630	$—	$—	$125,853,630

	Balanced Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$408,706,894	$—	$—	$408,706,894
Short-Term Investments	4,176,910	—	—	4,176,910

Total	$412,883,804	$—	$—	$412,883,804

	Growth Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$137,108,688	$—	$—	$137,108,688
Short-Term Investments	1,747,274	—	—	1,747,274

Total	$138,855,962	$—	$—	$138,855,962

	Aggressive Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$200,838,806	$—	$—	$200,838,806
Short-Term Investments	2,387,335	—	—	2,387,335

Total	$203,226,141	$—	$—	$203,226,141

39

Notes to Financial Statements (continued)

4.	Capital Stock

The Articles of Incorporation permit the Directors to issue an indefinite number of full and fractional shares of common stock, par value $0.0001 per share. Transactions in capital stock were as follows:

	In-Retirement Fund			2015 Fund			2020 Fund
	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016		Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016		Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$503,034	$757,262		$622,798	$322,398		$1,217,220	$3,811,445
Institutional class of shares	—	146,670	(1)	—	2,318	(1)	—	384,344	(1)
Retirement class R-3 of shares	114,507	471,110		3,643	326,651		1,348,165	2,597,725
Retirement class R-6 of shares	839,381	4,418,734		345,477	327,621		3,101,200	14,282,672

Net proceeds from sale of shares	1,456,922	5,793,776		971,918	978,988		5,666,585	21,076,186
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	229,243	415,792		7,555	20,044		1,080,669	1,777,801
Institutional class of shares	—	28,070	(1)	—	3,995	(1)	—	347,404	(1)
Retirement class R-3 of shares	78,175	165,007		555	5,045		661,731	1,012,032
Retirement class R-6 of shares	1,129,433	1,496,011		92,325	146,671		4,128,057	4,518,603

Net proceeds from shares issued	1,436,851	2,104,880		100,435	175,755		5,870,457	7,655,840
Cost of shares redeemed:
Investor class of shares	(970,239)	(2,254,061)		(407,037)	(292,086)		(3,433,507)	(7,143,360)
Institutional class of shares	—	(433,997	)(1)	—	(115,993	)(1)	—	(5,700,230	)(1)
Retirement class R-3 of shares	(851,652)	(965,909)		(2,269)	(415,640)		(3,347,154)	(6,373,881)
Retirement class R-6 of shares	(5,364,537)	(5,522,850)		(524,682)	(1,025,702)		(7,024,506)	(8,945,634)

Net cost of shares redeemed	(7,186,428)	(9,176,817)		(933,988)	(1,849,421)		(13,805,167)	(28,163,105)

Net change resulting from fund share transactions in dollars	$(4,292,655)	$(1,278,161)		$138,365	$(694,678)		$(2,268,125)	$568,921

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	53,295	77,952		58,806	31,343		120,996	379,524
Institutional class of shares	—	15,572	(1)	—	227	(1)	—	38,990	(1)
Retirement class R-3 of shares	12,198	49,575		343	31,567		133,677	264,638
Retirement class R-6 of shares	89,234	478,376		32,186	32,173		309,002	1,474,069

Net sale of shares	154,727	621,475		91,335	95,310		563,675	2,157,221
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	26,021	46,097		719	1,987		112,219	184,037
Institutional class of shares	—	3,112	(1)	—	395	(1)	—	35,963	(1)
Retirement class R-3 of shares	8,833	18,253		53	500		68,502	104,549
Retirement class R-6 of shares	128,491	166,223		8,768	14,479		429,112	467,765

Net shares issued	163,345	233,685		9,540	17,361		609,833	792,314
Shares redeemed:
Investor class of shares	(103,245)	(239,842)		(38,512)	(29,227)		(341,305)	(744,875)
Institutional class of shares	—	(46,029	)(1)	—	(10,928	)(1)	—	(575,711	)(1)
Retirement class R-3 of shares	(90,661)	(102,190)		(216)	(40,510)		(334,962)	(644,421)
Retirement class R-6 of shares	(579,262)	(579,689)		(48,982)	(101,058)		(697,508)	(892,639)

Net shares redeemed	(773,168)	(967,750)		(87,710)	(181,723)		(1,373,775)	(2,857,646)

Net change resulting from fund share transactions in shares	(455,096)	(112,590)		13,165	(69,052)		(200,267)	91,889

(1)	Reflects operations for the period from September 1, 2015, to August 1, 2016 (termination of Institutional class of shares).

40

BMO Funds

	2025 Fund			2030 Fund			2035 Fund
	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016		Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016		Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$241,562	$348,017		$1,395,719	$4,129,727		$413,330	$486,925
Institutional class of shares	—	39,517	(1)	—	432,852	(1)	—	32,639	(1)
Retirement class R-3 of shares	108,427	213,768		966,421	2,764,321		70,713	128,349
Retirement class R-6 of shares	2,789,212	4,734,955		5,971,104	18,141,495		1,735,313	4,465,463

Net proceeds from sale of shares	3,139,201	5,336,257		8,333,244	25,468,395		2,219,356	5,113,376
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	23,843	45,412		911,447	1,362,886		32,175	19,506
Institutional class of shares	—	16,995	(1)	—	185,684	(1)	—	1,593	(1)
Retirement class R-3 of shares	35,101	30,674		442,421	693,045		21,569	9,502
Retirement class R-6 of shares	1,135,390	746,383		4,125,659	3,847,019		1,421,767	596,770

Net proceeds from shares issued	1,194,334	839,464		5,479,527	6,088,634		1,475,511	627,371
Cost of shares redeemed:
Investor class of shares	(48,644)	(1,339,999)		(3,971,959)	(8,605,351)		(248,051)	(702,141)
Institutional class of shares	—	(640,270	)(1)	—	(3,388,679	)(1)	—	(97,574	)(1)
Retirement class R-3 of shares	(7,013)	(585,408)		(2,905,838)	(6,063,527)		(195,104)	(391,486)
Retirement class R-6 of shares	(2,870,013)	(3,634,083)		(6,406,456)	(9,158,466)		(2,243,897)	(3,775,389)

Net cost of shares redeemed	(2,925,670)	(6,199,760)		(13,284,253)	(27,216,023)		(2,687,052)	(4,966,590)

Net change resulting from fund share transactions in dollars	$1,407,865	$(24,039)		$528,518	$4,341,006		$1,007,815	$774,157

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	22,585	33,809		130,849	396,140		39,018	46,783
Institutional class of shares	—	3,846	(1)	—	41,939	(1)	—	3,211	(1)
Retirement class R-3 of shares	10,188	21,125		90,073	266,280		6,677	12,675
Retirement class R-6 of shares	257,250	464,965		558,466	1,785,871		161,260	439,783

Net sale of shares	290,023	523,745		779,388	2,490,230		206,955	502,452
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	2,266	4,448		87,808	132,705		3,079	1,907
Institutional class of shares	—	1,659	(1)	—	18,080	(1)	—	155	(1)
Retirement class R-3 of shares	3,353	3,013		42,540	67,417		2,072	932
Retirement class R-6 of shares	107,620	72,818		397,846	374,953		135,535	58,165

Net shares issued	113,239	81,938		528,194	593,155		140,686	61,159
Shares redeemed:
Investor class of shares	(4,510)	(136,317)		(372,287)	(857,437)		(23,129)	(71,417)
Institutional class of shares	—	(63,832	)(1)	—	(323,760	)(1)	—	(9,828	)(1)
Retirement class R-3 of shares	(666)	(59,326)		(274,786)	(601,499)		(18,064)	(38,954)
Retirement class R-6 of shares	(266,672)	(349,342)		(598,090)	(878,186)		(210,578)	(364,049)

Net shares redeemed	(271,848)	(608,817)		(1,245,163)	(2,660,882)		(251,771)	(484,248)

Net change resulting from fund share transactions in shares	131,414	(3,134)		62,419	422,503		95,870	79,363

(1)	Reflects operations for the period from September 1, 2015, to August 1, 2016 (termination of Institutional class of shares).

41

Notes to Financial Statements (continued)

	2040 Fund			2045 Fund			2050 Fund
	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016		Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016		Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$808,581	$4,767,948		$95,761	$547,569		$944,922	$2,855,476
Institutional class of shares	—	744,269	(1)	—	35,333	(1)	—	716,030	(1)
Retirement class R-3 of shares	345,848	1,131,384		119,271	242,359		411,893	1,230,609
Retirement class R-6 of shares	4,397,466	10,567,208		1,312,164	4,133,944		3,262,871	9,583,527

Net proceeds from sale of shares	5,551,895	17,210,809		1,527,196	4,959,205		4,619,686	14,385,642
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	628,710	1,034,277		42,441	24,521		379,998	496,842
Institutional class of shares	—	195,405	(1)	—	2,386	(1)	—	108,258	(1)
Retirement class R-3 of shares	214,271	490,052		20,450	7,710		203,040	241,912
Retirement class R-6 of shares	2,866,927	3,218,871		804,158	266,574		1,836,029	1,205,244

Net proceeds from shares issued	3,709,908	4,938,605		867,049	301,191		2,419,067	2,052,256
Cost of shares redeemed:
Investor class of shares	(3,950,082)	(4,805,583)		(108,360)	(819,881)		(4,204,518)	(3,260,413)
Institutional class of shares	—	(3,276,061	)(1)	—	(143,717	)(1)	—	(2,738,189	)(1)
Retirement class R-3 of shares	(1,611,713)	(4,088,250)		(121,132)	(589,023)		(1,247,265)	(1,964,479)
Retirement class R-6 of shares	(4,591,756)	(5,553,270)		(2,311,562)	(2,304,205)		(3,066,621)	(3,693,210)

Net cost of shares redeemed	(10,153,551)	(17,723,164)		(2,541,054)	(3,856,826)		(8,518,404)	(11,656,291)

Net change resulting from fund share transactions in dollars	$(891,748)	$4,426,250		$(146,809)	$1,403,570		$(1,479,651)	$4,781,607

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	76,124	453,460		8,776	51,707		86,184	272,211
Institutional class of shares	—	72,663	(1)	—	3,459	(1)	—	68,012	(1)
Retirement class R-3 of shares	32,588	108,460		11,034	23,399		37,574	115,468
Retirement class R-6 of shares	416,884	1,048,607		120,244	400,185		297,305	920,719

Net sale of shares	525,596	1,683,190		140,054	478,750		421,063	1,376,410
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	61,159	101,400		4,004	2,358		35,681	47,139
Institutional class of shares	—	19,157	(1)	—	229	(1)	—	10,271	(1)
Retirement class R-3 of shares	20,763	47,903		1,935	743		19,065	22,930
Retirement class R-6 of shares	279,156	315,576		75,579	25,534		172,721	114,350

Net shares issued	361,078	484,036		81,518	28,864		227,467	194,690
Shares redeemed:
Investor class of shares	(375,428)	(480,196)		(10,077)	(83,493)		(385,211)	(316,998)
Institutional class of shares	—	(315,193	)(1)	—	(14,314	)(1)	—	(251,953	)(1)
Retirement class R-3 of shares	(153,024)	(399,857)		(11,174)	(56,631)		(115,163)	(192,760)
Retirement class R-6 of shares	(431,438)	(529,589)		(212,897)	(219,487)		(281,643)	(343,195)

Net shares redeemed	(959,890)	(1,724,835)		(234,148)	(373,925)		(782,017)	(1,104,906)

Net change resulting from fund share transactions in shares	(73,216)	442,391		(12,576)	133,689		(133,487)	466,194

(1)	Reflects operations for the period from September 1, 2015, to August 1, 2016 (termination of Institutional class of shares).

42

BMO Funds

	2055 Fund			Conservative Allocation Fund		Moderate Allocation Fund
	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016		Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$234,303	$542,181		$1,185,369	$1,811,809	$1,250,103	$3,102,719
Institutional class of shares	—	30,152	(1)	1,794,668	2,723,597	1,003,863	3,212,145
Retirement class R-3 of shares	193,980	245,910		326,112	747,669	1,570,322	2,350,004
Retirement class R-6 of shares	1,530,509	5,340,196		3,264,163	9,680,026	4,658,738	21,380,185

Net proceeds from sale of shares	1,958,792	6,158,439		6,570,312	14,963,101	8,483,026	30,045,053
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	20,520	22,251		395,379	936,208	423,731	1,029,190
Institutional class of shares	—	3,933	(1)	819,598	1,331,596	446,331	917,395
Retirement class R-3 of shares	21,849	6,116		154,118	292,057	432,042	767,207
Retirement class R-6 of shares	342,529	70,282		2,569,224	4,033,553	3,686,197	5,610,808

Net proceeds from shares issued	384,898	102,582		3,938,319	6,593,414	4,988,301	8,324,600
Cost of shares redeemed:
Investor class of shares	(43,395)	(1,153,963)		(2,877,874)	(8,437,977)	(2,814,488)	(13,162,467)
Institutional class of shares	—	(227,111	)(1)	(2,027,268)	(3,814,177)	(1,886,526)	(8,062,550)
Retirement class R-3 of shares	(45,950)	(191,938)		(2,736,401)	(1,890,428)	(1,636,352)	(12,516,924)
Retirement class R-6 of shares	(1,257,655)	(1,758,004)		(5,417,361)	(12,000,170)	(19,441,689)	(18,791,126)

Net cost of shares redeemed	(1,347,000)	(3,331,016)		(13,058,904)	(26,142,752)	(25,779,055)	(52,533,067)

Net change resulting from fund share transactions in dollars	$996,690	$2,930,005		$(2,550,273)	$(4,586,237)	$(12,307,728)	$(14,163,414)

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	21,575	53,020		122,932	190,169	129,326	330,167
Institutional class of shares	—	2,909	(1)	184,523	285,432	104,107	347,121
Retirement class R-3 of shares	18,036	24,075		33,720	78,292	163,105	249,468
Retirement class R-6 of shares	140,868	519,389		335,893	1,002,674	481,642	2,269,691

Net sale of shares	180,479	599,393		677,068	1,556,567	878,180	3,196,447
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	1,938	2,152		41,663	101,321	45,078	111,747
Institutional class of shares	—	379	(1)	86,455	144,268	47,533	99,717
Retirement class R-3 of shares	2,071	593		16,240	31,574	45,913	83,121
Retirement class R-6 of shares	32,223	6,771		271,015	437,005	392,985	609,870

Net shares issued	36,232	9,895		415,373	714,168	531,509	904,455
Shares redeemed:
Investor class of shares	(4,003)	(118,249)		(297,357)	(881,334)	(291,825)	(1,403,952)
Institutional class of shares	—	(21,471	)(1)	(208,581)	(403,086)	(195,356)	(860,237)
Retirement class R-3 of shares	(4,315)	(18,601)		(286,502)	(198,052)	(169,671)	(1,309,680)
Retirement class R-6 of shares	(116,653)	(165,362)		(559,560)	(1,251,722)	(2,013,488)	(1,985,895)

Net shares redeemed	(124,971)	(323,683)		(1,352,000)	(2,734,194)	(2,670,340)	(5,559,764)

Net change resulting from fund share transactions in shares	91,740	285,605		(259,559)	(463,459)	(1,260,651)	(1,458,862)

(1)	Reflects operations for the period from September 1, 2015, to August 1, 2016 (termination of Institutional class of shares).

43

Notes to Financial Statements (continued)

	Balanced Allocation Fund		Growth Allocation Fund		Aggressive Allocation Fund
	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$3,518,794	$7,142,376	$1,003,160	$2,077,673	$1,028,585	$3,572,978
Institutional class of shares	8,870,820	13,589,037	3,218,615	1,591,796	2,013,762	3,848,563
Retirement class R-3 of shares	2,611,880	3,545,301	1,463,784	2,171,200	745,192	1,791,359
Retirement class R-6 of shares	11,614,911	51,258,245	13,404,284	22,529,256	12,757,996	28,362,465

Net proceeds from sale of shares	26,616,405	75,534,959	19,089,843	28,369,925	16,545,535	37,575,365
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	7,291,420	12,849,873	1,358,067	2,839,764	4,019,656	5,585,746
Institutional class of shares	4,959,080	7,011,067	661,921	1,170,790	2,155,531	2,580,768
Retirement class R-3 of shares	1,857,132	3,137,774	1,005,880	2,104,133	1,846,190	1,654,830
Retirement class R-6 of shares	16,194,259	21,422,949	4,846,162	5,431,739	11,432,316	9,317,128

Net proceeds from shares issued	30,301,891	44,421,663	7,872,030	11,546,426	19,453,693	19,138,472
Cost of shares redeemed:
Investor class of shares	(17,809,959)	(58,264,348)	(8,919,461)	(21,431,476)	(15,081,859)	(36,746,238)
Institutional class of shares	(21,696,762)	(24,780,559)	(3,733,115)	(7,575,632)	(5,642,474)	(12,716,568)
Retirement class R-3 of shares	(6,423,286)	(14,663,873)	(8,476,650)	(6,500,965)	(3,573,262)	(5,897,696)
Retirement class R-6 of shares	(56,262,136)	(60,487,004)	(9,249,460)	(14,964,684)	(24,552,210)	(26,340,978)

Net cost of shares redeemed	(102,192,143)	(158,195,784)	(30,378,686)	(50,472,757)	(48,849,805)	(81,701,480)

Net change resulting from fund share transactions in dollars	$(45,273,847)	$(38,239,162)	$(3,416,813)	$(10,556,406)	$(12,850,577)	$(24,987,643)

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	381,565	783,352	104,695	225,792	111,427	388,583
Institutional class of shares	959,730	1,509,315	340,252	171,890	213,235	423,612
Retirement class R-3 of shares	283,009	386,455	153,070	238,599	79,603	194,889
Retirement class R-6 of shares	1,253,091	5,768,354	1,395,350	2,474,947	1,335,969	3,145,394

Net sale of shares	2,877,395	8,447,476	1,993,367	3,111,228	1,740,234	4,152,478
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	822,031	1,432,539	146,660	309,680	449,626	606,487
Institutional class of shares	559,716	782,485	71,559	127,676	241,651	280,518
Retirement class R-3 of shares	209,372	349,807	108,509	229,458	206,740	179,678
Retirement class R-6 of shares	1,827,794	2,388,289	524,477	592,338	1,281,650	1,012,731

Net shares issued	3,418,913	4,953,120	851,205	1,259,152	2,179,667	2,079,414
Shares redeemed:
Investor class of shares	(1,925,420)	(6,527,889)	(922,621)	(2,334,793)	(1,585,440)	(3,958,147)
Institutional class of shares	(2,354,286)	(2,708,731)	(394,023)	(837,364)	(592,462)	(1,411,393)
Retirement class R-3 of shares	(696,676)	(1,605,109)	(892,852)	(705,198)	(384,816)	(638,101)
Retirement class R-6 of shares	(5,966,966)	(6,601,754)	(965,269)	(1,615,073)	(2,588,890)	(2,825,539)

Net shares redeemed	(10,943,348)	(17,443,483)	(3,174,765)	(5,492,428)	(5,151,608)	(8,833,180)

Net change resulting from fund share transactions in shares	(4,647,040)	(4,042,887)	(330,193)	(1,122,048)	(1,231,707)	(2,601,288)

5.	Investment Adviser Fee and Other Transactions with Affiliates

Investment Advisory Fees—The Adviser does not receive an investment advisory fee for the services it performs for the Funds. However, the Adviser is entitled to receive an investment advisory fee from each of the BMO Funds that serve as underlying funds.

Contractual Expense Limitation—The Adviser has contractually agreed to waive or reduce fees and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business) from exceeding the levels set out in the table below through December 31, 2017. This agreement may not be terminated prior to December 31, 2017 without the consent of the

44

BMO Funds

Funds’ Board of Directors, unless terminated due to the termination of the investment advisory agreement. Additionally, the agreement does not provide for recoupment by the Adviser of waived fees or reimbursed expenses.

	Annualized Contractual Expense Limitation Exclusive of Acquired Fund Fees and Expenses				Annualized Contractual Expense Limitation Inclusive of Acquired Fund Fees and Expenses per the Funds’ Prospectus Dated December 29, 2016
Fund	Investor Class	Institutional Class	Retirement Class R-3	Retirement Class R-6(1)	Investor Class	Institutional Class	Retirement Class R-3	Retirement Class R-6(1)
In-Retirement Fund	0.33%		0.58%	(0.07)%	0.96%		1.21%	0.56%
2015 Fund	0.33		0.58	(0.07)	1.00		1.25	0.60
2020 Fund	0.33		0.58	(0.07)	1.03		1.28	0.63
2025 Fund	0.33		0.58	(0.07)	1.03		1.28	0.63
2030 Fund	0.37		0.62	(0.03)	1.09		1.34	0.69
2035 Fund	0.37		0.62	(0.03)	1.06		1.31	0.66
2040 Fund	0.36		0.61	(0.04)	1.08		1.33	0.68
2045 Fund	0.36		0.61	(0.04)	1.05		1.30	0.65
2050 Fund	0.36		0.61	(0.04)	1.08		1.33	0.68
2055 Fund	0.36		0.61	(0.04)	1.07		1.32	0.67
Conservative Allocation Fund	0.33	0.08%	0.58	(0.07)	1.02	0.77%	1.27	0.62
Moderate Allocation Fund	0.30	0.05	0.55	(0.10)	1.02	0.77	1.27	0.62
Balanced Allocation Fund	0.33	0.08	0.58	(0.07)	1.08	0.83	1.33	0.68
Growth Allocation Fund	0.30	0.05	0.55	(0.10)	1.08	0.83	1.33	0.68
Aggressive Allocation Fund	0.33	0.08	0.58	(0.07)	1.01	0.76	1.26	0.61

(1)	As a result of reimbursing expenses including acquired fund expenses, the Adviser reimbursed amounts in excess of the respective share classes operating expenses. The aggregate excess reimbursement is accounted for as “Excess expense reimbursement from investment adviser” on the Statements of Operations.

Shareholder Servicing Fees—Under the terms of a Shareholder Services Agreement with the Adviser, each Fund pays the Adviser at the annual rate of 0.25% of average daily net assets of the Fund’s Investor Class shares for the period. The fee paid to the Adviser is used to finance certain services for shareholders and to maintain shareholder accounts.

Distribution Services Fees—The Funds are subject to a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan authorizes payments by the Fund to finance activities intended to result in the sale of its Retirement Class R-3 shares. The Plan provides that the Fund may incur distribution expenses of 0.50% of the average daily net assets of the Fund’s Retirement Class R-3 shares.

Administration Fees—Each Fund pays the Adviser at the annual rate of 0.15% of average daily net assets per class (except the Retirement class R-6, which does not pay an Administration Fee).

For the period ended February 28, 2017, the Funds were charged the following Administration Fees per class:

Fund	Investor Class	Institutional Class	Retirement Class R-3
In-Retirement Fund	$2,393		$968
2015 Fund	520		102
2020 Fund	12,916		8,160
2025 Fund	553		821
2030 Fund	13,817		6,767
2035 Fund	570		387
2040 Fund	8,891		3,298
2045 Fund	655		319
2050 Fund	6,352		3,080
2055 Fund	363		420
Conservative Allocations Fund	12,572	$21,903	4,538
Moderate Allocation Fund	9,156	8,555	9,454
Balanced Allocation Fund	77,591	52,996	20,339
Growth Allocation Fund	18,077	7,546	14,612
Aggressive Allocation Fund	34,271	17,002	14,497

Custodian Fees—BMO Harris Bank N.A. (“BMO Harris”) is the Funds’ custodian. BMO Harris receives fees based on 0.0050% on the first $10 billion average daily net assets, based on the collective net assets of the Corporation custodied by BMO Harris, and 0.0025% on all assets in excess of $10 billion.

45

Notes to Financial Statements (continued)

Investments in Affiliated Issuers—An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in the BMO Funds. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Funds owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of February 28, 2017.

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Value, End of Period	Dividends Credited to Income	Net Realized Gain(Loss)
In-Retirement Fund
BMO Low Volatility Equity Fund	$580,470	$49,434	$202,329	$440,188	$4,205	$23,939
BMO Dividend Income Fund	409,818	27,454	156,739	308,896	4,455	32,065
BMO Large-Cap Value Fund	602,411	53,300	253,901	454,568	4,295	36,322
BMO Large-Cap Growth Fund	253,944	26,756	94,759	194,749	979	16,747
BMO Mid-Cap Value Fund	260,074	77,154	105,353	194,488	1,316	74,365
BMO Mid-Cap Growth Fund	107,588	27,049	41,169	80,283	337	25,895
BMO Small-Cap Growth Fund	64,374	7,487	28,756	47,667	—	11,699
BMO Disciplined International Equity Fund	428,589	38,666	154,558	326,113	11,097	(3,698)
BMO Pyrford International Stock Fund	571,074	50,401	175,081	440,175	11,740	21,013
BMO LGM Emerging Markets Equity Fund	258,938	113,271	105,608	260,053	1,746	3,509
BMO TCH Emerging Markets Bond Fund	—	704,515	194,453	489,021	17,503	(5,683)
BMO Alternative Strategies Fund	1,504,017	92,577	492,113	1,135,984	—	4,897
BMO TCH Core Plus Bond Fund	4,014,368	388,719	1,283,388	3,030,111	46,534	6,565
BMO Monegy High Yield Bond Fund	389,865	28,468	127,541	293,453	9,364	(7,619)
BMO Institutional Prime Money Market Fund	209,515	4,538,544	4,556,636	191,455	437	32
BMO LGM Frontier Markets Equity Fund	123,684	968	118,329	—	968	(16,277)

Totals	$9,778,729	$6,224,763	$8,090,713	$7,887,204	$114,976	$223,771

2015 Fund
BMO Low Volatility Equity Fund	$162,273	$55,365	$53,049	$170,451	$1,278	$2,418
BMO Dividend Income Fund	86,958	25,841	30,473	89,959	1,005	309
BMO Large-Cap Value Fund	173,384	49,457	61,970	179,615	1,308	(3,032)
BMO Large-Cap Growth Fund	90,149	31,623	31,494	94,543	399	5,767
BMO Mid-Cap Value Fund	86,632	46,755	31,176	89,697	502	10,190
BMO Mid-Cap Growth Fund	31,775	14,495	9,696	32,895	116	2,116
BMO Small-Cap Growth Fund	27,154	8,113	9,825	27,899	—	(654)
BMO Disciplined International Equity Fund	123,046	41,270	40,785	128,235	3,592	(1,220)
BMO Pyrford International Stock Fund	158,684	51,800	42,976	166,201	3,670	(2,617)
BMO LGM Emerging Markets Equity Fund	87,301	56,370	28,154	113,622	702	(1,041)
BMO TCH Emerging Markets Bond Fund	—	153,804	31,404	118,618	3,519	(1,659)
BMO Alternative Strategies Fund	306,504	85,037	82,425	316,719	—	504
BMO TCH Core Plus Bond Fund	677,799	234,736	189,415	706,963	9,011	(631)
BMO Monegy High Yield Bond Fund	59,848	17,768	16,460	61,745	1,642	(404)
BMO Institutional Prime Money Market Fund	46,224	1,530,465	1,484,322	92,320	137	(51)
BMO LGM Frontier Markets Equity Fund	31,708	248	30,335	—	248	(2,965)

Totals	$2,149,439	$2,403,147	$2,173,959	$2,389,482	$27,129	$7,030

2020 Fund
BMO Low Volatility Equity Fund	$3,894,115	$320,534	$594,678	$3,735,640	$29,439	$32,741
BMO Dividend Income Fund	1,670,025	137,873	343,955	1,597,646	18,926	61,234
BMO Large-Cap Value Fund	4,126,073	423,952	1,060,366	3,898,804	30,326	57,471
BMO Large-Cap Growth Fund	2,404,456	243,410	450,279	2,297,922	9,905	125,095
BMO Mid-Cap Value Fund	2,281,189	732,808	549,242	2,127,984	12,385	565,739
BMO Mid-Cap Growth Fund	1,670,663	440,775	324,240	1,578,764	5,722	326,808
BMO Small-Cap Growth Fund	932,505	120,429	254,440	869,325	—	29,791
BMO Disciplined International Equity Fund	2,972,794	262,743	529,148	2,810,301	81,954	(20,146)
BMO Pyrford International Stock Fund	4,125,091	374,398	527,199	3,935,339	91,283	(11,512)
BMO LGM Emerging Markets Equity Fund	2,631,395	398,644	460,684	2,461,646	19,852	(3,878)
BMO TCH Emerging Markets Bond Fund	—	1,569,038	192,360	1,331,984	40,777	(5,738)
BMO Alternative Strategies Fund	5,838,880	453,267	856,546	5,570,650	—	3,496
BMO TCH Core Plus Bond Fund	9,971,443	1,281,053	1,531,189	9,496,872	125,798	25,568
BMO Monegy High Yield Bond Fund	852,539	78,042	138,780	799,635	22,175	(8,633)
BMO Institutional Prime Money Market Fund	920,373	11,288,619	11,085,712	1,123,302	2,486	15
BMO LGM Frontier Markets Equity Fund	709,471	5,554	—	722,111	5,554	—

Totals	$45,001,012	$18,131,139	$18,898,818	$44,357,925	$496,582	$1,178,051

46

BMO Funds

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Value, End of Period	Dividends Credited to Income	Net Realized Gain(Loss)
2025 Fund
BMO Low Volatility Equity Fund	$945,739	$165,385	$138,303	$1,008,303	$7,607	$13,534
BMO Dividend Income Fund	399,892	51,006	64,647	422,828	4,747	2,107
BMO Large-Cap Value Fund	1,487,538	191,756	286,698	1,558,473	11,508	(18,938)
BMO Large-Cap Growth Fund	784,992	128,073	106,696	844,272	3,628	47,570
BMO Mid-Cap Value Fund	888,016	355,056	164,273	940,413	5,450	175,647
BMO Mid-Cap Growth Fund	854,792	282,553	124,255	903,660	3,239	113,252
BMO Small-Cap Growth Fund	549,784	70,702	92,983	574,594	—	(8,038)
BMO Disciplined International Equity Fund	832,761	101,732	85,362	881,012	25,426	(2,792)
BMO Pyrford International Stock Fund	1,452,719	272,663	147,935	1,565,963	35,634	(9,331)
BMO LGM Emerging Markets Equity Fund	1,114,286	222,442	118,891	1,170,800	9,413	(8,912)
BMO TCH Emerging Markets Bond Fund	—	401,186	31,077	358,566	10,949	(1,634)
BMO Alternative Strategies Fund	1,711,494	186,237	123,452	1,818,552	—	466
BMO TCH Core Plus Bond Fund	2,369,198	471,193	274,480	2,509,961	32,733	3,250
BMO Monegy High Yield Bond Fund	215,684	35,588	25,363	228,420	6,197	(1,948)
BMO Institutional Prime Money Market Fund	307,623	4,217,745	4,525,233	69	926	(66)
BMO LGM Frontier Markets Equity Fund	245,304	1,921	—	249,674	1,920	—

Totals	$14,159,822	$7,155,238	$6,309,648	$15,035,560	$159,377	$304,167

2030 Fund
BMO Low Volatility Equity Fund	$3,606,619	$325,603	$421,186	$3,629,517	$27,648	$42,812
BMO Dividend Income Fund	1,432,917	98,766	175,833	1,476,630	16,432	34,128
BMO Large-Cap Value Fund	5,680,775	471,666	1,008,714	5,730,985	42,413	11,287
BMO Large-Cap Growth Fund	2,764,666	352,762	434,662	2,806,368	11,622	146,138
BMO Mid-Cap Value Fund	3,327,772	1,037,193	546,802	3,335,791	18,659	763,044
BMO Mid-Cap Growth Fund	3,302,450	874,951	466,073	3,314,777	11,493	492,527
BMO Small-Cap Growth Fund	2,172,315	270,880	462,113	2,156,152	—	18,329
BMO Disciplined International Equity Fund	2,967,999	232,640	309,723	3,000,387	84,920	(10,154)
BMO Pyrford International Stock Fund	5,515,582	689,981	605,796	5,557,848	124,725	(11,586)
BMO LGM Emerging Markets Equity Fund	4,117,478	633,172	460,065	4,125,704	32,239	(7,881)
BMO TCH Emerging Markets Bond Fund	—	820,685	69,883	728,455	21,502	(1,639)
BMO Alternative Strategies Fund	5,342,402	396,395	493,037	5,374,413	—	2,226
BMO TCH Core Plus Bond Fund	5,259,167	944,364	788,632	5,298,121	68,130	10,408
BMO Monegy High Yield Bond Fund	516,256	46,163	46,200	521,415	14,011	(2,928)
BMO Institutional Prime Money Market Fund	1,031,813	8,526,017	8,455,511	1,102,362	2,870	(81)
BMO LGM Frontier Markets Equity Fund	1,111,642	8,702	—	1,131,448	8,702	—

Totals	$48,149,853	$15,729,940	$14,744,230	$49,290,373	$485,366	$1,486,630

2035 Fund
BMO Low Volatility Equity Fund	$1,192,092	$185,155	$147,204	$1,272,068	$9,468	$14,808
BMO Dividend Income Fund	470,318	57,516	68,893	500,469	5,573	2,140
BMO Large-Cap Value Fund	1,844,270	237,953	316,016	1,969,656	14,377	(8,370)
BMO Large-Cap Growth Fund	906,140	153,841	135,585	966,431	4,089	51,296
BMO Mid-Cap Value Fund	1,125,338	427,804	192,340	1,191,216	6,896	223,645
BMO Mid-Cap Growth Fund	1,084,788	355,148	152,874	1,152,613	4,106	156,152
BMO Small-Cap Growth Fund	714,664	119,796	143,584	751,821	—	(14,024)
BMO Disciplined International Equity Fund	972,060	132,717	127,007	1,014,610	29,422	(4,655)
BMO Pyrford International Stock Fund	1,842,225	321,862	211,268	1,938,959	44,249	(12,538)
BMO LGM Emerging Markets Equity Fund	1,387,337	331,847	226,713	1,435,637	11,428	(10,258)
BMO TCH Emerging Markets Bond Fund	—	146,992	11,241	131,571	3,996	(640)
BMO Alternative Strategies Fund	1,433,661	174,934	140,855	1,503,945	—	1,034
BMO TCH Core Plus Bond Fund	972,714	229,180	161,397	1,018,045	13,242	1,050
BMO Monegy High Yield Bond Fund	95,926	10,294	8,555	98,694	2,682	(534)
BMO Institutional Prime Money Market Fund	267,166	3,636,838	3,554,515	349,453	945	(63)
BMO LGM Frontier Markets Equity Fund	292,924	2,293	—	298,143	2,293	—

Totals	$14,601,623	$6,524,170	$5,598,047	$15,593,331	$152,766	$399,043

47

Notes to Financial Statements (continued)

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Value, End of Period	Dividends Credited to Income	Net Realized Gain(Loss)
2040 Fund
BMO Low Volatility Equity Fund	$2,647,740	$227,392	$278,387	$2,682,390	$20,162	$34,809
BMO Dividend Income Fund	925,693	69,550	137,144	935,387	10,597	25,411
BMO Large-Cap Value Fund	4,113,828	348,604	782,453	4,100,217	30,405	14,503
BMO Large-Cap Growth Fund	2,020,064	391,415	438,861	2,062,524	8,591	102,513
BMO Mid-Cap Value Fund	2,418,265	803,997	486,765	2,384,191	13,514	546,786
BMO Mid-Cap Growth Fund	2,302,051	670,222	379,964	2,311,209	8,093	327,351
BMO Small-Cap Growth Fund	1,590,888	218,018	373,051	1,563,244	—	18,770
BMO Disciplined International Equity Fund	2,115,782	243,080	364,274	2,070,217	59,621	(13,089)
BMO Pyrford International Stock Fund	3,996,309	629,536	557,627	4,035,272	90,019	(14,449)
BMO LGM Emerging Markets Equity Fund	3,024,209	450,584	299,606	3,044,588	23,723	(15,007)
BMO TCH Emerging Markets Bond Fund	—	225,819	21,198	198,292	5,933	(593)
BMO Alternative Strategies Fund	2,726,915	223,395	310,946	2,704,810	—	926
BMO TCH Core Plus Bond Fund	1,131,499	175,812	158,401	1,123,657	14,492	2,227
BMO Monegy High Yield Bond Fund	132,377	12,952	14,264	132,330	3,587	(938)
BMO Institutional Prime Money Market Fund	665,511	6,029,018	5,951,975	742,528	1,822	(39)
BMO LGM Frontier Markets Equity Fund	877,110	6,866	—	892,737	6,866	—

Totals	$30,688,241	$10,726,260	$10,554,916	$30,983,593	$297,425	$1,029,181

2045 Fund
BMO Low Volatility Equity Fund	$690,023	$61,460	$82,656	$691,208	$5,407	$8,245
BMO Dividend Income Fund	241,844	16,892	37,325	241,917	2,834	886
BMO Large-Cap Value Fund	1,080,830	102,250	210,342	1,086,764	8,339	(8,296)
BMO Large-Cap Growth Fund	532,019	49,965	70,050	534,812	2,353	29,728
BMO Mid-Cap Value Fund	617,634	203,361	109,083	620,258	3,701	120,107
BMO Mid-Cap Growth Fund	617,448	166,189	90,440	617,385	2,282	85,427
BMO Small-Cap Growth Fund	427,466	62,207	101,581	424,158	—	(10,401)
BMO Disciplined International Equity Fund	550,160	56,770	72,288	554,681	16,401	(2,675)
BMO Pyrford International Stock Fund	1,061,005	139,490	117,296	1,074,506	25,056	(6,289)
BMO LGM Emerging Markets Equity Fund	828,201	157,680	121,228	829,384	6,779	(3,249)
BMO TCH Emerging Markets Bond Fund	—	39,303	3,500	34,634	1,083	(188)
BMO Alternative Strategies Fund	600,880	46,677	58,498	603,863	—	439
BMO TCH Core Plus Bond Fund	309,465	37,513	27,941	311,701	4,109	376
BMO Monegy High Yield Bond Fund	34,385	3,063	3,142	34,669	951	(135)
BMO Institutional Prime Money Market Fund	99,017	2,127,142	1,947,852	278,354	454	45
BMO LGM Frontier Markets Equity Fund	193,869	1,517	—	197,323	1,518	—

Totals	$7,884,246	$3,271,479	$3,053,222	$8,135,617	$81,267	$214,020

2050 Fund
BMO Low Volatility Equity Fund	$1,811,702	$218,067	$325,934	$1,758,030	$13,461	$22,709
BMO Dividend Income Fund	628,092	54,331	118,301	615,303	7,111	16,139
BMO Large-Cap Value Fund	2,858,333	297,618	680,346	2,764,191	21,025	(14,170)
BMO Large-Cap Growth Fund	1,393,578	203,538	293,876	1,360,293	5,613	66,854
BMO Mid-Cap Value Fund	1,640,813	572,259	386,267	1,577,592	8,834	313,377
BMO Mid-Cap Growth Fund	1,628,217	479,099	330,172	1,570,332	5,474	174,993
BMO Small-Cap Growth Fund	1,130,758	152,057	289,498	1,079,121	—	(8,734)
BMO Disciplined International Equity Fund	1,435,322	178,879	251,445	1,410,792	39,100	(13,115)
BMO Pyrford International Stock Fund	2,795,127	386,577	417,695	2,732,971	59,645	(27,727)
BMO LGM Emerging Markets Equity Fund	2,185,440	256,678	235,058	2,109,362	16,351	(12,199)
BMO TCH Emerging Markets Bond Fund	—	103,423	12,201	88,088	2,597	(702)
BMO Alternative Strategies Fund	1,560,871	141,417	202,562	1,535,806	—	740
BMO TCH Core Plus Bond Fund	814,035	96,952	99,031	792,794	12,771	(1,951)
BMO Monegy High Yield Bond Fund	89,806	9,065	11,394	88,179	18	1,436
BMO Institutional Prime Money Market Fund	452,953	3,407,869	3,283,605	577,336	1,193	70
BMO LGM Frontier Markets Equity Fund	515,392	4,035	—	524,575	4,035	—

Totals	$20,940,439	$6,561,864	$6,937,385	$20,584,765	$197,228	$517,720

48

BMO Funds

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Value, End of Period	Dividends Credited to Income	Net Realized Gain(Loss)
2055 Fund
BMO Low Volatility Equity Fund	$308,889	$107,990	$76,785	$352,127	$2,587	$3,689
BMO Dividend Income Fund	108,770	36,255	32,149	123,242	1,343	902
BMO Large-Cap Value Fund	489,994	151,612	145,023	553,645	3,948	(5,594)
BMO Large-Cap Growth Fund	237,840	80,500	57,423	272,461	1,171	14,475
BMO Mid-Cap Value Fund	279,791	153,247	77,142	315,962	1,804	45,577
BMO Mid-Cap Growth Fund	278,456	141,412	71,971	314,519	1,121	25,878
BMO Small-Cap Growth Fund	192,033	75,302	69,479	216,066	—	(3,758)
BMO Disciplined International Equity Fund	245,717	84,364	57,549	282,580	8,061	(1,824)
BMO Pyrford International Stock Fund	476,260	207,460	133,549	547,393	12,360	(7,082)
BMO LGM Emerging Markets Equity Fund	374,152	170,830	105,885	422,504	3,364	(7,156)
BMO TCH Emerging Markets Bond Fund	—	34,908	16,462	17,643	927	(1,046)
BMO Alternative Strategies Fund	272,392	82,704	54,638	307,595	—	461
BMO TCH Core Plus Bond Fund	140,717	57,158	35,746	158,794	1,979	(210)
BMO Monegy High Yield Bond Fund	15,183	5,495	3,217	17,661	458	(88)
BMO Institutional Prime Money Market Fund	77,544	2,040,971	1,974,265	144,197	292	(61)
BMO LGM Frontier Markets Equity Fund	79,727	624	—	81,148	624	—

Totals	$3,577,465	$3,430,832	$2,911,283	$4,127,537	$40,039	$64,163

Conservative Allocation Fund
BMO Low Volatility Equity Fund	$1,649,803	$210,511	$244,397	$1,673,625	$13,046	$15,940
BMO Dividend Income Fund	901,806	88,535	165,831	904,023	10,576	23,470
BMO Large-Cap Value Fund	2,311,142	1,051,852	586,817	3,097,105	20,686	29,103
BMO Large-Cap Growth Fund	2,283,819	742,790	587,180	2,552,319	11,424	140,156
BMO Mid-Cap Value Fund	705,290	248,234	144,465	706,502	4,190	189,472
BMO Mid-Cap Growth Fund	697,653	216,613	130,025	700,533	2,611	130,438
BMO Small-Cap Value Fund	373,564	76,057	100,833	365,992	2,320	29,528
BMO Small-Cap Growth Fund	715,216	104,963	174,128	706,849	—	16,109
BMO Disciplined International Equity Fund	1,351,407	149,844	483,685	1,050,252	31,469	(26,637)
BMO Pyrford International Stock Fund	1,377,606	186,927	190,589	1,359,973	32,108	(3,290)
BMO LGM Emerging Markets Equity Fund	1,114,343	245,137	164,338	1,145,922	9,561	(8,135)
BMO TCH Emerging Markets Bond Fund	—	3,263,489	382,203	2,779,013	87,647	(20,593)
BMO Alternative Strategies Fund	14,933,112	209,956	1,012,974	14,491,810	—	7,013
BMO TCH Core Plus Bond Fund	46,045,431	5,394,592	2,518,488	47,816,448	629,140	93,002
BMO Monegy High Yield Bond Fund	5,278,673	123,066	3,577,214	1,841,784	77,284	(183,236)
BMO Institutional Prime Money Market Fund	1,460,458	10,103,324	10,176,528	1,387,586	4,525	168

Totals	$81,199,323	$22,415,890	$20,639,695	$82,579,736	$936,587	$432,508

Moderate Allocation Fund
BMO Low Volatility Equity Fund	$3,323,441	$228,879	$631,997	$3,013,847	$24,728	$21,229
BMO Dividend Income Fund	1,790,411	84,125	379,929	1,637,062	20,023	71,171
BMO Large-Cap Value Fund	4,591,399	1,755,891	1,285,672	5,640,155	39,011	44,526
BMO Large-Cap Growth Fund	4,598,834	1,110,627	1,296,015	4,619,047	20,427	253,386
BMO Mid-Cap Value Fund	1,400,992	558,463	453,839	1,287,556	7,581	391,544
BMO Mid-Cap Growth Fund	1,410,661	394,874	343,306	1,280,041	4,700	287,983
BMO Small-Cap Value Fund	763,813	143,252	258,089	674,166	4,229	50,857
BMO Small-Cap Growth Fund	1,410,154	170,909	406,141	1,282,258	—	47,813
BMO Disciplined International Equity Fund	2,744,262	165,094	1,068,248	1,899,070	56,526	(57,030)
BMO Pyrford International Stock Fund	2,725,365	293,553	519,949	2,465,873	57,858	1,675
BMO LGM Emerging Markets Equity Fund	2,237,288	392,676	440,460	2,093,571	17,227	(11,078)
BMO TCH Emerging Markets Bond Fund	—	2,329,348	418,466	1,839,844	57,688	(18,919)
BMO Alternative Strategies Fund	11,665,276	384,137	1,750,054	10,565,475	—	14,147
BMO TCH Core Plus Bond Fund	33,000,431	3,711,167	4,173,170	31,764,290	431,260	48,842
BMO Monegy High Yield Bond Fund	3,805,157	110,676	2,699,873	1,224,918	53,573	(139,688)
BMO Institutional Prime Money Market Fund	857,039	13,279,928	12,848,210	1,289,046	4,128	223

Totals	$76,324,523	$25,113,599	$28,973,418	$72,576,219	$798,959	$1,006,681

49

Notes to Financial Statements (continued)

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Value, End of Period	Dividends Credited to Income	Net Realized Gain(Loss)
Balanced Allocation Fund
BMO Low Volatility Equity Fund	$16,850,514	$1,290,493	$3,648,893	$14,957,232	$125,995	$108,489
BMO Dividend Income Fund	9,203,550	388,175	2,227,997	8,084,953	102,234	519,312
BMO Large-Cap Value Fund	23,587,286	8,804,508	7,576,235	27,732,146	198,985	428,398
BMO Large-Cap Growth Fund	23,390,443	5,954,951	7,590,067	22,747,539	105,664	1,290,018
BMO Mid-Cap Value Fund	7,207,920	2,137,527	1,883,152	6,336,945	38,776	1,992,345
BMO Mid-Cap Growth Fund	7,137,793	1,897,680	1,839,739	6,267,929	24,256	1,565,136
BMO Small-Cap Value Fund	3,851,980	703,849	1,430,247	3,277,372	21,753	265,066
BMO Small-Cap Growth Fund	7,290,452	772,681	2,316,300	6,293,849	—	405,223
BMO Disciplined International Equity Fund	13,965,369	1,182,551	6,124,118	9,312,532	290,070	(320,607)
BMO Pyrford International Stock Fund	13,826,724	1,580,610	3,133,598	12,096,459	296,104	235,230
BMO LGM Emerging Markets Equity Fund	11,356,752	2,082,429	2,661,978	10,267,252	88,708	(74,875)
BMO TCH Emerging Markets Bond Fund	—	5,048,729	1,162,162	3,733,297	121,680	(51,368)
BMO Alternative Strategies Fund	32,848,915	1,142,275	5,919,901	28,810,108	—	49,932
BMO TCH Core Plus Bond Fund	69,635,028	9,021,889	12,497,415	64,532,678	888,137	126,827
BMO Monegy High Yield Bond Fund	8,029,933	262,363	5,827,665	2,486,568	111,647	(259,849)
BMO Institutional Prime Money Market Fund	4,664,487	47,263,019	47,751,572	4,176,910	13,517	647

Totals	$252,847,146	$89,533,729	$113,591,039	$231,113,769	$2,427,526	$6,279,924

Growth Allocation Fund
BMO Low Volatility Equity Fund	$6,734,816	$950,036	$1,251,041	$6,652,988	$50,441	$62,118
BMO Dividend Income Fund	3,679,363	427,040	804,442	3,603,604	40,737	108,407
BMO Large-Cap Value Fund	9,456,501	4,287,463	2,603,469	12,356,086	79,656	72,279
BMO Large-Cap Growth Fund	9,360,825	3,242,418	2,883,739	10,170,878	43,519	544,473
BMO Mid-Cap Value Fund	2,908,515	1,057,530	740,618	2,819,122	15,983	807,393
BMO Mid-Cap Growth Fund	2,862,348	965,138	685,227	2,806,135	9,958	548,437
BMO Small-Cap Value Fund	1,521,706	410,687	518,578	1,477,695	8,851	100,360
BMO Small-Cap Growth Fund	2,905,386	600,867	921,864	2,816,647	—	68,532
BMO Disciplined International Equity Fund	5,623,815	728,499	2,275,662	4,212,700	119,653	(109,418)
BMO Pyrford International Stock Fund	5,604,413	1,063,131	1,176,290	5,449,129	122,491	(7,090)
BMO LGM Emerging Markets Equity Fund	4,545,433	1,190,762	951,066	4,614,990	36,584	4,761
BMO TCH Emerging Markets Bond Fund	—	653,695	166,021	472,242	14,282	(3,592)
BMO Alternative Strategies Fund	7,884,284	878,915	1,201,780	7,748,940	—	8,632
BMO TCH Core Plus Bond Fund	8,307,751	2,472,712	2,408,350	8,208,684	103,068	26,909
BMO Monegy High Yield Bond Fund	964,705	60,738	709,061	319,791	12,910	(20,164)
BMO Institutional Prime Money Market Fund	1,360,992	24,324,246	23,938,289	1,747,274	4,318	324

Totals	$73,720,853	$43,313,877	$43,235,497	$75,476,905	$662,451	$2,212,361

Aggressive Allocation Fund
BMO Low Volatility Equity Fund	$12,740,611	$1,381,636	$2,651,324	$11,822,980	$95,004	$64,051
BMO Dividend Income Fund	6,956,287	485,640	1,577,724	6,398,862	76,998	185,257
BMO Large-Cap Value Fund	17,818,284	6,409,533	4,461,004	21,962,370	149,811	116,864
BMO Large-Cap Growth Fund	17,797,993	4,307,922	4,833,041	18,070,502	78,291	966,230
BMO Mid-Cap Value Fund	5,494,346	1,699,023	1,330,935	5,002,611	28,718	1,489,337
BMO Mid-Cap Growth Fund	5,454,392	1,451,203	1,222,115	4,979,325	17,892	1,178,698
BMO Small-Cap Value Fund	2,896,681	526,033	894,116	2,626,672	15,934	197,326
BMO Small-Cap Growth Fund	5,559,132	646,542	1,604,615	5,004,740	—	411,724
BMO Disciplined International Equity Fund	10,633,022	1,066,559	4,445,813	7,478,687	215,077	(236,256)
BMO Pyrford International Stock Fund	10,624,201	1,354,722	2,184,398	9,677,769	220,271	60,500
BMO LGM Emerging Markets Equity Fund	8,700,946	1,842,050	1,993,191	8,206,091	65,868	300
BMO Alternative Strategies Fund	4,604,710	229,539	2,065,133	2,839,253	—	40,151
BMO Institutional Prime Money Market Fund	2,134,008	22,909,434	22,656,582	2,387,335	5,296	462

Totals	$111,414,613	$44,309,836	$51,919,991	$106,457,197	$969,160	$4,474,644

Interfund Borrowing and Lending—The Funds participate in an interfund lending program. This program allows the Funds to lend cash to and/or borrow cash from other Funds for temporary purposes. The program is subject to a number of conditions, including the requirement that the interfund loan rate to be charged to the Funds under the program is (i) more favorable to the lending Fund than the rate it could otherwise obtain from investing cash in repurchase agreements or purchasing shares of BMO Prime Money Market Fund or BMO Government Money Market Fund and (ii) more favorable to the borrowing Fund than the lowest interest rate at which bank short-term loans would be available to the Funds. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations. The

50

BMO Funds

Directors are responsible for the oversight of the interfund lending program. As of February 28, 2017, the 2025 Fund had an existing borrowing balance of $306,327. No other interfund borrowing or lending balances existed as of February 28, 2017.

Funds utilizing the Interfund lending program, borrowing from either the BMO Government Money Market Fund or the BMO Prime Money Market Fund during the period ended February 28, 2017, were as follows:

Fund	Average Daily Loan Balance Outstanding	Weighted Average Interest Rate
In-Retirement	$18,435	0.932%
Target Retirement 2015	6,253	1.002
Target Retirement 2020	1,610	0.898
Target Retirement 2025	2,944	1.019
Target Retirement 2035	280	1.016
Target Retirement 2040	2,746	1.013
Target Retirement 2045	3,641	1.017
Target Retirement 2050	1,512	0.892
Target Retirement 2055	1,424	1.016
Balanced Allocation	109,028	0.952
Growth Allocation	32,758	0.997
Aggressive Allocation	8,989	0.924

General—Certain of the Officers and Directors of the Corporation are also Officers and Directors/Trustees of one or more of the above companies, which are affiliates of the Corporation. None of the Fund Officers or interested Directors receives any compensation from the Funds.

6.	Line of Credit

The Corporation, on behalf of the respective Funds, participated in a $25 million unsecured, committed revolving line of credit (“LOC”) agreement with UMB Bank, n.a. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of the London Interbank Offering Rate (“LIBOR”) plus 1.25% and a commitment fee of 0.20% per annum on the daily unused portion with no administrative fee. No borrowings were outstanding under the LOC at February 28, 2017. The Funds did not utilize the LOC during the period ended February 28, 2017.

7.	Investment Transactions

Purchases and sales of investments, excluding short-term U.S. government securities, short-term obligations, and in-kind contributions, for the period ended February 28, 2017 were as follows:

	Other than U.S Government Securities		U.S. Government Securities
Fund	Purchases	Sales	Purchases	Sales
In-Retirement Fund	$2,935,019	$8,191,548	$—	$—
2015 Fund	1,630,020	1,508,396	—	—
2020 Fund	12,594,564	18,427,413	—	—
2025 Fund	5,481,981	4,251,656	—	—
2030 Fund	13,584,805	15,208,243	—	—
2035 Fund	5,351,182	4,622,420	—	—
2040 Fund	285,529	11,249,162	—	—
2045 Fund	2,393,698	2,787,732	—	—
2050 Fund	6,093,035	8,456,991	—	—
2055 Fund	2,867,506	2,067,112	—	—
Conservative Allocation Fund	19,089,731	22,537,927	—	—
Moderate Allocation Fund	19,015,959	32,952,480	—	—
Balanced Allocation Fund	64,329,873	128,362,437	—	—
Growth Allocation Fund	32,005,182	38,625,802	—	—
Aggressive Allocation Fund	33,166,083	57,484,998	—	—

8.	Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatment of wash sales.

To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts, on the Statement of Assets and Liabilities, based on their Federal tax basis treatment; temporary differences do not require reclassification and had no impact on the net asset value of the Funds.

The Funds complied with FASB interpretation Accounting for Uncertainty in Income Taxes which provides guidance for how uncertain tax provisions should be recognized, measured, presented and disclosed in the financial statements. Accounting for Uncertainty in Income Taxes requires the affirmative evaluation of tax positions taken or expected to be taken in the course

51

Notes to Financial Statements (continued)

of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not,” (i.e., greater than 50 percent) of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold may result in a tax benefit or expense in the current year.

Accounting for Uncertainty in Income Taxes requires management of the Funds to analyze all open tax years, as defined by the statutes of limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for exam by the taxing authorities (i.e., the last four tax years and the interim tax period since then). The Funds, have no examinations in progress. For all open tax years and all major taxing jurisdictions through the end of the reporting period, management of the Funds reviewed all tax positions taken or expected to be taken in the preparation of the Funds’ tax returns and concluded that Accounting for Uncertainty in Income Taxes resulted in no effect on the Funds’ reported net assets or results of operations as of and during the period ended February 28, 2017. Management of the Funds also is not aware of any tax positions for which it is reasonably possible that the total amounts of recognized tax benefits will significantly change in the next twelve months.

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales.

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized (Depreciation) for Federal Tax Purposes	Net Unrealized Appreciation (Depreciation) for Federal Tax Purposes
In-Retirement Fund	$14,360,694	$2,151,712	$(209,399)	$1,942,313
2015 Fund	4,725,533	158,475	(100,873)	57,602
2020 Fund	72,256,416	17,560,308	(984,263)	16,576,045
2025 Fund	31,788,982	1,413,047	(1,009,284)	403,763
2030 Fund	82,931,985	22,682,871	(1,655,156)	21,027,715
2035 Fund	32,360,849	1.667.776	(1.106.014)	561,762
2040 Fund	50,474,200	16,455,291	(951,719)	15,503,572
2045 Fund	17,040,742	894,801	(563,872)	330,929
2050 Fund	35,514,074	9,347,984	(813,415)	8,534,569
2055 Fund	8,562,216	535,113	(246,208)	288,905
Conservative Allocation Fund	127,693,969	12,990,191	(1,834,086)	11,156,105
Moderate Allocation Fund	108,063,064	19,099,272	(1,308,706)	17,790,566
Balanced Allocation Fund	319,721,598	97,509,754	(4,347,548)	93,162,206
Growth Allocation Fund	104,430,115	35,659,533	(1,233,686)	34,425,847
Aggressive Allocation Fund	136,999,459	66,431,731	(205,049)	66,226,682

The tax character of distributions reported on the Statement of Changes in Net Assets for the years ended August 31, 2016 and August 31, 2015 were as follows:

	2016		2015
Fund	Ordinary Income (1)	Long-Term Capital Gains	Ordinary Income (1)	Long-Term Capital Gains
In-Retirement Fund	$607,266	$1,497,614	$920,536	$1,258,215
2015 Fund	130,709	45,046	38,413	428
2020 Fund	2,458,238	5,197,602	2,879,598	2,699,335
2025 Fund	590,795	248,669	142,313	1,794
2030 Fund	2,098,312	3,990,322	2,387,859	2,107,177
2035 Fund	547,096	80,275	69,366	2,463
2040 Fund	1,223,268	3,715,337	1,603,878	1,351,612
2045 Fund	260,096	41,095	25,677	2,093
2050 Fund	671,827	1,380,429	881,509	720,139
2055 Fund	74,229	28,353	17,467	1,351
Conservative Allocation Fund	3,815,950	2,777,464	2,754,573	1,211,440
Moderate Allocation Fund	3,459,012	4,865,588	2,924,437	834,575
Balanced Allocation Fund	10,349,085	34,072,578	11,258,227	3,026,489
Growth Allocation Fund	2,750,080	8,796,346	2,621,083	329,073
Aggressive Allocation Fund	4,154,898	14,983,574	3,503,157	468,344

(1)	For tax purposes, short-term capital gain distributions are considered ordinary income.

52

BMO Funds

As of August 31, 2016, the components of distributable earnings on a tax basis are as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)
In-Retirement Fund	$262,415	$732,307	$—	$2,436,316
2015 Fund	49,563	—	(80,124)	5,440
2020 Fund	820,511	3,013,001	—	16,055,079
2025 Fund	238,835	172,863	—	(338,817)
2030 Fund	562,149	2,421,844	(18,355)	18,691,476
2035 Fund	163,275	459,548	—	(373,117)
2040 Fund	258,534	1,715,692	—	14,027,722
2045 Fund	71,911	339,191	—	(221,101)
2050 Fund	163,919	1,104,040	—	7,254,854
2055 Fund	26,603	145,113	—	35,641
Conservative Allocation Fund	2,221,712	—	(89,345)	11,469,317
Moderate Allocation Fund	1,741,198	1,267,491	—	17,119,792
Balanced Allocation Fund	4,060,170	18,297,105	—	90,839,378
Growth Allocation Fund	622,699	4,175,591	—	30,940,063
Aggressive Allocation Fund	667,893	13,428,219	—	61,774,240

As of August 31, 2016, the following funds had post-October losses, which are deferred until fiscal year 2017 for tax purposes. Net capital losses incurred after October 31, and with the taxable year, are deemed to arise on the first day of the Fund’s net taxable year.

	Post-October Losses
Fund	Short-Term	Long-Term
2015 Fund	$18,107	$34,077
2030 Fund	18,355	—

As of August 31, 2016, the following funds had non-expiring capital loss carry forwards:

	Capital Loss Carry Forward
Fund	Short-Term	Long-Term
2015 Fund	$21,933	$6,007
Conservative Allocation Fund	—	89,345

9.	Recently Issued Accounting Pronouncement

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, the “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X may have on the Fund’s financial statements and related disclosures.

10.	Subsequent Events

Management of the Funds have evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that no subsequent events exist requiring recognition or disclosure in the financial statements.

53

Rev. 8/2015

FACTS	WHAT DO BMO FUNDS, INC. & BMO LGM FRONTIER MARKETS EQUITY FUND (TOGETHER, THE “FUNDS”) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•     Social Security Number and Bank Account Numbers

•     Assets and Income

•     Account Balances and Account Transactions

•     Specific Investment Experience

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do the Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For our affiliates to market to you	Yes	Yes
For nonaffiliates to market to you	No	We do not share

To limit our sharing

Call Toll-Free: 1-800-236-FUND (3863)

Please note: If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call Toll-Free: 1-800-236-FUND (3863) or go to www.bmofundsus.com

54

Rev. 8/2015

What we do
How do the Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How do the Funds collect my personal	We collect your personal information, for example, when you:
information?	•	Open an account or direct us to buy/sell your securities
	•	Provide account information or give us your contact information
	•	Seek advice about your investments

We also collect your personal information from others, such as your financial representative, affiliates, or other companies.

Why can’t I limit all sharing?	Federal law gives you the right to limit only
	•	sharing for affiliates’ everyday business purposes—information about your creditworthiness
	•	affiliates from using your information to market to you
	•	sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more information on your rights under state laws.

What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account–unless you tell us otherwise.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
	•	Our affiliates include financial companies with a Bank of Montreal or BMO name; and financial companies such as BMO Harris Bank N.A.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
	•	The Funds do not share with nonaffiliates so they can market to you.

Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
	•	The Funds do not jointly market.

Other important information

Important Information for California and Vermont Residents: As long as you remain a resident of California or Vermont, we will not share within the BMO family of companies certain information (other than information about our transactions and experiences with you) from your account applications or information we receive from third parties without your authorization. To authorize the sharing of this information within the BMO family of companies, please contact us (see “Questions?” section).

Nevada Residents: Notice provided pursuant to state law. To be placed on our internal Do Not Call List, call 1-888-654-0063. For more on this Nevada law, contact Bureau of Consumer Protection, Office of the Nevada Attorney General, 555 E. Washington St., Suite 3900, Las Vegas, NV 89101. Phone number: (702)486-3132; email: BCPINFO@ag.state.nv.us.

55

NOTES

56

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectuses, which contain facts concerning each Fund’s objective and policies, management fees, expenses, and other information.

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-800-236-FUND (3863) and by accessing the Funds’ Statement of Additional Information, which is available on the Funds’ website at http://www.bmofunds.com and on the SEC’s website at http://www.sec.gov.

Each Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 1-800-236-FUND (3863) and by accessing the SEC’s website at http://www.sec.gov.

Disclosure of Portfolio Holdings

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the BMO Funds are not bank deposits or other obligations of, or issued, endorsed or guaranteed by, BMO Harris Bank, NA, or any of its affiliates. Shares of the BMO Funds, like shares of all mutual funds, are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

PRSRT STD U.S. POSTAGE PAID LANCASTER, PA PERMIT NO. 1793

BMO Funds U.S. Services P.O. Box 55931 Boston, MA 02205-5931

Contact us 1-800-236-FUND (3863) 414-287-8555

Learn more bmofunds.com

BMO Investment Distributors, LLC, Distributor

BMO Asset Management Corp., Investment Adviser

Investment products are: NOT FDIC INSURED — NO BANK GUARANTEE — MAY LOSE VALUE.

© 2017 BMO Financial Corp. (3/17)

Item 2.	Code of Ethics.

Not applicable to semi-annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Except as noted below, the schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form. The schedules of investments for BMO Ultra Short Tax-Free Fund, BMO Short Tax-Free Fund, and BMO Intermediate Tax-Free Fund, are filed under this Item.

Ultra Short Tax-Free Fund

SCHEDULE OF INVESTMENTS – As of February 28, 2017

(Unaudited)

Description	Shares or Principal Amount	Value

Municipals — 95.7%

Alabama — 5.3%
Albertville Municipal Utilities Board, AGM:
2.000%, 8/15/2019	$735,000	$742,034
2.000%, 8/15/2020	355,000	357,602
Chatom Industrial Development Board, 1.050%, 8/1/2037, Call 8/1/2017 (8)	5,500,000	5,501,320
City of Brundidge, AGM:
2.000%, 12/1/2017	380,000	383,374
2.000%, 12/1/2018	385,000	390,032
Columbia Industrial Development Board:
0.670%, 12/1/2037, Call 3/1/2017 (8)	1,265,000	1,265,000
0.670%, 12/1/2037, Call 3/1/2017 (8)	1,500,000	1,500,000
Eutaw Industrial Development Board, 0.670%, 6/1/2028, Call 3/1/2017 (8)	1,200,000	1,200,000
Health Care Authority for Baptist Health, 1.300%, 11/1/2042 (8)	14,125,000	14,125,000
Limestone County Water & Sewer Authority, BAM, 2.000%, 12/1/2019	160,000	161,797
Mobile Industrial Development Board, 0.670%, 6/1/2034, Call 3/1/2017 (8)	1,100,000	1,100,000
Tender Option Bond Trust Receipts/Certificates, 0.920%, 12/1/2030 (6) (8)	5,085,000	5,085,000

		31,811,159

Arizona — 1.7%
Arizona Health Facilities Authority:
2.490%, 2/5/2020, Call 8/9/2019 (8)	3,250,000	3,311,620
2.490%, 2/5/2020, Call 8/9/2019 (8)	750,000	764,220
Arizona School Facilities Board, AMBAC, 5.000%, 7/1/2018	300,000	315,621
City of Tucson, AGM, 3.000%, 7/1/2018	500,000	512,750
County of Mohave, AGC, 4.125%, 4/1/2017	100,000	100,272
Industrial Development Authority of the County of Pima, 5.000%, 9/1/2017	250,000	255,297
Maricopa County Pollution Control Corp., 1.750%, 5/30/2018 (8)	500,000	501,530
Scottsdale Industrial Development Authority, FSA, 0.880%, 9/1/2045, Call 3/7/2017 (8) (14)	4,275,000	4,275,000
Yuma County Elementary School District No. 1, BAM, 3.000%, 7/1/2017	175,000	176,234

		10,212,544

Arkansas — 2.3%
Arkansas Development Finance Authority:
1.300%, 9/1/2044, Call 3/1/2017 (8)	10,400,000	10,400,000
1.740%, 9/1/2019, Call 3/1/2019 (8)	3,000,000	3,007,170
City of Cabot, 2.550%, 6/1/2043, Call 6/1/2023	500,000	499,420
County of Crawford, AGM:
1.850%, 9/1/2024, Call 3/1/2017	45,000	45,000
3.000%, 9/1/2017	175,000	176,965

		14,128,555

California — 7.6%
Anaheim Public Financing Authority, 5.000%, 5/1/2017	500,000	503,500
Bay Area Toll Authority, 1.740%, 4/1/2024, Call 10/1/2023 (8)	1,750,000	1,768,462
BB&T Municipal Trust, 1.340%, 11/15/2017 (6) (8)	579,622	579,993
California County Tobacco Securitization Agency, 4.000%, 6/1/2017	615,000	619,237
California Health Facilities Financing Authority, NATL-RE, 1.208%, 7/1/2022, Call 3/1/2017 (8) (14)	900,000	852,161
California Infrastructure & Economic Development Bank, 0.920%, 4/2/2018, Call 1/2/2018 (8)	550,000	549,747
California Municipal Finance Authority, 1.200%, 2/1/2018 (8)	3,750,000	3,753,375
California Statewide Communities Development Authority:
3.500%, 11/1/2018	400,000	403,388
5.250%, 12/1/2027, Call 12/1/2017	1,250,000	1,291,762
California Statewide Communities Development Authority, CMI, 2.500%, 8/1/2020, Call 3/31/2017	1,000,000	1,001,200
Carson Redevelopment Agency Successor Agency, 4.000%, 10/1/2017	1,265,000	1,287,618
City of Sacramento, 2.000%, 9/1/2017	200,000	200,806

County of San Joaquin, 3.000%, 4/1/2017	150,000	150,254
Lynwood Unified School District, 5.000%, 8/1/2017	1,500,000	1,524,540
Mendota Unified School District, 0.000%, 8/1/2018, Call 3/31/2017	1,275,000	1,221,335
Northern California Gas Authority No. 1:
1.269%, 7/1/2017 (8)	25,000	25,013
1.299%, 7/1/2019 (8)	7,500,000	7,445,775
Palomar Health:
4.000%, 11/1/2018	125,000	128,793
4.000%, 11/1/2019	505,000	526,624
State of California, 1.376%, 12/3/2018, Call 6/1/2018 (8)	950,000	954,816
State of California, AGM, 0.820%, 8/1/2027 (6) (8)	7,985,000	7,985,000
Successor Agency to the Richmond County Redevelopment Agency, BAM, 4.000%, 9/1/2017	400,000	406,384
Tender Option Bond Trust Receipts/Certificates:
0.710%, 11/1/2023 (6) (8)	7,000,000	7,000,000
0.760%, 5/1/2022 (6) (8)	3,000,000	3,000,000
0.940%, 8/1/2037, Call 8/1/2017 (6) (8)	2,500,000	2,500,000

		45,679,783

Colorado — 1.7%
Auraria Higher Education Center, 6.000%, 5/1/2017	159,000	160,329
City & County of Denver, AGC, 0.890%, 11/15/2025, Call 3/1/2017 (8) (14)	525,000	525,000
City of Sheridan, 3.000%, 12/1/2017	200,000	203,062
Colorado Educational & Cultural Facilities Authority:
3.000%, 8/15/2017	175,000	176,535
3.000%, 11/15/2017	190,000	192,898
Colorado Health Facilities Authority, 4.000%, 2/1/2018	175,000	177,903
County of Montrose, 4.000%, 12/1/2017	385,000	391,114
Denver Health & Hospital Authority:
5.000%, 12/1/2019, Call 3/31/2017	200,000	200,746
5.000%, 12/1/2020, Call 3/31/2017	1,730,000	1,736,487
E-470 Public Highway Authority:
0.000%, 9/1/2019, Call 3/1/2019 (8) (9)	2,000,000	2,005,640
1.820%, 8/31/2017, Call 3/1/2017 (8)	4,600,000	4,600,000

		10,369,714

Connecticut — 1.4%
City of New Britain, AGM, 4.000%, 3/1/2017	1,250,000	1,250,000
Norwalk Housing Authority, 1.250%, 6/1/2018 (8)	2,200,000	2,201,342
State of Connecticut, 0.690%, 1/1/2018, Call 3/1/2017 (8)	5,000,000	5,000,000

		8,451,342

District of Columbia — 0.1%
District of Columbia Housing Finance Agency, AGM, 5.000%, 7/1/2021, Call 3/31/2017	390,000	391,400

Florida — 4.7%
Citizens Property Insurance Corp., 5.250%, 6/1/2017	850,000	859,571
Citizens Property Insurance Corp., AGM, 5.000%, 6/1/2017	1,000,000	1,010,650
Citizens Property Insurance Corp., NATL-RE, 5.000%, 3/1/2017	1,720,000	1,720,000
City of Jacksonville, 0.630%, 5/1/2029, Call 3/1/2017 (8)	700,000	700,000
City of Lakeland, 5.000%, 10/1/2017	1,500,000	1,537,200
City of Port St. Lucie:
1.000%, 7/1/2017	415,000	414,954
1.125%, 7/1/2018	625,000	623,069
Columbia County School Board, 5.000%, 7/1/2018	880,000	924,863
County of Martin, 0.620%, 7/15/2022, Call 3/1/2017 (8)	700,000	700,000
County of Volusia, 5.250%, 10/1/2017	1,000,000	1,026,240
Florida Municipal Power Agency, AMBAC:
1.120%, 10/1/2021 (8) (14)	325,000	311,860
1.138%, 10/1/2021, Call 3/2/2017 (8) (14)	250,000	239,892
JEA Electric System Revenue, 5.000%, 10/1/2018	600,000	637,176
Manatee County School District, AGM, 4.000%, 10/1/2018	670,000	700,840
Miami-Dade County School Board Foundation, Inc., NATL-RE, 5.000%, 5/1/2018, Call 5/1/2017	300,000	302,124
North Sumter County Utility Dependent District, 5.000%, 10/1/2017	225,000	229,590
Orange County Health Facilities Authority, 3.000%, 8/1/2017	625,000	629,519
Orlando Utilities Commission, 0.670%, 10/1/2033, Call 3/1/2017 (8)	2,800,000	2,800,000
Putnam County Development Authority, 0.640%, 9/1/2024, Call 3/1/2017 (8)	2,300,000	2,300,000

Sarasota County Health Facilities Authority:
4.000%, 1/1/2018	400,000	407,092
4.000%, 1/1/2019	500,000	516,390
School Board of Miami-Dade County, FGIC, 1.030%, 5/1/2037, Call 3/1/2017 (6) (8)	8,000,000	8,000,000
Sumter County Industrial Development Authority:
4.000%, 7/1/2017	1,180,000	1,192,166
4.000%, 7/1/2019	620,000	651,384

		28,434,580

Georgia — 1.1%
Bartow County Development Authority, 2.375%, 8/10/2017 (8)	1,000,000	1,005,750
Burke County Development Authority, 1.750%, 6/1/2017 (8)	500,000	501,005
City of Atlanta, 2.022%, 11/1/2018, Call 5/1/2018 (8)	2,750,000	2,773,760
Downtown Dalton Development Authority, NATL-RE, 5.500%, 8/15/2017	65,000	66,113
Metropolitan Atlanta Rapid Transit Authority, 0.920%, 7/1/2017, Call 3/21/2017 (8)	900,000	900,000
Peach County Development Authority, 1.200%, 10/1/2018, Call 4/1/2018	1,000,000	998,750
Private Colleges & Universities Authority, 4.000%, 10/1/2017	110,000	111,384

		6,356,762

Guam — 0.1%
Territory of Guam:
3.000%, 11/15/2017	300,000	301,881
5.000%, 12/1/2017	200,000	205,052
5.000%, 12/1/2018	250,000	263,805

		770,738

Idaho — 1.2%
Idaho Housing & Finance Association, 0.830%, 1/1/2038, Call 3/1/2017 (8)	7,100,000	7,100,000

Illinois — 6.9%
Arlington Heights Park District, 5.000%, 12/1/2017	170,000	175,313
Chicago Board of Education, 4.640%, 3/1/2017 (8)	4,250,000	4,250,000
Chicago Board of Education, AGM, 5.000%, 12/1/2018, Call 3/31/2017	250,000	250,587
City of Burbank, BAM, 3.000%, 12/1/2017	1,040,000	1,055,538
City of Chicago:
2.000%, 11/1/2017	2,000,000	2,008,640
5.000%, 11/1/2018	1,000,000	1,050,430
City of Chicago, AGM:
4.250%, 11/1/2018	150,000	156,413
5.000%, 1/1/2019, Call 3/31/2017	250,000	254,987
City of Rockford, BAM, 5.000%, 12/15/2017	1,600,000	1,650,688
City of Springfield, 5.000%, 3/1/2017	350,000	350,000
Cook County Community Consolidated School District No. 15 Palatine, NATL-RE, 0.000%, 12/1/2017	250,000	247,618
County of Cook, 5.000%, 11/15/2018	1,300,000	1,371,552
Illinois Finance Authority:
1.300%, 5/8/2017 (8)	3,260,000	3,259,739
4.000%, 11/15/2017	200,000	204,216
4.000%, 11/15/2018	200,000	209,290
5.000%, 7/1/2017	140,000	141,467
5.000%, 8/15/2018	200,000	208,678
5.000%, 11/15/2018	350,000	371,819
5.000%, 11/15/2019	605,000	659,970
5.000%, 11/15/2019	250,000	272,992
Illinois Housing Development Authority, 1.000%, 8/1/2017, Call 3/21/2017	2,350,000	2,350,117
Kankakee River Metropolitan Agency, AGM:
2.000%, 5/1/2018	100,000	100,423
3.000%, 5/1/2019	300,000	307,206
Lake County Forest Preserve District, 1.126%, 12/15/2020 (8)	450,000	448,281
McHenry County Community Consolidated School District No. 47 Crystal Lake, AGM, 5.000%, 2/1/2018	210,000	217,930
McHenry County Community Unit School District No. 12 Johnsburg, AGM, 4.000%, 1/1/2018	125,000	128,166
Northeastern Illinois University, BAM, 3.000%, 7/1/2017	120,000	120,750
Northern Illinois Municipal Power Agency, 5.000%, 12/1/2018	500,000	531,885
Northern Illinois Municipal Power Agency, NATL-RE, 5.000%, 1/1/2018	1,250,000	1,290,887
Railsplitter Tobacco Settlement Authority, 5.000%, 6/1/2017	20,000	20,180
Rib Floater Trust Various States, 0.940%, 4/1/2036, Call 4/1/2027 (6) (8)	4,250,000	4,250,000
Southwestern Illinois Development Authority, AGM:
5.250%, 12/1/2020, Call 12/1/2017	275,000	282,934
5.250%, 2/1/2023, Call 3/31/2017	1,165,000	1,168,821

State of Illinois:
5.000%, 3/1/2017	1,250,000	1,250,000
5.000%, 4/1/2017	500,000	501,320
5.000%, 5/1/2017	500,000	502,710
5.000%, 1/1/2018	2,000,000	2,050,960
5.000%, 2/1/2018	500,000	513,880
Tender Option Bond Trust Receipts/Certificates, 0.840%, 6/15/2032, Call 6/15/2026 (6) (8)	4,655,000	4,655,000
Village of Franklin Park, BAM, 4.000%, 10/1/2017	95,000	96,670
Village of Gilberts, BAM, 1.500%, 3/1/2017	300,000	300,000
Village of Lansing, AGM, 3.000%, 3/1/2017	860,000	860,000
Village of Plainfield, 2.000%, 12/15/2017	130,000	131,226
Village of Rantoul, AGM:
2.000%, 1/1/2018	100,000	100,648
2.000%, 1/1/2019	150,000	151,482
Will & Kankakee Counties School District No. 255, 4.000%, 6/1/2017	1,030,000	1,038,230

		41,519,643

Indiana — 5.2%
Center Grove Community School Corp., 2.000%, 7/1/2017	500,000	501,070
City of Indianapolis Department of Public Utilities, NATL-RE, 3.500%, 6/1/2017	200,000	201,314
Clark-Pleasant Community School Building Corp., SAW, 4.000%, 1/15/2018	910,000	933,251
Hamilton Southeastern Consolidated School Building Corp., 5.000%, 1/15/2018	900,000	931,536
Indiana Finance Authority:
0.900%, 3/1/2017 (8)	3,500,000	3,500,000
5.000%, 3/1/2017	930,000	930,000
Indiana Housing & Community Development Authority, GNMA/FNMA/FHLMC COLL, 0.870%, 7/1/2039, Call 3/31/2017 (8)	14,400,000	14,400,000
Indianapolis Local Public Improvement Bond Bank, 5.000%, 6/1/2017	1,000,000	1,010,350
Tender Option Bond Trust Receipts/Certificates, 0.990%, 4/15/2018 (6) (8)	8,500,000	8,500,000
Whitley County Multi School Building Corp.:
3.000%, 7/15/2017	410,000	413,579
3.000%, 1/15/2018	250,000	254,565

		31,575,665

Iowa — 1.2%
City of Altoona, 3.000%, 6/1/2018	220,000	225,012
Iowa Higher Education Loan Authority:
1.000%, 9/1/2018, Call 3/1/2018	3,000,000	2,979,150
2.000%, 12/1/2018, Call 6/1/2018	3,500,000	3,526,215
People’s Memorial Hospital of Buchanan County, 1.500%, 12/1/2018, Call 6/1/2018	405,000	402,780
Xenia Rural Water District:
2.000%, 12/1/2017	125,000	125,294
2.000%, 12/1/2018	225,000	225,497

		7,483,948

Kansas — 0.4%
Bourbon County Unified School District No. 234-Fort Scott, 3.000%, 9/1/2017	745,000	752,778
Kansas Turnpike Authority, 5.000%, 9/1/2017	1,000,000	1,020,880
Wyandotte County-Kansas City Unified Government, 4.000%, 8/1/2017	900,000	911,682

		2,685,340

Kentucky — 0.3%
Commonwealth of Kentucky, 2.000%, 6/15/2017	275,000	276,031
Kentucky State Property & Building Commission, 5.250%, 10/1/2017	425,000	435,927
Louisville/Jefferson County Metropolitan Government, 4.000%, 11/15/2017	1,000,000	1,023,210

		1,735,168

Louisiana — 2.4%
East Baton Rouge Sewerage Commission, 1.046%, 8/1/2018, Call 2/1/2018 (8)	6,090,000	6,059,672
Louisiana Housing Corp., FHA, 2.500%, 12/1/2031, Call 6/1/2020	715,000	691,212
Louisiana Public Facilities Authority, 0.890%, 7/1/2021, Call 3/2/2017 (8)	1,415,000	1,415,000
Parish of St. James, 0.800%, 11/1/2040, Call 3/1/2017 (8)	4,000,000	4,000,000
State of Louisiana, 1.016%, 5/1/2018, Call 11/1/2017 (8)	2,500,000	2,483,100

		14,648,984

Maine — 0.1%
City of Portland:
5.000%, 1/1/2018	285,000	293,217
5.000%, 1/1/2019	305,000	322,748

		615,965

Massachusetts — 0.3%
Commonwealth of Massachusetts, 1.150%, 11/1/2018, Call 11/1/2017 (8)	750,000	750,270
Marthas Vineyard Land Bank, BAM, 4.000%, 5/1/2018 (9)	500,000	516,855
Massachusetts Development Finance Agency, 1.120%, 1/29/2020, Call 8/1/2019 (8)	500,000	498,060
Massachusetts Municipal Wholesale Electric Co., MBIA, 0.999%, 7/1/2018, Call 3/7/2017 (8) (14)	125,000	122,579

		1,887,764

Michigan — 3.8%
Boyne City Public School District, 1.500%, 5/1/2019	1,265,000	1,270,642
Chippewa Hills School District, Q-SBLF, 4.000%, 5/1/2017	735,000	738,785
City of Detroit Water Supply System Revenue, BHAC FGIC, 5.750%, 7/1/2024, Call 7/1/2018	100,000	105,837
Fitzgerald Public School District, BAM, 4.000%, 5/1/2017	985,000	989,570
Grand Traverse County Hospital Finance Authority:
3.000%, 7/1/2017	320,000	322,307
4.000%, 7/1/2017	255,000	257,672
Harbor Beach Community School District, Q-SBLF, 2.000%, 5/1/2017	75,000	75,152
Healthsource Saginaw, Inc., 4.000%, 5/1/2017	200,000	201,088
Michigan Finance Authority:
5.000%, 11/15/2017	500,000	514,195
5.000%, 11/15/2018	500,000	531,605
5.000%, 11/15/2019	400,000	433,136
Michigan State Building Authority, 5.000%, 10/15/2017	30,000	30,771
Mount Clemens Community School District, Q-SBLF, 4.000%, 5/1/2017	1,655,000	1,663,308
Rib Floater Trust Various States, 0.790%, 7/1/2018 (6) (8)	5,000,000	5,000,000
Roseville Community Schools, Q-SBLF, 5.000%, 5/1/2017	250,000	251,668
Star International Academy, 3.400%, 3/1/2017	375,000	375,000
Taylor Tax Increment Finance Authority, AGM:
4.000%, 5/1/2020, Call 3/31/2017	785,000	786,931
4.000%, 5/1/2021, Call 3/31/2017	600,000	601,476
Tender Option Bond Trust Receipts/Certificates, AGM Q-SBLF, 0.790%, 5/1/2029, Call 5/1/2017 (6) (8)	5,220,000	5,220,000
Waterford School District, AGM, 5.000%, 8/1/2017	870,000	884,781
Wayne County Airport Authority, 5.000%, 12/1/2017	250,000	257,358
Wayne-Westland Community Schools, Q-SBLF, 5.000%, 5/1/2017	1,060,000	1,067,039
White Cloud Public Schools, Q-SBLF:
4.000%, 5/1/2017	245,000	246,242
4.000%, 5/1/2018	215,000	222,196
4.000%, 5/1/2019	175,000	185,227
Zeeland Public Schools, 4.000%, 5/1/2017	500,000	502,740

		22,734,726

Minnesota — 1.9%
City of Hayward, 2.750%, 11/1/2017, Call 5/1/2017	2,000,000	2,006,600
City of Minneapolis, 1.000%, 12/1/2017, Call 4/1/2017	3,225,000	3,225,226
Minnesota Rural Water Finance Authority, Inc., 2.000%, 10/1/2017	3,000,000	3,017,610
St. Paul Housing & Redevelopment Authority, 0.850%, 6/1/2017, Call 3/14/2017	3,000,000	3,000,240

		11,249,676

Mississippi — 1.2%
City of Jackson, BAM, 3.000%, 9/1/2017	375,000	378,521
Mississippi Business Finance Corp., 0.950%, 5/1/2037, Call 5/1/2017 (8)	6,775,000	6,775,610
Mississippi Development Bank, 5.000%, 4/1/2018	300,000	312,267

		7,466,398

Missouri — 0.6%
Health & Educational Facilities Authority of the State of Missouri, 4.000%, 2/1/2018	500,000	511,035
Missouri Housing Development Commission, GNMA FNMA, 4.700%, 3/1/2035, Call 9/1/2019	235,000	243,152
Missouri State Environmental Improvement & Energy Resources Authority, NATL-RE, 1.155%, 12/1/2022, Call 3/1/2017 (8) (14)	1,750,000	1,610,266
St. Louis County Industrial Development Authority, 2.850%, 9/1/2018, Call 9/1/2017	1,000,000	1,001,190

		3,365,643

Nebraska — 0.6%
Central Plains Energy Project, 5.000%, 6/1/2017	3,000,000	3,031,650
City of La Vista, 1.000%, 3/15/2018, Call 3/31/2017	500,000	499,385

		3,531,035

Nevada — 0.2%
State of Nevada:
5.000%, 6/1/2017	475,000	480,130
5.000%, 12/1/2017	550,000	567,606

		1,047,736

New Jersey — 6.3%
City of Margate City, 5.000%, 2/1/2018	200,000	207,386
County of Middlesex, 3.000%, 6/15/2017	1,625,000	1,635,920
Hudson County Improvement Authority, County Guarantee, 2.000%, 6/27/2017	1,000,000	1,003,460
New Jersey Economic Development Authority:
0.930%, 11/1/2040, Call 3/1/2017 (8)	5,770,000	5,770,000
0.930%, 11/1/2040, Call 3/1/2017 (8)	4,700,000	4,700,000
0.940%, 11/1/2031, Call 3/1/2017 (8)	5,895,000	5,895,000
2.440%, 2/1/2018, Call 8/1/2017 (8)	500,000	502,465
2.446%, 2/1/2018, Call 8/1/2017 (8)	1,750,000	1,758,785
5.000%, 6/15/2017	250,000	252,220
New Jersey Educational Facilities Authority, 3.000%, 7/1/2017	125,000	125,860
New Jersey Health Care Facilities Financing Authority:
0.930%, 7/1/2038, Call 3/1/2017 (8)	3,700,000	3,700,000
0.960%, 7/1/2028, Call 3/1/2017 (8)	300,000	300,000
1.070%, 7/1/2018, Call 3/1/2017 (8)	100,000	100,000
New Jersey Transportation Trust Fund Authority:
1.640%, 12/15/2019, Call 6/15/2019 (8)	5,000,000	4,926,600
5.000%, 12/15/2017	1,200,000	1,236,384
New Jersey Transportation Trust Fund Authority, AGM, 5.500%, 12/15/2018	250,000	264,205
New Jersey Transportation Trust Fund Authority, FSA, 5.500%, 12/15/2017	135,000	139,618
New Jersey Turnpike Authority, 1.320%, 1/1/2018, Call 7/1/2017 (8)	200,000	200,198
Newark Housing Authority, 4.000%, 12/1/2017	100,000	102,385
Tender Option Bond Trust Receipts/Certificates, 0.810%, 1/1/2043, Call 7/1/2022 (6) (8)	5,000,000	5,000,000

		37,820,486

New Mexico — 0.9%
New Mexico Municipal Energy Acquisition Authority, 1.273%, 8/1/2019, Call 2/1/2019 (8)	5,500,000	5,487,570

New York — 8.5%
Albany Capital Resource Corp., 3.000%, 12/1/2017	115,000	116,804
Albany Industrial Development Agency, 0.950%, 7/1/2032, Call 3/2/2017 (8)	1,240,000	1,240,000
Chautauqua County Capital Resource Corp., 1.300%, 11/1/2018 (8)	775,000	768,808
City of New York:
0.850%, 8/1/2026, Call 3/7/2017 (8) (14)	50,000	50,000
5.000%, 8/1/2017	250,000	254,455
City of New York, AGC, 0.890%, 10/1/2021, Call 3/6/2017 (8) (14)	100,000	100,000
City of New York, AGM, 0.790%, 11/1/2026 (8)	4,300,000	4,300,000
City of Schenectady, BAM, 3.125%, 5/15/2017	300,000	301,521
County of Monroe, AGM NATL-RE, 6.000%, 3/1/2017	100,000	100,000
Long Island Power Authority, 1.196%, 11/1/2018, Call 5/1/2018 (8)	1,600,000	1,601,520
Metropolitan Transportation Authority, 1.223%, 2/1/2020 (8)	3,500,000	3,485,510
Metropolitan Transportation Authority, AGM, 1.138%, 5/15/2018, Call 11/15/2017 (8)	4,650,000	4,651,813
New York City Transitional Finance Authority:
0.780%, 11/1/2022 (8)	3,795,000	3,795,000
0.790%, 8/1/2022, Call 3/1/2017 (8)	3,320,000	3,320,000
0.790%, 8/1/2023, Call 3/1/2017 (8)	6,550,000	6,550,000
New York City Water & Sewer System, 0.620%, 6/15/2039, Call 3/1/2017 (8)	1,600,000	1,600,000
New York State Dormitory Authority:
4.000%, 12/1/2018 (6)	1,000,000	1,035,140
5.000%, 7/1/2017	960,000	973,354
New York State Energy Research & Development Authority, NATL-RE, 1.120%, 12/1/2020, Call 3/7/2017 (8) (14)	7,350,000	7,079,763
State of New York, NATL-RE FGIC:
1.007%, 2/15/2022, Call 3/2/2017 (8) (14)	1,480,000	1,437,966
1.007%, 2/13/2032, Call 3/2/2017 (8) (14)	1,345,000	1,256,397
Town of Oyster Bay:
3.500%, 2/2/2018	1,380,000	1,392,310
3.500%, 6/1/2018	500,000	504,240
Triborough Bridge & Tunnel Authority, 1.223%, 2/1/2021 (8)	5,000,000	4,997,300
Upper Mohawk Valley Regional Water Finance Authority, 4.000%, 4/1/2018	65,000	67,113

Village of Freeport, AGM, 3.000%, 5/1/2017	100,000	100,367

		51,079,381

North Carolina — 0.3%
North Carolina Medical Care Commission, 0.960%, 6/1/2029, Call 6/1/2020 (6) (8)	1,000,000	1,000,000
University of North Carolina at Chapel Hill, 1.273%, 12/1/2017, Call 6/1/2017 (8)	925,000	925,065

		1,925,065

North Dakota — 0.9%
Barnes County North Public School District Building Authority:
4.000%, 5/1/2017	545,000	546,815
4.000%, 5/1/2018	565,000	576,712
4.000%, 5/1/2019	590,000	608,615
City of Grand Forks, 5.000%, 12/15/2017	850,000	877,608
City of Williston, AGM, 2.650%, 11/1/2020, Call 3/31/2017	1,100,000	1,100,627
Williston Parks & Recreation District, 3.250%, 3/1/2032, Call 3/16/2017	1,865,000	1,854,108

		5,564,485

Ohio — 4.5%
City of Chillicothe, 2.000%, 9/8/2017	570,000	572,497
County of Crawford, 1.430%, 11/1/2017, Call 5/1/2017	5,000,000	5,002,150
County of Hamilton, 4.000%, 1/1/2018	250,000	254,245
County of Montgomery, 0.580%, 11/15/2039, Call 3/1/2017 (8)	3,850,000	3,850,000
Lancaster Port Authority, 1.243%, 8/1/2019, Call 2/1/2019 (8)	5,000,000	4,976,250
Ohio Higher Educational Facility Commission, 0.670%, 1/15/2046, Call 3/31/2017 (8)	1,872,000	1,872,000
State of Ohio:
0.870%, 1/15/2045, Call 3/1/2017 (8)	5,500,000	5,500,000
1.100%, 1/15/2045, Call 3/1/2017 (8)	5,000,000	5,000,000

		27,027,142

Oklahoma — 0.0%
Oklahoma Municipal Power Authority, 1.440%, 8/1/2018, Call 2/1/2018 (8)	130,000	130,179

Oregon — 0.1%
Port of Morrow:
2.000%, 6/1/2017	200,000	200,568
2.000%, 6/1/2017	75,000	75,213
2.000%, 6/1/2018	70,000	70,811

		346,592

Pennsylvania — 5.5%
Bethlehem Area School District, SAW, 0.976%, 1/1/2018, Call 7/1/2017 (8)	3,070,000	3,057,137
Bethlehem Area Vocational Technical School Authority, MAC SAW, 1.500%, 9/15/2017	185,000	185,608
City of Philadelphia, 4.000%, 8/1/2018	2,000,000	2,077,240
Jim Thorpe Area School District, BAM SAW, 3.000%, 3/15/2017	180,000	180,135
Mount Pleasant Area School District, 0.000%, 5/15/2017	965,000	963,668
North Penn Water Authority, 1.023%, 11/1/2019, Call 5/1/2019 (8)	2,000,000	1,992,440
Old Forge School District, BAM SAW:
1.000%, 5/1/2017	185,000	184,980
1.180%, 5/1/2018	200,000	199,632
2.000%, 5/1/2019	500,000	503,800
Pennsylvania Economic Development Financing Authority, 1.100%, 4/3/2017 (8)	2,500,000	2,500,000
Pennsylvania Higher Educational Facilities Authority:
0.875%, 2/1/2018, Call 8/1/2017	2,300,000	2,297,286
1.200%, 11/1/2017 (8)	2,200,000	2,196,524
Pennsylvania Turnpike Commission:
1.090%, 12/1/2017, Call 6/1/2017 (8)	560,000	559,300
1.240%, 12/1/2017, Call 6/1/2017 (8)	100,000	99,994
1.320%, 12/1/2018, Call 6/1/2018 (8)	6,000,000	6,004,080
1.520%, 12/1/2020, Call 6/1/2020 (8)	1,800,000	1,808,136
1.790%, 12/1/2019, Call 6/1/2019 (8)	2,225,000	2,248,830
Pennsylvania Turnpike Commission, AGC, 5.000%, 6/1/2017	600,000	606,102
Philadelphia Authority for Industrial Development, 4.000%, 10/1/2017	1,250,000	1,271,612
Scranton School District, AGM SAW, 2.000%, 6/15/2017	250,000	250,575
Scranton School District, SAW, 1.530%, 4/2/2018, Call 10/2/2017 (8)	3,000,000	2,995,470
Tunkhannock Area School District, BAM SAW, 2.000%, 1/15/2018	125,000	126,054
University Area Joint Authority, 1.040%, 11/1/2017, Call 5/1/2017 (8)	1,070,000	1,063,109
Wayne Highlands School District, BAM, 3.000%, 4/1/2017	120,000	120,221

		33,491,933

Puerto Rico — 0.0%
Puerto Rico Electric Power Authority, 0.000%, 7/1/2017	190,000	189,589
Puerto Rico Electric Power Authority, NATL-RE, 0.000%, 7/1/2017	15,000	14,968

		204,557

Rhode Island — 0.3%
Rhode Island Health & Educational Building Corp., 5.000%, 5/15/2018	1,000,000	1,036,340
Rhode Island Health & Educational Building Corp., NATL-RE, 5.500%, 4/1/2017	1,000,000	1,003,520

		2,039,860

South Carolina — 0.2%
Town of Hilton Head Island, SAW, 4.000%, 10/5/2017	1,000,000	1,017,820

Tennessee — 0.8%
Tender Option Bond Trust Receipts/Certificates, 0.870%, 7/1/2046, Call 7/1/2026 (6) (8)	5,000,000	5,000,000
Tennessee Housing Development Agency, 4.500%, 7/1/2028, Call 1/1/2020	120,000	124,400

		5,124,400

Texas — 8.3%
Alamito Public Facility Corp., 1.000%, 10/1/2017, Call 4/1/2017 (8)	2,000,000	1,996,480
City of Houston:
1.390%, 6/1/2017, Call 3/31/2017 (8)	300,000	299,862
4.000%, 9/1/2017	200,000	203,032
City of Lewisville, AGM:
2.000%, 9/1/2017	335,000	336,782
4.000%, 9/1/2018	340,000	354,317
Clear Brook City Municipal Utility District, BAM, 2.000%, 2/1/2018	220,000	221,569
County of Bexar, AGM, 4.000%, 8/15/2017	370,000	375,476
Crane County Water District, 4.000%, 2/15/2019	1,000,000	1,053,210
Denton County Fresh Water Supply District No. 7, AGM:
2.000%, 2/15/2018	465,000	468,855
2.000%, 2/15/2019	240,000	243,782
Fort Bend County Municipal Utility District No. 138, BAM, 2.000%, 9/1/2017	200,000	201,024
Fort Bend County Municipal Utility District No. 151, MAC, 2.000%, 9/1/2017	180,000	180,779
Fort Bend County Municipal Utility District No. 50, MAC, 2.000%, 9/1/2017	340,000	341,455
Goose Creek Consolidated Independent School District, PSF, 1.350%, 8/15/2018 (8)	700,000	701,505
Gulf Coast Industrial Development Authority, 0.720%, 11/1/2019, Call 3/1/2017 (8)	2,350,000	2,350,000
Harris County Municipal Utility District No. 371, BAM:
2.000%, 9/1/2018	290,000	292,996
2.000%, 9/1/2019	295,000	298,236
Harris County Municipal Utility District No. 468, AGM, 2.000%, 9/1/2017	100,000	100,566
Houston Independent School District, 5.000%, 9/15/2017	2,025,000	2,071,717
Houston Independent School District, PSF, 2.000%, 6/1/2017 (8)	1,025,000	1,027,788
Katy Independent School District, PSF, 5.000%, 2/15/2018	1,000,000	1,039,760
Mansfield Independent School District, PSF, 1.750%, 8/1/2017 (8)	415,000	416,461
New Hope Cultural Education Facilities Finance Corp., 1.000%, 2/1/2018, Call 8/1/2017	2,000,000	1,992,960
North Texas Tollway Authority:
6.000%, 1/1/2020, Call 1/1/2018	220,000	229,249
6.000%, 1/1/2020, Call 1/1/2018	30,000	31,228
Northside Independent School District, PSF:
1.200%, 8/1/2017 (8)	90,000	90,114
2.125%, 8/1/2020, Call 8/1/2017 (8)	1,940,000	1,948,517
Port of Port Arthur Navigation District:
0.700%, 12/1/2039, Call 3/1/2017 (8)	11,100,000	11,100,000
0.700%, 11/1/2040, Call 3/1/2017 (8)	2,500,000	2,500,000
Spring Creek Utility District of Montgomery County, BAM, 2.000%, 10/1/2017	375,000	376,958
Tarrant County Cultural Education Facilities Finance Corp.:
2.500%, 12/1/2018, Call 5/1/2017	2,525,000	2,527,070
4.000%, 9/1/2017	550,000	558,531
5.000%, 10/1/2017	1,025,000	1,050,307
5.250%, 8/15/2028, Call 8/15/2018	230,000	243,931
Tender Option Bond Trust Receipts/Certificates, 0.920%, 7/1/2021 (6) (8)	11,950,000	11,950,000
Texas Municipal Gas Acquisition & Supply Corp. II:
1.110%, 9/15/2017 (8)	50,000	49,976
1.346%, 9/15/2017 (8)	840,000	840,050
Trail of the Lakes Municipal Utility District, BAM, 5.000%, 4/1/2019	120,000	128,406
Travis County Water Control & Improvement District No. 17, BAM, 0.000%, 11/1/2017	250,000	248,048

		50,440,997

Utah — 0.7%
Tender Option Bond Trust Receipts/Certificates, 0.840%, 1/1/2025 (6) (8)	2,500,000	2,500,000
Utah Associated Municipal Power Systems, 5.000%, 6/1/2017	1,670,000	1,686,867

		4,186,867

Virginia — 0.4%
Peninsula Ports Authority, 1.550%, 10/1/2019 (8)	1,000,000	985,770
Virginia Small Business Financing Authority, 5.000%, 11/1/2017	1,215,000	1,249,470

		2,235,240

Washington — 3.2%
County of Skagit, 2.000%, 12/1/2018	485,000	493,701
Pierce County School District No 10 Tacoma, 5.000%, 12/1/2017	2,280,000	2,352,641
Tender Option Bond Trust Receipts/Certificates:
0.770%, 6/15/2033, Call 6/1/2019 (6) (8)	5,050,000	5,050,000
0.940%, 1/1/2035 (6) (8)	5,000,000	5,000,000
Washington Biomed Research Properties 3.2, 5.000%, 1/1/2019	500,000	536,315
Washington Health Care Facilities Authority:
0.610%, 8/15/2041, Call 3/1/2017 (8)	6,000,000	6,000,000
2.500%, 12/1/2017 (6)	200,000	200,048

		19,632,705

West Virginia — 0.0%
Berkeley County Building Commission, 3.000%, 9/1/2017	50,000	50,559

Wisconsin — 2.5%
City of South Milwaukee, 4.000%, 9/1/2017, Call 3/31/2017	100,000	100,263
City of Waukesha, 2.000%, 7/1/2017, Call 4/1/2017	8,670,000	8,677,803
County of Langlade:
2.000%, 10/1/2017	365,000	365,938
2.000%, 10/1/2018	100,000	100,356
Hilbert School District, 2.100%, 4/1/2019, Call 4/1/2018	1,580,000	1,592,466
Town of Freedom, 2.000%, 10/1/2018, Call 4/1/2017	1,170,000	1,170,714
Town of Salem, 1.375%, 11/1/2018, Call 11/1/2017	1,690,000	1,691,487
Town of Somers, 4.000%, 8/1/2017	435,000	439,324
Wisconsin Center District, 3.000%, 12/15/2017	635,000	643,426
Wisconsin Health & Educational Facilities Authority:
3.000%, 8/15/2017	410,000	412,632
5.000%, 8/15/2021, Call 8/15/2018	150,000	158,147

		15,352,556

Total Municipals (identified cost $578,426,604)		578,412,662

Mutual Funds — 0.3%

New York — 0.3%
Nuveen New York AMT-Free Municipal Income Fund, Preferred Shares, 1.260%, 10/1/2017, Call 3/31/2017 (6) (8)	2,000,000	2,000,140

Total Mutual Funds (identified cost $2,000,000)		2,000,140

Short-Term Investments — 4.6%

Mutual Funds — 0.0%
BMO Government Money Market Fund - Premier Class, 0.370% (4)	44,454	44,454

Short-Term Municipals — 4.6%

California — 0.1%
California Municipal Finance Authority, 5.000%, 2/1/2018	$500,000	516,835

Connecticut — 0.2%
Town of Manchester, 2.000%, 2/21/2018	1,000,000	1,008,650

Illinois — 0.1%
Illinois Finance Authority, 5.000%, 8/15/2017	500,000	507,270

Massachusetts — 0.1%
Marthas Vineyard Land Bank, BAM, 2.000%, 5/1/2017 (9)	850,000	851,547

New Jersey — 1.2%
Passaic County Improvement Authority, County Guarantee:
2.000%, 6/28/2017	5,000,000	5,017,950
2.500%, 6/28/2017 (9)	2,000,000	2,010,380

		7,028,330

New York — 1.4%
County of Suffolk, 2.000%, 7/26/2017	4,500,000	4,518,900
Owego Apalachin Central School District, SAW, 1.300%, 2/22/2018, Call 11/15/2017	4,000,000	4,001,400

		8,520,300

Ohio — 1.2%
City of Cleveland Heights, 1.750%, 7/26/2017	725,000	726,385
City of Tipp, 1.750%, 2/14/2018	4,000,000	4,016,920
Winton Woods City School District, 1.750%, 7/27/2017	2,500,000	2,508,275

		7,251,580

Wisconsin — 0.3%
County of Manitowoc, 3.000%, 11/1/2017, Call 5/1/2017	1,000,000	1,003,510
Sun Prairie Area School District, 2.000%, 6/1/2017, Call 4/3/2017	750,000	750,825

		1,754,335

Total Short-Term Municipals		27,438,847

Total Short-Term Investments (identified cost $27,480,845)		27,483,301

Total Investments — 100.6% (identified cost $607,907,449)		607,896,103
Other Assets and Liabilities — (0.6)%		(3,625,520)

Total Net Assets — 100.0%		$604,270,583

(4) Denotes an investment in an affiliated entity. Please refer to Note 6, subsection Investments in Affiliated Issuers, in the Notes to Financial Statements.

(6) Denotes a restricted security which is subject to restrictions on resale under federal securities law. These securities have been deemed liquid based on criteria approved by the Board of Directors of the BMO Funds. At February 28, 2017, these securities amounted to:

Fund	Amount	% of Total Net Assets

Ultra Short Tax-Free Fund	$100,510,321	16.63%

(8) Denotes a variable or floating rate security. Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of February 28, 2017.

(9) Purchased on a when-issued or delayed delivery basis.

(14) Issue represents an Auction Rate Security. An Auction Rate Security is a corporate or municipal bond debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

Short Tax-Free Fund

SCHEDULE OF INVESTMENTS – As of February 28, 2017

(Unaudited)

Description	Shares or Principal Amount	Value

Municipals — 98.7%

Alabama — 1.6%
Alabama Federal Aid Highway Finance Authority, 5.000%, 9/1/2018	$1,000,000	$1,057,800
Alabama State Docks Department, NATL-RE, 5.000%, 10/1/2019, Call 3/31/2017	100,000	100,321
Black Belt Energy Gas District, 4.000%, 6/1/2021, Call 3/1/2021 (8)	1,000,000	1,079,700
County of Jefferson, AGM, 1.553%, 2/1/2042, Call 3/9/2017 (8) (14)	259,832	224,533
Tuscaloosa City Board of Education:
5.000%, 8/1/2020	200,000	223,614
5.000%, 8/1/2021	175,000	199,920

		2,885,888

Alaska — 0.5%
Alaska Housing Finance Corp., NATL-RE, 5.250%, 12/1/2021, Call 12/1/2017	100,000	103,280
Alaska Industrial Development & Export Authority, 4.000%, 4/1/2017	200,000	200,504
City of Valdez, 5.000%, 1/1/2021	500,000	552,270

		856,054

Arizona — 2.4%
Arizona Health Facilities Authority:
2.490%, 2/5/2020, Call 8/9/2019 (8)	250,000	254,740
2.490%, 2/5/2020, Call 8/9/2019 (8)	250,000	254,740
Arizona School Facilities Board, AMBAC, 5.000%, 7/1/2017	130,000	131,786
City of El Mirage, 5.000%, 7/1/2022, Call 7/1/2020	465,000	516,187
Greater Arizona Development Authority, 5.000%, 8/1/2024, Call 8/1/2018	25,000	26,278
Industrial Development Authority of the City of Phoenix, 3.000%, 7/1/2020 (6)	185,000	183,144
La Paz County Industrial Development Authority, 5.000%, 2/15/2021 (6)	750,000	808,658

Maricopa County Industrial Development Authority:
2.550%, 7/1/2021	500,000	496,540
2.875%, 7/1/2021 (6)	260,000	258,058
Phoenix Civic Improvement Corp., 5.500%, 7/1/2019 (17)	100,000	108,754
Pinal County School District No. 1 Florence, BAM, 4.000%, 7/1/2020	250,000	268,523
Scottsdale Industrial Development Authority, FSA, 0.880%, 9/1/2045, Call 3/7/2017 (8) (14)	575,000	575,000
State of Arizona, AGM, 5.000%, 7/1/2018	500,000	526,240

		4,408,648

Arkansas — 0.4%
City of Cabot, 2.550%, 6/1/2043, Call 6/1/2023	175,000	174,797
City of Hot Springs, 5.000%, 12/1/2020	245,000	273,920
City of Rogers, 2.125%, 11/1/2029, Call 11/1/2021	160,000	160,043
DeWitt School District No. 1, SAW, 3.000%, 6/1/2017	100,000	100,570

		709,330

California — 12.2%
Abag Finance Authority for Nonprofit Corps., 5.000%, 7/1/2020	500,000	556,760
Bay Area Toll Authority, 1.740%, 4/1/2024, Call 10/1/2023 (8)	500,000	505,275
BB&T Municipal Trust, 1.440%, 11/15/2019 (6) (8)	500,000	501,595

California Health Facilities Financing Authority, NATL-RE:
0.975%, 7/15/2018, Call 3/16/2017 (8) (14)	100,000	98,069
1.208%, 7/1/2022, Call 3/1/2017 (8) (14)	500,000	473,422
California Housing Finance Agency, AGM GO, 1.785%, 2/1/2037, Call 3/2/2017 (8) (14)	10,000	9,676
California Municipal Finance Authority:
1.200%, 2/1/2018 (8)	1,000,000	1,000,900
5.000%, 2/1/2022	1,000,000	1,130,640
California Pollution Control Financing Authority, 0.950%, 5/1/2017 (6) (8)	1,000,000	1,000,100
California Public Finance Authority:
5.000%, 10/15/2021	350,000	387,919
5.000%, 10/15/2022	300,000	334,569
California School Finance Authority, 4.000%, 8/1/2018 (6)	300,000	307,923

California State Public Works Board:
5.000%, 4/1/2020	320,000	356,323
5.000%, 11/1/2020, Call 11/1/2019	35,000	38,241
5.125%, 10/1/2022, Call 10/1/2019	245,000	267,567
California Statewide Communities Development Authority:
3.500%, 11/1/2018	100,000	100,847
5.000%, 12/1/2025 (6)	200,000	220,676
California Statewide Communities Development Authority, AGM, 3.000%, 10/1/2017	200,000	201,904
California Statewide Communities Development Authority, CMI:
2.500%, 8/1/2020, Call 3/31/2017	500,000	500,600
3.500%, 11/1/2021, Call 11/1/2019	750,000	786,967
California Statewide Communities Development Authority, NATL-RE, 2.018%, 4/1/2028 (8) (14)	75,000	66,126
Carson Redevelopment Agency Successor Agency, AGM, 5.000%, 10/1/2020	675,000	754,738
Chino Redevelopment Agency, AMBAC, 4.000%, 9/1/2019, Call 3/31/2017	250,000	252,995
City of Redding, NATL-RE, 1.260%, 7/1/2022 (8) (14)	150,000	142,849
County of San Joaquin, 4.000%, 4/1/2019	225,000	237,269
Florin Resource Conservation District, NATL-RE, 4.000%, 9/1/2018	500,000	522,805
Lynwood Unified School District, 5.000%, 8/1/2017	500,000	508,180
Mendota Unified School District, 0.000%, 8/1/2018, Call 3/31/2017	350,000	335,269
Northern California Gas Authority No. 1:
1.269%, 7/1/2017 (8)	40,000	40,020
1.299%, 7/1/2019 (8)	1,040,000	1,032,481
Palomar Health, 5.000%, 11/1/2022	375,000	415,207
Sacramento Redevelopment Agency Successor Agency, BAM, 5.000%, 12/1/2022	385,000	448,055
State of California:
1.246%, 12/1/2017, Call 6/1/2017 (8)	250,000	250,343
1.376%, 12/3/2018, Call 6/1/2018 (8)	610,000	613,093
1.540%, 5/1/2018, Call 11/1/2017 (8)	180,000	180,857
Stockton Unified School District, AGM, 5.000%, 8/1/2018, Call 8/1/2017	200,000	203,556
Tender Option Bond Trust, 0.840%, 8/1/2022 (6) (8)	2,000,000	2,000,000
Tender Option Bond Trust, AMBAC, 0.890%, 9/1/2030, Call 3/31/2017 (6) (8)	5,000,000	5,000,000
Twin Rivers Unified School District, AGM, 3.200%, 6/1/2020, Call 4/1/2017 (8)	220,000	220,044

		22,003,860

Colorado — 4.8%
Auraria Higher Education Center:
6.000%, 5/1/2018	169,000	178,545
6.000%, 5/1/2019	178,000	195,086
City of Burlington, 3.000%, 11/1/2019	100,000	103,420
Colorado Educational & Cultural Facilities Authority:
2.500%, 12/15/2019 (6)	590,000	587,941
3.000%, 10/1/2017	380,000	384,298
3.000%, 11/15/2017	200,000	203,050
5.000%, 10/1/2021	1,000,000	1,111,150
Colorado Health Facilities Authority:
4.000%, 12/1/2018	250,000	258,175
4.500%, 2/1/2019	250,000	259,840
County of Montrose:
4.000%, 12/1/2018	175,000	180,813
4.000%, 12/1/2019	200,000	208,716
Denver Convention Center Hotel Authority, 5.000%, 12/1/2022	1,000,000	1,132,390
E-470 Public Highway Authority:
0.000%, 9/1/2021, Call 3/1/2021 (8) (9)	575,000	576,317
1.820%, 8/31/2017, Call 3/1/2017 (8)	550,000	550,000
El Paso County School District No. 20 Academy, SAW, 5.000%, 12/15/2022	1,000,000	1,184,040
Regional Transportation District, 5.000%, 6/1/2025, Call 6/1/2020	500,000	553,865
University of Colorado Hospital Authority, 5.000%, 3/1/2022, Call 9/1/2021 (8)	750,000	847,290
Wheatlands Metropolitan District, BAM, 4.000%, 12/1/2020	125,000	135,195

		8,650,131

Connecticut — 0.8%
Connecticut State Health & Educational Facility Authority, 2.875%, 9/1/2020, Call 9/1/2017 (6)	250,000	250,165
Connecticut State Health & Educational Facility Authority, NATL-RE, 5.000%, 7/1/2023, Call 7/1/2017	150,000	152,112

State of Connecticut:
1.520%, 8/15/2018 (8)	250,000	251,243
1.560%, 5/15/2018 (8)	150,000	150,702
1.560%, 9/15/2019 (8)	115,000	115,324
5.000%, 3/15/2021	500,000	562,595

		1,482,141

Delaware — 0.1%
Delaware State Housing Authority, 4.800%, 1/1/2023, Call 7/1/2018	120,000	122,080

Florida — 5.7%
Brevard County Health Facilities Authority:
5.000%, 4/1/2020	500,000	550,375
5.000%, 4/1/2021	400,000	450,272
Citizens Property Insurance Corp., 4.250%, 6/1/2017	50,000	50,441
City of Miami Gardens, 3.000%, 7/1/2017	250,000	251,845
City of Port St. Lucie, 5.000%, 7/1/2020	295,000	329,713
City of Tampa, 5.000%, 11/15/2020, Call 5/15/2020	25,000	27,732
Columbia County School Board:
5.000%, 7/1/2019	920,000	991,613
5.000%, 7/1/2021	400,000	449,148
County of Broward, 5.000%, 10/1/2020	100,000	112,594
County of Miami-Dade, AGC, 5.000%, 6/1/2017	50,000	50,534
County of Okeechobee, 1.550%, 7/1/2021 (8)	800,000	800,072
Emerald Coast Utilities Authority, BAM, 5.000%, 1/1/2021	300,000	337,482
Florida Housing Finance Corp., GNMA/FNMA/FHLMC, 4.600%, 1/1/2029, Call 1/1/2020	75,000	77,630
Florida Municipal Power Agency, AMBAC, 1.138%, 10/1/2027, Call 3/1/2017 (8) (14)	575,000	540,149
Florida Municipal Power Agency, NATL-RE FGIC, 1.262%, 10/1/2027 (8) (14)	25,000	22,883
Halifax Hospital Medical Center:
5.000%, 6/1/2020	325,000	358,166
5.000%, 6/1/2021	300,000	336,441
Miami-Dade County Educational Facilities Authority, AMBAC, 5.250%, 4/1/2020	40,000	44,533
Miami-Dade County School Board Foundation, Inc.:
5.000%, 5/1/2018	300,000	313,851
5.000%, 5/1/2019	225,000	242,982
Miami-Dade County School Board Foundation, Inc., AMBAC, 5.000%, 8/1/2023, Call 8/1/2018	100,000	104,896
Orange County Health Facilities Authority, 3.000%, 8/1/2017	350,000	352,530
Orlando Community Redevelopment Agency, 4.000%, 9/1/2017	55,000	55,609
Pinellas County Educational Facilities Authority, 5.000%, 10/1/2017	300,000	306,507
Pinellas County Health Facilities Authority, NATL-RE, 1.071%, 11/15/2023, Call 3/1/2017 (8) (14)	175,000	165,905
Sarasota County Health Facilities Authority, 5.000%, 1/1/2022	500,000	547,200
School District of Broward County, 5.000%, 7/1/2019	1,000,000	1,082,870
Southeast Overtown Park West Community Redevelopment Agency, 5.000%, 3/1/2019 (6)	250,000	262,885
Sumter County Industrial Development Authority:
4.000%, 7/1/2017	500,000	505,155
5.000%, 7/1/2020	235,000	258,617
5.000%, 7/1/2020	300,000	330,150
Tampa Bay Water:
5.000%, 10/1/2017	15,000	15,363
5.000%, 10/1/2017	25,000	25,605

		10,351,748

Georgia — 3.0%
Atlanta Development Authority, 4.000%, 9/1/2020	500,000	546,690
Burke County Development Authority, 1.650%, 6/18/2021 (8)	250,000	245,303
City of Atlanta:
2.022%, 11/1/2018, Call 5/1/2018 (8)	250,000	252,160
5.000%, 1/1/2021	250,000	280,345
5.000%, 1/1/2022	700,000	797,202
6.000%, 11/1/2029, Call 11/1/2019	290,000	326,833
County of DeKalb, 5.000%, 10/1/2020	150,000	168,891
DeKalb Private Hospital Authority, 5.000%, 11/15/2021, Call 11/15/2019	420,000	461,563
Gainesville & Hall County Hospital Authority:
1.590%, 2/18/2020, Call 8/22/2019 (8)	350,000	348,792
5.000%, 2/15/2021	700,000	786,737
Main Street Natural Gas, Inc.:
5.000%, 3/15/2019	1,000,000	1,061,740
5.250%, 9/15/2018	100,000	105,569

		5,381,825

Guam — 0.6%
Territory of Guam:
5.000%, 12/1/2021	500,000	557,235
5.000%, 12/1/2022	500,000	562,495

		1,119,730

Idaho — 0.1%
Idaho Health Facilities Authority, 6.500%, 11/1/2023, Call 11/1/2018	150,000	162,384
Idaho Housing & Finance Association, 5.000%, 7/15/2022, Call 7/15/2019	75,000	81,098

		243,482

Illinois — 13.6%
Bureau & Putnam Counties High School District No. 500 Princeton Township, BAM, 2.000%, 12/1/2018	400,000	405,924
Chicago Board of Education, 4.640%, 3/1/2017 (8)	1,000,000	1,000,000
Chicago O’Hare International Airport:
5.000%, 1/1/2019	200,000	213,696
5.000%, 1/1/2021, Call 1/1/2018	100,000	103,423
5.000%, 1/1/2022	100,000	114,531
5.000%, 1/1/2022	200,000	229,062
Chicago Park District:
5.000%, 1/1/2022	250,000	277,527
5.000%, 1/1/2022	500,000	555,055
Chicago Transit Authority, 5.500%, 6/1/2019, Call 12/1/2018	105,000	110,931
City of Chicago:
5.000%, 1/1/2018	25,000	25,213
5.000%, 1/1/2018	25,000	25,213
5.000%, 1/1/2021	840,000	911,694
5.000%, 11/1/2021	1,000,000	1,111,650
City of Chicago, NATL-RE, 5.000%, 1/1/2020, Call 1/1/2018	175,000	179,445
City of Peoria, 3.000%, 1/1/2019	300,000	308,355
City of Waukegan, 5.000%, 12/30/2020	250,000	276,117
Clyde Park District, AGM, 4.250%, 2/1/2019	340,000	350,533
Cook County School District No. 100 South Berwyn, BAM, 2.000%, 12/1/2017	65,000	65,490
Cook County Township High School District No. 201 J Sterling Morton, AMBAC:
0.000%, 12/1/2018	170,000	163,492
0.000%, 12/1/2019	100,000	93,535
Cook County Township High School District No. 220 Reavis, 4.000%, 12/1/2017	100,000	102,347
Cook Kane Lake & McHenry Counties Community College District No. 512, 5.000%, 12/1/2019	1,000,000	1,098,280
County of Cook:
5.000%, 11/15/2020, Call 11/15/2019	250,000	269,885
5.000%, 11/15/2021	720,000	804,067
DeKalb County Community Unit School District No. 424 Genoa-Kingston, AMBAC, 0.000%, 1/1/2018	350,000	344,648
Du Page & Will Counties Community School District No. 204 Indian Prairie, 2.000%, 12/30/2019, Call 12/30/2017	575,000	578,335
Illinois Finance Authority:
1.300%, 5/8/2017 (8)	980,000	979,922
1.896%, 5/1/2021, Call 11/1/2020 (8)	1,000,000	1,001,720
2.250%, 5/15/2017	225,000	225,074
2.500%, 5/15/2018	150,000	150,581
4.000%, 10/1/2018	275,000	282,458
5.000%, 7/1/2017	250,000	252,620
5.000%, 2/15/2018	40,000	41,501
5.000%, 1/1/2021	200,000	220,134
5.000%, 11/15/2021	400,000	455,492
5.000%, 1/1/2022	150,000	167,022
5.000%, 11/15/2022	555,000	639,088
5.000%, 11/15/2022	500,000	576,625
5.500%, 8/15/2018	100,000	106,132
Illinois Finance Authority, AGM:
0.000%, 1/1/2018	40,000	39,707
0.000%, 1/1/2018	55,000	54,275
Illinois Housing Development Authority, AGM, 4.400%, 9/1/2020, Call 3/31/2017	165,000	165,457
Kane McHenry Cook & De Kalb Counties Unit School District No. 300, 5.000%, 1/1/2023	1,000,000	1,143,510
Kendall, Kane, & Will Counties Community Unit School District No. 308, NATL-RE FGIC, 4.250%, 10/1/2020, Call 10/1/2017	50,000	50,779
Lake County Forest Preserve District, 1.126%, 12/15/2020 (8)	300,000	298,854

Marion-Clinton Counties High School District No. 200-Centralia, BAM, 3.000%, 12/1/2019	185,000	190,565
McHenry & Lake Counties Community Consolidated School District No. 15, AGM, 0.000%, 1/1/2018	100,000	98,746
Metropolitan Pier & Exposition Authority, NATL-RE FGIC, 0.000%, 6/15/2020	30,000	27,338
Quad Cities Regional Economic Development Authority, 4.000%, 10/1/2019	400,000	418,044
Railsplitter Tobacco Settlement Authority, 5.000%, 6/1/2018	40,000	41,714
Rib Floater Trust Various States, 0.940%, 4/1/2036, Call 4/1/2027 (6) (8)	1,710,000	1,710,000
Rock Island County Public Building Commission, 3.700%, 12/1/2018	145,000	146,821
Southwestern Illinois Development Authority, AGM, 5.250%, 2/1/2023, Call 3/31/2017	250,000	250,820
State of Illinois:
3.875%, 9/1/2017	100,000	101,076
5.000%, 5/1/2017	250,000	251,355
5.000%, 1/1/2018	1,000,000	1,025,480
5.000%, 4/1/2020	100,000	105,414
5.000%, 2/1/2021	240,000	254,215
State of Illinois, NATL-RE FGIC, 5.500%, 6/15/2017	30,000	30,401
Town of Cicero, 5.000%, 1/1/2020	500,000	538,020
Village of Round Lake Beach:
2.000%, 1/1/2018	275,000	277,079
2.000%, 1/1/2018	205,000	206,550
Wayne County Public School District No. 112 Fairfield, 3.000%, 12/1/2017	80,000	81,225
Will & Kankakee Counties School District No. 255, 4.000%, 6/1/2019	1,110,000	1,167,220
Will County Community High School District No. 210 Lincoln-Way, 4.000%, 1/1/2022, Call 1/1/2019	1,000,000	956,280
Will County School District No. 159 Mokena, 2.000%, 12/1/2018	110,000	111,821

		24,559,583

Indiana — 3.4%
Center Grove Community School Corp., 2.000%, 1/1/2018	505,000	507,480
City of Whiting, 1.850%, 10/1/2019 (8)	1,000,000	999,740
County of Lake, 2.000%, 7/15/2017	245,000	245,669
Hammond Local Public Improvement Bond Bank, 5.000%, 8/1/2018, Call 2/1/2018	150,000	153,185
Indiana Finance Authority:
4.000%, 10/1/2017	250,000	253,870
5.000%, 5/1/2020	100,000	110,568
5.000%, 8/15/2020	250,000	271,252
5.000%, 9/1/2022	525,000	597,481
5.250%, 10/1/2022, Call 10/1/2021	150,000	173,068
Indiana Housing & Community Development Authority, GNMA/FNMA/FHLMC COLL, 0.870%, 7/1/2039, Call 3/31/2017 (8)	2,400,000	2,400,000
Indianapolis Local Public Improvement Bond Bank, 5.000%, 6/1/2020	100,000	110,840
Jasper Hospital Authority, 5.000%, 11/1/2020	250,000	273,655

		6,096,808

Iowa — 1.1%
Iowa Higher Education Loan Authority, 2.000%, 12/1/2018, Call 6/1/2018	1,000,000	1,007,490
People’s Memorial Hospital of Buchanan County, 1.500%, 12/1/2018, Call 6/1/2018	1,000,000	994,520

		2,002,010

Kansas — 0.4%
Bourbon County Unified School District No. 234 Fort Scott, 5.000%, 9/1/2020	420,000	468,800
Kansas Development Finance Authority, AMBAC, 0.000%, 7/1/2019	100,000	95,144
Kansas Development Finance Authority, BAM, 5.000%, 12/1/2019	200,000	216,380

		780,324

Kentucky — 1.1%
Kentucky Asset Liability Commission, 5.000%, 9/1/2023	500,000	581,010
Kentucky Asset Liability Commission, NATL-RE, 1.090%, 11/1/2017 (8)	35,000	34,967
Kentucky Interlocal School Transportation Association, 2.000%, 3/1/2019	495,000	497,510
Kentucky State Property & Building Commission:
5.375%, 11/1/2023, Call 11/1/2018	5,000	5,332
5.375%, 11/1/2023, Call 11/1/2018	20,000	21,427
Lexington Center Corp., AGC, 4.100%, 10/1/2020, Call 10/1/2017	265,000	269,441
Louisville—Jefferson County Metropolitan Government, 5.000%, 10/1/2020	550,000	608,091

		2,017,778

Louisiana — 0.7%
Evangeline Parish Road & Drain Sales Tax District No. 1, AGM, 5.000%, 12/1/2020	400,000	447,524
Louisiana Housing Corp., FHA, 2.500%, 12/1/2031, Call 6/1/2020	35,000	33,836

Louisiana Local Government Environmental Facilities & Community Development Authority, 1.246%, 8/1/2018, Call 2/1/2018 (8)	450,000	448,749
Louisiana Public Facilities Authority, AMBAC, 1.260%, 9/1/2027, Call 4/4/2017 (8) (14)	50,000	46,003
St. Charles Parish Consolidated Waterworks & Wastewater District No. 1, AMBAC, 5.000%, 7/1/2025, Call 7/1/2017	100,000	101,408
State of Louisiana, 5.000%, 11/15/2020, Call 5/15/2020	110,000	122,347

		1,199,867

Maine — 0.7%
City of Portland:
4.000%, 7/1/2019	130,000	136,488
4.000%, 7/1/2020	110,000	117,064
Tender Option Bond Trust, 0.740%, 6/21/2033, Call 7/1/2019 (6) (8)	1,000,000	1,000,000

		1,253,552

Maryland — 0.1%
City of Baltimore, 0.842%, 7/1/2037, Call 3/1/2017 (8) (14)	25,000	22,399
City of Baltimore, NATL-RE, 1.268%, 7/1/2020 (8) (14)	50,000	47,589
Howard County Housing Commission, 1.890%, 7/1/2018, Call 1/1/2018 (8)	150,000	150,073
Maryland Community Development Administration, GNMA/FNMA, 4.500%, 3/1/2027, Call 3/1/2021	35,000	36,271

		256,332

Massachusetts — 0.7%
Commonwealth of Massachusetts, NATL-RE FGIC, 0.840%, 12/1/2030, Call 3/2/2017 (8) (14)	100,000	92,290
Massachusetts Development Finance Agency:
4.000%, 4/15/2020	430,000	452,919
5.000%, 7/1/2021	280,000	314,404
5.000%, 7/1/2022	315,000	357,745
Massachusetts Municipal Wholesale Electric Co., MBIA, 0.999%, 7/1/2018, Call 3/7/2017 (8) (14)	75,000	73,548

		1,290,906

Michigan — 3.5%
Avondale School District, Q-SBLF, 5.000%, 11/1/2018	300,000	319,560
City of Detroit Water Supply System Revenue, BHAC, 4.000%, 7/1/2017	100,000	101,034
City of Detroit Water Supply System Revenue, BHAC FGIC, 5.750%, 7/1/2024, Call 7/1/2018	200,000	211,674
City of Wyandotte, BAM:
5.000%, 10/1/2017	100,000	102,333
5.000%, 10/1/2018	200,000	211,162
5.000%, 10/1/2019	250,000	268,357
Dexter Community Schools, NATL-RE Q-SBLF, 5.100%, 5/1/2018	225,000	230,665
East Branch of the Willow Creek and Branches Drainage District, AGM, 3.800%, 6/1/2017, Call 3/31/2017	40,000	40,092
Grosse Ile Township School District, Q-SBLF, 5.000%, 5/1/2020	595,000	656,136
Lake St. Claire Clean Water Initiative, 5.000%, 10/1/2020	150,000	166,613
Lawrence Public Schools, Q-SBLF, 4.000%, 5/1/2018	255,000	263,507
Marquette Board of Light & Power, 5.000%, 7/1/2020	150,000	166,563
Michigan State Hospital Finance Authority, 5.000%, 11/15/2020, Call 11/15/2019	520,000	573,212
Montrose Community Schools, NATL-RE Q-SBLF, 6.200%, 5/1/2017	190,000	191,529
Muskegon Public Schools, Q-SBLF, 4.250%, 5/1/2021, Call 5/1/2019	200,000	211,342
Rib Floater Trust Various States, 0.790%, 7/1/2018 (6) (8)	1,900,000	1,900,000
Romulus Community Schools, AGM, 4.000%, 11/1/2017	100,000	101,857
State of Michigan, 5.500%, 11/1/2021, Call 5/1/2019	300,000	328,446
Taylor Tax Increment Finance Authority, AGM, 4.000%, 5/1/2021, Call 3/31/2017	270,000	270,664

		6,314,746

Minnesota — 0.1%
Minnesota Housing Finance Agency, 2.750%, 1/1/2018	130,000	131,169
St. Paul Housing & Redevelopment Authority, NATL-RE, 5.000%, 11/15/2021, Call 11/15/2017	50,000	51,341

		182,510

Mississippi — 0.5%
City of D’Iberville, 2.125%, 4/1/2017	190,000	190,127
Mississippi Development Bank, 5.000%, 8/1/2019	155,000	166,726
Mississippi Development Bank, AGC, 4.000%, 7/1/2017	240,000	242,475
State of Mississippi, 1.170%, 9/1/2017, Call 3/31/2017 (8)	275,000	275,085

		874,413

Missouri — 2.9%
Chesterfield Valley Transportation Development District, 3.250%, 5/15/2028, Call 5/15/2023	225,000	222,905
Kansas City Planned Industrial Expansion Authority, 1.500%, 12/1/2018, Call 12/1/2017	1,000,000	1,002,210
Missouri Health & Educational Facilities Authority:
4.000%, 2/1/2018	255,000	260,628
5.000%, 2/1/2022	250,000	278,465
5.000%, 2/1/2024, Call 2/1/2021	250,000	268,125
Missouri Health & Educational Facilities Authority, AMBAC, 1.295%, 6/1/2020, Call 3/1/2017 (8) (14)	50,000	48,489
Missouri Housing Development Commission, GNMA FNMA, 4.700%, 3/1/2035, Call 9/1/2019	255,000	263,846
Missouri State Environmental Improvement & Energy Resources Authority, NATL-RE, 1.155%, 12/1/2022, Call 3/1/2017 (8) (14)	805,000	740,723
Southeast Missouri State University, 5.000%, 4/1/2019	1,000,000	1,075,600
St. Louis County Industrial Development Authority, 2.850%, 9/1/2018, Call 9/1/2017	600,000	600,714
St. Louis Municipal Finance Corp., 5.000%, 2/15/2021	500,000	557,295

		5,319,000

Nebraska — 0.1%
Central Plains Energy Project, 1.124%, 12/1/2017 (8)	160,000	159,674

Nevada — 0.2%
Clark County School District, NATL-RE FGIC:
5.000%, 6/15/2021, Call 6/15/2017	100,000	104,148
5.000%, 6/15/2023, Call 6/15/2017	175,000	182,249

		286,397

New Hampshire — 0.1%
New Hampshire Health and Education Facilities Authority Act:
5.250%, 10/1/2023, Call 10/1/2017	190,000	194,985
5.250%, 10/1/2023, Call 10/1/2017	60,000	61,444

		256,429

New Jersey — 2.9%
City of Jersey City, AGM, 4.000%, 2/15/2019	620,000	650,163
New Jersey Economic Development Authority:
2.446%, 2/1/2018, Call 8/1/2017 (8)	250,000	251,255
5.000%, 11/1/2021	400,000	427,176
New Jersey Educational Facilities Authority, 5.000%, 7/1/2020, Call 7/1/2018	20,000	21,173
New Jersey Health Care Facilities Financing Authority, 5.125%, 7/1/2019, Call 7/1/2018	130,000	137,019
New Jersey Higher Education Student Assistance Authority:
4.875%, 12/1/2024, Call 12/1/2019	380,000	396,986
5.000%, 12/1/2017	370,000	381,170
5.000%, 6/1/2018	100,000	104,563
New Jersey Housing & Mortgage Finance Agency, 4.350%, 10/1/2017, Call 3/16/2017	200,000	200,262
New Jersey State Turnpike Authority, NATL-RE:
1.120%, 1/1/2030, Call 3/7/2017 (8) (14)	25,000	22,502
1.120%, 1/1/2030, Call 3/3/2017 (8) (14)	25,000	22,502
1.138%, 1/1/2030, Call 3/2/2017 (8) (14)	500,000	450,035
1.260%, 1/1/2030, Call 3/7/2017 (8) (14)	25,000	22,502
1.260%, 1/1/2030, Call 3/2/2017 (8) (14)	100,000	90,007
New Jersey Transportation Trust Fund Authority:
1.640%, 12/15/2019, Call 6/15/2019 (8)	475,000	468,027
4.000%, 12/15/2019	75,000	77,595
5.000%, 6/15/2019	150,000	157,890
New Jersey Transportation Trust Fund Authority, AGM, 5.250%, 12/15/2019	250,000	272,592
New Jersey Transportation Trust Fund Authority, FSA, 5.500%, 12/15/2017	300,000	310,263
New Jersey Transportation Trust Fund Authority, NATL-RE:
5.500%, 12/15/2019	135,000	147,112
5.500%, 12/15/2020	10,000	11,180
South Jersey Port Corp.:
5.000%, 1/1/2018	250,000	256,662
5.000%, 1/1/2019	340,000	354,276
Township of Lopatcong, NATL-RE, 4.000%, 9/1/2018, Call 9/1/2017	30,000	30,485

		5,263,397

New Mexico — 1.6%
City of Farmington, 1.875%, 4/1/2020 (8)	1,000,000	1,003,130
County of Bernalillo, 5.750%, 10/1/2017	150,000	154,332

New Mexico Mortgage Finance Authority, 5.300%, 9/1/2040, Call 9/1/2019	25,000	26,112
New Mexico Municipal Energy Acquisition Authority, 1.273%, 8/1/2019, Call 2/1/2019 (8)	650,000	648,531
Town of Clayton, NATL, 4.000%, 11/1/2017	1,000,000	1,018,240

		2,850,345

New York — 9.0%
City of Buffalo, AGM SAW, 2.375%, 11/15/2017	100,000	101,061
City of New York, AGM, 0.790%, 11/1/2026 (8)	595,000	595,000
County of Nassau, 5.000%, 10/1/2018	1,000,000	1,060,340
Erie County Industrial Development Agency, SAW, 5.250%, 5/1/2025, Call 5/1/2019	400,000	436,068
Long Island Power Authority, 1.196%, 11/1/2018, Call 5/1/2018 (8)	1,000,000	1,000,950
Long Island Power Authority, NATL-RE, 5.000%, 5/1/2017	150,000	151,057
Metropolitan Transportation Authority, AGM, 1.138%, 5/15/2018, Call 11/15/2017 (8)	250,000	250,097
New York City Transitional Finance Authority, 0.790%, 8/1/2022, Call 3/1/2017 (8)	1,250,000	1,250,000
New York Local Government Assistance Corp., AGM:
1.005%, 4/1/2017, Call 3/1/2017 (8) (14)	75,000	74,930
1.005%, 4/1/2017, Call 3/2/2017 (8) (14)	25,000	24,970
New York Mortgage Agency, 5.000%, 10/1/2019	600,000	649,566
New York State Dormitory Authority:
5.000%, 7/1/2018	1,000,000	1,053,160
5.000%, 12/15/2019	495,000	547,480
5.000%, 12/1/2022 (6)	600,000	669,234
5.250%, 2/15/2024, Call 2/15/2019	400,000	432,016
New York State Dormitory Authority, NATL-RE, 1.340%, 7/1/2029, Call 3/6/2017 (8) (14)	575,000	538,285
New York State Energy Research & Development Authority, 2.000%, 5/1/2020 (8)	350,000	349,251
New York State Energy Research & Development Authority, NATL-RE, 1.120%, 12/1/2020, Call 3/7/2017 (8) (14)	1,000,000	963,233
New York State Housing Finance Agency, FNMA/FHLMC COLL, 0.900%, 11/1/2017	705,000	705,000
New York State Thruway Authority, 5.000%, 5/1/2019	1,000,000	1,081,930
State of New York, AGM, 1.007%, 3/15/2021, Call 3/2/2017 (8) (14)	25,000	24,482
State of New York, NATL-RE FGIC:
1.007%, 2/15/2022, Call 3/2/2017 (8) (14)	455,000	442,078
1.007%, 2/13/2032, Call 3/2/2017 (8) (14)	70,000	65,389
Town of Oyster Bay, 3.500%, 6/1/2018	500,000	504,240
Triborough Bridge & Tunnel Authority, 1.223%, 2/1/2021 (8)	1,000,000	999,460
TSASC, Inc., 5.000%, 6/1/2021	1,000,000	1,120,600
Westchester Tobacco Asset Securitization, 5.000%, 6/1/2020	1,155,000	1,268,259

		16,358,136

North Carolina — 0.6%
North Carolina Eastern Municipal Power Agency, AGC, 6.000%, 1/1/2019	100,000	106,242
North Carolina Eastern Municipal Power Agency, FGIC, 0.862%, 1/1/2025 (8) (14)	600,000	488,459
University of North Carolina at Chapel Hill, 1.273%, 12/1/2017, Call 6/1/2017 (8)	525,000	525,037

		1,119,738

North Dakota — 0.5%
City of Williston, 5.000%, 5/1/2020	240,000	262,174
North Dakota Housing Finance Agency, 3.750%, 7/1/2042, Call 7/1/2022	135,000	139,115
Williston Parks & Recreation District, 3.250%, 3/1/2032, Call 3/16/2017	460,000	457,313

		858,602

Ohio — 2.2%
Akron Bath Copley Joint Township Hospital District, 5.000%, 11/15/2021	805,000	892,560
Bucyrus City School District, 0.000%, 12/1/2017	155,000	153,614
City of Cleveland, AGM, 5.000%, 1/1/2019	600,000	639,396
City of Cleveland, AMBAC, 5.250%, 1/1/2018	50,000	51,671
City of Harrison, 2.000%, 10/1/2018	120,000	121,141
County of Hamilton:
4.000%, 1/1/2021	445,000	466,058
5.000%, 1/1/2022	465,000	508,678
Lancaster Port Authority, 1.143%, 8/1/2019, Call 2/1/2019 (8)	145,000	144,066
New Lexington City School District, BAM, 1.200%, 12/1/2017	55,000	54,894
Ohio Housing Finance Agency, GNMA/FNMA COLL, 4.000%, 5/1/2022, Call 5/1/2021	90,000	92,561
State of Ohio, 1.100%, 1/15/2045, Call 3/1/2017 (8)	500,000	500,000
University of Toledo, 5.000%, 6/1/2020	375,000	417,540

		4,042,179

Oklahoma — 0.1%
Oklahoma Municipal Power Authority, 1.440%, 8/1/2018, Call 2/1/2018 (8)	135,000	135,186

Pennsylvania — 5.8%
Allegheny County Hospital Development Authority:
1.410%, 2/1/2021, Call 5/1/2017 (8)	105,000	104,968
5.375%, 8/15/2029, Call 8/15/2019	225,000	243,234
Allentown City School District, 5.000%, 2/15/2020, Call 2/15/2018	50,000	51,959
Berks County Municipal Authority, 2.140%, 7/1/2022, Call 7/1/2017 (8)	350,000	357,371
Capital Region Water, 5.000%, 7/15/2021	1,000,000	1,129,290
City of Philadelphia, 5.250%, 8/1/2018	100,000	105,605
City of Philadelphia, AGC:
5.125%, 8/1/2025, Call 8/1/2019	10,000	10,957
5.125%, 8/1/2025, Call 8/1/2019	90,000	97,362
City of Philadelphia, AMBAC:
5.000%, 10/1/2017	250,000	255,525
5.000%, 10/1/2023, Call 10/1/2017	100,000	102,451
Commonwealth of Pennsylvania, 5.000%, 4/15/2020, Call 4/15/2019	600,000	650,268
Delaware County Vocational & Technical School Authority, BAM, 3.000%, 11/1/2018	120,000	123,581
Delaware Valley Regional Financial Authority, AMBAC, 5.500%, 8/1/2018	130,000	138,099
Lancaster County Solid Waste Management Authority, 5.000%, 12/15/2020	200,000	224,392
Lancaster Industrial Development Authority, 5.000%, 5/1/2020	285,000	304,725
Montgomery County Industrial Development Authority, AGC, 0.740%, 11/15/2029, Call 3/1/2017 (8)	2,150,000	2,150,000
North Penn Water Authority, 1.023%, 11/1/2019, Call 5/1/2019 (8)	800,000	796,976
Northampton County General Purpose Authority, 2.040%, 8/15/2020, Call 2/15/2020 (8)	150,000	150,738
Pennsylvania Economic Development Financing Authority:
1.250%, 5/1/2017 (8)	180,000	180,011
5.000%, 3/1/2020	200,000	218,820
Pennsylvania Turnpike Commission:
1.320%, 12/1/2018, Call 6/1/2018 (8)	90,000	90,061
1.520%, 12/1/2020, Call 6/1/2020 (8)	325,000	326,469
1.620%, 12/1/2021, Call 6/1/2021 (8)	80,000	80,394
1.790%, 12/1/2019, Call 6/1/2019 (8)	600,000	606,426
Pittsburgh Public Parking Authority, NATL-RE, 0.000%, 12/1/2017	50,000	49,711
School District of Philadelphia, 5.000%, 9/1/2018	65,000	68,251
Scranton School District, SAW, 1.530%, 4/2/2018, Call 10/2/2017 (8)	1,000,000	998,490
State Public School Building Authority, FSA, 5.375%, 10/1/2023, Call 10/1/2018	160,000	171,034
State Public School Building Authority, SAW, 1.323%, 9/1/2018, Call 3/1/2018 (8)	615,000	615,437

		10,402,605

Rhode Island — 0.8%
Rhode Island Health & Educational Building Corp., 5.000%, 5/15/2022	500,000	555,680
Rhode Island Turnpike & Bridge Authority, 3.000%, 10/1/2018	275,000	283,019
Tobacco Settlement Financing Corp., 2.250%, 6/1/2041, Call 6/1/2025	645,000	645,464
		1,484,163

South Carolina — 0.6%
Newberry Investing in Children’s Education, 5.000%, 12/1/2019	1,000,000	1,095,440
South Carolina Jobs-Economic Development Authority, 4.000%, 7/1/2017	55,000	55,567

		1,151,007

Tennessee — 0.3%
Clarksville Natural Gas Acquisition Corp., 5.000%, 12/15/2019	125,000	135,666
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board, 5.000%, 7/1/2018	220,000	228,070
Public Building Authority of Sevier County, AMBAC, 1.138%, 6/1/2018 (8) (14)	125,000	122,964
Tennessee Energy Acquisition Corp.:
5.250%, 9/1/2020	10,000	11,124
5.250%, 9/1/2021	55,000	62,318

		560,142

Texas — 6.5%
Alamito Public Facility Corp., 1.000%, 10/1/2017, Call 4/1/2017 (8)	650,000	648,856
Cinco Southwest Municipal Utility District No. 1, BAM, 2.000%, 12/1/2017	310,000	311,900
City of Coppell, 5.750%, 2/1/2023, Call 2/1/2018	50,000	52,242
City of The Colony, 6.000%, 2/15/2019	795,000	871,566
Clifton Higher Education Finance Corp., 5.000%, 8/15/2017	225,000	228,762
Clifton Higher Education Finance Corp., PSF, 5.000%, 8/15/2020	160,000	178,587
County of Cameron, BAM, 5.000%, 2/15/2020	240,000	266,650
Crane County Water District, 3.000%, 2/15/2021	605,000	635,631

Harris County Cultural Education Facilities Finance Corp., 1.470%, 6/1/2021 (8)	350,000	351,235
Lower Colorado River Authority, 5.000%, 5/15/2019	1,000,000	1,080,200
New Hope Cultural Education Facilities Finance Corp.:
3.375%, 8/15/2021 (6)	500,000	486,175
4.000%, 4/1/2018	225,000	230,234
4.000%, 11/15/2021	615,000	630,301
5.000%, 11/1/2022	500,000	548,140
New Hope Cultural Education Facilities Finance Corp., AGM, 4.000%, 4/1/2020	250,000	266,005
North Texas Higher Education Authority, Inc., 1.898%, 7/1/2030 (8)	145,000	145,571
North Texas Tollway Authority:
1.310%, 1/1/2020, Call 7/1/2019 (8)	350,000	349,730
1.440%, 1/1/2019, Call 7/1/2018 (8)	250,000	250,438
5.000%, 1/1/2022	250,000	286,953
Northside Independent School District, PSF, 2.125%, 8/1/2020, Call 8/1/2017 (8)	700,000	703,073
Panhandle-Plains Higher Education Authority, Inc., 2.248%, 4/1/2035, Call 3/1/2017 (8)	250,000	250,473
Port of Port Arthur Navigation District, 0.700%, 4/1/2040, Call 3/1/2017 (8)	900,000	900,000
Tarrant County Cultural Education Facilities Finance Corp.:
2.500%, 12/1/2018, Call 5/1/2017	700,000	700,574
5.000%, 5/15/2021	500,000	531,645
Texas Municipal Gas Acquisition & Supply Corp. I:
1.196%, 12/15/2017, Call 3/1/2017 (8)	10,000	9,985
5.625%, 12/15/2017	255,000	259,455
Texas Municipal Gas Acquisition & Supply Corp. II, 1.346%, 9/15/2017 (8)	220,000	220,013
Texas State University System, 5.000%, 3/15/2022	350,000	404,026

		11,798,420

Utah — 0.4%
Salt Lake City Corp., AMBAC, 0.462%, 5/15/2020, Call 3/1/2017 (8) (14)	700,000	689,995

Vermont — 0.2%
City of Burlington, AGM:
5.000%, 7/1/2018	250,000	261,050
5.000%, 7/1/2019	100,000	106,646

		367,696

Virgin Islands — 0.1%
Virgin Islands Public Finance Authority, 2.250%, 10/1/2017 (6)	100,000	92,031

Virginia — 0.7%
Henrico County Economic Development Authority, AGM, 1.353%, 8/23/2027, Call 3/1/2017 (8) (14)	1,250,000	1,187,829

Washington — 1.2%
City of Tacoma, 5.750%, 12/1/2017	100,000	103,528
FYI Properties, 5.000%, 6/1/2020, Call 6/1/2019	360,000	389,696
Marysville Local Improvement District, 3.350%, 6/1/2036, Call 6/1/2024	155,000	155,575
State of Washington, 5.000%, 2/1/2022	1,000,000	1,161,500
Washington Health Care Facilities Authority, 0.000%, 12/1/2017 (6)	25,000	24,560
Washington State Housing Finance Commission, GNMA/FNMA/FHLMC COLL, 5.000%, 10/1/2020	320,000	350,141

		2,185,000

West Virginia — 0.7%
West Virginia Commissioner, 5.000%, 9/1/2018	1,250,000	1,320,525

Wisconsin — 3.1%
Arcadia School District:
3.000%, 3/15/2019, Call 3/15/2017	415,000	415,324
3.000%, 3/15/2019, Call 3/15/2017	285,000	285,228
City of Stanley, 2.500%, 3/1/2018, Call 9/1/2017	1,000,000	1,006,240
City of Two Rivers, 3.500%, 4/1/2017	250,000	250,340
Hilbert School District, 2.100%, 4/1/2019, Call 4/1/2018	1,000,000	1,007,890
State of Wisconsin:
5.000%, 9/1/2020	175,000	195,776
5.000%, 3/1/2021	300,000	339,315
Town of Somers, 4.125%, 8/1/2019, Call 8/1/2017	375,000	378,439
Wisconsin Health & Educational Facilities Authority:
2.750%, 5/1/2017	130,000	130,030
3.000%, 8/15/2019	105,000	109,575
3.250%, 5/1/2018	200,000	200,698

4.000%, 3/1/2017	150,000	150,000
4.000%, 8/15/2018	300,000	309,708
5.000%, 3/1/2020	200,000	216,022
5.000%, 8/15/2020	260,000	291,977
5.500%, 12/15/2020, Call 12/15/2019	80,000	88,759
Wisconsin Health & Educational Facilities Authority, NATL-RE, 1.190%, 6/1/2019, Call 3/1/2017 (8) (14)	200,000	195,245

		5,570,566

Total Municipals (identified cost $178,253,016)		178,502,808

Mutual Funds — 0.4%
BMO Ultra Short Tax-Free Fund - Institutional Class (4)	85,500	860,981

Total Mutual Funds (identified cost $862,663)		860,981

Short-Term Investments — 0.6%

Mutual Funds — 0.0%
BMO Government Money Market Fund - Premier Class, 0.370% (4)	42,663	42,663

Short-Term Municipals — 0.6%

Ohio — 0.6%
City of Tipp, 1.750%, 2/14/2018	$1,000,000	1,004,230

Total Short-Term Investments (identified cost $1,046,922)		1,046,893

Total Investments — 99.7% (identified cost $180,162,601)		180,410,682
Other Assets and Liabilities — 0.3%		483,418

Total Net Assets — 100.0%		$180,894,100

(4) Denotes an investment in an affiliated entity. Please refer to Note 6, subsection Investments in Affiliated Issuers, in the Notes to Financial Statements.

(6) Denotes a restricted security which is subject to restrictions on resale under federal securities law. These securities have been deemed liquid based on criteria approved by the Board of Directors of the BMO Funds. At February 28, 2017, these securities amounted to:

Fund	Amount	% of Total Net Assets

Short Tax-Free Fund	$17,263,145	9.54%

(8) Denotes a variable or floating rate security. Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of February 28, 2017.

(9) Purchased on a when-issued or delayed delivery basis.

(14) Issue represents an Auction Rate Security. An Auction Rate Security is a corporate or municipal bond debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

(17) Issue represents a convertible capital appreciation bond. These securities are tax-exempt bonds that originate as capital appreciation bonds with zero coupon features at time of issuance and convert to an interest paying bond at a pre-specified rate determined at time of issuance.

Intermediate Tax-Free Fund

SCHEDULE OF INVESTMENTS – As of February 28, 2017

(Unaudited)

Description	Shares or Principal Amount	Value

Municipals — 98.2%

Alabama — 1.3%
Alabama Board of Education:
3.000%, 6/1/2021	$305,000	$318,868
4.000%, 7/1/2021	1,895,000	2,059,543
4.375%, 10/1/2017	200,000	204,066
5.000%, 10/1/2020, Call 10/1/2018	230,000	242,986
Alabama Housing Finance Authority, GNMA, 4.800%, 6/20/2032, Call 3/16/2017 (16)	195,000	199,167
Butler County Board of Education, AGM, 4.000%, 7/1/2020	585,000	628,934
City of Birmingham, 4.000%, 3/1/2022 (17)	1,945,000	2,083,542
Columbia Industrial Development Board, 0.670%, 12/1/2037, Call 3/1/2017 (8)	50,000	50,000
County of Jefferson, AGM, 1.553%, 2/1/2042, Call 3/9/2017 (8) (14)	454,517	392,770
Health Care Authority for Baptist Health, 1.300%, 11/1/2042 (8)	3,485,000	3,485,000
Health Care Authority for Baptist Health, AGC, 0.930%, 11/15/2037, Call 3/3/2017 (8) (14)	2,175,000	2,175,000
Mobile County Board of School Commissioners, 5.000%, 3/1/2027, Call 3/1/2026	4,015,000	4,716,541
Pell City Special Care Facilities, 5.000%, 12/1/2025, Call 12/1/2021	4,000,000	4,435,160

		20,991,577

Alaska — 0.6%
Alaska Housing Finance Corp.:
5.000%, 12/1/2027, Call 6/1/2022	1,375,000	1,589,005
5.000%, 12/1/2028, Call 12/1/2024	2,500,000	2,871,050
5.000%, 6/1/2029, Call 12/1/2024	1,000,000	1,137,250
Alaska Municipal Bond Bank Authority, AMBAC:
5.100%, 4/1/2033, Call 4/1/2018	165,000	172,451
5.100%, 4/1/2033, Call 4/1/2018	35,000	36,581
Borough of Matanuska-Susitna:
5.000%, 11/1/2021	500,000	573,385
5.000%, 11/1/2022	500,000	582,515
5.000%, 4/1/2031, Call 4/1/2021	150,000	171,522
Borough of North Slope, 5.000%, 6/30/2024, Call 6/1/2021	1,020,000	1,170,787
City of Anchorage, NATL-RE, 5.000%, 12/1/2024, Call 3/31/2017	305,000	306,049
City of Valdez, 5.000%, 1/1/2021	1,190,000	1,314,402

		9,924,997

Arizona — 3.6%
Arizona Department of Transportation State Highway, 5.250%, 7/1/2029, Call 7/1/2021	3,000,000	3,473,730
Arizona Health Facilities Authority:
2.490%, 2/5/2020, Call 8/9/2019 (8)	4,500,000	4,585,320
5.000%, 2/1/2022	1,000,000	1,133,640
Arizona Sports & Tourism Authority, 4.000%, 7/1/2018	765,000	794,774
Arizona State University, 6.250%, 7/1/2028, Call 7/1/2018	1,050,000	1,119,184
Arizona Transportation Board:
5.000%, 7/1/2022, Call 7/1/2020	1,260,000	1,414,400
5.000%, 7/1/2023, Call 7/1/2020	1,405,000	1,577,169
City of Glendale, 5.000%, 7/1/2021, Call 7/1/2017	400,000	405,632
City of Goodyear, 5.125%, 7/1/2025, Call 7/1/2020	345,000	382,709
City of Peoria, 4.000%, 7/1/2019	515,000	547,507
City of Tucson, AGM, 5.000%, 7/1/2020	500,000	557,970
County of Pima, 5.000%, 7/1/2027, Call 7/1/2022	1,450,000	1,679,085
Gilbert Public Facilities Municipal Property Corp., 5.500%, 7/1/2026, Call 7/1/2019	825,000	907,780
Glendale Industrial Development Authority, 5.000%, 5/15/2023, Call 5/15/2020	500,000	551,000
Greater Arizona Development Authority, NATL-RE:
5.000%, 8/1/2019, Call 8/1/2017	250,000	254,038
5.000%, 8/1/2027, Call 8/1/2017	975,000	991,029
Industrial Development Authority of the City of Phoenix:
3.000%, 7/1/2020 (6)	475,000	470,236
5.000%, 7/1/2031, Call 7/1/2026 (6)	3,000,000	3,090,000

Industrial Development Authority of the County of Pima, 4.950%, 10/1/2020	2,000,000	2,194,000
La Paz County Industrial Development Authority, 5.000%, 2/15/2036, Call 2/15/2026 (6)	1,000,000	1,050,010
Maricopa County Elementary School District No. 33 Buckeye, 5.250%, 7/1/2018	365,000	385,104
Maricopa County Industrial Development Authority:
3.000%, 1/1/2018	325,000	328,533
4.000%, 1/1/2019	200,000	208,278
5.000%, 7/1/2036, Call 7/1/2026	750,000	800,647
5.000%, 7/1/2036, Call 7/1/2026 (6)	1,225,000	1,260,807
Maricopa County Unified School District No. 60 Higley, AGM:
4.000%, 7/1/2022	500,000	557,520
5.000%, 7/1/2023	1,000,000	1,173,560
5.000%, 7/1/2024	575,000	681,254
Phoenix Civic Improvement Corp.:
5.000%, 7/1/2019	615,000	667,884
5.000%, 7/1/2020, Call 7/1/2018	600,000	629,688
5.000%, 7/1/2026, Call 7/1/2020	1,050,000	1,161,258
Phoenix Civic Improvement Corp., BHAC, 5.500%, 7/1/2027 (17)	500,000	616,790
Phoenix Civic Improvement Corp., NATL-RE FGIC:
5.500%, 7/1/2021 (17)	555,000	635,630
5.500%, 7/1/2036 (17)	530,000	665,081
Pima County Industrial Development Authority:
4.500%, 7/1/2020	530,000	556,526
4.500%, 7/1/2021, Call 7/1/2020	1,315,000	1,382,985
4.500%, 7/1/2022, Call 7/1/2020	1,375,000	1,435,802
6.375%, 7/1/2028, Call 7/1/2018	255,000	270,267
Pinal County School District No. 1 Florence, BAM, 5.000%, 7/1/2023	350,000	405,342
Rio Nuevo Multipurpose Facilities District, AGC, 6.000%, 7/15/2020, Call 7/15/2018	240,000	256,517
Salt Verde Financial Corp., 5.250%, 12/1/2022	110,000	127,493
Scottsdale Industrial Development Authority, 5.000%, 9/1/2018	250,000	264,413
Scottsdale Industrial Development Authority, FSA, 0.880%, 9/1/2045, Call 3/7/2017 (8) (14)	2,175,000	2,175,000
State of Arizona, AGM:
5.000%, 10/1/2023, Call 4/1/2020	1,000,000	1,104,560
5.250%, 10/1/2024, Call 10/1/2019	5,000,000	5,493,650
Town of Marana, 5.000%, 7/1/2023	450,000	530,145
Tucson & Pima Counties Industrial Development Authorities, GNMA/FNMA/FHLMC, 5.400%, 6/1/2040, Call 12/1/2017 (16)	170,000	174,497
University Medical Center Corp., 5.000%, 7/1/2021	425,000	484,798
University of Arizona, 5.000%, 8/1/2026, Call 8/1/2021	455,000	514,610
Yuma Municipal Property Corp., XLCA:
5.000%, 7/1/2021, Call 7/1/2017	1,900,000	1,926,752
5.000%, 7/1/2023, Call 7/1/2017	1,950,000	1,977,456
5.000%, 7/1/2025, Call 7/1/2017	1,000,000	1,014,080

		57,046,140

Arkansas — 1.5%
Arkansas Development Finance Authority:
1.300%, 9/1/2044, Call 3/1/2017 (8)	3,650,000	3,650,000
5.000%, 2/1/2020	255,000	278,266
5.000%, 2/1/2021	315,000	351,383
5.000%, 2/1/2022	150,000	170,271
Arkansas Development Finance Authority, GNMA/FNMA:
4.000%, 1/1/2025, Call 7/1/2021	230,000	239,214
4.000%, 7/1/2025, Call 7/1/2021	490,000	508,620
Arkansas State University:
4.000%, 3/1/2021	390,000	425,131
4.000%, 3/1/2022	1,140,000	1,254,695
4.000%, 3/1/2023	985,000	1,077,107
City of Fayetteville, 3.300%, 11/1/2023	2,985,000	3,130,638
City of Maumelle, 2.600%, 3/1/2030, Call 3/1/2022	920,000	927,314
City of Springdale:
3.000%, 11/1/2021	1,000,000	1,055,240
5.000%, 11/1/2028, Call 11/1/2022	1,000,000	1,154,000
City of Stuttgart, AGM, 3.800%, 6/1/2042, Call 6/1/2020	1,540,000	1,540,970
Conway Health Facilities Board, 4.250%, 8/1/2021	605,000	630,955
County of Greene, AGM:
4.000%, 3/1/2019, Call 3/31/2017	840,000	841,781
4.000%, 3/1/2020, Call 3/31/2017	1,430,000	1,432,946

County of Jefferson, AGM, 5.000%, 6/1/2026, Call 12/1/2019	20,000	21,661
Henderson State University, BAM:
5.000%, 11/1/2022	905,000	1,046,461
5.000%, 11/1/2023, Call 11/1/2022	860,000	985,517
University of Arkansas:
5.000%, 12/1/2021	300,000	346,416
5.000%, 12/1/2022	520,000	610,412
5.000%, 12/1/2023, Call 12/1/2022	500,000	586,635
5.000%, 11/1/2030, Call 11/1/2024	1,000,000	1,174,810

		23,440,443

California — 7.4%
Abag Finance Authority for Nonprofit Corps., 5.000%, 7/1/2020	515,000	573,463
Abag Finance Authority for Nonprofit Corps., CMI, 5.000%, 4/1/2020	1,000,000	1,109,020
ABC Unified School District, MBIA, 5.000%, 2/1/2021	1,250,000	1,406,950
Alvord Unified School District, AGM, 0.000%, 8/1/2046, Call 8/1/2036 (17)	1,150,000	1,010,827
Anaheim Public Financing Authority, 5.000%, 10/1/2030, Call 4/1/2019	225,000	243,509
Bay Area Toll Authority, 1.890%, 4/1/2027, Call 10/1/2026 (8)	5,000,000	5,019,000
BB&T Municipal Trust, 1.440%, 11/15/2019 (6) (8)	1,500,000	1,504,785
Bellevue Union School District, AGM:
0.000%, 8/1/2030	585,000	353,574
0.000%, 8/1/2031	615,000	354,480
Bonita Unified School District, 5.500%, 8/1/2035, Call 8/1/2021	940,000	1,105,177
Burbank Unified School District, 0.000%, 8/1/2031, Call 2/1/2025 (17)	1,325,000	1,091,376
California County Tobacco Securitization Agency, 4.000%, 6/1/2029, Call 3/31/2017	4,555,000	4,560,147
California Health Facilities Financing Authority, 5.000%, 7/1/2037, Call 7/1/2023	2,000,000	2,211,900
California Health Facilities Financing Authority, NATL-RE, 1.208%, 7/1/2022, Call 3/1/2017 (8) (14)	1,900,000	1,799,005
California Municipal Finance Authority:
1.200%, 2/1/2018 (8)	500,000	500,450
5.000%, 2/1/2042, Call 2/1/2027	1,500,000	1,635,795
California Pollution Control Financing Authority, 1.250%, 5/1/2017 (6) (8) (16)	4,000,000	4,000,360
California State Public Works Board, 5.000%, 4/1/2037, Call 4/1/2022	1,000,000	1,120,020
California Statewide Communities Development Authority:
5.000%, 12/1/2031, Call 6/1/2026 (6)	1,000,000	1,072,590
5.000%, 12/1/2046, Call 6/1/2026 (6)	1,000,000	1,038,940
California Statewide Communities Development Authority, AGM, 0.890%, 7/1/2040, Call 3/3/2017 (8) (14)	475,000	475,000
California Statewide Communities Development Authority, CMI, 2.500%, 8/1/2020, Call 3/31/2017	2,100,000	2,102,520
California Statewide Communities Development Authority, NATL-RE, 5.125%, 7/1/2024, Call 7/1/2018	1,500,000	1,585,080
Carson Redevelopment Agency Successor Agency, AGM, 5.000%, 10/1/2021	850,000	969,000
City of Fairfield, XLCA, 0.000%, 4/1/2022	1,205,000	1,056,869
City of Madera:
5.750%, 1/1/2026, Call 1/1/2020	1,550,000	1,750,105
6.500%, 1/1/2040, Call 1/1/2020	1,280,000	1,471,898
Corcoran Joint Unified School District, AGM, 2.700%, 12/1/2039, Call 3/31/2017 (8)	2,000,000	2,001,080
County of Los Angeles, 0.000%, 9/1/2018	750,000	734,633
County of Los Angeles, AMBAC, 0.000%, 9/1/2020	600,000	562,800
County of San Joaquin, 5.000%, 4/1/2022	350,000	401,548
Delhi Unified School District, AMBAC, 0.000%, 8/1/2019	380,000	346,750
Desert Community College District, AGM, 0.000%, 8/1/2026, Call 8/1/2017	400,000	248,840
Duarte Unified School District, 5.125%, 8/1/2026 (17)	585,000	708,143
El Centro Financing Authority, AGM:
4.000%, 10/1/2021	460,000	507,044
5.000%, 10/1/2022	515,000	599,105
5.000%, 10/1/2022	580,000	677,736
5.000%, 10/1/2023	800,000	940,216
Encinitas Union School District, 0.000%, 8/1/2035, Call 8/1/2032 (17)	500,000	508,490
Escondido Union High School District, 0.000%, 8/1/2032, Call 8/1/2025 (17)	1,250,000	1,209,013
Escondido Union High School District, AGC, 0.000%, 8/1/2031	480,000	289,891
Fresno Unified School District, 0.000%, 8/1/2034, Call 8/1/2021	1,045,000	377,046
Fresno Unified School District, MBIA, 6.000%, 8/1/2026	2,890,000	3,458,145
Hacienda La Puente Unified School District, AGM:
5.000%, 6/1/2022	400,000	463,992
5.000%, 6/1/2023	400,000	469,844
5.000%, 6/1/2024	775,000	917,848
5.000%, 6/1/2025	425,000	507,195

Imperial Community College District, AGC, 0.000%, 8/1/2028	330,000	216,939
Imperial County Local Transportation Authority, 5.000%, 6/1/2032, Call 6/1/2022	2,000,000	2,257,900
Jefferson School District/San Joaquin County, 0.000%, 8/1/2029, Call 8/1/2024	170,000	105,713
Jurupa Community Services District, 5.000%, 9/1/2029, Call 9/1/2020	375,000	419,250
Lakeside Union School District/San Diego County, AGC, 0.000%, 9/1/2027	295,000	207,733
Long Beach Bond Finance Authority:
5.000%, 11/1/2025, Call 11/1/2021	1,000,000	1,141,950
5.000%, 11/1/2030, Call 11/1/2021	1,750,000	1,983,327
Lynwood Unified School District, AGM:
5.000%, 8/1/2024, Call 8/1/2023	620,000	721,655
5.000%, 8/1/2025, Call 8/1/2023	760,000	880,179
McFarland Unified School District, BAM, 5.000%, 11/1/2039, Call 11/1/2024	300,000	334,047
McKinleyville Union School District, AGM, 0.000%, 8/1/2041, Call 8/1/2026 (17)	165,000	160,124
McKinleyville Union School District, BAM:
0.000%, 8/1/2036, Call 8/1/2021	1,200,000	498,888
0.000%, 8/1/2037, Call 8/1/2021	1,980,000	773,309
Mendocino-Lake Community College District, AGM, 5.600%, 8/1/2031, Call 8/1/2026 (17)	300,000	366,288
Midpeninsula Regional Open Space District, 5.000%, 9/1/2029, Call 9/1/2022	2,000,000	2,315,240
Modesto Irrigation District, 5.000%, 7/1/2021	500,000	569,675
Mount Diablo Unified School District, AGM, 0.000%, 8/1/2035, Call 8/1/2025 (17)	2,125,000	1,876,205
Murrieta Valley Unified School District Public Financing Authority, NATL-RE FGIC, 0.000%, 9/1/2020	500,000	468,675
Northern California Gas Authority No. 1:
1.299%, 7/1/2019 (8)	3,000,000	2,978,310
1.389%, 7/1/2027 (8)	1,915,000	1,714,346
Northern California Power Agency:
5.000%, 7/1/2031, Call 7/1/2022	500,000	567,580
5.000%, 7/1/2032, Call 7/1/2022	700,000	793,485
Orchard School District, NATL-RE FGIC, 0.000%, 8/1/2023	590,000	503,441
Pasadena Public Financing Authority, 0.000%, 3/1/2029	2,000,000	1,342,680
Porterville Unified School District Facilities Improvement District, AGM, 0.000%, 8/1/2034, Call 8/1/2017	1,500,000	652,155
Roseville Joint Union High School District, 0.000%, 8/1/2022	305,000	267,631
Sacramento Redevelopment Agency Successor Agency, BAM:
5.000%, 12/1/2027, Call 12/1/2025	235,000	274,645
5.000%, 12/1/2028, Call 12/1/2025	425,000	493,480
5.000%, 12/1/2030, Call 12/1/2025	1,000,000	1,149,470
5.000%, 12/1/2031, Call 12/1/2025	2,000,000	2,289,020
San Francisco City & County Airport Commission:
5.000%, 5/1/2024, Call 5/1/2021	745,000	855,126
5.000%, 5/1/2024, Call 5/1/2021	295,000	336,878
San Jose Financing Authority, 5.000%, 6/1/2039, Call 6/1/2023	1,435,000	1,610,285
San Jose Unified School District, NATL, 0.000%, 8/1/2027	1,495,000	1,097,614
San Miguel Joint Union Elementary School District, AGM:
0.000%, 6/15/2020	415,000	392,308
0.000%, 6/15/2021	490,000	450,344
0.000%, 6/15/2022	505,000	447,061
Santa Ana Unified School District, 0.000%, 8/1/2021	500,000	457,580
Santa Ana Unified School District, AGM, 5.500%, 8/1/2030, Call 8/1/2018	930,000	984,563
Santa Barbara County College Elementary School District:
0.000%, 8/1/2027	365,000	261,198
0.000%, 8/1/2031	470,000	279,072
Sierra View Local Health Care District:
3.800%, 7/1/2017	370,000	373,463
4.875%, 7/1/2018, Call 7/1/2017	900,000	911,070
5.250%, 7/1/2022, Call 7/1/2017	1,580,000	1,601,362
5.250%, 7/1/2023, Call 7/1/2017	250,000	253,380
5.300%, 7/1/2026, Call 7/1/2017	350,000	354,788
State of California:
1.246%, 12/1/2017, Call 6/1/2017 (8)	2,500,000	2,503,425
5.250%, 9/1/2025, Call 9/1/2021	2,045,000	2,370,339
6.000%, 3/1/2033, Call 3/1/2020	1,550,000	1,759,839
Tahoe Forest Hospital District:
5.500%, 8/1/2027, Call 8/1/2018	1,345,000	1,431,941
5.500%, 8/1/2035, Call 8/1/2018	1,000,000	1,064,640
Twin Rivers Unified School District, AGM, 3.200%, 6/1/2020, Call 4/1/2017 (8)	1,365,000	1,365,273

Upland Community Facilities District, 3.000%, 9/1/2017	530,000	534,293
Vallejo City Unified School District, MBIA, 5.900%, 8/1/2025	1,225,000	1,436,398
Walnut Creek Elementary School District Contra Costa County, 0.000%, 9/1/2023	1,560,000	1,328,402
Watereuse Finance Authority, BAM, 5.500%, 5/1/2036, Call 5/1/2024	2,635,000	3,133,147
West Contra Costa Unified School District, AGM NATL-RE FGIC, 0.000%, 8/1/2025	310,000	235,008
West Kern Water District, 5.000%, 6/1/2028, Call 6/1/2021	2,000,000	2,257,720
Westminster School District, BAM, 0.000%, 8/1/2048, Call 8/1/2023	7,045,000	1,062,809
Whittier Union High School District, 0.000%, 8/1/2034, Call 8/1/2019	500,000	188,685
Windsor Unified School District, AGM:
0.000%, 8/1/2020	105,000	99,209
0.000%, 8/1/2023	240,000	205,440
0.000%, 8/1/2024, Call 8/1/2023	330,000	265,515
0.000%, 8/1/2025, Call 8/1/2023	270,000	204,174
0.000%, 8/1/2026, Call 8/1/2023	330,000	234,511
0.000%, 8/1/2028, Call 8/1/2023	420,000	264,247
Yosemite Community College District, AGM, 5.000%, 8/1/2032, Call 8/1/2018	75,000	79,323

		118,064,969

Colorado — 1.6%
Adams County School District No. 14, SAW:
5.000%, 12/1/2024	500,000	597,210
5.000%, 12/1/2026, Call 12/1/2024	355,000	415,215
5.000%, 12/1/2027, Call 12/1/2024	500,000	581,000
City & County of Denver, 5.000%, 11/15/2021	500,000	575,195
Colorado Educational & Cultural Facilities Authority:
4.000%, 12/1/2017	120,000	122,626
4.000%, 12/15/2025 (6)	535,000	530,281
5.000%, 9/1/2020 (17)	1,060,000	1,184,688
5.000%, 9/1/2021 (17)	865,000	980,789
5.000%, 10/1/2030, Call 10/1/2025	1,250,000	1,375,225
Colorado Health Facilities Authority:
4.500%, 2/1/2020	455,000	479,602
5.000%, 9/1/2018	530,000	558,122
5.000%, 9/1/2019	560,000	605,377
5.000%, 2/1/2021	475,000	516,016
5.000%, 9/1/2022	750,000	858,960
5.000%, 12/1/2023	215,000	238,024
5.000%, 2/1/2024	420,000	465,431
5.250%, 1/1/2025, Call 1/1/2020	460,000	502,486
Commerce City Northern Infrastructure General Improvement District, AGM:
5.000%, 12/1/2020	785,000	887,725
5.000%, 12/1/2021	725,000	836,817
5.000%, 12/1/2022	1,185,000	1,390,325
County of Boulder:
5.000%, 12/1/2023, Call 12/1/2020	500,000	563,675
5.000%, 12/1/2025, Call 12/1/2020	475,000	535,121
County of El Paso, GNMA/FNMA, 5.450%, 12/1/2039, Call 3/31/2017 (16)	86,459	86,747
Denver City & County School District No. 1, SAW, 5.000%, 12/1/2032, Call 12/1/2022	1,500,000	1,737,720
Denver Convention Center Hotel Authority:
5.000%, 12/1/2033, Call 12/1/2026	1,000,000	1,117,090
5.000%, 12/1/2034, Call 12/1/2026	1,000,000	1,113,640
Denver Health & Hospital Authority, 5.500%, 12/1/2019	1,195,000	1,291,950
Park Creek Metropolitan District, 5.000%, 12/1/2030, Call 12/1/2025	1,895,000	2,092,402
Public Authority for Colorado Energy, 5.750%, 11/15/2018	345,000	361,988
Rangely Hospital District, 6.000%, 11/1/2026, Call 11/1/2021	2,000,000	2,323,320
Weld County School District No. RE-7 Platte Valley, SAW, 4.000%, 12/1/2023, Call 12/1/2020	1,140,000	1,240,331

		26,165,098

Connecticut — 0.9%
City of New Haven, AGM, 5.000%, 8/1/2023	2,060,000	2,303,718
Connecticut Housing Finance Authority, 3.600%, 11/15/2030, Call 11/15/2024	845,000	857,481
Connecticut State Health & Educational Facility Authority:
2.875%, 9/1/2020, Call 9/1/2017 (6)	450,000	450,297
3.250%, 9/1/2021, Call 3/1/2018 (6)	700,000	701,295
State of Connecticut, 5.000%, 3/15/2025	2,500,000	2,901,000
University of Connecticut:
5.000%, 3/15/2032, Call 3/15/2026	2,000,000	2,262,020

5.000%, 1/15/2033, Call 1/15/2027	4,000,000	4,521,760

		13,997,571

Delaware — 0.6%
City of Wilmington, 5.000%, 10/1/2025, Call 10/1/2023	3,715,000	4,358,661
Delaware State Economic Development Authority, 5.000%, 6/1/2036, Call 6/1/2026	1,500,000	1,510,935
Delaware State Housing Authority:
5.000%, 1/1/2026, Call 7/1/2019 (16)	225,000	233,955
5.200%, 7/1/2029, Call 7/1/2018	1,025,000	1,047,232
Sustainable Energy Utility, Inc., 5.000%, 9/15/2034, Call 9/15/2021	1,580,000	1,798,403

		8,949,186

District of Columbia — 0.5%
District of Columbia:
5.000%, 10/1/2025, Call 10/1/2021	1,865,000	2,073,992
5.000%, 6/1/2036, Call 6/1/2026	2,500,000	2,561,175
5.000%, 12/1/2036, Call 12/1/2021	500,000	566,105
Washington Convention & Sports Authority, 4.500%, 10/1/2030, Call 10/1/2020	2,125,000	2,286,925

		7,488,197

Florida — 4.6%
Citizens Property Insurance Corp., 5.000%, 6/1/2019	2,615,000	2,836,177
City of Boynton Beach, AGM, 5.000%, 11/1/2027, Call 11/1/2021	1,000,000	1,145,320
City of Fort Pierce, AGC, 5.875%, 9/1/2028, Call 9/1/2018	1,000,000	1,067,800
City of Gainesville, AMBAC, 5.500%, 8/1/2017	1,000,000	1,019,240
City of Gulf Breeze, 5.000%, 12/1/2023, Call 12/1/2020	2,000,000	2,242,260
City of Lakeland, AGM, 5.250%, 10/1/2028	1,250,000	1,548,225
City of North Port, 5.000%, 7/1/2022	200,000	230,064
City of Port St. Lucie, AGC, 6.250%, 9/1/2027, Call 9/1/2018	500,000	539,230
City of Sunrise, 4.000%, 10/1/2019	540,000	569,506
City of Sunrise, NATL-RE:
0.000%, 10/1/2019	905,000	874,818
0.000%, 10/1/2020	975,000	923,578
0.000%, 10/1/2021	175,000	161,877
City of Tallahassee:
5.000%, 12/1/2026, Call 12/1/2025	450,000	497,948
5.000%, 12/1/2027, Call 12/1/2025	400,000	439,780
5.000%, 12/1/2028, Call 12/1/2025	500,000	546,590
City of Tampa, 5.250%, 11/15/2026, Call 5/15/2020	2,000,000	2,195,880
City of Tampa, AMBAC, 0.000%, 4/1/2021	460,000	423,803
Columbia County School Board, 5.000%, 7/1/2026, Call 7/1/2025	495,000	565,102
County of Broward:
5.000%, 10/1/2026, Call 10/1/2025 (16)	750,000	865,140
5.000%, 10/1/2031, Call 10/1/2025 (16)	1,000,000	1,117,360
County of Broward, AGM, 5.000%, 4/1/2033, Call 4/1/2023 (16)	740,000	796,499
County of Lee, 5.000%, 10/1/2029, Call 10/1/2022	2,000,000	2,299,200
County of Miami-Dade:
5.000%, 10/1/2025, Call 10/1/2024	800,000	927,096
5.250%, 10/1/2029, Call 10/1/2023	100,000	119,324
5.500%, 10/1/2026, Call 10/1/2020	450,000	517,221
5.500%, 10/1/2026, Call 10/1/2020	1,450,000	1,644,778
County of Miami-Dade, AGC:
0.000%, 10/1/2021	610,000	546,145
5.000%, 10/1/2029, Call 10/1/2019	400,000	433,572
County of Miami-Dade, BHAC, 6.000%, 10/1/2023, Call 10/1/2018	1,000,000	1,078,720
County of Miami-Dade, NATL-RE BHAC, 5.000%, 10/1/2030, Call 10/1/2017 (17)	475,000	486,642
County of Orange, 5.000%, 1/1/2027, Call 1/1/2022	5,810,000	6,657,156
County of St. Johns, AGM:
5.000%, 10/1/2020	1,625,000	1,818,765
5.000%, 10/1/2021	1,110,000	1,268,020
Dupree Lakes Community Development District, BAM:
3.000%, 5/1/2018	230,000	234,195
3.000%, 5/1/2019	190,000	195,217
Emerald Coast Utilities Authority, BAM, 5.000%, 1/1/2032, Call 1/1/2025	1,445,000	1,618,472
Florida HomeLoan Corp., GNMA/FHLMC/FNMA, 5.000%, 7/1/2028, Call 1/1/2020	255,000	265,095
Florida HomeLoan Corp., GNMA/FNMA/FHLMC, 4.450%, 1/1/2030, Call 7/1/2021	395,000	408,967
Florida Municipal Loan Council, AGM, 5.000%, 5/1/2021	1,745,000	1,979,860

Halifax Hospital Medical Center:
5.000%, 6/1/2026	1,525,000	1,760,246
5.000%, 6/1/2027, Call 6/1/2026	1,295,000	1,485,792
Lee County Industrial Development Authority, 5.000%, 11/1/2025, Call 11/1/2020	2,000,000	2,257,580
Lee County School Board, 5.000%, 8/1/2028, Call 8/1/2024	2,500,000	2,874,750
Miami-Dade County Educational Facilities Authority, 5.000%, 4/1/2031, Call 4/1/2025	2,000,000	2,239,320
Orange County Health Facilities Authority:
5.000%, 10/1/2031, Call 10/1/2026	500,000	565,790
5.250%, 10/1/2035, Call 10/1/2018	440,000	469,484
Polk County Housing Finance Authority, GNMA, 5.000%, 9/1/2029, Call 8/1/2020	150,000	162,557
Sarasota County Health Facilities Authority:
5.000%, 1/1/2030, Call 1/1/2025	750,000	802,852
5.000%, 1/1/2031, Call 1/1/2025	935,000	993,896
Southeast Overtown Park West Community Redevelopment Agency, 5.000%, 3/1/2018 (6)	2,405,000	2,478,569
St. Lucie County School Board, AGM, 5.000%, 7/1/2022, Call 7/1/2021	2,500,000	2,802,775
Sumter County Industrial Development Authority:
4.000%, 7/1/2019	1,000,000	1,050,620
5.000%, 7/1/2020	500,000	550,250
Suncoast Community Development District, 2.000%, 5/1/2017	170,000	170,330
Town of Davie:
5.000%, 4/1/2019	75,000	79,967
5.000%, 4/1/2021	615,000	682,306
5.000%, 4/1/2022	830,000	929,617
Tradition Community Development District No. 1, AGM, 2.000%, 5/1/2017	1,000,000	1,002,310
University of North Florida Financing Corp., 5.000%, 11/1/2026, Call 11/1/2017	4,285,000	4,404,252
Volusia County Educational Facility Authority, AGM, 5.000%, 10/15/2029, Call 10/15/2021	730,000	824,382
Volusia County School Board, BAM, 5.000%, 8/1/2031, Call 2/1/2026	1,000,000	1,139,400

		72,831,687

Georgia — 2.7%
Carroll City-County Hospital Authority, County Guarantee:
5.000%, 7/1/2023, Call 7/1/2020	1,185,000	1,328,148
5.000%, 7/1/2023, Call 7/1/2020	1,605,000	1,775,628
5.000%, 7/1/2024, Call 7/1/2020	695,000	778,956
5.000%, 7/1/2024, Call 7/1/2020	945,000	1,040,936
City of Atlanta, 5.000%, 1/1/2028, Call 1/1/2026	560,000	648,155
City of Atlanta Department of Aviation:
5.000%, 1/1/2031, Call 1/1/2024	1,000,000	1,144,510
5.000%, 1/1/2032, Call 1/1/2024	2,500,000	2,839,575
5.000%, 1/1/2033, Call 1/1/2024	1,000,000	1,130,520
5.000%, 1/1/2034, Call 1/1/2024	1,000,000	1,126,550
City of Atlanta, NATL-RE FGIC, 5.500%, 11/1/2022	1,000,000	1,164,440
Cobb County Kennestone Hospital Authority, 5.000%, 4/1/2031, Call 4/1/2021	3,000,000	3,268,320
East Point Building Authority, XLCA, 4.500%, 2/1/2025, Call 3/31/2017	500,000	500,115
Floyd County Hospital Authority, County Guarantee:
5.000%, 7/1/2020	1,335,000	1,483,332
5.000%, 7/1/2021	1,155,000	1,310,775
5.000%, 7/1/2027, Call 7/1/2022	1,250,000	1,416,937
Fulton County Development Authority, 5.250%, 3/15/2024, Call 3/15/2019	1,120,000	1,203,563
Gainesville & Hall County Hospital Authority:
5.000%, 2/15/2036, Call 2/15/2027	1,500,000	1,646,640
5.000%, 2/15/2037, Call 2/15/2027	2,000,000	2,188,580
5.000%, 2/15/2042, Call 2/15/2027	3,000,000	3,264,750
Jefferson City School District, SAW, 5.250%, 2/1/2029, Call 2/1/2021	1,350,000	1,541,038
Main Street Natural Gas, Inc.:
5.000%, 3/15/2017	1,320,000	1,321,650
5.250%, 9/15/2018	250,000	263,923
Private Colleges & Universities Authority, 5.000%, 10/1/2020	575,000	624,099
Richmond County Hospital Authority:
5.250%, 1/1/2029, Call 1/1/2019	1,150,000	1,238,067
5.375%, 1/1/2029, Call 1/1/2019	940,000	1,014,110
South Fulton Municipal Regional Water & Sewer Authority, BAM:
5.000%, 1/1/2023	800,000	924,240
5.000%, 1/1/2024	1,000,000	1,158,710
5.000%, 1/1/2025, Call 1/1/2024	700,000	821,667
South Georgia Governmental Services Authority, MBIA, 5.000%, 1/1/2020, Call 3/31/2017	300,000	300,957
South Regional Joint Development Authority, 5.250%, 8/1/2023	25,000	29,162
Spalding County, 6.125%, 9/1/2028, Call 9/1/2018	700,000	753,627

Valdosta & Lowndes County Hospital Authority, County Guarantee, 5.000%, 10/1/2025, Call 10/1/2021	2,940,000	3,274,866
Winder-Barrow Industrial Building Authority, AGM, 5.000%, 12/1/2029, Call 12/1/2021	1,000,000	1,137,060

		43,663,606

Guam — 0.1%
Territory of Guam:
5.000%, 12/1/2030, Call 12/1/2026	1,000,000	1,090,100
5.000%, 12/1/2031, Call 12/1/2026	1,000,000	1,082,500

		2,172,600

Hawaii — 0.1%
City & County of Honolulu:
5.000%, 10/1/2022	500,000	586,860
5.000%, 10/1/2023	500,000	594,050

		1,180,910

Idaho — 0.4%
Boise-Kuna Irrigation District:
5.875%, 6/1/2022, Call 6/1/2018	200,000	212,024
7.375%, 6/1/2034, Call 6/1/2018	340,000	366,731
Canyon County School District No. 131 Nampa, School Bond Gty, 5.000%, 9/15/2023	1,000,000	1,191,650
Idaho Health Facilities Authority, 6.500%, 11/1/2023, Call 11/1/2018	515,000	557,518
Idaho Housing & Finance Association, AGC, 5.250%, 7/15/2026, Call 7/15/2018	2,965,000	3,138,927

		5,466,850

Illinois — 15.2%
Bureau County Township High School District No. 502, BAM, 6.625%, 10/1/2043, Call 12/1/2023	3,400,000	4,142,662
Chicago Board of Education:
4.640%, 3/1/2017 (8)	6,750,000	6,750,000
6.000%, 4/1/2046, Call 4/1/2027	1,500,000	1,531,755
Chicago Board of Education, NATL:
0.000%, 12/1/2022	365,000	288,770
5.250%, 12/1/2021	1,000,000	1,081,290
Chicago Board of Education, NATL-RE, 5.000%, 12/1/2019	70,000	73,546
Chicago O’Hare International Airport:
5.000%, 1/1/2026, Call 1/1/2025 (16)	1,500,000	1,705,605
5.000%, 1/1/2031, Call 1/1/2025 (16)	1,000,000	1,099,010
5.000%, 1/1/2038, Call 1/1/2026	205,000	226,203
Chicago O’Hare International Airport, AGC, 5.250%, 1/1/2026, Call 1/1/2020	775,000	849,725
Chicago Park District:
5.000%, 1/1/2023, Call 1/1/2022	1,060,000	1,171,639
5.000%, 1/1/2025, Call 7/1/2020	230,000	247,025
5.000%, 1/1/2026, Call 1/1/2021	730,000	785,407
5.000%, 1/1/2028, Call 1/1/2024	2,500,000	2,744,975
5.000%, 11/15/2029, Call 11/15/2018	130,000	138,788
5.000%, 1/1/2031, Call 1/1/2026	1,790,000	1,962,377
5.000%, 1/1/2040, Call 1/1/2026	1,000,000	1,061,480
Chicago Transit Authority, 5.000%, 12/1/2046, Call 12/1/2026	3,000,000	3,185,190
Chicago Transit Authority, AGC:
5.250%, 6/1/2019, Call 6/1/2018	375,000	393,791
5.250%, 6/1/2022, Call 6/1/2018	3,250,000	3,406,650
City of Calumet City, AGM, 4.000%, 3/1/2017	435,000	435,000
City of Chicago:
5.000%, 1/1/2019	455,000	471,708
5.000%, 11/1/2025	2,000,000	2,265,500
5.000%, 11/1/2027, Call 11/1/2026	2,500,000	2,807,225
5.000%, 11/1/2027, Call 11/1/2026	1,000,000	1,122,890
5.000%, 11/1/2028, Call 11/1/2026	1,000,000	1,115,930
5.000%, 11/1/2029, Call 11/1/2026	1,000,000	1,109,030
5.000%, 1/1/2031, Call 1/1/2025	3,715,000	4,029,921
5.000%, 1/1/2039, Call 1/1/2025	500,000	529,160
6.000%, 1/1/2038, Call 1/1/2027	10,000,000	10,321,200
City of Chicago, AGM, 5.000%, 11/1/2027, Call 11/1/2018	200,000	211,778
City of Chicago, AGM FGIC, 5.000%, 1/1/2023, Call 3/31/2017	200,000	200,548
City of Chicago, NATL-RE, 5.530%, 1/1/2020, Call 3/3/2017 (17)	1,000,000	1,000,000

City of Springfield:
5.000%, 12/1/2022	905,000	1,028,451
5.000%, 3/1/2026, Call 3/1/2025	1,000,000	1,145,050
5.000%, 3/1/2027, Call 3/1/2025	1,000,000	1,138,180
5.000%, 3/1/2028, Call 3/1/2025	1,000,000	1,131,350
5.000%, 3/1/2029, Call 3/1/2025	1,000,000	1,124,580
5.000%, 3/1/2031, Call 3/1/2025	900,000	1,003,392
5.500%, 3/1/2032, Call 3/1/2018	1,000,000	1,041,870
Cook County Community Consolidated School District No. 65 Evanston:
0.000%, 12/1/2027, Call 12/1/2024	300,000	196,296
0.000%, 12/1/2029, Call 12/1/2024	400,000	234,028
0.000%, 12/1/2030, Call 12/1/2024	1,130,000	626,856
0.000%, 12/1/2031, Call 12/1/2024	1,500,000	785,220
Cook County Community High School District No. 219-Niles Township, FSA, 5.000%, 12/1/2025, Call 12/1/2017	1,405,000	1,446,026
Cook County School District No. 103 Lyons, AGM, 0.000%, 12/1/2021	850,000	751,952
Cook County School District No. 124 Evergreen Park, BAM, 4.000%, 12/1/2020	450,000	487,552
Cook County School District No. 144 Prairie Hills, AGM:
0.000%, 12/1/2028	2,830,000	1,721,008
0.000%, 12/1/2029	2,580,000	1,483,423
Cook County School District No. 83 Mannheim, 5.625%, 6/1/2033	2,980,000	3,413,262
Cook County Township High School District No. 201 J Sterling Morton, AMBAC, 0.000%, 12/1/2019	675,000	631,361
Cook County Township High School District No. 220 Reavis:
6.000%, 12/1/2030, Call 12/1/2023	1,000,000	1,178,550
6.000%, 12/1/2031, Call 12/1/2023	2,035,000	2,398,349
6.000%, 12/1/2032, Call 12/1/2023	2,160,000	2,544,221
6.000%, 6/1/2033, Call 12/1/2023	2,235,000	2,623,644
County of Cook:
5.000%, 11/15/2029, Call 11/15/2026	1,500,000	1,669,275
5.000%, 11/15/2030, Call 11/15/2026	2,050,000	2,272,486
5.000%, 11/15/2031, Call 11/15/2026	2,000,000	2,206,760
5.250%, 11/15/2023, Call 11/15/2020	350,000	380,954
County of Cook, BAM, 5.000%, 11/15/2023	1,000,000	1,138,090
County of St. Clair:
5.250%, 10/1/2024, Call 10/1/2019	485,000	535,100
5.250%, 10/1/2024, Call 10/1/2019	215,000	233,032
5.250%, 10/1/2027, Call 10/1/2019	835,000	921,255
5.250%, 10/1/2027, Call 10/1/2019	315,000	339,932
5.500%, 1/1/2038, Call 1/1/2023	825,000	922,787
DeKalb County Community Unit School District No. 424 Genoa-Kingston, AMBAC, 0.000%, 1/1/2020	600,000	562,110
DeKalb County Community Unit School District No. 428 DeKalb:
0.000%, 1/1/2025, Call 7/1/2020	400,000	287,596
0.000%, 1/1/2028, Call 7/1/2020	1,000,000	587,140
DeKalb Kane & LaSalle Counties Etc Community College District No. 523 Kishwaukee, 0.000%, 2/1/2035, Call 2/1/2021	470,000	152,816
DuPage County School District No. 16 Queen Bee, NATL-RE FGIC, 0.000%, 11/1/2019	530,000	500,156
Frankfort Square Park District, AMBAC, 0.000%, 1/1/2022	670,000	559,457
Illinois Finance Authority:
1.300%, 5/8/2017 (8)	945,000	944,924
2.500%, 5/15/2018	170,000	170,658
5.000%, 11/15/2023, Call 11/15/2022	215,000	245,592
5.000%, 8/15/2024	250,000	282,443
5.000%, 5/15/2025	1,000,000	1,078,690
5.000%, 11/15/2026, Call 11/15/2025	1,000,000	1,150,450
5.000%, 11/15/2027, Call 11/15/2025	500,000	570,705
5.000%, 11/1/2029, Call 11/1/2026	2,000,000	2,204,360
5.000%, 5/15/2030, Call 5/15/2025	1,000,000	1,038,770
5.000%, 11/1/2030, Call 11/1/2026	1,200,000	1,314,456
5.000%, 11/1/2031, Call 11/1/2026	645,000	702,166
5.000%, 1/1/2036, Call 1/1/2027	2,000,000	2,140,940
5.250%, 11/15/2022, Call 11/15/2017	1,450,000	1,495,240
5.250%, 2/15/2030, Call 2/15/2020	250,000	270,915
6.000%, 10/1/2024, Call 10/1/2021	1,010,000	1,107,859
6.000%, 8/15/2041, Call 8/15/2021	2,665,000	3,021,817
6.875%, 10/1/2043, Call 10/1/2021	3,000,000	3,342,810

Illinois Finance Authority, AGC:
5.250%, 8/15/2019	250,000	270,768
5.250%, 8/15/2033, Call 8/15/2018	880,000	922,214
Illinois Finance Authority, AGM:
0.000%, 1/1/2020	450,000	433,809
0.000%, 1/1/2020	500,000	471,185
0.000%, 1/1/2021	255,000	241,006
5.150%, 1/1/2019	420,000	450,295
Illinois Finance Authority, AMBAC, 6.000%, 2/1/2022, Call 2/1/2018	335,000	350,621
Illinois Housing Development Authority, GNMA/FNMA COLL, 2.450%, 6/1/2043, Call 1/1/2023	711,815	688,397
Illinois State Toll Highway Authority:
5.000%, 1/1/2028, Call 1/1/2023	1,000,000	1,124,940
5.000%, 1/1/2029, Call 1/1/2023	1,000,000	1,117,500
5.000%, 1/1/2030, Call 1/1/2026	1,000,000	1,145,710
5.000%, 12/1/2032, Call 1/1/2026	7,790,000	8,809,399
5.500%, 1/1/2033, Call 1/1/2018	490,000	508,997
Kane & DeKalb Counties Community Unit School District No. 302 Kaneland, NATL-RE FGIC, 0.000%, 2/1/2023	5,450,000	4,559,742
Kane Cook & DuPage Counties School District No. U-46 Elgin, AMBAC:
0.000%, 1/1/2023	350,000	310,419
0.000%, 1/1/2023	650,000	549,594
Kane McHenry Cook & De Kalb Counties Unit School District No. 300:
5.000%, 1/1/2023	1,000,000	1,143,510
5.000%, 1/1/2024	1,000,000	1,145,190
5.000%, 1/1/2026, Call 1/1/2025	4,000,000	4,584,320
5.250%, 1/1/2033, Call 1/1/2023	900,000	1,001,898
Knox & Warren Counties Community Unit School District No. 205 Galesburg, 6.125%, 1/1/2036, Call 1/1/2021	1,435,000	1,634,393
Lake County School District No. 33, XLCA:
0.000%, 12/1/2026	525,000	322,618
0.000%, 12/1/2028	335,000	181,855
Lake County School District No. 38 Big Hollow, AMBAC, 0.000%, 2/1/2019	200,000	189,470
Lake County School District No. 56 Gurnee, 5.000%, 1/1/2024	440,000	505,067
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley, AGM FGIC, 0.000%, 1/1/2024	500,000	405,550
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley, NATL, 0.000%, 1/1/2021	1,900,000	1,744,713
McHenry County Community High School District No. 154 Marengo, NATL-RE FGIC, 0.000%, 1/1/2018	325,000	321,454
McHenry County Community Unit School District No. 12 Johnsburg, AGM:
4.000%, 1/1/2019	265,000	275,968
5.000%, 1/1/2020	550,000	595,287
5.000%, 1/1/2021	810,000	891,859
5.000%, 1/1/2022	895,000	996,135
Metropolitan Pier & Exposition Authority, NATL-RE:
0.000%, 6/15/2023 (17)	3,530,000	3,950,811
0.000%, 12/15/2023	855,000	665,421
0.000%, 6/15/2024	1,000,000	755,330
Metropolitan Pier & Exposition Authority, NATL-RE FGIC, 0.000%, 6/15/2020	440,000	400,959
Metropolitan Water Reclamation District of Greater Chicago, 5.000%, 12/1/2031, Call 12/1/2026	3,500,000	3,992,205
Northern Illinois Municipal Power Agency, NATL-RE, 5.000%, 1/1/2020, Call 1/1/2018	2,215,000	2,290,819
Peoria Public Building Commission, AGC, 0.000%, 12/1/2019, Call 12/1/2018	1,000,000	934,750
Railsplitter Tobacco Settlement Authority, 5.250%, 6/1/2021	1,120,000	1,260,571
Rib Floater Trust Various States, 0.940%, 4/1/2036, Call 4/1/2027 (6) (8)	1,000,000	1,000,000
South Suburban College Community School District No. 510, AGC, 0.000%, 12/1/2025	1,000,000	725,100
Southern Illinois University, BAM, 5.000%, 4/1/2026, Call 4/1/2025	1,175,000	1,314,707
Southern Illinois University, NATL-RE, 0.000%, 4/1/2017	500,000	499,090
Southwestern Illinois Development Authority:
5.000%, 10/15/2029, Call 10/15/2025	1,780,000	1,964,533
5.000%, 10/15/2032, Call 10/15/2025	1,335,000	1,453,775
Southwestern Illinois Development Authority, AGC, 5.750%, 2/1/2029, Call 2/1/2019	1,025,000	1,101,311
St. Clair County Community Unit School District No. 187 Cahokia, AGM, 5.000%, 1/1/2020	630,000	684,230
St. Louis Regional Airport Authority, 6.000%, 12/1/2024, Call 12/1/2018 (16)	745,000	805,725
State of Illinois:
5.000%, 3/1/2020	500,000	526,525
5.000%, 4/1/2024, Call 4/1/2023	500,000	524,250
5.000%, 11/1/2025	7,000,000	7,345,660
5.000%, 2/1/2027	1,000,000	1,043,650

5.000%, 2/1/2029, Call 2/1/2027	1,000,000	1,029,900
5.000%, 11/1/2033, Call 11/1/2026	8,000,000	8,042,080
5.250%, 6/15/2034, Call 6/15/2019	3,715,000	4,065,176
6.500%, 6/15/2022	345,000	387,694
State of Illinois, AGM, 5.000%, 4/1/2028, Call 4/1/2023	3,205,000	3,378,070
Stephenson County School District No. 145 Freeport, AMBAC, 0.000%, 1/1/2018	425,000	419,947
Tazewell County School District No. 51 Washington Central, NATL-RE FGIC, 9.000%, 12/1/2025	165,000	236,854
Town of Cicero:
5.000%, 1/1/2020	1,000,000	1,076,040
5.000%, 1/1/2021	1,000,000	1,094,510
Village of Bolingbrook, AGM, 5.000%, 1/1/2025, Call 1/1/2020	1,425,000	1,540,696
Village of Elwood, RADIAN:
0.000%, 3/1/2024, Call 9/1/2017	250,000	173,573
0.000%, 3/1/2026, Call 9/1/2017	1,280,000	792,397
Village of Franklin Park, BAM:
4.000%, 10/1/2018	425,000	443,815
4.000%, 10/1/2019	420,000	446,888
4.000%, 10/1/2020	615,000	664,557
5.000%, 10/1/2022, Call 10/1/2021	730,000	828,754
5.000%, 10/1/2023, Call 10/1/2021	685,000	776,708
5.000%, 10/1/2024, Call 10/1/2021	425,000	481,300
5.000%, 10/1/2025, Call 10/1/2021	920,000	1,040,152
Village of Justice, AMBAC, 0.000%, 1/1/2021	635,000	560,013
Will & Kankakee Counties School District No 255:
5.000%, 6/1/2026, Call 6/1/2025	500,000	563,970
5.000%, 6/1/2029, Call 6/1/2025	600,000	662,586
Will County Community High School District No. 210 Lincoln-Way:
5.000%, 1/1/2027, Call 1/1/2023	1,250,000	1,143,312
5.000%, 1/1/2028, Call 1/1/2023	3,500,000	3,154,095
5.000%, 1/1/2030, Call 1/1/2023	1,500,000	1,327,605
Will County Community School District No. 161 Summit Hill, NATL-RE FGIC, 0.000%, 1/1/2019	695,000	669,327
Will County Community Unit School District No. 201-U Crete-Monee, NATL-RE:
0.000%, 11/1/2020	245,000	232,461
0.000%, 11/1/2020	1,755,000	1,618,145
0.000%, 11/1/2021	55,000	50,992
0.000%, 11/1/2021	245,000	218,410
0.000%, 11/1/2022	60,000	54,121
0.000%, 11/1/2022	190,000	163,145
Will County Community Unit School District No. 209-U Wilmington, NATL-RE, 5.750%, 1/1/2023, Call 4/17/2017	1,025,000	1,030,873
Will County School District No. 114 Manhattan, NATL, 0.000%, 12/1/2017	375,000	369,893
Will County School District No. 114, NATL-RE FGIC:
0.000%, 12/1/2020	1,180,000	1,074,378
0.000%, 12/1/2023	1,600,000	1,292,464
Will County Township High School District No. 204 Joliet, 6.250%, 1/1/2031, Call 1/1/2021	500,000	578,915
Will, Grundy, Etc. Counties Community College District No. 525:
5.250%, 6/1/2036, Call 12/1/2023	3,400,000	3,793,448
5.750%, 6/1/2028, Call 6/1/2018	170,000	178,849
Williamson County Community Unit School District No. 5 Carterville, AGC:
0.000%, 1/1/2029, Call 1/1/2019	300,000	165,165
0.000%, 1/1/2033, Call 1/1/2019	1,000,000	414,020
0.000%, 1/1/2034, Call 1/1/2019	1,000,000	383,690
Winnebago & Boone Counties School District No. 205 Rockford:
0.000%, 2/1/2020	500,000	471,175
4.000%, 2/1/2027, Call 2/1/2023	4,680,000	4,874,969

		244,050,577

Indiana — 2.5%
Carmel Redevelopment Authority, 5.000%, 7/1/2023, Call 7/1/2020	350,000	389,372
City of Greenwood:
4.000%, 10/1/2017	225,000	227,102
4.250%, 10/1/2020, Call 10/1/2018	820,000	865,018
4.625%, 10/1/2024, Call 10/1/2018	520,000	553,192
City of Rockport, 1.750%, 6/1/2018 (8)	1,500,000	1,505,520
City of Whiting, 1.850%, 10/1/2019 (8)	1,150,000	1,149,701
Concord Community Schools Building Corp., AGM, 5.000%, 7/15/2025, Call 7/15/2018	1,000,000	1,055,270

Crown Point Multi School Building Corp., AGM SAW, 5.000%, 1/15/2022, Call 7/15/2017	1,000,000	1,015,750
Damon Run Conservancy District:
4.500%, 1/1/2018	215,000	219,601
4.500%, 7/1/2018	220,000	227,517
Fishers Redevelopment District:
5.125%, 7/15/2026, Call 1/15/2020	1,875,000	2,076,694
5.250%, 7/15/2023, Call 1/15/2020	1,605,000	1,785,209
Frankfort High School Elementary School Building Corp., 5.000%, 7/15/2025	115,000	135,440
Franklin Township-Marion County Multiple School Building Corp., SAW:
5.000%, 7/10/2021	580,000	658,660
5.000%, 7/15/2029, Call 1/15/2023	2,565,000	2,933,898
Gary Chicago International Airport Authority, 5.000%, 2/1/2018 (16)	885,000	906,806
Indiana Bond Bank, 1.300%, 10/15/2022 (8)	1,650,000	1,583,208
Indiana Finance Authority:
3.000%, 7/1/2019	250,000	254,453
5.000%, 8/15/2020	700,000	759,507
5.000%, 10/1/2022	300,000	334,677
5.000%, 10/1/2023	400,000	449,456
5.000%, 10/1/2024, Call 10/1/2023	275,000	306,908
5.000%, 5/1/2029, Call 5/1/2022	4,070,000	4,495,315
5.250%, 10/1/2024, Call 10/1/2021	710,000	818,516
5.250%, 10/1/2031, Call 10/1/2021	2,190,000	2,519,507
5.250%, 11/15/2046, Call 11/15/2026	2,500,000	2,658,025
5.500%, 5/1/2024, Call 5/1/2019	1,000,000	1,079,160
Indiana Health & Educational Facilities Financing Authority, AGM, 5.250%, 11/1/2023, Call 5/1/2018	500,000	525,120
Indiana Health Facility Financing Authority, AMBAC, 0.998%, 5/1/2031, Call 3/21/2017 (8) (14)	575,000	531,711
Indiana Housing & Community Development Authority, GNMA/FNMA, 4.000%, 12/1/2027, Call 6/1/2021	835,000	853,946
Indiana Municipal Power Agency, 5.250%, 1/1/2024, Call 1/1/2019	500,000	538,290
Indianapolis Local Public Improvement Bond Bank:
5.000%, 1/1/2021	175,000	196,103
5.000%, 1/1/2022, Call 1/1/2021	200,000	223,016
5.750%, 1/1/2038, Call 1/1/2019	345,000	374,867
Indianapolis Local Public Improvement Bond Bank, NATL-RE, 5.250%, 7/1/2022	500,000	578,710
Lafayette Redevelopment Authority, 3.000%, 2/1/2018	95,000	96,797
Marion High School Building Corp.:
4.000%, 7/15/2019	455,000	483,315
4.000%, 7/15/2020, Call 1/15/2020	935,000	1,003,059
4.000%, 7/15/2021, Call 1/15/2020	375,000	401,423
North Central Campus School Building Corp., AGM, 5.250%, 7/15/2022, Call 7/15/2018	1,000,000	1,053,600
Portage Redevelopment District:
5.000%, 1/15/2023	280,000	316,663
5.000%, 1/15/2024	215,000	244,068
Porter County Jail Building Corp., AGM, 5.500%, 7/10/2021	200,000	218,522
Rush County Elementary School Building Corp., SAW, 5.250%, 7/15/2021, Call 1/15/2019	565,000	609,183
Steuben Lakes Regional Waste District, 5.000%, 9/1/2024, Call 9/1/2023	1,225,000	1,418,672

		40,630,547

Iowa — 0.4%
Iowa Finance Authority, 5.000%, 5/15/2036, Call 5/15/2026	4,000,000	4,254,440
Johnston Community School District, AGM, 5.000%, 7/1/2027, Call 7/1/2022	1,455,000	1,661,072

		5,915,512

Kansas — 0.2%
County of Sedgwick/County of Shawnee, GNMA/FNMA/FHLMC, 5.875%, 6/1/2039, Call 6/1/2017 (16)	30,000	31,216
Kansas Development Finance Authority:
5.000%, 11/15/2020, Call 11/15/2019	800,000	882,312
5.000%, 3/1/2031, Call 3/1/2020	1,000,000	1,072,890
Kansas Development Finance Authority, FSA, 5.250%, 11/1/2028, Call 11/1/2018	475,000	508,331
Wyandotte County-Kansas City, 5.000%, 9/1/2032, Call 9/1/2022	1,000,000	1,129,790

		3,624,539

Kentucky — 1.0%
City of Winchester, BAM, 3.000%, 7/1/2017	105,000	105,802
Kentucky Asset Liability Commission:

5.000%, 9/1/2024	1,000,000	1,171,380
5.000%, 9/1/2025	1,250,000	1,474,200
Kentucky State Property & Building Commission, NATL, 5.000%, 3/1/2022, Call 3/31/2017	35,000	35,109
Louisville/Jefferson County Metropolitan Government:
5.000%, 10/1/2030, Call 10/1/2026	1,300,000	1,461,993
5.000%, 10/1/2031, Call 10/1/2026	3,500,000	3,914,960
Paducah Electric Plant Board, AGC, 5.000%, 10/1/2023, Call 4/1/2019	100,000	108,010
Paducah Electric Plant Board, AGM:
5.000%, 10/1/2027, Call 10/1/2026	2,000,000	2,309,180
5.000%, 10/1/2028, Call 10/1/2026	1,850,000	2,126,076
5.000%, 10/1/2030, Call 10/1/2026	1,500,000	1,711,875
5.000%, 10/1/2031, Call 10/1/2026	1,250,000	1,419,950
Pulaski County Public Properties Corp., 5.500%, 12/1/2024, Call 12/1/2018	260,000	280,225

		16,118,760

Louisiana — 3.0%
City of Bossier, 5.000%, 10/1/2031, Call 10/1/2024	1,160,000	1,332,283
City of New Orleans:
5.000%, 6/1/2021	800,000	899,600
5.000%, 12/1/2021	500,000	567,800
5.000%, 6/1/2022	450,000	510,881
5.000%, 12/1/2022	725,000	835,229
5.000%, 6/1/2023	500,000	573,390
5.000%, 12/1/2024	765,000	893,589
5.000%, 6/1/2026, Call 6/1/2025	150,000	171,527
5.000%, 12/1/2026, Call 12/1/2025	240,000	275,873
5.000%, 6/1/2027, Call 6/1/2025	200,000	227,294
5.000%, 6/1/2029, Call 6/1/2025	200,000	224,664
5.000%, 12/1/2029, Call 12/1/2025	350,000	394,293
5.000%, 6/1/2031, Call 6/1/2025	1,650,000	1,835,823
City of Shreveport, BAM, 4.000%, 12/1/2025, Call 12/1/2024	2,210,000	2,393,408
Lafayette Public Trust Financing Authority, AGM:
4.000%, 10/1/2020	690,000	740,625
4.000%, 10/1/2021	675,000	730,384
Louisiana Housing Corp., GNMA/FNMA/FHLMC:
4.750%, 6/1/2027, Call 6/1/2020	755,000	783,199
5.200%, 6/1/2039, Call 6/1/2017 (16)	65,000	65,115
Louisiana Local Government Environmental Facilities & Community Development Authority, AGM, 4.100%, 10/1/2038, Call 10/1/2024	550,000	558,948
Louisiana Public Facilities Authority, 3.375%, 9/1/2028, Call 3/1/2021	2,440,000	2,443,172
Louisiana Stadium & Exposition District, 5.000%, 7/1/2023	800,000	928,032
Louisiana State Citizens Property Insurance Corp., 5.000%, 6/1/2020	650,000	721,545
Parish of St. Bernard:
4.000%, 3/1/2020	3,470,000	3,695,758
4.000%, 3/1/2021	3,585,000	3,861,798
Parish of St. James, 0.800%, 11/1/2040, Call 3/1/2017 (8)	14,000,000	14,000,000
Port New Orleans Board of Commissioners, 5.000%, 4/1/2032, Call 4/1/2023 (16)	725,000	776,671
Regional Transit Authority, NATL-RE FGIC, 0.000%, 12/1/2021	240,000	194,318
State of Louisiana, 1.016%, 5/1/2018, Call 11/1/2017 (8)	7,000,000	6,952,680
Terrebonne Parish Consolidated Government, 5.875%, 3/1/2024, Call 3/1/2019	495,000	542,223

		48,130,122

Maine — 0.6%
City of Portland, 5.000%, 7/1/2022	300,000	338,541
Maine State Housing Authority, 3.850%, 11/15/2029, Call 11/15/2021	7,500,000	7,836,900
Maine Turnpike Authority, 5.000%, 7/1/2029, Call 7/1/2022	1,500,000	1,721,400

		9,896,841

Maryland — 0.3%
Maryland Health & Higher Educational Facilities Authority, 5.750%, 7/1/2034, Call 7/1/2021	775,000	873,270
Montgomery County Housing Opportunites Commission:
5.000%, 7/1/2031, Call 7/1/2020	655,000	696,704
5.000%, 1/1/2043, Call 7/1/2022	280,000	295,677
5.125%, 7/1/2037, Call 7/1/2020	3,110,000	3,298,932

		5,164,583

Massachusetts — 1.1%
Commonwealth of Massachusetts, NATL-RE FGIC:
0.840%, 12/1/2030, Call 3/2/2017 (8) (14)	7,375,000	6,806,380
0.840%, 12/1/2030, Call 3/6/2017 (8) (14)	1,450,000	1,338,202
Massachusetts Development Finance Agency:
5.000%, 7/1/2025, Call 7/1/2021	1,425,000	1,607,030
5.000%, 7/1/2027, Call 7/1/2025	125,000	146,818
Massachusetts Educational Financing Authority:
5.000%, 7/1/2025, Call 7/1/2022 (16)	500,000	538,410
5.250%, 1/1/2019 (16)	1,150,000	1,232,133
5.250%, 1/1/2019	445,000	468,678
Massachusetts Health & Educational Facilities Authority, 5.000%, 7/1/2024, Call 7/1/2019	3,105,000	3,346,693
Massachusetts Housing Finance Agency, 3.700%, 12/1/2027, Call 6/1/2022 (16)	1,540,000	1,549,440
Massachusetts School Building Authority, 5.000%, 8/15/2030, Call 8/15/2022	815,000	931,594

		17,965,378

Michigan — 4.7%
Alma Public Schools, Q-SBLF, 5.000%, 5/1/2021	890,000	1,004,810
Bay City School District, Q-SBLF:
5.000%, 11/1/2027, Call 5/1/2024	645,000	733,784
5.000%, 11/1/2028, Call 5/1/2024	1,305,000	1,481,018
Caledonia Community Schools, Q-SBLF:
5.000%, 5/1/2025	600,000	702,366
5.000%, 5/1/2026	500,000	587,000
Carman-Ainsworth Community School District, BAM, 5.000%, 5/1/2020	375,000	415,365
Central Michigan University:
5.000%, 10/1/2034, Call 10/1/2025	750,000	841,583
5.000%, 10/1/2035, Call 10/1/2025	625,000	698,844
Charter Township of Northville:
4.000%, 4/1/2021	400,000	432,316
4.000%, 4/1/2022	240,000	261,127
Chippewa Valley Schools, Q-SBLF, 5.000%, 5/1/2027, Call 11/1/2025	20,000	23,362
City of Battle Creek, BAM, 5.000%, 6/1/2033, Call 6/1/2018	1,000,000	1,050,610
City of Detroit Sewage Disposal System Revenue, AGC NATL-RE, 5.250%, 7/1/2023, Call 7/1/2017	95,000	96,268
City of Detroit Sewage Disposal System Revenue, NATL, 0.000%, 7/1/2020	110,000	100,114
City of Detroit Water Supply System Revenue, BHAC FGIC, 5.500%, 7/1/2035, Call 7/1/2018	1,035,000	1,097,400
City of Wyandotte, BAM:
5.000%, 10/1/2020	200,000	218,442
5.000%, 10/1/2021	290,000	321,172
5.000%, 10/1/2022	290,000	324,159
5.000%, 10/1/2023	250,000	280,593
5.000%, 10/1/2024	300,000	332,877
Coloma Community School District, Q-SBLF, 3.000%, 5/1/2021	905,000	949,454
Comstock Park Public Schools, Q-SBLF, 5.000%, 5/1/2028, Call 5/1/2021	400,000	439,440
Detroit City School District, AGM Q-SBLF, 5.250%, 5/1/2026	300,000	350,823
Dundee Community Schools, Q-SBLF:
5.000%, 5/1/2022	1,200,000	1,374,396
5.000%, 5/1/2025	1,000,000	1,170,610
Fitzgerald Public School District, BAM, 4.000%, 5/1/2019	2,065,000	2,168,931
Forest Hills Public Schools:
5.000%, 5/1/2020	1,600,000	1,769,616
5.000%, 5/1/2021	1,600,000	1,809,152
Fraser Public School District, Q-SBLF:
5.000%, 5/1/2021	1,000,000	1,133,300
5.000%, 5/1/2022	1,000,000	1,146,920
5.000%, 5/1/2025	1,700,000	1,996,854
Grosse Ile Township School District, Q-SBLF:
5.000%, 5/1/2026, Call 5/1/2025	200,000	229,538
5.000%, 5/1/2027, Call 5/1/2025	230,000	262,356
Hartland Consolidated Schools, AGM Q-SBLF:
5.250%, 5/1/2026, Call 5/1/2021	1,625,000	1,828,580
5.250%, 5/1/2027, Call 5/1/2021	600,000	674,148
5.250%, 5/1/2028, Call 5/1/2021	1,575,000	1,768,300
Howell Public Schools, Q-SBLF, 4.250%, 5/1/2024, Call 5/1/2022	1,000,000	1,110,310
Jackson County Hospital Finance Authority, AGC, 4.500%, 6/1/2026, Call 6/1/2020 (8)	415,000	457,467
Jenison Public Schools:
5.000%, 5/1/2021	500,000	564,930
5.000%, 5/1/2022, Call 5/1/2021	560,000	630,801

Kent Hospital Finance Authority, 5.000%, 11/15/2029, Call 11/15/2021	1,000,000	1,116,290
Lansing Board of Water & Light, 5.000%, 7/1/2037, Call 7/1/2021	1,000,000	1,114,520
Lansing School District, Q-SBLF:
5.000%, 5/1/2019	1,000,000	1,078,800
5.000%, 5/1/2020	1,825,000	2,019,052
Livonia Public Schools School District, BAM, 5.000%, 5/1/2021	1,600,000	1,796,144
Marshall Public Schools, Q-SBLF:
4.000%, 11/1/2027, Call 5/1/2025	260,000	278,689
4.000%, 11/1/2028, Call 5/1/2025	1,380,000	1,470,956
4.000%, 11/1/2029, Call 5/1/2025	940,000	992,913
Mattawan Consolidated School District, Q-SBLF:
5.000%, 5/1/2019	215,000	231,656
5.000%, 5/1/2020	1,205,000	1,333,128
Michigan Finance Authority:
5.000%, 11/1/2020	2,000,000	2,239,320
5.000%, 7/1/2026, Call 7/1/2025	175,000	197,043
5.000%, 7/1/2027, Call 7/1/2025	600,000	671,400
5.000%, 7/1/2029, Call 7/1/2025	950,000	1,067,448
5.000%, 7/1/2032, Call 7/1/2025	1,500,000	1,655,550
5.000%, 11/15/2032, Call 11/15/2026	1,000,000	1,111,990
5.000%, 7/1/2034, Call 7/1/2025	3,000,000	3,281,670
5.000%, 7/1/2034, Call 7/1/2025	500,000	540,980
5.000%, 11/15/2041, Call 11/15/2026	1,000,000	1,084,710
Michigan Finance Authority, AGM:
5.000%, 7/1/2029, Call 7/1/2024	1,500,000	1,707,600
5.000%, 7/1/2030, Call 7/1/2024	1,500,000	1,701,255
Michigan State Housing Development Authority, 5.625%, 10/1/2031, Call 10/1/2020	850,000	917,643
North Branch Area Schools, Q-SBLF, 5.000%, 5/1/2024	200,000	232,734
Plymouth-Canton Community School District, Q-SBLF, 5.000%, 5/1/2021	450,000	508,050
Redford Union School District No. 1, AMBAC Q-SBLF, 5.000%, 5/1/2022	250,000	277,533
River Rouge School District, Q-SBLF:
5.000%, 5/1/2020	1,700,000	1,880,761
5.000%, 5/1/2021	1,155,000	1,303,995
State of Michigan, FSA, 5.250%, 9/15/2021, Call 9/15/2017	2,100,000	2,150,547
Taylor Tax Increment Finance Authority, AGM:
3.000%, 5/1/2018	855,000	873,682
3.000%, 5/1/2019	340,000	350,727
3.250%, 5/1/2020	90,000	94,217
Wayland Union School District, AGM Q-SBLF:
5.000%, 5/1/2024, Call 5/1/2018	500,000	523,680
5.250%, 5/1/2019, Call 5/1/2018	400,000	420,096
Wayne County Airport Authority:
5.000%, 12/1/2026, Call 12/1/2025 (16)	3,000,000	3,357,900
5.000%, 12/1/2030, Call 12/1/2025	1,250,000	1,410,212
Wayne State University, AGM:
5.000%, 11/15/2025, Call 11/15/2018	230,000	245,548
5.000%, 11/15/2025, Call 11/15/2018	285,000	302,519
Western Township Utilities Authority, 4.000%, 1/1/2021	1,200,000	1,301,844

		75,681,938

Minnesota — 0.4%
City of Minneapolis, AGC:
6.500%, 11/15/2038, Call 11/15/2018	165,000	180,168
6.500%, 11/15/2038, Call 11/15/2018	905,000	972,540
City of Minneapolis/St Paul Housing & Redevelopment Authority, 4.000%, 8/15/2019	445,000	470,005
City of Minneapolis/St Paul Housing & Redevelopment Authority, AGM, 5.000%, 8/15/2025, Call 8/15/2020 (8)	215,000	235,793
City of Minneapolis/St Paul Housing & Redevelopment Authority, NATL-RE, 0.990%, 8/1/2027, Call 3/7/2017 (8) (14)	375,000	348,849
City of Winona, 3.750%, 7/1/2021	170,000	174,716
Minneapolis & St. Paul Housing & Redevelopment Authority, 5.250%, 8/15/2025, Call 8/15/2020	275,000	305,327
Minnesota Higher Education Facilities Authority, 5.000%, 10/1/2019	400,000	429,892
Minnesota Housing Finance Agency:
3.900%, 7/1/2030, Call 1/1/2022	620,000	639,108
4.000%, 7/1/2040, Call 1/1/2022	625,000	645,319
Minnesota Housing Finance Agency, GNMA, 2.600%, 9/1/2042, Call 7/1/2022	1,033,532	1,009,792

Minnesota Housing Finance Agency, GNMA/FNMA COLL:
2.250%, 12/1/2042, Call 1/1/2022	651,401	626,133
5.000%, 1/1/2031, Call 7/1/2021	650,000	683,338

		6,720,980

Mississippi — 0.3%
Mississippi Development Bank:
3.125%, 10/1/2023	185,000	186,066
5.000%, 10/1/2023	2,615,000	2,862,379
5.000%, 1/1/2027, Call 1/1/2022	1,200,000	1,359,528
Mississippi Home Corp., GNMA/FNMA/FHLMC, 6.750%, 6/1/2039, Call 6/1/2018	235,000	247,697
Mississippi State University Educational Building Corp.:
5.000%, 11/1/2021	225,000	257,481
5.000%, 11/1/2022	135,000	156,886

		5,070,037

Missouri — 2.3%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, 5.000%, 10/1/2033, Call 10/1/2022	4,000,000	4,571,280
Chesterfield Valley Transportation Development District:
3.250%, 5/15/2028, Call 5/15/2023	835,000	827,226
4.000%, 5/15/2019	475,000	499,748
5.000%, 5/15/2020	125,000	137,176
5.000%, 5/15/2021	490,000	545,987
City of Kansas City:
5.000%, 9/1/2021, Call 9/1/2019	500,000	545,780
5.000%, 9/1/2023, Call 9/1/2019	300,000	326,694
5.000%, 10/1/2026, Call 10/1/2025	120,000	139,706
5.000%, 10/1/2027, Call 10/1/2025	205,000	236,808
5.000%, 10/1/2028, Call 10/1/2025	115,000	132,091
5.000%, 9/1/2032, Call 9/1/2019	1,000,000	1,081,280
City of St. Louis, AGM, 5.000%, 7/1/2020, Call 7/1/2017	1,885,000	1,910,900
Health & Educational Facilities Authority:
5.000%, 11/15/2028, Call 5/15/2026	2,000,000	2,300,320
5.000%, 2/1/2030, Call 2/1/2026	800,000	868,192
5.000%, 2/1/2032, Call 2/1/2026	1,000,000	1,072,760
Independence School District, SAW, 5.250%, 3/1/2030, Call 3/1/2021	2,000,000	2,278,880
Joplin Industrial Development Authority, 5.000%, 2/15/2020	330,000	361,901
Lees Summit Industrial Development Authority:
5.000%, 8/15/2036, Call 8/15/2024	1,000,000	1,002,960
5.000%, 8/15/2046, Call 8/15/2024	2,000,000	1,975,640
Missouri Health & Educational Facilities Authority, 5.000%, 2/1/2024, Call 2/1/2021	1,050,000	1,126,125
Missouri Housing Development Commission, 5.000%, 11/1/2027, Call 11/1/2019	335,000	350,162
Missouri Housing Development Commission, GNMA/FNMA/COLL, 5.000%, 9/1/2039, Call 3/1/2019	5,000	5,061
Missouri Housing Development Commission, GNMA/FNMA/FHLMC:
3.800%, 5/1/2025, Call 5/1/2021	755,000	778,737
4.000%, 5/1/2027, Call 5/1/2021	735,000	762,945
Missouri State Environmental Improvement & Energy Resources Authority:
5.750%, 1/1/2029, Call 1/1/2019	685,000	742,992
5.750%, 1/1/2029, Call 1/1/2019	65,000	70,441
Missouri State Health & Educational Facilities Authority:
3.750%, 2/15/2018	950,000	966,283
5.250%, 10/1/2031, Call 10/1/2021	1,000,000	1,138,660
St. Louis County Industrial Development Authority, 2.850%, 9/1/2018, Call 9/1/2017	2,900,000	2,903,451
St. Louis Regional Convention & Sports Complex Authority, 5.000%, 8/15/2020	3,050,000	3,404,319
Stone County Reorganized School District No. 4 Reeds Spring, SAW:
5.000%, 3/1/2030, Call 3/1/2020	1,000,000	1,102,730
5.000%, 3/1/2031, Call 3/1/2020	750,000	827,048
5.000%, 3/1/2032, Call 3/1/2020	1,000,000	1,102,730

		36,097,013

Nebraska — 0.6%
Central Plains Energy Project, 5.000%, 12/1/2019 (8)	3,000,000	3,262,590
Lancaster County Hospital Authority No. 1, 5.500%, 1/1/2030, Call 1/1/2020	1,000,000	1,089,390
Nebraska Public Power District:
5.000%, 1/1/2025, Call 1/1/2018	750,000	775,995
5.000%, 1/1/2026, Call 1/1/2018	750,000	775,995
5.000%, 1/1/2032, Call 1/1/2022	1,000,000	1,105,320

Omaha-Douglas Public Building Commission:
5.000%, 5/1/2026, Call 5/1/2022	825,000	953,857
5.000%, 5/1/2027, Call 5/1/2022	585,000	675,435
5.000%, 5/1/2028, Call 5/1/2022	550,000	633,556
5.000%, 5/1/2029, Call 5/1/2022	660,000	759,218

		10,031,356

Nevada — 1.1%
City of Reno, 5.250%, 6/1/2032, Call 6/1/2017	105,000	106,172
Clark County School District, AMBAC, 5.000%, 6/15/2019, Call 6/15/2017	1,600,000	1,619,552
County of Clark, 5.000%, 7/1/2028, Call 7/1/2019	2,180,000	2,375,895
County of Clark Department of Aviation:
5.000%, 7/1/2029, Call 7/1/2024	1,200,000	1,370,340
5.000%, 7/1/2030, Call 7/1/2024	1,000,000	1,139,110
County of Washoe:
5.000%, 2/1/2033, Call 2/1/2019	3,920,000	4,159,120
5.500%, 2/1/2028, Call 2/1/2019	1,000,000	1,075,660
Las Vegas Valley Water District, 5.000%, 6/1/2028, Call 6/1/2022	5,115,000	5,825,985

		17,671,834

New Hampshire — 0.1%
New Hampshire Housing Finance Authority:
4.500%, 1/1/2029, Call 7/1/2020	455,000	470,857
4.800%, 7/1/2028, Call 1/1/2022	1,125,000	1,171,440

		1,642,297

New Jersey — 3.5%
City of Passaic, 4.000%, 5/1/2017	280,000	281,464
New Jersey Economic Development Authority:
5.000%, 6/15/2019	3,000,000	3,181,140
5.000%, 6/15/2020	1,500,000	1,609,605
5.000%, 11/1/2021	4,600,000	4,912,524
5.500%, 6/15/2030, Call 12/15/2026	2,500,000	2,673,450
New Jersey Higher Education Student Assistance Authority, 4.875%, 12/1/2024, Call 12/1/2019	6,995,000	7,307,677
New Jersey Housing & Mortgage Finance Agency, 4.250%, 10/1/2032, Call 10/1/2021	460,000	474,784
New Jersey State Turnpike Authority:
5.000%, 1/1/2032, Call 7/1/2022	3,440,000	3,846,333
5.000%, 1/1/2035, Call 1/1/2022	1,685,000	1,851,242
New Jersey State Turnpike Authority, NATL-RE:
1.120%, 1/1/2030, Call 3/7/2017 (8) (14)	350,000	315,023
1.120%, 1/1/2030, Call 3/3/2017 (8) (14)	1,900,000	1,710,137
1.138%, 1/1/2030, Call 3/2/2017 (8) (14)	475,000	427,533
1.260%, 1/1/2030, Call 3/3/2017 (8) (14)	500,000	450,037
New Jersey Transportation Trust Fund Authority:
1.640%, 12/15/2019, Call 6/15/2019 (8)	5,000,000	4,926,600
5.000%, 6/15/2022	500,000	538,365
5.000%, 6/15/2032, Call 12/15/2024	5,000,000	5,083,450
5.250%, 12/15/2023	240,000	261,672
5.250%, 12/15/2023, Call 12/15/2018	1,355,000	1,439,606
New Jersey Transportation Trust Fund Authority, BAM:
5.000%, 6/15/2028, Call 6/15/2022	5,000,000	5,311,550
5.000%, 6/15/2033, Call 6/15/2022	3,000,000	3,054,090
5.250%, 6/15/2033, Call 6/15/2023	5,635,000	5,895,055
New Jersey Transportation Trust Fund Authority, BHAC, 0.000%, 12/15/2024	440,000	355,190
New Jersey Turnpike Authority, 5.000%, 1/1/2031, Call 1/1/2025	500,000	571,535

		56,478,062

New Mexico — 1.5%
City of Farmington:
1.875%, 4/1/2020 (8)	3,000,000	3,009,390
1.875%, 4/1/2020 (8)	1,750,000	1,755,478
City of Santa Fe, 4.000%, 6/1/2025, Call 6/1/2022	655,000	719,216
New Mexico Finance Authority:
5.000%, 6/1/2026, Call 6/1/2018	2,395,000	2,511,301
5.700%, 6/1/2026, Call 6/1/2018	465,000	491,952
5.800%, 6/1/2027, Call 6/1/2018	825,000	875,432
New Mexico Finance Authority, NATL-RE, 5.250%, 6/15/2023, Call 6/15/2017	1,000,000	1,012,470
New Mexico Mortgage Finance Authority, GNMA, 2.600%, 2/1/2043, Call 1/1/2023	955,810	940,010

New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC:
4.500%, 9/1/2024, Call 9/1/2019	200,000	206,210
5.650%, 9/1/2039, Call 3/1/2019	285,000	297,301
6.000%, 9/1/2039, Call 3/1/2019	315,000	321,032
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC COLL:
4.625%, 3/1/2028, Call 9/1/2021	680,000	702,372
5.350%, 3/1/2030, Call 9/1/2020	1,590,000	1,672,505
New Mexico Municipal Energy Acquisition Authority, 1.273%, 8/1/2019, Call 2/1/2019 (8)	10,000,000	9,977,400

		24,492,069

New York — 4.6%
Albany Capital Resource Corp.:
5.000%, 12/1/2023	150,000	172,734
5.000%, 12/1/2024	200,000	231,490
Byron-Bergen Central School District, AGM SAW, 3.000%, 6/15/2018	1,215,000	1,246,213
City of New York, 0.850%, 8/1/2026, Call 3/7/2017 (8) (14)	100,000	100,000
City of New York, AGC:
0.890%, 10/1/2021, Call 3/6/2017 (8) (14)	400,000	400,000
0.890%, 10/1/2027, Call 3/3/2017 (8) (14)	850,000	850,000
City of New York, AGM, 0.790%, 11/1/2026 (8)	2,200,000	2,200,000
City of Newburgh, 2.000%, 5/15/2017	575,000	576,047
Long Island Power Authority, 1.196%, 11/1/2018, Call 5/1/2018 (8)	2,500,000	2,502,375
Metropolitan Transportation Authority:
0.873%, 11/1/2017, Call 5/1/2017 (8)	2,800,000	2,794,904
5.000%, 11/15/2036, Call 11/15/2026	2,325,000	2,623,925
Metropolitan Transportation Authority, AGM, 1.138%, 5/15/2018, Call 11/15/2017 (8)	4,000,000	4,001,560
New York City Municipal Water Finance Authority, 0.790%, 6/15/2032, Call 3/15/2017 (8)	500,000	500,000
New York City Transitional Finance Authority:
0.780%, 11/1/2022 (8)	2,450,000	2,450,000
0.790%, 8/1/2022, Call 3/1/2017 (8)	5,455,000	5,455,000
5.000%, 11/1/2024, Call 11/1/2022	5,715,000	6,634,829
5.000%, 11/1/2026, Call 5/1/2025	1,000,000	1,190,000
5.000%, 11/1/2026, Call 5/1/2025	2,000,000	2,380,000
New York City Transitional Finance Authority, NATL-RE FGIC, 5.000%, 7/15/2024, Call 3/31/2017	435,000	436,501
New York City Water & Sewer System:
5.000%, 6/15/2028, Call 6/15/2024	500,000	583,105
5.000%, 6/15/2029, Call 6/15/2024	600,000	696,258
New York Convention Center Development Corp., 0.000%, 11/15/2032	1,250,000	673,288
New York Mortgage Agency, 5.000%, 10/1/2019	500,000	541,305
New York State Dormitory Authority:
5.000%, 3/15/2027, Call 3/15/2022	7,555,000	8,642,844
5.000%, 3/15/2028, Call 3/15/2019	625,000	671,644
5.000%, 12/1/2035, Call 6/1/2027 (6)	500,000	534,280
5.000%, 12/1/2037, Call 6/1/2027 (6)	500,000	533,420
6.000%, 7/1/2038, Call 7/1/2020	1,000,000	1,117,840
New York State Dormitory Authority, NATL-RE, 1.340%, 7/1/2029, Call 3/6/2017 (8) (14)	3,000,000	2,808,441
New York State Energy Research & Development Authority, NATL-RE, 1.120%, 12/1/2020, Call 3/7/2017 (8) (14)	6,450,000	6,212,853
New York State Urban Development Corp., 5.000%, 3/15/2028, Call 3/15/2023	1,000,000	1,154,330
New York Transportation Development Corp.:
4.000%, 7/1/2031, Call 7/1/2024 (16)	2,000,000	1,992,340
5.000%, 7/1/2034, Call 7/1/2024 (16)	1,250,000	1,354,237
New York Transportation Development Corp., AGM, 4.000%, 7/1/2032, Call 7/1/2024 (16)	2,500,000	2,514,100
Niagara Tobacco Asset Securitization Corp., 5.000%, 5/15/2017	300,000	302,520
State of New York, NATL-RE FGIC:
1.007%, 2/15/2022, Call 3/2/2017 (8) (14)	1,045,000	1,015,321
1.007%, 2/13/2032, Call 3/2/2017 (8) (14)	2,080,000	1,942,978
Town of Oyster Bay, 3.500%, 6/1/2018	1,000,000	1,008,480
TSASC, Inc.:
5.000%, 6/1/2036, Call 6/1/2027	1,000,000	1,094,760
5.000%, 6/1/2041, Call 6/1/2027	1,000,000	1,086,820
Westchester Tobacco Asset Securitization, 5.000%, 6/1/2021	500,000	559,220

		73,785,962

North Carolina — 0.8%
County of Catawba:
4.000%, 10/1/2025, Call 10/1/2021	585,000	626,915

5.000%, 10/1/2023, Call 10/1/2021	1,000,000	1,147,110
5.000%, 10/1/2024, Call 10/1/2021	835,000	957,436
County of Cumberland, 5.125%, 12/1/2028, Call 12/1/2019	250,000	275,268
County of Union:
5.000%, 12/1/2026, Call 6/1/2023	1,390,000	1,617,640
5.000%, 12/1/2027, Call 6/1/2023	1,645,000	1,913,349
North Carolina Eastern Municipal Power Agency, AGC, 6.000%, 1/1/2019	180,000	191,236
North Carolina Housing Finance Agency, 4.250%, 1/1/2028, Call 7/1/2021	420,000	435,086
North Carolina Medical Care Commission:
4.000%, 6/1/2020	470,000	502,280
5.000%, 6/1/2027, Call 6/1/2022	500,000	550,210
North Carolina Turnpike Authority, State Appropriation, 5.000%, 7/1/2047, Call 7/1/2026	750,000	813,952
Orange County Public Facilities, 5.000%, 10/1/2026, Call 10/1/2022	1,130,000	1,318,450
Raleigh Durham Airport Authority, 5.000%, 5/1/2036, Call 5/1/2020	1,690,000	1,854,319

		12,203,251

North Dakota — 1.4%
Barnes County North Public School District Building Authority:
4.000%, 5/1/2021	635,000	659,397
4.500%, 5/1/2030, Call 5/1/2021	1,515,000	1,546,618
4.500%, 5/1/2033, Call 5/1/2021	1,850,000	1,866,669
City of Dickinson, 5.000%, 10/1/2025, Call 10/1/2021	2,240,000	2,533,574
City of Grand Forks:
4.000%, 12/1/2019	535,000	563,569
5.000%, 12/1/2032, Call 12/1/2021	1,000,000	1,055,150
City of West Fargo, 3.000%, 5/1/2023, Call 5/1/2017	185,000	185,313
North Dakota Public Finance Authority:
4.000%, 6/1/2023	2,440,000	2,709,937
4.000%, 6/1/2024, Call 6/1/2023	2,190,000	2,408,014
4.000%, 6/1/2025, Call 6/1/2023	1,145,000	1,252,710
North Dakota State Housing Finance Agency, 5.250%, 1/1/2029, Call 7/1/2019	675,000	702,581
Williston Parks & Recreation District:
3.000%, 3/1/2017	420,000	420,000
4.500%, 3/1/2020	1,205,000	1,241,740
4.500%, 3/1/2025, Call 3/1/2021	2,525,000	2,563,708
4.625%, 3/1/2026, Call 3/1/2021	2,620,000	2,661,501

		22,370,481

Ohio — 4.1%
Akron Bath Copley Joint Township Hospital District, 5.000%, 11/15/2021	1,000,000	1,108,770
Brookfield Local School District, AGM, 5.000%, 1/15/2030, Call 1/15/2018	400,000	413,132
City of Cleveland:
5.000%, 1/1/2022, Call 1/1/2021	2,320,000	2,572,462
5.000%, 10/1/2024, Call 10/1/2022	460,000	529,078
5.000%, 10/1/2028, Call 10/1/2022	1,075,000	1,233,380
5.000%, 10/1/2029, Call 10/1/2022	1,130,000	1,293,296
5.000%, 10/1/2029, Call 10/1/2022	2,290,000	2,620,928
5.000%, 1/1/2031, Call 1/1/2022	1,270,000	1,398,918
City of Cleveland, AGM:
5.000%, 1/1/2030, Call 1/1/2022	3,900,000	4,321,941
5.000%, 1/1/2031, Call 1/1/2022	1,000,000	1,101,510
City of Middleburg Heights, 5.125%, 8/1/2031, Call 8/1/2021	1,000,000	1,098,440
Cleveland Department of Public Utilities Division of Water:
4.000%, 1/1/2028, Call 1/1/2024	500,000	542,215
4.000%, 1/1/2029, Call 1/1/2024	1,000,000	1,076,010
4.000%, 1/1/2030, Call 1/1/2024	1,000,000	1,065,110
Cleveland Heights & University Heights City School District:
0.000%, 12/1/2024	400,000	326,972
0.000%, 12/1/2025	600,000	469,686
Cleveland-Cuyahoga County Port Authority, 5.000%, 10/1/2022, Call 10/1/2020	1,000,000	1,129,300
County of Franklin:
5.000%, 5/15/2028, Call 5/15/2023	2,000,000	2,291,640
5.000%, 7/1/2029, Call 7/1/2026	2,000,000	2,133,460
5.000%, 5/15/2031, Call 5/15/2023	405,000	458,330
County of Hamilton:
5.000%, 12/1/2029, Call 12/1/2021	975,000	1,106,732
5.000%, 1/1/2031, Call 1/1/2026	1,350,000	1,423,804
County of Hancock, 5.750%, 12/1/2026, Call 6/1/2021	1,120,000	1,273,418

County of Lorain, AMBAC:
1.579%, 10/1/2030 (8) (14)	500,000	476,024
1.585%, 10/1/2030 (8) (14)	4,350,000	4,089,609
County of Lucas, 5.000%, 11/15/2022, Call 11/15/2021	925,000	1,056,452
Delaware City School District, 5.250%, 12/1/2038, Call 6/1/2023	1,240,000	1,421,300
Elyria City School District, School District Credit Program:
4.000%, 12/1/2026, Call 12/1/2022	480,000	526,099
4.000%, 12/1/2027, Call 12/1/2022	1,160,000	1,267,474
4.000%, 12/1/2028, Call 12/1/2022	1,130,000	1,233,429
4.000%, 12/1/2032, Call 12/1/2022	1,015,000	1,058,889
4.000%, 12/1/2033, Call 12/1/2022	1,550,000	1,611,225
4.000%, 12/1/2034, Call 12/1/2022	1,435,000	1,487,119
Johnstown-Monroe Local School District, 5.000%, 12/1/2030, Call 12/1/2021	715,000	829,529
Lake County Community College District:
4.000%, 12/1/2022, Call 12/1/2019	695,000	742,114
4.000%, 12/1/2024, Call 12/1/2019	835,000	885,108
4.000%, 12/1/2025, Call 12/1/2019	855,000	902,299
Lake Local School District/Stark County, School District Credit Program:
4.000%, 12/1/2023, Call 12/1/2021	1,550,000	1,695,498
4.000%, 12/1/2025, Call 12/1/2021	1,660,000	1,798,544
Liberty Local School District, AGM, 4.500%, 12/1/2018	885,000	936,206
New Albany Community Authority:
4.000%, 10/1/2020	590,000	636,693
5.000%, 10/1/2022	1,000,000	1,153,010
5.000%, 10/1/2023, Call 10/1/2022	1,105,000	1,277,225
North Olmsted City School District:
5.000%, 12/1/2027, Call 12/1/2023	220,000	255,266
5.000%, 12/1/2028, Call 12/1/2023	365,000	422,769
5.000%, 12/1/2029, Call 12/1/2023	500,000	576,115
Ohio Higher Educational Facility Commission:
4.000%, 12/1/2020	1,050,000	1,126,555
4.000%, 12/1/2021	795,000	860,230
4.000%, 12/1/2022	845,000	917,594
Ohio Housing Finance Agency, GNMA/FNMA/FHLMC COLL, 5.200%, 9/1/2029, Call 9/1/2018	1,225,000	1,264,188
Ohio State Turnpike Commission, 5.250%, 2/15/2033, Call 2/15/2023	1,330,000	1,521,533
Ohio State Water Development Authority, 5.000%, 6/1/2022	1,100,000	1,286,186
Ohio University, 5.000%, 12/1/2028, Call 6/1/2022	225,000	256,037
University of Toledo, 5.000%, 6/1/2030, Call 6/1/2021	250,000	279,285

		64,838,136

Oklahoma — 0.7%
Blanchard Municipal Improvement Authority, BAM, 4.000%, 5/1/2039, Call 5/1/2022	315,000	319,835
Cushing Educational Facilities Authority, 5.000%, 9/1/2022	2,000,000	2,310,720
Delaware County Justice Authority:
3.750%, 9/1/2029, Call 9/1/2017	2,365,000	2,386,427
4.000%, 9/1/2018	415,000	432,285
4.000%, 9/1/2019	740,000	783,075
4.000%, 9/1/2020	700,000	751,681
4.000%, 9/1/2021	805,000	872,073
Oklahoma Housing Finance Agency, GNMA:
2.500%, 3/1/2022	480,000	481,570
3.300%, 3/1/2031, Call 3/1/2022	1,170,000	1,196,676
Oklahoma Housing Finance Agency, GNMA/FNMA/FHLMC, 6.500%, 9/1/2038, Call 9/1/2018	135,000	139,286
Oklahoma Housing Finance Agency, GNMA/FNMA/FHLMC COLL, 5.250%, 9/1/2029, Call 3/1/2019	15,000	15,231
Tulsa Airports Improvement Trust, BAM, 5.000%, 6/1/2028, Call 6/1/2023 (16)	1,405,000	1,563,020

		11,251,879

Oregon — 0.8%
City of Portland, 5.000%, 6/15/2027, Call 6/15/2022	1,000,000	1,118,770
City of Tigard:
5.000%, 8/1/2029, Call 8/1/2022	690,000	795,653
5.000%, 8/1/2037, Call 8/1/2025	650,000	730,561
City of Woodburn:
0.000%, 3/1/2020	1,380,000	1,303,645
0.000%, 3/1/2021	1,215,000	1,116,840

Clackamas & Washington Counties School District No. 3, NATL-RE FGIC School Bond Gty, 0.000%, 6/15/2023	2,000,000	1,751,800
Klamath Falls Intercommunity Hospital Authority:
5.000%, 9/1/2021	250,000	283,580
5.000%, 9/1/2022	505,000	580,341
Multnomah County School District No. 3 Park Rose, School Bond Gty, 5.000%, 6/30/2036, Call 6/30/2021	475,000	536,270
Port of Morrow:
3.500%, 6/1/2020, Call 6/1/2019	210,000	218,948
3.750%, 6/1/2021, Call 6/1/2019	220,000	231,231
4.000%, 6/1/2022, Call 6/1/2019	235,000	248,181
Port of Portland, 5.500%, 7/1/2031, Call 7/1/2021	3,000,000	3,395,850
State of Oregon Housing & Community Services Department, 4.450%, 7/1/2023, Call 1/1/2020 (16)	920,000	960,066

		13,271,736

Pennsylvania — 2.2%
Central Bradford Progress Authority, 5.375%, 12/1/2041, Call 12/1/2021	500,000	542,450
City of Philadelphia, AGM, 5.250%, 12/15/2023, Call 12/15/2018	755,000	811,700
City of Pittsburgh, 4.000%, 9/1/2021	750,000	817,882
Kiski Area School District, AGM SAW, 4.000%, 3/1/2021	1,450,000	1,566,594
Lancaster Industrial Development Authority:
5.000%, 5/1/2021	360,000	389,714
5.000%, 5/1/2022	430,000	469,960
Lehigh County General Purpose Authority, 4.000%, 11/1/2019	555,000	589,854
Montgomery County Industrial Development Authority, 6.250%, 11/15/2029, Call 11/15/2019	715,000	810,831
Montgomery County Industrial Development Authority, FHA, 5.000%, 8/1/2024, Call 8/1/2020	1,350,000	1,519,006
Nazareth Area School District, SAW, 1.050%, 2/1/2018, Call 8/1/2017 (8)	500,000	498,160
Pennsylvania Economic Development Financing Authority, AGM:
0.000%, 1/1/2020	600,000	556,956
0.000%, 1/1/2021	600,000	537,996
5.000%, 1/1/2022	305,000	342,119
Pennsylvania Housing Finance Agency, 4.200%, 10/1/2033, Call 10/1/2022 (16)	2,300,000	2,329,049
Pennsylvania Turnpike Commission:
1.320%, 12/1/2018, Call 6/1/2018 (8)	2,850,000	2,851,938
1.620%, 12/1/2021, Call 6/1/2021 (8)	5,000,000	5,024,650
4.000%, 12/1/2023, Call 12/1/2019	105,000	112,913
4.000%, 12/1/2023, Call 12/1/2019	95,000	100,649
5.000%, 6/1/2021, Call 6/1/2019	715,000	778,142
5.000%, 12/1/2030, Call 12/1/2020 (17)	215,000	243,978
5.000%, 12/1/2030, Call 12/1/2020 (17)	370,000	411,540
5.500%, 12/1/2042, Call 12/1/2026	3,000,000	3,417,150
6.000%, 12/1/2034, Call 12/1/2020 (17)	55,000	64,417
6.000%, 12/1/2034, Call 12/1/2020 (17)	70,000	81,985
6.000%, 12/1/2034, Call 12/1/2020 (17)	270,000	307,614
6.000%, 12/1/2036, Call 12/1/2020	975,000	1,139,980
Pittsburgh Public Schools, BAM SAW, 5.000%, 9/1/2024, Call 9/1/2022	1,000,000	1,163,280
Pocono Mountain School District, AGM SAW, 4.000%, 6/15/2021	2,785,000	3,029,217
Sayre Health Care Facilities Authority, 1.404%, 12/1/2024, Call 12/1/2017 (8)	225,000	220,763
Scranton School District, SAW, 1.530%, 4/2/2018, Call 10/2/2017 (8)	3,325,000	3,319,979
State Public School Building Authority, SAW, 1.323%, 9/1/2018, Call 3/1/2018 (8)	1,425,000	1,426,012

		35,476,478

Puerto Rico — 0.0%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, NATL-RE, 4.250%, 10/1/2024, Call 3/31/2017	150,000	148,607
Puerto Rico Infrastructure Financing Authority, BHAC, 5.500%, 7/1/2021	275,000	316,060

		464,667

Rhode Island — 1.1%
Rhode Island Housing & Mortgage Finance Corp.:
3.625%, 10/1/2029, Call 10/1/2021	760,000	772,342
4.000%, 10/1/2040, Call 10/1/2021	765,000	784,179
Rhode Island Student Loan Authority:
3.375%, 12/1/2023, Call 12/1/2020 (16)	300,000	301,935
3.950%, 12/1/2017	250,000	255,983
4.000%, 12/1/2022, Call 12/1/2021 (16)	2,885,000	3,024,634
4.200%, 12/1/2018, Call 12/1/2017	600,000	615,198

4.250%, 12/1/2020, Call 12/1/2017	500,000	508,410
4.250%, 12/1/2025, Call 12/1/2021 (16)	2,205,000	2,272,716
4.500%, 12/1/2021, Call 12/1/2017	1,000,000	1,017,380
4.750%, 12/1/2028, Call 12/1/2021 (16)	1,000,000	1,043,480
4.750%, 12/1/2029, Call 12/1/2021 (16)	680,000	701,209
Rhode Island Turnpike & Bridge Authority, 5.000%, 10/1/2030, Call 4/1/2026	900,000	1,040,544
Tobacco Settlement Financing Corp., 2.250%, 6/1/2041, Call 6/1/2025	3,345,000	3,347,408
Town of Cumberland:
4.000%, 3/15/2024	795,000	877,950
4.000%, 3/15/2026, Call 3/15/2024	460,000	499,914

		17,063,282

South Carolina — 1.1%
City of Rock Hill, AGM:
5.250%, 1/1/2026, Call 1/1/2022	730,000	829,280
5.250%, 1/1/2028, Call 1/1/2022	475,000	539,600
County of Dorchester:
5.000%, 10/1/2022	480,000	557,011
5.000%, 10/1/2026, Call 10/1/2022	400,000	464,864
County of Florence:
5.000%, 11/1/2025, Call 11/1/2020	2,000,000	2,213,740
5.000%, 11/1/2030, Call 11/1/2020	500,000	540,540
5.000%, 11/1/2031, Call 11/1/2024	360,000	407,099
Laurens County Water & Sewer Commission:
5.000%, 3/1/2029, Call 3/1/2017	415,000	415,000
5.000%, 3/1/2032, Call 3/1/2017	1,000,000	1,000,000
Piedmont Municipal Power Agency, AGM:
5.000%, 1/1/2030, Call 7/1/2021	450,000	503,113
5.750%, 1/1/2034, Call 7/1/2021	1,000,000	1,156,040
South Carolina Jobs-Economic Development Authority, 5.000%, 7/1/2022	1,735,000	1,944,536
South Carolina State Housing Finance & Development Authority, 5.000%, 1/1/2028, Call 7/1/2019	110,000	115,842
South Carolina State Public Service Authority:
5.000%, 12/1/2028, Call 12/1/2024	500,000	571,225
5.000%, 12/1/2030, Call 6/1/2026	1,250,000	1,433,075
5.000%, 12/1/2031, Call 6/1/2026	1,250,000	1,423,400
5.500%, 1/1/2038, Call 1/1/2019	920,000	994,612
Spartanburg Sanitation Sewer District, 5.000%, 3/1/2030, Call 3/1/2023	1,500,000	1,711,140
St. Peters Parish-Jasper County Public Facilities Corp., AGM, 5.000%, 4/1/2031, Call 4/1/2021	900,000	995,904

		17,816,021

South Dakota — 1.1%
City of Rapid City:
5.500%, 12/1/2022, Call 12/1/2019	225,000	242,012
6.750%, 12/1/2031, Call 12/1/2019	500,000	546,525
7.000%, 12/1/2035, Call 12/1/2019	750,000	820,537
South Dakota Health & Educational Facilities Authority:
4.000%, 11/1/2021	500,000	550,370
4.250%, 9/1/2023	740,000	818,588
4.500%, 9/1/2018	500,000	521,780
4.500%, 9/1/2020	900,000	978,120
4.500%, 9/1/2021, Call 9/1/2020	1,080,000	1,169,165
4.500%, 9/1/2022, Call 9/1/2020	1,005,000	1,079,179
5.000%, 9/1/2019	200,000	217,950
5.000%, 11/1/2022	715,000	830,916
5.000%, 8/1/2023	375,000	434,299
5.000%, 11/1/2023	625,000	733,288
5.000%, 8/1/2024	195,000	227,358
5.000%, 11/1/2024	650,000	767,604
5.000%, 11/1/2024, Call 11/1/2019	1,000,000	1,085,750
5.000%, 11/1/2025, Call 11/1/2024	600,000	688,644
5.000%, 11/1/2026, Call 11/1/2024	550,000	626,786
5.000%, 9/1/2027, Call 9/1/2024	720,000	811,375
South Dakota Health & Educational Facilities Authority, AMBAC, 5.000%, 8/1/2022, Call 8/1/2017	980,000	994,269
South Dakota Housing Development Authority:
3.750%, 5/1/2018	500,000	512,660
3.900%, 11/1/2030, Call 3/15/2017	155,000	155,172

South Dakota Housing Development Authority, FHLMC COLL, 3.550%, 11/1/2033, Call 11/1/2022	2,355,000	2,363,925

		17,176,272

Tennessee — 1.6%
Knox County Health Educational & Housing Facility Board, 5.000%, 1/1/2042, Call 1/1/2027	5,815,000	6,357,598
Metropolitan Government Nashville & Davidson County Health & Educational Faciilities Board, 5.000%, 7/1/2031, Call 7/1/2026	1,000,000	1,127,780
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board:
5.000%, 11/1/2027, Call 11/1/2021	500,000	546,175
5.000%, 7/1/2035, Call 7/1/2026	1,400,000	1,548,218
5.000%, 7/1/2040, Call 7/1/2026	1,350,000	1,479,492
Metropolitan Nashville Airport Authority, 5.000%, 7/1/2017	585,000	593,330
Public Building Authority of Sevier County, AMBAC, 1.138%, 6/1/2018 (8) (14)	375,000	368,894
Tennessee Energy Acquisition Corp.:
5.000%, 2/1/2023	5,310,000	5,988,459
5.250%, 9/1/2021	3,810,000	4,316,920
5.250%, 9/1/2022	250,000	286,750
Tennessee Housing Development Agency:
4.000%, 7/1/2025, Call 1/1/2021	910,000	952,215
4.125%, 1/1/2025, Call 1/1/2021	665,000	692,697
4.500%, 7/1/2028, Call 1/1/2020	230,000	238,434
5.000%, 1/1/2027, Call 7/1/2019	200,000	206,932

		24,703,894

Texas — 6.6%
Austin Community College District, 5.000%, 8/1/2031, Call 8/1/2025	5,250,000	6,063,278
Brazoria-Fort Bend County Municipal Utility District No. 1, MAC, 3.000%, 9/1/2020	700,000	730,744
Capital Area Cultural Education Facilities Finance Corp.:
5.000%, 4/1/2019	1,000,000	1,055,920
5.250%, 4/1/2021, Call 4/1/2020	400,000	431,888
Central Texas Regional Mobility Authority, 0.000%, 1/1/2025	1,000,000	746,500
City of Beaumont:
5.000%, 9/1/2026, Call 9/1/2025	1,000,000	1,186,900
5.000%, 9/1/2027, Call 9/1/2025	600,000	707,616
5.000%, 9/1/2030, Call 9/1/2025	1,000,000	1,152,230
City of Galveston, 4.625%, 2/1/2024, Call 2/1/2021	1,130,000	1,198,116
City of Houston, 5.000%, 9/1/2026, Call 9/1/2024	250,000	287,495
City of Houston Combined Utility System, 5.000%, 11/15/2028, Call 11/15/2025	3,540,000	4,173,412
City of Houston, AMBAC, 0.000%, 9/1/2019	400,000	380,912
City of Houston, XLCA, 1.559%, 7/1/2032 (8) (14) (16)	450,000	417,877
City of Laredo International Toll Bridge, AGM:
5.000%, 10/1/2026, Call 10/1/2024	225,000	260,746
5.000%, 10/1/2027, Call 10/1/2024	240,000	277,061
City of San Antonio, 1.040%, 11/1/2017 (8)	1,600,000	1,600,640
City of San Marcos:
4.500%, 11/1/2028, Call 11/1/2022	600,000	653,694
5.000%, 11/1/2033, Call 11/1/2022	1,215,000	1,370,957
Clifton Higher Education Finance Corp., PSF:
5.000%, 8/15/2026, Call 8/15/2025	675,000	798,302
5.000%, 8/15/2027, Call 8/15/2025	545,000	640,484
5.000%, 8/15/2028, Call 8/15/2025	835,000	975,105
5.000%, 8/15/2029, Call 8/15/2025	335,000	389,015
5.000%, 8/15/2030, Call 8/15/2025	1,250,000	1,445,463
Corpus Christi Business & Job Development Corp., 5.000%, 9/1/2022	1,000,000	1,146,950
County of Bexar, AGM, 5.000%, 8/15/2031, Call 8/15/2024	1,280,000	1,447,014
County of Bowie, AGM:
4.000%, 8/1/2021, Call 3/31/2017	1,275,000	1,278,379
4.000%, 8/1/2024, Call 3/31/2017	1,315,000	1,318,195
County of Wise, 8.000%, 8/15/2034, Call 8/15/2021	4,000,000	4,438,000
Crane County Water District:
5.000%, 2/15/2026, Call 2/15/2025	915,000	1,051,244
5.000%, 2/15/2030, Call 2/15/2025	1,000,000	1,116,530
Cypress-Fairbanks Independent School District, PSF, 5.000%, 2/15/2034, Call 2/15/2021	675,000	756,722
Dallas/Fort Worth International Airport:
5.000%, 11/1/2024, Call 11/1/2022	1,000,000	1,144,230
5.000%, 11/1/2032, Call 11/1/2020	5,000,000	5,583,150
5.000%, 11/1/2033, Call 11/1/2023	2,000,000	2,259,140
5.250%, 11/1/2033, Call 11/1/2023	1,200,000	1,394,892

Forney Independent School District, PSF, 6.000%, 8/15/2037, Call 8/15/2018	1,840,000	1,974,044
Georgetown Independent School District, PSF, 5.000%, 8/15/2025, Call 8/15/2020	645,000	720,162
Grand Parkway Transportation Corp., 0.000%, 10/1/2030, Call 10/1/2028 (17)	1,000,000	874,660
Gulf Coast Waste Disposal Authority, AGM:
5.000%, 10/1/2029, Call 10/1/2022	1,430,000	1,643,928
5.000%, 10/1/2030, Call 10/1/2022	1,505,000	1,727,590
Harris County Cultural Education Facilities Finance Corp.:
1.390%, 6/1/2020 (8)	2,000,000	2,006,740
1.470%, 6/1/2021 (8)	2,400,000	2,408,472
5.250%, 10/1/2029, Call 10/1/2019	1,550,000	1,696,010
Harris County Flood Control District, 5.000%, 10/1/2029, Call 10/1/2025	1,145,000	1,345,421
Harris County Municipal Utility District No. 165, BAM, 5.000%, 3/1/2025	400,000	466,380
Harris County Municipal Utility District No. 374, AGM, 5.000%, 9/1/2036, Call 9/1/2019	550,000	602,492
La Vernia Higher Education Finance Corp.:
5.000%, 8/15/2017	150,000	152,721
5.000%, 8/15/2018	150,000	158,325
Lancaster Independent School District, BAM, 4.000%, 2/15/2029, Call 2/15/2025	3,000,000	3,197,640
Lower Colorado River Authority:
5.000%, 5/15/2026, Call 5/15/2025	695,000	814,081
5.000%, 5/15/2027, Call 5/15/2025	1,355,000	1,577,396
Lower Colorado River Authority, BHAC, 5.250%, 5/15/2028, Call 5/15/2018	675,000	707,630
Mesquite Independent School District, PSF, 0.000%, 8/15/2021	635,000	589,705
Nacogdoches County Hospital District, AGM:
3.000%, 5/15/2018	495,000	507,553
3.000%, 5/15/2019	510,000	525,479
New Hope Cultural Education Facilities Finance Corp.:
5.000%, 7/1/2030, Call 7/1/2025	750,000	817,995
5.000%, 11/15/2031, Call 11/15/2024	850,000	870,953
5.000%, 8/15/2036, Call 8/15/2021 (6)	1,700,000	1,620,661
5.500%, 8/15/2036, Call 8/15/2021	1,000,000	1,014,920
New Hope Cultural Education Facilities Finance Corp., AGM, 4.000%, 4/1/2024	440,000	469,308
Nolan County Hospital District:
5.000%, 8/15/2022	310,000	351,112
5.000%, 8/15/2023	250,000	285,415
5.000%, 8/15/2024	200,000	229,834
North Texas Tollway Authority:
1.440%, 1/1/2019, Call 7/1/2018 (8)	1,750,000	1,753,063
5.000%, 1/1/2027, Call 1/1/2025	2,090,000	2,430,252
North Texas Tollway Authority, AGC, 5.750%, 1/1/2038, Call 1/1/2019	1,725,000	1,872,677
North Texas Tollway Authority, BHAC:
5.125%, 1/1/2028, Call 1/1/2018	435,000	450,338
5.125%, 1/1/2028, Call 1/1/2018	65,000	67,066
Northside Independent School District, PSF, 2.125%, 8/1/2020, Call 8/1/2017 (8)	2,155,000	2,164,460
Pleasanton Independent School District, PSF, 5.000%, 8/15/2029, Call 8/15/2024	1,000,000	1,149,900
Sabine River Authority, MBIA, 4.950%, 3/1/2018	370,000	380,656
San Antonio Municipal Facilities Corp., 5.000%, 8/15/2036, Call 8/15/2021	500,000	562,875
Sienna Plantation Levee Improvement District, BAM, 4.000%, 9/1/2020	400,000	433,352
Tarrant County Cultural Education Facilities Finance Corp.:
2.500%, 12/1/2018, Call 5/1/2017	1,000,000	1,000,820
5.000%, 10/1/2028, Call 10/1/2023	2,030,000	2,297,859
5.000%, 11/15/2029, Call 5/15/2026	2,000,000	2,322,900
5.000%, 5/15/2037, Call 5/15/2024	3,250,000	3,266,413
Texas Municipal Gas Acquisition & Supply Corp. III, 5.000%, 12/15/2021	2,000,000	2,265,500
Waco Independent School District, PSF:
4.000%, 8/15/2028, Call 8/15/2024	1,000,000	1,083,680
4.000%, 8/15/2029, Call 8/15/2024	2,380,000	2,564,164

		105,301,403

Utah — 0.8%
Central Utah Water Conservancy District:
5.000%, 10/1/2026, Call 10/1/2019	850,000	933,564
5.000%, 10/1/2028, Call 10/1/2019	1,000,000	1,098,310
City of Draper, 5.000%, 5/1/2032, Call 5/1/2022	325,000	373,266
City of Riverton:
5.250%, 12/1/2034, Call 6/1/2023	1,455,000	1,695,919
5.250%, 12/1/2036, Call 6/1/2023	2,150,000	2,492,473

Jordan Valley Water Conservancy District, 5.000%, 10/1/2035, Call 4/1/2021	920,000	1,028,698
Uintah County Municipal Building Authority, 5.300%, 6/1/2028, Call 6/1/2018	1,350,000	1,421,590
Utah Infrastructure Agency, AGM:
5.400%, 10/15/2036, Call 10/15/2021	1,000,000	1,140,670
5.500%, 10/15/2030, Call 10/15/2021	1,300,000	1,504,022
Utah State Board of Regents, 5.000%, 8/1/2031, Call 8/1/2020	1,030,000	1,158,946
Utah State Charter School Finance Authority, 5.250%, 10/15/2028, Call 10/15/2023	480,000	546,523

		13,393,981

Vermont — 0.1%
Vermont Housing Finance Agency, 4.000%, 11/1/2043, Call 5/1/2023	1,250,000	1,306,350
Vermont Student Assistance Corp.:
5.000%, 6/15/2019 (16)	130,000	137,432
5.000%, 6/15/2020 (16)	125,000	134,255

		1,578,037

Virgin Islands — 0.2%
Virgin Islands Public Finance Authority, 5.000%, 9/1/2030, Call 9/1/2025 (6)	3,320,000	3,569,598

Virginia — 0.4%
City of Chesapeake, 5.000%, 7/15/2022	500,000	565,350
Henrico County Economic Development Authority, AGM, 1.353%, 8/23/2027, Call 3/1/2017 (8) (14)	50,000	47,513
Stafford County Economic Development Authority:
5.000%, 6/15/2027, Call 6/15/2026	500,000	571,765
5.000%, 6/15/2028, Call 6/15/2026	1,000,000	1,133,220
5.000%, 6/15/2030, Call 6/15/2026	700,000	782,579
Virginia College Building Authority:
5.000%, 3/1/2023, Call 3/1/2020	745,000	825,698
5.000%, 3/1/2024, Call 3/1/2020	1,755,000	1,944,558
Virginia Small Business Financing Authority, 4.250%, 11/1/2021, Call 5/1/2020	1,000,000	1,081,030

		6,951,713

Washington — 1.9%
Central Puget Sound Regional Transit Authority, 5.000%, 11/1/2041, Call 11/1/2026	5,000,000	5,742,650
Chelan County Public Utility District No. 1, NATL-RE, 0.000%, 6/1/2024	210,000	173,414
King County Housing Authority:
5.200%, 5/1/2028, Call 11/1/2018	660,000	686,822
5.500%, 12/1/2028, Call 12/1/2018	1,000,000	1,046,220
King County Public Hospital District No. 1, 5.000%, 12/1/2031, Call 12/1/2026	4,000,000	4,446,160
King County Public Hospital District No. 2, 5.250%, 12/1/2028, Call 12/1/2020	200,000	225,724
Marysville Local Improvement District, 3.350%, 6/1/2036, Call 6/1/2024	210,000	210,779
Mason & Kitsap Counties School District No. 403 North Mason, School Bond Gty, 5.000%, 12/1/2035, Call 12/1/2023	2,025,000	2,352,341
Port of Bellingham, 5.250%, 12/1/2022, Call 12/1/2020	1,060,000	1,196,751
Spokane County School District No. 81 Spokane, School Bond Gty, 5.000%, 12/1/2030, Call 12/1/2021	650,000	747,676
State of Washington, 4.100%, 7/1/2022, Call 1/1/2019	440,000	460,869
Washington Health Care Facilities Authority:
0.000%, 12/1/2017 (6)	175,000	171,920
5.000%, 8/15/2020, Call 8/15/2017	4,460,000	4,511,112
5.000%, 10/1/2030, Call 10/1/2022	750,000	842,467
Washington State Housing Finance Commission, 5.000%, 1/1/2036, Call 1/1/2025 (6)	2,125,000	2,151,201
Washington State Housing Finance Commission, GNMA/FNMA COLL, 3.500%, 10/1/2022, Call 4/1/2021	315,000	323,130
Washington State Housing Finance Commission, GNMA/FNMA/FHLMC COLL:
3.050%, 6/1/2022 (16)	750,000	770,137
3.050%, 12/1/2022 (16)	200,000	205,308
3.150%, 6/1/2023, Call 12/1/2022 (16)	330,000	334,415
3.150%, 12/1/2023, Call 12/1/2022 (16)	150,000	151,808
3.300%, 6/1/2024, Call 12/1/2022 (16)	20,000	20,266
3.450%, 6/1/2025, Call 12/1/2022 (16)	845,000	856,196
WBRP 3.2 Washington Biomed Research Properties Lease:
5.000%, 1/1/2026, Call 7/1/2025	750,000	892,635
5.000%, 1/1/2031, Call 7/1/2025	940,000	1,082,824
Whidbey Island Public Hospital District:
5.000%, 12/1/2021	520,000	557,560
5.000%, 12/1/2022	510,000	546,455

		30,706,840

West Virginia — 0.4%
Berkeley County Public Service Sewer District, BAM:
4.500%, 10/1/2029, Call 10/1/2023	1,000,000	1,089,540
4.500%, 10/1/2032, Call 10/1/2023	1,220,000	1,302,179
City of Princeton, 5.000%, 5/1/2017	875,000	879,804
West Virginia Hospital Finance Authority, 5.750%, 1/1/2044, Call 1/1/2019	2,500,000	2,711,650

		5,983,173

Wisconsin — 3.5%
City of Oak Creek, 3.000%, 6/1/2027, Call 6/1/2025	100,000	100,070
Monroe Redevelopment Authority, 5.500%, 2/15/2029, Call 2/15/2019	500,000	543,135
Public Finance Authority:
4.750%, 12/1/2035, Call 12/1/2020	2,000,000	1,994,500
5.000%, 6/1/2031, Call 6/1/2026	1,500,000	1,675,065
5.000%, 6/1/2032, Call 6/1/2026	1,500,000	1,663,815
State of Wisconsin:
4.000%, 5/1/2027, Call 5/1/2022	800,000	866,216
5.000%, 3/1/2023, Call 9/1/2021	2,000,000	2,278,840
5.000%, 5/1/2027, Call 5/1/2022	1,605,000	1,852,732
6.000%, 5/1/2036, Call 5/1/2019	1,965,000	2,174,508
State of Wisconsin, State Appropriation:
5.750%, 5/1/2029, Call 5/1/2019	105,000	115,397
5.750%, 5/1/2029, Call 5/1/2019	1,050,000	1,150,180
6.000%, 5/1/2033, Call 5/1/2019	135,000	149,086
6.000%, 5/1/2033, Call 5/1/2019	1,280,000	1,406,618
Wisconsin Center District:
0.000%, 12/15/2033, Call 6/15/2026	2,200,000	1,088,032
0.000%, 12/15/2034, Call 6/15/2026	6,665,000	3,101,691
Wisconsin Center District, AGM:
5.250%, 12/15/2023	520,000	597,184
5.250%, 12/15/2027	1,930,000	2,264,411
Wisconsin Health & Educational Facilities Authority:
4.500%, 10/15/2026, Call 10/15/2021	20,000	21,534
4.750%, 10/15/2029, Call 10/15/2021	605,000	651,391
5.000%, 8/15/2018	1,000,000	1,056,240
5.000%, 6/1/2019	430,000	444,177
5.000%, 7/1/2019	990,000	1,060,003
5.000%, 8/15/2019	250,000	269,463
5.000%, 8/15/2019	955,000	1,041,380
5.000%, 8/15/2020	1,060,000	1,188,461
5.000%, 3/1/2021	240,000	263,729
5.000%, 8/15/2021	1,160,000	1,329,824
5.000%, 3/1/2022	205,000	227,802
5.000%, 10/1/2022	750,000	870,330
5.000%, 12/15/2022	500,000	577,385
5.000%, 12/15/2023	500,000	583,300
5.000%, 12/15/2024	500,000	586,735
5.000%, 3/1/2025, Call 3/1/2024	315,000	343,070
5.000%, 6/1/2026, Call 6/1/2020	135,000	151,182
5.000%, 8/15/2027, Call 8/15/2022	500,000	585,820
5.000%, 12/15/2028, Call 12/15/2024	100,000	113,490
5.000%, 8/15/2029, Call 8/15/2022	1,700,000	1,991,788
5.000%, 4/1/2032, Call 10/1/2022	4,560,000	5,022,658
5.000%, 6/1/2032, Call 6/1/2022	1,000,000	1,072,730
5.000%, 8/15/2032, Call 8/15/2022	5,000,000	5,858,200
5.125%, 4/15/2031, Call 4/15/2023	250,000	279,183
5.250%, 4/1/2023, Call 4/1/2018	365,000	381,867
5.250%, 6/1/2034, Call 6/1/2020	300,000	326,229
5.375%, 8/15/2024, Call 2/15/2020	1,625,000	1,786,232
Wisconsin Health & Educational Facilities Authority, AGM, 5.000%, 7/15/2027, Call 7/15/2021	3,655,000	4,027,481
Wisconsin Housing & Economic Development Authority, 5.750%, 11/1/2025, Call 5/1/2020 (16)	1,275,000	1,351,640

		56,484,804

Wyoming — 0.1%
County of Laramie, 5.000%, 5/1/2027, Call 5/1/2021	1,000,000	1,102,760

Wyoming Municipal Power Agency, Inc., 5.500%, 1/1/2028, Call 1/1/2018	500,000	519,175

		1,621,935

Total Municipals (identified cost $1,533,521,588)		1,572,779,819

Mutual Funds — 1.0%
BlackRock Long-Term Municipal Advantage Trust	121,500	1,396,035
BlackRock Muni Intermediate Duration Fund, Inc.	110,000	1,535,600
BlackRock Municipal Bond Trust	93,400	1,452,370
BlackRock Municipal Income Quality Trust	107,800	1,513,512
BlackRock Municipal Income Trust	107,000	1,519,400
BlackRock MuniHoldings Quality Fund, Inc.	93,400	1,259,032
BlackRock MuniYield Quality Fund, Inc.	105,000	1,559,250
BMO Ultra Short Tax-Free Fund - Institutional Class (4)	504,281	5,078,111
Eaton Vance Municipal Income Term Trust	42,000	818,160

Total Mutual Funds (identified cost $15,690,097)		16,131,470

Short-Term Investments — 0.0%

Mutual Funds — 0.0%
BMO Government Money Market Fund - Premier Class, 0.370% (4)	38,819	38,819

Total Short-Term Investments (identified cost $38,819)		38,819

Total Investments — 99.2% (identified cost $1,549,250,504)		1,588,950,108
Other Assets and Liabilities — 0.8%		12,352,194

Total Net Assets — 100.0%		$1,601,302,302

(4) Denotes an investment in an affiliated entity. Please refer to Note 6, subsection Investments in Affiliated Issuers, in the Notes to Financial Statements.

(6) Denotes a restricted security which is subject to restrictions on resale under federal securities law. These securities have been deemed liquid based on criteria approved by the Board of Directors of the BMO Funds. At February 28, 2017, these securities amounted to: % of Total Fund Amount Net Assets Intermediate Tax-Free Fund $27,229,250 1.70%

Fund	Amount	% of Total Net Assets

Intermediate Tax-Free Fund	$27,229,250	1.70%

(8) Denotes a variable or floating rate security. Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of February 28, 2017.

(14) Issue represents an Auction Rate Security. An Auction Rate Security is a corporate or municipal bond debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

(16) Securities that are subject to alternative minimum tax represent 2.64% of the Intermediate Tax-Free Fund’s portfolio as calculated based upon total portfolio market value.

(17) Issue represents a convertible capital appreciation bond. These securities are tax-exempt bonds that originate as capital appreciation bonds with zero coupon features at time of issuance and convert to an interest paying bond at a pre-specified rate determined at time of issuance.

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.     Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.     Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.     Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act. Based on their review, such officers have concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.     Exhibits.

(a) (1)	Not applicable to semi-annual reports.

(a) (2)	Certifications required pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a) (3)	Not applicable to open-end management investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMO Funds, Inc.

/s/ John M. Blaser

By: John M. Blaser

President

April 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ John M. Blaser

By: John M. Blaser

President

(Principal Executive Officer)

April 26, 2017

/s/ Timothy M. Bonin

By: Timothy M. Bonin

Treasurer

(Principal Financial Officer)

April 26, 2017